Nationwide Destination 2030 Fund - January 31, 2026 (Unaudited) - Statement of Investments - 1
Investment Companies 88 .2%
Shares Value ($)
Alternative Assets 4.2%
Nationwide Strategic Income
Fund, Class R6(a) 780,504 7,976,751
Total Alternative Assets
(cost $7,547,750) 7,976,751
Equity Funds 46.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,520,307 32,990,824
Nationwide International Equity
Portfolio, Class R6(a) 1,008,015 13,961,003
Nationwide International Index
Fund, Class R6(a) 1,121,620 12,337,821
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,267,527 13,587,892
Nationwide Small Cap Index
Fund, Class R6(a) 132,585 1,864,139
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,157,503 13,704,840
Total Equity Funds
(cost $72,605,583) 88,446,519
Fixed Income Funds 37.2%
Nationwide Bond Portfolio, Class
R6(a) 6,837,056 58,867,057
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 751,852 6,826,815
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 460,903 4,641,291
Total Fixed Income Funds
(cost $69,917,595) 70,335,163
Total Investment Companies
(cost $150,070,928) 166,758,433
Exchange Traded Funds 11 .8%
Equity Funds 9.9%
iShares Core MSCI Emerging
Markets ETF 121,959 8,849,345
iShares Core S&P 500 ETF 8,776 6,099,583
JPMorgan Equity Premium
Income ETF(b) 64,659 3,786,431
Total Equity Funds
(cost $15,292,180) 18,735,359
Fixed Income Funds 1.9%
iShares 20+ Year Treasury Bond
ETF 25,759 2,244,382
Exchange Traded Funds
Shares Value ($)
iShares U.S. Treasury Bond ETF 61,828 1,424,208
Total Fixed Income Funds
(cost $3,742,194) 3,668,590
Total Exchange Traded Funds
(cost $19,034,374) 22,403,949
Repurchase Agreements 1 .9%
Principal
Amount ($)
CF Secured, LLC, 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase price
$1,557,338, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050; total
market value $1,588,485.(c) 1,556,863 1,556,863
Nomura Securities
International, Inc., 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase price
$2,000,610, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.63%, maturing
2/15/2026 - 5/15/2053; total
market value $2,040,623.(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $3,556,863) 3,556,863
Total Investments
(cost $172,662,165) — 101.9% 192,719,245
Liabilities in excess of other assets — (1.9)% (3,639,308)
NET ASSETS — 100.0% $ 189,079,937
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $3,786,372, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,556,863 and by $368,985 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.50% - 4.63%, and maturity dates ranging from
7/31/2026 - 2/15/2052, a total value of $3,925,848.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $3,556,863.
ETF Exchange Traded Fund

2 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Destination 2030 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2030 Fund - January 31, 2026 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 22,403,949 $ – $ – $ 22,403,949
Investment Companies 166,758,433 – – 166,758,433
Repurchase Agreements – 3,556,863 – 3,556,863
Total $ 189,162,382 $ 3,556,863 $ – $ 192,719,245
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Destination 2035 Fund
Investment Companies 87 .7%
Shares Value ($)
Alternative Assets 3.1%
Nationwide Strategic Income
Fund, Class R6(a) 574,073 5,867,030
Total Alternative Assets
(cost $5,616,187) 5,867,030
Equity Funds 57.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,000,201 39,272,637
Nationwide International Equity
Portfolio, Class R6(a) 1,152,581 15,963,251
Nationwide International Index
Fund, Class R6(a) 1,462,968 16,092,643
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,541,811 16,528,214
Nationwide Small Cap Index
Fund, Class R6(a) 312,612 4,395,320
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,406,069 16,647,859
Total Equity Funds
(cost $89,365,016) 108,899,924
Fixed Income Funds 27.3%
Nationwide Bond Portfolio, Class
R6(a) 5,488,009 47,251,757
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 329,075 2,987,997
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 165,571 1,667,303
Total Fixed Income Funds
(cost $51,319,685) 51,907,057
Total Investment Companies
(cost $146,300,888) 166,674,011
Exchange Traded Funds 12 .3%
Equity Funds 11.1%
iShares Core MSCI Emerging
Markets ETF 155,268 11,266,246
iShares Core S&P 500 ETF 8,699 6,046,066
JPMorgan Equity Premium
Income ETF(b) 64,832 3,796,562
Total Equity Funds
(cost $17,127,312) 21,108,874
Exchange Traded Funds
Shares Value ($)
Fixed Income Funds 1.2%
iShares 20+ Year Treasury Bond
ETF 20,982 1,828,162
iShares U.S. Treasury Bond
ETF(b) 20,555 473,484
Total Fixed Income Funds
(cost $2,375,975) 2,301,646
Total Exchange Traded Funds
(cost $19,503,287) 23,410,520
Repurchase Agreement 2 .2%
Principal
Amount ($)
CF Secured, LLC, 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase price
$4,254,637, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050; total
market value $4,339,730.(c) 4,253,339 4,253,339
Total Repurchase Agreement
(cost $4,253,339) 4,253,339
Total Investments
(cost $170,057,514) — 102.2% 194,337,870
Liabilities in excess of other assets — (2.2)% (4,234,127)
NET ASSETS — 100.0% $ 190,103,743
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $4,222,605, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,253,339 and by $63,680 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.50% - 4.63%, and maturity dates ranging from
7/31/2026 - 2/15/2052, a total value of $4,317,019.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $4,253,339.
ETF Exchange Traded Fund

Nationwide Destination 2035 Fund - January 31, 2026 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Destination 2035 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 23,410,520 $ – $ – $ 23,410,520
Investment Companies 166,674,011 – – 166,674,011
Repurchase Agreement – 4,253,339 – 4,253,339
Total $ 190,084,531 $ 4,253,339 $ – $ 194,337,870
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2040 Fund - January 31, 2026 (Unaudited) - Statement of Investments - 7
Investment Companies 86 .6%
Shares Value ($)
Alternative Assets 2.2%
Nationwide Strategic Income
Fund, Class R6(a) 418,686 4,278,976
Total Alternative Assets
(cost $4,062,033) 4,278,976
Equity Funds 65.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,416,390 44,720,549
Nationwide International Equity
Portfolio, Class R6(a) 1,261,362 17,469,870
Nationwide International Index
Fund, Class R6(a) 1,804,537 19,849,902
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,739,960 18,652,376
Nationwide Small Cap Index
Fund, Class R6(a) 366,924 5,158,953
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,592,722 18,857,834
Total Equity Funds
(cost $102,433,919) 124,709,484
Fixed Income Funds 18.6%
Nationwide Bond Portfolio, Class
R6(a) 3,803,914 32,751,698
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 122,535 1,112,620
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 131,332 1,322,517
Total Fixed Income Funds
(cost $34,653,582) 35,186,835
Total Investment Companies
(cost $141,149,534) 164,175,295
Exchange Traded Funds 13 .3%
Equity Funds 13.1%
iShares Core MSCI Emerging
Markets ETF 208,484 15,127,599
iShares Core S&P 500 ETF 8,538 5,934,166
JPMorgan Equity Premium
Income ETF(b) 64,348 3,768,219
Total Equity Funds
(cost $20,227,142) 24,829,984
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 0.2%
iShares U.S. Treasury Bond
ETF(b) 16,398 377,728
Total Fixed Income Funds
(cost  $378,716) 377,728
Total Exchange Traded Funds
(cost $20,605,858) 25,207,712
Repurchase Agreements 1 .9%
Principal
Amount ($)
CF Secured, LLC, 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase price
$2,559,644, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050; total
market value $2,610,837.(c) 2,558,863 2,558,863
Santander US Capital
Markets, 3.66%, dated
1/30/2026, due 2/2/2026,
repurchase price
$1,000,305, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
2/10/2036 - 8/15/2035; total
market value $1,020,311.(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $3,558,863) 3,558,863
Total Investments
(cost $165,314,255) — 101.8% 192,941,870
Liabilities in excess of other assets — (1.8)% (3,438,701)
NET ASSETS — 100.0% $ 189,503,169
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $3,389,344, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,558,863.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $3,558,863.
ETF Exchange Traded Fund

8 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Destination 2040 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2040 Fund - January 31, 2026 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 25,207,712 $ – $ – $ 25,207,712
Investment Companies 164,175,295 – – 164,175,295
Repurchase Agreements – 3,558,863 – 3,558,863
Total $ 189,383,007 $ 3,558,863 $ – $ 192,941,870
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Destination 2045 Fund
Investment Companies 86 .4%
Shares Value ($)
Alternative Assets 1.3%
Nationwide Strategic Income
Fund, Class R6(a) 202,775 2,072,362
Total Alternative Assets
(cost $1,987,507) 2,072,362
Equity Funds 73.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,280,045 42,935,786
Nationwide International Equity
Portfolio, Class R6(a) 1,189,203 16,470,461
Nationwide International Index
Fund, Class R6(a) 1,792,795 19,720,743
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,666,591 17,865,854
Nationwide Small Cap Index
Fund, Class R6(a) 327,394 4,603,156
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,520,229 17,999,511
Total Equity Funds
(cost $97,994,472) 119,595,511
Fixed Income Funds 12.0%
Nationwide Bond Portfolio, Class
R6(a) 2,156,685 18,569,055
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 14,320 130,022
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 85,700 862,998
Total Fixed Income Funds
(cost $19,222,817) 19,562,075
Total Investment Companies
(cost $119,204,796) 141,229,948
Exchange Traded Funds 13 .6%
Equity Funds 13.5%
iShares Core MSCI Emerging
Markets ETF 189,427 13,744,823
iShares Core S&P 500 ETF 7,405 5,146,697
Exchange Traded Funds
Shares Value ($)
JPMorgan Equity Premium
Income ETF(b) 55,541 3,252,481
Total Equity Funds
(cost $17,960,592) 22,144,001
Fixed Income Fund 0.1%
iShares U.S. Treasury Bond ETF 7,066 162,765
Total Fixed Income Funds
(cost  $163,191) 162,765
Total Exchange Traded Funds
(cost $18,123,783) 22,306,766
Repurchase Agreement 2 .1%
Principal
Amount ($)
CF Secured, LLC, 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase price
$3,391,529, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050; total
market value $3,459,360.(c) 3,390,495 3,390,495
Total Repurchase Agreement
(cost $3,390,495) 3,390,495
Total Investments
(cost $140,719,074) — 102.1% 166,927,209
Liabilities in excess of other assets — (2.1)% (3,463,018)
NET ASSETS — 100.0% $ 163,464,191
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $3,228,413, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,390,495.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $3,390,495.
ETF Exchange Traded Fund

Nationwide Destination 2045 Fund - January 31, 2026 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

12 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Destination 2045 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 22,306,766 $ – $ – $ 22,306,766
Investment Companies 141,229,948 – – 141,229,948
Repurchase Agreement – 3,390,495 – 3,390,495
Total $ 163,536,714 $ 3,390,495 $ – $ 166,927,209
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2050 Fund - January 31, 2026 (Unaudited) - Statement of Investments - 13
Investment Companies 85 .9%
Shares Value ($)
Alternative Assets 0.4%
Nationwide Strategic Income
Fund, Class R6(a) 70,430 719,793
Total Alternative Assets
(cost $694,855) 719,793
Equity Funds 77.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,557,631 46,569,387
Nationwide International Equity
Portfolio, Class R6(a) 1,398,942 19,375,347
Nationwide International Index
Fund, Class R6(a) 1,938,095 21,319,039
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,909,401 20,468,780
Nationwide Small Cap Index
Fund, Class R6(a) 357,646 5,028,500
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,727,456 20,453,081
Total Equity Funds
(cost $109,952,779) 133,214,134
Fixed Income Funds 8.0%
Nationwide Bond Portfolio, Class
R6(a) 1,562,555 13,453,597
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 18,681 188,115
Total Fixed Income Funds
(cost $13,335,779) 13,641,712
Total Investment Companies
(cost $123,983,413) 147,575,639
Exchange Traded Funds 14 .2%
Equity Funds 14.1%
iShares Core MSCI Emerging
Markets ETF 213,426 15,486,191
iShares Core S&P 500 ETF 7,654 5,319,760
JPMorgan Equity Premium
Income ETF(b) 57,865 3,388,574
Total Equity Funds
(cost $19,515,095) 24,194,525
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 0.1%
iShares U.S. Treasury Bond ETF 7,421 170,943
Total Fixed Income Funds
(cost  $171,390) 170,943
Total Exchange Traded Funds
(cost $19,686,485) 24,365,468
Repurchase Agreement 2 .0%
Principal
Amount ($)
CF Secured, LLC, 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase price
$3,474,026, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050; total
market value $3,543,507.(c) 3,472,967 3,472,967
Total Repurchase Agreement
(cost $3,472,967) 3,472,967
Total Investments
(cost $147,142,865) — 102.1% 175,414,074
Liabilities in excess of other assets — (2.1)% (3,550,865)
NET ASSETS — 100.0% $ 171,863,209
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $3,306,942, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,472,967.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $3,472,967.
ETF Exchange Traded Fund

14 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Destination 2050 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2050 Fund - January 31, 2026 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 24,365,468 $ – $ – $ 24,365,468
Investment Companies 147,575,639 – – 147,575,639
Repurchase Agreement – 3,472,967 – 3,472,967
Total $ 171,941,107 $ 3,472,967 $ – $ 175,414,074
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Destination 2055 Fund
Investment Companies 85 .3%
Shares Value ($)
Alternative Assets 0.1%
Nationwide Strategic Income
Fund, Class R6(a) 5,304 54,204
Total Alternative Assets
(cost $53,556) 54,204
Equity Funds 79.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,260,599 29,591,241
Nationwide International Equity
Portfolio, Class R6(a) 910,712 12,613,359
Nationwide International Index
Fund, Class R6(a) 1,285,341 14,138,749
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,216,966 13,045,876
Nationwide Small Cap Index
Fund, Class R6(a) 240,200 3,377,212
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,108,046 13,119,264
Total Equity Funds
(cost $70,876,518) 85,885,701
Fixed Income Fund 6.1%
Nationwide Bond Portfolio, Class
R6(a) 769,506 6,625,449
Total Fixed Income Funds
(cost $6,457,693) 6,625,449
Total Investment Companies
(cost $77,387,767) 92,565,354
Exchange Traded Funds 14 .8%
Equity Funds 14.7%
iShares Core MSCI Emerging
Markets ETF 143,900 10,441,384
iShares Core S&P 500 ETF 4,842 3,365,335
JPMorgan Equity Premium
Income ETF(b) 36,825 2,156,472
Total Equity Funds
(cost $12,903,172) 15,963,191
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 0.1%
iShares U.S. Treasury Bond ETF 4,694 108,127
Total Fixed Income Funds
(cost  $108,409) 108,127
Total Exchange Traded Funds
(cost $13,011,581) 16,071,318
Repurchase Agreement 2 .0%
Principal
Amount ($)
CF Secured, LLC, 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase price
$2,200,905, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050; total
market value $2,244,924.(c) 2,200,234 2,200,234
Total Repurchase Agreement
(cost $2,200,234) 2,200,234
Total Investments
(cost $92,599,582) — 102.1% 110,836,906
Liabilities in excess of other assets — (2.1)% (2,242,760)
NET ASSETS — 100.0% $ 108,594,146
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $2,156,413, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,200,234.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $2,200,234.
ETF Exchange Traded Fund

Nationwide Destination 2055 Fund - January 31, 2026 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

18 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Destination 2055 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 16,071,318 $ – $ – $ 16,071,318
Investment Companies 92,565,354 – – 92,565,354
Repurchase Agreement – 2,200,234 – 2,200,234
Total $ 108,636,672 $ 2,200,234 $ – $ 110,836,906
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2060 Fund - January 31, 2026 (Unaudited) - Statement of Investments - 19
Investment Companies 85 .3%
Shares Value ($)
Equity Funds 80.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,252,183 16,391,078
Nationwide International Equity
Portfolio, Class R6(a) 506,921 7,020,859
Nationwide International Index
Fund, Class R6(a) 715,507 7,870,574
Nationwide Large Cap Equity
Portfolio, Class R6(a) 707,592 7,585,386
Nationwide Small Cap Index
Fund, Class R6(a) 133,499 1,876,993
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 627,108 7,424,955
Total Equity Funds
(cost $40,059,791) 48,169,845
Fixed Income Fund 5.0%
Nationwide Bond Portfolio, Class
R6(a) 351,817 3,029,146
Total Fixed Income Funds
(cost $2,935,917) 3,029,146
Total Investment Companies
(cost $42,995,708) 51,198,991
Exchange Traded Funds 14 .7%
Equity Funds 14.6%
iShares Core MSCI Emerging
Markets ETF 78,920 5,726,435
iShares Core S&P 500 ETF 2,666 1,852,950
JPMorgan Equity Premium
Income ETF(b) 20,274 1,187,246
Total Equity Funds
(cost $7,054,778) 8,766,631
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 0.1%
iShares U.S. Treasury Bond ETF 2,585 59,545
Total Fixed Income Funds
(cost  $59,701) 59,545
Total Exchange Traded Funds
(cost $7,114,479) 8,826,176
Repurchase Agreement 2 .0%
Principal
Amount ($)
CF Secured, LLC, 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase price
$1,190,045, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050; total
market value $1,213,846.(c) 1,189,682 1,189,682
Total Repurchase Agreement
(cost $1,189,682) 1,189,682
Total Investments
(cost $51,299,869) — 102.0% 61,214,849
Liabilities in excess of other assets — (2.0)% (1,211,665)
NET ASSETS — 100.0% $ 60,003,184
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $1,165,988, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,189,682.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $1,189,682.
ETF Exchange Traded Fund

20 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Destination 2060 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2060 Fund - January 31, 2026 (Unaudited) - Statement of Investments - 21
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 8,826,176 $ – $ – $ 8,826,176
Investment Companies 51,198,991 – – 51,198,991
Repurchase Agreement – 1,189,682 – 1,189,682
Total $ 60,025,167 $ 1,189,682 $ – $ 61,214,849
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Destination 2065 Fund
Investment Companies 85 .4%
Shares Value ($)
Equity Funds 80.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 288,450 3,775,808
Nationwide International Equity
Portfolio, Class R6(a) 115,404 1,598,340
Nationwide International Index
Fund, Class R6(a) 163,452 1,797,977
Nationwide Large Cap Equity
Portfolio, Class R6(a) 164,636 1,764,898
Nationwide Small Cap Index
Fund, Class R6(a) 31,517 443,129
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 144,522 1,711,146
Total Equity Funds
(cost $9,467,532) 11,091,298
Fixed Income Fund 4.9%
Nationwide Bond Portfolio, Class
R6(a) 78,360 674,680
Total Fixed Income Funds
(cost $652,805) 674,680
Total Investment Companies
(cost $10,120,337) 11,765,978
Exchange Traded Funds 14 .5%
Equity Funds 14.4%
iShares Core MSCI Emerging
Markets ETF 17,910 1,299,550
iShares Core S&P 500 ETF 602 418,408
JPMorgan Equity Premium
Income ETF(b) 4,534 265,511
Total Equity Funds
(cost $1,613,196) 1,983,469
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 0.1%
iShares U.S. Treasury Bond ETF 584 13,452
Total Fixed Income Funds
(cost  $13,488) 13,452
Total Exchange Traded Funds
(cost $1,626,684) 1,996,921
Repurchase Agreement 1 .9%
Principal
Amount ($)
CF Secured, LLC, 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase price
$268,300, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050; total
market value $273,666.(c) 268,218 268,218
Total Repurchase Agreement
(cost $268,218) 268,218
Total Investments
(cost $12,015,239) — 101.8% 14,031,117
Liabilities in excess of other assets — (1.8)% (252,711)
NET ASSETS — 100.0% $ 13,778,406
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $262,876, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $268,218.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $268,218.
ETF Exchange Traded Fund

Nationwide Destination 2065 Fund - January 31, 2026 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

24 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Destination 2065 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 1,996,921 $ – $ – $ 1,996,921
Investment Companies 11,765,978 – – 11,765,978
Repurchase Agreement – 268,218 – 268,218
Total $ 13,762,899 $ 268,218 $ – $ 14,031,117
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination Retirement Fund - January 31, 2026 (Unaudited) - Statement of Investments - 25
Investment Companies 88 .8%
Shares Value ($)
Alternative Assets 5.8%
Nationwide Strategic Income
Fund, Class R6(a) 1,188,507 12,146,537
Total Alternative Assets
(cost $10,903,186) 12,146,537
Equity Funds 35.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,121,717 27,773,278
Nationwide International Equity
Portfolio, Class R6(a) 802,974 11,121,197
Nationwide International Index
Fund, Class R6(a) 975,655 10,732,204
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,034,712 11,092,111
Nationwide Small Cap Index
Fund, Class R6(a) 72,736 1,022,669
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 942,500 11,159,203
Total Equity Funds
(cost $60,171,886) 72,900,662
Fixed Income Funds 48.0%
Nationwide Bond Portfolio, Class
R6(a) 9,338,641 80,405,695
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,366,133 12,404,491
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 717,269 7,222,899
Total Fixed Income Funds
(cost $101,537,606) 100,033,085
Total Investment Companies
(cost $172,612,678) 185,080,284
Exchange Traded Funds 11 .2%
Equity Funds 7.9%
iShares Core MSCI Emerging
Markets ETF 76,805 5,572,971
iShares Core S&P 500 ETF 9,664 6,716,770
Exchange Traded Funds
Shares Value ($)
JPMorgan Equity Premium
Income ETF(b) 71,353 4,178,432
Total Equity Funds
(cost $13,364,239) 16,468,173
Fixed Income Funds 3.3%
iShares 20+ Year Treasury Bond
ETF 54,667 4,763,136
iShares U.S. Treasury Bond ETF 90,493 2,084,506
Total Fixed Income Funds
(cost $7,044,464) 6,847,642
Total Exchange Traded Funds
(cost $20,408,703) 23,315,815
Repurchase Agreement 2 .0%
Principal
Amount ($)
CF Secured, LLC, 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase price
$4,264,582, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050; total
market value $4,349,875.(c) 4,263,282 4,263,282
Total Repurchase Agreement
(cost $4,263,282) 4,263,282
Total Investments
(cost $197,284,663) — 102.0% 212,659,381
Liabilities in excess of other assets — (2.0)% (4,178,667)
NET ASSETS — 100.0% $ 208,480,714
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $4,178,373, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,263,282.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $4,263,282.
ETF Exchange Traded Fund

26 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Destination Retirement Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination Retirement Fund - January 31, 2026 (Unaudited) - Statement of Investments - 27
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 23,315,815 $ – $ – $ 23,315,815
Investment Companies 185,080,284 – – 185,080,284
Repurchase Agreement – 4,263,282 – 4,263,282
Total $ 208,396,099 $ 4,263,282 $ – $ 212,659,381
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Destination 2070 Fund
Investment Companies 85 .2%
Shares Value ($)
Equity Funds 80.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 26,353 344,960
Nationwide International Equity
Portfolio, Class R6(a) 10,687 148,009
Nationwide International Index
Fund, Class R6(a) 15,160 166,764
Nationwide Large Cap Equity
Portfolio, Class R6(a) 15,073 161,584
Nationwide Small Cap Index
Fund, Class R6(a) 2,874 40,411
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 13,110 155,223
Total Equity Funds
(cost $943,166) 1,016,951
Fixed Income Fund 4.4%
Nationwide Bond Portfolio, Class
R6(a) 6,375 54,893
Total Fixed Income Funds
(cost $53,681) 54,893
Total Investment Companies
(cost $996,847) 1,071,844
Exchange Traded Funds 14 .8%
Shares Value ($)
Equity Funds 14.7%
iShares Core MSCI Emerging
Markets ETF 1,673 121,393
iShares Core S&P 500 ETF 55 38,227
JPMorgan Equity Premium
Income ETF 429 25,122
Total Equity Funds
(cost $156,076) 184,742
Fixed Income Fund 0.1%
iShares U.S. Treasury Bond ETF 54 1,244
Total Fixed Income Funds
(cost  $1,247) 1,244
Total Exchange Traded Funds
(cost $157,323) 185,986
Total Investments
(cost $1,154,170) — 100.0% 1,257,830
Other assets in excess of liabilities — 0.0%
†
569
NET ASSETS — 100.0% $ 1,258,399
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2070 Fund - January 31, 2026 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

30 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Destination 2070 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 185,986 $ – $ – $ 185,986
Investment Companies 1,071,844 – – 1,071,844
Total $ 1,257,830 $ – $ – $ 1,257,830
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Aggressive Fund - January 31, 2026 (Unaudited) - Statement of Investments - 1
Investment Companies 79 .1%
Shares Value ($)
Equity Funds 73.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 8,248,596 107,974,123
Nationwide GQG US Quality
Equity Fund, Class R6(a) 1,001,993 14,318,481
Nationwide International Equity
Portfolio, Class R6(a) 6,473,346 89,655,842
Nationwide International Index
Fund, Class R6(a) 6,943,286 76,376,151
Nationwide Large Cap Equity
Portfolio, Class R6(a) 7,343,836 78,725,925
Nationwide Mid Cap Market
Index Fund, Class R6(a) 3,677,084 59,642,305
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 6,667,479 78,942,954
Total Equity Funds
(cost $409,880,695) 505,635,781
Fixed Income Funds 5.2%
Nationwide Bond Portfolio, Class
R6(a) 3,282,089 28,258,786
Nationwide Loomis Core Bond
Fund, Class R6(a) 714,250 6,828,229
Total Fixed Income Funds
(cost $35,281,193) 35,087,015
Total Investment Companies
(cost $445,161,888) 540,722,796
Exchange Traded Funds 21 .0%
Equity Funds 20.5%
iShares Core MSCI Emerging
Markets ETF 959,537 69,624,005
iShares Core S&P 500 ETF 30,935 21,500,753
iShares Core S&P Small-Cap
ETF(b) 279,932 35,559,762
JPMorgan Equity Premium
Income ETF(b) 234,221 13,715,982
Total Equity Funds
(cost $116,441,193) 140,400,502
Fixed Income Fund 0.5%
iShares U.S. Treasury Bond ETF 148,526 3,421,296
Total Fixed Income Funds
(cost  $3,430,247) 3,421,296
Total Exchange Traded Funds
(cost $119,871,440) 143,821,798
Repurchase Agreements 1 .3%
Principal
Amount ($) Value ($)
CF Secured, LLC, 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase price
$4,004,596, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050; total
market value $4,084,689.(c) 4,003,375 4,003,375
Nomura Securities
International, Inc., 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase price
$5,001,525, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.63%, maturing
2/15/2026 - 5/15/2053; total
market value $5,101,556.(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $9,003,375) 9,003,375
Total Investments
(cost $574,036,703) — 101.4% 693,547,969
Liabilities in excess of other assets — (1.4)% (9,333,114)
NET ASSETS — 100.0% $ 684,214,855
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $20,071,361, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $9,003,375 and by $11,599,130 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.50% - 4.63%, and maturity
dates ranging from 7/31/2026 - 2/15/2052, a total value of
$20,602,505.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $9,003,375.
ETF Exchange Traded Fund

2 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Aggressive Fund - January 31, 2026 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 143,821,798 $ – $ – $ 143,821,798
Investment Companies 540,722,796 – – 540,722,796
Repurchase Agreements – 9,003,375 – 9,003,375
Total $ 684,544,594 $ 9,003,375 $ – $ 693,547,969
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Investor Destinations Conservative Fund
Investment Companies 79 .7%
Shares Value ($)
Alternative Assets 2.5%
Nationwide Strategic Income
Fund, Class R6(a) 599,912 6,131,097
Total Alternative Assets
(cost $5,748,836) 6,131,097
Equity Funds 15.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 488,086 6,389,047
Nationwide International Equity
Portfolio, Class R6(a) 592,768 8,209,830
Nationwide International Index
Fund, Class R6(a) 701,732 7,719,053
Nationwide Large Cap Equity
Portfolio, Class R6(a) 568,430 6,093,569
Nationwide Mid Cap Market
Index Fund, Class R6(a) 209,631 3,400,214
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 514,330 6,089,673
Total Equity Funds
(cost $30,058,849) 37,901,386
Fixed Income Funds 61.8%
Nationwide Bond Portfolio, Class
R6(a) 8,896,589 76,599,635
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,352,378 12,279,590
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,960,702 28,304,315
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 3,421,834 34,457,870
Total Fixed Income Funds
(cost $154,090,882) 151,641,410
Total Investment Companies
(cost $189,898,567) 195,673,893
Exchange Traded Funds 20 .3%
Equity Funds 9.3%
iShares Core MSCI Emerging
Markets ETF 62,714 4,550,528
iShares Core S&P 500 ETF 12,509 8,694,130
iShares Core S&P Small-Cap
ETF 16,736 2,125,974
JPMorgan Equity Premium
Income ETF(b) 125,910 7,373,290
Total Equity Funds
(cost $19,131,468) 22,743,922
Fixed Income Funds 11.0%
iShares Core International
Aggregate Bond ETF(b) 244,643 12,305,543
iShares J.P. Morgan USD
Emerging Markets Bond
ETF(b) 140,246 13,544,959
Exchange Traded Funds
Shares Value ($)
iShares U.S. Treasury Bond ETF 53,413 1,230,368
Total Fixed Income Funds
(cost $26,793,141) 27,080,870
Total Exchange Traded Funds
(cost $45,924,609) 49,824,792
Repurchase Agreements 3 .7%
Principal
Amount ($)
CF Secured, LLC, 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase price
$2,989,577, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050; total
market value $3,049,369.(c) 2,988,666 2,988,666
ING Financial Services LLC,
3.67%, dated 1/30/2026,
due 2/6/2026, repurchase
price $1,000,714,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
2/19/2026 - 8/15/2050; total
market value $1,020,000.(c) 1,000,000 1,000,000
Santander US Capital
Markets, 3.66%, dated
1/30/2026, due 2/2/2026,
repurchase price
$5,001,525, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
2/10/2036 - 8/15/2035; total
market value $5,101,556.(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $8,988,666) 8,988,666
Total Investments
(cost $244,811,842) — 103.7% 254,487,351
Liabilities in excess of other assets — (3.7)% (9,035,354)
NET ASSETS — 100.0% $ 245,451,997
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $8,613,326, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $8,988,666.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $8,988,666.
ETF Exchange Traded Fund

Nationwide Investor Destinations Conservative Fund - January 31, 2026 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Investor Destinations Conservative Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 49,824,792 $ – $ – $ 49,824,792
Investment Companies 195,673,893 – – 195,673,893
Repurchase Agreements – 8,988,666 – 8,988,666
Total $ 245,498,685 $ 8,988,666 $ – $ 254,487,351
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderate Fund - January 31, 2026 (Unaudited) - Statement of Investments - 7
Investment Companies 83 .9%
Shares Value ($)
Alternative Assets 1.0%
Nationwide Strategic Income
Fund, Class R6(a) 636,096 6,500,900
Total Alternative Assets
(cost $6,020,052) 6,500,900
Equity Funds 47.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,980,633 65,196,482
Nationwide GQG US Quality
Equity Fund, Class R6(a) 456,179 6,518,804
Nationwide International Equity
Portfolio, Class R6(a) 4,581,980 63,460,429
Nationwide International Index
Fund, Class R6(a) 4,560,126 50,161,391
Nationwide Large Cap Equity
Portfolio, Class R6(a) 4,530,655 48,568,620
Nationwide Mid Cap Market
Index Fund, Class R6(a) 1,409,487 22,861,882
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 4,104,651 48,599,065
Total Equity Funds
(cost $246,610,745) 305,366,673
Fixed Income Funds 35.8%
Nationwide Bond Portfolio, Class
R6(a) 16,634,194 143,220,409
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 713,101 6,474,955
Nationwide Loomis Core Bond
Fund, Class R6(a) 4,060,491 38,818,290
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 4,352,178 43,826,429
Total Fixed Income Funds
(cost $236,776,044) 232,340,083
Total Investment Companies
(cost $489,406,841) 544,207,656
Exchange Traded Funds 16 .1%
Equity Funds 14.6%
iShares Core MSCI Emerging
Markets ETF 496,962 36,059,563
iShares Core S&P 500 ETF 29,877 20,765,411
iShares Core S&P Small-Cap
ETF(b) 198,515 25,217,361
JPMorgan Equity Premium
Income ETF(b) 221,974 12,998,797
Total Equity Funds
(cost $78,837,743) 95,041,132
Fixed Income Funds 1.5%
iShares J.P. Morgan USD
Emerging Markets Bond
ETF(b) 67,370 6,506,595
iShares U.S. Treasury Bond ETF 140,181 3,229,069
Total Fixed Income Funds
(cost $9,447,511) 9,735,664
Total Exchange Traded Funds
(cost $88,285,254) 104,776,796
Repurchase Agreements 6 .4%
Principal
Amount ($) Value ($)
CF Secured, LLC, 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase price
$29,452,106, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.00% - 4.38%,
maturing 1/31/2026 -
8/15/2050; total market
value $30,041,154.(c) 29,443,126 29,443,126
Marex Capital Markets, Inc.,
3.72%, dated 1/30/2026,
due 2/2/2026, repurchase
price $2,000,620,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.25%, maturing
4/15/2026 - 2/15/2055; total
market value $2,040,633.(c) 2,000,000 2,000,000
Nomura Securities
International, Inc., 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase price
$10,003,050, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.00% - 6.63%,
maturing 2/15/2026 -
5/15/2053; total market
value $10,203,113.(c) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $41,443,126) 41,443,126
Total Investments
(cost $619,135,221) — 106.4% 690,427,578
Liabilities in excess of other assets — (6.4)% (41,788,697)
NET ASSETS — 100.0% $ 648,638,881
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $40,449,868, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $41,443,126.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $41,443,126.
ETF Exchange Traded Fund

8 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Investor Destinations Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Moderate Fund - January 31, 2026 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 104,776,796 $ – $ – $ 104,776,796
Investment Companies 544,207,656 – – 544,207,656
Repurchase Agreements – 41,443,126 – 41,443,126
Total $ 648,984,452 $ 41,443,126 $ – $ 690,427,578
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
Investment Companies 81 .8%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Strategic Income
Fund, Class R6(a) 680,700 6,956,753
Total Alternative Assets
(cost $6,269,849) 6,956,753
Equity Funds 62.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 6,091,032 79,731,610
Nationwide GQG US Quality
Equity Fund, Class R6(a) 1,016,185 14,521,288
Nationwide International Equity
Portfolio, Class R6(a) 9,004,928 124,718,247
Nationwide International Index
Fund, Class R6(a) 9,200,179 101,201,970
Nationwide Large Cap Equity
Portfolio, Class R6(a) 9,506,064 101,905,008
Nationwide Mid Cap Market
Index Fund, Class R6(a) 3,289,442 53,354,747
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 8,609,251 101,933,528
Total Equity Funds
(cost $472,136,978) 577,366,398
Fixed Income Funds 18.6%
Nationwide Bond Portfolio, Class
R6(a) 17,867,104 153,835,763
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,931,690 18,466,954
Total Fixed Income Funds
(cost $173,719,445) 172,302,717
Total Investment Companies
(cost $652,126,272) 756,625,868
Exchange Traded Funds 18 .3%
Equity Funds 17.8%
iShares Core MSCI Emerging
Markets ETF 1,074,215 77,945,041
iShares Core S&P 500 ETF 42,497 29,536,690
iShares Core S&P Small-Cap
ETF(b) 304,336 38,659,802
JPMorgan Equity Premium
Income ETF(b) 316,718 18,547,006
Total Equity Funds
(cost $135,656,518) 164,688,539
Fixed Income Fund 0.5%
iShares U.S. Treasury Bond
ETF(b) 200,840 4,626,349
Total Fixed Income Funds
(cost  $4,638,452) 4,626,349
Total Exchange Traded Funds
(cost $140,294,970) 169,314,888
Repurchase Agreements 6 .0%
Principal
Amount ($) Value ($)
CF Secured, LLC, 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase price
$12,551,358, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.00% - 4.38%,
maturing 1/31/2026 -
8/15/2050; total market
value $12,802,388.(c) 12,547,532 12,547,532
ING Financial Services LLC,
3.67%, dated 1/30/2026,
due 2/6/2026, repurchase
price $17,012,131,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
2/19/2026 - 8/15/2050; total
market value $17,340,000.
(c) 17,000,000 17,000,000
Marex Capital Markets, Inc.,
3.72%, dated 1/30/2026,
due 2/2/2026, repurchase
price $10,003,100,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.25%, maturing
4/15/2026 - 2/15/2055; total
market value $10,203,165.
(c) 10,000,000 10,000,000
Nomura Securities
International, Inc., 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase price
$15,004,575, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.00% - 6.63%,
maturing 2/15/2026 -
5/15/2053; total market
value $15,304,669.(c) 15,000,000 15,000,000
Santander US Capital
Markets, 3.67%, dated
1/30/2026, due 2/2/2026,
repurchase price
$1,000,306, collateralized
by U.S. Government Agency
Securities, ranging from
0.01% - 5.00%, maturing
8/25/2036 - 1/25/2056; total
market value $1,020,312.(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $55,547,532) 55,547,532
Total Investments
(cost $847,968,774) — 106.1% 981,488,288
Liabilities in excess of other assets — (6.1)% (55,999,808)
NET ASSETS — 100.0% $ 925,488,480

Nationwide Investor Destinations Moderately Aggressive Fund - January 31, 2026 (Unaudited) - Statement of Investments - 11
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $54,048,655, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $55,547,532.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $55,547,532.
ETF Exchange Traded Fund

12 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Moderately Aggressive Fund - January 31, 2026 (Unaudited) - Statement of Investments - 13
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 169,314,888 $ – $ – $ 169,314,888
Investment Companies 756,625,868 – – 756,625,868
Repurchase Agreements – 55,547,532 – 55,547,532
Total $ 925,940,756 $ 55,547,532 $ – $ 981,488,288
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
Investment Companies 81 .9%
Shares Value ($)
Alternative Assets 1.2%
Nationwide Strategic Income
Fund, Class R6(a) 259,611 2,653,223
Total Alternative Assets
(cost $2,502,952) 2,653,223
Equity Funds 32.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,154,057 15,106,612
Nationwide International Equity
Portfolio, Class R6(a) 1,238,575 17,154,261
Nationwide International Index
Fund, Class R6(a) 959,552 10,555,070
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,016,390 10,895,700
Nationwide Mid Cap Market
Index Fund, Class R6(a) 295,420 4,791,713
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 922,507 10,922,478
Total Equity Funds
(cost $55,062,214) 69,425,834
Fixed Income Funds 47.9%
Nationwide Bond Portfolio, Class
R6(a) 6,470,403 55,710,172
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 698,493 6,342,321
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,772,509 16,945,188
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,215,458 22,309,665
Total Fixed Income Funds
(cost $102,063,763) 101,307,346
Total Investment Companies
(cost $159,628,929) 173,386,403
Exchange Traded Funds 18 .2%
Equity Funds 11.7%
iShares Core MSCI Emerging
Markets ETF 122,016 8,853,481
iShares Core S&P 500 ETF 9,907 6,885,662
iShares Core S&P Small-Cap
ETF(b) 36,377 4,620,970
JPMorgan Equity Premium
Income ETF(b) 72,476 4,244,195
Total Equity Funds
(cost $20,133,073) 24,604,308
Fixed Income Funds 6.5%
iShares Core International
Aggregate Bond ETF 84,111 4,230,783
iShares J.P. Morgan USD
Emerging Markets Bond
ETF(b) 87,758 8,475,668
iShares U.S. Treasury Bond ETF 45,770 1,054,312
Total Fixed Income Funds
(cost $13,555,348) 13,760,763
Total Exchange Traded Funds
(cost $33,688,421) 38,365,071
Repurchase Agreements 6 .1%
Principal
Amount ($) Value ($)
CF Secured, LLC, 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase price
$9,985,281, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050; total
market value $10,184,989.
(c) 9,982,237 9,982,237
Marex Capital Markets, Inc.,
3.72%, dated 1/30/2026,
due 2/2/2026, repurchase
price $1,000,310,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.25%, maturing
4/15/2026 - 2/15/2055; total
market value $1,020,317.(c) 1,000,000 1,000,000
Santander US Capital
Markets, 3.66%, dated
1/30/2026, due 2/2/2026,
repurchase price
$2,000,610, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
2/10/2036 - 8/15/2035; total
market value $2,040,622.(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $12,982,237) 12,982,237
Total Investments
(cost $206,299,587) — 106.2% 224,733,711
Liabilities in excess of other assets — (6.2)% (13,095,639)
NET ASSETS — 100.0% $ 211,638,072
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $14,025,797, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $12,982,237 and by $1,572,860 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 4.75%, and maturity
dates ranging from 4/30/2026 - 2/15/2054, a total value of
$14,555,097.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $12,982,237.
ETF Exchange Traded Fund

Nationwide Investor Destinations Moderately Conservative Fund - January 31, 2026 (Unaudited) - Statement of Investments - 15
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

16 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 38,365,071 $ – $ – $ 38,365,071
Investment Companies 173,386,403 – – 173,386,403
Repurchase Agreements – 12,982,237 – 12,982,237
Total $ 211,751,474 $ 12,982,237 $ – $ 224,733,711
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Invesco Core Plus Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 19.4%
Principal
Amount ($) Value ($)
Airlines 0.1%
American Airlines, Inc.
Series B 5.65%, 11/11/2034 37,000 37,278
Series 2025-1 4.90%,
5/11/2038 62,000 61,229
98,507
Automobiles 1.3%
Avis Budget Rental Car
Funding AESOP LLC
Series 2025-3A, Class B,
4.46%, 2/20/2030(a) 100,000 99,913
Series 2025-4A, Class C,
5.26%, 2/20/2032(a) 100,000 99,089
Bayview Opportunity Master
Fund VII Trust, Series
2024-SN1, Class C, 5.83%,
12/15/2028(a) 336,000 340,334
Enterprise Fleet Financing
LLC
Series 2025-2, Class A3,
4.41%, 6/20/2029(a) 50,000 50,476
Series 2025-4, Class A3,
4.11%, 12/20/2029(a) 190,000 190,621
Exeter Automobile
Receivables Trust, Series
2025-1A, Class C, 5.09%,
5/15/2031 114,000 115,573
Hertz Vehicle Financing III LP,
Series 2021-2A, Class A,
1.68%, 12/27/2027(a) 100,000 98,389
Huntington Bank Auto Credit-
Linked Notes, Series
2024-2, Class B1, 5.44%,
10/20/2032(a) 132,448 133,878
Merchants Fleet Funding LLC
Series 2024-1A, Class D,
6.85%, 4/20/2037(a) 176,000 178,906
Series 2025-1A, Class A,
4.49%, 1/20/2039(a) 100,000 100,662
NextGear Floorplan Master
Owner Trust, Series 2025-
2A, Class A2, 4.23%,
10/15/2030(a) 100,000 100,330
Santander Drive Auto
Receivables Trust, Series
2025-1, Class C, 5.04%,
3/17/2031 43,000 43,525
US Bank NA, Series 2023-
1, Class B, 6.79%,
8/25/2032(a) 48,653 49,140
Westlake Automobile
Receivables Trust, Series
2025-1A, Class C, 5.14%,
10/15/2030(a) 25,000 25,361
1,626,197
Credit Card 0.6%
Synchrony Card Funding LLC,
Series 2024-A2, Class A,
4.93%, 7/15/2030 700,000 710,560
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases 0.1%
Barings Equipment Finance
LLC, Series 2025-B, Class
A3, 4.13%, 10/13/2032(a) 190,000 190,525
Home Equity 1.8%
GS Mortgage-Backed
Securities Trust
Series 2025-HE1, Class A1,
5.25%, 10/25/2055(a)(b) 287,850 289,421
Series 2025-HE2, Class A1,
5.25%, 12/25/2065(a)(b) 286,446 288,327
OBX Trust, Series 2025-
HE2, Class A1, 5.15%,
8/25/2055(a)(b) 313,589 315,582
RCKT Mortgage Trust
Series 2025-CES6, Class
A1A, 5.47%, 6/25/2055(a)
(c) 877,260 887,033
Series 2025-CES7, Class
A1A, 5.38%, 7/25/2055(a)
(c) 349,027 352,633
2,132,996
Other 15.4%
Bain Capital Credit CLO Ltd.
Series 2021-3A, Class AR,
4.73%, 7/24/2034(a)(b) 710,000 710,438
Series 2021-4A, Class A1R,
4.87%, 10/20/2034(a)(b) 710,000 711,452
Series 2019-3A, Class ARR,
4.70%, 10/21/2034(a)(b) 710,000 710,392
Series 2021-6A, Class A1R,
4.76%, 10/21/2034(a)(b) 710,000 710,896
Series 2021-5A, Class A1R,
4.82%, 10/23/2034(a)(b) 710,000 710,519
Series 2019-4A, Class
A1RR, 4.66%, 4/23/2035(a)
(b) 710,000 710,398
Barings CLO Ltd., Series
2021-2A, Class A1R,
4.74%, 7/15/2034(a)(b) 305,000 305,187
Benefit Street Partners CLO
XXIII Ltd., Series 2021-
23A, Class A1R, 4.77%,
4/25/2034(a)(b) 1,000,000 1,001,157
Carlyle Global Market
Strategies CLO Ltd.
Series 2015-4A, Class
A1R3, 4.59%, 7/20/2032(a)
(b) 194,428 194,598
Series 2016-1A, Class
A1R3, 4.76%, 4/20/2034(a)
(b) 300,000 300,066
Centersquare Issuer LLC
Series 2025-3A, Class A2,
5.00%, 8/25/2055(a) 235,000 228,431
Series 2025-4A, Class A2,
5.20%, 8/25/2055 250,000 235,273
Compass Datacenters Issuer
II LLC, Series 2025-
2A, Class A1, 4.93%,
11/25/2050(a) 120,000 119,461

2 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 45,000 45,812
DB Master Finance LLC
Series 2019-1A, Class A23,
4.35%, 5/20/2049(a) 98,438 97,293
Series 2021-1A, Class A2II,
2.49%, 11/20/2051(a) 341,760 323,366
Series 2025-1A, Class A2I,
4.89%, 8/20/2055(a) 110,000 109,762
Series 2025-1A, Class A2II,
5.17%, 8/20/2055(a) 90,000 89,797
Domino's Pizza Master Issuer
LLC
Series 2021-1A, Class A2I,
2.66%, 4/25/2051(a) 92,388 87,954
Series 2025-1A, Class A2I,
4.93%, 7/25/2055(a) 369,075 370,324
Series 2025-1A, Class A2II,
5.22%, 7/25/2055(a) 299,250 300,465
Elmwood CLO 15 Ltd., Series
2022-2A, Class A1R,
4.82%, 4/22/2035(a)(b) 250,000 250,171
Fort Greene Park CLO LLC,
Series 2025-2A, Class AR,
4.62%, 4/22/2034(a)(b) 300,000 299,940
Fortress Credit Opportunities
XXXI CLO Ltd., Series
2025-31A, Class A1, 5.17%,
7/20/2033(a)(b) 104,700 104,850
GoldenTree Loan
Management US CLO
11 Ltd., Series 2021-
11A, Class AR, 4.75%,
10/20/2034(a)(b) 300,000 300,052
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A4, 5.15%,
10/27/2059(a) 141,466 143,638
Harbor Park CLO Ltd., Series
2018-1A, Class AR2,
4.62%, 1/20/2031(a)(b) 227,578 227,725
Hilton Grand Vacations Trust,
Series 2025-1A, Class A,
4.88%, 5/27/2042(a) 514,879 521,512
Jersey Mike's Funding, Series
2025-1A, Class A2, 5.61%,
8/16/2055(a) 598,500 609,600
Juniper Valley Park CLO Ltd.,
Series 2023-1A, Class ARR,
4.75%, 7/20/2036(a)(b) 535,000 536,241
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class
AR2, 4.63%, 10/20/2036(a)
(b) 710,000 710,323
Neuberger Berman Loan
Advisers CLO 47 Ltd.,
Series 2022-47A, Class AR,
4.76%, 4/16/2035(a)(b) 255,000 255,377
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Palmer Square Loan Funding
Ltd.
Series 2025-2A, Class A1,
4.61%, 7/15/2033(a)(b) 222,923 223,078
Series 2025-3A, Class A1,
4.66%, 1/15/2034(a)(b) 252,000 252,021
Pikes Peak CLO 6, Series
2020-6A, Class ARR,
4.81%, 5/18/2034(a)(b) 250,000 250,062
Planet Fitness Master Issuer
LLC, Series 2025-1A, Class
A2II, 5.65%, 12/6/2055(a) 100,000 99,858
Rockford Tower CLO Ltd.,
Series 2025-1A, Class A1,
4.88%, 3/31/2038(a)(b) 250,000 250,634
RR 17 Ltd., Series 2021-
17A, Class A1AR, 4.74%,
7/15/2034(a)(b) 625,000 625,329
Sonic Capital LLC
Series 2020-1A, Class A2I,
3.85%, 1/20/2050(a) 727,346 720,574
Series 2021-1A, Class A2I,
2.19%, 8/20/2051(a) 478,333 446,720
Series 2021-1A, Class A2II,
2.64%, 8/20/2051(a) 813,167 706,024
Subway Funding LLC
Series 2024-3A, Class A23,
5.91%, 7/30/2054(a) 91,838 90,367
Series 2024-1A, Class A2II,
6.27%, 7/30/2054(a) 93,813 95,706
Series 2024-1A, Class A23,
6.51%, 7/30/2054(a) 93,813 96,248
Switch ABS Issuer LLC,
Series 2025-2A, Class A21,
5.12%, 10/25/2055(a) 130,000 129,603
Symphony CLO XXIII Ltd.,
Series 2020-23A, Class
AR2, 4.57%, 1/15/2034(a)
(b) 180,464 180,462
Symphony CLO XXIV Ltd.,
Series 2020-24A, Class
A1R, 4.80%, 10/23/2035(a)
(b) 766,000 766,458
Taco Bell Funding LLC
Series 2025-1A, Class A2I,
4.82%, 8/25/2055(a) 160,000 159,191
Series 2025-1A, Class A2II,
5.05%, 8/25/2055(a) 90,000 89,798
Vantage Data Centers Issuer
LLC, Series 2025-2A, Class
A2, 5.24%, 11/15/2055(a) 200,000 198,486
Zayo Issuer LLC
Series 2025-2A, Class A2,
5.95%, 6/20/2055(a) 694,311 712,831
Series 2025-3A, Class A2,
5.57%, 10/20/2055(a) 263,000 264,651
18,390,571

Nationwide Invesco Core Plus Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 3
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan 0.1%
Navient Refinance Loan Trust,
Series 2025-A, Class A,
5.15%, 2/16/2055(a) 80,114 81,084
Total Asset-Backed Securities
(cost $23,138,677)
23,230,440
Collateralized Mortgage Obligations 8.4%
Angel Oak Mortgage Trust
Series 2024-3, Class A2,
4.80%, 11/26/2068(a)(c) 100,108 99,796
Series 2024-2, Class A1,
5.99%, 1/25/2069(a)(c) 693,026 700,123
Series 2025-2, Class A1,
5.64%, 2/25/2070(a)(c) 440,714 445,486
BRAVO Residential Funding
Trust, Series 2023-
NQM5, Class A2, 6.86%,
6/25/2063(a)(c) 56,800 57,100
COLT Mortgage Loan Trust
Series 2023-3, Class A2,
7.43%, 9/25/2068(a)(c) 56,662 57,308
Series 2025-8, Class A1,
5.48%, 8/25/2070(a)(c) 574,457 581,160
Connecticut Avenue Securities
Trust, Series 2025-
R04, Class 1A1, 4.70%,
5/25/2045(a)(b) 62,362 62,421
Cross Mortgage Trust
Series 2024-H2, Class A1,
6.09%, 4/25/2069(a)(c) 60,097 60,743
Series 2024-H2, Class A3,
6.52%, 4/25/2069(a)(c) 60,098 60,769
Series 2024-H8, Class A1,
5.55%, 12/25/2069(a)(b) 220,534 222,795
Series 2025-H2, Class A2,
5.46%, 3/25/2070(a)(c) 79,045 79,540
EFMT
Series 2025-NQM2, Class
A1, 5.60%, 6/25/2070(a)(b) 179,201 181,474
Series 2025-NQM5, Class
A1, 0.00%, 11/25/2070(a)(b) 379,297 381,245
FHLMC STACR REMIC Trust
Series 2023-DNA1, Class
M1A, 5.80%, 3/25/2043(a)
(b) 976,786 988,390
Series 2025-DNA4, Class
A1, 4.60%, 10/25/2045(a)(b) 35,500 35,512
GCAT Trust
Series 2025-NQM2, Class
A1, 5.60%, 4/25/2070(a)(c) 167,417 169,629
Series 2025-NQM4, Class
A1A, 5.53%, 6/25/2070(a)
(c) 633,665 641,880
GS Mortgage-Backed
Securities Trust
Series 2025-NQM5, Class
A1, 5.01%, 7/25/2065(a)(c) 209,480 210,321
Series 2025-NQM4, Class
A1, 5.01%, 10/25/2065(a)(c) 425,562 427,199
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2025-NQM3, Class
A1, 5.14%, 11/25/2065(a)(c) 417,263 419,432
J.P. Morgan Mortgage Trust
Series 2025-NQM3, Class
A1, 5.50%, 11/25/2065(a)(b) 747,301 755,632
Series 2025-NQM4, Class
A1, 4.95%, 3/25/2066(a)(b) 62,752 62,978
Morgan Stanley Residential
Mortgage Loan Trust
Series 2025-NQM1, Class
A1, 5.74%, 11/25/2069(a)(b) 1,267,066 1,283,704
Series 2025-NQM8, Class
A1, 4.96%, 9/25/2070(a)(b) 132,578 133,114
NEW Residential Mortgage
Loan Trust, Series 2025-
NQM2, Class A1, 5.57%,
4/25/2065(a)(c) 928,738 941,700
RATE Mortgage Trust, Series
2025-J2, Class A5, 5.50%,
7/25/2055(a)(b) 141,325 142,024
Sequoia Mortgage Trust
Series 2025-8, Class A4,
5.50%, 9/25/2055(a)(b) 323,900 326,217
Series 2025-10, Class A1,
5.50%, 11/25/2055(a)(b) 512,565 515,428
Total Collateralized Mortgage Obligations
(cost $9,971,213)
10,043,120
Commercial Mortgage-Backed Securities 7.9%
ALA Trust, Series 2025-
OANA, Class B, 5.52%,
6/15/2040(a)(b) 844,000 850,330
BSTN Commercial Mortgage
Trust, Series 2025-
1C, Class A, 5.55%,
6/15/2044(a)(b) 1,000,000 1,027,143
BX Commercial Mortgage
Trust, Series 2024-
VLT5, Class A, 5.59%,
11/13/2046(a)(b) 115,000 117,048
BX Trust
Series 2025-VLT7, Class A,
5.38%, 7/15/2044(a)(b) 700,000 702,186
Series 2025-VOLT, Class C,
6.03%, 12/15/2044(a)(b) 350,000 351,860
Series 2025-VOLT, Class D,
6.43%, 12/15/2044(a)(b) 135,000 135,506
GGP, Series 2026-TY, Class
A, 1.00%, 3/5/2043(a)(b) 175,000 175,000
IP Mortgage Trust
Series 2025-IP, Class A,
5.25%, 6/10/2042(a)(b) 843,000 857,927
Series 2025-IP, Class B,
5.54%, 6/10/2042(a)(b) 100,000 101,950
MILE Trust
Series 2025-STNE, Class A,
5.18%, 7/15/2042(a)(b) 730,000 730,913
Series 2025-STNE, Class B,
5.38%, 7/15/2042(a)(b) 100,000 100,125

4 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2025-STNE, Class
C, 5.78%, 7/15/2042(a)(b) 100,000 100,125
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2025-5C1, Class A2,
4.91%, 3/15/2058 58,000 59,106
Series 2025-5C2, Class B,
5.69%, 11/15/2058(b) 130,000 132,726
SCG Commercial Mortgage
Trust, Series 2025-
FLWR, Class A, 4.93%,
8/15/2042(a)(b) 500,000 501,248
SHRN Trust
Series 2025-MF18, Class A,
4.88%, 10/15/2040(a)(b) 490,000 490,612
Series 2025-MF18, Class B,
5.13%, 10/15/2040(a)(b) 100,000 100,219
Series 2025-MF18, Class C,
5.38%, 10/15/2040(a)(b) 300,000 300,938
VDCM Commercial Mortgage
Trust
Series 2025-AZ, Class A,
5.23%, 7/13/2044(a)(b) 995,000 1,005,080
Series 2025-AZ, Class B,
5.48%, 7/13/2044(a)(b) 105,000 106,178
Series 2025-AZ, Class C,
6.03%, 7/13/2044(a)(b) 200,000 203,369
Series 2025-AZ, Class D,
6.43%, 7/13/2044(a)(b) 200,000 204,103
WEST Trust, Series 2025-
ROSE, Class A, 5.28%,
4/10/2035(a)(b) 1,050,000 1,065,695
Total Commercial Mortgage-Backed
Securities
(cost $9,386,399) 9,419,387
Convertible Bonds 0.4%
Electric Utilities 0.1%
PPL Capital Funding, Inc.,
3.00%, 12/1/2030(a) 138,000 139,731
Multi-Utilities 0.2%
CenterPoint Energy, Inc.,
3.00%, 8/1/2028(a) 210,000 214,788
Office REITs 0.1%
Boston Properties LP, 2.00%,
10/1/2030(a) 140,000 132,930
Total Convertible Bonds
(cost $489,637)
487,449
Convertible Preferred Stock 0.0%
†
Electric Utilities 0.0%
†
Southern Co. (The),
7.13%,12/15/2028*(d) 1,000 51,250
Total Convertible Preferred
Stock
(cost $50,000) 51,250
Corporate Bonds 36.1%
Principal
Amount ($) Value ($)
Aerospace & Defense 0.4%
Boeing Co. (The) ,
6.86%, 5/1/2054 6,000 6,765
Howmet Aerospace, Inc. ,
4.55%, 11/15/2032 82,000 82,395
Lockheed Martin Corp. ,
4.40%, 8/15/2030(d) 11,000 11,111
Textron, Inc. ,
4.95%, 3/15/2036 22,000 21,769
TransDigm, Inc. ,
6.38%, 3/1/2029(a) 111,000 114,144
6.38%, 5/31/2033(a) 214,000 217,855
6.25%, 1/31/2034(a) 41,000 42,372
496,411
Automobile Components 0.3%
American Axle &
Manufacturing, Inc. ,
6.38%, 10/15/2032(a) 63,000 64,279
7.75%, 10/15/2033(a) 14,000 14,402
Clarios Global LP ,
6.75%, 2/15/2030(a) 30,000 31,384
ZF North America Capital,
Inc. ,
7.50%, 3/24/2031(a) 242,000 248,047
358,112
Automobiles 0.0%
†
BMW US Capital LLC ,
4.50%, 8/11/2030(a) 5,000 5,020
Honda Motor Co. Ltd. ,
5.34%, 7/8/2035 12,000 12,244
17,264
Banks 9.5%
Banco Santander SA ,
4.55%, 11/6/2030 200,000 200,168
5.13%, 11/6/2035 200,000 199,664
Bank of America Corp. ,
Series RR, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.76%), 4.38%,
1/27/2027(e)(f) 35,000 34,820
Series FIX, (SOFR +
0.83%), 4.98%, 1/24/2029(f) 62,000 63,145
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
6.63%, 5/01/2030(d)(e)(f) 26,000 27,015
(SOFR + 1.91%), 5.29%,
4/25/2034(f) 7,000 7,191
Bank of Nova Scotia (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.73%),
6.88%, 10/27/2085(f) 297,000 304,962
Banque Federative du Credit
Mutuel SA ,
4.59%, 10/16/2028(a) 347,000 350,905
Barclays plc ,
(SOFR + 1.83%), 5.86%,
8/11/2046(d)(f) 200,000 205,215

Nationwide Invesco Core Plus Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
BPCE SA ,
(SOFR + 2.11%), 6.35%,
1/13/2047(a)(d)(f) 250,000 249,925
Citigroup, Inc. ,
Series Z, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.21%),
7.38%, 5/15/2028(e)(f) 203,000 210,202
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.00%),
6.63%, 2/15/2031(e)(f) 186,000 189,399
(SOFR + 1.17%), 4.50%,
9/11/2031(f) 44,000 44,035
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(f) 8,000 8,344
(SOFR + 1.91%), 5.72%,
7/23/2032(f) 9,000 9,426
(SOFR + 2.33%), 6.65%,
4/25/2035(f) 3,000 3,286
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.45%),
5.30%, 1/29/2036(f) 23,000 23,109
Cooperatieve Rabobank UA ,
3.96%, 10/17/2028 250,000 250,983
Credit Agricole SA ,
(SOFR + 1.36%), 4.82%,
9/25/2033(a)(f) 282,000 281,089
Fifth Third Bancorp ,
(SOFR + 0.95%), 4.57%,
4/29/2032(f) 118,000 117,894
(SOFR + 1.24%), 5.14%,
1/29/2037(f) 129,000 128,114
HSBC Holdings plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.99%),
7.05%, 6/05/2030(e)(f) 587,000 610,180
(SOFR + 1.96%), 5.74%,
9/10/2036(f) 200,000 205,431
(SOFR + 1.43%), 5.13%,
11/6/2036(f) 200,000 199,754
Huntington Bancshares, Inc. ,
(SOFR + 0.99%), 4.62%,
1/28/2032(f) 282,000 282,467
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.35%),
5.61%, 1/28/2041(f) 131,000 130,366
JPMorgan Chase & Co. ,
(SOFR + 1.44%), 5.10%,
4/22/2031(d)(f) 72,000 74,260
(SOFR + 0.93%), 4.26%,
10/22/2031(f) 60,000 59,699
(SOFR + 0.84%), 4.35%,
1/22/2032(d)(f) 100,000 99,737
(SOFR + 2.58%), 5.72%,
9/14/2033(d)(f) 41,000 43,265
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 1.19%), 4.81%,
10/22/2036(f) 41,000 40,417
(SOFR + 1.07%), 4.90%,
1/22/2037(f) 88,000 87,330
KeyCorp ,
(SOFR + 1.37%), 5.31%,
1/28/2037(f) 48,000 48,055
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
6.63%, 9/27/2035(d)(e)(f) 200,000 198,417
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.97%),
4.94%, 11/4/2036(d)(f) 240,000 236,364
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.80%),
4.53%, 9/12/2031(f) 200,000 200,791
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.07%),
6.35%, 1/15/2036(d)(e)(f) 256,000 261,502
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.27%),
5.62%, 4/24/2036(f) 213,000 222,532
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.93%),
5.19%, 9/12/2036(f) 200,000 202,342
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.71%, 7/8/2031(d)(f) 587,000 594,150
(SOFR + 1.25%), 4.91%,
7/8/2031(f) 587,000 595,726
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.07%),
5.32%, 7/8/2036(d)(f) 599,000 613,836
Morgan Stanley Private Bank
NA ,
(SOFR + 0.76%), 4.21%,
2/8/2030(f) 250,000 250,094
(SOFR + 0.77%), 4.44%,
2/8/2030(f) 355,000 354,965
(SOFR + 1.08%), 4.73%,
7/18/2031(f) 250,000 253,286
Nordea Bank Abp ,
4.25%, 8/28/2030(a)(d) 351,000 351,108
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.72%),
6.75%, 11/10/2033(a)(d)
(e)(f) 212,000 217,814

6 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 0.61%), 4.08%,
1/26/2029(f) 77,000 77,109
(SOFR + 0.62%), 4.28%,
1/26/2029(f) 128,000 128,175
(SOFR + 1.42%), 5.37%,
7/21/2036(f) 6,000 6,143
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
5.42%, 1/25/2041(f) 53,000 52,951
Royal Bank of Canada ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.46%),
6.50%, 11/24/2085(f) 211,000 210,002
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.45%),
6.50%, 5/24/2086(f) 349,000 348,751
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(f) 8,000 8,344
Sumitomo Mitsui Trust Bank
Ltd. ,
4.35%, 9/11/2030(a) 200,000 200,436
Toronto-Dominion Bank (The) ,
4.93%, 10/15/2035 18,000 17,952
Truist Bank ,
(SOFR + 0.77%), 4.43%,
7/24/2028(f) 119,000 119,363
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(d)(f) 8,000 8,615
Series I., (SOFR + 0.97%),
4.60%, 1/27/2032(f) 122,000 122,311
(SOFR + 2.36%), 5.87%,
6/8/2034(f) 5,000 5,296
US Bancorp ,
(SOFR + 0.87%), 4.48%,
1/26/2032(f) 136,000 136,297
(SOFR + 2.26%), 5.84%,
6/12/2034(f) 4,000 4,239
Wells Fargo & Co. ,
Series BB, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.45%), 3.90%,
3/15/2026(e)(f) 9,000 8,990
(SOFR + 0.74%), 4.18%,
1/23/2030(d)(f) 51,000 51,043
(SOFR + 1.50%), 5.15%,
4/23/2031(f) 20,000 20,594
(SOFR + 2.02%), 5.39%,
4/24/2034(f) 7,000 7,239
(SOFR + 1.10%), 4.96%,
1/23/2037(f) 85,000 84,306
(SOFR + 1.23%), 5.43%,
1/23/2047(f) 118,000 115,653
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Zions Bancorp NA ,
(SOFR + 1.16%), 4.70%,
8/18/2028(d)(f) 259,000 259,628
11,336,216
Beverages 0.0%
†
Anheuser-Busch Cos. LLC ,
4.70%, 2/1/2036 12,000 11,834
Constellation Brands, Inc. ,
4.95%, 11/1/2035 3,000 2,964
PepsiCo, Inc. ,
5.00%, 7/23/2035 3,000 3,052
17,850
Biotechnology 0.0%
†
Amgen, Inc. ,
5.38%, 5/15/2043 28,000 25,948
Broadline Retail 0.5%
El Puerto de Liverpool SAB
de CV ,
6.66%, 1/22/2037(a) 340,000 365,140
Match Group Holdings II LLC ,
6.13%, 9/15/2033(a) 86,000 86,319
MercadoLibre, Inc. ,
4.90%, 1/15/2033 87,000 86,108
537,567
Building Products 0.1%
Carrier Global Corp. ,
6.20%, 3/15/2054 3,000 3,248
CRH America Finance, Inc. ,
4.40%, 2/9/2031 44,000 44,027
5.00%, 2/9/2036(d) 31,000 30,967
5.60%, 2/9/2056(d) 6,000 5,902
JH North America Holdings,
Inc. ,
5.88%, 1/31/2031(a) 11,000 11,187
6.13%, 7/31/2032(a) 9,000 9,170
104,501
Capital Markets 4.5%
Ares Strategic Income Fund ,
5.55%, 4/15/2031(a) 87,000 86,031
Blackstone Reg Finance Co.
LLC ,
4.30%, 11/3/2030 20,000 19,920
4.95%, 2/15/2036(d) 12,000 11,869
Brookfield Asset Management
Ltd. ,
6.08%, 9/15/2055 5,000 5,144
Brookfield Finance, Inc. ,
5.33%, 1/15/2036 36,000 36,081
Carlyle Group, Inc. (The) ,
5.05%, 9/19/2035(d) 15,000 14,764
Charles Schwab Corp. (The) ,
(SOFR + 0.94%), 4.34%,
11/14/2031(f) 36,000 35,970
(SOFR + 1.23%), 4.91%,
11/14/2036(f) 87,000 86,229

Nationwide Invesco Core Plus Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.71%), 4.15%,
1/21/2029(f) 185,000 185,128
(SOFR + 1.27%), 5.73%,
4/25/2030(d)(f) 25,000 26,102
(SOFR + 1.06%), 4.37%,
10/21/2031(f) 87,000 86,504
(SOFR + 0.96%), 4.52%,
1/21/2032(f) 173,000 172,935
(SOFR + 1.33%), 4.94%,
10/21/2036(f) 31,000 30,568
(SOFR + 1.19%), 5.07%,
1/21/2037(f) 53,000 52,773
6.75%, 10/1/2037 11,000 12,212
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.18%),
5.39%, 2/2/2041(f) 363,000 359,615
(SOFR + 1.32%), 5.54%,
1/21/2047(f) 91,000 89,640
Intercontinental Exchange,
Inc. ,
3.95%, 12/1/2028 33,000 32,992
4.20%, 3/15/2031(d) 111,000 110,751
Jane Street Group ,
6.75%, 5/1/2033(a) 391,000 406,694
LPL Holdings, Inc. ,
5.15%, 6/15/2030 60,000 61,195
Macquarie Bank Ltd. ,
3.92%, 2/3/2028(a) 157,000 157,304
(SOFR + 0.48%), 4.14%,
2/3/2028(a)(f) 140,000 140,081
Morgan Stanley ,
(SOFR + 0.80%), 4.24%,
1/9/2030(f) 235,000 235,445
Series I, (SOFR + 1.07%),
4.36%, 10/22/2031(f) 92,000 91,490
(SOFR + 0.95%), 4.49%,
1/16/2032(d)(f) 186,000 185,877
(SOFR + 1.36%), 2.48%,
9/16/2036(f) 31,000 27,259
(SOFR + 1.18%), 5.07%,
1/30/2037(f) 317,000 315,526
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
5.31%, 1/18/2041(f) 63,000 62,228
MSCI, Inc. ,
5.25%, 9/1/2035(d) 8,000 8,028
Nasdaq, Inc. ,
5.35%, 6/28/2028 4,000 4,120
5.95%, 8/15/2053 3,000 3,106
Nomura Holdings, Inc. ,
5.49%, 6/29/2035 587,000 603,464
Northern Trust Corp. ,
4.15%, 11/19/2030 31,000 31,001
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.05%),
5.12%, 11/19/2040(f) 31,000 30,846
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Raymond James Financial,
Inc. ,
4.90%, 9/11/2035 15,000 14,853
State Street Corp. ,
(SOFR + 1.22%), 4.78%,
10/23/2036(f) 13,000 12,843
UBS AG ,
(SOFR + 0.50%), 4.19%,
5/17/2027(f) 250,000 250,317
UBS Group AG ,
(ICE IBA - USD SOFR ICE
Swap Rate 5 Year + 3.12%),
6.60%, 8/05/2030(a)(e)(f) 200,000 202,039
(SOFR + 1.06%), 4.40%,
9/23/2031(a)(f) 200,000 199,006
(ICE IBA - USD SOFR ICE
Swap Rate 5 Year + 3.30%),
7.00%, 2/05/2035(a)(e)(f) 200,000 203,271
(SOFR + 1.34%), 5.01%,
3/23/2037(a)(f) 200,000 197,588
(SOFR + 1.49%), 5.53%,
5/6/2047(a)(f) 417,000 412,671
Voya Global Funding ,
4.60%, 11/24/2030(a) 75,000 75,449
5,386,929
Chemicals 0.1%
Mosaic Co. (The) ,
4.35%, 1/15/2029 60,000 60,186
4.60%, 11/15/2030 48,000 48,131
Sherwin-Williams Co. (The) ,
4.50%, 8/15/2030 30,000 30,262
5.15%, 8/15/2035 13,000 13,195
Solstice Advanced Materials,
Inc. ,
5.63%, 9/30/2033(a) 22,000 22,116
173,890
Consumer Finance 1.2%
Aircastle Ltd. ,
5.00%, 9/15/2030(a) 150,000 151,984
American Express Co. ,
(SOFR + 1.26%), 4.73%,
4/25/2029(f) 62,000 62,934
(SOFR + 0.81%), 4.35%,
7/20/2029(f) 40,000 40,248
(SOFR + 0.81%), 4.47%,
7/20/2029(f) 59,000 59,189
(SOFR + 1.22%), 4.92%,
7/20/2033(f) 25,000 25,326
(SOFR + 1.24%), 4.80%,
10/24/2036(f) 78,000 76,462
Avolon Holdings Funding Ltd. ,
4.70%, 1/30/2031(a)(d) 79,000 78,579
4.95%, 10/15/2032(a) 76,000 75,405
Capital One Financial Corp. ,
(SOFR + 1.25%), 4.49%,
9/11/2031(d)(f) 30,000 29,801
(SOFR + 1.15%), 4.72%,
1/30/2032(f) 125,000 125,037
(SOFR + 2.04%), 6.18%,
1/30/2036(f) 3,000 3,106

8 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp.,
(SOFR + 1.63%), 5.20%,
9/11/2036(f) 12,000 11,833
(SOFR + 1.51%), 5.40%,
1/30/2037(f) 193,000 192,648
FirstCash, Inc. ,
6.88%, 3/1/2032(a)(d) 155,000 161,123
John Deere Capital Corp. ,
4.38%, 10/15/2030 16,000 16,172
OneMain Finance Corp. ,
7.13%, 9/15/2032(d) 160,000 165,696
6.50%, 3/15/2033 111,000 111,569
Synchrony Financial ,
(SOFR + 1.40%), 5.02%,
7/29/2029(f) 4,000 4,047
1,391,159
Consumer Staples Distribution & Retail 0.0%
†
Alimentation Couche-Tard,
Inc. ,
5.08%, 9/29/2035(a) 22,000 22,048
Containers & Packaging 0.3%
Amcor Flexibles North
America, Inc. ,
5.10%, 3/17/2030 8,000 8,222
Ball Corp. ,
5.50%, 9/15/2033(d) 167,000 169,739
Crown Americas LLC ,
5.88%, 6/1/2033(a) 203,000 207,633
385,594
Distributors 0.1%
Genuine Parts Co. ,
4.95%, 8/15/2029 74,000 75,200
Diversified REITs 0.0%
†
VICI Properties LP ,
4.75%, 4/1/2028 5,000 5,051
Diversified Telecommunication Services 1.1%
AT&T, Inc. ,
2.55%, 12/1/2033 37,000 31,475
3.55%, 9/15/2055 65,000 43,171
6.05%, 8/15/2056 8,000 8,007
Bell Canada ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.39%),
6.88%, 9/15/2055(d)(f) 118,000 122,256
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.36%),
7.00%, 9/15/2055(f) 84,000 88,102
CCO Holdings LLC ,
4.50%, 5/1/2032(a) 143,000 128,326
4.50%, 5/1/2032(d) 95,000 85,252
Cipher Compute LLC ,
7.13%, 11/15/2030(a)(d) 117,000 120,558
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
TELUS Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.77%),
6.63%, 10/15/2055(d)(f) 95,000 97,159
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.69%),
6.38%, 6/9/2056(f) 77,000 77,796
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.52%),
6.63%, 6/9/2056(f) 164,000 164,733
Verizon Communications, Inc. ,
5.25%, 4/2/2035 53,000 53,691
5.00%, 1/15/2036 47,000 46,460
5.75%, 11/30/2045 78,000 77,517
5.88%, 11/30/2055 30,084 29,696
6.00%, 11/30/2065 31,000 30,666
WULF Compute LLC ,
7.75%, 10/15/2030(a)(d) 73,000 76,141
1,281,006
Electric Utilities 0.8%
AEP Texas, Inc. ,
5.70%, 5/15/2034 2,000 2,086
Alabama Power Co. ,
Series C, 4.30%,
3/15/2031(d) 24,000 24,019
American Electric Power Co.,
Inc. ,
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5 Year +
2.13%), 5.80%, 3/15/2056(f) 101,000 101,020
Series D, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5 Year +
1.94%), 6.05%, 3/15/2056(f) 3,000 2,979
Arizona Public Service Co. ,
5.90%, 8/15/2055 30,000 30,541
Duke Energy Florida LLC ,
4.20%, 12/1/2030 44,000 43,898
Entergy Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.18%),
5.88%, 6/15/2056(f) 44,000 44,043
Evergy Metro, Inc. ,
5.13%, 8/15/2035 8,000 8,079
Evergy Missouri West, Inc. ,
5.25%, 12/15/2035(a) 26,000 26,093
Exelon Corp. ,
5.45%, 3/15/2034 2,000 2,076
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.98%),
6.50%, 3/15/2055(f) 2,000 2,076
Florida Power & Light Co. ,
4.70%, 2/15/2036 24,000 23,720
5.60%, 2/15/2066 44,000 43,235

Nationwide Invesco Core Plus Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Hawaiian Electric Co., Inc. ,
6.00%, 10/1/2033(a) 28,000 28,426
Indiana Michigan Power Co. ,
5.63%, 4/1/2053 3,000 2,988
Louisville Gas and Electric
Co. ,
5.85%, 8/15/2055 1,000 1,013
New England Power Co. ,
5.94%, 11/25/2052(a) 12,000 12,118
NextEra Energy Capital
Holdings, Inc. ,
5.45%, 3/15/2035(d) 53,000 54,606
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.98%),
6.50%, 8/15/2055(f) 2,000 2,103
Niagara Mohawk Power Corp. ,
4.65%, 10/3/2030(a) 13,000 13,089
5.66%, 1/17/2054(a) 3,000 2,904
6.00%, 7/3/2055(a) 10,000 10,079
NRG Energy, Inc. ,
5.75%, 1/15/2034(a) 73,000 73,484
5.41%, 10/15/2035(a)(d) 13,000 12,940
6.00%, 1/15/2036(a) 80,000 80,835
PPL Electric Utilities Corp. ,
5.55%, 8/15/2055 3,000 2,968
Southern Co. (The) ,
Series 2025, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5 Year +
2.07%), 6.38%, 3/15/2055(f) 10,000 10,429
Union Electric Co. ,
5.25%, 4/15/2035(d) 16,000 16,430
Virginia Electric and Power
Co. ,
Series C, 4.90%, 9/15/2035 16,000 15,901
Series D, 5.60%, 9/15/2055 26,000 25,296
Vistra Operations Co. LLC ,
4.60%, 10/15/2030(a) 30,000 29,905
4.70%, 1/31/2031(a) 49,000 48,931
5.35%, 1/31/2036(a) 44,000 43,763
VoltaGrid LLC ,
7.38%, 11/1/2030(a) 40,000 40,512
Wisconsin Electric Power Co. ,
4.15%, 10/15/2030 15,000 14,949
897,534
Electrical Equipment 0.1%
EnerSys ,
4.38%, 12/15/2027(a) 55,000 54,597
Molex Electronic Technologies
LLC ,
5.25%, 4/30/2032(a) 25,000 25,625
80,222
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp. ,
4.13%, 11/15/2030(d) 36,000 35,775
4.40%, 2/15/2033(d) 45,000 44,483
Jabil, Inc. ,
4.75%, 2/1/2033 42,000 41,371
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components
Tyco Electronics Group SA ,
4.50%, 2/9/2031 63,000 63,577
4.88%, 2/9/2036 110,000 109,501
294,707
Energy Equipment & Services 0.1%
Bristow Group, Inc. ,
6.75%, 2/1/2033(a) 109,000 110,277
Kodiak Gas Services LLC ,
6.50%, 10/1/2033(a) 30,000 30,729
141,006
Entertainment 0.3%
Warnermedia Holdings, Inc. ,
5.05%, 3/15/2042 574,000 403,235
Financial Services 0.4%
Apollo Global Management,
Inc. ,
5.15%, 8/12/2035 10,000 9,959
Corebridge Financial, Inc. ,
4.40%, 4/5/2052 3,000 2,436
Global Payments, Inc. ,
5.40%, 8/15/2032(d) 10,000 10,149
National Rural Utilities
Cooperative Finance Corp. ,
5.00%, 8/15/2034 58,000 59,068
NTT Finance Corp. ,
5.50%, 7/16/2035(a) 211,000 217,966
Rocket Cos., Inc. ,
6.13%, 8/1/2030(a)(d) 80,000 81,904
6.38%, 8/1/2033(a)(d) 80,000 82,997
Woodside Finance Ltd. ,
5.70%, 5/19/2032 3,000 3,137
467,616
Food Products 0.6%
Bimbo Bakeries USA, Inc. ,
5.38%, 1/9/2036(a) 207,000 210,838
Bunge Ltd. Finance Corp. ,
4.55%, 8/4/2030 41,000 41,320
5.15%, 8/4/2035(d) 11,000 11,160
Cargill, Inc. ,
5.38%, 10/23/2055(a) 42,254 40,570
J M Smucker Co. (The) ,
6.50%, 11/15/2053 2,000 2,166
JBS NV ,
6.25%, 3/1/2056 36,000 36,345
6.38%, 4/15/2066 8,000 8,087
Mars, Inc. ,
5.70%, 5/1/2055(a) 15,000 14,950
Minerva Luxembourg SA ,
8.88%, 9/13/2033(a) 320,000 349,599
715,035
Gas Utilities 0.0%
†
Atmos Energy Corp. ,
5.20%, 8/15/2035 12,000 12,351
Southern Natural Gas Co.
LLC ,
5.45%, 8/1/2035(a) 3,000 3,055
15,406

10 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation 0.3%
Burlington Northern Santa Fe
LLC ,
5.55%, 3/15/2056 20,000 19,785
5.80%, 3/15/2056 11,000 11,284
Fedex Freight Holding Co.,
Inc. ,
4.30%, 3/15/2029(a) 36,000 36,041
4.65%, 3/15/2031(a) 50,000 49,973
4.95%, 3/15/2033(a) 21,000 20,941
5.25%, 3/15/2036(a) 96,000 95,122
Penske Truck Leasing Co. LP ,
4.55%, 1/15/2031(a) 51,000 50,899
Ryder System, Inc. ,
4.85%, 6/15/2030(d) 20,000 20,375
Uber Technologies, Inc. ,
4.15%, 1/15/2031 21,000 20,815
4.80%, 9/15/2035 2,000 1,978
327,213
Health Care Equipment & Supplies 0.0%
†
GE HealthCare Technologies,
Inc. ,
4.80%, 1/15/2031 5,000 5,076
VSP Optical Group, Inc. ,
5.45%, 12/1/2035(a) 15,000 15,053
20,129
Health Care Providers & Services 0.5%
Ascension Health ,
Series 2025, 4.29%,
11/15/2030 73,000 73,032
Series 2025, 4.92%,
11/15/2035(d) 28,000 28,021
Cardinal Health, Inc. ,
4.50%, 9/15/2030 9,000 9,069
5.15%, 9/15/2035 2,000 2,027
Cigna Group (The) ,
4.50%, 9/15/2030 14,000 14,093
CommonSpirit Health ,
4.35%, 9/1/2030 20,000 19,884
4.83%, 9/1/2035 26,000 25,545
4.98%, 9/1/2035(d) 15,000 14,777
5.58%, 9/1/2045 7,000 6,845
5.66%, 9/1/2055 7,000 6,792
CVS Health Corp. ,
5.00%, 9/15/2032 5,000 5,083
5.45%, 9/15/2035 11,000 11,192
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.89%),
7.00%, 3/10/2055(d)(f) 132,000 138,157
6.20%, 9/15/2055 12,000 12,119
6.25%, 9/15/2065 30,000 29,947
HCA, Inc. ,
3.13%, 3/15/2027 8,000 7,923
4.30%, 11/15/2030 9,000 8,948
5.45%, 9/15/2034 6,000 6,158
Horizon Mutual Holdings, Inc. ,
6.20%, 11/15/2034(a) 76,000 74,140
McKesson Corp. ,
4.65%, 5/30/2030 44,000 44,707
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
McKesson Corp.,
4.95%, 5/30/2032(d) 20,000 20,567
559,026
Health Care REITs 0.0%
†
National Health Investors, Inc. ,
5.35%, 2/1/2033 4,000 4,006
Omega Healthcare Investors,
Inc. ,
5.20%, 7/1/2030 11,000 11,185
Ventas Realty LP ,
5.00%, 2/15/2036 20,000 19,799
34,990
Hotels, Restaurants & Leisure 1.2%
Carnival Corp. ,
5.88%, 6/15/2031(a)(d) 55,000 56,852
5.75%, 8/1/2032(a) 182,000 186,918
Flutter Treasury DAC ,
5.88%, 6/4/2031(a)(d) 599,000 606,759
Hilton Domestic Operating
Co., Inc. ,
5.75%, 9/15/2033(a)(d) 202,000 205,788
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 8,000 8,191
Marriott Ownership Resorts,
Inc. ,
6.50%, 10/1/2033(a)(d) 29,000 27,593
McDonald's Corp. ,
4.40%, 2/12/2031 36,000 36,252
5.00%, 2/13/2036 22,000 22,176
NCL Corp. Ltd. ,
5.88%, 1/15/2031(a) 52,000 52,142
6.75%, 2/1/2032(a)(d) 30,000 30,744
6.25%, 9/15/2033(a) 49,000 49,271
Vail Resorts, Inc. ,
5.63%, 7/15/2030(a)(d) 21,000 21,328
Viking Cruises Ltd. ,
5.88%, 10/15/2033(a)(d) 128,000 129,765
1,433,779
Household Durables 0.0%
†
Toll Brothers Finance Corp. ,
5.60%, 6/15/2035 3,000 3,117
Whirlpool Corp. ,
6.13%, 6/15/2030 4,000 4,010
6.50%, 6/15/2033 7,000 6,908
14,035
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) ,
2.45%, 1/15/2031 52,000 47,274
Constellation Energy
Generation LLC ,
5.88%, 1/15/2066 12,000 11,707
Southern Power Co. ,
Series A, 4.25%, 10/1/2030 20,000 19,949
Series B, 4.90%,
10/1/2035(d) 12,000 11,790
90,720

Nationwide Invesco Core Plus Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates 0.5%
Siemens Funding BV ,
4.90%, 5/28/2032(a)(d) 587,000 604,378
Industrial REITs 0.0%
†
Americold Realty Operating
Partnership LP ,
5.60%, 5/15/2032 8,000 8,106
Prologis Targeted US Logistics
Fund LP ,
4.25%, 1/15/2031(a) 21,000 20,838
4.75%, 1/15/2036(a) 20,000 19,484
48,428
Insurance 2.0%
American International Group,
Inc. ,
4.85%, 5/7/2030 3,000 3,073
American National Group,
Inc. ,
6.00%, 7/15/2035 2,000 2,016
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.18%),
7.00%, 12/1/2055(f) 135,000 136,338
Asurion LLC and Asurion Co-
Issuer, Inc. ,
8.38%, 2/1/2034(a) 41,000 41,449
CNA Financial Corp. ,
5.20%, 8/15/2035 22,000 22,057
Constellation Global Funding ,
4.85%, 10/22/2030(a) 64,000 63,440
Fortitude Global Funding ,
4.63%, 10/6/2028(a) 49,000 49,085
GA Global Funding Trust ,
4.50%, 9/18/2030(a) 355,000 350,318
Global Atlantic Fin Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.61%),
7.95%, 10/15/2054(a)(d)(f) 173,000 178,818
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.55%),
7.25%, 3/1/2056(a)(f) 137,000 138,123
Hanover Insurance Group,
Inc. (The) ,
5.50%, 9/1/2035 3,000 3,037
Lincoln Financial Global
Funding ,
4.63%, 8/18/2030(a) 10,000 10,041
Lincoln National Corp. ,
5.35%, 11/15/2035(d) 38,000 38,129
Nippon Life Insurance Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.19%),
6.50%, 4/30/2055(a)(f) 587,000 628,028
Protective Life Corp. ,
4.70%, 1/15/2031(a) 63,000 63,209
5.35%, 12/15/2035(a) 57,000 57,265
RGA Global Funding ,
5.00%, 8/25/2032(a) 61,000 61,559
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Travelers Cos., Inc. (The) ,
5.05%, 7/24/2035 2,000 2,026
5.70%, 7/24/2055 3,000 3,054
Willis North America, Inc. ,
4.55%, 3/15/2031 59,000 58,960
5.15%, 3/15/2036 33,000 32,855
Wynnton Funding Trust ,
5.25%, 8/15/2035(a) 287,000 288,106
Wynnton Funding Trust II ,
5.99%, 8/15/2055(a)(d) 174,000 175,907
2,406,893
Interactive Media & Services 0.2%
Alphabet, Inc. ,
4.38%, 11/15/2032 6,000 6,020
4.70%, 11/15/2035 14,000 13,937
5.35%, 11/15/2045 25,000 24,664
5.45%, 11/15/2055 16,000 15,605
5.30%, 5/15/2065 15,000 14,019
Meta Platforms, Inc. ,
4.88%, 11/15/2035 77,000 76,164
5.63%, 11/15/2055 58,000 55,186
5.75%, 11/15/2065 93,000 87,934
293,529
IT Services 1.8%
Beignet Investor LLC ,
6.58%, 5/30/2049(a) 1,120,000 1,166,163
CoreWeave, Inc. ,
9.25%, 6/1/2030(a)(d) 234,000 230,349
9.00%, 2/1/2031(a)(d) 50,000 48,613
International Business
Machines Corp. ,
4.30%, 2/3/2031 228,000 227,827
4.95%, 2/3/2036 361,000 359,821
5.80%, 2/3/2056 135,000 134,576
2,167,349
Machinery 0.8%
Daimler Truck Finance North
America LLC ,
4.65%, 10/12/2030(a) 150,000 151,109
5.00%, 10/12/2032(a) 424,000 429,516
Deere Funding Canada Corp. ,
4.15%, 10/9/2030(d) 90,000 89,833
Komatsu Finance America,
Inc. ,
4.20%, 9/18/2030(a) 200,000 198,839
Westinghouse Air Brake
Technologies Corp. ,
4.90%, 5/29/2030 3,000 3,066
5.50%, 5/29/2035 26,000 26,997
899,360
Media 0.3%
Charter Communications
Operating LLC ,
5.85%, 12/1/2035 11,000 10,948
6.70%, 12/1/2055 10,000 9,656
Lamar Media Corp. ,
5.38%, 11/1/2033(a)(d) 104,000 103,727

12 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Paramount Global ,
5.85%, 9/1/2043 3,000 2,418
Sirius XM Radio LLC ,
4.00%, 7/15/2028(a) 168,000 164,106
Univision Communications,
Inc. ,
9.38%, 8/1/2032(a)(d) 10,000 10,767
301,622
Metals & Mining 0.4%
BHP Billiton Finance USA Ltd. ,
5.75%, 9/5/2055 3,000 3,070
Cleveland-Cliffs, Inc. ,
7.00%, 3/15/2032(a) 46,000 47,207
7.63%, 1/15/2034(a) 198,000 207,371
Corp. Nacional del Cobre de
Chile ,
5.53%, 1/30/2037(a) 215,000 216,075
Glencore Funding LLC ,
5.19%, 4/1/2030(a) 9,000 9,265
Rio Tinto Finance USA plc ,
5.75%, 3/14/2055 11,000 11,208
494,196
Multi-Utilities 0.1%
CenterPoint Energy, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.22%),
5.95%, 4/1/2056(d)(f) 8,000 8,061
Consolidated Edison Co. of
New York, Inc. ,
5.75%, 11/15/2055 26,000 25,979
Dominion Energy, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.26%),
6.00%, 2/15/2056(d)(f) 46,000 46,496
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.01%),
6.20%, 2/15/2056(f) 19,000 19,066
New York State Electric & Gas
Corp. ,
5.85%, 8/15/2033(a)(d) 17,000 18,014
NiSource, Inc. ,
5.25%, 3/30/2028 3,000 3,076
5.35%, 4/1/2034 6,000 6,182
Sempra ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.63%),
6.38%, 4/1/2056(f) 39,000 39,899
Southern Co. Gas Capital
Corp. ,
Series A, 4.05%, 9/15/2028 4,000 4,003
170,776
Office REITs 0.1%
Boston Properties LP ,
5.75%, 1/15/2035 8,000 8,187
Corporate Bonds
Principal
Amount ($) Value ($)
Office REITs
COPT Defense Properties LP ,
4.50%, 10/15/2030 8,000 7,981
Cousins Properties LP ,
5.38%, 2/15/2032 8,000 8,256
Piedmont Operating
Partnership LP ,
5.63%, 1/15/2033 71,000 71,284
95,708
Oil, Gas & Consumable Fuels 2.7%
Aethon United BR LP ,
7.50%, 10/1/2029(a) 78,000 82,079
Antero Midstream Partners LP ,
5.75%, 10/15/2033(a) 159,000 160,734
Antero Resources Corp. ,
5.40%, 2/1/2036 80,000 79,426
CVR Energy, Inc. ,
5.75%, 2/15/2028(a) 55,000 54,964
Enbridge, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(f) 31,000 32,927
Energy Transfer LP ,
4.55%, 1/15/2031 66,000 65,934
5.35%, 1/15/2036 49,000 48,947
6.25%, 4/15/2049 3,000 2,992
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.83%),
7.13%, 10/1/2054(d)(f) 295,000 304,838
Enterprise Products Operating
LLC ,
4.60%, 1/15/2031(d) 44,000 44,553
5.20%, 1/15/2036 16,000 16,279
EOG Resources, Inc. ,
4.40%, 7/15/2028 5,000 5,059
5.35%, 1/15/2036 3,000 3,080
5.95%, 7/15/2055 8,000 8,198
Florida Gas Transmission Co.
LLC ,
5.75%, 7/15/2035(a) 16,000 16,573
Global Partners LP ,
6.88%, 1/15/2029 16,000 16,203
8.25%, 1/15/2032(a) 37,000 39,000
Greensaif Pipelines Bidco
Sarl ,
6.51%, 2/23/2042(a) 325,000 352,760
Gulfstream Natural Gas
System LLC ,
5.60%, 7/23/2035(a) 13,000 13,299
Hess Midstream Operations
LP ,
5.50%, 10/15/2030(a) 18,000 18,190
Howard Midstream Energy
Partners LLC ,
7.38%, 7/15/2032(a)(d) 10,000 10,563
Kinder Morgan, Inc. ,
5.15%, 6/1/2030 4,000 4,138
Marathon Petroleum Corp. ,
5.70%, 3/1/2035 12,000 12,400

Nationwide Invesco Core Plus Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
MPLX LP ,
4.80%, 2/15/2031 21,000 21,228
5.00%, 1/15/2033 41,000 41,100
5.40%, 9/15/2035(d) 20,000 20,165
Occidental Petroleum Corp. ,
4.40%, 4/15/2046 3,000 2,386
Petroleos Mexicanos ,
8.75%, 6/2/2029 162,000 173,940
6.63%, 6/15/2035 188,000 179,131
Saudi Arabian Oil Co. ,
4.00%, 2/2/2029(a) 200,000 198,780
4.75%, 6/2/2030(a) 200,000 202,322
5.38%, 6/2/2035(a) 200,000 203,654
South Bow Canadian
Infrastructure Holdings Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.95%),
7.63%, 3/1/2055(d)(f) 68,000 70,888
Sunoco LP ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.23%),
7.88%, 9/18/2030(a)(e)(f) 87,000 89,612
5.63%, 3/15/2031(a) 52,000 52,319
6.25%, 7/1/2033(a) 7,000 7,181
5.88%, 3/15/2034(a) 95,000 95,253
Venture Global LNG, Inc. ,
8.13%, 6/1/2028(a)(d) 16,000 16,379
9.88%, 2/1/2032(a)(d) 110,000 116,303
Venture Global Plaquemines
LNG LLC ,
7.50%, 5/1/2033(a) 77,000 84,420
6.50%, 1/15/2034(a) 23,000 23,869
7.75%, 5/1/2035(a) 76,000 84,748
6.75%, 1/15/2036(a) 6,000 6,290
Western Midstream Operating
LP ,
4.80%, 3/1/2031 56,000 56,027
5.50%, 12/15/2035 25,000 24,892
5.30%, 3/1/2048 46,000 40,085
Williams Cos., Inc. (The) ,
6.00%, 3/15/2055(d) 46,000 46,618
3,250,726
Paper & Forest Products 0.1%
Georgia-Pacific LLC ,
4.40%, 6/30/2028(a) 3,000 3,032
4.95%, 6/30/2032(a) 5,000 5,144
Suzano Austria GmbH ,
3.75%, 1/15/2031 59,000 55,666
Suzano Netherlands BV ,
5.50%, 1/15/2036 95,000 94,588
158,430
Passenger Airlines 0.0%
†
Delta Air Lines, Inc. ,
4.95%, 7/10/2028(d) 20,000 20,343
5.25%, 7/10/2030 10,000 10,240
United Airlines Holdings, Inc. ,
5.38%, 3/1/2031 14,000 14,139
Corporate Bonds
Principal
Amount ($) Value ($)
Passenger Airlines
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 4,000 3,996
48,718
Pharmaceuticals 2.4%
Eli Lilly & Co. ,
5.55%, 10/15/2055 3,000 3,004
5.65%, 10/15/2065 2,000 1,999
EMD Finance LLC ,
4.38%, 10/15/2030(a) 514,000 514,691
4.63%, 10/15/2032(a) 150,000 150,219
Merck & Co., Inc. ,
4.15%, 3/15/2031(d) 165,000 164,404
4.45%, 12/4/2032 39,000 39,096
4.75%, 12/4/2035 31,000 30,735
5.55%, 12/4/2055 40,000 39,301
5.70%, 12/4/2065 34,000 33,502
Pfizer, Inc. ,
4.20%, 11/15/2030 90,000 90,222
4.50%, 11/15/2032 100,000 100,319
5.60%, 11/15/2055 64,000 63,591
5.70%, 11/15/2065 70,000 68,998
Takeda US Financing, Inc. ,
5.20%, 7/7/2035 587,000 594,262
5.90%, 7/7/2055(d) 587,000 595,928
Teva Pharmaceutical Finance
Netherlands IV BV ,
5.75%, 12/1/2030(d) 300,000 310,646
Zoetis, Inc. ,
4.15%, 8/17/2028(d) 23,000 23,134
2,824,051
Residential REITs 0.0%
†
ERP Operating LP ,
4.95%, 6/15/2032 20,000 20,477
Essential Properties LP ,
5.40%, 12/1/2035 3,000 3,010
23,487
Retail REITs 0.1%
Brixmor Operating Partnership
LP ,
5.20%, 4/1/2032(d) 9,000 9,214
4.85%, 2/15/2033 6,000 5,987
Kimco Realty OP LLC ,
5.30%, 2/1/2036 12,000 12,271
Kite Realty Group LP ,
4.00%, 10/1/2026 8,000 7,985
4.95%, 12/15/2031 9,000 9,127
5.50%, 3/1/2034 3,000 3,084
Phillips Edison Grocery Center
Operating Partnership I LP ,
5.25%, 8/15/2032 9,000 9,213
Realty Income Corp. ,
4.50%, 2/1/2033 31,000 30,678
87,559
Semiconductors & Semiconductor Equipment 1.1%
Broadcom, Inc. ,
5.15%, 11/15/2031 74,000 76,717
5.20%, 7/15/2035 6,000 6,131
4.80%, 2/15/2036 26,000 25,664

14 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Broadcom, Inc.,
4.90%, 2/15/2038 20,000 19,576
Foundry JV Holdco LLC ,
6.15%, 1/25/2032(a) 200,000 212,946
5.88%, 1/25/2034(a) 200,000 206,733
Intel Corp. ,
5.20%, 2/10/2033 4,000 4,079
5.70%, 2/10/2053 3,000 2,832
5.60%, 2/21/2054 11,000 10,313
Kioxia Holdings Corp. ,
6.25%, 7/24/2030(a) 54,000 55,785
6.63%, 7/24/2033(a) 53,000 55,343
Micron Technology, Inc. ,
2.70%, 4/15/2032 52,000 46,765
5.65%, 11/1/2032 22,000 23,222
NXP BV ,
3.40%, 5/1/2030(d) 12,000 11,574
SK hynix, Inc. ,
4.25%, 9/11/2028(a) 205,000 205,785
4.38%, 9/11/2030(a) 330,000 330,672
1,294,137
Software 0.1%
Oracle Corp. ,
4.45%, 9/26/2030(d) 33,000 32,212
5.20%, 9/26/2035(d) 12,000 11,436
5.88%, 9/26/2045 20,000 17,982
5.55%, 2/6/2053 2,000 1,663
5.38%, 9/27/2054(d) 18,000 14,462
5.95%, 9/26/2055(d) 12,000 10,581
Roper Technologies, Inc. ,
4.25%, 9/15/2028 5,000 5,028
4.45%, 9/15/2030 6,000 6,014
5.10%, 9/15/2035(d) 8,000 7,988
107,366
Specialized REITs 0.0%
†
CubeSmart LP ,
3.00%, 2/15/2030(d) 13,000 12,319
EPR Properties ,
4.75%, 12/15/2026 8,000 8,024
Extra Space Storage LP ,
4.95%, 1/15/2033 10,000 10,059
30,402
Specialty Retail 0.3%
Advance Auto Parts, Inc. ,
7.00%, 8/1/2030(a) 37,000 37,627
7.38%, 8/1/2033(a)(d) 49,000 49,735
Asbury Automotive Group,
Inc. ,
5.00%, 2/15/2032(a)(d) 29,000 28,182
Home Depot, Inc. (The) ,
3.95%, 9/15/2030 14,000 13,935
4.65%, 9/15/2035 8,000 7,911
Lithia Motors, Inc. ,
5.50%, 10/1/2030(a)(d) 168,000 168,747
306,137
Technology Hardware, Storage & Peripherals 0.0%
†
Dell International LLC ,
3.45%, 12/15/2051(d) 12,000 8,204
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco 0.1%
BAT Capital Corp. ,
6.34%, 8/2/2030 8,000 8,646
4.63%, 3/22/2033 14,000 13,872
7.08%, 8/2/2053 2,000 2,263
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 44,000 46,282
2.10%, 5/1/2030 21,000 19,252
4.00%, 10/29/2030 11,000 10,881
4.63%, 10/29/2035 11,000 10,743
111,939
Trading Companies & Distributors 0.3%
Air Lease Corp. ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 4.08%), 4.65%,
6/15/2026(e)(f) 216,000 214,933
Aviation Capital Group LLC ,
4.25%, 4/30/2029(a)(d) 26,000 25,909
4.80%, 10/24/2030(a) 33,000 33,081
Ferguson Enterprises, Inc. ,
4.35%, 3/15/2031 29,000 28,895
302,818
Water Utilities 0.0%
†
American Water Capital Corp. ,
5.70%, 9/1/2055 7,000 6,974
Wireless Telecommunication Services 0.0%
†
T-Mobile USA, Inc. ,
4.95%, 11/15/2035 24,000 23,792
5.70%, 1/15/2056 30,000 28,982
52,774
Total Corporate Bonds
(cost $42,876,396)
43,205,360
Foreign Government Securities 2.6%
COLOMBIA 0.3%
Republic of Colombia ,
5.38%, 1/21/2029 370,000 367,873
EGYPT 0.2%
Egyptian Financial Co. for
Sovereign Taskeek (The) ,
6.38%, 4/7/2029(a) 200,000 202,796
GUATEMALA 0.2%
Republic of Guatemala ,
6.88%, 8/15/2055(a) 200,000 213,256
ISRAEL 0.2%
State of Israel Government
Bond ,
5.00%, 1/13/2036(d) 205,000 201,875

Nationwide Invesco Core Plus Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 15
Foreign Government Securities
Principal
Amount ($) Value ($)
KUWAIT 0.1%
State of Kuwait ,
4.14%, 10/9/2030(a) 200,000 198,611
MEXICO 1.5%
Eagle Funding Luxco Sarl ,
5.50%, 8/17/2030(a) 1,108,000 1,125,529
United Mexican States ,
4.75%, 3/22/2031 293,000 288,033
5.63%, 9/22/2035 224,000 219,520
6.75%, 2/9/2056 128,000 126,221
1,759,303
TRINIDAD AND TOBAGO 0.1%
Republic of Trinidad and
Tobago ,
6.40%, 6/26/2034(a) 200,000 200,512
Total Foreign Government Securities
(cost $3,103,992)
3,144,226
Mortgage-Backed Securities 26.9%
FHLMC Gold Pool
Pool# G08721
3.00%, 9/1/2046 276,293 251,694
Pool# G08726
3.00%, 10/1/2046 279,331 254,317
FHLMC UMBS Pool
Pool# SD0040
3.00%, 7/1/2049 273,028 245,555
Pool# QC0345
2.00%, 3/1/2051 327,517 272,115
Pool# QD3229
2.00%, 12/1/2051 2,682,026 2,182,623
Pool# SD3771
2.50%, 3/1/2052 562,649 484,044
Pool# SD1716
5.00%, 9/1/2052 484,046 491,967
Pool# SD8255
3.50%, 10/1/2052 124,461 115,243
Pool# SD1853
5.50%, 11/1/2052 294,729 305,498
Pool# SD7097
5.00%, 11/1/2054 262,322 264,993
Pool# SL0526
5.50%, 3/1/2055 55,038 56,251
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 159,599 157,256
Pool# AJ9278
3.50%, 12/1/2041 241,251 230,788
Pool# AU2592
3.50%, 8/1/2043 243,841 231,403
Pool# CA7972
3.00%, 9/1/2050 105,491 94,224
Pool# BT4370
2.00%, 7/1/2051 181,501 148,279
Pool# FS1376
3.00%, 12/1/2051 276,363 247,427
Pool# FS5928
2.50%, 1/1/2052 629,113 539,050
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4548
2.50%, 2/1/2052 1,408,582 1,203,231
Pool# MA4579
3.00%, 4/1/2052 1,381,094 1,227,760
Pool# CB4130
4.50%, 7/1/2052 329,201 324,103
Pool# FS2257
4.50%, 7/1/2052 267,745 265,049
Pool# CB7344
6.00%, 10/1/2053 871,232 896,352
Pool# FS7577
2.50%, 1/1/2054 320,558 273,003
Pool# CB8858
6.00%, 7/1/2054 170,278 175,814
Pool# FS9801
5.50%, 11/1/2054 942,310 957,573
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 2/25/2056 1,350,000
1,382,372
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 2/25/2056 1,690,000 1,370,652
2.50%, 2/25/2056 2,850,000 2,418,717
3.00%, 2/25/2056 1,145,000 1,014,684
3.50%, 2/25/2056 1,640,000 1,516,725
4.00%, 2/25/2056 4,290,000 4,096,652
4.50%, 2/25/2056 2,120,000 2,076,787
5.00%, 2/25/2056 3,795,000 3,793,955
5.50%, 2/25/2056 1,545,000 1,566,492
6.50%, 2/25/2056 970,000 1,004,481
Total Mortgage-Backed Securities
(cost $31,948,286)
32,137,129
U.S. Treasury Obligations 10.9%
U.S. Treasury Bonds
4.63%, 11/15/2045 (d) 763,500 742,623
4.75%, 8/15/2055 2,888,300 2,824,667
U.S. Treasury Notes
3.38%, 12/31/2027 946,500 943,764
3.50%, 1/15/2029 571,200 569,549
3.63%, 12/31/2030 1,027,600 1,019,492
3.88%, 12/31/2032 863,500 855,809
4.00%, 11/15/2035 (d) 6,199,000 6,072,114
Total U.S. Treasury Obligations
(cost $13,083,655)
13,028,018
Preferred Stock 0.1%
Shares
Banks 0.1%
Citigroup, Inc., 6.25%,
1/15/2031*(g) 4,175 104,751
Total Preferred Stock
(cost $104,375)
104,751

16 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Short-Term Investment 0.9%
Principal
Amount ($) Value ($)
U.S. Treasury Obligation 0.9%
U.S. Treasury Bills, 3.89%,
5/14/2026(h) 1,090,000 1,079,106
Total Short-Term Investment
(cost $1,078,313)
1,079,106
Repurchase Agreements 7.5%
CF Secured, LLC
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $6,932,693,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050;
total market value
$7,071,348. (i) 6,930,579 6,930,579
Nomura Securities
International, Inc.
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $2,000,610,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.63%, maturing
2/15/2026 - 5/15/2053;
total market value
$2,040,623. (i) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $8,930,579)
8,930,579
Total Investments
(cost $144,161,522) — 121.1%
144,860,815
Liabilities in excess of other
assets — (21.1)% (25,268,899)
NET ASSETS — 100.0%
$ 119,591,916
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2026
was $62,834,076 which represents 52.54% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2026.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2026.
(d) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $11,998,636, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $8,930,579 and by $3,499,640 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 2/15/2026 - 5/15/2055, a total value of
$12,430,219.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2026. The maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2026.
(g) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of January 31, 2026.
(h) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $8,930,579.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Invesco Core Plus Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 17
Futures contracts outstanding as of January 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 99 3/2026 USD 20,640,727 (15,615)
U.S. Treasury Ultra Bond 53 3/2026 USD 6,224,187 (104,221)
Total long contracts (119,836)
Short Contracts
U.S. Treasury 5 Year Note (26) 3/2026 USD (2,832,172) 1,683
U.S. Treasury 10 Year Note (11) 3/2026 USD (1,230,109) (736)
U.S. Treasury 10 Year Ultra Note (51) 3/2026 USD (5,821,969) 38,461
U.S. Treasury Long Bond (9) 3/2026 USD (1,036,125) 5,747
Total short contracts 45,155
Net contracts (74,681)
Currency:
USD United States Dollar

18 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Invesco Core Plus Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 19
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 23,230,440 $ – $ 23,230,440
Collateralized Mortgage Obligations – 10,043,120 – 10,043,120
Commercial Mortgage-Backed Securities – 9,419,387 – 9,419,387
Convertible Bonds – 487,449 – 487,449
Convertible Preferred Stock 51,250 – – 51,250
Corporate Bonds – 43,205,360 – 43,205,360
Foreign Government Securities – 3,144,226 – 3,144,226
Futures Contracts 45,891 – – 45,891
Mortgage-Backed Securities – 32,137,129 – 32,137,129
Preferred Stock 104,751 – – 104,751
Repurchase Agreements – 8,930,579 – 8,930,579
Short-Term Investment – 1,079,106 – 1,079,106
U.S. Treasury Obligations – 13,028,018 – 13,028,018
Total Assets $ 201,892 $ 144,704,814 $ – $ 144,906,706
Liabilities:
Futures Contracts $ (120,572) $ – $ – $ (120,572)
Total Liabilities $ (120,572) $ – $ – $ (120,572)
Total $ 81,320 $ 144,704,814 $ – $ 144,786,134

20 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2026 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
As of January 31, 2026, the Fund had no open swap contracts.
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.

Nationwide Invesco Core Plus Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 21
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
As of January 31, 2026, the Fund had no open forward foreign currency contracts.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2026:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 45,891
Total $ 45,891
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (120,572)
Total $ (120,572)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Inflation-Protected Securities Fund
Asset-Backed Securities 4 .7%
Principal
Amount ($) Value ($)
Automobiles 0 .2%
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 329,867 333,330
Equipment Loans & Leases 0 .3%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 306,265 309,736
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 175,198 176,043
485,779
Home Equity 0 .2%
BRAVO Residential Funding
Trust, Series 2025-
CES3, Class A1B, 5.19%,
12/25/2055(a)(b) 390,951 392,934
Other 4 .0%
Alterna Funding III LLC,
Series 2024-1A, Class A,
6.26%, 5/16/2039(a) 338,147 338,658
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class XRR,
4.62%, 1/17/2038(a)(c) 400,000 399,995
Cedar Funding X CLO Ltd.,
Series 2019-10A, Class
XR2, 4.57%, 10/20/2037(a)
(c) 200,000 199,997
Cedar Funding XIV CLO Ltd.,
Series 2021-14A, Class X,
4.72%, 10/15/2037(a)(c) 557,143 556,879
FCI Funding LLC, Series
2024-1A, Class A, 5.44%,
8/15/2036(a) 233,747 234,026
FNA LLC, Series 2025-
1, Class A, 5.62%,
3/15/2045(a)(c) 604,822 608,275
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 308,102 272,715
HTS Fund II LLC, Series
2025-1, Class A, 5.35%,
6/23/2045(a) 800,000 801,571
Magnetite XXIX Ltd., Series
2021-29A, Class X, 4.67%,
7/15/2037(a)(c) 487,500 487,713
Progress Residential Trust,
Series 2022-SFR2, Class D,
3.95%, 4/17/2027(a) 1,100,000 1,083,938
RCKTL, Series 2025-
2A, Class B, 4.60%,
11/27/2034(a) 550,000 550,826
Reach ABS Trust
Series 2025-1A, Class A,
4.96%, 8/16/2032(a) 199,583 200,136
Series 2025-2A, Class A,
4.93%, 8/18/2032(a) 182,511 183,360
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 200,000 199,507
6,117,596
Total Asset-Backed Securities
(cost $7,340,204)
7,329,639
Collateralized Mortgage Obligations 0 .7%
FHLMC REMICS, Series
2296, Class H, 6.50%,
3/15/2031 7 7
FNMA REMICS, Series
2013-59, Class MX, 2.50%,
9/25/2042 488,106 470,404
GCAT Trust, Series 2022-
HX1, Class A1, 2.89%,
12/27/2066(a)(c) 580,617 544,041
Total Collateralized Mortgage Obligations
(cost $1,073,908)
1,014,452
Mortgage-Backed Securities 0 .1%
FNMA Pool
Pool# 773298
6.50%, 4/1/2035(c) 183,581 189,315
Pool# 745769
6.50%, 7/1/2036(c) 48,165 49,449
Total Mortgage-Backed Securities
(cost $231,306)
238,764
U.S. Government Agency Security 4 .7%
Tennessee Valley Authority,
4.88%, 5/15/2035 7,000,000 7,209,283
Total U.S. Government Agency Security
(cost $6,957,719)
7,209,283
U.S. Treasury Obligations 88 .0%
U.S. Treasury Inflation Linked
Bonds
1.75%, 1/15/2028 7,426,320 7,542,839
3.63%, 4/15/2028 (d) 10,019,850 10,586,812
2.50%, 1/15/2029 3,774,125 3,931,125
3.88%, 4/15/2029 6,506,379 7,064,688
0.63%, 2/15/2043 9,656,924 7,211,189
1.38%, 2/15/2044 4,519,873 3,789,416
0.75%, 2/15/2045 4,129,260 3,013,084
1.00%, 2/15/2046 2,906,830 2,190,726
0.88%, 2/15/2047 6,713,600 4,837,278
1.00%, 2/15/2048 1,971,570 1,439,074
1.00%, 2/15/2049 1,610,075 1,157,290

Nationwide Inflation-Protected Securities Fund - January 31, 2026 (Unaudited) - Statement of Investments - 23
g
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Notes
0.38%, 7/15/2027 11,262,585 11,226,901
1.63%, 10/15/2027 8,753,280 8,890,161
0.50%, 1/15/2028 11,826,090 11,728,286
0.88%, 1/15/2029 3,209,100 3,192,008
2.13%, 4/15/2029 3,929,588 4,051,376
0.25%, 7/15/2029 (d) 2,534,240 2,470,354
0.13%, 1/15/2030 7,558,680 7,251,229
0.13%, 7/15/2030 5,688,765 5,433,859
0.13%, 7/15/2031 9,674,560 9,073,299
0.13%, 1/15/2032 1,169,260 1,080,931
0.63%, 7/15/2032 4,462,200 4,229,237
1.13%, 1/15/2033 3,264,330 3,161,842
1.38%, 7/15/2033 4,268,880 4,198,292
1.75%, 1/15/2034 2,636,075 2,641,581
2.13%, 1/15/2035 3,081,150 3,156,355
1.88%, 7/15/2035 1,514,130 1,518,818
Total U.S. Treasury Obligations
(cost $143,242,299)
136,068,050
Total Investments
(cost $158,845,436) — 98.2%
151,860,188
Other assets in excess of
liabilities — 1.8% 2,712,457
NET ASSETS — 100.0%
$ 154,572,645
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2026
was $7,873,680 which represents 5.09% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2026.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2026.
(d) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $335,254, which was collateralized by
$344,222 in the form of U.S Government Treasury Securities,
interest rates ranging from 0.00% - 4.63%, and maturity
dates ranging from 1/31/2026 - 2/15/2053.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
Futures contracts outstanding as of January 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 135 3/2026 USD 14,705,508 (103,615)
U.S. Treasury 10 Year Note 28 3/2026 USD 3,131,187 (929)
Net contracts (104,544)
Currency:
USD United States Dollar

24 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Inflation-Protected Securities Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Inflation-Protected Securities Fund - January 31, 2026 (Unaudited) - Statement of Investments - 25
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 7,329,639 $ – $ 7,329,639
Collateralized Mortgage Obligations – 1,014,452 – 1,014,452
Mortgage-Backed Securities – 238,764 – 238,764
U.S. Government Agency Security – 7,209,283 – 7,209,283
U.S. Treasury Obligations – 136,068,050 – 136,068,050
Total Assets $ – $ 151,860,188 $ – $ 151,860,188
Liabilities:
Futures Contracts $ (104,544) $ – $ – $ (104,544)
Total Liabilities $ (104,544) $ – $ – $ (104,544)
Total $ (104,544) $ 151,860,188 $ – $ 151,755,644

26 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Inflation-Protected Securities Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2026:
Liabilities: Fair Value
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (104,544)
Total $ (104,544)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis Core Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 27
Asset-Backed Securities 12 .4%
Principal
Amount ($) Value ($)
Airlines 0 .2%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 544,481 526,458
PK Alift Loan Funding 7 LP,
Series 2025-2, Class A,
4.75%, 3/15/2043(a) 316,336 316,443
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 553,531 567,270
Series 2024-1, Class AA,
5.45%, 2/15/2037 281,932 288,575
Series 2024-1, Class A,
5.88%, 2/15/2037 482,761 499,967
2,198,713
Automobiles 8 .5%
Ally Auto Receivables Trust,
Series 2025-1, Class A3,
3.96%, 3/15/2030 550,000 551,662
American Credit Acceptance
Receivables Trust
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 161,432 162,091
Series 2025-2, Class C,
5.11%, 3/12/2031(a) 730,000 737,617
Series 2026-1, Class C,
4.55%, 1/12/2033(a) 2,050,000 2,053,238
Americredit Automobile
Receivables Trust, Series
2023-1, Class B, 5.57%,
3/20/2028 735,000 741,190
AmeriCredit Automobile
Receivables Trust
Series 2021-3, Class C,
1.41%, 8/18/2027 347,415 345,424
Series 2024-1, Class A3,
5.43%, 1/18/2029 559,189 563,435
AutoNation Finance Trust
Series 2025-1A, Class A3,
4.62%, 11/13/2029(a) 515,000 519,423
Series 2026-1A, Class A3,
4.03%, 8/12/2030(a) 415,000 415,741
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 1,300,000 1,314,776
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 700,000 722,678
Series 2025-2A, Class A,
5.12%, 8/20/2031(a) 385,000 394,879
BMW Vehicle Lease Trust
Series 2024-2, Class A3,
4.18%, 10/25/2027 580,000 581,478
Series 2025-1, Class A3,
4.43%, 6/26/2028 400,000 403,373
BofA Auto Trust, Series
2025-1A, Class A3, 4.35%,
11/20/2029(a) 355,000 357,358
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Bridgecrest Lending Auto
Securitization Trust
Series 2024-2, Class A3,
5.84%, 6/15/2028 376,765 377,515
Series 2024-3, Class B,
5.37%, 10/16/2028 280,000 281,403
Series 2025-2, Class A3,
4.78%, 12/15/2028 965,000 969,161
Series 2025-3, Class A3,
4.66%, 1/15/2029 645,000 648,010
Series 2026-1, Class A3,
4.04%, 12/17/2029 445,000 445,264
Carmax Auto Owner Trust,
Series 2025-4, Class A3,
3.97%, 12/16/2030 695,000 696,373
CarMax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 376,461 378,118
Series 2024-4, Class A3,
4.60%, 10/15/2029 1,480,000 1,495,151
Series 2025-2, Class A3,
4.48%, 3/15/2030 680,000 686,964
CarMax Select Receivables
Trust
Series 2024-A, Class A3,
5.40%, 11/15/2028 250,000 252,275
Series 2025-A, Class A3,
4.77%, 9/17/2029 1,070,000 1,078,823
Carvana Auto Receivables
Trust
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 104,665 104,786
Series 2024-P2, Class A3,
5.33%, 7/10/2029 306,349 308,780
Series 2024-P4, Class A3,
4.64%, 1/10/2030 235,000 236,416
Series 2025-P3, Class A3,
4.04%, 11/11/2030 720,000 721,752
Series 2025-P2, Class A4,
4.75%, 6/10/2031 1,460,000 1,482,983
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 174,459 175,264
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 168,935 170,986
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 157,482 158,289
Credit Acceptance Auto Loan
Trust
Series 2023-1A, Class A,
6.48%, 3/15/2033(a) 4,033 4,036
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 100,000 103,080
Series 2024-2A, Class A,
5.95%, 6/15/2034(a) 1,200,000 1,219,799
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 1,630,000 1,649,099
Series 2025-2A, Class B,
4.87%, 1/15/2036(a) 1,020,000 1,030,168

28 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 815,000 818,014
Enterprise Fleet Financing
LLC
Series 2025-1, Class A3,
4.82%, 2/20/2029(a) 330,000 335,402
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 6,354 6,356
Series 2025-3, Class A3,
4.46%, 9/20/2029(a) 1,365,000 1,380,408
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 144,948 145,644
Series 2024-1, Class A3,
5.16%, 9/20/2030(a) 240,000 244,582
Series 2024-3, Class A4,
5.06%, 3/20/2031(a) 460,000 470,279
Exeter Automobile
Receivables Trust
Series 2025-2A, Class A3,
4.74%, 1/16/2029 1,780,000 1,785,561
Series 2025-4A, Class A3,
4.39%, 9/17/2029 265,000 266,130
Series 2024-4A, Class C,
5.48%, 8/15/2030 435,000 441,746
Exeter Select Automobile
Receivables Trust, Series
2025-1, Class A3, 4.69%,
4/15/2030 295,000 297,984
First Investors Auto Owner
Trust, Series 2025-
1A, Class C, 4.75%,
12/15/2031(a) 1,100,000 1,106,823
Flagship Credit Auto Trust,
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 650,000 649,721
Ford Credit Auto Lease Trust,
Series 2025-A, Class A3,
4.72%, 6/15/2028 415,000 418,781
Ford Credit Auto Owner Trust,
Series 2021-1, Class A,
1.37%, 10/17/2033(a) 980,000 974,862
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 227,979 228,988
GLS Auto Receivables Issuer
Trust
Series 2024-4A, Class A3,
4.75%, 7/17/2028(a) 270,000 270,573
Series 2024-2A, Class B,
5.77%, 11/15/2028(a) 660,000 664,005
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 395,000 397,419
Series 2025-4A, Class A3,
4.29%, 7/16/2029(a) 390,000 391,365
Series 2025-2A, Class C,
5.11%, 1/15/2031(a) 435,000 442,299
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GLS Auto Select Receivables
Issuer Trust
Series 2025-4A, Class A2,
4.17%, 2/18/2031(a) 470,000 469,925
Series 2026-1A, Class A2,
4.05%, 2/17/2032(a) 355,000 355,270
GLS Auto Select Receivables
Trust
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 319,451 322,777
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 245,380 246,345
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 321,848 324,159
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 79,914 80,730
Series 2025-3A, Class A2,
4.46%, 10/15/2030(a) 495,926 499,174
GM Financial Automobile
Leasing Trust
Series 2024-2, Class A3,
5.39%, 7/20/2027 236,148 237,126
Series 2025-1, Class A3,
4.66%, 2/21/2028 560,000 564,325
Series 2025-3, Class A3,
4.17%, 8/21/2028 1,255,000 1,260,856
Harley-Davidson Motorcycle
Trust, Series 2023-A, Class
A3, 5.05%, 12/15/2027 257,639 258,335
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 845,000 857,194
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 855,000 871,579
Hertz Vehicle Financing LLC,
Series 2022-2A, Class A,
2.33%, 6/26/2028(a) 870,000 851,767
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 353,323 356,860
Hyundai Auto Lease
Securitization Trust, Series
2026-A, Class A3, 3.97%,
12/15/2028(a) 1,215,000 1,217,539
Hyundai Auto Receivables
Trust, Series 2025-B, Class
A3, 4.36%, 12/17/2029 510,000 515,175
LAD Auto Receivables Trust
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 247,318 248,645
Series 2024-1A, Class A4,
5.17%, 9/15/2028(a) 195,000 196,051
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 260,000 264,063
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 345,000 346,457
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 905,000 910,954
Series 2025-2A, Class A3,
4.25%, 1/15/2030(a) 1,360,000 1,365,824

Nationwide Loomis Core Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 29
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
M&T Bank Auto Receivables
Trust, Series 2025-
1A, Class A3, 4.73%,
6/17/2030(a) 290,000 294,005
NextGear Floorplan Master
Owner Trust, Series 2025-
2A, Class A2, 4.23%,
10/15/2030(a) 765,000 767,526
Octane Receivables Trust
Series 2025-1A, Class A2,
4.25%, 2/20/2031(a) 1,425,000 1,426,619
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 357,338 360,594
PenFed Auto Receivables
Owner Trust, Series
2024-A, Class A3, 4.70%,
6/15/2029(a) 365,000 366,558
Porsche Innovative Lease
Owner Trust, Series 2024-
2A, Class A3, 4.35%,
10/20/2027(a) 500,000 500,993
Prestige Auto Receivables
Trust, Series 2023-
1A, Class C, 5.65%,
2/15/2028(a) 242,816 243,049
Santander Drive Auto
Receivables Trust
Series 2025-3, Class A2,
4.63%, 10/16/2028 878,880 881,246
Series 2024-5, Class A3,
4.62%, 11/15/2028 419,575 420,266
Series 2023-4, Class B,
5.77%, 12/15/2028 435,000 438,583
Series 2024-4, Class A3,
4.85%, 1/16/2029 385,254 386,210
Series 2024-3, Class A3,
5.63%, 1/16/2029 555,643 557,795
Series 2025-2, Class A3,
4.67%, 8/15/2029 1,230,000 1,238,314
Series 2023-5, Class B,
6.16%, 12/17/2029 670,000 678,423
Series 2025-4, Class A3,
4.17%, 4/15/2030 905,000 908,243
Series 2023-1, Class C,
5.09%, 5/15/2030 1,046,117 1,050,795
Series 2023-3, Class C,
5.77%, 11/15/2030 475,000 483,596
SBNA Auto Lease Trust
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 33,946 33,999
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 637,830 640,974
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 166,852 167,257
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 265,747 267,383
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 280,000 281,929
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-1A, Class A3,
4.75%, 7/22/2030(a) 280,000 282,939
Series 2025-2A, Class A3,
4.44%, 12/20/2030(a) 1,450,000 1,460,908
Stellantis Financial
Underwritten Enhanced
Lease Trust
Series 2025-BA, Class A3,
4.27%, 1/22/2029(a) 1,430,000 1,437,913
Series 2025-CA, Class A3,
4.11%, 4/20/2029(a) 2,400,000 2,410,164
Toyota Lease Owner Trust,
Series 2025-B, Class A3,
3.96%, 11/20/2028(a) 1,045,000 1,047,372
USB Auto Owner Trust, Series
2025-1A, Class A3, 4.49%,
6/17/2030(a) 210,000 211,575
Veros Auto Receivables Trust,
Series 2026-1, Class A,
4.53%, 8/15/2028(a) 320,000 320,049
VStrong Auto Receivables
Trust, Series 2024-A, Class
B, 5.77%, 7/15/2030(a) 79,000 80,229
Westlake Automobile
Receivables Trust
Series 2023-4A, Class A3,
6.24%, 7/15/2027(a) 57,452 57,504
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 380,000 381,390
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 1,515,000 1,519,199
Series 2025-1A, Class A3,
4.75%, 8/15/2028(a) 990,000 995,613
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 820,000 827,937
Series 2025-2A, Class A3,
4.51%, 5/15/2029(a) 450,000 453,183
Series 2025-3A, Class A3,
4.22%, 6/15/2029(a) 655,000 657,109
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 312,034 313,834
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 271,581 274,750
Series 2024-2A, Class A1,
4.87%, 6/21/2039(a) 363,693 367,570
Series 2024-3A, Class A1,
4.80%, 9/19/2039(a) 392,673 396,769
Wheels Fleet Lease Funding
LLC, Series 2025-3A, Class
A1, 4.08%, 9/18/2040(a) 810,000 812,255
World Omni Auto Receivables
Trust
Series 2024-C, Class A3,
4.43%, 12/17/2029 535,000 538,200
Series 2025-C, Class A3,
4.08%, 11/15/2030 1,740,000 1,749,128

30 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 250,000 251,137
78,138,014
Credit Card 0 .4%
BA Credit Card Trust, Series
2023-A1, Class A1, 4.79%,
5/15/2028 500,000 501,399
Capital One Multi-Asset
Execution Trust, Series
2023-A1, Class A, 4.42%,
5/15/2028 1,000,000 1,001,773
Chase Issuance Trust, Series
2023-A1, Class A, 5.16%,
9/15/2028 1,500,000 1,512,457
Discover Card Execution
Note Trust, Series 2023-A1,
Class A, 4.31%, 3/15/2028 500,000 500,321
3,515,950
Equipment Loans & Leases 0 .5%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 39,848 40,026
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 292,581 293,992
Dllad LLC
Series 2024-1A, Class A2,
5.50%, 8/20/2027(a) 47,089 47,275
Series 2024-1A, Class A3,
5.30%, 7/20/2029(a) 200,000 204,090
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 274,843 275,918
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 173,797 174,739
MetroNet Infrastructure Issuer
LLC, Series 2025-2A, Class
A2, 5.40%, 8/20/2055(a) 690,000 699,649
OWN Equipment Fund II LLC,
Series 2025-1M, Class A,
5.48%, 9/26/2033(a) 573,969 577,318
Post Road Equipment Finance
LLC, Series 2024-1A, Class
A2, 5.59%, 11/15/2029(a) 40,019 40,168
SCF Equipment Leasing LLC
Series 2024-1A, Class A3,
5.52%, 1/20/2032(a) 355,000 362,744
Series 2025-1A, Class A3,
5.11%, 11/21/2033(a) 615,000 629,036
Series 2025-2A, Class A3,
4.33%, 6/20/2036(a) 1,395,000 1,395,470
4,740,425
Other 2 .8%
720 East CLO V Ltd., Series
2024-2A, Class A1, 5.20%,
7/20/2037(a)(b) 1,400,000 1,402,876
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Affirm Master Trust, Series
2025-2A, Class A, 4.67%,
7/15/2033(a) 1,625,000 1,636,519
Applebee's Funding LLC,
Series 2025-1A, Class A2,
6.72%, 6/7/2055(a) 2,865,000 2,888,905
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 179,101 165,239
Ares XXXIX CLO Ltd., Series
2016-39A, Class AR3,
5.09%, 7/18/2037(a)(b) 2,250,000 2,255,796
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 82,308 84,080
Series 2025-2CON, Class
A, 4.84%, 9/17/2036(a) 692,452 697,675
Bluepeak ABS Issuer LLC,
Series 2025-1A, Class A2,
5.86%, 12/20/2055(a) 2,290,000 2,329,805
Compass Datacenters Issuer
III LLC, Series 2025-
1A, Class A2, 5.66%,
2/25/2050(a) 405,000 409,149
CVS Pass-Through Trust,
6.94%, 1/10/2030 771,986 803,543
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 670,000 682,095
Hilton Grand Vacations Trust,
Series 2022-2A, Class C,
5.57%, 1/25/2037(a) 30,416 30,684
Magnetite XVII Ltd., Series
2016-17A, Class AR2,
5.17%, 4/20/2037(a)(b) 1,400,000 1,402,857
Marathon CLO Ltd., Series
2020-15A, Class A1R3,
5.30%, 8/15/2037(a)(b) 1,500,000 1,501,424
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 134,614 136,992
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 1,355,000 1,138,020
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 469,637 469,572
Planet Fitness Master Issuer
LLC, Series 2025-1A, Class
A2I, 5.27%, 12/6/2055(a) 620,000 624,112
Reach Abs Trust, Series
2026-1A, Class A, 4.32%,
2/15/2033(a) 660,000 659,969
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 88,579 88,901

Nationwide Loomis Core Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 31
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 280,000 285,445
SEB Funding LLC, Series
2024-1A, Class A2, 7.39%,
4/30/2054(a) 395,000 405,854
Shentel Issuer LLC, Series
2025-1A, Class A2, 5.64%,
12/20/2055(a) 1,715,000 1,742,333
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 320,342 324,791
SoFi Consumer Loan Program
Trust, Series 2025-2, Class
A, 4.82%, 6/25/2034(a) 300,188 301,839
Wise CLO Ltd., Series
2024-2A, Class A, 5.13%,
7/15/2037(a)(b) 1,500,000 1,503,017
Zayo Issuer LLC, Series
2025-2A, Class A2, 5.95%,
6/20/2055(a) 1,835,000 1,883,946
25,855,438
Student Loan 0 .0%
†
Navient Private Education Refi
Loan Trust
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 124,344 119,420
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 44,685 42,169
161,589
Total Asset-Backed Securities
(cost $114,000,057)
114,610,129
Collateralized Mortgage Obligations 0 .4%
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 672 670
FHLMC REMICS
Series 5065, Class HI, IO,
4.71%, 4/15/2042(b) 1,311,571 198,805
Series 5065, Class EI, IO,
5.33%, 11/25/2044(b) 277,808 50,410
Series 5094, Class , IO,
1.39%, 12/15/2048(b) 765,565 49,230
Series 5214, Class BI, IO,
0.88%, 4/25/2052(b) 91,611 3,387
FNMA REMICS
Series 2004-29, Class PS,
IO, 3.79%, 5/25/2034(b) 678,890 80,560
Series 2016-32, Class SA,
IO, 2.29%, 10/25/2034(b) 2,852,237 260,977
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 2,484,138 217,507
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2010-57, Class SA,
IO, 2.64%, 6/25/2040(b) 922,184 98,707
Series 2010-63, Class SA,
IO, 2.69%, 6/25/2040(b) 772,391 82,310
Series 2010-118, Class SN,
IO, 2.79%, 10/25/2040(b) 4,179,362 642,125
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 197,916 25,900
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 175,328 27,225
Series 2021-24, Class , IO,
1.07%, 3/25/2059(b) 3,519,803 191,831
GNMA REMICS
Series 2019-21, Class , IO,
4.50%, 2/20/2049 2,941,885 428,255
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 360,950 24,141
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 122,036 21,623
Series 2012-H20, Class PT,
4.41%, 7/20/2062(b) 20,355 20,428
Series 2018-H02, Class ZJ,
4.30%, 10/20/2064(b) 426,735 421,620
Series 2017-H12, Class EZ,
5.49%, 6/20/2066(b) 33,507 33,981
Series 2017-H13, Class JZ,
5.09%, 5/20/2067(b) 112,332 113,107
Series 2017-H22, Class FD,
4.15%, 11/20/2067(b) 7,603 7,561
Series 2017-H25, Class FD,
4.10%, 12/20/2067(b) 16,691 16,570
Series 2021-H08, Class IA,
IO, 0.31%, 1/20/2068(b) 267,225 2,096
Series 2019-H01, Class FT,
4.35%, 10/20/2068(b) 286,974 287,011
Series 2019-H05, Class FT,
4.04%, 4/20/2069(b) 228,934 228,946
Series 2019-H13, Class FT,
4.06%, 8/20/2069(b) 31,940 31,949
Series 2019-H18, Class DF,
4.35%, 10/20/2069(b) 110,791 110,653
Series 2021-H03, Class ,
IO, 0.21%, 4/20/2070(b) 2,141,211 16,112
Total Collateralized Mortgage Obligations
(cost $3,068,227)
3,693,697
Commercial Mortgage-Backed Securities 3 .7%
ALA Trust, Series 2025-
OANA, Class A, 5.42%,
6/15/2040(a)(b) 435,000 438,534
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 700,000 694,866
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 959,675
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 1,887,707
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 1,480,000 1,318,470

32 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BANK5, Series 2023-
5YR4, Class A3, 6.50%,
12/15/2056 233,716 245,802
BANK5 Trust, Series 2024-
5YR6, Class A3, 6.23%,
5/15/2057 1,235,000 1,301,454
BBCMS Mortgage Trust,
Series 2021-C12, Class A5,
2.69%, 11/15/2054 1,470,000 1,314,948
Benchmark Mortgage Trust,
Series 2024-V7, Class A3,
6.23%, 5/15/2056(b) 570,000 601,670
BFLD Commercial Mortgage
Trust, Series 2025-
660F, Class A, 5.18%,
11/15/2042(a)(b) 1,110,000 1,113,816
BPR Trust, Series 2021-
NRD, Class A, 5.21%,
12/15/2038(a)(b) 815,000 810,223
BX Trust
Series 2024-VLT4, Class A,
5.17%, 6/15/2041(a)(b) 785,000 785,981
Series 2025-DELC, Class A,
5.23%, 12/15/2042(a)(b) 565,000 568,178
Series 2025-VLT7, Class A,
5.38%, 7/15/2044(a)(b) 1,810,000 1,815,654
Citigroup Commercial
Mortgage Trust, Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 867,720
COMM Mortgage Trust, Series
2024-CBM, Class A2,
5.87%, 12/10/2041(a)(b) 185,000 187,832
Commercial Mortgage Pass-
Through Certificates, Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 57,427 57,042
CSAIL Commercial Mortgage
Trust, Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 726,506
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 334,917 308,155
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 1,030,000 947,698
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 390,000 401,200
Extended Stay America Trust
Series 2025-ESH, Class A,
4.98%, 10/15/2042(a)(b) 340,000 341,487
Series 2026-ESH2, Class A,
0.00%, 2/15/2043(a)(b) 1,185,000 1,187,592
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.58%, 1/25/2030(b) 469,515 25,214
Series K142, Class X1, IO,
0.30%, 3/25/2032(b) 5,751,235 95,233
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series K145, Class X1, IO,
0.32%, 5/25/2032(b) 1,472,474 27,701
Series K146, Class X1, IO,
0.23%, 6/25/2032(b) 4,984,722 73,840
Series K147, Class X1, IO,
0.37%, 6/25/2032(b) 3,802,596 84,992
Series K149, Class X1, IO,
0.27%, 8/25/2032(b) 6,219,582 109,634
Series K-150, Class X1, IO,
0.31%, 9/25/2032(b) 5,414,364 109,743
Series K157, Class X1, IO,
0.01%, 8/25/2033(b) 8,874,310 31,191
Series K-1513, Class X1,
IO, 0.85%, 8/25/2034(b) 950,631 47,081
Series K-1521, Class X1,
IO, 0.98%, 8/25/2036(b) 2,773,764 205,885
Series K143, Class X1, IO,
0.34%, 4/25/2055(b) 2,589,927 50,307
FNMA ACES REMICS
Series 2020-M33, Class X,
IO, 1.89%, 6/25/2028(b) 592,416 7,543
Series 2020-M37, Class X,
IO, 0.98%, 4/25/2032(b) 1,090,156 40,144
Series 2020-M43, Class X1,
IO, 1.86%, 8/25/2034(b) 4,580,848 241,861
Series 2020-M36, Class X1,
IO, 1.30%, 9/25/2034(b) 730,298 40,638
GNMA REMICS
Series 2018-82, Class , IO,
0.44%, 5/16/2058(b) 8,230,313 227,471
Series 2021-145, Class , IO,
0.77%, 7/16/2061(b) 766,925 44,131
Series 2020-108, Class , IO,
0.85%, 6/16/2062(b) 2,671,805 151,700
Series 2021-20, Class , IO,
1.14%, 8/16/2062(b) 2,464,370 195,991
Series 2020-179, Class , IO,
1.01%, 9/16/2062(b) 2,579,824 181,418
Series 2021-33, Class , IO,
0.84%, 10/16/2062(b) 2,368,637 149,679
Series 2020-128, Class , IO,
0.92%, 10/16/2062(b) 1,354,152 89,336
Series 2021-40, Class , IO,
0.82%, 2/16/2063(b) 2,064,905 125,117
Series 2021-12, Class , IO,
0.96%, 3/16/2063(b) 2,843,015 194,576
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 3,159,372 169,803
Series 2021-106, Class , IO,
0.86%, 4/16/2063(b) 2,863,241 186,339
Series 2021-151, Class , IO,
0.91%, 4/16/2063(b) 3,211,575 220,203
Series 2021-132, Class BI,
IO, 0.92%, 4/16/2063(b) 3,725,573 250,932
Series 2021-10, Class , IO,
0.99%, 5/16/2063(b) 642,046 48,900
Series 2021-133, Class , IO,
0.88%, 7/16/2063(b) 3,629,677 237,645
Series 2021-163, Class , IO,
0.81%, 3/16/2064(b) 3,408,922 195,018
Series 2022-17, Class , IO,
0.80%, 6/16/2064(b) 1,959,317 108,970

Nationwide Loomis Core Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 33
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2022-132, Class , IO,
0.54%, 10/16/2064(b) 3,371,136 140,231
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 410,000 302,631
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 976,601 868,201
GS Mortgage Securities Trust,
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 393,832
Hudsons Bay Simon JV Trust,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 2,008,722
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.28%,
1/15/2042(a)(b) 1,065,000 1,065,000
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 755,000 773,771
SPGN Mortgage Trust, Series
2022-TFLM, Class A,
5.23%, 2/15/2039(a)(b) 1,495,000 1,494,454
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 6.75%,
11/15/2027(a)(b) 566,085 339,651
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 4.92%,
12/15/2039(a)(b) 525,000 526,312
Wells Fargo Commercial
Mortgage Trust
Series 2021-C61, Class A4,
2.66%, 11/15/2054 2,165,000 1,949,501
Series 2022-C62, Class A4,
4.00%, 4/15/2055(b) 1,405,000 1,345,916
Total Commercial Mortgage-Backed
Securities
(cost $35,320,226) 34,058,668
Corporate Bonds 36 .6%
Aerospace & Defense 0 .3%
Boeing Co. (The) ,
2.95%, 2/1/2030(d) 550,000 521,964
3.25%, 2/1/2035 500,000 437,665
GE Capital Funding LLC ,
4.55%, 5/15/2032(d) 322,000 324,715
RTX Corp. ,
4.13%, 11/16/2028 1,150,000 1,155,367
2,439,711
Automobile Components 0 .1%
Denso Corp. ,
1.24%, 9/16/2026(a) 1,115,000 1,096,175
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles 0 .6%
General Motors Co. ,
5.63%, 4/15/2030 1,040,000 1,083,250
Honda Motor Co. Ltd. ,
4.69%, 7/8/2030(d) 572,000 578,211
Hyundai Capital America ,
2.38%, 10/15/2027(a) 385,000 374,107
1.80%, 1/10/2028(a) 140,000 133,925
4.25%, 9/18/2028(a) 575,000 575,680
5.15%, 3/27/2030(a) 1,050,000 1,077,218
Nissan Motor Acceptance Co.
LLC ,
5.55%, 9/13/2029(a)(d) 705,000 700,824
Volkswagen Group of America
Finance LLC ,
5.25%, 3/22/2029(a)(d) 1,100,000 1,125,599
5,648,814
Banks 7 .4%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(d)(e) 500,000 506,930
ANZ New Zealand
International Ltd. ,
5.36%, 8/14/2028(a) 700,000 724,157
Bank of America Corp. ,
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(e) 990,000 985,283
(SOFR + 1.84%), 5.87%,
9/15/2034(e) 400,000 424,866
Bank of America NA ,
5.53%, 8/18/2026(d) 1,010,000 1,017,898
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(e) 575,000 585,733
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 1,250,000 1,128,835
Bank of Nova Scotia (The) ,
(SOFR + 1.09%), 4.34%,
9/15/2031(d)(e) 1,892,000 1,885,360
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a)(d) 540,000 552,628
BNP Paribas SA ,
(SOFR + 1.28%), 5.28%,
11/19/2030(a)(e) 200,000 205,982
(SOFR + 1.29%), 4.92%,
1/15/2034(a)(e) 1,635,000 1,626,743
CaixaBank SA ,
(SOFR + 1.36%), 4.89%,
7/3/2031(a)(d)(e) 1,225,000 1,242,714
Canadian Imperial Bank of
Commerce ,
(SOFR + 1.03%), 4.86%,
3/30/2029(e) 2,100,000 2,134,966

34 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citibank NA ,
(SOFR + 0.71%), 4.88%,
11/19/2027(e) 1,450,000 1,460,230
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(e) 2,925,000 2,947,436
Commonwealth Bank of
Australia ,
4.42%, 3/14/2028(d) 835,000 846,616
Credit Agricole SA ,
(SOFR + 1.17%), 4.66%,
1/12/2032(a)(e) 2,830,000 2,831,426
DNB Bank ASA ,
(SOFR + 1.05%), 4.85%,
11/5/2030(a)(e) 445,000 454,985
Federation des Caisses
Desjardins du Quebec ,
5.70%, 3/14/2028(a) 400,000 413,432
4.57%, 8/26/2030(a)(d) 1,165,000 1,171,794
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(d)(e) 430,000 433,716
HSBC Holdings plc ,
(SOFR + 1.04%), 5.13%,
11/19/2028(d)(e) 585,000 595,591
(SOFR + 1.57%), 5.24%,
5/13/2031(d)(e) 733,000 754,591
(SOFR + 1.43%), 5.13%,
11/6/2036(d)(e) 852,000 850,953
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(e) 475,000 497,862
(SOFR + 1.28%), 5.27%,
1/15/2031(e) 295,000 303,559
Huntington National Bank
(The) ,
5.65%, 1/10/2030 1,000,000 1,046,516
ING Groep NV ,
(SOFR + 1.01%), 4.86%,
3/25/2029(d)(e) 425,000 431,791
KBC Group NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
4.45%, 9/23/2031(a)(e) 2,585,000 2,576,957
M&T Bank Corp. ,
(SOFR + 1.40%), 5.18%,
7/8/2031(d)(e) 860,000 882,150
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
5.06%, 1/14/2037(e) 757,000 755,951
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.71%, 7/8/2031(e) 2,090,000 2,115,458
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Morgan Stanley Private Bank
NA ,
(SOFR + 1.08%), 4.73%,
7/18/2031(e) 1,805,000 1,828,726
(SOFR + 1.02%), 4.47%,
11/19/2031(e) 2,870,000 2,870,912
National Bank of Canada ,
4.50%, 10/10/2029(d) 990,000 1,001,077
NatWest Markets plc ,
4.79%, 3/21/2028(a) 1,495,000 1,519,454
Norinchukin Bank (The) ,
4.67%, 9/9/2030(a)(d) 915,000 920,766
Royal Bank of Canada ,
(SOFR + 0.89%), 4.50%,
8/6/2029(e) 3,445,000 3,481,443
(SOFR + 1.03%), 5.15%,
2/4/2031(e) 680,000 700,838
Santander UK Group Holdings
plc ,
(United States SOFR
Compounded Index
+ 1.58%), 5.14%,
9/22/2036(e) 875,000 867,857
Societe Generale SA ,
5.25%, 2/19/2027(a) 305,000 308,610
(SOFR + 1.65%), 5.51%,
5/22/2031(a)(e) 1,730,000 1,786,946
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.77%),
4.30%, 1/13/2030(a)(e) 2,010,000 2,008,814
Sumitomo Mitsui Financial
Group, Inc. ,
(SOFR + 1.22%), 5.05%,
1/15/2037(e) 985,000 982,321
Sumitomo Mitsui Trust Bank
Ltd. ,
5.20%, 3/7/2027(a) 675,000 684,579
Svenska Handelsbanken AB ,
4.38%, 5/23/2028(a)(d) 1,495,000 1,511,820
Swedbank AB ,
6.14%, 9/12/2026(a) 510,000 516,714
5.41%, 3/14/2029(a)(d) 725,000 751,031
Toronto-Dominion Bank (The) ,
4.41%, 1/13/2031 2,329,000 2,334,662
Truist Bank ,
(SOFR + 0.77%), 4.42%,
7/24/2028(e) 1,905,000 1,915,669
US Bancorp ,
(SOFR + 0.87%), 4.48%,
1/26/2032(e) 2,058,000 2,062,489
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(e) 1,470,000 1,476,138
Wells Fargo & Co. ,
3.00%, 4/22/2026 700,000 698,724
(SOFR + 0.74%), 4.18%,
1/23/2030(e) 1,899,000 1,900,596
(SOFR + 1.74%), 5.61%,
4/23/2036(e) 920,000 959,047

Nationwide Loomis Core Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(d)(e) 1,250,000 1,132,023
68,614,365
Beverages 0 .2%
Bacardi Ltd. ,
5.90%, 6/15/2043(a) 150,000 145,437
Bacardi-Martini BV ,
5.55%, 2/1/2030(a) 1,075,000 1,106,639
Suntory Holdings Ltd. ,
5.12%, 6/11/2029(a) 400,000 410,213
1,662,289
Biotechnology 0 .1%
Amgen, Inc. ,
4.05%, 8/18/2029(d) 325,000 324,898
CSL Finance plc ,
4.25%, 4/27/2032(a) 540,000 530,943
855,841
Broadline Retail 0 .4%
Amazon.com, Inc. ,
4.65%, 11/20/2035(d) 2,546,000 2,520,986
eBay, Inc. ,
4.25%, 3/6/2029 1,095,000 1,099,472
3,620,458
Capital Markets 5 .4%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 655,000 641,532
6.35%, 10/23/2029(a)(d) 440,000 450,230
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030 710,000 715,449
5.70%, 1/23/2031(a) 413,000 410,779
Ares Capital Corp. ,
5.25%, 4/12/2031 580,000 571,154
5.80%, 3/8/2032(d) 341,000 342,884
Ares Strategic Income Fund ,
5.70%, 3/15/2028 580,000 587,793
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 615,000 607,072
5.95%, 3/15/2030 205,000 204,672
5.95%, 3/1/2031(d) 670,000 658,680
Bank of New York Mellon
(The) ,
(SOFR + 1.14%), 4.73%,
4/20/2029(e) 805,000 818,657
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.03%), 4.95%,
4/26/2027(d)(e) 640,000 641,501
(SOFR + 0.89%), 4.94%,
2/11/2031(d)(e) 945,000 971,115
Barings BDC, Inc. ,
5.20%, 9/15/2028 1,265,000 1,260,261
Barings Private Credit Corp. ,
5.75%, 2/6/2029(a) 395,000 392,510
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
BGC Group, Inc. ,
6.15%, 4/2/2030 430,000 443,892
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026 305,000 312,329
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028 560,000 591,821
Blue Owl Technology Finance
Corp. ,
6.75%, 4/4/2029(d) 645,000 661,922
Brookfield Asset Management
Ltd. ,
4.65%, 11/15/2030 1,792,000 1,807,910
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 445,000 473,733
Carlyle Secured Lending, Inc. ,
5.75%, 2/15/2031 785,000 771,713
Deutsche Bank AG ,
(SOFR + 1.72%), 5.30%,
5/9/2031(e) 1,775,000 1,818,833
(SOFR + 1.30%), 4.95%,
8/4/2031(d)(e) 1,010,000 1,021,805
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 929,729
FS KKR Capital Corp. ,
7.88%, 1/15/2029 345,000 356,872
6.13%, 1/15/2030(d) 565,000 551,768
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(e) 1,055,000 1,059,567
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.71%), 4.15%,
1/21/2029(e) 3,244,000 3,246,252
(SOFR + 1.21%), 5.05%,
7/23/2030(e) 880,000 901,261
(SOFR + 1.33%), 4.94%,
10/21/2036(e) 2,490,000 2,455,279
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 9,000 8,897
7.05%, 12/5/2028(d) 1,113,000 1,171,473
6.00%, 7/15/2029(d) 210,000 214,897
Golub Capital Private Credit
Fund ,
5.45%, 8/15/2028(a)(d) 300,000 301,930
Hercules Capital, Inc. ,
3.38%, 1/20/2027 820,000 809,846
6.00%, 6/16/2030 134,000 135,534
HPS Corporate Lending Fund ,
5.45%, 1/14/2028 294,000 296,719
5.45%, 11/15/2030(a) 1,110,000 1,096,875
5.65%, 4/2/2031(a) 690,000 685,361
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028(d) 670,000 696,097
5.50%, 2/15/2036 670,000 661,369
KKR & Co., Inc. ,
5.10%, 8/7/2035(d) 932,000 922,831
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(f) 4,000,000 400
LPL Holdings, Inc. ,
5.15%, 6/15/2030 900,000 917,931

36 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Main Street Capital Corp. ,
3.00%, 7/14/2026 20,000 19,855
6.50%, 6/4/2027 540,000 551,110
5.40%, 8/15/2028 830,000 835,071
Marex Group plc ,
5.83%, 5/8/2028 1,105,000 1,125,182
6.40%, 11/4/2029(d) 650,000 677,233
Morgan Stanley ,
(SOFR + 1.10%), 4.65%,
10/18/2030(d)(e) 1,445,000 1,462,715
(SOFR + 1.11%), 5.23%,
1/15/2031(e) 850,000 875,088
(SOFR + 0.95%), 4.49%,
1/16/2032(d)(e) 1,391,000 1,390,082
MSD Investment Corp. ,
6.25%, 5/31/2030(a) 380,000 380,524
6.13%, 2/5/2031(a) 287,000 285,612
New Mountain Finance Corp. ,
6.88%, 2/1/2029 245,000 249,734
North Haven Private Income
Fund LLC ,
5.13%, 9/25/2028(a) 515,000 513,425
S&P Global, Inc. ,
2.90%, 3/1/2032(d) 400,000 368,102
Sixth Street Lending Partners ,
6.50%, 3/11/2029 575,000 597,023
TPG Operating Group II LP ,
5.38%, 1/15/2036 1,630,000 1,618,384
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(e) 2,000,000 2,016,127
(SOFR + 1.29%), 4.84%,
11/6/2033(a)(e) 2,870,000 2,871,287
50,435,689
Chemicals 0 .8%
Cabot Corp. ,
4.00%, 7/1/2029 415,000 411,418
Dow Chemical Co. (The) ,
4.80%, 1/15/2031 1,385,000 1,380,356
Eastman Chemical Co. ,
5.00%, 8/1/2029(d) 470,000 480,206
LYB International Finance III
LLC ,
5.13%, 1/15/2031 482,000 484,511
5.50%, 3/1/2034(d) 865,000 853,647
Mosaic Co. (The) ,
4.35%, 1/15/2029(d) 573,000 574,773
PPG Industries, Inc. ,
4.38%, 3/15/2031(d) 918,000 915,241
Syensqo Finance America
LLC ,
5.85%, 6/4/2034(a) 600,000 627,831
Westlake Corp. ,
6.38%, 11/15/2055 1,285,000 1,270,988
6,998,971
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0 .2%
Element Fleet Management
Corp. ,
5.04%, 3/25/2030(a) 255,000 260,535
4.64%, 11/24/2030(a) 1,711,000 1,714,723
1,975,258
Consumer Finance 2 .1%
AerCap Ireland Capital DAC ,
4.13%, 2/28/2029 1,805,000 1,798,771
Ally Financial, Inc. ,
(SOFR + 1.78%), 5.55%,
7/31/2033(e) 2,840,000 2,858,224
American Express Co. ,
(SOFR + 1.24%), 4.80%,
10/24/2036(e) 1,048,000 1,027,338
American Honda Finance
Corp. ,
4.45%, 1/8/2031(d) 1,020,000 1,020,010
Avolon Holdings Funding Ltd. ,
4.95%, 1/15/2028(a) 532,000 538,536
4.95%, 10/15/2032(a) 1,713,000 1,699,592
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(e) 685,000 699,747
(SOFR + 1.15%), 4.72%,
1/30/2032(e) 1,340,000 1,340,400
Caterpillar Financial Services
Corp. ,
3.95%, 11/14/2028(d) 2,350,000 2,357,828
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 855,000 868,417
Mitsubishi HC Finance
America LLC ,
5.15%, 10/24/2029(a) 1,125,000 1,153,984
Stellantis Financial Services
US Corp. ,
4.95%, 9/15/2028(a) 1,940,000 1,967,110
Synchrony Financial ,
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(d)
(e) 545,000 564,475
(SOFR + 1.68%), 5.45%,
3/6/2031(d)(e) 520,000 530,066
Toyota Motor Credit Corp. ,
4.65%, 9/3/2032 1,397,000 1,407,685
19,832,183
Consumer Staples Distribution & Retail 0 .3%
Alimentation Couche-Tard,
Inc. ,
4.15%, 9/29/2028(a) 2,110,000 2,112,461
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 430,455 457,575
2,570,036
Containers & Packaging 0 .4%
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028 205,000 207,963

Nationwide Loomis Core Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
Amcor Group Finance plc ,
5.45%, 5/23/2029(d) 2,115,000 2,195,476
Sonoco Products Co. ,
4.60%, 9/1/2029(d) 1,150,000 1,159,775
3,563,214
Distributors 0 .1%
Genuine Parts Co. ,
4.95%, 8/15/2029(d) 840,000 853,624
LKQ Corp. ,
5.75%, 6/15/2028(d) 510,000 523,882
1,377,506
Diversified REITs 0 .6%
Equinix Europe 2 Financing
Corp. LLC ,
4.60%, 11/15/2030 1,610,000 1,616,494
Simon Property Group LP ,
4.30%, 1/15/2031(d) 3,395,000 3,386,147
VICI Properties LP ,
4.75%, 4/1/2028 630,000 636,468
5,639,109
Diversified Telecommunication Services 0 .1%
AT&T, Inc. ,
2.55%, 12/1/2033 174,000 148,018
Comcast Corp. ,
2.94%, 11/1/2056 208,000 117,236
Sitios Latinoamerica SAB de
CV ,
6.00%, 11/25/2029(a) 675,000 696,667
961,921
Electric Utilities 1 .9%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a) 525,000 532,209
4.25%, 6/15/2028(a)(d) 2,000,000 1,993,429
Capital Power US Holdings,
Inc. ,
5.26%, 6/1/2028(a) 550,000 560,979
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033(d) 865,000 893,997
Enel Finance International NV ,
4.38%, 9/30/2030(a)(d) 1,805,000 1,800,654
Entergy Arkansas LLC ,
5.75%, 1/15/2056 710,000 710,827
Evergy, Inc. ,
2.90%, 9/15/2029(d) 1,020,000 972,412
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 2,625,000 2,601,784
Florida Power & Light Co. ,
5.60%, 2/15/2066 602,000 591,531
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 250,000 249,625
Jersey Central Power & Light
Co. ,
2.75%, 3/1/2032(a)(d) 170,000 153,398
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 325,000 339,789
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NextEra Energy Capital
Holdings, Inc. ,
4.69%, 9/1/2027 1,090,000 1,102,472
NSTAR Electric Co. ,
4.85%, 3/1/2030(d) 535,000 547,589
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028(d) 440,000 447,895
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030(d) 15,000 14,888
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028 845,000 855,051
Southern California Edison
Co. ,
5.85%, 11/1/2027 400,000 411,129
Virginia Electric and Power
Co. ,
Series D, 5.60%,
9/15/2055(d) 1,685,000 1,639,356
Vistra Operations Co. LLC ,
5.00%, 7/31/2027(a) 85,000 85,071
4.30%, 7/15/2029(a) 1,000,000 994,969
Xcel Energy, Inc. ,
4.75%, 3/21/2028(d) 355,000 359,981
17,859,035
Electronic Equipment, Instruments & Components 0 .5%
Arrow Electronics, Inc. ,
5.15%, 8/21/2029(d) 840,000 859,342
CDW LLC ,
3.28%, 12/1/2028 665,000 647,794
Flex Ltd. ,
6.00%, 1/15/2028 570,000 588,785
Jabil, Inc. ,
4.20%, 2/1/2029 732,000 731,729
TD SYNNEX Corp. ,
4.30%, 1/17/2029 965,000 965,307
Tyco Electronics Group SA ,
4.63%, 2/1/2030(d) 1,040,000 1,059,481
4,852,438
Energy Equipment & Services 0 .1%
Helmerich & Payne, Inc. ,
5.50%, 12/1/2034 890,000 882,838
Entertainment 0 .1%
Take-Two Interactive
Software, Inc. ,
4.95%, 3/28/2028 685,000 697,926
Financial Services 0 .8%
Apollo Global Management,
Inc. ,
5.15%, 8/12/2035 620,000 617,444
Atlas Warehouse Lending Co.
LP ,
6.25%, 1/15/2030(a)(d) 465,000 490,867
4.95%, 11/15/2030(a) 945,000 949,000
Block Financial LLC ,
5.38%, 9/15/2032 1,255,000 1,257,227
Enact Holdings, Inc. ,
6.25%, 5/28/2029 1,050,000 1,100,398

38 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Global Payments, Inc. ,
4.88%, 11/15/2030(d) 2,278,000 2,277,474
Nationwide Building Society ,
5.13%, 7/29/2029(a) 723,000 743,904
Western Union Co. (The) ,
1.35%, 3/15/2026(d) 235,000 234,212
7,670,526
Food Products 0 .7%
Campbell's Co. (The) ,
4.55%, 3/21/2031 2,030,000 2,015,628
Cargill, Inc. ,
5.38%, 10/23/2055(a) 1,125,000 1,080,174
JBS NV ,
3.63%, 1/15/2032 111,000 104,226
5.75%, 4/1/2033 610,000 636,572
6.25%, 3/1/2056 2,271,000 2,292,779
6,129,379
Ground Transportation 0 .4%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 1,600,000 1,587,115
Burlington Northern Santa Fe
LLC ,
5.55%, 3/15/2056 715,000 707,307
Fedex Freight Holding Co.,
Inc. ,
4.65%, 3/15/2031(a) 1,373,000 1,372,252
3,666,674
Health Care Equipment & Supplies 0 .1%
GE HealthCare Technologies,
Inc. ,
4.15%, 12/15/2028 466,000 467,466
Health Care Providers & Services 0 .6%
Cardinal Health, Inc. ,
5.00%, 11/15/2029(d) 1,595,000 1,638,910
CVS Health Corp. ,
5.00%, 2/20/2026 1,000,000 1,000,223
Elevance Health, Inc. ,
4.00%, 9/15/2028(d) 2,115,000 2,113,869
Universal Health Services,
Inc. ,
4.63%, 10/15/2029 445,000 447,680
5,200,682
Health Care REITs 0 .2%
Healthpeak OP LLC ,
3.25%, 7/15/2026 175,000 174,407
Omega Healthcare Investors,
Inc. ,
5.20%, 7/1/2030 1,380,000 1,403,185
1,577,592
Health Care Technology 0 .0%
†
IQVIA, Inc. ,
5.70%, 5/15/2028 430,000 443,029
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
4.25%, 12/15/2028 385,000 385,848
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 0 .2%
Hyatt Hotels Corp. ,
5.25%, 6/30/2029(d) 670,000 690,787
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 1,515,000 1,551,077
2,241,864
Household Durables 0 .0%
†
Sekisui House US, Inc. ,
3.97%, 8/6/2061 600,000 398,775
Independent Power and Renewable Electricity Producers
0 .2%
Alexander Funding Trust II ,
7.47%, 7/31/2028(a) 280,000 298,114
Calpine Corp. ,
4.50%, 2/15/2028(a) 85,000 84,925
Constellation Energy
Generation LLC ,
5.88%, 1/15/2066 1,430,000 1,395,055
1,778,094
Industrial REITs 0 .1%
LXP Industrial Trust ,
6.75%, 11/15/2028 224,000 236,894
Prologis Targeted US Logistics
Fund LP ,
4.25%, 1/15/2031(a)(d) 565,000 560,651
797,545
Insurance 4 .4%
American National Global
Funding ,
4.63%, 12/15/2028(a)(d) 841,000 844,344
5.25%, 6/3/2030(a) 1,180,000 1,198,071
American National Group,
Inc. ,
6.00%, 7/15/2035(d) 906,000 913,310
Athene Global Funding ,
4.83%, 5/9/2028(a) 1,047,000 1,058,597
5.38%, 1/7/2030(a) 617,000 630,951
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a)(d) 1,005,000 1,017,640
5.65%, 6/10/2029(a)(d) 700,000 715,539
CNO Global Funding ,
4.38%, 9/8/2028(a) 1,470,000 1,474,210
4.70%, 12/11/2030(a) 778,000 777,423
Corebridge Global Funding ,
5.20%, 6/24/2029(a)(d) 800,000 822,263
F&G Global Funding ,
4.65%, 9/8/2028(a) 650,000 654,438
4.50%, 1/9/2029(a) 1,995,000 1,995,552
Fortitude Global Funding ,
4.63%, 10/6/2028(a) 975,000 976,692
GA Global Funding Trust ,
5.50%, 4/1/2032(a) 860,000 878,682
Jackson National Life Global
Funding ,
4.70%, 6/5/2028(a) 1,135,000 1,148,940
4.55%, 9/9/2030(a) 1,595,000 1,591,279

Nationwide Loomis Core Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Lincoln Financial Global
Funding ,
4.63%, 5/28/2028(a) 1,145,000 1,156,507
4.20%, 1/12/2029(a) 820,000 819,380
MassMutual Global Funding II ,
5.15%, 5/30/2029(a) 750,000 773,378
4.95%, 1/10/2030(a) 1,040,000 1,062,753
Mutual of Omaha Cos. Global
Funding ,
5.00%, 4/1/2030(a)(d) 365,000 372,359
New York Life Global Funding ,
4.15%, 7/25/2028(a)(d) 560,000 562,985
5.00%, 6/6/2029(a) 955,000 983,323
NLG Global Funding ,
5.40%, 1/23/2030(a) 450,000 463,396
4.35%, 9/15/2030(a) 1,915,000 1,899,341
Northwestern Mutual Global
Funding ,
4.90%, 6/12/2028(a) 1,095,000 1,118,118
Pacific Life Global Funding II ,
4.85%, 2/10/2030(a) 1,425,000 1,451,393
Pine Street Trust III ,
6.22%, 5/15/2054(a)(d) 405,000 413,913
Pricoa Global Funding I ,
4.75%, 8/26/2032(a) 1,510,000 1,518,047
Principal Life Global Funding
II ,
4.60%, 8/19/2027(a) 520,000 525,050
Protective Life Corp. ,
4.70%, 1/15/2031(a) 932,000 935,101
RGA Global Funding ,
4.60%, 11/25/2030(a)(d) 1,490,000 1,493,183
5.00%, 8/25/2032(a) 783,000 790,176
Sammons Financial Group
Global Funding ,
4.95%, 6/12/2030(a) 1,990,000 2,015,643
SBL Holdings, Inc. ,
5.90%, 9/26/2028(a) 1,458,000 1,456,147
7.20%, 10/30/2034(a)(d) 875,000 842,880
SiriusPoint Ltd. ,
7.00%, 4/5/2029 690,000 730,969
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a)(d) 560,000 545,313
Western-Southern Global
Funding ,
4.50%, 7/16/2028(a) 1,340,000 1,350,257
4.70%, 12/10/2032(a) 897,000 888,107
40,865,650
Interactive Media & Services 0 .1%
Meta Platforms, Inc. ,
5.63%, 11/15/2055 1,130,000 1,075,175
IT Services 0 .6%
CGI, Inc. ,
4.95%, 3/14/2030 1,835,000 1,860,205
DXC Technology Co. ,
2.38%, 9/15/2028(d) 1,160,000 1,107,007
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
Gartner, Inc. ,
5.60%, 11/20/2035(d) 2,273,000 2,265,198
5,232,410
Leisure Products 0 .1%
Polaris, Inc. ,
5.60%, 3/1/2031 635,000 644,815
Life Sciences Tools & Services 0 .2%
Illumina, Inc. ,
4.65%, 9/9/2026 620,000 621,526
4.75%, 12/12/2030(d) 979,000 989,297
1,610,823
Machinery 0 .5%
CNH Industrial Capital LLC ,
4.75%, 3/21/2028 720,000 728,433
4.50%, 10/16/2030 1,538,000 1,539,738
Daimler Truck Finance North
America LLC ,
4.65%, 10/12/2030(a) 1,395,000 1,405,317
5.63%, 1/13/2035(a) 765,000 792,170
4,465,658
Media 0 .2%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029(d) 655,000 684,330
Cox Communications, Inc. ,
5.95%, 9/1/2054(a) 1,490,000 1,308,333
1,992,663
Metals & Mining 0 .1%
Glencore Funding LLC ,
5.19%, 4/1/2030(a) 720,000 741,197
Multi-Utilities 0 .4%
Ameren Corp. ,
5.00%, 1/15/2029(d) 310,000 317,595
Black Hills Corp. ,
3.05%, 10/15/2029 675,000 645,860
CenterPoint Energy, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.59%),
6.70%, 5/15/2055(d)(e) 840,000 862,471
Dominion Energy, Inc. ,
4.60%, 5/15/2028(d) 1,215,000 1,230,142
DTE Energy Co. ,
4.95%, 7/1/2027 595,000 602,460
3,658,528
Oil, Gas & Consumable Fuels 1 .7%
APA Corp. ,
6.75%, 2/15/2055 855,000 861,672
Boardwalk Pipelines LP ,
5.95%, 6/1/2026(d) 263,000 263,473
5.38%, 2/15/2036 1,155,000 1,158,355
Chevron USA, Inc. ,
4.69%, 4/15/2030(d) 1,330,000 1,359,730
Energy Transfer LP ,
5.50%, 6/1/2027 1,000,000 1,015,183
6.30%, 1/15/2056(d) 1,165,000 1,164,648

40 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
MPLX LP ,
1.75%, 3/1/2026(d) 696,000 694,722
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 650,000 598,986
ONEOK, Inc. ,
6.25%, 10/15/2055 1,387,000 1,394,472
Plains All American Pipeline
LP ,
5.60%, 1/15/2036 810,000 821,802
Raizen Fuels Finance SA ,
6.25%, 7/8/2032(a) 1,300,000 1,088,750
Santos Finance Ltd. ,
5.75%, 11/13/2035(a)(d) 663,000 664,871
Targa Resources Corp. ,
6.13%, 5/15/2055(d) 1,670,000 1,669,844
Var Energi ASA ,
5.00%, 5/18/2027(a) 1,092,245 1,102,022
Williams Cos., Inc. (The) ,
5.95%, 3/15/2056 1,590,000 1,590,438
15,448,968
Passenger Airlines 0 .2%
Air Canada ,
3.88%, 8/15/2026(a) 420,000 418,407
Southwest Airlines Co. ,
4.38%, 11/15/2028 1,100,000 1,105,897
1,524,304
Pharmaceuticals 0 .3%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a) 350,000 367,983
Merck & Co., Inc. ,
4.95%, 9/15/2035(d) 873,000 882,291
5.55%, 12/4/2055(d) 1,360,000 1,336,221
2,586,495
Professional Services 0 .1%
Equifax, Inc. ,
5.10%, 6/1/2028 580,000 592,511
Residential REITs 0 .2%
Essential Properties LP ,
5.40%, 12/1/2035(d) 765,000 767,606
Mid-America Apartments LP ,
4.65%, 1/15/2033(d) 1,373,000 1,368,400
2,136,006
Retail REITs 0 .1%
Kite Realty Group Trust ,
4.75%, 9/15/2030(d) 549,000 555,136
Semiconductors & Semiconductor Equipment 0 .4%
Analog Devices, Inc. ,
4.25%, 6/15/2028 1,675,000 1,687,672
Microchip Technology, Inc. ,
5.05%, 2/15/2030(d) 630,000 644,676
NXP BV ,
4.30%, 8/19/2028 960,000 964,293
3,296,641
Software 0 .3%
Microsoft Corp. ,
2.92%, 3/17/2052 200,000 130,275
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp. ,
5.95%, 9/26/2055(d) 2,207,000 1,946,074
Roper Technologies, Inc. ,
4.25%, 9/15/2028 500,000 502,826
2,579,175
Specialized REITs 0 .4%
Crown Castle, Inc. ,
4.45%, 2/15/2026 70,000 69,997
3.70%, 6/15/2026 630,000 628,956
CubeSmart LP ,
3.13%, 9/1/2026 450,000 447,399
EPR Properties ,
4.75%, 11/15/2030 1,855,000 1,839,670
Extra Space Storage LP ,
5.70%, 4/1/2028 260,000 268,224
2.20%, 10/15/2030(d) 850,000 770,254
4,024,500
Specialty Retail 0 .2%
AutoNation, Inc. ,
4.45%, 1/15/2029(d) 2,115,000 2,119,674
Technology Hardware, Storage & Peripherals 0 .2%
Dell International LLC ,
4.75%, 10/6/2032(d) 825,000 822,955
Hewlett Packard Enterprise
Co. ,
4.40%, 10/15/2030(d) 1,357,000 1,350,350
2,173,305
Textiles, Apparel & Luxury Goods 0 .1%
PVH Corp. ,
5.50%, 6/13/2030 1,351,000 1,373,124
Tobacco 0 .3%
BAT Capital Corp. ,
3.46%, 9/6/2029(d) 1,010,000 984,959
Imperial Brands Finance plc ,
4.50%, 6/30/2028(a)(d) 1,460,000 1,473,090
2,458,049
Trading Companies & Distributors 0 .3%
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 885,000 861,269
6.50%, 7/18/2028(a) 155,000 162,897
Aviation Capital Group LLC ,
4.25%, 4/30/2029(a)(d) 385,000 383,645
5.13%, 4/10/2030(a) 885,000 899,319
GATX Corp. ,
5.40%, 3/15/2027 325,000 329,533
Mitsubishi Corp. ,
5.00%, 7/2/2029(a) 575,000 589,212
3,225,875
Water Utilities 0 .1%
Essential Utilities, Inc. ,
4.80%, 8/15/2027 580,000 587,266
Wireless Telecommunication Services 0 .1%
SoftBank Corp. ,
4.70%, 7/9/2030(a) 922,000 925,724

Nationwide Loomis Core Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 500,000 333,024
1,258,748
Total Corporate Bonds
(cost $341,175,573)
338,567,947
Foreign Government Security 0 .1%
MEXICO 0 .1%
United Mexican States ,
5.38%, 3/22/2033 1,375,000 1,354,031
Total Foreign Government Security
(cost $1,370,168)
1,354,031
Mortgage-Backed Securities 20 .3%
FHLMC UMBS Pool
Pool# SD8199
2.00%, 3/1/2052 1,117,092 909,125
Pool# SD8200
2.50%, 3/1/2052 1,753,133 1,497,540
Pool# SD8205
2.50%, 4/1/2052 15,979,333 13,619,965
Pool# QE0012
2.50%, 4/1/2052 1,477,822 1,261,672
Pool# QE0764
3.00%, 4/1/2052 4,495,718 3,992,767
Pool# QE2352
2.50%, 5/1/2052 1,137,038 969,857
Pool# SD8219
2.50%, 6/1/2052 936,066 799,307
Pool# QE4044
2.50%, 6/1/2052 537,510 457,094
Pool# SD2088
3.50%, 6/1/2052 8,341,294 7,731,943
Pool# SD2254
3.50%, 7/1/2052 815,718 759,412
Pool# RA7672
4.50%, 7/1/2052 2,876,600 2,826,094
Pool# SD8234
2.50%, 8/1/2052 4,865,548 4,151,650
Pool# SD8237
4.00%, 8/1/2052 2,808,452 2,689,076
Pool# SD8271
2.50%, 10/1/2052 849,623 723,421
Pool# QF1212
4.00%, 10/1/2052 3,683,817 3,538,597
Pool# SD8288
5.00%, 1/1/2053 3,207,015 3,219,399
Pool# SD8302
6.50%, 2/1/2053 243,161 252,034
Pool# SD8309
6.00%, 3/1/2053 326,249 336,121
Pool# SD2921
4.50%, 5/1/2053 449,916 446,023
Pool# SD6706
4.50%, 1/1/2054 5,431,585 5,335,439
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8409
6.00%, 3/1/2054 5,056,218 5,186,357
Pool# SD8461
5.00%, 9/1/2054 1,827,129 1,827,634
Pool# SD8464
6.50%, 9/1/2054 4,200,951 4,346,381
Pool# SD8491
5.00%, 12/1/2054 3,782,885 3,783,932
Pool# SD8493
5.50%, 12/1/2054 2,131,899 2,162,476
Pool# QX2607
5.50%, 1/1/2055 2,768,674 2,834,757
Pool# QX9585
6.00%, 4/1/2055 1,298,707 1,329,386
Pool# SL1788
5.50%, 6/1/2055 4,844,604 4,983,371
Pool# SL1790
6.00%, 6/1/2055 2,724,878 2,847,443
Pool# TA0220
5.00%, 12/1/2055 997,935 999,048
FNMA Pool
Pool# BS6952
5.34%, 10/1/2032 1,135,807 1,200,240
Pool# AN8477
3.40%, 2/1/2033 1,912,339 1,809,160
Pool# AN9700
3.67%, 7/1/2033 5,000,000 4,785,096
Pool# 310240
3.50%, 11/1/2043 4,424,770 4,215,847
Pool# BF0673
2.50%, 6/1/2062 2,741,445 2,267,574
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 780,332 744,327
Pool# FM1776
3.00%, 10/1/2034 230,551 224,460
Pool# FS1360
3.00%, 4/1/2037 838,885 805,675
Pool# BC0180
4.00%, 1/1/2046 563,430 548,491
Pool# BC9003
3.00%, 11/1/2046 82,716 75,219
Pool# AS8483
3.00%, 12/1/2046 65,328 59,175
Pool# MA2863
3.00%, 1/1/2047 351,798 319,824
Pool# BM2003
4.00%, 10/1/2047 331,308 322,470
Pool# MA3209
3.00%, 12/1/2047 1,105,279 995,723
Pool# MA3275
3.00%, 2/1/2048 971,928 879,140
Pool# CA2208
4.50%, 8/1/2048 1,044,539 1,035,489
Pool# CA2469
4.00%, 10/1/2048 76,977 74,816
Pool# BN0906
4.00%, 11/1/2048 868,299 843,924
Pool# CA3866
3.50%, 7/1/2049 1,466,283 1,370,721
Pool# BP5783
3.00%, 5/1/2050 4,105,715 3,677,184

42 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4210
2.50%, 12/1/2050 783,948 672,435
Pool# MA4491
1.50%, 12/1/2051 1,216,592 942,765
Pool# CB2400
2.50%, 12/1/2051 5,561,844 4,746,765
Pool# CB2665
3.00%, 1/1/2052 3,058,734 2,714,796
Pool# MA4562
2.00%, 3/1/2052 1,843,029 1,499,629
Pool# FS2122
3.00%, 3/1/2052 1,132,547 1,007,636
Pool# BU8944
3.00%, 4/1/2052 4,009,869 3,561,788
Pool# CB3496
3.00%, 5/1/2052 4,748,794 4,218,779
Pool# MA4623
2.50%, 6/1/2052 527,886 450,930
Pool# BU8730
2.50%, 6/1/2052 305,332 260,821
Pool# MA4624
3.00%, 6/1/2052 972,939 865,326
Pool# FS5493
2.50%, 7/1/2052 3,567,743 3,048,818
Pool# MA4652
2.50%, 7/1/2052 343,548 293,144
Pool# MA4653
3.00%, 7/1/2052 4,546,091 4,037,523
Pool# MA4743
2.50%, 8/1/2052 337,121 287,667
Pool# FS3497
3.50%, 8/1/2052 4,379,761 4,055,605
Pool# MA4732
4.00%, 9/1/2052 6,002,331 5,741,616
Pool# MA4733
4.50%, 9/1/2052 1,543,904 1,518,723
Pool# MA4782
3.50%, 10/1/2052 4,133,713 3,827,574
Pool# MA4805
4.50%, 11/1/2052 1,274,870 1,253,683
Pool# MA4980
6.00%, 4/1/2053 480,100 495,218
Pool# DA1019
6.50%, 9/1/2053 94,963 98,573
Pool# FA2840
3.00%, 11/1/2053 7,242,282 6,431,153
Pool# MA5248
6.50%, 1/1/2054 1,363,984 1,411,200
Pool# CB8422
6.00%, 2/1/2054 1,514,549 1,553,969
Pool# MA5273
6.50%, 2/1/2054 566,397 586,294
Pool# MA5389
6.00%, 6/1/2054 1,034,029 1,059,504
Pool# MA5552
5.00%, 12/1/2054 1,918,167 1,918,835
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.50%, 2/25/2056 390,000 360,685
4.50%, 2/25/2056 1,435,000 1,405,750
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.50%, 3/25/2056 441,000 407,386
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
4.50%, 3/25/2056 1,565,000
1,531,327
GNMA I Pool
Pool# 442138
8.00%, 11/15/2026 1,033 1,037
Pool# 399109
7.50%, 2/15/2027 663 667
Pool# 445661
7.50%, 7/15/2027 711 722
Pool# 443887
7.50%, 8/15/2027 1,259 1,279
Pool# 455381
7.50%, 8/15/2027 252 255
Pool# 446699
6.00%, 8/15/2028 2,007 2,071
Pool# 482748
6.00%, 9/15/2028 11,841 12,288
Pool# 781029
6.50%, 5/15/2029 12,192 12,532
GNMA II Pool
Pool# MA8043
3.00%, 5/20/2052 4,341,545 3,922,793
Pool# MA8098
3.00%, 6/20/2052 4,096,885 3,701,731
Pool# MA8099
3.50%, 6/20/2052 1,372,658 1,275,227
Pool# MA8429
5.50%, 11/20/2052 529,909 540,489
Pool# MA8647
5.00%, 2/20/2053 373,285 375,298
Pool# MA8726
5.50%, 3/20/2053 1,627,972 1,660,951
Pool# MA8727
6.00%, 3/20/2053 344,919 355,057
Pool# MA8801
5.50%, 4/20/2053 2,195,567 2,239,405
Total Mortgage-Backed Securities
(cost $190,064,376)
188,439,595
Municipal Bonds 0 .1%
District of Columbia 0 .1%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 600,000 706,661
Massachusetts 0 .0%
†
Massachusetts Educational
Financing Authority, RB,
Series A, 3.85%, 5/25/2033 120,576 119,664
Total Municipal Bonds
(cost $812,923)
826,325

Nationwide Loomis Core Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 43
U.S. Government Agency Security 0 .5%
Principal
Amount ($) Value ($)
FHLB, 4.75%, 3/10/2034 4,400,000 4,553,728
Total U.S. Government Agency Security
(cost $4,422,164)
4,553,728
U.S. Treasury Obligations 24 .2%
U.S. Treasury Bonds
2.00%, 11/15/2041 13,365,000 9,297,028
2.38%, 2/15/2042 6,000,000 4,400,859
3.25%, 5/15/2042 3,500,000 2,907,598
3.38%, 8/15/2042 1,495,000 1,259,421
3.88%, 2/15/2043 3,670,000 3,290,241
3.88%, 5/15/2043 5,420,000 4,845,607
4.38%, 8/15/2043 10,030,000 9,547,306
4.75%, 11/15/2043 9,430,000 9,391,691
4.13%, 8/15/2044 3,895,000 3,561,795
4.63%, 11/15/2044 5,125,000 5,000,479
4.75%, 2/15/2045 5,085,000 5,037,725
5.00%, 5/15/2045 14,000,000 14,306,250
2.25%, 8/15/2046 2,100,000 1,378,617
2.25%, 8/15/2049 9,000,000 5,623,945
2.25%, 2/15/2052 9,500,000 5,740,449
2.88%, 5/15/2052 1,750,000 1,217,480
4.50%, 11/15/2054 2,699,000 2,532,105
4.63%, 2/15/2055 8,270,000 7,922,402
4.75%, 5/15/2055 11,710,000 11,448,355
U.S. Treasury Notes
3.38%, 12/31/2027 2,789,000 2,780,938
4.88%, 10/31/2028 3,990,000 4,121,857
3.88%, 7/31/2030 6,793,000 6,824,311
3.63%, 8/31/2030 6,645,000 6,602,949
3.63%, 9/30/2030 6,656,000 6,611,280
3.50%, 11/30/2030 2,301,000 2,271,339
3.63%, 12/31/2030 13,949,000 13,838,934
4.38%, 1/31/2032 37,255,000 38,131,074
4.25%, 8/15/2035 2,669,500 2,672,003
4.00%, 11/15/2035 31,847,000 31,195,132
Total U.S. Treasury Obligations
(cost $234,055,267)
223,759,170
Repurchase Agreements 3 .7%
CF Secured, LLC
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $19,931,895,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050;
total market value
$20,330,537. (g) 19,925,818 19,925,818
Repurchase Agreements
Principal
Amount ($) Value ($)
Natixis Securities Americas
LLC
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $1,000,305,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
3/31/2026 - 11/15/2055;
total market value
$1,020,311. (g) 1,000,000 1,000,000
Santander US Capital
Markets
3.67%, dated 1/30/2026,
due 2/2/2026, repurchase
price $13,003,976,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.00%, maturing
8/25/2036 - 1/25/2056;
total market value
$13,264,055. (g) 13,000,000 13,000,000
Total Repurchase Agreements
(cost $33,925,818)
33,925,818
Total Investments
(cost $958,214,799) — 102.0%
943,789,108
Liabilities in excess of other
assets — (2.0)% (18,338,671)
NET ASSETS — 100.0%
$ 925,450,437

44 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2026
was $218,314,690 which represents 23.59% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2026.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2026.
(d) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $41,261,005, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $33,925,818 and by $8,756,325 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 2/15/2026 - 5/15/2055, a total value of
$42,682,143.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2026.
(f) Security in default.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $33,925,818.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of January 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 29 3/2026 USD 3,158,961 (24,045)
U.S. Treasury Long Bond 104 3/2026 USD 11,973,000 (227,703)
U.S. Treasury Ultra Bond 99 3/2026 USD 11,626,312 (337,420)
Total long contracts (589,168)
Short Contracts
U.S. Treasury 10 Year Ultra Note (57) 3/2026 USD (6,506,906) 106,497
Total short contracts 106,497
Net contracts (482,671)
Currency:
USD United States Dollar

Nationwide Loomis Core Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 45
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

46 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 114,610,129 $ – $ 114,610,129
Collateralized Mortgage Obligations – 3,693,697 – 3,693,697
Commercial Mortgage-Backed Securities – 34,058,668 – 34,058,668
Corporate Bonds – 338,567,947 – 338,567,947
Foreign Government Security – 1,354,031 – 1,354,031
Futures Contracts 106,497 – – 106,497
Mortgage-Backed Securities – 188,439,595 – 188,439,595
Municipal Bonds – 826,325 – 826,325
Repurchase Agreements – 33,925,818 – 33,925,818
U.S. Government Agency Security – 4,553,728 – 4,553,728
U.S. Treasury Obligations – 223,759,170 – 223,759,170
Total Assets $ 106,497 $ 943,789,108 $ – $ 943,895,605
Liabilities:
Futures Contracts $ (589,168) $ – $ – $ (589,168)
Total Liabilities $ (589,168) $ – $ – $ (589,168)
Total $ (482,671) $ 943,789,108 $ – $ 943,306,437

Nationwide Loomis Core Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 47
credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2026:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 106,497
Total $ 106,497
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (589,168)
Total $ (589,168)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

48 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities 15.8%
Principal
Amount ($) Value ($)
Automobiles 11.1%
Ally Auto Receivables Trust
Series 2022-3, Class A3,
5.07%, 4/15/2027 3,922 3,924
Series 2025-1, Class A3,
3.96%, 3/15/2030 120,000 120,362
American Credit Acceptance
Receivables Trust
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 111,388 111,843
Series 2025-2, Class C,
5.11%, 3/12/2031(a) 80,000 80,835
Series 2026-1, Class C,
4.55%, 1/12/2033(a) 165,000 165,260
AmeriCredit Automobile
Receivables Trust
Series 2021-3, Class C,
1.41%, 8/18/2027 110,922 110,286
Series 2024-1, Class A3,
5.43%, 1/18/2029 281,905 284,046
ARI Fleet Lease Trust, Series
2024-A, Class A2, 5.30%,
11/15/2032(a) 37,791 38,006
AutoNation Finance Trust
Series 2025-1A, Class A2,
4.72%, 4/10/2028(a) 74,216 74,371
Series 2026-1A, Class A3,
4.03%, 8/12/2030(a) 135,000 135,241
Avis Budget Rental Car
Funding AESOP LLC,
Series 2025-1A, Class A,
4.80%, 8/20/2029(a) 100,000 101,409
BMW Vehicle Lease Trust
Series 2025-1, Class A3,
4.43%, 6/26/2028 85,000 85,717
Series 2025-2, Class A3,
3.97%, 9/25/2028 350,000 350,631
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 54,234 54,567
BofA Auto Trust, Series
2025-1A, Class A3, 4.35%,
11/20/2029(a) 80,000 80,531
Bridgecrest Lending Auto
Securitization Trust
Series 2024-2, Class A3,
5.84%, 6/15/2028 76,630 76,783
Series 2024-3, Class B,
5.37%, 10/16/2028 45,000 45,226
Series 2025-2, Class A3,
4.78%, 12/15/2028 45,000 45,194
Series 2025-3, Class A3,
4.66%, 1/15/2029 35,000 35,163
Series 2026-1, Class A3,
4.04%, 12/17/2029 140,000 140,083
Carmax Auto Owner Trust,
Series 2025-4, Class A2A,
3.95%, 3/15/2029 100,000 100,117
CarMax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 220,829 221,801
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-2, Class A2A,
4.59%, 7/17/2028 106,295 106,621
CarMax Select Receivables
Trust, Series 2025-A, Class
A3, 4.77%, 9/17/2029 235,000 236,938
Carvana Auto Receivables
Trust
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 1,836 1,838
Series 2024-P2, Class A3,
5.33%, 7/10/2029 130,093 131,126
Series 2024-P4, Class A3,
4.64%, 1/10/2030 75,000 75,452
Series 2025-P2, Class A3,
4.55%, 8/12/2030 135,000 136,177
Series 2025-P3, Class A3,
4.04%, 11/11/2030 120,000 120,292
Chase Auto Owner Trust
Series 2024-3A, Class A3,
5.22%, 7/25/2029(a) 306,196 309,641
Series 2024-5A, Class A3,
4.18%, 8/27/2029(a) 145,000 145,580
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 102,150 102,622
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 75,898 76,819
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 80,416 80,829
Credit Acceptance Auto Loan
Trust
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 130,000 130,882
Series 2024-3A, Class A,
4.68%, 9/15/2034(a) 240,000 241,321
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 140,000 141,640
Series 2025-2A, Class B,
4.87%, 1/15/2036(a) 65,000 65,648
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 135,000 135,499
Enterprise Fleet Financing
LLC
Series 2025-1, Class A2,
4.65%, 10/20/2027(a) 49,787 49,978
Series 2025-3, Class A2,
4.50%, 4/20/2028(a) 115,000 115,615
Series 2024-2, Class A3,
5.61%, 4/20/2028(a) 165,000 167,675
Series 2025-4, Class A2,
4.05%, 8/20/2028(a) 75,000 75,144
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 3,068 3,069
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 102,364 103,094
Exeter Automobile
Receivables Trust
Series 2025-2A, Class A3,
4.74%, 1/16/2029 195,000 195,609

Nationwide Loomis Short Term Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 49
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-4A, Class A3,
4.39%, 9/17/2029 35,000 35,149
Series 2024-4A, Class C,
5.48%, 8/15/2030 65,000 66,008
Exeter Select Automobile
Receivables Trust, Series
2025-1, Class A2, 4.83%,
10/16/2028 27,117 27,192
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 237,832 239,865
First Investors Auto Owner
Trust
Series 2022-1A, Class C,
3.13%, 5/15/2028(a) 107,938 107,807
Series 2025-1A, Class C,
4.75%, 12/15/2031(a) 115,000 115,713
Ford Credit Auto Lease Trust
Series 2025-A, Class A3,
4.72%, 6/15/2028 145,000 146,321
Series 2026-A, Class A3,
4.00%, 7/15/2029 185,000 185,416
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 157,052 157,748
GLS Auto Receivables Issuer
Trust
Series 2025-3A, Class A2,
4.52%, 7/17/2028(a) 65,027 65,133
Series 2024-4A, Class A3,
4.75%, 7/17/2028(a) 45,000 45,095
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 135,000 135,827
Series 2025-2A, Class C,
5.11%, 1/15/2031(a) 50,000 50,839
GLS Auto Select Receivables
Issuer Trust, Series 2025-
4A, Class A2, 4.17%,
2/18/2031(a) 100,000 99,984
GLS Auto Select Receivables
Trust
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 135,052 136,459
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 59,128 59,360
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 108,488 109,267
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 39,957 40,365
Series 2025-3A, Class A2,
4.46%, 10/15/2030(a) 70,178 70,638
GM Financial Automobile
Leasing Trust
Series 2025-3, Class A2A,
4.19%, 10/20/2027 45,000 45,100
Series 2024-3, Class A3,
4.21%, 10/20/2027 125,000 125,210
Series 2025-1, Class A3,
4.66%, 2/21/2028 185,000 186,429
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GM Financial Consumer
Automobile Receivables
Trust, Series 2026-1, Class
A2A, 3.77%, 3/16/2029 95,000 95,025
Harley-Davidson Motorcycle
Trust
Series 2024-A, Class A3,
5.37%, 3/15/2029 268,792 271,740
Series 2023-B, Class A4,
5.78%, 4/15/2031 170,000 173,222
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 295,000 299,257
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 130,000 132,521
Honda Auto Receivables
Owner Trust, Series 2023-3,
Class A3, 5.41%, 2/18/2028 204,045 205,478
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 178,692 180,481
Hyundai Auto Lease
Securitization Trust, Series
2026-A, Class A2A, 3.85%,
5/15/2028(a) 145,000 145,068
Hyundai Auto Receivables
Trust, Series 2025-B, Class
A3, 4.36%, 12/17/2029 110,000 111,116
LAD Auto Receivables Trust
Series 2024-1A, Class A3,
5.23%, 1/18/2028(a) 28,789 28,825
Series 2025-2A, Class A2,
4.30%, 7/17/2028(a) 40,590 40,639
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 103,986 104,544
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 90,000 91,406
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 85,000 85,359
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 150,000 150,987
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 169,315 169,947
NextGear Floorplan Master
Owner Trust
Series 2024-1A, Class A2,
5.12%, 3/15/2029(a) 210,000 213,037
Series 2025-2A, Class A2,
4.23%, 10/15/2030(a) 165,000 165,545
Octane Receivables Trust
Series 2025-1A, Class A2,
4.25%, 2/20/2031(a) 155,000 155,176
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 150,244 151,613
PenFed Auto Receivables
Owner Trust, Series
2024-A, Class A3, 4.70%,
6/15/2029(a) 125,000 125,534

50 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Prestige Auto Receivables
Trust
Series 2025-1A, Class A2,
4.87%, 12/15/2027(a) 79,609 79,632
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 245,269 245,504
Santander Drive Auto
Receivables Trust
Series 2024-3, Class A3,
5.63%, 1/16/2029 134,202 134,722
Series 2023-5, Class B,
6.16%, 12/17/2029 460,000 465,783
Series 2025-4, Class A3,
4.17%, 4/15/2030 100,000 100,358
Series 2023-1, Class C,
5.09%, 5/15/2030 95,859 96,288
Series 2023-3, Class C,
5.77%, 11/15/2030 135,000 137,443
SBNA Auto Lease Trust
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 16,973 17,000
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 116,998 117,575
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 56,974 57,112
SBNA Auto Receivables Trust,
Series 2024-A, Class A3,
5.32%, 12/15/2028(a) 24,421 24,509
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 253,776 255,338
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 95,000 95,655
Series 2025-1A, Class A3,
4.75%, 7/22/2030(a) 95,000 95,997
Series 2025-2A, Class A3,
4.44%, 12/20/2030(a) 155,000 156,166
Stellantis Financial
Underwritten Enhanced
Lease Trust
Series 2025-BA, Class A3,
4.27%, 1/22/2029(a) 310,000 311,715
Series 2025-CA, Class A3,
4.11%, 4/20/2029(a) 270,000 271,144
Toyota Auto Receivables
Owner Trust
Series 2023-C, Class A3,
5.16%, 4/17/2028 86,034 86,580
Series 2024-D, Class A3,
4.40%, 6/15/2029 100,000 100,646
Toyota Lease Owner Trust
Series 2024-B, Class A3,
4.21%, 9/20/2027(a) 300,000 300,480
Series 2025-B, Class A3,
3.96%, 11/20/2028(a) 225,000 225,511
USB Auto Owner Trust, Series
2025-1A, Class A3, 4.49%,
6/17/2030(a) 45,000 45,337
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Veros Auto Receivables Trust,
Series 2026-1, Class A,
4.53%, 8/15/2028(a) 100,000 100,015
Volkswagen Auto Loan
Enhanced Trust, Series
2024-1, Class A2A, 4.65%,
11/22/2027 146,945 147,277
VStrong Auto Receivables
Trust, Series 2024-A, Class
B, 5.77%, 7/15/2030(a) 40,000 40,622
Westlake Automobile
Receivables Trust
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 165,000 165,604
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 170,000 170,471
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 560,000 565,420
Series 2025-2A, Class A3,
4.51%, 5/15/2029(a) 25,000 25,177
Series 2025-3A, Class A3,
4.22%, 6/15/2029(a) 140,000 140,451
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 188,607 189,695
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 131,410 132,944
World Omni Auto Receivables
Trust
Series 2025-C, Class A2A,
4.19%, 10/16/2028 240,000 240,347
Series 2024-C, Class A3,
4.43%, 12/17/2029 180,000 181,077
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 110,000 110,500
16,388,045
Credit Card 1.0%
Brex Commercial Charge
Card Master Trust, Series
2024-1, Class A1, 6.05%,
7/15/2027(a) 610,000 611,050
Citibank Credit Card Issuance
Trust, Series 2025-A1,
Class A, 4.30%, 6/21/2030 415,000 419,281
Mercury Financial Credit
Card Master Trust, Series
2024-2A, Class A, 6.56%,
7/20/2029(a) 145,000 145,495
Mission Lane Credit Card
Master Trust, Series
2024-B, Class A, 5.88%,
1/15/2030(a) 105,000 105,574
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 125,000 125,887

Nationwide Loomis Short Term Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 51
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card
World Financial Network
Credit Card Master Trust,
Series 2024-A, Class A,
5.47%, 2/15/2031 65,000 66,195
1,473,482
Equipment Loans & Leases 1.2%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 20,348 20,439
CCG Receivables Trust,
Series 2023-1, Class A2,
5.82%, 9/16/2030(a) 26,195 26,288
Crockett Partners Equipment
Co. IIA LLC, Series 2024-
1C, Class A, 6.05%,
1/20/2031(a) 167,273 170,487
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 276,489 277,570
GreatAmerica Leasing
Receivables Funding LLC,
Series 2023-1, Class A3,
5.15%, 7/15/2027(a) 479,684 482,279
HPEFS Equipment Trust,
Series 2025-2A, Class A2,
4.07%, 11/22/2032(a) 230,000 230,446
John Deere Owner Trust,
Series 2023-A, Class A3,
5.01%, 11/15/2027 49,510 49,719
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 121,884 122,544
OWN Equipment Fund I LLC,
Series 2024-2M, Class A,
5.70%, 12/20/2032(a) 88,420 89,610
SCF Equipment Leasing LLC
Series 2024-1A, Class A2,
5.88%, 11/20/2029(a) 29,851 29,976
Series 2025-2A, Class A2,
4.26%, 12/22/2031(a) 260,000 260,844
1,760,202
Other 2.4%
ACHV ABS TRUST
Series 2024-1PL, Class A,
5.90%, 4/25/2031(a) 12,060 12,115
Series 2024-2PL, Class A,
5.07%, 10/27/2031(a) 23,260 23,386
Affirm Asset Securitization
Trust
Series 2024-A, Class 1A,
5.61%, 2/15/2029(a) 545,000 545,857
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 57,429 52,984
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 38,909 39,747
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 90,380 94,642
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Bluepeak ABS Issuer LLC,
Series 2025-1A, Class A2,
5.86%, 12/20/2055(a) 240,000 244,172
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 105,000 106,896
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A2, 5.25%,
10/27/2059(a) 40,424 40,516
Hilton Grand Vacations Trust
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 69,498 71,015
Series 2024-1B, Class A,
5.75%, 9/15/2039(a) 71,071 72,652
Series 2025-3EXT, Class A,
4.56%, 10/25/2044(a) 118,747 118,879
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 67,307 68,496
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 240,000 201,568
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 157,218 157,196
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 23,916 24,003
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 120,000 122,333
Republic Finance Issuance
Trust, Series 2024-A, Class
A, 5.91%, 8/20/2032(a) 100,000 101,010
Shentel Issuer LLC, Series
2025-1A, Class A2, 5.64%,
12/20/2055(a) 190,000 193,028
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 137,289 139,196
SoFi Consumer Loan Program
Trust
Series 2025-1, Class A,
4.80%, 2/27/2034(a) 63,584 63,916
Series 2025-2, Class A,
4.82%, 6/25/2034(a) 63,342 63,691
Trafigura Securitisation
Finance plc, Series 2024-
1A, Class A2, 5.98%,
11/15/2027(a) 265,000 268,090
Verizon Master Trust
Series 2024-4, Class A1A,
5.21%, 6/20/2029 575,000 577,878
Series 2024-8, Class A1A,
4.62%, 11/20/2030 25,000 25,340

52 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2025-7, Class A1A,
3.96%, 8/20/2031 120,000 120,307
3,548,913
Student Loan 0.1%
Navient Private Education Refi
Loan Trust
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 53,673 49,547
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 17,732 16,734
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 183,002 168,493
234,774
Total Asset-Backed Securities
(cost $23,305,686)
23,405,416
Collateralized Mortgage Obligations 0.1%
FHLMC REMICS, Series
3721, Class PE, 3.50%,
9/15/2040 26,950 26,527
FNMA REMICS
Series 2012-100, Class WA,
1.50%, 9/25/2027 17,529 17,244
Series 2012-93, Class DP,
1.50%, 9/25/2027 12,364 12,170
GNMA REMICS
Series 2011-39, Class NE,
3.50%, 9/16/2039 24,155 23,731
Series 2010-H22, Class FE,
4.30%, 5/20/2059(b) 2,683 2,648
Series 2011-H11, Class FA,
4.45%, 3/20/2061(b) 24,012 24,016
Series 2012-H18, Class NA,
4.47%, 8/20/2062(b) 8,828 8,830
Series 2016-H13, Class FT,
4.53%, 5/20/2066(b) 624 625
Series 2017-H25, Class FD,
4.10%, 12/20/2067(b) 12,801 12,708
Series 2019-H01, Class FT,
4.35%, 10/20/2068(b) 14,234 14,236
Series 2019-H13, Class FT,
4.06%, 8/20/2069(b) 25,976 25,984
Total Collateralized Mortgage Obligations
(cost $171,935)
168,719
Commercial Mortgage-Backed Securities 3.6%
ALA Trust, Series 2025-
OANA, Class A, 5.42%,
6/15/2040(a)(b) 60,000 60,488
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 175,000 184,835
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 60,593 63,726
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 320,000 330,413
BFLD Commercial Mortgage
Trust, Series 2025-
660F, Class A, 5.18%,
11/15/2042(a)(b) 125,000 125,430
BPR Trust
Series 2021-NRD, Class A,
5.21%, 12/15/2038(a)(b) 350,000 347,949
Series 2022-SSP, Class A,
6.68%, 5/15/2039(a)(b) 300,000 299,812
BX Trust
Series 2024-VLT4, Class A,
5.17%, 6/15/2041(a)(b) 100,000 100,125
Series 2025-DELC, Class A,
5.23%, 12/15/2042(a)(b) 100,000 100,562
Series 2025-VLT7, Class A,
5.38%, 7/15/2044(a)(b) 200,000 200,625
CFCRE Commercial Mortgage
Trust REMICS, Series
2016-C7, Class A3, 3.84%,
12/10/2054 340,000 337,923
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 395,000 363,438
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 140,000 144,021
DROP Mortgage Trust, Series
2021-FILE, Class A, 4.94%,
10/15/2043(a)(b) 315,000 311,853
Extended Stay America Trust,
Series 2026-ESH2, Class A,
0.00%, 2/15/2043(a)(b) 135,000 135,295
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS, Series K531,
Class AS, 4.32%,
9/25/2029(b) 619,343 618,158
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 100,000 73,812
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 330,251 293,594
Series 2023-SHIP, Class A,
4.32%, 9/10/2038(a)(b) 215,000 214,755
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.28%,
1/15/2042(a)(b) 100,000 100,000
MSBAM Commercial
Mortgage Securities Trust,
Series 2012-CKSV, Class
A2, 3.28%, 10/15/2030(a) 374,685 359,772
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 230,000 235,718

Nationwide Loomis Short Term Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 53
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 6.75%,
11/15/2027(a)(b) 290,692 174,415
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 4.92%,
12/15/2039(a)(b) 100,000 100,250
Total Commercial Mortgage-Backed
Securities
(cost $5,472,378) 5,276,969
Corporate Bonds 49.7%
Aerospace & Defense 0.3%
Boeing Co. (The) ,
6.30%, 5/1/2029(c) 195,000 207,133
Lockheed Martin Corp. ,
4.15%, 8/15/2028 250,000 252,007
459,140
Automobile Components 0.2%
ZF North America Capital,
Inc. ,
7.50%, 3/24/2031(a) 315,000 322,872
Automobiles 0.9%
Honda Motor Co. Ltd. ,
4.44%, 7/8/2028 250,000 252,381
Hyundai Capital America ,
4.88%, 11/1/2027(a)(c) 70,000 70,952
4.25%, 9/18/2028(a) 35,000 35,041
5.15%, 3/27/2030(a) 263,000 269,818
Mercedes-Benz Finance North
America LLC ,
4.65%, 4/1/2027(a)(c) 215,000 216,862
Nissan Motor Acceptance Co.
LLC ,
5.30%, 9/13/2027(a)(c) 185,000 185,393
5.63%, 9/29/2028(a) 262,000 262,898
1,293,345
Banks 11.2%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(d) 200,000 202,772
ANZ New Zealand
International Ltd. ,
4.00%, 1/22/2029(a) 473,000 473,433
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(d) 95,000 96,773
Bank of Nova Scotia (The) ,
(SOFR + 1.09%), 4.34%,
9/15/2031(d) 356,000 354,751
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a) 580,000 593,563
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Barclays plc ,
(SOFR + 1.08%), 4.48%,
11/11/2029(d) 453,000 455,846
BNP Paribas SA ,
(SOFR + 1.45%), 4.79%,
5/9/2029(a)(d) 683,000 691,015
CaixaBank SA ,
(SOFR + 1.14%), 4.63%,
7/3/2029(a)(c)(d) 780,000 788,158
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027 285,000 290,294
(SOFR + 1.03%), 4.86%,
3/30/2029(d) 352,000 357,861
(United States SOFR
Compounded Index
+ 0.79%), 4.28%,
1/29/2030(d) 52,000 52,133
Citibank NA ,
(SOFR + 0.71%), 4.88%,
11/19/2027(d) 740,000 745,221
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(c)(d) 480,000 483,682
Credit Agricole SA ,
(SOFR + 1.17%), 4.66%,
1/12/2032(a)(d) 465,000 465,234
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(c)(d) 500,000 504,321
HSBC Holdings plc ,
(SOFR + 1.04%), 5.13%,
11/19/2028(d) 550,000 559,957
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(c)(d) 278,000 291,380
Huntington National Bank
(The) ,
(SOFR + 0.72%), 4.87%,
4/12/2028(d) 505,000 509,372
JPMorgan Chase & Co. ,
(SOFR + 0.86%), 4.51%,
10/22/2028(d) 235,000 237,172
(SOFR + 0.93%), 4.26%,
10/22/2031(d) 255,000 253,722
Morgan Stanley Bank NA ,
(SOFR + 0.87%), 5.50%,
5/26/2028(d) 650,000 662,410
National Australia Bank Ltd. ,
3.85%, 12/13/2028 510,000 510,234
National Bank of Canada ,
(SOFR + 1.04%), 5.60%,
7/2/2027(d) 435,000 437,788
NatWest Markets plc ,
4.79%, 3/21/2028(a) 405,000 411,625
PNC Bank NA ,
(SOFR + 0.73%), 4.43%,
7/21/2028(c)(d) 695,000 699,802

54 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Royal Bank of Canada ,
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(d) 352,000 355,307
(SOFR + 0.89%), 4.50%,
8/6/2029(c)(d) 443,000 447,686
Societe Generale SA ,
5.25%, 2/19/2027(a) 608,000 615,195
Svenska Handelsbanken AB ,
4.38%, 5/23/2028(a) 580,000 586,526
Swedbank AB ,
6.14%, 9/12/2026(a) 285,000 288,752
Toronto-Dominion Bank (The) ,
4.57%, 6/2/2028 600,000 607,795
Truist Bank ,
(SOFR + 0.77%), 4.42%,
7/24/2028(d) 435,000 437,436
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(c)(d) 495,000 497,067
Wells Fargo & Co. ,
(SOFR + 1.07%), 5.71%,
4/22/2028(d) 285,000 290,704
(SOFR + 0.74%), 4.18%,
1/23/2030(d) 429,000 429,361
(SOFR + 1.50%), 5.15%,
4/23/2031(d) 338,000 348,042
Westpac New Zealand Ltd. ,
5.13%, 2/26/2027(a)(c) 505,000 511,654
16,544,044
Beverages 0.2%
Bacardi-Martini BV ,
5.55%, 2/1/2030(a) 280,000 288,241
Biotechnology 0.2%
AbbVie, Inc. ,
4.65%, 3/15/2028(c) 335,000 340,606
Broadline Retail 0.3%
eBay, Inc. ,
4.25%, 3/6/2029 120,000 120,490
Prosus NV ,
3.26%, 1/19/2027(a) 370,000 365,669
486,159
Capital Markets 5.8%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 390,000 381,981
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030 105,000 105,806
5.70%, 1/23/2031(a) 68,000 67,634
Ares Capital Corp. ,
5.25%, 4/12/2031 135,000 132,941
Ares Strategic Income Fund ,
5.70%, 3/15/2028 142,000 143,908
Bain Capital Specialty
Finance, Inc. ,
5.95%, 3/15/2030 90,000 89,856
5.95%, 3/1/2031(c) 125,000 122,888
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bank of New York Mellon
Corp. (The) ,
(SOFR + 0.63%), 4.03%,
1/22/2030(c)(d) 638,000 637,419
Barings BDC, Inc. ,
5.20%, 9/15/2028 203,000 202,240
Barings Private Credit Corp. ,
5.75%, 2/6/2029(a) 63,000 62,603
BGC Group, Inc. ,
6.15%, 4/2/2030 75,000 77,423
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026 95,000 97,283
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029 5,000 5,145
Blue Owl Technology Finance
Corp. ,
6.75%, 4/4/2029(c) 165,000 169,329
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 165,000 175,654
Carlyle Secured Lending, Inc. ,
5.75%, 2/15/2031 128,000 125,833
Deutsche Bank AG ,
(SOFR + 1.21%), 5.37%,
1/10/2029(d) 518,000 528,977
FS KKR Capital Corp. ,
6.13%, 1/15/2030(c) 143,000 139,651
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(d) 308,000 309,333
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.71%), 4.15%,
1/21/2029(d) 733,000 733,509
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 95,000 93,913
7.05%, 12/5/2028(c) 188,000 197,877
Golub Capital Private Credit
Fund ,
5.45%, 8/15/2028(a)(c) 35,000 35,225
Hercules Capital, Inc. ,
3.38%, 1/20/2027 95,000 93,824
6.00%, 6/16/2030 7,000 7,080
HPS Corporate Lending Fund ,
5.45%, 1/14/2028 142,000 143,314
6.25%, 9/30/2029 35,000 36,046
5.65%, 4/2/2031(a) 135,000 134,092
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 172,000 178,700
5.50%, 2/15/2036 84,000 82,918
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 500,000 50
Main Street Capital Corp. ,
3.00%, 7/14/2026 130,000 129,060
6.50%, 6/4/2027 20,000 20,411
5.40%, 8/15/2028 90,000 90,550
Marex Group plc ,
5.83%, 5/8/2028 150,000 152,740
6.40%, 11/4/2029 165,000 171,913
Morgan Stanley ,
Series I, (SOFR + 0.91%),
4.13%, 10/18/2029(c)(d) 742,000 741,435

Nationwide Loomis Short Term Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 0.80%), 4.24%,
1/9/2030(d) 735,000 736,391
MSD Investment Corp. ,
6.25%, 5/31/2030(a) 45,000 45,062
6.13%, 2/5/2031(a) 32,000 31,845
New Mountain Finance Corp. ,
6.20%, 10/15/2027 40,000 40,483
6.88%, 2/1/2029 90,000 91,739
North Haven Private Income
Fund LLC ,
5.13%, 9/25/2028(a) 82,000 81,749
Sixth Street Lending Partners ,
6.50%, 3/11/2029 210,000 218,043
UBS Group AG ,
(SOFR + 1.29%), 4.84%,
11/6/2033(a)(d) 420,000 420,188
USAA Capital Corp. ,
4.38%, 6/1/2028(a)(c) 250,000 252,852
8,536,913
Chemicals 1.0%
Dow Chemical Co. (The) ,
4.80%, 1/15/2031 220,000 219,262
Eastman Chemical Co. ,
5.00%, 8/1/2029(c) 120,000 122,606
LYB International Finance III
LLC ,
5.13%, 1/15/2031 79,000 79,412
Methanex US Operations,
Inc. ,
6.25%, 3/15/2032(a) 173,000 178,400
Mosaic Co. (The) ,
4.35%, 1/15/2029(c) 95,000 95,294
Orbia Advance Corp. SAB de
CV ,
6.80%, 5/13/2030(a)(c) 200,000 201,850
Sherwin-Williams Co. (The) ,
4.30%, 8/15/2028 350,000 352,420
Syensqo Finance America
LLC ,
5.65%, 6/4/2029(a)(c) 200,000 207,273
1,456,517
Commercial Services & Supplies 0.4%
Element Fleet Management
Corp. ,
5.64%, 3/13/2027(a) 518,000 526,244
Consumer Finance 2.4%
AerCap Ireland Capital DAC ,
4.88%, 4/1/2028(c) 495,000 502,962
Ally Financial, Inc. ,
(United States SOFR
Compounded Index
+ 1.96%), 5.74%,
5/15/2029(d) 112,000 115,004
American Express Co. ,
(SOFR + 0.81%), 4.35%,
7/20/2029(d) 412,000 414,558
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Honda Finance
Corp. ,
4.15%, 1/8/2029(c) 510,000 511,206
Avolon Holdings Funding Ltd. ,
4.95%, 1/15/2028(a) 195,000 197,396
4.95%, 10/15/2032(a) 120,000 119,060
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(d) 100,000 102,153
(SOFR + 1.15%), 4.72%,
1/30/2032(d) 216,000 216,064
Caterpillar Financial Services
Corp. ,
3.95%, 11/14/2028(c) 520,000 521,732
General Motors Financial Co.,
Inc. ,
5.05%, 4/4/2028 128,000 130,520
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 143,000 145,244
OneMain Finance Corp. ,
6.63%, 5/15/2029 67,000 69,062
Stellantis Financial Services
US Corp. ,
4.95%, 9/15/2028(a) 400,000 405,590
Synchrony Financial ,
(SOFR + 1.68%), 5.45%,
3/6/2031(d) 90,000 91,742
3,542,293
Consumer Staples Distribution & Retail 0.5%
Albertsons Cos., Inc. ,
5.75%, 3/31/2034(a) 511,000 502,555
Alimentation Couche-Tard,
Inc. ,
4.15%, 9/29/2028(a) 240,000 240,280
742,835
Containers & Packaging 0.1%
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028 135,000 136,951
Diversified REITs 0.0%
†
VICI Properties LP ,
4.75%, 4/1/2028 75,000 75,770
Diversified Telecommunication Services 0.5%
APLD ComputeCo LLC ,
9.25%, 12/15/2030(a) 236,000 245,144
CCO Holdings LLC ,
7.00%, 2/1/2033(a) 330,000 333,187
Sitios Latinoamerica SAB de
CV ,
6.00%, 11/25/2029(a) 200,000 206,420
784,751
Electric Utilities 2.6%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a)(c) 250,000 253,433
Capital Power US Holdings,
Inc. ,
5.26%, 6/1/2028(a) 45,000 45,898

56 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Corp. ,
4.85%, 1/5/2027 295,000 297,774
FirstEnergy Pennsylvania
Electric Co. ,
5.15%, 3/30/2026(a) 100,000 100,200
Georgia Power Co. ,
4.00%, 10/1/2028 390,000 391,238
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 502,000 508,017
Jersey Central Power & Light
Co. ,
4.15%, 1/15/2029(a) 510,000 509,833
NextEra Energy Capital
Holdings, Inc. ,
4.69%, 9/1/2027 255,000 257,918
4.85%, 2/4/2028(c) 502,000 510,943
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028 35,000 35,628
Pinnacle West Capital Corp. ,
4.90%, 5/15/2028 540,000 549,711
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028 315,000 318,747
Xcel Energy, Inc. ,
4.75%, 3/21/2028(c) 30,000 30,421
3,809,761
Electrical Equipment 0.1%
Molex Electronic Technologies
LLC ,
4.75%, 4/30/2028(a) 200,000 202,755
Electronic Equipment, Instruments & Components 0.3%
Flex Ltd. ,
6.00%, 1/15/2028 180,000 185,932
Jabil, Inc. ,
4.20%, 2/1/2029 114,000 113,958
TD SYNNEX Corp. ,
4.30%, 1/17/2029 112,000 112,036
411,926
Energy Equipment & Services 0.4%
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029(c) 367,000 371,666
WBI Operating LLC ,
6.25%, 10/15/2030(a)(c) 210,000 211,575
583,241
Entertainment 0.2%
Take-Two Interactive
Software, Inc. ,
5.40%, 6/12/2029 113,000 117,043
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 136,000 134,995
252,038
Financial Services 1.7%
Atlas Warehouse Lending Co.
LP ,
6.05%, 1/15/2028(a) 500,000 515,374
Enact Holdings, Inc. ,
6.25%, 5/28/2029 375,000 393,000
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Equitable America Global
Funding ,
4.65%, 6/9/2028(a) 525,000 531,094
Essent Group Ltd. ,
6.25%, 7/1/2029 135,000 141,255
Global Payments, Inc. ,
4.50%, 11/15/2028 534,000 536,346
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(d) 375,000 381,467
Rocket Cos., Inc. ,
6.50%, 8/1/2029(a) 73,000 75,089
2,573,625
Food Products 0.6%
Campbell's Co. (The) ,
4.55%, 3/21/2031 347,000 344,543
Conagra Brands, Inc. ,
5.30%, 10/1/2026 330,000 332,411
General Mills, Inc. ,
4.70%, 1/30/2027 155,000 156,087
833,041
Gas Utilities 0.2%
Spire, Inc. ,
5.30%, 3/1/2026(c) 290,000 290,315
Ground Transportation 0.5%
Fedex Freight Holding Co.,
Inc. ,
4.30%, 3/15/2029(a) 735,000 735,836
Health Care Equipment & Supplies 0.6%
Baxter International, Inc. ,
4.90%, 12/15/2030 365,000 367,720
GE HealthCare Technologies,
Inc. ,
4.15%, 12/15/2028 37,000 37,117
Smith & Nephew plc ,
5.15%, 3/20/2027 443,000 448,199
Solventum Corp. ,
5.45%, 2/25/2027 89,000 90,268
943,304
Health Care Providers & Services 1.0%
Elevance Health, Inc. ,
4.00%, 9/15/2028 338,000 337,819
Molina Healthcare, Inc. ,
6.50%, 2/15/2031(a)(c) 285,000 292,082
UnitedHealth Group, Inc. ,
4.40%, 6/15/2028(c) 780,000 788,204
Universal Health Services,
Inc. ,
4.63%, 10/15/2029(c) 105,000 105,632
1,523,737
Health Care REITs 0.1%
Omega Healthcare Investors,
Inc. ,
5.20%, 7/1/2030 218,000 221,663

Nationwide Loomis Short Term Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Technology 0.1%
IQVIA, Inc. ,
6.25%, 2/1/2029 202,000 212,516
Hotel & Resort REITs 0.1%
Host Hotels & Resorts LP ,
4.25%, 12/15/2028(c) 128,000 128,282
Hotels, Restaurants & Leisure 1.5%
Carnival Corp. ,
5.75%, 3/15/2030(a)(c) 503,000 517,966
Darden Restaurants, Inc. ,
4.35%, 10/15/2027(c) 367,000 368,943
Hyatt Hotels Corp. ,
5.75%, 1/30/2027 105,000 106,632
5.25%, 6/30/2029 188,000 193,833
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 248,000 253,906
Marriott International, Inc. ,
4.20%, 7/15/2027 758,000 760,514
2,201,794
Industrial REITs 0.1%
Prologis Targeted US Logistics
Fund LP ,
4.25%, 1/15/2031(a)(c) 127,000 126,022
Insurance 5.9%
American National Global
Funding ,
4.63%, 12/15/2028(a) 213,000 213,847
5.25%, 6/3/2030(a) 338,000 343,176
Athene Global Funding ,
4.83%, 5/9/2028(a) 388,000 392,298
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a)(c) 195,000 197,453
Brown & Brown, Inc. ,
4.70%, 6/23/2028 225,000 227,985
CNO Global Funding ,
5.88%, 6/4/2027(a) 135,000 137,877
4.38%, 9/8/2028(a) 240,000 240,687
Corebridge Global Funding ,
4.25%, 8/21/2028(a) 505,000 506,402
F&G Global Funding ,
4.65%, 9/8/2028(a) 150,000 151,024
4.50%, 1/9/2029(a) 338,000 338,094
Fortitude Global Funding ,
4.63%, 10/6/2028(a) 157,000 157,272
GA Global Funding Trust ,
4.40%, 9/23/2027(a) 350,000 351,194
Jackson National Life Global
Funding ,
4.70%, 6/5/2028(a)(c) 365,000 369,483
Lincoln Financial Global
Funding ,
4.63%, 5/28/2028(a) 382,000 385,839
4.20%, 1/12/2029(a) 90,000 89,932
MassMutual Global Funding II ,
4.00%, 1/22/2029(a) 288,000 287,605
Met Tower Global Funding ,
4.00%, 1/14/2029(a) 506,000 505,203
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Mutual of Omaha Cos. Global
Funding ,
5.35%, 4/9/2027(a) 325,000 329,568
New York Life Global Funding ,
4.15%, 7/25/2028(a) 383,000 385,041
4.05%, 2/2/2029(a) 132,000 132,187
NLG Global Funding ,
4.35%, 9/15/2030(a)(c) 355,000 352,097
Northwestern Mutual Global
Funding ,
4.13%, 8/25/2028(a) 505,000 507,389
Principal Life Global Funding
II ,
4.80%, 1/9/2028(a) 517,000 524,468
Protective Life Corp. ,
4.70%, 1/15/2031(a) 222,000 222,739
RGA Global Funding ,
4.60%, 11/25/2030(a) 163,000 163,348
Sammons Financial Group
Global Funding ,
5.05%, 1/10/2028(a) 247,000 250,958
SBL Holdings, Inc. ,
5.90%, 9/26/2028(a) 353,000 352,551
SiriusPoint Ltd. ,
7.00%, 4/5/2029 203,000 215,053
Western-Southern Global
Funding ,
4.50%, 7/16/2028(a) 425,000 428,253
8,759,023
Interactive Media & Services 0.2%
Meta Platforms, Inc. ,
4.20%, 11/15/2030(c) 366,000 365,342
IT Services 0.5%
CGI, Inc. ,
4.95%, 3/14/2030 200,000 202,747
Gartner, Inc. ,
4.95%, 3/20/2031 542,000 543,579
746,326
Leisure Products 0.1%
Polaris, Inc. ,
5.60%, 3/1/2031 102,000 103,577
Life Sciences Tools & Services 0.1%
Illumina, Inc. ,
4.65%, 9/9/2026 210,000 210,517
Machinery 0.5%
CNH Industrial Capital LLC ,
4.50%, 10/8/2027 345,000 347,280
4.75%, 3/21/2028 165,000 166,932
Cummins, Inc. ,
4.25%, 5/9/2028 190,000 191,897
706,109
Media 0.1%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029 165,000 172,388

58 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining 0.1%
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a) 175,000 183,822
Multi-Utilities 0.8%
Ameren Corp. ,
5.70%, 12/1/2026(c) 280,000 283,661
Dominion Energy, Inc. ,
4.60%, 5/15/2028 398,000 402,960
DTE Energy Co. ,
4.95%, 7/1/2027(c) 308,000 311,862
WEC Energy Group, Inc. ,
5.60%, 9/12/2026 113,000 113,979
1,112,462
Oil, Gas & Consumable Fuels 2.3%
Crescent Energy Finance
LLC ,
7.63%, 4/1/2032(a) 105,000 104,148
8.38%, 1/15/2034(a)(c) 97,000 97,918
CVR Energy, Inc. ,
7.50%, 2/15/2031(a) 315,000 314,337
Enbridge, Inc. ,
4.60%, 6/20/2028 250,000 253,457
Energy Transfer LP ,
4.55%, 1/15/2031 370,000 369,633
Hess Midstream Operations
LP ,
5.88%, 3/1/2028(a) 435,000 443,253
Kinetik Holdings LP ,
6.63%, 12/15/2028(a) 390,000 401,590
Northern Oil & Gas, Inc. ,
7.88%, 10/15/2033(a) 172,000 173,655
SM Energy Co. ,
9.63%, 6/15/2033(a)(c) 203,000 222,018
Targa Resources Corp. ,
4.35%, 1/15/2029(c) 150,000 150,732
Venture Global Plaquemines
LNG LLC ,
6.13%, 12/15/2030(a) 262,000 269,677
Williams Cos., Inc. (The) ,
5.40%, 3/2/2026(c) 300,000 300,421
5.65%, 3/15/2033(c) 274,000 286,517
3,387,356
Paper & Forest Products 0.2%
Georgia-Pacific LLC ,
4.40%, 6/30/2028(a) 323,000 326,401
Passenger Airlines 0.2%
Southwest Airlines Co. ,
4.38%, 11/15/2028 127,000 127,681
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 120,000 119,921
247,602
Pharmaceuticals 0.6%
EMD Finance LLC ,
4.13%, 8/15/2028(a) 533,000 534,815
Sanofi SA ,
3.80%, 11/3/2028 355,000 355,168
889,983
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 0.6%
Analog Devices, Inc. ,
4.25%, 6/15/2028 270,000 272,043
Microchip Technology, Inc. ,
4.90%, 3/15/2028(c) 510,000 518,109
NXP BV ,
4.30%, 8/19/2028 158,000 158,706
948,858
Software 0.6%
Oracle Corp. ,
4.45%, 9/26/2030(c) 765,000 746,720
Roper Technologies, Inc. ,
4.25%, 9/15/2028 120,000 120,678
867,398
Specialized REITs 0.3%
EPR Properties ,
4.75%, 11/15/2030 300,000 297,521
Extra Space Storage LP ,
5.70%, 4/1/2028 127,000 131,017
428,538
Specialty Retail 0.2%
AutoNation, Inc. ,
4.45%, 1/15/2029 234,000 234,517
Technology Hardware, Storage & Peripherals 0.8%
Dell International LLC ,
4.75%, 4/1/2028(c) 473,000 479,684
Hewlett Packard Enterprise
Co. ,
4.15%, 9/15/2028(c) 382,000 382,629
4.55%, 10/15/2029(c) 352,000 354,576
1,216,889
Textiles, Apparel & Luxury Goods 0.2%
PVH Corp. ,
5.50%, 6/13/2030 227,000 230,717
Trading Companies & Distributors 0.7%
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 315,000 306,554
Aviation Capital Group LLC ,
4.25%, 4/30/2029(a)(c) 86,000 85,697
GATX Corp. ,
5.40%, 3/15/2027 240,000 243,347
TTX Co. ,
5.50%, 9/25/2026(a)(c) 435,000 438,699
1,074,297
Water Utilities 0.2%
Essential Utilities, Inc. ,
4.80%, 8/15/2027(c) 300,000 303,758
Wireless Telecommunication Services 0.4%
Vmed O2 UK Financing I plc ,
6.75%, 1/15/2033(a)(c) 550,000 536,338
Total Corporate Bonds
(cost $73,517,009)
73,638,755

Nationwide Loomis Short Term Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 59
Mortgage-Backed Securities 0.1%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J19197
3.00%, 5/1/2027 15,885 15,780
Pool# C00748
6.00%, 4/1/2029 1,574 1,612
Pool# C01418
5.50%, 10/1/2032 15,468 16,029
Pool# G01740
5.50%, 12/1/2034 9,913 10,173
Pool# G04342
6.00%, 4/1/2038 13,775 14,554
FHLMC Non Gold Pool
Pool# 972136
5.99%, 1/1/2034(b) 12,312 12,641
Pool# 848191
6.27%, 12/1/2034(b) 51,179 52,389
FNMA Pool# 815323 ,
5.92%, 1/1/2035 (b) 14,371
14,927
FNMA UMBS Pool
Pool# AB2518
4.00%, 3/1/2026 242 242
Pool# AB4998
3.00%, 4/1/2027 27,996 27,799
Pool# 190307
8.00%, 6/1/2030 134 139
Pool# 253516
8.00%, 11/1/2030 78 82
Pool# 725773
5.50%, 9/1/2034 22,390 22,983
Pool# 811773
5.50%, 1/1/2035 23,570 24,580
GNMA Pool# 5080 ,
4.00%, 6/20/2026 1,016
1,013
Total Mortgage-Backed Securities
(cost $213,603)
214,943
Municipal Bond 0.1%
Massachusetts 0.1%
Massachusetts Educational
Financing Authority, RB,
Series A, 3.85%, 5/25/2033 79,961 79,356
Total Municipal Bond
(cost $79,529)
79,356
U.S. Treasury Obligations 28.3%
U.S. Treasury Notes
3.88%, 5/31/2027 1,015,700 1,020,104
3.63%, 8/31/2027 7,157,700 7,167,206
3.50%, 10/31/2027 7,550,000 7,544,692
3.38%, 12/31/2027 26,274,000 26,198,052
Total U.S. Treasury Obligations
(cost $41,919,918)
41,930,054
Short-Term Investment 1.0%
Principal
Amount ($) Value ($)
U.S. Treasury Obligation 1.0%
U.S. Treasury Bills, 8.57%,
2/5/2026(c) 1,481,000 1,480,557
Total Short-Term Investment
(cost $1,480,208)
1,480,557
Repurchase Agreements 4.6%
CF Secured, LLC
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $3,834,885,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050;
total market value
$3,911,584. (f) 3,833,716 3,833,716
Marex Capital Markets, Inc.
3.72%, dated 1/30/2026,
due 2/2/2026, repurchase
price $1,000,310,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.25%, maturing
4/15/2026 - 2/15/2055;
total market value
$1,020,317. (f) 1,000,000 1,000,000
Santander US Capital
Markets
3.67%, dated 1/30/2026,
due 2/2/2026, repurchase
price $2,000,612,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.00%, maturing
8/25/2036 - 1/25/2056;
total market value
$2,040,624. (f) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $6,833,716)
6,833,716
Total Investments
(cost $152,993,982) — 103.3%
153,028,485
Liabilities in excess of other
assets — (3.3)% (4,951,558)
NET ASSETS — 100.0%
$ 148,076,927

60 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2026
was $49,961,487 which represents 33.74% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2026.
(c) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $11,340,038, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $6,833,716 and by $4,851,718 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.38%, and maturity
dates ranging from 1/31/2026 - 8/15/2053, a total value of
$11,685,434.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2026.
(e) Security in default.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $6,833,716.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of January 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 8 3/2026 USD 1,667,938 (1,509)
Total long contracts (1,509)
Short Contracts
U.S. Treasury 10 Year Note (23) 3/2026 USD (2,572,047) 20,318
Total short contracts 20,318
Net contracts 18,809
Currency:
USD United States Dollar

Nationwide Loomis Short Term Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 61
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

62 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 23,405,416 $ – $ 23,405,416
Collateralized Mortgage Obligations – 168,719 – 168,719
Commercial Mortgage-Backed Securities – 5,276,969 – 5,276,969
Corporate Bonds – 73,638,755 – 73,638,755
Futures Contracts 20,318 – – 20,318
Mortgage-Backed Securities – 214,943 – 214,943
Municipal Bond – 79,356 – 79,356
Repurchase Agreements – 6,833,716 – 6,833,716
Short-Term Investment – 1,480,557 – 1,480,557
U.S. Treasury Obligations – 41,930,054 – 41,930,054
Total Assets $ 20,318 $ 153,028,485 $ – $ 153,048,803
Liabilities:
Futures Contracts $ (1,509) $ – $ – $ (1,509)
Total Liabilities $ (1,509) $ – $ – $ (1,509)
Total $ 18,809 $ 153,028,485 $ – $ 153,047,294

Nationwide Loomis Short Term Bond Fund - January 31, 2026 (Unaudited) - Statement of Investments - 63
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2026:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 20,318
Total $ 20,318
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (1,509)
Total $ (1,509)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard Small Cap Value Fund (formerly, Nationwide Bailard Cognitive Value Fund) - January 31, 2026 (Unaudited) - State-
ment of Investments - 1
Common Stocks 98 .1%
Shares Value ($)
Aerospace & Defense 0 .3%
AerSale Corp.* 24,900 186,501
Innovative Solutions and
Support, Inc.* 8,500 157,165
343,666
Automobile Components 2 .1%
BorgWarner, Inc. 14,800 701,668
Dana, Inc. 25,600 739,840
Holley, Inc.* 10,300 39,655
Motorcar Parts of America,
Inc.*(a) 22,600 280,918
Stoneridge, Inc.* 47,881 315,057
Strattec Security Corp.*(a) 4,200 332,304
2,409,442
Banks 16 .1%
Amalgamated Financial Corp. 6,803 264,228
Associated Banc-Corp.(a) 31,383 855,501
Bank of NT Butterfield & Son
Ltd. (The) 9,981 517,016
Banner Corp. 13,900 859,576
Bar Harbor Bankshares 22,621 767,078
Cadence Bank 5,350 225,288
Capital City Bank Group, Inc. 15,929 665,195
Central Pacific Financial Corp. 27,836 906,619
Citizens Financial Services,
Inc. 5,945 376,021
Colony Bankcorp, Inc. 6,284 122,287
Enterprise Financial Services
Corp. 15,300 877,455
First Financial Bancorp 9,100 261,534
First Financial Corp. 13,603 886,371
First Merchants Corp. 22,500 894,600
FNB Corp. 9,700 170,235
Hanmi Financial Corp. 2,000 53,140
Hope Bancorp, Inc. 73,152 876,361
Independent Bank Corp. 25,460 894,919
International Bancshares Corp. 3,200 222,848
Kearny Financial Corp. 95,925 747,256
Mercantile Bank Corp. 18,501 961,682
Northpointe Bancshares, Inc. 16,300 281,012
Northrim Bancorp, Inc. 30,136 710,004
Norwood Financial Corp. 11,374 346,111
Popular, Inc. 2,595 346,510
Shore Bancshares, Inc. 45,725 867,403
SmartFinancial, Inc. 21,200 846,304
Timberland Bancorp, Inc. 9,137 355,795
Tompkins Financial Corp. 12,300 985,476
United Community Banks, Inc. 8,648 297,751
Valley National Bancorp 9,400 117,124
WSFS Financial Corp. 11,800 763,814
18,322,514
Biotechnology 2 .3%
Acrivon Therapeutics, Inc.* 29,799 53,340
Actinium Pharmaceuticals,
Inc.* 52,916 61,383
Alkermes plc* 5,100 172,839
BioCryst Pharmaceuticals,
Inc.*(a) 3,234 21,280
CareDx, Inc.* 8,700 178,785
Catalyst Pharmaceuticals,
Inc.* 5,300 128,790
Common Stocks
Shares Value ($)
Biotechnology
Celldex Therapeutics, Inc.* 4,500 110,700
Cytokinetics, Inc.* 1,700 107,423
Erasca, Inc.* 13,146 138,164
GRAIL, Inc.* 1,470 143,795
Janux Therapeutics, Inc.* 6,500 89,115
Kiniksa Pharmaceuticals
International plc, Class A* 2,976 130,706
Monte Rosa Therapeutics,
Inc.* 4,687 96,177
Neurogene, Inc.* 2,825 49,890
Nkarta, Inc.* 63,400 140,748
Organogenesis Holdings, Inc.,
Class A* 36,812 147,248
PMV Pharmaceuticals, Inc.* 61,500 66,420
Protara Therapeutics, Inc.* 18,617 131,808
PTC Therapeutics, Inc.* 1,600 120,848
Vanda Pharmaceuticals, Inc.* 15,000 113,100
Vaxcyte, Inc.*(a) 3,300 176,781
Veracyte, Inc.* 2,688 102,359
Whitehawk Therapeutics, Inc.* 40,298 108,805
2,590,504
Broadline Retail 0 .2%
Kohl's Corp.(a) 12,883 225,066
Building Products 0 .9%
Insteel Industries, Inc. 8,624 285,799
Resideo Technologies, Inc.* 20,942 717,473
1,003,272
Capital Markets 0 .6%
Affiliated Managers Group, Inc. 1,476 462,121
Virtu Financial, Inc., Class A 6,500 269,815
731,936
Chemicals 1 .0%
Celanese Corp., Class A(a) 7,700 342,188
Mosaic Co. (The) 3,800 104,500
NewMarket Corp. 1,015 680,852
1,127,540
Commercial Services & Supplies 2 .4%
ACCO Brands Corp. 70,289 274,830
BrightView Holdings, Inc.* 8,900 118,904
Deluxe Corp.(a) 19,900 525,360
Healthcare Services Group,
Inc.* 37,500 705,750
Interface, Inc., Class A 7,305 229,889
NL Industries, Inc. 6,637 40,353
OPENLANE, Inc.* 17,800 534,712
Quad/Graphics, Inc. 41,386 253,282
2,683,080
Communications Equipment 1 .4%
Calix, Inc.* 3,900 174,213
Digi International, Inc.* 7,000 301,490
Harmonic, Inc.*(a) 27,400 266,328
NetScout Systems, Inc.* 22,200 617,382
Vistance Networks, Inc.* 12,864 231,552
1,590,965
Construction & Engineering 1 .6%
Ameresco, Inc., Class A* 7,200 225,648
Bowman Consulting Group
Ltd., Class A* 8,012 279,058

2 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bailard Small Cap Value Fund (formerly, Nationwide
Bailard Cognitive Value Fund)
Common Stocks
Shares Value ($)
Construction & Engineering
Great Lakes Dredge & Dock
Corp.* 17,277 258,809
Orion Group Holdings, Inc.* 29,400 359,268
Tutor Perini Corp. 4,300 339,227
Valmont Industries, Inc. 800 356,448
1,818,458
Consumer Finance 1 .3%
Bread Financial Holdings, Inc. 6,500 471,510
Encore Capital Group, Inc.*(a) 8,200 452,640
OneMain Holdings, Inc. 7,800 511,212
1,435,362
Consumer Staples Distribution & Retail 0 .3%
Albertsons Cos., Inc., Class A 10,400 173,160
Village Super Market, Inc.,
Class A 3,300 117,678
290,838
Containers & Packaging 1 .0%
Myers Industries, Inc. 17,618 364,164
O-I Glass, Inc.*(a) 47,700 728,856
1,093,020
Distributors 0 .3%
Gold.com, Inc.(a) 7,500 388,875
Diversified Consumer Services 2 .0%
ADT, Inc. 28,000 224,000
American Public Education,
Inc.*(a) 7,995 334,031
Bright Horizons Family
Solutions, Inc.* 2,704 250,471
European Wax Center, Inc.,
Class A* 56,900 223,617
Laureate Education, Inc.* 20,629 707,575
Perdoceo Education Corp. 9,800 313,894
Universal Technical Institute,
Inc.* 9,184 255,591
2,309,179
Diversified Telecommunication Services 0 .6%
ATN International, Inc. 12,000 290,280
Bandwidth, Inc., Class A* 17,200 240,284
Iridium Communications, Inc. 6,100 121,512
652,076
Electric Utilities 0 .8%
Genie Energy Ltd., Class B 19,139 263,544
Oklo, Inc., Class A*(a) 3,293 262,189
Portland General Electric Co. 6,900 346,725
872,458
Electrical Equipment 2 .1%
Allient, Inc.(a) 5,300 323,353
Atkore, Inc. 3,300 229,185
EnerSys 2,744 494,441
LSI Industries, Inc. 5,000 110,550
Powell Industries, Inc. 661 293,213
Sensata Technologies Holding
plc 11,710 405,049
Sunrun, Inc.* 8,056 153,064
Thermon Group Holdings, Inc.* 7,800 352,950
2,361,805
Electronic Equipment, Instruments & Components 2 .9%
Belden, Inc. 2,400 282,024
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Daktronics, Inc.* 12,900 298,635
Itron, Inc.* 5,100 505,308
Kimball Electronics, Inc.*(a) 9,920 299,683
nLight, Inc.* 7,100 323,831
RF Industries Ltd.* 33,525 327,204
Sanmina Corp.* 4,779 677,089
ScanSource, Inc.* 7,100 305,229
TTM Technologies, Inc.* 3,300 324,060
3,343,063
Energy Equipment & Services 2 .6%
Drilling Tools International
Corp.* 77,646 295,055
Energy Services of America
Corp. 18,600 167,586
Forum Energy Technologies,
Inc.* 10,700 484,068
Helix Energy Solutions Group,
Inc.* 43,600 346,184
NCS Multistage Holdings, Inc.* 8,687 346,437
Oil States International, Inc.* 45,000 381,150
Patterson-UTI Energy, Inc. 16,100 121,233
ProPetro Holding Corp.*(a) 11,000 126,390
Ranger Energy Services, Inc.,
Class A 20,100 309,942
Solaris Energy Infrastructure,
Inc., Class A(a) 6,452 356,086
Weatherford International plc 700 65,856
2,999,987
Entertainment 0 .2%
Sphere Entertainment Co.*(a) 2,600 248,326
Financial Services 1 .7%
Jackson Financial, Inc., Class
A 5,477 651,325
MGIC Investment Corp. 20,340 547,553
NMI Holdings, Inc., Class A* 5,700 220,704
Onity Group, Inc.* 6,000 271,320
Radian Group, Inc. 8,200 269,780
1,960,682
Food Products 1 .7%
Darling Ingredients, Inc.* 6,400 292,224
Dole plc 28,727 457,621
Fresh Del Monte Produce, Inc. 13,700 543,342
Lamb Weston Holdings, Inc. 1,600 73,488
Seneca Foods Corp., Class A* 2,496 297,848
SunOpta, Inc.* 60,114 275,322
1,939,845
Gas Utilities 1 .7%
National Fuel Gas Co. 7,789 652,329
New Jersey Resources Corp. 7,200 356,256
Northwest Natural Holding Co. 13,808 642,900
RGC Resources, Inc.(a) 11,534 250,403
1,901,888
Ground Transportation 0 .7%
Covenant Logistics Group,
Inc., Class A 12,707 312,592
Ryder System, Inc. 2,442 467,106
779,698
Health Care Equipment & Supplies 0 .8%
LivaNova plc* 5,000 328,550

Nationwide Bailard Small Cap Value Fund (formerly, Nationwide Bailard Cognitive Value Fund) - January 31, 2026 (Unaudited) - State-
ment of Investments - 3
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Tactile Systems Technology,
Inc.* 3,881 112,006
Varex Imaging Corp.* 36,500 508,810
949,366
Health Care Providers & Services 2 .4%
AdaptHealth Corp., Class A* 21,058 211,633
Enhabit, Inc.* 46,100 490,043
National HealthCare Corp. 3,280 469,401
Pediatrix Medical Group, Inc.* 31,900 682,022
Pennant Group, Inc. (The)* 5,847 161,494
Select Medical Holdings Corp. 33,300 501,165
Talkspace, Inc.*(a) 60,600 244,824
2,760,582
Health Care REITs 1 .9%
CareTrust REIT, Inc. 13,800 515,292
National Health Investors, Inc. 10,500 862,260
Sabra Health Care REIT, Inc. 42,800 801,644
2,179,196
Health Care Technology 0 .2%
CareCloud, Inc.* 92,226 249,932
Hotel & Resort REITs 0 .7%
DiamondRock Hospitality Co. 92,100 845,478
Household Durables 2 .1%
Bassett Furniture Industries,
Inc. 7,341 115,988
Flexsteel Industries, Inc. 5,718 228,892
Hamilton Beach Brands
Holding Co., Class A 17,257 329,436
Live Ventures, Inc.* 11,622 233,137
M/I Homes, Inc.* 5,500 735,350
Taylor Morrison Home Corp.,
Class A* 12,200 743,590
2,386,393
Household Products 0 .6%
Central Garden & Pet Co.,
Class A* 20,800 637,936
Independent Power and Renewable Electricity Producers
0 .5%
Ormat Technologies, Inc.(a) 4,400 549,736
Industrial REITs 0 .7%
LXP Industrial Trust 17,200 852,260
Insurance 2 .7%
American Integrity Insurance
Group, Inc.* 6,000 112,140
CNO Financial Group, Inc. 19,800 832,590
Hamilton Insurance Group
Ltd., Class B* 13,882 385,225
Hanover Insurance Group, Inc.
(The) 2,200 383,108
Heritage Insurance Holdings,
Inc.* 18,679 486,962
Horace Mann Educators Corp. 3,500 156,835
United Fire Group, Inc. 9,500 341,430
Universal Insurance Holdings,
Inc. 11,209 341,314
3,039,604
Common Stocks
Shares Value ($)
Interactive Media & Services 0 .2%
Zedge, Inc., Class B 90,953 282,864
IT Services 0 .2%
Information Services Group,
Inc. 49,763 277,180
Leisure Products 0 .5%
Callaway Golf Co.* 18,500 265,475
Johnson Outdoors, Inc., Class
A 6,500 295,035
560,510
Life Sciences Tools & Services 0 .3%
Adaptive Biotechnologies
Corp.* 3,800 70,300
Bruker Corp.(a) 2,300 101,867
Cytek Biosciences, Inc.* 19,900 99,500
Niagen Bioscience, Inc.* 18,400 110,216
381,883
Machinery 4 .2%
Astec Industries, Inc. 11,300 550,536
Douglas Dynamics, Inc. 8,700 327,816
ESCO Technologies, Inc.(a) 500 114,085
L B Foster Co., Class A* 4,900 147,245
Luxfer Holdings plc 14,985 226,873
Proto Labs, Inc.*(a) 13,981 736,100
REV Group, Inc. 11,338 724,498
Tennant Co.(a) 9,417 716,539
Terex Corp. 9,100 518,700
Worthington Enterprises, Inc. 13,700 761,309
4,823,701
Marine Transportation 0 .4%
Costamare, Inc. 23,847 400,153
Safe Bulkers, Inc. 13,900 79,369
479,522
Media 0 .7%
Gray Media, Inc. 52,600 237,226
Scholastic Corp.(a) 9,800 342,706
TEGNA, Inc. 12,468 238,887
818,819
Metals & Mining 3 .2%
Alpha Metallurgical Resources,
Inc.*(a) 1,204 252,599
Caledonia Mining Corp. plc(a) 4,300 117,992
Cleveland-Cliffs, Inc.* 16,199 222,898
Coeur Mining, Inc.* 22,800 466,032
Commercial Metals Co. 7,400 568,838
Constellium SE, Class A* 43,400 975,198
Friedman Industries, Inc.(a) 14,024 275,291
Olympic Steel, Inc. 8,100 389,529
SSR Mining, Inc.* 1,000 22,830
Tredegar Corp.* 36,956 315,974
3,607,181
Mortgage Real Estate Investment Trusts (REITs) 0 .9%
MFA Financial, Inc. 8,400 80,976
TPG Mortgage Investment
Trust, Inc. 48,100 413,660
TPG RE Finance Trust, Inc. 54,222 489,625
984,261
Multi-Utilities 1 .2%
Avista Corp. 17,800 734,962

4 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bailard Small Cap Value Fund (formerly, Nationwide
Bailard Cognitive Value Fund)
Common Stocks
Shares Value ($)
Multi-Utilities
Northwestern Energy Group,
Inc. 9,326 632,862
1,367,824
Office REITs 1 .2%
COPT Defense Properties 11,100 341,991
Cousins Properties, Inc. 9,100 229,684
Postal Realty Trust, Inc., Class
A 46,300 844,049
1,415,724
Oil, Gas & Consumable Fuels 4 .6%
APA Corp.(a) 9,294 245,455
California Resources Corp. 6,260 334,910
DHT Holdings, Inc.(a) 48,700 697,871
Dorian LPG Ltd. 17,400 513,822
Energy Fuels, Inc.*(a) 11,634 261,067
Excelerate Energy, Inc., Class
A(a) 25,500 952,425
Gulfport Energy Corp.* 3,485 711,532
Par Pacific Holdings, Inc.* 17,300 652,902
SM Energy Co. 8,500 165,495
Talos Energy, Inc.*(a) 17,600 209,792
Teekay Corp. Ltd.(a) 27,000 276,210
Uranium Energy Corp.*(a) 11,731 202,242
5,223,723
Passenger Airlines 1 .2%
Alaska Air Group, Inc.* 4,600 233,818
SkyWest, Inc.*(a) 6,500 627,380
Sun Country Airlines Holdings,
Inc.*(a) 30,100 527,954
1,389,152
Personal Care Products 0 .3%
Nu Skin Enterprises, Inc.,
Class A 29,012 307,817
Pharmaceuticals 1 .7%
Amneal Pharmaceuticals,
Inc.*(a) 9,000 123,120
Amphastar Pharmaceuticals,
Inc.* 4,700 124,503
ANI Pharmaceuticals, Inc.*(a) 2,000 163,700
Collegium Pharmaceutical,
Inc.* 2,488 114,249
Corcept Therapeutics, Inc.*(a) 1,560 62,197
Definium Therapeutics, Inc.* 5,000 84,400
Fulcrum Therapeutics, Inc.* 11,781 126,410
Harmony Biosciences
Holdings, Inc.*(a) 3,000 109,560
Innoviva, Inc.* 6,300 126,000
Jazz Pharmaceuticals plc* 700 115,143
Ligand Pharmaceuticals, Inc.* 1,400 268,940
Supernus Pharmaceuticals,
Inc.* 3,700 178,192
Theravance Biopharma, Inc.* 5,966 112,996
Xeris Biopharma Holdings,
Inc.* 15,300 112,608
Zevra Therapeutics, Inc.* 12,900 116,100
1,938,118
Professional Services 0 .6%
IBEX Holdings Ltd.* 6,102 226,994
Mistras Group, Inc.* 11,900 168,266
Common Stocks
Shares Value ($)
Professional Services
Willdan Group, Inc.* 2,140 270,068
665,328
Real Estate Management & Development 1 .0%
Cushman & Wakefield Ltd.* 13,400 220,296
Newmark Group, Inc., Class A 43,101 768,491
RE/MAX Holdings, Inc., Class
A* 7,900 61,462
Stratus Properties, Inc.* 1,061 31,480
1,081,729
Residential REITs 0 .5%
Centerspace 8,800 565,576
Retail REITs 1 .6%
Brixmor Property Group, Inc. 30,800 825,132
CBL & Associates Properties,
Inc. 21,900 784,020
Urban Edge Properties 8,400 163,212
1,772,364
Semiconductors & Semiconductor Equipment 2 .4%
ACM Research, Inc., Class A* 14,169 823,502
Ambarella, Inc.* 10,900 698,036
inTEST Corp.* 35,803 327,598
Qorvo, Inc.* 8,900 695,179
Ultra Clean Holdings, Inc.* 4,900 214,032
2,758,347
Software 2 .6%
Alarm.com Holdings, Inc.* 9,649 470,678
CS Disco, Inc.* 44,600 278,750
Digital Turbine, Inc.* 45,829 239,228
Hut 8 Corp.* 1,700 94,911
LiveRamp Holdings, Inc.* 30,100 732,935
Mitek Systems, Inc.*(a) 26,600 266,532
Ooma, Inc.* 23,000 270,250
Pagaya Technologies Ltd.,
Class A*(a) 13,700 265,643
Telos Corp.* 54,100 295,386
Viant Technology, Inc., Class
A* 4,366 51,606
2,965,919
Specialized REITs 1 .6%
EPR Properties 4,300 233,232
Millrose Properties, Inc. 24,900 742,020
Outfront Media, Inc. 35,252 857,329
1,832,581
Specialty Retail 2 .6%
American Eagle Outfitters, Inc. 2,600 60,606
Citi Trends, Inc.*(a) 6,300 271,845
Designer Brands, Inc., Class A 44,800 284,032
Gap, Inc. (The) 20,200 565,196
Sally Beauty Holdings, Inc.* 46,900 713,818
Signet Jewelers Ltd. 2,000 184,540
Stitch Fix, Inc., Class A* 54,415 261,192
Winmark Corp. 671 302,413
Zumiez, Inc.*(a) 11,257 277,035
2,920,677
Technology Hardware, Storage & Peripherals 0 .7%
Diebold Nixdorf, Inc.* 11,800 814,318
Textiles, Apparel & Luxury Goods 0 .6%
Rocky Brands, Inc.(a) 9,300 299,367

Nationwide Bailard Small Cap Value Fund (formerly, Nationwide Bailard Cognitive Value Fund) - January 31, 2026 (Unaudited) - State-
ment of Investments - 5
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Wolverine World Wide, Inc. 19,900 352,628
651,995
Trading Companies & Distributors 1 .6%
Custom Truck One Source,
Inc.*(a) 71,000 448,720
DNOW, Inc.* 16,400 249,116
EVI Industries, Inc. 11,234 288,714
NPK International, Inc.* 7,518 103,823
WESCO International, Inc. 2,435 704,762
1,795,135
Wireless Telecommunication Services 0 .1%
Spok Holdings, Inc.(a) 8,900 122,553
Total Common Stocks
(cost $90,298,122) 111,678,829
Exchange Traded Funds 1 .5%
Equity Funds  1.5%
iShares Micro-Cap ETF(a) 3,200 534,016
iShares Russell 2000 Value
ETF 2,709 525,221
Vanguard Small-Cap Value
ETF(a) 2,900 646,961
1,706,198
Total Exchange Traded Funds
(cost $1,638,632) 1,706,198
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Akouos, Inc., CVR*^∞(a) 21,302 0
Chinook Therapeutics, Inc.,
CVR*^∞ 1,992 0
iTeos Therapeutics, Inc.,
CVR*∞ 15,200 0
Verve Therapeutics, Inc.,
CVR*∞ 22,800 0
0
Total Rights
(cost $16,828) 0
Repurchase Agreements 7 .1%
Principal
Amount ($)
CF Secured, LLC,
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $3,048,305,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050;
total market value
$3,109,272.(b) 3,047,375 3,047,375
Repurchase Agreements
Principal
Amount ($) Value ($)
Marex Capital Markets, Inc.,
3.72%, dated 1/30/2026,
due 2/2/2026, repurchase
price $5,001,550,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.25%, maturing
4/15/2026 - 2/15/2055;
total market value
$5,101,582.(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $8,047,375) 8,047,375
Total Investments
(cost $100,000,957) — 106.7% 121,432,402
Liabilities in excess of other assets — (6.7)% (7,610,277)
NET ASSETS — 100.0%
$ 113,822,125
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $11,142,841, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $8,047,375 and by $3,565,792 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 2/5/2026 - 5/15/2055, a total value of
$11,613,167.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $8,047,375.
CVR Contingent Value Rights
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

6 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bailard Small Cap Value Fund (formerly, Nationwide
Bailard Cognitive Value Fund)
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Bailard Small Cap Value Fund (formerly, Nationwide Bailard Cognitive Value Fund) - January 31, 2026 (Unaudited) - State-
ment of Investments - 7
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 111,678,829 $ – $ – $ 111,678,829
Exchange Traded Funds 1,706,198 – – 1,706,198
Repurchase Agreements – 8,047,375 – 8,047,375
Rights   – – – –
Total $ 113,385,027 $ 8,047,375 $ – $ 121,432,402
As of January 31, 2026, The Fund held two rights investments that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bailard Technology Fund (formerly, Nationwide Bailard
Technology & Science Fund)
Common Stocks 99 .7%
Shares Value ($)
Aerospace & Defense 0 .8%
Axon Enterprise, Inc.* 3,162 1,529,080
Broadline Retail 3 .9%
Amazon.com, Inc.* 30,737 7,355,364
Communications Equipment 1 .8%
Arista Networks, Inc.* 24,185 3,427,982
Electronic Equipment, Instruments & Components 2 .6%
Insight Enterprises, Inc.* 17,841 1,499,001
TE Connectivity plc 15,321 3,413,212
4,912,213
Entertainment 4 .8%
Roku, Inc., Class A* 13,860 1,319,472
Spotify Technology SA* 8,349 4,177,422
Take-Two Interactive Software,
Inc.* 16,334 3,598,380
9,095,274
Financial Services 2 .1%
Visa, Inc., Class A(a) 12,365 3,979,428
Ground Transportation 2 .1%
Uber Technologies, Inc.* 50,136 4,013,387
Hotels, Restaurants & Leisure 1 .9%
DoorDash, Inc., Class A* 17,289 3,537,675
Interactive Media & Services 10 .5%
Alphabet, Inc., Class A 16,426 5,551,988
Meta Platforms, Inc., Class A 19,820 14,201,030
19,753,018
IT Services 2 .7%
Shopify, Inc., Class A* 37,856 4,967,843
Semiconductors & Semiconductor Equipment 37 .0%
Broadcom, Inc. 9,862 3,267,281
KLA Corp. 5,981 8,540,509
Lam Research Corp. 41,178 9,613,416
Marvell Technology, Inc. 11,854 935,518
Microchip Technology, Inc. 67,306 5,109,871
Micron Technology, Inc. 13,948 5,786,746
NVIDIA Corp. 121,874 23,293,778
QUALCOMM, Inc. 23,946 3,629,974
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 23,846 7,882,534
Texas Instruments, Inc. 8,055 1,736,255
69,795,882
Software 23 .8%
Adobe, Inc.* 6,362 1,865,656
AppLovin Corp., Class A* 7,750 3,666,602
Cadence Design Systems,
Inc.* 13,663 4,049,167
Crowdstrike Holdings, Inc.,
Class A* 6,456 2,849,711
CyberArk Software Ltd.* 2,093 901,727
Datadog, Inc., Class A* 35,781 4,627,199
HubSpot, Inc.* 5,469 1,531,320
Intuit, Inc. 6,508 3,246,971
Microsoft Corp. 32,070 13,799,400
Palo Alto Networks, Inc.* 27,148 4,804,382
ServiceNow, Inc.* 30,355 3,551,839
44,893,974
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals 5 .7%
Apple, Inc. 22,509 5,840,635
Pure Storage, Inc., Class A* 71,123 4,945,894
10,786,529
Total Investments
(cost $60,198,978) — 99.7% 188,047,649
Other assets in excess of liabilities — 0.3% 530,433
NET ASSETS — 100.0%
$ 188,578,082
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $233,005, which was collateralized by
$245,169 in the form of U.S Government Treasury Securities,
interest rates ranging from 0.00% - 6.13%, and maturity
dates ranging from 2/5/2026 - 8/15/2054.
ADR American Depositary Receipt
TW Taiwan

Nationwide Bailard Technology Fund (formerly, Nationwide Bailard Technology & Science Fund) - January 31, 2026 (Unaudited) - State-
ment of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bailard Technology Fund (formerly, Nationwide Bailard
Technology & Science Fund)
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 188,047,649 $ – $ – $ 188,047,649
Total $ 188,047,649 $ – $ – $ 188,047,649
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2026 (Unaudited) - Statement of Investments - 11
Common Stocks 93.6%
Shares Value ($)
Aerospace & Defense 2.2%
Axon Enterprise, Inc.* 1,969 952,169
Boeing Co. (The)* 19,468 4,550,061
GE Aerospace 26,231 8,047,408
General Dynamics Corp. 6,283 2,205,898
Howmet Aerospace, Inc. 9,891 2,058,119
Huntington Ingalls Industries,
Inc. 1,002 421,351
L3Harris Technologies, Inc. 4,595 1,575,396
Lockheed Martin Corp. 5,066 3,212,959
Northrop Grumman Corp. 3,329 2,304,534
RTX Corp. 33,110 6,652,792
Textron, Inc. 4,161 366,418
TransDigm Group, Inc. 1,405 2,005,694
34,352,799
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc. 3,030 590,699
Expeditors International of
Washington, Inc. 3,474 557,716
FedEx Corp. 5,318 1,713,725
United Parcel Service, Inc.,
Class B 18,207 1,933,948
4,796,088
Automobile Components 0.0%
†
Aptiv plc* 5,234 396,475
Automobiles 2.1%
Ford Motor Co.(a) 95,914 1,331,287
General Motors Co. 23,023 1,933,932
Tesla, Inc.* 69,630 29,969,448
33,234,667
Banks 3.3%
Bank of America Corp. 166,285 8,846,362
Citigroup, Inc. 44,295 5,125,374
Citizens Financial Group, Inc. 10,349 651,780
Fifth Third Bancorp(a) 20,796 1,044,375
Huntington Bancshares, Inc.
(a) 46,040 804,779
JPMorgan Chase & Co. 67,402 20,617,598
KeyCorp 22,482 483,813
M&T Bank Corp. 3,840 850,829
PNC Financial Services
Group, Inc. (The) 9,705 2,167,126
Regions Financial Corp. 21,200 604,200
Truist Financial Corp. 31,718 1,630,940
US Bancorp 39,019 2,189,356
Wells Fargo & Co. 77,684 7,029,625
52,046,157
Beverages 1.0%
Brown-Forman Corp., Class
B(a) 4,188 114,626
Coca-Cola Co. (The) 95,809 7,167,471
Constellation Brands, Inc.,
Class A 3,419 535,757
Keurig Dr Pepper, Inc. 33,311 914,054
Molson Coors Beverage Co.,
Class B(a) 4,279 205,563
Monster Beverage Corp.* 17,580 1,419,761
PepsiCo, Inc. 33,865 5,202,680
15,559,912
Common Stocks
Shares Value ($)
Biotechnology 1.6%
AbbVie, Inc. 43,829 9,774,305
Amgen, Inc. 13,317 4,552,816
Biogen, Inc.* 3,730 670,990
Gilead Sciences, Inc. 30,692 4,356,729
Incyte Corp.* 4,169 417,192
Moderna, Inc.*(a) 8,267 364,327
Regeneron Pharmaceuticals,
Inc. 2,500 1,853,625
Vertex Pharmaceuticals, Inc.* 6,301 2,960,840
24,950,824
Broadline Retail 3.7%
Amazon.com, Inc.* 241,060 57,685,658
eBay, Inc. 11,227 1,024,127
58,709,785
Building Products 0.4%
A O Smith Corp.(a) 2,827 207,756
Allegion plc(a) 2,170 358,896
Builders FirstSource , Inc.* 2,510 287,144
Carrier Global Corp. 19,465 1,159,725
Johnson Controls International
plc 15,050 1,794,863
Lennox International, Inc. 806 399,035
Masco Corp. 5,443 359,728
Trane Technologies plc 5,504 2,314,872
6,882,019
Capital Markets 3.2%
Ameriprise Financial, Inc. 2,326 1,226,244
Ares Management Corp.,
Class A 5,040 754,337
Bank of New York Mellon
Corp. (The) 17,072 2,047,274
Blackrock, Inc. 3,567 3,991,259
Blackstone, Inc. 18,233 2,596,744
Cboe Global Markets, Inc. 2,641 700,023
Charles Schwab Corp. (The) 41,309 4,292,831
CME Group, Inc. 8,905 2,574,079
Coinbase Global, Inc., Class
A* 5,652 1,100,671
FactSet Research Systems,
Inc. 964 245,203
Franklin Resources, Inc. 7,739 206,012
Goldman Sachs Group, Inc.
(The) 7,427 6,947,290
Interactive Brokers Group,
Inc., Class A 11,187 837,683
Intercontinental Exchange, Inc. 14,159 2,460,551
Invesco Ltd. 11,025 300,872
KKR & Co., Inc. 17,111 1,955,103
Moody's Corp. 3,783 1,950,364
Morgan Stanley 30,010 5,485,828
MSCI, Inc., Class A 1,819 1,108,171
Nasdaq, Inc. 11,431 1,107,550
Northern Trust Corp. 4,864 726,828
Raymond James Financial,
Inc. 4,277 709,383
Robinhood Markets, Inc.,
Class A* 19,486 1,938,467
S&P Global, Inc. 7,694 4,060,816
State Street Corp. 6,953 909,870

12 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 5,231 552,812
50,786,265
Chemicals 1.0%
Air Products & Chemicals, Inc. 5,505 1,500,112
Albemarle Corp.(a) 3,072 524,175
CF Industries Holdings, Inc. 3,951 368,352
Corteva, Inc. 16,640 1,211,392
Dow, Inc. 17,874 492,429
DuPont de Nemours, Inc. 10,431 458,130
Ecolab, Inc. 6,295 1,775,127
International Flavors &
Fragrances, Inc. 6,296 439,524
Linde plc 11,599 5,300,395
LyondellBasell Industries NV,
Class A(a) 6,412 314,188
Mosaic Co. (The) 8,258 227,095
PPG Industries, Inc. 5,657 654,119
Sherwin-Williams Co. (The) 5,736 2,034,215
15,299,253
Commercial Services & Supplies 0.4%
Cintas Corp. 8,580 1,642,126
Copart, Inc.* 22,092 896,493
Republic Services, Inc., Class
A 4,937 1,061,899
Rollins, Inc. 7,238 458,455
Veralto Corp. 6,320 625,554
Waste Management, Inc. 9,167 2,037,274
6,721,801
Communications Equipment 0.9%
Arista Networks, Inc.* 25,493 3,613,378
Cisco Systems, Inc. 97,789 7,658,835
F5, Inc.* 1,471 405,422
Motorola Solutions, Inc. 4,099 1,650,011
13,327,646
Construction & Engineering 0.2%
Comfort Systems USA, Inc. 863 985,632
EMCOR Group, Inc. 1,094 788,479
Quanta Services, Inc. 3,686 1,749,486
3,523,597
Construction Materials 0.3%
CRH plc 16,630 2,035,678
Martin Marietta Materials, Inc. 1,517 989,008
Vulcan Materials Co. 3,208 964,133
3,988,819
Consumer Finance 0.6%
American Express Co. 13,299 4,683,509
Capital One Financial Corp. 15,755 3,449,242
Synchrony Financial 9,124 662,676
8,795,427
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp. 10,970 10,314,543
Dollar General Corp. 5,335 765,199
Dollar Tree, Inc.* 4,680 550,321
Kroger Co. (The) 14,844 932,946
Sysco Corp. 11,592 971,989
Target Corp. 11,358 1,197,928
Walmart, Inc. 108,571 12,935,149
27,668,075
Common Stocks
Shares Value ($)
Containers & Packaging 0.2%
Amcor plc(a) 11,767 520,690
Avery Dennison Corp. 1,961 363,785
Ball Corp. 6,324 359,646
International Paper Co. 13,210 532,627
Packaging Corp. of America 2,229 496,064
Smurfit WestRock plc 13,343 555,469
2,828,281
Distributors 0.0%
†
Genuine Parts Co. 3,459 480,766
Pool Corp. 829 210,641
691,407
Diversified Telecommunication Services 0.8%
AT&T, Inc. 175,080 4,588,847
Comcast Corp., Class A 90,081 2,679,909
Verizon Communications, Inc. 104,294 4,643,169
11,911,925
Electric Utilities 1.4%
Alliant Energy Corp.(a) 6,301 415,299
American Electric Power Co.,
Inc. 13,229 1,584,503
Constellation Energy Corp. 7,728 2,169,095
Duke Energy Corp. 19,181 2,327,614
Edison International 9,595 597,577
Entergy Corp.(a) 11,241 1,077,900
Evergy , Inc. 5,833 447,566
Eversource Energy 9,357 646,849
Exelon Corp. 25,096 1,123,799
FirstEnergy Corp. 13,038 617,219
NextEra Energy, Inc. 51,468 4,524,037
NRG Energy, Inc. 4,708 718,582
PG&E Corp. 53,071 818,355
Pinnacle West Capital Corp.(a) 2,930 274,131
PPL Corp. 18,748 679,615
Southern Co. (The) 27,182 2,427,624
Xcel Energy, Inc. 14,627 1,112,530
21,562,295
Electrical Equipment 0.9%
AMETEK, Inc. 5,684 1,273,102
Eaton Corp. plc 9,630 3,384,175
Emerson Electric Co. 13,974 2,053,619
GE Vernova , Inc. 6,734 4,891,376
Generac Holdings, Inc.* 1,468 246,683
Hubbell, Inc., Class B(a) 1,341 654,327
Rockwell Automation, Inc. 2,763 1,165,019
13,668,301
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A 30,408 4,381,184
CDW Corp. 3,292 416,076
Corning, Inc. 19,251 1,987,666
Jabil, Inc. 2,590 614,322
Keysight Technologies, Inc.* 4,194 907,288
TE Connectivity plc(a) 7,309 1,628,299
Teledyne Technologies, Inc.* 1,204 746,841
Zebra Technologies Corp.,
Class A* 1,266 297,485
10,979,161
Energy Equipment & Services 0.2%
Baker Hughes Co., Class A 24,464 1,370,962
Halliburton Co. 20,538 688,434

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2026 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
Energy Equipment & Services
SLB Ltd. 36,603 1,770,853
3,830,249
Entertainment 1.2%
Electronic Arts, Inc. 5,556 1,132,979
Live Nation Entertainment,
Inc.* 3,996 581,218
Netflix, Inc.* 105,000 8,766,450
Take-Two Interactive Software,
Inc.* 4,282 943,324
TKO Group Holdings, Inc.,
Class A 1,634 331,016
Walt Disney Co. (The) 44,087 4,973,014
Warner Bros Discovery, Inc.* 61,181 1,684,925
18,412,926
Financial Services 3.4%
Apollo Global Management,
Inc. 11,641 1,566,180
Berkshire Hathaway, Inc.,
Class B* 45,440 21,835,283
Block, Inc., Class A* 13,875 838,466
Corpay , Inc.* 1,708 537,388
Fidelity National Information
Services, Inc. 12,527 692,117
Fiserv, Inc.* 13,568 864,689
Global Payments, Inc. 5,985 429,364
Jack Henry & Associates, Inc. 1,697 304,119
Mastercard, Inc., Class A 20,318 10,947,135
PayPal Holdings, Inc. 22,935 1,208,445
Visa, Inc., Class A 41,819 13,458,609
52,681,795
Food Products 0.4%
Archer-Daniels-Midland Co. 12,149 817,749
Bunge Global SA 3,380 384,914
Campbell's Co. (The) 4,815 134,724
Conagra Brands, Inc. 11,848 219,306
General Mills, Inc.(a) 13,143 607,995
Hershey Co. (The) 3,750 730,312
Hormel Foods Corp. 6,495 159,842
J M Smucker Co. (The) 2,653 278,194
Kraft Heinz Co. (The) 20,358 483,299
Lamb Weston Holdings, Inc.(a) 3,483 159,974
McCormick & Co., Inc.
(Non-Voting) 6,138 379,513
Mondelez International, Inc.,
Class A 31,899 1,865,135
Tyson Foods, Inc., Class A 7,261 474,361
6,695,318
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 4,031 670,517
Ground Transportation 0.8%
CSX Corp. 46,052 1,738,923
JB Hunt Transport Services,
Inc. 1,758 356,382
Norfolk Southern Corp. 5,619 1,636,478
Old Dominion Freight Line, Inc. 4,683 811,096
Uber Technologies, Inc.* 51,584 4,129,299
Union Pacific Corp. 14,669 3,448,682
12,120,860
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 1.8%
Abbott Laboratories 43,052 4,705,584
Align Technology, Inc.* 1,743 284,161
Baxter International, Inc.(a) 13,132 263,559
Becton Dickinson & Co. 7,084 1,441,452
Boston Scientific Corp.* 36,652 3,428,062
Cooper Cos., Inc. (The)* 4,932 401,366
Dexcom, Inc.* 9,901 723,169
Edwards Lifesciences Corp.* 14,482 1,178,256
GE HealthCare Technologies,
Inc. 11,119 878,067
Hologic, Inc.* 5,456 408,818
IDEXX Laboratories, Inc.* 1,988 1,332,875
Insulet Corp.* 1,784 456,365
Intuitive Surgical, Inc.* 8,787 4,430,581
Medtronic plc 31,693 3,263,111
ResMed, Inc.(a) 3,589 927,075
Solventum Corp.* 3,626 279,093
STERIS plc(a) 2,505 657,813
Stryker Corp. 8,511 3,145,325
Zimmer Biomet Holdings, Inc.
(a) 5,054 440,052
28,644,784
Health Care Providers & Services 1.5%
Cardinal Health, Inc. 5,845 1,255,974
Cencora , Inc. 4,773 1,714,557
Centene Corp.* 11,979 518,930
Cigna Group (The) 6,538 1,792,131
CVS Health Corp. 31,301 2,332,551
DaVita, Inc.*(a) 1,045 114,260
Elevance Health, Inc. 5,537 1,914,362
HCA Healthcare, Inc. 3,958 1,932,573
Henry Schein, Inc.*(a) 2,526 190,662
Humana, Inc. 2,983 582,282
Labcorp Holdings, Inc. 2,092 568,020
McKesson Corp. 3,077 2,557,633
Molina Healthcare, Inc.* 1,360 244,242
Quest Diagnostics, Inc. 2,852 533,410
UnitedHealth Group, Inc. 22,403 6,428,093
Universal Health Services,
Inc., Class B 1,439 289,613
22,969,293
Health Care REITs 0.3%
Alexandria Real Estate
Equities, Inc. 3,773 206,157
Healthpeak Properties, Inc. 17,562 302,769
Ventas, Inc. 11,497 892,972
Welltower, Inc. 16,924 3,187,804
4,589,702
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc. 14,700 272,391
Hotels, Restaurants & Leisure 1.7%
Airbnb, Inc., Class A* 10,420 1,348,035
Booking Holdings, Inc. 802 4,011,476
Carnival Corp.* 26,907 807,748
Chipotle Mexican Grill, Inc.,
Class A* 32,192 1,251,303
Darden Restaurants, Inc.(a) 2,869 571,935
Domino's Pizza, Inc. 812 333,188
DoorDash , Inc., Class A* 9,345 1,912,174
Expedia Group, Inc. 2,953 782,073

14 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings,
Inc. 5,750 1,716,432
Las Vegas Sands Corp. 7,865 414,721
Marriott International, Inc.,
Class A 5,452 1,719,016
McDonald's Corp. 17,652 5,560,380
MGM Resorts International* 5,144 172,530
Norwegian Cruise Line
Holdings Ltd.* 12,104 265,804
Royal Caribbean Cruises Ltd.
(a) 6,233 2,023,543
Starbucks Corp. 28,117 2,585,358
Wynn Resorts Ltd. 2,131 228,976
Yum! Brands, Inc. 6,792 1,056,156
26,760,848
Household Durables 0.2%
DR Horton, Inc. 6,822 1,015,386
Garmin Ltd. 3,953 797,083
Lennar Corp., Class A 5,350 585,023
NVR, Inc.* 68 519,230
PulteGroup, Inc.(a) 4,726 591,175
3,507,897
Household Products 0.8%
Church & Dwight Co., Inc. 5,443 523,889
Clorox Co. (The) 3,135 353,597
Colgate-Palmolive Co. 20,208 1,824,580
Kimberly-Clark Corp. 8,049 804,819
Procter & Gamble Co. (The) 57,940 8,793,554
12,300,439
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 18,944 277,530
Vistra Corp. 7,946 1,258,249
1,535,779
Industrial Conglomerates 0.4%
3M Co. 13,068 2,001,495
Honeywell International, Inc. 15,705 3,573,201
5,574,696
Industrial REITs 0.2%
Prologis, Inc. 22,956 2,997,135
Insurance 1.6%
Aflac, Inc. 11,727 1,301,111
Allstate Corp. (The) 6,484 1,290,251
American International Group,
Inc. 13,640 1,021,363
Aon plc, Class A 5,285 1,847,847
Arch Capital Group Ltd.* 8,990 863,400
Arthur J Gallagher & Co. 6,422 1,601,454
Assurant, Inc. 1,221 290,757
Brown & Brown, Inc. 7,393 533,035
Chubb Ltd. 9,172 2,839,284
Cincinnati Financial Corp. 3,707 596,419
Erie Indemnity Co., Class A(a) 645 182,541
Everest Group Ltd. 1,021 338,237
Globe Life, Inc. 2,103 294,883
Hartford Insurance Group, Inc.
(The) 6,718 907,333
Loews Corp. 4,353 459,546
Marsh & McLennan Cos., Inc. 12,138 2,284,250
Common Stocks
Shares Value ($)
Insurance
MetLife, Inc. 13,708 1,081,287
Principal Financial Group, Inc. 4,698 444,995
Progressive Corp. (The) 14,500 3,016,000
Prudential Financial, Inc. 8,507 945,213
Travelers Cos., Inc. (The) 5,527 1,572,487
W R Berkley Corp. 7,600 521,208
Willis Towers Watson plc 2,391 759,071
24,991,972
Interactive Media & Services 8.1%
Alphabet, Inc., Class A 144,169 48,729,122
Alphabet, Inc., Class C 115,227 39,007,797
Match Group, Inc. 6,222 193,815
Meta Platforms, Inc., Class A 53,968 38,668,072
126,598,806
IT Services 0.9%
Accenture plc, Class A 15,407 4,061,902
Akamai Technologies, Inc.*(a) 3,348 325,258
Cognizant Technology
Solutions Corp., Class A 11,771 965,928
EPAM Systems, Inc.* 1,412 294,543
Gartner, Inc.* 1,727 361,996
GoDaddy, Inc., Class A* 3,253 326,992
International Business
Machines Corp. 23,184 7,110,533
VeriSign, Inc. 2,138 522,164
13,969,316
Leisure Products 0.0%
†
Hasbro, Inc. 3,183 284,274
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc. 6,945 929,588
Bio-Techne Corp. 3,925 251,553
Charles River Laboratories
International, Inc.* 1,164 244,999
Danaher Corp. 15,578 3,409,868
IQVIA Holdings, Inc.* 4,292 987,804
Mettler-Toledo International,
Inc.* 482 661,902
Revvity , Inc.(a) 2,945 320,416
Thermo Fisher Scientific, Inc. 9,341 5,404,796
Waters Corp.* 1,484 550,148
West Pharmaceutical
Services, Inc. 1,798 415,554
13,176,628
Machinery 1.6%
Caterpillar, Inc. 11,588 7,617,488
Cummins, Inc. 3,442 1,992,298
Deere & Co. 6,230 3,289,440
Dover Corp. 3,484 701,991
Fortive Corp. 7,069 373,314
IDEX Corp. 1,925 382,209
Illinois Tool Works, Inc. 6,550 1,711,253
Ingersoll Rand, Inc. 9,039 778,168
Nordson Corp. 1,361 373,635
Otis Worldwide Corp. 9,545 815,334
PACCAR, Inc. 12,960 1,592,914
Parker-Hannifin Corp. 3,134 2,932,923
Pentair plc 4,074 429,277
Snap-on, Inc. 1,329 486,560
Stanley Black & Decker, Inc. 3,614 284,277

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2026 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
Machinery
Westinghouse Air Brake
Technologies Corp. 4,270 982,698
Xylem, Inc. 5,883 811,089
25,554,868
Media 0.2%
Charter Communications, Inc.,
Class A* 2,147 442,540
Fox Corp., Class A 4,872 354,584
Fox Corp., Class B 3,836 251,527
News Corp., Class A 9,259 250,271
News Corp., Class B 3,040 94,544
Omnicom Group, Inc. 8,103 624,255
Paramount Skydance Corp.,
Class B(a) 8,605 96,462
Trade Desk, Inc. (The), Class
A* 10,398 315,371
2,429,554
Metals & Mining 0.4%
Freeport-McMoRan, Inc. 35,560 2,141,779
Newmont Corp. 27,171 3,052,662
Nucor Corp. 5,475 973,017
Steel Dynamics, Inc. 3,508 629,931
6,797,389
Multi-Utilities 0.6%
Ameren Corp. 6,870 709,534
CenterPoint Energy, Inc.(a) 16,238 644,486
CMS Energy Corp. 7,578 541,751
Consolidated Edison, Inc. 9,033 963,189
Dominion Energy, Inc. 20,927 1,259,178
DTE Energy Co. 5,131 689,504
NiSource, Inc. 11,564 512,169
Public Service Enterprise
Group, Inc. 12,090 995,732
Sempra 16,101 1,400,948
WEC Energy Group, Inc.(a) 8,080 894,214
8,610,705
Office REITs 0.0%
†
BXP, Inc. 3,582 231,648
Oil, Gas & Consumable Fuels 2.7%
APA Corp. 8,779 231,853
Chevron Corp. 46,901 8,296,787
ConocoPhillips 30,621 3,191,627
Coterra Energy, Inc. 19,345 558,103
Devon Energy Corp. 16,044 645,129
Diamondback Energy, Inc.(a) 4,609 755,646
EOG Resources, Inc. 13,506 1,514,428
EQT Corp. 15,717 907,342
Expand Energy Corp. 5,932 666,816
Exxon Mobil Corp. 104,501 14,776,441
Kinder Morgan, Inc. 49,107 1,497,273
Marathon Petroleum Corp.(a) 7,412 1,305,920
Occidental Petroleum Corp. 18,057 819,607
ONEOK, Inc. 15,785 1,250,014
Phillips 66 10,068 1,445,362
Targa Resources Corp. 5,274 1,059,969
Texas Pacific Land Corp. 1,341 467,151
Valero Energy Corp. 7,684 1,394,108
Williams Cos., Inc. (The) 30,207 2,031,723
42,815,299
Common Stocks
Shares Value ($)
Passenger Airlines 0.2%
Delta Air Lines, Inc. 15,886 1,046,728
Southwest Airlines Co. 12,287 583,878
United Airlines Holdings, Inc.* 8,221 841,173
2,471,779
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 6,087 701,709
Kenvue , Inc. 46,266 805,029
1,506,738
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co. 50,348 2,771,657
Eli Lilly & Co. 19,666 20,396,592
Johnson & Johnson 59,716 13,570,461
Merck & Co., Inc. 61,785 6,813,032
Pfizer, Inc. 140,636 3,718,416
Viatris , Inc. 29,821 390,357
Zoetis, Inc., Class A 10,838 1,352,799
49,013,314
Professional Services 0.4%
Automatic Data Processing,
Inc. 9,984 2,464,251
Broadridge Financial
Solutions, Inc. 2,895 570,633
Dayforce, Inc.* 3,858 267,244
Equifax, Inc. 2,948 593,727
Jacobs Solutions, Inc. 3,011 407,268
Leidos Holdings, Inc. 3,171 597,036
Paychex, Inc. 8,105 835,869
Paycom Software, Inc.(a) 1,272 171,402
Verisk Analytics, Inc., Class A 3,513 763,937
6,671,367
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 7,248 1,234,552
CoStar Group, Inc.* 10,405 639,907
1,874,459
Residential REITs 0.2%
AvalonBay Communities, Inc. 3,501 622,023
Camden Property Trust 2,532 276,115
Equity Residential 8,642 538,569
Essex Property Trust, Inc. 1,631 410,800
Invitation Homes, Inc. 14,462 386,569
Mid-America Apartment
Communities, Inc. 2,703 363,013
UDR, Inc. 7,748 287,838
2,884,927
Retail REITs 0.2%
Federal Realty Investment
Trust 1,931 195,340
Kimco Realty Corp. 16,940 357,095
Realty Income Corp. 22,972 1,404,967
Regency Centers Corp. 3,642 265,393
Simon Property Group, Inc. 8,200 1,568,742
3,791,537
Semiconductors & Semiconductor Equipment 13.9%
Advanced Micro Devices, Inc.* 40,343 9,550,398
Analog Devices, Inc. 12,221 3,799,265
Applied Materials, Inc. 19,684 6,344,547
Broadcom, Inc. 117,019 38,768,395
First Solar, Inc.* 2,640 595,373

16 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Intel Corp.* 110,949 5,155,800
KLA Corp. 3,264 4,660,796
Lam Research Corp. 31,042 7,247,065
Microchip Technology, Inc. 13,386 1,016,265
Micron Technology, Inc. 27,814 11,539,472
Monolithic Power Systems,
Inc. 1,176 1,322,000
NVIDIA Corp. 602,149 115,088,738
NXP Semiconductors NV 6,251 1,413,601
ON Semiconductor Corp.*(a) 10,393 622,437
Qnity Electronics, Inc. 5,215 501,579
QUALCOMM, Inc. 26,433 4,006,979
Skyworks Solutions, Inc.(a) 3,705 206,591
Teradyne, Inc. 3,853 928,766
Texas Instruments, Inc. 22,488 4,847,288
217,615,355
Software 8.3%
Adobe, Inc.* 10,349 3,034,844
AppLovin Corp., Class A* 6,696 3,167,945
Autodesk, Inc.* 5,293 1,338,441
Cadence Design Systems,
Inc.* 6,732 1,995,096
Crowdstrike Holdings, Inc.,
Class A* 6,230 2,749,953
Datadog, Inc., Class A* 7,943 1,027,189
Fair Isaac Corp.*(a) 591 864,733
Fortinet, Inc.* 15,472 1,257,255
Gen Digital, Inc. 13,073 313,621
Intuit, Inc. 6,900 3,442,548
Microsoft Corp. 184,173 79,247,800
Oracle Corp. 41,622 6,850,149
Palantir Technologies, Inc.,
Class A* 56,548 8,289,371
Palo Alto Networks, Inc.* 16,939 2,997,695
PTC, Inc.* 3,054 476,821
Roper Technologies, Inc. 2,641 980,418
Salesforce, Inc. 23,590 5,007,921
ServiceNow, Inc.* 25,725 3,010,082
Synopsys, Inc.* 4,577 2,128,831
Trimble, Inc.* 5,911 399,584
Tyler Technologies, Inc.* 1,083 400,060
Workday, Inc., Class A* 5,501 966,141
129,946,498
Specialized REITs 0.7%
American Tower Corp. 11,525 2,066,202
Crown Castle, Inc. 10,628 922,617
Digital Realty Trust, Inc. 8,050 1,335,897
Equinix, Inc. 2,421 1,987,472
Extra Space Storage, Inc. 5,365 740,209
Iron Mountain, Inc. 7,280 670,706
Public Storage 3,976 1,098,131
SBA Communications Corp.,
Class A 2,587 476,293
VICI Properties, Inc., Class A 26,746 751,028
Weyerhaeuser Co. 17,989 463,756
10,512,311
Specialty Retail 1.7%
AutoZone, Inc.* 417 1,544,689
Best Buy Co., Inc. 4,660 303,366
Carvana Co., Class A* 3,489 1,399,473
Common Stocks
Shares Value ($)
Specialty Retail
Home Depot, Inc. (The) 24,610 9,218,660
Lowe's Cos., Inc. 13,863 3,702,253
O'Reilly Automotive, Inc.* 21,219 2,088,162
Ross Stores, Inc. 8,090 1,526,178
TJX Cos., Inc. (The) 27,578 4,131,460
Tractor Supply Co.(a) 13,420 682,809
Ulta Beauty, Inc.* 1,145 741,227
Williams-Sonoma, Inc.(a) 3,081 630,527
25,968,804
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc. 366,155 95,009,899
Dell Technologies, Inc., Class
C 7,628 872,948
Hewlett Packard Enterprise
Co. 33,711 725,461
HP, Inc. 23,150 450,036
NetApp, Inc. 4,791 461,613
Sandisk Corp.* 3,442 1,983,452
Seagate Technology Holdings
plc(a) 5,399 2,201,118
Super Micro Computer, Inc.*(a) 12,479 363,264
Western Digital Corp. 8,550 2,139,467
104,207,258
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp.* 3,746 447,048
Lululemon Athletica, Inc.* 2,760 481,620
NIKE, Inc., Class B 29,386 1,816,349
Ralph Lauren Corp., Class A 994 351,289
Tapestry, Inc. 5,089 645,845
3,742,151
Tobacco 0.6%
Altria Group, Inc. 41,313 2,560,993
Philip Morris International, Inc. 38,503 6,908,978
9,469,971
Trading Companies & Distributors 0.2%
Fastenal Co.(a) 28,340 1,228,822
United Rentals, Inc. 1,615 1,263,027
WW Grainger, Inc. 1,074 1,159,856
3,651,705
Water Utilities 0.0%
†
American Water Works Co.,
Inc. 4,958 640,227
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.(a) 11,927 2,352,124
Total Common Stocks
(cost $568,684,929) 1,468,026,592
Purchased Options 0.1%
Number of
Contracts
Call Options 0.1%
Future Equity Index Options: 0.1%
S&P 500 E-Mini Index
2/20/2026 at USD 7,050.00,
European Style
Notional Amount: USD
165,436,563
Exchange Traded
*
475 1,092,500

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2026 (Unaudited) - Statement of Investments - 17
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
3/20/2026 at USD 7,175.00,
American Style
Notional Amount: USD
165,436,563
Exchange Traded
*
475 1,086,562
Total Purchased Options
(cost $3,048,503) 2,179,062
Short-Term Investment 3.4%
Shares
U.S. Treasury Obligation 3.4%
U.S. Treasury Bills, 4.05%,
2/5/2026(a) 53,000,000 52,984,136
(cost $52,976,612)
Total Short-Term Investment
(cost $52,976,612) 52,984,136
Repurchase Agreements 0.9%
Principal
Amount ($)
CF Secured, LLC,
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $11,936,714,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050;
total market value
$12,175,451.(b) 11,933,075 11,933,075
Natixis Securities Americas
LLC,
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $1,000,305,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
3/31/2026 - 11/15/2055;
total market value
$1,020,311.(b) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
3.67%, dated 1/30/2026,
due 2/2/2026, repurchase
price $1,500,459,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.00%, maturing
8/25/2036 - 1/25/2056;
total market value
$1,530,468.(b) 1,500,000 1,500,000
Total Repurchase Agreements
(cost $14,433,075) 14,433,075
Total Investments
(cost $639,143,119) — 98.0% 1,537,622,865
Other assets in excess of liabilities — 2.0% 31,370,847
NET ASSETS — 100.0%
$ 1,568,993,712
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan
as of January 31, 2026 was $73,407,010, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $14,433,075 and by
$60,570,400 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.38%, and maturity dates ranging from 1/31/2026 -
8/15/2054, a total value of $75,003,475.
(b) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of January 31, 2026 was
$14,433,075.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

18 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Futures contracts outstanding as of January 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 1,276 3/2026 USD 146,899,500 (2,375,000)
Total long contracts (2,375,000)
Short Contracts
S&P 500 E-Mini Index (14) 3/2026 USD (4,876,025) 18,347
Total short contracts 18,347
Net contracts (2,356,653)
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2026 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

20 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,468,026,592 $ – $ – $ 1,468,026,592
Futures Contracts 18,347 – – 18,347
Purchased Option 2,179,062 – – 2,179,062
Repurchase Agreements – 14,433,075 – 14,433,075
Short-Term Investment – 52,984,136 – 52,984,136
Total Assets $ 1,470,224,001 $ 67,417,211 $ – $ 1,537,641,212
Liabilities:
Futures Contracts $ (2,375,000) $ – $ – $ (2,375,000)
Total Liabilities $ (2,375,000) $ – $ – $ (2,375,000)
Total $ 1,467,849,001 $ 67,417,211 $ – $ 1,535,266,212

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2026 (Unaudited) - Statement of Investments - 21
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2026:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,179,062
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 18,347
Total $ 2,197,409
Liabilities:
Futures Contracts
Interest rate risk
Unrealized depreciation from futures contracts $ (2,375,000)
Total $ (2,375,000)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Fund
Common Stocks 98.8%
Shares Value ($)
Aerospace & Defense 1.4%
Howmet Aerospace, Inc. 119,288 24,821,447
Banks 3.8%
Bank of America Corp. 616,723 32,809,664
Wells Fargo & Co. 390,980 35,379,780
68,189,444
Beverages 0.8%
PepsiCo, Inc. 93,251 14,326,151
Biotechnology 1.9%
AbbVie, Inc. 151,818 33,856,932
Broadline Retail 5.7%
Amazon.com, Inc.* 425,413 101,801,331
Building Products 1.5%
Trane Technologies plc 65,177 27,412,143
Capital Markets 3.9%
Intercontinental Exchange, Inc. 74,549 12,955,125
Morgan Stanley 220,958 40,391,122
S&P Global, Inc. 33,129 17,485,155
70,831,402
Chemicals 2.5%
Ecolab, Inc. 75,833 21,384,148
Linde plc 50,183 22,932,125
44,316,273
Commercial Services & Supplies 0.6%
Waste Connections, Inc. 62,999 10,558,632
Construction Materials 1.0%
Martin Marietta Materials, Inc. 28,479 18,566,884
Consumer Finance 1.4%
American Express Co. 71,541 25,194,594
Consumer Staples Distribution & Retail 1.6%
Costco Wholesale Corp. 13,514 12,706,538
Walmart, Inc. 140,399 16,727,137
29,433,675
Electric Utilities 3.3%
Entergy Corp. 101,335 9,717,013
NextEra Energy, Inc. 269,491 23,688,259
Southern Co. (The) 293,690 26,229,454
59,634,726
Electrical Equipment 1.1%
Eaton Corp. plc 53,283 18,724,712
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp., Class A 155,663 22,427,925
Entertainment 1.5%
Walt Disney Co. (The) 245,344 27,674,803
Financial Services 2.6%
Mastercard, Inc., Class A 87,603 47,199,620
Ground Transportation 1.7%
CSX Corp. 493,173 18,622,213
Old Dominion Freight Line, Inc. 67,901 11,760,453
30,382,666
Health Care Equipment & Supplies 2.1%
Boston Scientific Corp.* 220,963 20,666,669
Stryker Corp. 45,440 16,792,807
37,459,476
Common Stocks
Shares Value ($)
Health Care Providers & Services 1.4%
UnitedHealth Group, Inc. 88,138 25,289,436
Hotels, Restaurants & Leisure 4.2%
Booking Holdings, Inc. 6,094 30,481,213
Hilton Worldwide Holdings,
Inc. 68,277 20,381,367
McDonald's Corp. 75,386 23,746,590
74,609,170
Insurance 0.9%
Arthur J Gallagher & Co. 64,126 15,991,101
Interactive Media & Services 11.0%
Alphabet, Inc., Class C 316,491 107,141,698
Meta Platforms, Inc., Class A 126,685 90,769,803
197,911,501
Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc. 38,230 22,120,260
Oil, Gas & Consumable Fuels 3.0%
EQT Corp. 278,009 16,049,460
Exxon Mobil Corp. 266,385 37,666,839
53,716,299
Pharmaceuticals 3.4%
Eli Lilly & Co. 20,107 20,853,975
Johnson & Johnson 172,553 39,212,669
60,066,644
Semiconductors & Semiconductor Equipment 16.8%
ASML Holding NV
(Registered), ADR-NL 10,274 14,619,902
Broadcom, Inc. 140,246 46,463,500
NVIDIA Corp. 948,597 181,305,345
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 72,874 24,089,229
Texas Instruments, Inc. 166,236 35,832,170
302,310,146
Software 8.7%
Cadence Design Systems,
Inc.* 34,620 10,259,983
Intuit, Inc. 21,528 10,740,750
Microsoft Corp. 296,508 127,584,427
ServiceNow, Inc.* 67,540 7,902,856
156,488,016
Specialty Retail 3.1%
AutoZone, Inc.* 2,354 8,719,899
Lowe's Cos., Inc. 119,587 31,936,904
TJX Cos., Inc. (The) 104,411 15,641,812
56,298,615
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc. 375,729 97,494,161
Total Investments
(cost $1,272,998,621) — 98.8% 1,775,108,185
Other assets in excess of liabilities — 1.2% 22,230,713
NET ASSETS — 100.0%
$ 1,797,338,898

Nationwide Fund - January 31, 2026 (Unaudited) - Statement of Investments - 23
* Denotes a non-income producing security. ADR American Depositary Receipt
NL Netherlands
TW Taiwan

24 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Fund - January 31, 2026 (Unaudited) - Statement of Investments - 25
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,775,108,185 $ – $ – $ 1,775,108,185
Total $ 1,775,108,185 $ – $ – $ 1,775,108,185
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
Common Stocks 95 .1%
Shares Value ($)
Aerospace & Defense 7 .5%
Axon Enterprise, Inc.* 16,855 8,150,741
HEICO Corp., Class A 46,174 11,755,439
19,906,180
Building Products 3 .0%
Advanced Drainage Systems,
Inc. 46,163 7,018,623
Fortune Brands Innovations,
Inc.(a) 19,035 1,029,793
8,048,416
Capital Markets 4 .4%
Intercontinental Exchange, Inc. 41,603 7,229,769
Raymond James Financial,
Inc. 28,090 4,659,008
11,888,777
Commercial Services & Supplies 6 .6%
Copart, Inc.* 159,704 6,480,788
Rollins, Inc. 176,744 11,194,965
17,675,753
Construction & Engineering 1 .1%
API Group Corp.* 67,869 2,821,314
Construction Materials 2 .1%
Vulcan Materials Co. 18,250 5,484,855
Distributors 1 .7%
Pool Corp. 17,927 4,555,071
Electrical Equipment 0 .4%
Generac Holdings, Inc.* 6,134 1,030,757
Electronic Equipment, Instruments & Components 9 .4%
Amphenol Corp., Class A 89,320 12,869,226
Cognex Corp. 19,746 764,960
Keysight Technologies, Inc.* 53,558 11,586,202
25,220,388
Food Products 0 .6%
Freshpet, Inc.* 21,958 1,530,473
Ground Transportation 1 .6%
Old Dominion Freight Line, Inc. 25,397 4,398,760
Health Care Equipment & Supplies 8 .9%
Align Technology, Inc.* 9,001 1,467,433
Cooper Cos., Inc. (The)* 30,580 2,488,600
Dexcom, Inc.* 45,225 3,303,234
IDEXX Laboratories, Inc.* 12,689 8,507,467
STERIS plc 30,974 8,133,773
23,900,507
Health Care Providers & Services 1 .8%
HealthEquity, Inc.* 54,974 4,709,623
Health Care Technology 0 .7%
Veeva Systems, Inc., Class A* 9,665 1,970,887
Household Products 1 .9%
Church & Dwight Co., Inc. 53,787 5,176,999
Insurance 1 .8%
Ryan Specialty Holdings, Inc.,
Class A(a) 97,550 4,709,714
IT Services 2 .5%
EPAM Systems, Inc.* 18,364 3,830,730
Gartner, Inc.* 13,633 2,857,613
6,688,343
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 2 .1%
Charles River Laboratories
International, Inc.* 3,760 791,405
Repligen Corp.* 32,766 4,894,257
5,685,662
Machinery 2 .2%
IDEX Corp. 30,269 6,009,910
Professional Services 6 .3%
Broadridge Financial
Solutions, Inc. 28,087 5,536,229
SS&C Technologies Holdings,
Inc. 24,327 1,992,138
UL Solutions, Inc., Class A(a) 28,667 2,013,283
Verisk Analytics, Inc., Class A 32,975 7,170,743
16,712,393
Real Estate Management & Development 1 .8%
CoStar Group, Inc.* 76,202 4,686,423
Semiconductors & Semiconductor Equipment 3 .0%
Monolithic Power Systems,
Inc. 7,017 7,888,161
Software 13 .1%
Bentley Systems, Inc., Class B 53,582 1,881,800
BlackLine, Inc.* 17,122 795,659
Cadence Design Systems,
Inc.* 28,881 8,559,173
Datadog, Inc., Class A* 34,113 4,411,493
HubSpot, Inc.* 11,351 3,178,280
Intuit, Inc. 9,004 4,492,276
Roper Technologies, Inc. 9,711 3,605,015
Trimble, Inc.* 30,482 2,060,583
Tyler Technologies, Inc.* 16,618 6,138,689
35,122,968
Specialty Retail 8 .8%
Burlington Stores, Inc.* 24,030 7,109,516
O'Reilly Automotive, Inc.* 126,651 12,463,725
Ulta Beauty, Inc.* 6,158 3,986,443
23,559,684
Trading Companies & Distributors 1 .8%
Watsco, Inc. 12,333 4,766,088
Total Common Stocks
(cost $139,086,001) 254,148,106
Rights 0 .0%
†
Number of
Rights
Health Care Equipment & Supplies 0 .0%
†
ABIOMED, Inc., CVR*^∞ 15,020 0
Total Rights
(cost $15,321) 0

Nationwide Geneva Mid Cap Growth Fund - January 31, 2026 (Unaudited) - Statement of Investments - 27
Repurchase Agreement 0 .9%
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $2,305,522,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050;
total market value
$2,351,633.(b) 2,304,819 2,304,819
Total Repurchase Agreement
(cost $2,304,819) 2,304,819
Total Investments
(cost $141,406,141) — 96.0% 256,452,925
Other assets in excess of liabilities — 4.0% 10,607,865
NET ASSETS — 100.0%
$ 267,060,790
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $2,250,533, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,304,819.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $2,304,819.
CVR Contingent Value Rights

28 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Geneva Mid Cap Growth Fund - January 31, 2026 (Unaudited) - Statement of Investments - 29
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 254,148,106 $ – $ – $ 254,148,106
Repurchase Agreement – 2,304,819 – 2,304,819
Rights – – – –
Total $ 254,148,106 $ 2,304,819 $ – $ 256,452,925
As of January 31, 2026, The Fund held one rights investment that was categorized as a Level 3 investment which was valued at
$0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

30 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide GQG US Quality Equity Fund
Common Stocks 99 .4%
Shares Value ($)
Automobiles 2 .0%
Ford Motor Co. 355,491 4,934,215
Beverages 6 .0%
Anheuser-Busch InBev SA/NV,
ADR-BE(a) 71,756 5,143,470
Coca-Cola Co. (The) 102,128 7,640,196
PepsiCo, Inc. 15,272 2,346,237
15,129,903
Capital Markets 2 .7%
CME Group, Inc. 23,186 6,702,145
Consumer Staples Distribution & Retail 2 .5%
Kroger Co. (The) 99,795 6,272,116
Diversified Telecommunication Services 8 .9%
AT&T, Inc. 457,940 12,002,608
Verizon Communications, Inc. 231,789 10,319,246
22,321,854
Electric Utilities 15 .8%
American Electric Power Co.,
Inc. 93,493 11,198,124
Duke Energy Corp. 51,409 6,238,482
Exelon Corp. 148,200 6,636,396
NextEra Energy, Inc. 77,509 6,813,041
PPL Corp. 102,084 3,700,545
Xcel Energy, Inc. 66,744 5,076,549
39,663,137
Financial Services 2 .7%
Berkshire Hathaway, Inc.,
Class B* 14,425 6,931,645
Gas Utilities 1 .0%
Atmos Energy Corp. 15,543 2,585,423
Health Care Providers & Services 4 .4%
Cigna Group (The) 40,000 10,964,400
Insurance 17 .5%
Allstate Corp. (The) 39,948 7,949,253
American International Group,
Inc. 138,834 10,395,890
Cincinnati Financial Corp. 39,070 6,285,972
Old Republic International
Corp. 87,977 3,446,059
Progressive Corp. (The) 63,708 13,251,264
RenaissanceRe Holdings Ltd. 9,009 2,537,835
43,866,273
Metals & Mining 0 .5%
Agnico Eagle Mines Ltd. 6,237 1,188,149
Multi-Utilities 2 .1%
CenterPoint Energy, Inc. 132,691 5,266,506
Oil, Gas & Consumable Fuels 8 .2%
Chevron Corp. 24,370 4,311,053
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Enbridge, Inc. 118,098 5,767,906
Exxon Mobil Corp. 73,915 10,451,581
20,530,540
Pharmaceuticals 8 .6%
Johnson & Johnson 51,323 11,663,152
Novartis AG, ADR 66,504 9,887,814
21,550,966
Tobacco 13 .7%
Altria Group, Inc. 182,353 11,304,062
Philip Morris International, Inc. 128,590 23,074,190
34,378,252
Water Utilities 2 .8%
American Water Works Co.,
Inc. 55,556 7,173,946
Total Common Stocks
(cost $231,630,769) 249,459,470
Repurchase Agreement 1 .2%
Principal
Amount ($)
CF Secured, LLC,
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $3,005,491,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050;
total market value
$3,065,602.(b) 3,004,575 3,004,575
Total Repurchase Agreement
(cost $3,004,575) 3,004,575
Total Investments
(cost $234,635,344) — 100.6% 252,464,045
Liabilities in excess of other assets — (0.6)% (1,569,380)
NET ASSETS — 100.0%
$ 250,894,665
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $2,960,384, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,004,575.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $3,004,575.
ADR American Depositary Receipt
BE Belgium

Nationwide GQG US Quality Equity Fund - January 31, 2026 (Unaudited) - Statement of Investments - 31
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

32 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide GQG US Quality Equity Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 249,459,470 $ – $ – $ 249,459,470
Repurchase Agreement – 3,004,575 – 3,004,575
Total $ 249,459,470 $ 3,004,575 $ – $ 252,464,045
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis All Cap Growth Fund - January 31, 2026 (Unaudited) - Statement of Investments - 33
Common Stocks 99 .4%
Shares Value ($)
Aerospace & Defense 4 .5%
Boeing Co. (The)* 40,187 9,392,506
Air Freight & Logistics 1 .1%
Expeditors International of
Washington, Inc. 14,329 2,300,378
Automobile Components 0 .4%
Mobileye Global, Inc., Class
A*(a) 88,106 791,192
Automobiles 7 .8%
Tesla, Inc.* 38,256 16,465,765
Beverages 4 .2%
Boston Beer Co., Inc. (The),
Class A* 4,019 858,539
Monster Beverage Corp.* 98,954 7,991,525
8,850,064
Biotechnology 5 .3%
Alnylam Pharmaceuticals, Inc.* 16,363 5,531,676
CRISPR Therapeutics AG* 18,480 923,261
Regeneron Pharmaceuticals,
Inc. 6,426 4,764,557
11,219,494
Broadline Retail 6 .5%
Alibaba Group Holding Ltd.,
ADR-CN(a) 3,910 662,979
Amazon.com, Inc.* 53,849 12,886,066
13,549,045
Capital Markets 2 .8%
FactSet Research Systems,
Inc. 4,520 1,149,707
MSCI, Inc., Class A 3,749 2,283,966
SEI Investments Co. 28,233 2,480,269
5,913,942
Entertainment 7 .1%
Netflix, Inc.* 125,710 10,495,528
Walt Disney Co. (The) 38,843 4,381,490
14,877,018
Financial Services 4 .5%
Block, Inc., Class A* 21,778 1,316,045
PayPal Holdings, Inc. 20,314 1,070,345
Visa, Inc., Class A(a) 22,174 7,136,258
9,522,648
Health Care Equipment & Supplies 1 .0%
Intuitive Surgical, Inc.* 4,267 2,151,507
Health Care Technology 2 .6%
Doximity, Inc., Class A* 69,153 2,591,163
Veeva Systems, Inc., Class A* 14,109 2,877,107
5,468,270
Hotels, Restaurants & Leisure 2 .6%
Starbucks Corp. 29,000 2,666,550
Yum China Holdings, Inc.(a) 27,864 1,377,039
Yum! Brands, Inc. 9,624 1,496,532
5,540,121
Interactive Media & Services 16 .1%
Alphabet, Inc., Class A 50,658 17,122,404
Meta Platforms, Inc., Class A 23,257 16,663,640
33,786,044
Common Stocks
Shares Value ($)
IT Services 2 .3%
Shopify, Inc., Class A* 35,924 4,714,307
Life Sciences Tools & Services 0 .9%
Illumina, Inc.* 12,265 1,776,095
Machinery 1 .1%
Deere & Co. 4,518 2,385,504
Pharmaceuticals 3 .3%
Novartis AG, ADR 11,480 1,706,846
Novo Nordisk A/S, ADR-DK(a) 52,797 3,137,726
Roche Holding AG, ADR(a) 34,699 1,969,168
6,813,740
Semiconductors & Semiconductor Equipment 14 .1%
ARM Holdings plc, ADR*(a) 29,399 3,097,479
NVIDIA Corp. 128,233 24,509,173
QUALCOMM, Inc. 13,231 2,005,687
29,612,339
Software 10 .7%
Autodesk, Inc.* 17,749 4,488,190
Microsoft Corp. 11,824 5,087,749
Oracle Corp. 50,240 8,268,499
Salesforce, Inc. 12,171 2,583,781
Workday, Inc., Class A* 11,446 2,010,261
22,438,480
Textiles, Apparel & Luxury Goods 0 .5%
NIKE, Inc., Class B 18,108 1,119,255
Total Common Stocks
(cost $75,383,193) 208,687,714
Repurchase Agreement 4 .0%
Principal
Amount ($)
CF Secured, LLC,
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $8,491,537,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050;
total market value
$8,661,369.(b) 8,488,948 8,488,948
Total Repurchase Agreement
(cost $8,488,948) 8,488,948
Total Investments
(cost $83,872,141) — 103.4% 217,176,662
Liabilities in excess of other assets — (3.4)% (7,142,808)
NET ASSETS — 100.0%
$ 210,033,854

34 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Loomis All Cap Growth Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $8,977,224, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $8,488,948 and by $860,968 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.13%, and maturity dates ranging from
2/5/2026 - 8/15/2054, a total value of $9,349,916.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $8,488,948.
ADR American Depositary Receipt
CN China
DK Denmark

Nationwide Loomis All Cap Growth Fund - January 31, 2026 (Unaudited) - Statement of Investments - 35
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

36 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Loomis All Cap Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 208,687,714 $ – $ – $ 208,687,714
Repurchase Agreement – 8,488,948 – 8,488,948
Total $ 208,687,714 $ 8,488,948 $ – $ 217,176,662
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Renaissance Small Cap Growth Fund (formerly, Nationwide WCM Focused Small Cap Fund) - January 31, 2026 (Unaudit-
ed) - Statement of Investments - 37
Common Stocks 94 .9%
Shares Value ($)
Aerospace & Defense 2 .9%
Cadre Holdings, Inc. 37,867 1,515,059
Automobile Components 2 .9%
Dorman Products, Inc.* 12,177 1,512,383
Banks 6 .6%
Axos Financial, Inc.* 9,198 910,510
Live Oak Bancshares, Inc. 7,467 298,381
Pathward Financial, Inc. 6,148 555,103
QCR Holdings, Inc. 9,442 852,235
Triumph Financial, Inc.* 13,344 841,873
3,458,102
Building Products 6 .1%
CSW Industrials, Inc. 4,401 1,188,182
Hayward Holdings, Inc.* 124,422 2,008,171
3,196,353
Chemicals 10 .9%
Ashland, Inc. 16,111 985,349
Element Solutions, Inc. 95,624 2,782,658
Quaker Chemical Corp. 12,535 1,927,131
5,695,138
Construction & Engineering 0 .6%
Limbach Holdings, Inc.* 3,651 313,913
Electronic Equipment, Instruments & Components 10 .9%
Cognex Corp. 36,290 1,405,875
ePlus, Inc. 28,240 2,423,274
Insight Enterprises, Inc.* 13,320 1,119,146
Itron, Inc.* 7,985 791,154
5,739,449
Ground Transportation 3 .0%
Landstar System, Inc. 10,611 1,584,859
Health Care Equipment & Supplies 3 .8%
ICU Medical, Inc.* 13,266 1,988,573
Health Care Providers & Services 9 .1%
Addus HomeCare Corp.* 28,342 2,932,830
Pennant Group, Inc. (The)* 66,711 1,842,558
4,775,388
Hotels, Restaurants & Leisure 2 .6%
Wyndham Hotels & Resorts,
Inc. 18,464 1,343,995
Insurance 8 .0%
Skyward Specialty Insurance
Group, Inc.* 32,920 1,468,890
Stewart Information Services
Corp. 10,291 693,922
White Mountains Insurance
Group Ltd. 1,008 2,061,290
4,224,102
Leisure Products 3 .0%
YETI Holdings, Inc.* 34,093 1,558,391
Machinery 5 .0%
Hillman Solutions Corp.* 220,936 2,070,170
Kadant, Inc. 1,670 536,137
2,606,307
Personal Care Products 2 .6%
Interparfums, Inc. 14,234 1,388,811
Common Stocks
Shares Value ($)
Professional Services 9 .5%
CBIZ, Inc.* 25,433 1,000,789
ICF International, Inc. 16,952 1,580,774
Verra Mobility Corp., Class A* 125,261 2,417,537
4,999,100
Real Estate Management & Development 4 .0%
Cushman & Wakefield Ltd.* 127,791 2,100,884
Semiconductors & Semiconductor Equipment 1 .0%
Power Integrations, Inc. 11,291 518,709
Software 1 .5%
ACI Worldwide, Inc.* 18,210 789,586
Specialty Retail 0 .9%
Group 1 Automotive, Inc. 1,332 471,874
Total Investments
(cost $38,274,824) — 94.9% 49,780,976
Other assets in excess of liabilities — 5.1% 2,648,357
NET ASSETS — 100.0%
$ 52,429,333
* Denotes a non-income producing security.

38 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Renaissance Small Cap Growth Fund (formerly, Nation-
wide WCM Focused Small Cap Fund)
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Renaissance Small Cap Growth Fund (formerly, Nationwide WCM Focused Small Cap Fund) - January 31, 2026 (Unaudit-
ed) - Statement of Investments - 39
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 49,780,976 $ – $ – $ 49,780,976
Total $ 49,780,976 $ – $ – $ 49,780,976
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

40 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks 91 .2%
Shares Value ($)
Aerospace & Defense 3 .3%
Howmet Aerospace, Inc. 18,365 3,821,389
L3Harris Technologies, Inc. 46,587 15,972,353
Northrop Grumman Corp. 8,511 5,891,825
25,685,567
Air Freight & Logistics 0 .7%
FedEx Corp. 17,401 5,607,472
Automobiles 0 .9%
Ford Motor Co. 537,774 7,464,303
Banks 10 .2%
Bank of America Corp. 241,874 12,867,697
Citigroup, Inc. 81,314 9,408,843
Columbia Banking System,
Inc. 182,497 5,372,712
Comerica, Inc. 155,101 13,752,806
First Horizon Corp. 425,281 10,415,132
JPMorgan Chase & Co. 74,940 22,923,396
Truist Financial Corp. 107,149 5,509,601
80,250,187
Biotechnology 0 .9%
Gilead Sciences, Inc. 50,103 7,112,121
Broadline Retail 2 .1%
Amazon.com, Inc.* 70,548 16,882,136
Building Products 1 .3%
Carlisle Cos., Inc.(a) 16,189 5,518,668
Fortune Brands Innovations,
Inc.(a) 84,370 4,564,417
10,083,085
Capital Markets 3 .8%
Charles Schwab Corp. (The) 82,653 8,589,300
CME Group, Inc. 18,269 5,280,837
Goldman Sachs Group, Inc.
(The) 7,076 6,618,961
Morgan Stanley 53,015 9,691,142
30,180,240
Communications Equipment 3 .7%
Cisco Systems, Inc. 369,920 28,972,134
Construction Materials 1 .1%
CRH plc 71,389 8,738,728
Consumer Finance 0 .9%
Capital One Financial Corp. 31,426 6,880,094
Containers & Packaging 1 .3%
International Paper Co. 142,831 5,758,946
Packaging Corp. of America 19,110 4,252,931
10,011,877
Diversified Telecommunication Services 1 .9%
AT&T, Inc. 379,415 9,944,467
Verizon Communications, Inc. 111,119 4,947,018
14,891,485
Electric Utilities 0 .6%
Constellation Energy Corp. 15,581 4,373,275
Electrical Equipment 1 .7%
Emerson Electric Co. 28,251 4,151,767
Hubbell, Inc., Class B(a) 19,389 9,460,669
13,612,436
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components 0 .4%
TE Connectivity plc(a) 15,204 3,387,147
Energy Equipment & Services 1 .4%
SLB Ltd. 227,473 11,005,144
Entertainment 0 .8%
Walt Disney Co. (The) 57,431 6,478,217
Financial Services 4 .3%
Berkshire Hathaway, Inc.,
Class B* 52,535 25,244,644
Voya Financial, Inc. 112,173 8,599,182
33,843,826
Ground Transportation 1 .7%
CSX Corp. 362,370 13,683,091
Health Care Equipment & Supplies 2 .2%
Alcon AG CHF(a) 45,753 3,705,078
Medtronic plc 130,119 13,397,052
17,102,130
Health Care Providers & Services 3 .5%
Elevance Health, Inc. 29,650 10,251,191
UnitedHealth Group, Inc. 60,077 17,237,894
27,489,085
Hotels, Restaurants & Leisure 0 .9%
Las Vegas Sands Corp. 139,817 7,372,550
Household Products 1 .4%
Colgate-Palmolive Co. 118,589 10,707,401
Industrial Conglomerates 0 .7%
Honeywell International, Inc. 26,011 5,918,023
Insurance 6 .1%
American International Group,
Inc. 77,267 5,785,753
Aon plc, Class A 36,843 12,881,787
Assurant, Inc. 93,200 22,193,716
Old Republic International
Corp. 178,907 7,007,787
47,869,043
IT Services 0 .9%
International Business
Machines Corp. 22,236 6,819,781
Life Sciences Tools & Services 1 .8%
Danaher Corp. 17,373 3,802,776
Thermo Fisher Scientific, Inc. 17,981 10,403,986
14,206,762
Machinery 2 .1%
Caterpillar, Inc. 10,142 6,666,945
Dover Corp. 47,544 9,579,641
16,246,586
Media 1 .9%
Omnicom Group, Inc. 196,799 15,161,395
Metals & Mining 1 .9%
Freeport-McMoRan, Inc. 147,155 8,863,146
Newmont Corp. 58,078 6,525,063
15,388,209
Multi-Utilities 0 .6%
Dominion Energy, Inc. 83,410 5,018,780
Oil, Gas & Consumable Fuels 8 .6%
Diamondback Energy, Inc. 48,311 7,920,588

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - January 31, 2026 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
EQT Corp. 72,516 4,186,349
Expand Energy Corp. 43,274 4,864,430
Exxon Mobil Corp. 180,628 25,540,799
Marathon Petroleum Corp. 38,330 6,753,363
Permian Resources Corp.,
Class A 540,036 8,710,781
Phillips 66 40,006 5,743,261
Valero Energy Corp. 20,443 3,708,974
67,428,545
Passenger Airlines 1 .4%
Delta Air Lines, Inc. 164,379 10,830,932
Personal Care Products 1 .3%
Estee Lauder Cos., Inc. (The),
Class A 88,976 10,257,153
Pharmaceuticals 5 .7%
Bristol-Myers Squibb Co. 206,015 11,341,126
Johnson & Johnson 121,653 27,645,644
Pfizer, Inc. 218,363 5,773,518
44,760,288
Semiconductors & Semiconductor Equipment 4 .2%
Applied Materials, Inc. 53,248 17,162,895
Texas Instruments, Inc. 72,627 15,654,750
32,817,645
Software 0 .8%
Dolby Laboratories, Inc., Class
A 103,662 6,654,064
Specialized REITs 0 .9%
Weyerhaeuser Co. 285,335 7,355,936
Trading Companies & Distributors 0 .5%
Ferguson Enterprises, Inc. 14,877 3,755,847
Wireless Telecommunication Services 0 .8%
Vodafone Group plc, ADR-UK 417,636 6,118,367
Total Common Stocks
(cost $540,044,263) 718,421,087
Purchased Options 0 .1%
Number of
Contracts
Call Options 0 .1%
Future Equity Index Options: 0.1%
S&P 500 E-Mini Index
2/20/2026 at USD 7,050.00,
European Style
Notional Amount: USD
75,578,388
Exchange Traded
*
217 499,100
S&P 500 E-Mini Index
3/20/2026 at USD 7,175.00,
American Style
Notional Amount: USD
75,578,388
Exchange Traded
*
217 496,388
Total Purchased Options
(cost $1,392,684) 995,488
Short-Term Investment 3 .3%
Shares Value ($)
U.S. Treasury Obligation 3.3%
U.S. Treasury Bills, 4.05%,
2/5/2026(a) 26,000,000 25,992,217
Total Short-Term Investment
(cost $25,988,527) 25,992,217
Repurchase Agreements 2 .1%
Principal
Amount ($)
CF Secured, LLC,
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $14,370,027,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050;
total market value
$14,657,431.(b) 14,365,646 14,365,646
Marex Capital Markets, Inc.,
3.72%, dated 1/30/2026,
due 2/2/2026, repurchase
price $2,000,620,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.25%, maturing
4/15/2026 - 2/15/2055;
total market value
$2,040,633.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $16,365,646) 16,365,646
Total Investments
(cost $583,791,120) — 96.7% 761,774,438
Other assets in excess of liabilities — 3.3% 25,994,560
NET ASSETS — 100.0%
$ 787,768,998
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan
as of January 31, 2026 was $41,865,948, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $16,365,646 and by
$26,523,650 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.38%, and maturity dates ranging from 1/31/2026 -
8/15/2053, a total value of $42,889,296.
(b) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of January 31, 2026 was
$16,365,646.

42 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom
Currency:
CHF Switzerland Franc
USD United States Dollar
Futures contracts outstanding as of January 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-mini Index 529 3/2026 USD 57,359,470 2,037,168
U.S. Treasury Long Bond 603 3/2026 USD 69,420,375 (1,122,355)
Total long contracts 914,813
Short Contracts
S&P 500 E-Mini Index (179) 3/2026 USD (62,343,462) (590,526)
Total short contracts (590,526)
Net contracts 324,287
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - January 31, 2026 (Unaudited) - Statement of Investments - 43
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

44 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 718,421,087 $ – $ – $ 718,421,087
Futures Contracts 2,037,168 – – 2,037,168
Purchased Option 995,488 – – 995,488
Repurchase Agreements – 16,365,646 – 16,365,646
Short-Term Investment – 25,992,217 – 25,992,217
Total Assets $ 721,453,743 $ 42,357,863 $ – $ 763,811,606
Liabilities:
Futures Contracts $ (1,712,881) $ – $ – $ (1,712,881)
Total Liabilities $ (1,712,881) $ – $ – $ (1,712,881)
Total $ 719,740,862 $ 42,357,863 $ – $ 762,098,725

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - January 31, 2026 (Unaudited) - Statement of Investments - 45
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2026:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 995,488
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 2,037,168
Total $ 3,032,656
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (590,526)
Interest rate risk Unrealized depreciation from futures contracts (1,122,355)
Total $ (1,712,881)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 10.3%
Principal
Amount ($) Value ($)
BERMUDA 0.3%
Other 0.3%
Symphony CLO 36 Ltd.,
Series 2025-52A, Class
AR, 0.00%, 1/20/2036(a)
(b) 4,325,000 4,326,285
CAYMAN ISLANDS 7.4%
Other 7.4%
Bain Capital Credit
CLO, Series 2019-1A,
Class BR3, 0.00%,
4/19/2034(a)(b) 4,825,000 4,831,490
Balboa Bay Loan Funding
Ltd., Series 2020-1A,
Class A1RR, 4.96%,
10/20/2035(a)(b) 3,625,000 3,633,595
Carlyle US CLO Ltd.
Series 2024-2A, Class
B, 5.72%, 4/25/2037(a)
(b) 2,600,000 2,606,966
Series 2021-8A,
Class A1R, 4.94%,
10/15/2038(a)(b) 6,425,000 6,454,240
Series 2021-1A,
Class A1AR, 5.04%,
1/15/2040(a)(b) 3,200,000 3,213,792
CBAMR Ltd.
Series 2017-4A,
Class A1R, 5.09%,
3/31/2038(a)(b) 4,500,000 4,524,493
Series 2020-12A,
Class A1R2, 4.92%,
1/20/2039(a)(b) 3,510,000 3,521,060
Cedar Funding IX CLO
Ltd., Series 2018-9A,
Class AR, 5.09%,
7/20/2037(a)(b) 2,060,000 2,067,776
CIFC Funding Ltd., Series
2025-2A, Class A,
4.80%, 4/15/2038(a)(b) 6,875,000 6,881,854
Elmwood CLO 29 Ltd.,
Series 2024-5A,
Class AR2, 5.37%,
4/20/2037(a)(b) 1,750,000 1,752,585
Elmwood CLO 39 Ltd.,
Series 2025-2A, Class
A1, 4.81%, 4/17/2038(a)
(b) 3,550,000 3,552,112
Elmwood CLO 41 Ltd.,
Series 2025-4A, Class
A, 5.02%, 7/17/2038(a)
(b) 4,700,000 4,721,878
Kennedy Lewis CLO
20 Ltd., Series 2024-
20A, Class A, 4.97%,
1/25/2038(a)(b) 8,200,000 8,225,658
Magnetite XVII Ltd., Series
2016-17A, Class AR2,
5.17%, 4/20/2037(a)(b) 4,000,000 4,008,164
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
OCP CLO Ltd., Series
2017-14A, Class A1R,
5.04%, 7/20/2037(a)(b) 5,100,000 5,115,591
Octagon 57 Ltd., Series
2021-1A, Class B1R,
5.12%, 10/15/2034(a)(b) 3,930,000 3,931,037
OHA Credit Funding 15-R
Ltd., Series 2023-
15RA, Class A, 4.96%,
7/20/2038(a)(b) 6,250,000 6,278,125
OHA Credit Funding 7
Ltd., Series 2020-7A,
Class A1R2, 4.95%,
7/19/2038(a)(b) 6,025,000 6,055,505
Palmer Square CLO
Ltd., Series 2019-1A,
Class A1R2, 5.10%,
8/14/2038(a)(b) 5,200,000 5,222,334
Palmer Square Loan
Funding Ltd., Series
2022-3A, Class A1BR,
5.07%, 4/15/2031(a)(b) 1,443,785 1,446,634
Park Blue CLO Ltd., Series
2022-2A, Class A1R,
5.09%, 7/20/2037(a)(b) 1,450,000 1,453,708
Trinitas CLO XXXI Ltd.,
Series 2024-31A, Class
A1, 5.02%, 1/22/2038(a)
(b) 3,125,000 3,132,912
Venture 38 CLO Ltd.,
Series 2019-38A,
Class ARR, 4.67%,
7/30/2032(a)(b) 2,925,743 2,927,779
Wind River CLO Ltd.,
Series 2023-1A,
Class A1R, 5.14%,
7/25/2038(a)(b) 7,900,000 7,936,269
103,495,557
IRELAND 0.4%
Other 0.4%
Ares European CLO XXI
DAC, Series 21A, Class
B, 3.72%, 4/15/2038(a)
(b) EUR 680,000 806,168
CVC Cordatus Loan Fund
III DAC, Series 3A,
Class B1R3, 3.71%,
5/26/2038(a)(b) 1,700,000 1,989,386
Penta CLO DAC, Series
2021-2A, Class BR,
3.67%, 4/15/2038(a)(b) 1,740,000 2,063,953
Sound Point Euro CLO 14
Funding DAC, Series
14A, Class B, 3.63%,
4/20/2039(a)(b) 1,400,000 1,666,128
6,525,635

2 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
JERSEY 0.8%
Other 0.8%
GoldenTree Loan
Management US CLO
20 Ltd., Series 2024-
20A, Class A, 5.12%,
7/20/2037(a)(b) 3,600,000 3,610,080
Halseypoint CLO 7
Ltd., Series 2023-7A,
Class A1R, 5.12%,
7/20/2038(a)(b) 4,000,000 4,012,596
Neuberger Berman Loan
Advisers CLO 50 Ltd.,
Series 2022-50A, Class
AR, 4.92%, 7/23/2036(a)
(b) 2,450,000 2,451,953
10,074,629
UNITED STATES 1.4%
Automobiles 0.5%
Exeter Automobile
Receivables Trust
Series 2025-1A, Class
A2, 4.70%, 9/15/2027 3,633 3,634
Series 2025-1A, Class
A3, 4.67%, 8/15/2028 525,000 525,690
GMF Floorplan Owner
Revolving Trust, Series
2023-1, Class A1,
5.34%, 6/15/2028(b) 2,200,000 2,211,890
Santander Drive Auto
Receivables Trust
Series 2025-1, Class A2,
4.76%, 8/16/2027 22,417 22,424
Series 2025-1, Class A3,
4.74%, 1/16/2029 1,900,000 1,904,498
World Omni Auto
Receivables Trust,
Series 2023-A, Class
A4, 4.66%, 5/15/2029 2,425,000 2,438,801
7,106,937
Credit Card 0.7%
American Express Credit
Account Master Trust,
Series 2025-3, Class A,
4.51%, 4/15/2032 3,025,000 3,082,086
Barclays Dryrock Issuance
Trust, Series 2023-
1, Class A, 4.72%,
2/15/2029 4,400,000 4,408,313
Discover Card Execution
Note Trust, Series 2023-
A1, Class A, 4.31%,
3/15/2028 2,300,000 2,301,475
9,791,874
Home Equity 0.0%
†
J.P. Morgan Mortgage
Trust, Series 2023-
HE3, Class A1, 5.30%,
5/20/2054(a)(b) 355,025 356,365
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other 0.2%
PPM CLO 6-R Ltd., Series
2022-6RA, Class A1R,
5.62%, 1/20/2037(a)(b) 3,300,000 3,310,883
Sunnova Hestia I Issuer
LLC, Series 2023-
GRID1, Class 1A,
5.75%, 12/20/2050(b) 237,843 233,772
3,544,655
20,799,831
Total Asset-Backed Securities
(cost  $144,280,845) 145,221,937
Collateralized Mortgage Obligations 5.5%
UNITED STATES 5.5%
Angel Oak Mortgage Trust
Series 2021-8, Class A1,
1.82%, 11/25/2066(a)(b) 2,475,507 2,243,519
Series 2025-7, Class A1,
5.51%, 6/25/2070(b)(c) 3,397,759 3,433,843
Series 2025-11,
Class A1, 4.97%,
10/25/2070(a)(b) 3,832,630 3,845,410
BRAVO Residential
Funding Trust, Series
2024-NQM5, Class A1,
5.80%, 6/25/2064(b)(c) 1,857,077 1,879,901
Connecticut Avenue
Securities, Series
2025-R01, Class 1M2,
5.20%, 1/25/2045(a)(b) 1,000,000 1,000,309
Connecticut Avenue
Securities Trust
Series 2024-R01,
Class 1M2, 5.50%,
1/25/2044(a)(b) 600,000 606,438
Series 2024-R03,
Class 2M2, 5.65%,
3/25/2044(a)(b) 675,000 682,159
Deephaven Residential
Mortgage Trust, Series
2021-4, Class A2,
2.09%, 11/25/2066(a)(b) 1,577,036 1,408,412
EFMT, Series 2025-INV2,
Class A1, 5.39%,
5/26/2070(b)(c) 4,785,159 4,832,160
Ellington Financial
Mortgage Trust, Series
2021-2, Class A1,
0.93%, 6/25/2066(a)(b) 2,388,877 2,045,768
FHLMC REMICS, Series
5502, Class FG, 4.70%,
2/25/2055(a) 1,248,743 1,253,389
FHLMC STACR REMIC
Trust, Series 2024-
DNA2, Class M1,
4.90%, 5/25/2044(a)(b) 1,510,325 1,514,101

Nationwide Bond Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 3
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Connecticut Avenue
Securities Trust
FHLMC STACR Trust,
Series 2019-HQA2,
Class M2, 5.86%,
4/25/2049(a)(b) 471,292 478,338
FNMA REMICS, Series
2025-11, Class FB,
4.70%, 3/25/2055(a) 2,284,834 2,296,227
GCAT Trust, Series
2021-NQM4, Class A1,
1.09%, 8/25/2066(a)(b) 6,356,710 5,381,514
GNMA REMICS, Series
2021-135, Class A,
2.00%, 8/20/2051 6,251,581 5,192,735
J.P. Morgan Mortgage
Trust
Series 2025-2,
Class A4A, 5.50%,
7/25/2055(a)(b) 900,646 905,818
Series 2024-VIS2,
Class A1, 5.85%,
11/25/2064(b)(c) 1,392,559 1,408,561
Series 2025-NQM5,
Class A1A, 4.88%,
5/25/2065(b)(c) 3,884,432 3,899,668
Morgan Stanley
Residential Mortgage
Loan Trust
Series 2025-NQM2,
Class A1A, 5.63%,
1/25/2070(b)(c) 4,059,314 4,108,218
Series 2026-DSC1,
Class A1, 4.77%,
1/25/2071(a)(b) 3,450,000 3,452,368
OBX Trust
Series 2021-NQM4,
Class A1, 1.96%,
10/25/2061(a)(b) 5,364,462 4,649,401
Series 2022-NQM1,
Class A1, 2.31%,
11/25/2061(a)(b) 1,731,021 1,584,158
Series 2025-NQM11,
Class A1A, 5.42%,
5/25/2065(b)(c) 2,170,311 2,195,345
Series 2025-NQM15,
Class A1A, 5.14%,
7/27/2065(b)(c) 3,117,433 3,141,685
Series 2025-NQM21,
Class A1A, 4.99%,
10/25/2065(b)(c) 3,762,242 3,781,671
Starwood Mortgage
Residential Trust, Series
2022-1, Class A1,
2.45%, 12/25/2066(a)(b) 3,746,834 3,395,502
Towd Point Mortgage
Trust, Series 2020-1,
Class A2A, 3.10%,
1/25/2060(a)(b) 770,000 707,912
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Verus Securitization Trust
Series 2021-7, Class A1,
2.83%, 10/25/2066(b)(c) 3,961,338 3,675,301
Series 2024-5, Class A1,
6.19%, 6/25/2069(b)(c) 579,243 587,649
Series 2025-INV1, Class
A1, 5.55%, 2/25/2070(b)
(c) 1,476,929 1,495,057
77,082,537
0
Total Collateralized Mortgage Obligations
(cost $76,726,473) 77,082,537
Commercial Mortgage-Backed Securities 7.0%
UNITED STATES 7.0%
ALA Trust , Series 2025-
OANA, Class A, 5.42%,
6/15/2040(a)(b) 2,529,484 2,550,036
BANK
Series 2021-BN31,
Class AS, 2.21%,
2/15/2054(a) 3,374,301 2,953,632
Series 2022-BNK43,
Class A5, 4.40%,
8/15/2055 1,250,000 1,228,443
Series 2020-BN27,
Class A5, 2.14%,
4/15/2063 796,000 711,570
Series 2025-BNK51,
Class A5, 5.29%,
12/25/2067 3,250,000 3,346,394
Series 2025-BNK51,
Class B, 5.90%,
12/25/2067(a) 3,000,000 3,064,157
Bank of America Merrill
Lynch Commercial
Mortgage Trust , Series
2016-UB10, Class A4,
3.17%, 7/15/2049 511,395 510,190
BANK5
Series 2024-5YR8,
Class A3, 5.88%,
8/15/2057 875,000 917,052
Series 2024-5YR9,
Class AS, 6.18%,
8/15/2057(a) 1,400,000 1,465,494
Series 2025-5YR17,
Class AS, 5.63%,
11/15/2058(a) 2,300,000 2,373,747
Series 2025-5YR18,
Class A3, 5.15%,
12/15/2058 6,000,000 6,169,245
Series 2025-5YR19,
Class A3, 5.27%,
12/15/2058 6,000,000 6,204,982
Series 2025-5YR19,
Class AS, 5.61%,
12/15/2058 3,000,000 3,086,749
BBCMS Mortgage Trust

4 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Portfolio
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2024-C24, Class
A5, 5.42%, 2/15/2057 1,075,000 1,121,486
Series 2024-C26, Class
B, 5.94%, 5/15/2057(a) 1,750,000 1,807,503
Series 2025-5C36,
Class A3, 5.52%,
8/15/2058 1,950,000 2,033,418
Benchmark Mortgage
Trust , Series 2024-
V8, Class A3, 6.19%,
7/15/2057(a) 1,050,000 1,109,358
BFLD Commercial
Mortgage Trust , Series
2025-660F, Class B,
5.48%, 11/15/2042(a)(b) 3,000,000 3,012,794
BLP Commercial Mortgage
Trust , Series 2024-
IND2, Class A, 5.02%,
3/15/2041(a)(b) 1,434,899 1,436,244
BMO Mortgage Trust
Series 2024-5C4, Class
A3, 6.53%, 5/15/2057(a) 1,900,000 2,015,287
Series 2024-C9, Class
A5, 5.76%, 7/15/2057 1,300,000 1,382,463
BX Commercial Mortgage
Trust
Series 2024-XL5, Class
A, 5.07%, 3/15/2041(a)
(b) 979,346 980,570
Series 2024-AIRC,
Class A, 5.37%,
8/15/2041(a)(b) 910,614 912,606
BX Trust
Series 2025-ROIC,
Class A, 4.82%,
3/15/2030(a)(b) 4,528,280 4,532,341
Series 2024-BIO, Class
A, 5.32%, 2/15/2041(a)
(b) 1,100,000 1,100,000
Series 2024-PAT, Class
A, 5.77%, 3/15/2041(a)
(b) 650,000 649,797
Series 2024-PAT, Class
B, 6.72%, 3/15/2041(a)
(b) 225,000 224,930
Series 2025-ARIA,
Class A, 5.03%,
12/13/2042(a)(b) 3,700,000 3,762,829
Citigroup Commercial
Mortgage Trust , Series
2019-GC41, Class A4,
2.62%, 8/10/2056 500,000 473,461
Durst Commercial
Mortgage Trust , Series
2025-151, Class A,
5.32%, 8/10/2042(a)(b) 2,150,000 2,196,478
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series K077, Class A2,
3.85%, 5/25/2028(a) 2,000,000 2,000,356
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 999,817
Series K544, Class A2,
4.27%, 7/25/2030(a) 3,350,000 3,378,768
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 912,336
Series KF153, Class AS,
4.47%, 2/25/2033(a) 602,712 605,592
FNMA ACES REMICS,
Series 2022-M1,
Class A2, 1.67%,
10/25/2031(a) 1,000,000 873,488
Houston Galleria Mall
Trust , Series 2025-
HGLR, Class A, 5.46%,
2/5/2045(a)(b) 1,200,000 1,247,453
IRV Trust , Series 2025-
200P, Class A, 5.29%,
3/14/2047(a)(b) 2,100,000 2,157,297
J.P. Morgan Chase
Commercial Mortgage
Securities Trust
Series 2022-NLP, Class
B, 5.04%, 4/15/2037(a)
(b) 1,408,912 1,391,301
Series 2024-OMNI,
Class A, 5.80%,
10/5/2039(a)(b) 1,500,000 1,528,359
JPMBB Commercial
Mortgage Securities
Trust , Series 2015-
C30, Class AS, 4.23%,
7/15/2048(a) 479,427 469,848
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 491,780
KIND Commercial
Mortgage Trust , Series
2024-1, Class A, 5.57%,
8/15/2041(a)(b) 750,000 750,937
LEX Mortgage Trust ,
Series 2024-BBG, Class
A, 4.87%, 10/13/2033(a)
(b) 1,600,000 1,609,993
Morgan Stanley Capital
I Trust , Series 2017-
H1, Class AS, 3.77%,
6/15/2050 500,000 493,121
MSWF Commercial
Mortgage Trust
Series 2023-1, Class A5,
5.75%, 5/15/2056 3,000,000 3,174,982
Series 2023-2, Class A2,
6.89%, 12/15/2056 1,638,532 1,724,129

Nationwide Bond Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 5
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
NYC Commercial
Mortgage Trust , Series
2025-11X, Class A,
5.42%, 10/15/2040(a)(b) 1,800,000 1,813,967
NYC Trust , Series 2025-
77C, Class A, 4.79%,
1/10/2036(a)(b) 4,350,000 4,365,768
One New York Plaza
Trust , Series 2020-
1NYP, Class A, 4.75%,
1/15/2036(a)(b) 1,300,000 1,261,000
ROCK Trust
Series 2024-CNTR,
Class A, 5.39%,
11/13/2041(b) 2,700,000 2,777,510
Series 2024-CNTR,
Class B, 5.93%,
11/13/2041(b) 850,000 878,156
Wells Fargo Commercial
Mortgage Trust
Series 2019-C52, Class
A5, 2.89%, 8/15/2052 530,000 503,569
Series 2016-C33, Class
A4, 3.43%, 3/15/2059 265,237 264,772
99,007,555
Total Commercial Mortgage-Backed
Securities
(cost $98,617,536)
99,007,555
Corporate Bonds 22.3%
BELGIUM 0.1%
Beverages 0.1%
Anheuser-Busch Cos.
LLC, 4.70%, 2/1/2036 715,000 705,109
BERMUDA 0.1%
Beverages 0.1%
Bacardi-Martini BV, 5.55%,
2/1/2030(b) 1,250,000 1,286,789
CANADA 0.2%
Capital Markets 0.0%
†
Brookfield Finance, Inc.,
4.85%, 3/29/2029 300,000 305,108
Oil, Gas & Consumable Fuels 0.1%
Enbridge, Inc., 2.50%,
8/1/2033(d) 1,900,000 1,631,238
Professional Services 0.0%
†
Thomson Reuters Corp.,
3.35%, 5/15/2026 100,000 99,767
Software 0.1%
Constellation Software,
Inc., 5.46%,
2/16/2034(b)(d) 1,572,000 1,581,116
3,617,229
DENMARK 0.1%
Biotechnology 0.1%
GENMAB A/S, 6.25%,
12/15/2032(b)(d) 1,350,000 1,383,801
Corporate Bonds
Principal
Amount ($) Value ($)
GERMANY 0.0%
†
Capital Markets 0.0%
†
Deutsche Bank AG,
(SOFR + 1.22%),
2.31%, 11/16/2027(e) 150,000 147,886
IRELAND 0.3%
Consumer Finance 0.3%
AerCap Ireland Capital
DAC
3.30%, 1/30/2032 2,289,000 2,117,780
3.40%, 10/29/2033 825,000 742,800
Avolon Holdings
Funding Ltd., 5.15%,
1/15/2030(b) 1,078,000 1,096,435
3,957,015
MEXICO 0.3%
Beverages 0.1%
Coca-Cola Femsa SAB de
CV, 2.75%, 1/22/2030 1,852,000 1,749,147
Construction & Engineering 0.2%
Mexico City Airport
Trust, Reg. S, 3.88%,
4/30/2028 2,510,000 2,463,475
4,212,622
NETHERLANDS 0.2%
Semiconductors & Semiconductor Equipment 0.2%
NXP BV
3.15%, 5/1/2027 265,000 262,086
3.40%, 5/1/2030(d) 750,000 723,355
2.50%, 5/11/2031 1,950,000 1,764,438
2,749,879
SAUDI ARABIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Saudi Arabian Oil Co.
Reg. S, 3.50%,
4/16/2029 2,370,000 2,312,167
5.75%, 7/17/2054(b) 200,000 189,771
2,501,938
SOUTH KOREA 0.0%
†
Metals & Mining 0.0%
†
POSCO, 5.75%,
1/17/2028(b) 350,000 360,520
SPAIN 0.3%
Banks 0.2%
Banco Santander SA,
6.92%, 8/8/2033 2,400,000 2,646,176
Diversified Telecommunication Services 0.1%
Telefonica Emisiones SA,
4.67%, 3/6/2038 1,575,000 1,435,911
4,082,087
SWITZERLAND 0.1%
Capital Markets 0.1%
UBS Group AG
(SOFR + 1.76%),
5.58%, 5/9/2036(b)(d)(e) 945,000 979,643

6 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND
Capital Markets
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.76%), 9.25%,
11/13/2033(b)(e)(f) 370,000 432,744
1,412,387
UNITED ARAB EMIRATES 0.3%
Oil, Gas & Consumable Fuels 0.2%
Galaxy Pipeline Assets
Bidco Ltd., Reg. S,
2.63%, 3/31/2036 2,770,000 2,438,102
Transportation Infrastructure 0.1%
DP World Crescent Ltd.,
5.50%, 5/8/2035(b) 1,600,000 1,638,589
4,076,691
UNITED KINGDOM 0.8%
Banks 0.2%
Barclays plc, (SOFR
+ 1.59%), 5.79%,
2/25/2036(d)(e) 1,735,000 1,807,972
NatWest Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.27%), 5.52%,
9/30/2028(e) 275,000 281,615
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.05%), 5.12%,
5/23/2031(e) 565,000 579,589
2,669,176
Consumer Finance 0.0%
†
Macquarie Airfinance
Holdings Ltd., 6.40%,
3/26/2029(b)(d) 185,000 194,336
Diversified Telecommunication Services 0.2%
British
Telecommunications plc,
9.62%, 12/15/2030(c) 2,020,000 2,457,143
Ground Transportation 0.1%
Ashtead Capital, Inc.,
5.80%, 4/15/2034(b) 1,352,000 1,417,461
Tobacco 0.3%
BAT Capital Corp.
3.56%, 8/15/2027(d) 300,000 298,092
2.26%, 3/25/2028(d) 970,000 935,226
7.75%, 10/19/2032(d) 110,000 128,394
6.00%, 2/20/2034(d) 2,584,000 2,761,779
BAT International Finance
plc, 4.45%, 3/16/2028(d) 325,000 327,687
4,451,178
11,189,294
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES 19.3%
Aerospace & Defense 0.8%
Boeing Co. (The)
5.04%, 5/1/2027(d) 200,000 202,105
5.15%, 5/1/2030 840,000 863,317
6.53%, 5/1/2034 1,089,000 1,204,701
3.38%, 6/15/2046 1,100,000 778,812
3.85%, 11/1/2048 2,525,000 1,876,066
6.86%, 5/1/2054 1,145,000 1,291,091
Carpenter Technology
Corp., 5.63%,
3/1/2034(b) 1,495,000 1,517,083
GE Capital International
Funding Co. Unlimited
Co., 4.42%, 11/15/2035 475,000 462,302
Howmet Aerospace, Inc.,
4.85%, 10/15/2031(d) 650,000 667,292
Huntington Ingalls
Industries, Inc., 3.48%,
12/1/2027(d) 500,000 495,053
TransDigm, Inc., 6.25%,
1/31/2034(b)(d) 1,460,000 1,508,865
10,866,687
Automobiles 0.0%
†
Hyundai Capital America,
6.20%, 9/21/2030(b) 235,000 251,283
Banks 2.3%
Bank of America Corp.
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(e) 500,000 499,293
(SOFR + 1.63%),
5.20%, 4/25/2029(e) 2,745,000 2,811,817
(SOFR + 1.06%),
2.09%, 6/14/2029(e) 3,325,000 3,177,986
(SOFR + 1.31%),
5.51%, 1/24/2036(e) 1,000,000 1,038,086
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.20%), 2.48%,
9/21/2036(d)(e) 1,209,000 1,061,039
6.11%, 1/29/2037(d) 2,125,000 2,275,359
Citigroup, Inc.
4.45%, 9/29/2027(d) 400,000 402,581
(SOFR + 1.35%),
3.06%, 1/25/2033(d)(e) 2,500,000 2,289,099
(SOFR + 1.83%),
6.02%, 1/24/2036(e) 825,000 860,066
First Horizon Corp.,
(SOFR + 1.77%),
5.51%, 3/7/2031(e) 230,000 236,850
JPMorgan Chase & Co.
(CME Term SOFR 3
Month + 2.52%), 2.96%,
5/13/2031(d)(e) 1,775,000 1,672,867
(SOFR + 0.84%),
4.35%, 1/22/2032(d)(e) 4,460,000 4,448,252
(SOFR + 1.68%),
5.57%, 4/22/2036(e) 705,000 735,564

Nationwide Bond Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
(SOFR + 1.07%),
4.90%, 1/22/2037(e) 6,095,000 6,048,625
(SOFR + 1.30%),
5.19%, 2/5/2037(e) 1,810,000 1,802,589
M&T Bank Corp.
(SOFR + 2.80%),
7.41%, 10/30/2029(e) 260,000 281,835
(SOFR + 1.85%),
5.05%, 1/27/2034(e) 2,730,000 2,740,722
US Bancorp, (SOFR
+ 2.02%), 5.78%,
6/12/2029(e) 325,000 337,390
Wells Fargo & Co., (SOFR
+ 2.10%), 4.90%,
7/25/2033(e) 366,000 370,665
33,090,685
Beverages 0.2%
Keurig Dr Pepper, Inc.
3.95%, 4/15/2029 573,000 567,664
3.20%, 5/1/2030 1,370,000 1,303,581
Pernod Ricard
International Finance
LLC, 1.63%, 4/1/2031(b)
(d) 1,780,000 1,550,546
3,421,791
Biotechnology 0.2%
AbbVie, Inc., 4.25%,
11/21/2049 46,000 37,888
Amgen, Inc.
5.25%, 3/2/2030(d) 973,000 1,009,572
5.25%, 3/2/2033 1,461,000 1,511,910
2,559,370
Building Products 0.3%
Builders FirstSource, Inc.,
6.75%, 5/15/2035(b)(d) 1,440,000 1,512,906
Carlisle Cos., Inc., 2.75%,
3/1/2030(d) 1,121,000 1,059,287
Carrier Global Corp.
2.70%, 2/15/2031(d) 650,000 602,833
5.90%, 3/15/2034 865,000 925,688
4,100,714
Capital Markets 1.2%
Ares Capital Corp., 2.15%,
7/15/2026 175,000 173,343
Barings BDC, Inc., 3.30%,
11/23/2026 25,000 24,703
Blackstone Private Credit
Fund, 6.00%, 1/29/2032 1,300,000 1,303,662
Blackstone Secured
Lending Fund, 5.88%,
11/15/2027(d) 2,400,000 2,447,886
Charles Schwab Corp.
(The), 2.45%, 3/3/2027 205,000 202,153
FactSet Research
Systems, Inc., 2.90%,
3/1/2027 925,000 913,869
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
FS KKR Capital Corp.,
2.63%, 1/15/2027 500,000 488,338
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 163,000 161,136
LPL Holdings, Inc., 4.00%,
3/15/2029(b)(d) 915,000 902,345
Morgan Stanley
3.63%, 1/20/2027(d) 1,000,000 998,588
(SOFR + 1.59%),
5.16%, 4/20/2029(e) 1,205,000 1,231,476
(SOFR + 1.73%),
5.47%, 1/18/2035(e) 420,000 434,471
(SOFR + 1.76%),
5.66%, 4/17/2036(e) 895,000 934,996
(SOFR + 1.36%),
2.48%, 9/16/2036(e) 5,050,000 4,440,617
Stonex Escrow
Issuer LLC, 6.88%,
7/15/2032(b) 1,460,000 1,506,281
16,163,864
Chemicals 0.2%
Cabot Corp., 4.00%,
7/1/2029 720,000 713,785
EIDP, Inc., 2.30%,
7/15/2030 395,000 365,596
Solstice Advanced
Materials, Inc., 5.63%,
9/30/2033(b) 1,505,000 1,512,955
2,592,336
Commercial Services & Supplies 0.0%
†
Cintas Corp. No. 2, 3.70%,
4/1/2027 4,000 3,991
Republic Services, Inc.,
3.95%, 5/15/2028 180,000 180,375
184,366
Communications Equipment 0.1%
Motorola Solutions, Inc.,
4.60%, 5/23/2029(d) 1,758,000 1,779,217
Construction & Engineering 0.3%
AECOM, 6.00%,
8/1/2033(b) 1,465,000 1,500,742
Quanta Services, Inc.
2.90%, 10/1/2030 100,000 93,740
2.35%, 1/15/2032 505,000 447,084
5.25%, 8/9/2034 2,147,000 2,197,869
4,239,435
Construction Materials 0.0%
†
Martin Marietta Materials,
Inc., 3.50%, 12/15/2027 300,000 297,516
Consumer Finance 0.1%
Capital One Financial
Corp., 3.75%,
7/28/2026(d) 550,000 549,145

8 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Consumer Finance
Ford Motor Credit Co.
LLC, 5.85%, 5/17/2027 558,000 567,154
1,116,299
Diversified Consumer Services 0.3%
Cornell University, Series
2025, 4.73%, 6/15/2035 2,130,000 2,132,551
Graham Holdings Co.,
5.63%, 12/1/2033(b) 1,615,000 1,622,789
3,755,340
Diversified REITs 0.1%
GLP Capital LP, 5.75%,
6/1/2028 510,000 522,580
VICI Properties LP, 4.50%,
1/15/2028(b) 250,000 250,708
773,288
Diversified Telecommunication Services 0.3%
AT&T, Inc.
2.75%, 6/1/2031(d) 575,000 528,780
4.85%, 3/1/2039 1,750,000 1,655,970
Comcast Corp.
5.30%, 6/1/2034(d) 531,000 545,433
3.75%, 4/1/2040 1,500,000 1,232,523
Sprint Capital Corp.,
8.75%, 3/15/2032 255,000 308,811
4,271,517
Electric Utilities 0.4%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 92,527
Arizona Public Service
Co., 2.20%, 12/15/2031 210,000 184,689
Commonwealth Edison
Co., 2.20%, 3/1/2030 149,000 138,301
Duke Energy Corp.,
4.30%, 3/15/2028 90,000 90,595
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 99,758
Indiana Michigan
Power Co., 3.85%,
5/15/2028(d) 200,000 199,700
Interstate Power and
Light Co., 4.10%,
9/26/2028(d) 100,000 100,144
NRG Energy, Inc., 6.25%,
11/1/2034(b)(d) 1,470,000 1,509,092
Oncor Electric Delivery Co.
LLC
4.15%, 6/1/2032(d) 125,000 122,060
4.55%, 9/15/2032(d) 160,000 159,820
Pacific Gas and Electric
Co., 3.30%, 8/1/2040 550,000 417,561
PacifiCorp, 2.70%,
9/15/2030 100,000 92,307
PPL Capital Funding, Inc.,
3.10%, 5/15/2026(d) 50,000 49,881
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Southern Co. (The),
Series 21-B, 1.75%,
3/15/2028(d) 550,000 525,532
Southwestern Electric
Power Co., Series N,
1.65%, 3/15/2026 250,000 249,325
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 88,847
Wisconsin Power and
Light Co.
1.95%, 9/16/2031 35,000 30,645
3.95%, 9/1/2032(d) 155,000 149,251
Xcel Energy, Inc.
3.35%, 12/1/2026 775,000 771,486
1.75%, 3/15/2027(d) 850,000 829,234
5,900,755
Electrical Equipment 0.2%
Regal Rexnord Corp.,
6.30%, 2/15/2030(d) 2,286,000 2,423,772
Electronic Equipment, Instruments & Components 0.1%
Allegion US Holding Co.,
Inc.
3.55%, 10/1/2027(d) 60,000 59,486
5.60%, 5/29/2034(d) 695,000 726,485
CDW LLC, 3.25%,
2/15/2029 125,000 120,643
906,614
Financial Services 0.4%
Block Financial LLC,
2.50%, 7/15/2028 275,000 263,441
Global Payments, Inc.
5.30%, 8/15/2029(d) 3,065,000 3,138,292
5.55%, 11/15/2035 1,365,000 1,353,557
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 98,882
1.35%, 3/15/2031 100,000 86,272
Rocket Mortgage LLC,
4.00%, 10/15/2033(b)(d) 1,630,000 1,496,714
6,437,158
Food Products 1.0%
Bunge Ltd. Finance Corp.,
4.20%, 9/17/2029(d) 792,000 792,952
Campbell's Co. (The)
5.40%, 3/21/2034 1,802,000 1,832,799
4.75%, 3/23/2035(d) 508,000 487,060
General Mills, Inc., 4.20%,
4/17/2028(d) 250,000 250,807
J M Smucker Co. (The),
6.20%, 11/15/2033(d) 602,000 651,438
Mars, Inc.
4.80%, 3/1/2030(b)(d) 725,000 740,719
5.00%, 3/1/2032(b) 2,250,000 2,312,167
5.20%, 3/1/2035(b) 6,550,000 6,706,196

Nationwide Bond Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Food Products
McCormick & Co., Inc.,
0.90%, 2/15/2026(d) 250,000 249,712
14,023,850
Gas Utilities 0.0%
†
Atmos Energy Corp.,
3.00%, 6/15/2027(d) 50,000 49,514
ONE Gas, Inc., 4.25%,
9/1/2032 195,000 192,126
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029(d) 100,000 97,914
339,554
Ground Transportation 0.1%
Penske Truck Leasing Co.
LP, 5.25%, 7/1/2029(b)
(d) 1,558,000 1,601,597
Health Care Equipment & Supplies 0.3%
Alcon Finance Corp.,
3.00%, 9/23/2029(b) 562,000 539,561
Solventum Corp.
5.40%, 3/1/2029(d) 727,000 753,410
5.45%, 3/13/2031(d) 1,315,000 1,371,958
5.60%, 3/23/2034 925,000 961,754
3,626,683
Health Care Providers & Services 2.1%
Adventist Health System,
Series 2025, 4.74%,
12/1/2030 2,765,000 2,766,281
Adventist Health System,
5.76%, 12/1/2034(d) 645,000 666,708
Ascension Health,
Series 2025, 4.92%,
11/15/2035 1,340,000 1,341,011
Cencora, Inc.
2.80%, 5/15/2030 100,000 94,184
2.70%, 3/15/2031 2,923,000 2,695,141
Cigna Group (The), 5.13%,
5/15/2031(d) 3,265,000 3,368,583
CommonSpirit Health
4.35%, 9/1/2030(d) 1,080,000 1,073,761
4.98%, 9/1/2035(d) 1,645,000 1,620,529
CVS Health Corp., 4.78%,
3/25/2038 1,900,000 1,783,360
Elevance Health, Inc.,
4.60%, 9/15/2032(d) 3,385,000 3,380,997
HCA, Inc.
5.25%, 6/15/2026 500,000 500,516
4.50%, 2/15/2027 2,725,000 2,730,827
4.13%, 6/15/2029(d) 270,000 269,402
5.45%, 4/1/2031(d) 2,115,000 2,198,876
Humana, Inc., 5.95%,
3/15/2034 325,000 336,367
Laboratory Corp. of
America Holdings,
4.80%, 10/1/2034 463,000 457,168
PeaceHealth Obligated
Group, 4.34%,
11/15/2028(d) 855,000 859,285
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Health Care Providers & Services
UnitedHealth Group, Inc.
5.00%, 4/15/2034(d) 1,525,000 1,540,337
3.05%, 5/15/2041(d) 1,125,000 846,402
5.88%, 2/15/2053 775,000 778,731
5.05%, 4/15/2053(d) 1,021,000 916,857
30,225,323
Hotels, Restaurants & Leisure 1.3%
Acushnet Co., 5.63%,
12/1/2033(b)(d) 1,630,000 1,645,322
Carnival Corp., 5.75%,
8/1/2032(b) 1,470,000 1,509,725
Choice Hotels
International, Inc.
3.70%, 12/1/2029(d) 1,215,000 1,185,808
3.70%, 1/15/2031 3,009,000 2,882,205
5.85%, 8/1/2034(d) 713,000 730,493
Expedia Group, Inc.,
3.25%, 2/15/2030(d) 1,271,000 1,220,328
Hilton Domestic Operating
Co., Inc., 5.50%,
3/31/2034(b) 1,385,000 1,391,681
Hyatt Hotels Corp., 5.50%,
6/30/2034(d) 1,853,000 1,911,234
Las Vegas Sands Corp.
5.63%, 6/15/2028 690,000 706,431
6.00%, 6/14/2030 250,000 260,808
Marriott International, Inc.,
4.88%, 5/15/2029(d) 591,000 604,581
Marriott International,
Inc., Series HH, 2.85%,
4/15/2031(d) 3,000,000 2,784,132
McDonald's Corp., 3.50%,
7/1/2027(d) 750,000 746,839
Viking Cruises Ltd., 5.88%,
10/15/2033(b) 1,485,000 1,505,481
19,085,068
Insurance 0.1%
Aon Corp., 2.80%,
5/15/2030 200,000 188,817
Chubb INA Holdings LLC,
6.80%, 11/15/2031 549,000 615,212
Trinity Acquisition plc,
4.40%, 3/15/2026 250,000 250,104
Willis North America, Inc.
4.50%, 9/15/2028 250,000 251,904
2.95%, 9/15/2029 200,000 190,851
1,496,888
Interactive Media & Services 0.9%
Alphabet, Inc., 4.10%,
11/15/2030(d) 4,250,000 4,253,419
Meta Platforms, Inc.
4.20%, 11/15/2030 1,875,000 1,871,631
4.88%, 11/15/2035(d) 4,550,000 4,500,604
Snap, Inc., 6.88%,
3/1/2033(b)(d) 1,465,000 1,503,317
12,128,971

10 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
IT Services 0.0%
†
International Business
Machines Corp., 4.15%,
7/27/2027(d) 160,000 160,801
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 5,000 4,929
2.70%, 10/15/2028(d) 40,000 38,424
204,154
Life Sciences Tools & Services 0.0%
†
Agilent Technologies, Inc.,
2.75%, 9/15/2029 250,000 238,951
Machinery 0.4%
AGCO Corp., 5.80%,
3/21/2034 1,422,000 1,485,701
CompoSecure Holdings
LLC, 5.63%, 2/1/2033(b) 2,065,000 2,058,392
IDEX Corp., 2.63%,
6/15/2031(d) 275,000 250,952
Ingersoll Rand, Inc.,
5.70%, 8/14/2033 1,660,000 1,752,923
5,547,968
Media 0.0%
†
Time Warner Cable LLC,
5.88%, 11/15/2040 825,000 747,730
Metals & Mining 0.3%
Commercial Metals Co.,
6.00%, 12/15/2035(b)(d) 1,275,000 1,302,679
Freeport-McMoRan, Inc.,
4.13%, 3/1/2028 115,000 114,804
Reliance, Inc., 2.15%,
8/15/2030(d) 1,620,000 1,473,675
Steel Dynamics, Inc.,
3.45%, 4/15/2030(d) 1,555,000 1,503,901
4,395,059
Multi-Utilities 0.1%
Ameren Corp., 3.50%,
1/15/2031(d) 200,000 192,348
CenterPoint Energy, Inc.,
2.95%, 3/1/2030 89,000 84,468
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 96,545
Sempra
3.25%, 6/15/2027(d) 100,000 98,960
3.70%, 4/1/2029 200,000 197,048
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031(d) 100,000 88,430
WEC Energy Group, Inc.,
5.15%, 10/1/2027 180,000 183,269
941,068
Oil, Gas & Consumable Fuels 1.3%
Cheniere Corpus Christi
Holdings LLC, 5.13%,
6/30/2027(d) 945,000 953,993
Chord Energy Corp.,
6.75%, 3/15/2033(b)(d) 1,475,000 1,529,091
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Columbia Pipelines
Operating Co. LLC,
6.04%, 11/15/2033(b) 525,000 560,532
DBR Land Holdings LLC,
6.25%, 12/1/2030(b) 710,000 727,310
Devon Energy Corp.
5.88%, 6/15/2028(d) 1,450,000 1,450,535
4.50%, 1/15/2030(d) 389,000 391,185
EQT Corp.
3.90%, 10/1/2027 650,000 647,530
5.00%, 1/15/2029 810,000 824,277
7.00%, 2/1/2030(c)(d) 100,000 108,588
Kinder Morgan, Inc.,
1.75%, 11/15/2026(d) 1,400,000 1,376,607
MPLX LP
4.80%, 2/15/2029 733,000 744,248
2.65%, 8/15/2030(d) 1,475,000 1,367,164
Northwest Pipeline LLC,
4.00%, 4/1/2027 275,000 274,961
Occidental Petroleum
Corp.
6.13%, 1/1/2031(d) 1,500,000 1,586,214
7.88%, 9/15/2031 1,452,000 1,672,080
ONEOK, Inc., 4.00%,
7/13/2027 800,000 799,555
Targa Resources Corp.,
4.20%, 2/1/2033 220,000 210,460
Venture Global
Plaquemines LNG LLC
6.13%, 12/15/2030(b) 805,000 828,588
6.50%, 6/15/2034(b) 835,000 864,751
Williams Cos., Inc. (The),
4.65%, 8/15/2032(d) 2,050,000 2,049,484
18,967,153
Passenger Airlines 0.1%
United Airlines Holdings,
Inc., 5.38%, 3/1/2031 1,191,000 1,202,828
Pharmaceuticals 0.3%
Amneal Pharmaceuticals
LLC, 6.88%, 8/1/2032(b) 1,445,000 1,521,540
Royalty Pharma plc,
5.40%, 9/2/2034(d) 2,468,000 2,527,624
Zoetis, Inc., 3.90%,
8/20/2028(d) 465,000 464,931
4,514,095
Residential REITs 0.1%
Camden Property Trust,
3.15%, 7/1/2029(d) 100,000 96,799
Invitation Homes
Operating Partnership
LP, 2.00%, 8/15/2031(d) 2,075,000 1,807,104
1,903,903
Semiconductors & Semiconductor Equipment 0.5%
Amkor Technology, Inc.,
5.88%, 10/1/2033(b)(d) 1,485,000 1,513,370
Broadcom, Inc., 1.95%,
2/15/2028 625,000 602,045

Nationwide Bond Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment
Intel Corp.
5.20%, 2/10/2033(d) 2,300,000 2,345,634
5.15%, 2/21/2034(d) 426,000 431,391
Qnity Electronics, Inc.,
6.25%, 8/15/2033(b)(d) 1,460,000 1,506,857
Xilinx, Inc., 2.38%,
6/1/2030(d) 250,000 232,419
6,631,716
Software 1.2%
AppLovin Corp., 5.50%,
12/1/2034 2,888,000 2,956,728
Fair Isaac Corp., 6.00%,
5/15/2033(b)(d) 1,475,000 1,502,929
Fortinet, Inc., 1.00%,
3/15/2026 650,000 647,520
Microsoft Corp., 3.40%,
9/15/2026 410,000 409,213
Oracle Corp.
2.30%, 3/25/2028(d) 600,000 573,170
5.25%, 2/3/2032 1,299,000 1,297,389
4.80%, 9/26/2032(d) 1,495,000 1,447,343
4.90%, 2/6/2033 1,244,000 1,198,424
5.20%, 9/26/2035 1,735,000 1,653,448
6.90%, 11/9/2052(d) 2,525,000 2,476,956
ServiceNow, Inc., 1.40%,
9/1/2030 422,000 372,069
Synopsys, Inc., 5.00%,
4/1/2032 2,223,000 2,274,475
VMware LLC, 4.70%,
5/15/2030 35,000 35,592
16,845,256
Specialized REITs 0.3%
American Tower Corp.
1.45%, 9/15/2026 210,000 206,744
2.75%, 1/15/2027 300,000 296,704
Crown Castle, Inc., 2.90%,
3/15/2027 100,000 98,763
Extra Space Storage LP
3.88%, 12/15/2027 300,000 299,374
3.90%, 4/1/2029(d) 1,205,000 1,191,734
Public Storage Operating
Co.
3.39%, 5/1/2029(d) 550,000 540,001
2.30%, 5/1/2031(d) 2,225,000 2,017,309
4,650,629
Specialty Retail 0.2%
AutoNation, Inc., 4.75%,
6/1/2030 1,425,000 1,437,471
Lowe's Cos., Inc., 1.70%,
10/15/2030 2,025,000 1,802,680
3,240,151
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard
Enterprise Co., 5.00%,
10/15/2034(d) 1,881,000 1,852,293
HP, Inc.
3.00%, 6/17/2027 35,000 34,533
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Technology Hardware, Storage & Peripherals
4.00%, 4/15/2029(d) 979,000 969,141
2,855,967
Tobacco 0.2%
Altria Group, Inc., 4.80%,
2/14/2029(d) 2,327,000 2,367,168
Trading Companies & Distributors 0.5%
Air Lease Corp., 5.20%,
7/15/2031 2,350,000 2,394,446
QXO Building Products,
Inc., 6.75%,
4/30/2032(b) 1,455,000 1,499,348
United Rentals North
America, Inc., 5.38%,
11/15/2033(b) 2,560,000 2,558,495
6,452,289
Water Utilities 0.0%
†
American Water Capital
Corp., Class C, 2.95%,
9/1/2027 100,000 98,727
Essential Utilities, Inc.,
2.70%, 4/15/2030 50,000 47,029
145,756
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc., 3.50%,
4/15/2031 4,271,000 4,079,393
273,591,175
Total Corporate Bonds
(cost $311,430,572) 315,274,422
Municipal Bonds 0.1%
FLORIDA 0.0%
†
State Board of
Administration Finance
Corp., RB, Series
A,2.15%, 7/1/2030 75,000 69,213
MARYLAND 0.1%
Maryland Economic
Development Corp., RB,
Series 2024,4.97%,
11/30/2032 490,000 500,551
Series 2024,5.02%,
11/30/2033 825,000 841,634
1,342,185
MASSACHUSETTS 0.0%
†
Commonwealth of
Massachusetts, GO,
Series A,4.91%,
5/1/2029 100,000 100,810
Total Municipal Bonds
(cost $1,503,041) 1,512,208

12 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Portfolio
Mortgage-Backed Securities 30.5%
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QB2929
2.00%, 9/1/2050 140,626 115,223
Pool# QB4050
2.00%, 10/1/2050 762,217 624,049
Pool# QB3891
2.00%, 10/1/2050 102,643 84,122
Pool# RA3986
2.50%, 11/1/2050 1,246,467 1,067,761
Pool# SD1384
2.50%, 11/1/2050 280,740 243,258
Pool# SD8129
2.50%, 2/1/2051 3,020,630 2,591,575
Pool# SD7536
2.50%, 2/1/2051 1,204,941 1,043,928
Pool# SD8145
1.50%, 5/1/2051 3,923,674 3,040,544
Pool# SD7543
2.50%, 8/1/2051 7,537,831 6,534,762
Pool# QD0652
2.00%, 11/1/2051 316,893 261,032
Pool# SD7555
3.00%, 8/1/2052 3,010,814 2,716,499
Pool# SD1501
4.00%, 8/1/2052 929,365 893,121
Pool# RA7920
4.00%, 9/1/2052 1,294,178 1,243,173
Pool# RA8213
6.00%, 11/1/2052 1,030,820 1,076,657
Pool# SD2056
6.00%, 12/1/2052 662,979 692,885
Pool# RA8419
6.00%, 1/1/2053 1,345,075 1,397,614
Pool# RA8417
6.00%, 1/1/2053 695,232 725,702
Pool# SD7563
4.50%, 5/1/2053 7,851,377 7,796,085
Pool# SD4473
6.50%, 12/1/2053 706,465 745,251
Pool# SD7571
6.50%, 6/1/2054 7,087,544 7,473,719
Pool# SL2043
5.50%, 7/1/2055 11,035,507 11,267,454
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 616,391 602,084
Pool# MA4106
1.50%, 7/1/2035 597,041 542,629
Pool# CA9152
2.50%, 2/1/2036 1,590,784 1,510,530
Pool# BT2234
2.00%, 4/1/2037 3,489,805 3,225,774
Pool# CB3758
2.00%, 5/1/2037 1,915,006 1,769,694
Pool# MA4685
1.50%, 6/1/2037 2,180,985 1,969,186
Pool# FS0146
3.50%, 9/1/2043 1,204,008 1,146,675
Pool# BE3774
4.00%, 7/1/2047 703,484 683,090
Pool# BM2007
4.00%, 9/1/2048 192,547 187,302
Pool# CA2471
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
4.00%, 10/1/2048 725,782 705,295
Pool# MA3692
3.50%, 7/1/2049 2,314,242 2,157,461
Pool# FM2363
3.00%, 1/1/2050 668,382 607,726
Pool# CA6032
2.50%, 6/1/2050 1,860,313 1,611,458
Pool# CA6020
3.00%, 6/1/2050 1,655,104 1,473,109
Pool# MA4158
2.00%, 10/1/2050 9,306,675 7,625,504
Pool# CA7404
4.00%, 10/1/2050 3,056,714 2,945,544
Pool# MA4182
2.00%, 11/1/2050 9,115,109 7,463,827
Pool# FS4481
2.50%, 11/1/2050 2,419,420 2,096,628
Pool# MA4210
2.50%, 12/1/2050 402,237 345,020
Pool# FM5525
2.50%, 1/1/2051 3,352,865 2,868,903
Pool# FS2772
2.50%, 2/1/2051 119,182 103,298
Pool# FM6554
2.00%, 3/1/2051 994,636 819,335
Pool# BR6352
2.50%, 3/1/2051 549,684 478,072
Pool# FM6834
2.00%, 4/1/2051 466,825 384,547
Pool# BR7647
2.00%, 4/1/2051 58,968 48,595
Pool# MA4356
2.50%, 6/1/2051 3,525,455 3,019,180
Pool# FM8057
3.00%, 7/1/2051 3,265,526 2,956,377
Pool# MA4398
2.00%, 8/1/2051 5,920,128 4,830,955
Pool# MA4400
3.00%, 8/1/2051 2,956,341 2,633,991
Pool# FM8779
2.50%, 9/1/2051 705,325 611,244
Pool# MA4437
2.00%, 10/1/2051 877,057 714,880
Pool# FM8997
2.50%, 10/1/2051 7,020,097 6,067,052
Pool# CB1805
2.50%, 10/1/2051 2,780,017 2,415,737
Pool# FM9450
2.00%, 11/1/2051 136,288 112,265
Pool# CB2045
2.50%, 11/1/2051 1,635,585 1,421,311
Pool# FM9492
2.50%, 11/1/2051 1,283,760 1,115,575
Pool# FM9578
2.00%, 12/1/2051 25,538 21,036
Pool# CB2809
2.50%, 2/1/2052 2,532,411 2,163,998
Pool# CB3156
2.00%, 3/1/2052 1,574,170 1,290,008
Pool# CB3368
3.00%, 4/1/2052 1,540,639 1,368,278
Pool# CB3769

Nationwide Bond Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 13
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
3.50%, 6/1/2052 1,047,358 973,681
Pool# CB5087
5.50%, 11/1/2052 10,666,787 11,020,355
Pool# FS3440
6.00%, 12/1/2052 1,374,974 1,435,278
Pool# CB6821
5.50%, 8/1/2053 18,990,112 19,321,800
Pool# CB7143
6.50%, 9/1/2053 1,266,444 1,317,128
Pool# CB7603
6.00%, 12/1/2053 6,862,849 7,029,077
Pool# FS8303
6.00%, 6/1/2054 876,091 912,596
FNMA/FHLMC UMBS,
15 Year, Single Family
TBA 2.00%, 2/25/2041 6,000,000 5,541,500
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 2/25/2056 19,000,000 19,455,609
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.00%, 2/25/2056 23,000,000 18,653,850
2.50%, 2/25/2056 40,000,000 33,946,909
3.00%, 2/25/2056 6,000,000 5,317,123
3.50%, 2/25/2056 6,000,000 5,548,993
4.00%, 2/25/2056 7,000,000 6,684,514
4.50%, 2/25/2056 6,000,000 5,877,700
5.00%, 2/25/2056 23,000,000 22,993,664
5.50%, 2/25/2056 34,000,000 34,472,957
6.50%, 2/25/2056 1,000,000 1,035,547
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 332,178 307,902
Pool# AC0071
3.50%, 10/20/2042 487,101 456,184
Pool# MA2600
3.00%, 2/20/2045 360,179 330,946
Pool# MA2825
3.00%, 5/20/2045 261,684 240,202
Pool# MA4509
3.00%, 6/20/2047 339,785 311,149
Pool# MA4718
3.00%, 9/20/2047 313,528 286,520
Pool# MA6409
3.00%, 1/20/2050 134,014 121,478
Pool# 785702
2.50%, 10/20/2051 738,922 636,114
Pool# MA7705
2.50%, 11/20/2051 3,055,825 2,648,470
Pool# 785764
2.50%, 11/20/2051 923,692 798,202
Pool# MA7707
3.50%, 11/20/2051 2,109,030 1,951,675
Pool# MA7766
2.00%, 12/20/2051 12,297,961 10,234,941
Pool# MA7767
2.50%, 12/20/2051 8,654,852 7,501,101
Pool# 785787
2.50%, 12/20/2051 735,266 633,420
Pool# 785788
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
2.50%, 12/20/2051 529,286 457,377
Pool# MA8150
4.00%, 7/20/2052 386,239 368,670
Pool# MA8197
2.50%, 8/20/2052 347,159 302,203
Pool# MA8198
3.00%, 8/20/2052 1,761,563 1,594,514
Pool# MA8201
4.50%, 8/20/2052 205,566 202,325
Pool# MA8427
4.50%, 11/20/2052 14,186,451 13,956,186
Pool# MA8643
3.00%, 2/20/2053 3,002,278 2,725,972
Pool# MA8644
3.50%, 2/20/2053 3,848,593 3,569,040
Pool# MA9668
5.50%, 5/20/2054 10,468,779 10,600,904
GNMA TBA
2.00%, 2/15/2056 10,000,000 8,314,666
2.50%, 2/15/2056 8,000,000 6,928,132
4.50%, 2/15/2056 2,000,000 1,952,737
5.00%, 2/15/2056 3,000,000 2,999,286
5.50%, 2/15/2056 3,000,000 3,032,769
7.00%, 2/15/2056 1,000,000 1,029,672
6.00%, 3/15/2056 20,000,000 20,385,564
Total Mortgage-Backed Securities
(cost $440,055,193) 432,164,189
Foreign Government Securities 1.1%
CANADA 0.0%
†
Province of Alberta,
1.30%, 7/22/2030 60,000 53,582
Province of British
Columbia, 1.30%,
1/29/2031 25,000 21,981
Province of Ontario
2.30%, 6/15/2026 45,000 44,757
1.05%, 5/21/2027 25,000 24,183
2.00%, 10/2/2029 25,000 23,472
1.13%, 10/7/2030 40,000 35,203
Province of Quebec
2.50%, 4/20/2026 50,000 49,855
2.75%, 4/12/2027 25,000 24,722
277,755
CHILE 0.0%
†
Republic of Chile, 3.25%,
9/21/2071 860,000 531,609
HUNGARY 0.2%
Hungary Government
Bond
Reg. S, 6.13%,
5/22/2028 940,000 974,921
Reg. S, 6.00%,
9/26/2035 1,380,000 1,423,541
3.13%, 9/21/2051 (b) 1,560,000 957,197
3,355,659
MEXICO 0.4%
Eagle Funding Luxco Sarl,
5.50%, 8/17/2030 (b) 2,840,000 2,884,929

14 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Portfolio
Foreign Government Securities
Principal
Amount ($) Value ($)
MEXICO
United Mexican States
6.88%, 5/13/2037 1,320,000 1,395,570
3.75%, 4/19/2071 2,330,000 1,367,826
5,648,325
PANAMA 0.0%
†
Republic of Panama,
3.87%, 7/23/2060 500,000 323,950
PERU 0.1%
Republic of Peru
5.38%, 2/8/2035 100,000 101,850
5.50%, 3/30/2036 510,000 518,211
620,061
POLAND 0.1%
Republic of Poland,
5.13%, 9/18/2034 780,000 791,164
ROMANIA 0.3%
Romania Government
Bond, Reg. S, 6.38%,
1/30/2034 3,500,000 3,643,235
Total Foreign Government Securities
(cost $15,137,338) 15,191,758
U.S. Treasury Obligations 36.0%
U.S. Treasury Bonds
4.38%, 5/15/2040 5,800,000 5,677,203
4.25%, 11/15/2040 7,250,000 6,965,381
4.75%, 2/15/2041 6,830,000 6,924,179
3.38%, 8/15/2042 12,050,000 10,151,184
2.75%, 11/15/2042 3,050,000 2,335,990
4.00%, 11/15/2042 2,550,000 2,327,273
4.50%, 2/15/2044 14,450,000 13,929,010
4.63%, 5/15/2044 14,370,000 14,053,972
4.63%, 11/15/2044 12,500,000 12,196,289
3.00%, 2/15/2047 4,700 3,530
3.00%, 2/15/2048 11,820,000 8,768,039
2.38%, 11/15/2049 3,600,000 2,304,000
1.63%, 11/15/2050 7,000,000 3,661,602
2.25%, 2/15/2052 4,180,000 2,525,798
2.88%, 5/15/2052 2,500,000 1,739,258
3.00%, 8/15/2052 4,521,400 3,223,617
4.00%, 11/15/2052 22,602,800 19,513,456
4.75%, 11/15/2053 12,360,000 12,073,692
U.S. Treasury Inflation
Linked Bonds, 1.50%,
2/15/2053 9,753,538 7,586,657
U.S. Treasury Notes
4.63%, 6/15/2027 42,040,000 42,644,325
3.75%, 6/30/2027 65,490,000 65,684,423
3.75%, 6/30/2030 25,560,000 25,553,011
4.63%, 4/30/2031 68,720,000 71,270,157
4.50%, 12/31/2031 83,060,000 85,587,490
3.88%, 8/15/2034 85,520,000 83,746,128
Total U.S. Treasury Obligations
(cost $519,930,254) 510,445,664
Repurchase Agreements 2.9%
Principal
Amount ($) Value ($)
ING Financial Services
LLC 3.67%, dated
1/30/2026, due
2/6/2026, repurchase
price $2,001,427,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
2/19/2026 - 8/15/2050;
total market value
$2,040,000. (g) 2,000,000 2,000,000
CF Secured, LLC 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase
price $19,082,033,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050;
total market value
$19,463,678. (g) 19,076,215 19,076,215
Marex Capital Markets,
Inc. 3.72%, dated
1/30/2026, due
2/2/2026, repurchase
price $9,002,790,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.25%, maturing
4/15/2026 - 2/15/2055;
total market value
$9,182,848. (g) 9,000,000 9,000,000
Nomura Securities
International, Inc. 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase
price $3,000,915,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.63%, maturing
2/15/2026 - 5/15/2053;
total market value
$3,060,934. (g) 3,000,000 3,000,000

Nationwide Bond Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 15
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase
price $10,453,187,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
2/10/2036 - 8/15/2035;
total market value
$10,662,252. (g) 10,450,000 10,450,000
Total Repurchase
Agreements
(cost $43,526,215)
43,526,215
Purchased Swaptions 0.0%
†
Call Option 0.0%
†
Options purchased on interest rate swaps 0.0%
†
4-Year Interest Rate Swap
Pay 2.25% Receive
6 month EURIBOR,
3/8/2027, Bank of
America NA 7,280,000 50,438
Put Option 0.0%
†
Options purchased on interest rate swaps 0.0%
†
10-Year Interest Rate
Swap Receive 2.45%
Pay 6 month EURIBOR,
3/24/2026, Bank of
America NA 2,680,000 296
2-Year Interest Rate Swap
Receive 2.00% Pay
6 month EURIBOR,
9/4/2026, Bank of
America NA 3,590,000 3,099
3-Year Interest Rate Swap
Receive 2.25% Pay
6 month EURIBOR,
3/8/2027, Bank of
America NA 10,840,000 22,642
5-Year Interest Rate Swap
Receive 2.25% Pay
6 month EURIBOR,
4/29/2026, Bank of
America NA 3,140,000 2,017
28,054
Total Purchased Swaptions
(cost  $131,477) 78,492
Total Investments Before TBA Sale Commitments
(cost $1,651,338,944) — 115.7% 1,639,504,977
TBA Sale Commitment   (0.4)%
Principal
Amount ($) Value ($)
Mortgage-Backed Security
GNMA TBA 3.50%,
2/15/2056 (6,000,000) (5,495,692)
Total TBA Sale Commitment
(cost $(5,521,641)) (5,495,692)
Total Investments
(cost $1,645,817,303) — 115.3% 1,634,009,285
Liabilities in excess of other assets
— (15.3)% (216,418,984)
NET ASSETS — 100.0%
$ 1,417,590,301
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2026.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2026
was $308,490,856 which represents 21.76% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2026.
(d) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $52,750,617, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $43,526,215 and by $11,055,845 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 1/31/2026 - 5/15/2055, a total value of
$54,582,060.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2026.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2026. The maturity date reflects the next call date.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $43,526,215.

16 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Portfolio
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
EURIBOR Euro Interbank Offered Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
EUR Euro

Nationwide Bond Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 17
Centrally Cleared Credit default swap contracts outstanding - sell protection as of January 31, 2026
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
42-V1 1.00 Quarterly 6/20/2029 0.35 USD 37,993,521 516,466 319,072 835,538
Markit CDX
North American
Investment Grade
Index Series
43-V1 1.00 Quarterly 12/20/2029 0.40 USD 115,325,000 2,115,043 542,643 2,657,686
Markit CDX
North American
Investment Grade
Index Series
45-V1 1.00 Quarterly 12/20/2030 0.49 USD 120,901,359 2,494,142 363,015 2,857,157
Total unrealized appreciation 5,125,651 1,224,730 6,350,381
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

18 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Portfolio
Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2026 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 Month EURIBOR
semi-annually
2.61% annually
Rec 3/19/2056 EUR 16,220,000 1,232,483 896,345 2,128,828
6 Month EURIBOR
semi-annually
2.50% At
Termination Rec 9/10/2028 EUR 210,563,298 (364,359) 213,795 (150,564)
6 Month NIBOR
semi-annually
4.00% annually
Rec 3/18/2036 NOK 54,250,000 82,296 11,780 94,076
6 Month BBR semi-annually 4.25%
semi-annually Rec 3/18/2036 AUD 5,650,000 163,831 34,026 197,857
3 Month STIBOR Quarterly 3.00% annually Pay 3/18/2036 SEK 600,000 (346) 958 613
6 Month EURIBOR
semi-annually
2.80% annually
Rec 8/13/2055 EUR 13,690,000 301,651 349,181 650,832
3 Month BBR Quarterly 3.50% Quarterly Rec 3/18/2028 AUD 8,190,000 58,969 17,015 75,984
1 Day SOFR annually 4.00% annually Rec 3/18/2036 USD 3,170,000 (54,876) 18,487 (36,389)
1 Day SOFR annually 3.06% annually Rec 8/31/2027 USD 54,430,000 7,018 90,107 97,125
1 Day SOFR annually 3.81% annually Rec 8/31/2036 USD 42,330,000 (410,434) 748,305 337,870
1 Day SONIA annually 3.50% annually Rec 10/27/2030 GBP 87,280,000 610,246 346,933 957,180
1 Day SONIA annually 4.00% annually Pay 3/18/2028 GBP 4,220,000 50,611 428 51,039
1 Day SONIA annually 4.25% annually Rec 3/18/2036 GBP 1,700,000 (37,453) 16,538 (20,915)
1 Day SOFR annually 3.58% annually Rec 10/10/2032 USD 22,030,000 (2,701) 206,158 203,457
1 Day SOFR annually 4.21% annually Rec 5/21/2055 USD 8,920,000 76,155 190,200 266,355
1 Day SOFR annually 3.14% annually Rec 12/15/2027 USD 45,980,000 16,896 159,119 176,016
1 Day SOFR annually 3.85% annually Rec 7/17/2055 USD 31,480,000 32,681 405,036 437,716
1 Day SOFR annually 3.53% annually Rec 7/15/2030 USD 6,900,000 (26,643) 27,124 481
1 Day SOFR annually 4.19% annually Rec 4/28/2056 USD 7,750,000 (10,777) 30,602 19,825
1 Day TONAR annually 1.25% annually
Rec 12/15/2027
JPY
12,515,780,000 27,287 108,474 135,761
1 Day REPO_CORRA
semi-annually
3.00%
semi-annually Pay 3/18/2036 CAD 4,320,000 (67,212) 10,403 (56,810)
1 Day SONIA annually 4.25% annually Rec 1/31/2039 GBP 9,837,728 (51,711) 132,986 81,274
1 Day SONIA annually 3.75% annually Pay 3/18/2028 GBP 68,650,000 312,750 72,100 384,850
1 Day TONAR annually 1.25% annually Rec 3/18/2036 JPY 2,328,000,000 949,277 109,833 1,059,110
1 Day SOFR annually 3.58% annually Pay 4/28/2031 USD 27,970,000 7,262 48,291 55,553
1 Day TONAR annually 1.00% annually
Rec 3/18/2031
JPY
12,502,000,000 2,160,324 220,615 2,380,939
1 Day TONAR annually 2.00% annually Rec 1/11/2033 JPY 3,177,890,000 (60,565) 29,162 (31,403)
1 Day ESTR annually 2.30% annually Pay 9/16/2030 EUR 55,000,000 (18,160) 93,444 75,284
1 Day SOFR annually 3.50% annually Rec 3/18/2028 USD 96,330,000 (421,245) 129,564 (291,681)
1 Day TONAR annually 1.00% annually
Rec 3/18/2028
JPY
13,564,000,000 253,800 234,489 488,289
1 Day SOFR annually 3.60% annually Rec 6/23/2030 USD 111,580,000 (258,641) 307,979 49,339
Total unrealized appreciation 4,558,414 5,259,477 9,817,891
– – –
6 Month EURIBOR
semi-annually
2.40% annually
Pay 8/11/2029 EUR 35,516,955 (68,636) (31,371) (100,007)
6 Month EURIBOR
semi-annually
2.50% annually
Rec 9/16/2030 EUR 55,000,000 141,053 (81,407) 59,646
3 Month BBR Quarterly 4.00%
semi-annually Pay 3/18/2036 NZD 12,570,000 (131,578) (41,515) (173,093)
6 Month EURIBOR
semi-annually
2.00% annually
Rec 3/18/2028 EUR 3,690,000 28,501 (7,917) 20,583
6 Month EURIBOR
semi-annually
2.25% annually
Rec 3/18/2028 EUR 8,700,000 14,922 (16,470) (1,547)
3 Month BBR Quarterly 3.50%
semi-annually Pay 3/18/2031 NZD 41,260,000 (238,152) (123,941) (362,092)
6 Month EURIBOR
semi-annually
2.25% annually
Pay 3/18/2031 EUR 46,660,000 (702,496) (4,411) (706,907)
6 Month EURIBOR
semi-annually
2.50% annually
Rec 3/18/2036 EUR 2,930,000 119,257 (3,501) 115,756

Nationwide Bond Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 19
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 Month EURIBOR
semi-annually
2.50% annually
Rec 3/18/2056 EUR 9,730,000 1,588,692 (62,844) 1,525,848
6 Month NIBOR
semi-annually
4.00% annually
Pay 3/18/2028 NOK 1,211,990,000 (276,374) (105,818) (382,192)
6 Month BBR semi-annually 3.75%
semi-annually Pay 3/18/2031 AUD 31,390,000 (696,315) (110,303) (806,618)
1 Day SOFR annually 3.38% annually Pay 8/31/2031 USD 77,210,000 127,107 (747,116) (620,009)
1 Day SONIA annually 3.50% annually Pay 10/27/2028 GBP 93,670,000 (108,957) (131,149) (240,106)
1 Day SONIA annually 4.50% annually Pay 10/28/2035 GBP 17,360,000 108,811 (136,949) (28,139)
1 Day SARON annually 0.50% annually Rec 3/18/2036 CHF 1,600,000 26,948 (14,462) 12,486
1 Day SOFR annually 3.20% annually Pay 10/7/2028 USD 32,060,000 6,859 (60,227) (53,368)
1 Day SOFR annually 4.44% annually Pay 10/9/2040 USD 14,830,000 (4,000) (122,154) (126,154)
1 Day SOFR annually 3.85% annually Pay 5/21/2032 USD 13,020,000 100,670 (4,702) 95,968
1 Day ESTR annually 2.00% annually Pay 9/10/2028 EUR 210,563,298 (202,919) (203,696) (406,615)
1 Day SOFR annually 4.10% annually Pay 6/24/2035 USD 27,180,000 7,594 (85,930) (78,336)
1 Day REPO_CORRA
semi-annually
2.75%
semi-annually Rec 3/18/2028 CAD 5,130,000 (14,515) (5,636) (20,151)
1 Day ESTR annually 2.53% annually Pay 3/19/2056 EUR 16,220,000 (1,088,811) (788,460) (1,877,271)
1 Day SOFR annually 4.57% annually Pay 7/16/2040 USD 38,890,000 8,741 (163,796) (155,055)
1 Day SARON annually –% annually Rec 3/18/2028 CHF 32,200,000 42,469 (92,104) (49,636)
1 Day SOFR annually 3.75% annually Rec 3/18/2028 USD 3,860,000 (23,656) (6,622) (30,277)
1 Day REPO_CORRA
semi-annually
2.50%
semi-annually Rec 3/18/2028 CAD 1,920,000 1,998 (2,690) (692)
1 Day SOFR annually 3.59% annually Rec 11/15/2032 USD 26,030,000 121,877 (29,380) 92,496
1 Day TONAR annually 2.25% annually Pay 3/18/2056 JPY 631,000,000 (505,536) (103,403) (608,940)
1 Day FEDERAL_FUNDS_
H15 annually
3.60% annually
Pay 3/18/2026 USD 441,860,000 (10,750) (14,461) (25,210)
1 Day SONIA annually 3.75% annually Pay 3/18/2031 GBP 14,530,000 52,847 (70,539) (17,692)
1 Day SOFR annually 3.37% annually Pay 6/23/2028 USD 106,020,000 78,123 (28,296) 49,828
1 Day TONAR annually 2.16% annually Pay 8/2/2044 JPY 5,502,441,681 (1,400,277) (510,964) (1,911,241)
Total unrealized depreciation (2,896,503) (3,912,234) (6,808,737)
Net unrealized appreciation 1,661,911 1,347,243 3,009,154
Abbreviation :
BBR Bank Bill Reference Rate
EURIBOR Euro Interbank Offered Rate
ESTR Euro Short-Term Rate
NIBOR Norwegian Interbank Offered Rate
CORRA Canadian Overnight Repo Rate Average
SARON Swiss Average Rate Overnight
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
STIBOR Stockholm Interbank Offered Rate
TONAR Tokyo Overnight Average Rate
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
USD United States dollar

20 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Portfolio
Forward Foreign Currency Contracts outstanding as of January 31, 2026:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
GBP 767,329 USD 1,007,211 HSBC Bank plc 2/4/2026 42,762
Total unrealized appreciation 42,762
USD 4,402,330 EUR 3,755,370 Deutsche Bank Securities, Inc. 2/25/2026 (53,442)
USD 2,064,531 EUR 1,761,046 Natwest Markets Securities, Inc. 2/25/2026 (24,963)
Total unrealized depreciation (78,405)
Net unrealized depreciation (35,643)
Currency:
EUR Euro
GBP British pound
USD United States dollar
Futures contracts outstanding as of January 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Australia 3 Year Bond 306 3/2026 AUD 22,326,892 (49,290)
Euro-Schatz 1 3/2026 EUR 126,720 (8)
Long Gilt 93 3/2026 GBP 11,561,258 (8,910)
U.S. Treasury 2 Year Note 810 3/2026 USD 168,878,672 (87,310)
U.S. Treasury Long Bond 192 3/2026 USD 22,104,000 (37,127)
U.S. Treasury Ultra Bond 390 3/2026 USD 45,800,625 (765,371)
3 Month Euro Euribor 186 9/2026 EUR 54,013,644 14,021
Total long contracts (933,995)
Short Contracts
U.S. Treasury 10 Year Note (280) 3/2026 USD (31,311,875) 145,110
U.S. Treasury 10 Year Ultra Note (514) 3/2026 USD (58,676,313) 507,766
Total short contracts 652,876
Net contracts (281,119)
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
USD United States Dollar

Nationwide Bond Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 21
Written Swaptions Contracts as of January 31, 2026 :
Description
Rate Paid
by the
Fund
Rate
Received
by the Fund Counterparty
Expiration
Date
Exercise
Rate Notional Amount Value($)
Call
30-Year Interest Rate
Swap
6 Month
EURIBOR
semi-annually 2.498 Bank of America NA 03/24/2026 2.50 % EUR 630,000 (69)
31-Year Interest Rate
Swap
6 Month
EURIBOR
semi-annually 2.498
JPMorgan Chase
Bank NA 03/24/2026 2.50 EUR 500,000 (55)
30-Year Interest Rate
Swap
6 Month
EURIBOR
semi-annually 2.586 Bank of America NA 04/29/2026 2.59 EUR 330,000 (239)
31-Year Interest Rate
Swap
6 Month
EURIBOR
semi-annually 2.586 Bank of America NA 04/29/2026 2.59 EUR 400,000 (290)
31-Year Interest Rate
Swap
6 Month
EURIBOR
semi-annually 2.551 Bank of America NA 09/04/2026 2.55 EUR 350,000 (1,461)
31-Year Interest Rate
Swap
6 Month
EURIBOR
semi-annually 2.551 Bank of America NA 09/04/2026 2.55 EUR 420,000 (1,753)
31-Year Interest Rate
Swap
6 Month
EURIBOR
semi-annually 2.69 Bank of America NA 03/08/2027 2.69 EUR 610,000 (9,439)
31-Year Interest Rate
Swap
6 Month
EURIBOR
semi-annually 2.69 Bank of America NA 03/08/2027 2.69 EUR 680,000 (10,523)
Total Written Swaptions Contracts (Premiums Received ($98,148)) (23,829)
Currency:
EUR Euro
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
1 Day Tokyo Overnight Average Rate (TONAR) 0.73%
1 Day Secured Overnight Financing Rate (SOFR) 3.68%
6 Month Euro Interbank Offered Rate (EURIBOR) 2.16%
1 Day Sterling Overnight Index Average (SONIA) 3.73%
3 Month Stockholm Interbank Offered Rate (STIBOR) 2.02%
1 Day Canadian Overnight Repo Rate Average (CORRA) 2.30%
6 Month Australian Bank-Bill Reference Rate (BBR) 4.09%
3 Month Australian Bank-Bill Reference Rate (BBR) 3.84%
1 Day Federal Reserve Statistical Release H.15 (FRED) 3.64%
1 Day Euro Short-Term Rate (ESTR) 1.93%
6 Month Norwegian Interbank Offered Rate (NIBOR) 4.23%
1 Day Swiss Average Rate Overnight (SARON) (0.07)%

22 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Bond Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 23
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 145,221,937 $ – $ 145,221,937
Collateralized Mortgage Obligations – 77,082,537 – 77,082,537
Commercial Mortgage-Backed Securities – 99,007,555 – 99,007,555
Corporate Bonds – 315,274,422 – 315,274,422
Credit Default Swaps† – 1,224,730 – 1,224,730
Foreign Government Securities – 15,191,758 – 15,191,758
Forward Foreign Currency Contracts – 42,762 – 42,762
Futures Contracts 666,897 – – 666,897
Interest Rate Swaps† – 5,259,477 – 5,259,477
Mortgage-Backed Securities – 432,164,189 – 432,164,189
Municipal Bonds – 1,512,208 – 1,512,208
Purchased Swaptions – 78,492 – 78,492
Repurchase Agreements – 43,526,215 – 43,526,215
U.S. Treasury Obligations – 510,445,664 – 510,445,664
Total Assets $ 666,897 $ 1,646,031,946 $ – $ 1,646,698,843
Liabilities:
Forward Foreign Currency Contracts $ – $ (78,405) $ – $ (78,405)
Futures Contracts (948,016) – – (948,016)
Interest Rate Swaps† – (3,912,234) – (3,912,234)
TBA Sale Commitments – (5,495,692) – (5,495,692)
Written Swaptions – (23,829) – (23,829)
Total Liabilities $ (948,016) $ (9,510,160) $ – $ (10,458,176)
Total $ (281,119) $ 1,636,521,786 $ – $ 1,636,240,667
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

24 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Portfolio
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2026 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts

Nationwide Bond Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 25
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
(d) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining

26 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Portfolio
until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
Swaptions — The Fund may purchase and write (sell) options on swap agreements. The Fund entered into put and call swaptions to gain exposure to and/or hedge against changes in interest rates, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The
Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities a Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in a Fund’s use of options.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2026:
Assets: Fair Value
Purchased Swaptions
Interest rate risk Investment securities, at value $ 78,492
Swap Contracts†
Credit risk Unrealized appreciation from centrally cleared swap contracts 1,224,730
Interest rate risk Unrealized appreciation on centrally cleared swap contracts 5,259,477
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 42,762
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 666,897
Total $ 7,272,358

Nationwide Bond Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 27
Liabilities:
Written Swaptions
Interest rate risk Written options, at value $ (23,829)
Swap Contracts†
Interest rate risk Unrealized depreciation on centrally cleared swap contracts (3,912,234)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (78,405)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (948,016)
Total $ (4,962,484)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide International Equity Portfolio
Common Stocks 97.8%
Shares Value ($)
Aerospace & Defense 1.3%
Kongsberg Gruppen ASA 21,670 743,897
Leonardo SpA (a) 50,573 3,364,318
MTU Aero Engines AG(a) 17,909 7,952,195
Singapore Technologies
Engineering Ltd.(a) 346,400 2,675,018
14,735,428
Air Freight & Logistics 1.6%
Deutsche Post AG 330,351 18,541,887
Automobile Components 1.0%
Aisin Corp. 324,200 5,799,921
Aumovio SE*(a) 27,823 1,343,339
Denso Corp. 58,200 807,402
Sumitomo Electric Industries
Ltd. 74,300 3,240,002
11,190,664
Automobiles 1.9%
Ferrari NV 1,122 373,479
Honda Motor Co. Ltd. 314,800 3,173,756
Isuzu Motors Ltd. 50,400 810,629
Subaru Corp. 563,000 12,225,397
Suzuki Motor Corp. 49,800 683,114
Toyota Motor Corp. 134,200 3,041,584
Volkswagen AG (Preference)
(a) 13,273 1,615,693
21,923,652
Banks 18.1%
Banco BPM SpA (a) 353,778 5,292,619
Bank Hapoalim BM 501,659 12,436,849
Bank Leumi Le-Israel BM 635,874 15,325,721
BOC Hong Kong Holdings Ltd.
(a) 1,671,000 8,790,768
Danske Bank A/S(a) 31,888 1,629,503
DBS Group Holdings Ltd.(a) 361,600 16,851,789
Erste Group Bank AG(a) 51,209 6,654,126
FinecoBank Banca Fineco
SpA (a) 291,896 7,733,501
ING Groep NV(a) 101,260 2,980,863
Intesa Sanpaolo SpA (a) 1,693,928 11,997,732
Israel Discount Bank Ltd.,
Class A 856,991 10,128,632
KBC Group NV(a) 8,305 1,176,200
Mitsubishi UFJ Financial
Group, Inc. 723,500 13,086,361
Mizrahi Tefahot Bank Ltd. 132,586 10,407,400
Nordea Bank Abp (a) 1,046,069 20,179,763
Oversea-Chinese Banking
Corp. Ltd.(a) 1,239,700 20,721,781
Raiffeisen Bank International
AG(a) 64,153 3,262,820
Resona Holdings, Inc. 73,700 851,209
Sumitomo Mitsui Financial
Group, Inc. 215,400 7,553,663
Sumitomo Mitsui Trust Group,
Inc. 122,000 4,039,619
Swedbank AB, Class A 38,407 1,500,882
UniCredit SpA (a) 180,380 15,706,026
United Overseas Bank Ltd.(a) 246,600 7,428,016
205,735,843
Common Stocks
Shares Value ($)
Biotechnology 0.7%
Genmab A/S*(a) 9,724 3,170,013
Swedish Orphan Biovitrum
AB*(a) 129,817 4,916,694
8,086,707
Building Products 0.9%
Assa Abloy AB, Class B(a) 229,451 9,281,546
ROCKWOOL A/S, Class B 32,550 1,104,613
10,386,159
Capital Markets 1.3%
Hong Kong Exchanges &
Clearing Ltd.(a) 27,500 1,514,108
Japan Exchange Group, Inc. 345,900 3,777,971
Nomura Holdings, Inc. 129,000 1,180,767
Partners Group Holding AG
CHF 1,508 2,062,240
UBS Group AG (Registered)
CHF(a) 131,518 6,231,857
14,766,943
Chemicals 0.8%
Asahi Kasei Corp. 60,800 589,831
Nitto Denko Corp. 278,500 6,181,960
Sika AG (Registered) CHF(a) 9,264 1,774,396
8,546,187
Communications Equipment 0.8%
Telefonaktiebolaget LM
Ericsson, Class B(a) 839,204 9,124,059
Construction & Engineering 0.9%
Kajima Corp. 10,900 444,466
Obayashi Corp. 247,000 5,574,236
Skanska AB, Class B(a) 99,501 3,028,599
Taisei Corp. 12,600 1,255,422
10,302,723
Consumer Staples Distribution & Retail 0.6%
Coles Group Ltd. 121,629 1,802,355
Jeronimo Martins SGPS SA(a) 70,597 1,666,100
Kobe Bussan Co. Ltd. 31,600 776,268
MatsukiyoCocokara & Co. 185,000 2,961,731
7,206,454
Diversified REITs 0.1%
Stockland 202,099 756,161
Diversified Telecommunication Services 2.7%
Deutsche Telekom AG
(Registered)(a) 694,392 23,182,438
HKT Trust & HKT Ltd. 1,854,000 2,771,900
Telenor ASA(a) 253,863 4,269,222
Telia Co. AB(a) 195,561 890,097
31,113,657
Electric Utilities 3.0%
Chubu Electric Power Co., Inc. 215,300 3,132,154
CLP Holdings Ltd.(a) 191,000 1,808,966
EDP SA(a) 89,377 457,355
Enel SpA 1,412,650 15,620,346
Kansai Electric Power Co., Inc.
(The) 625,900 10,019,028
Verbund AG(a) 46,969 3,451,325
34,489,174

Nationwide International Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Electrical Equipment 5.7%
ABB Ltd. (Registered) CHF(a) 226,498 19,571,771
Fuji Electric Co. Ltd. 18,000 1,282,273
Fujikura Ltd. 5,300 672,917
Mitsubishi Electric Corp. 629,600 19,713,435
Prysmian SpA (a) 39,866 4,747,151
Siemens Energy AG*(a) 31,244 5,352,976
Vestas Wind Systems A/S(a) 455,894 13,902,442
65,242,965
Electronic Equipment, Instruments & Components 2.1%
Hexagon AB, Class B 117,447 1,332,639
Murata Manufacturing Co. Ltd. 665,100 13,511,508
TDK Corp. 591,300 7,592,871
Yokogawa Electric Corp. 35,400 1,175,647
23,612,665
Entertainment 1.8%
Konami Group Corp. 62,500 9,088,364
Nintendo Co. Ltd. 180,200 11,250,790
20,339,154
Financial Services 0.7%
EXOR NV 23,401 1,923,614
ORIX Corp. 153,446 4,667,600
Poste Italiane SpA Reg. S(b) 36,843 969,557
7,560,771
Food Products 2.9%
Ajinomoto Co., Inc. 52,300 1,191,201
Chocoladefabriken Lindt &
Spruengli AG (Registered)
CHF(a) 21 3,095,046
Nestle SA ( Registered ) CHF(a) 278,733 26,493,594
Orkla ASA(a) 228,572 2,710,798
33,490,639
Gas Utilities 0.7%
Osaka Gas Co. Ltd. 139,600 5,239,810
Tokyo Gas Co. Ltd. 65,400 2,899,299
8,139,109
Ground Transportation 0.1%
Seibu Holdings, Inc. 54,000 1,428,398
Health Care Equipment & Supplies 0.7%
Coloplast A/S, Class B 31,859 2,719,557
Straumann Holding AG
(Registered) CHF 39,280 4,737,818
7,457,375
Health Care Providers & Services 0.7%
Fresenius Medical Care AG(a) 96,820 4,335,131
Sonic Healthcare Ltd. 191,982 3,069,223
7,404,354
Health Care Technology 0.4%
M3, Inc. 276,400 3,446,496
Pro Medicus Ltd. 11,717 1,503,176
4,949,672
Hotels, Restaurants & Leisure 0.5%
Aristocrat Leisure Ltd. 39,941 1,489,231
Delivery Hero SE Reg. S*(b) 68,428 1,913,993
Evolution AB Reg. S(b) 26,517 1,718,913
5,122,137
Household Durables 0.6%
Sony Group Corp. 288,300 6,384,034
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
0.3%
EDP Renovaveis SA(a) 250,234 3,799,180
Industrial Conglomerates 1.9%
Hitachi Ltd. 588,700 20,434,337
Swire Pacific Ltd., Class A 139,000 1,336,193
21,770,530
Industrial REITs 0.8%
CapitaLand Ascendas REIT(a) 3,956,900 8,873,412
Insurance 3.2%
AIA Group Ltd.(a) 54,400 628,241
Allianz SE (Registered)(a) 2,925 1,290,572
ASR Nederland NV(a) 27,176 1,975,997
Gjensidige Forsikring ASA(a) 16,777 476,829
Hannover Rueck SE(a) 21,646 6,129,179
Muenchener
Rueckversicherungs -
Gesellschaft AG in
Muenchen (Registered)(a) 1,848 1,122,361
NN Group NV(a) 30,894 2,441,831
QBE Insurance Group Ltd. 435,244 5,998,565
Swiss Re AG CHF(a) 9,897 1,588,307
Talanx AG(a) 69,272 8,759,101
Tokio Marine Holdings, Inc. 160,800 5,984,587
36,395,570
Interactive Media & Services 0.4%
LY Corp. 1,977,400 5,067,150
IT Services 0.2%
NEC Corp. 81,900 2,752,316
Leisure Products 0.2%
Bandai Namco Holdings, Inc. 75,300 1,953,302
Life Sciences Tools & Services 0.3%
Sartorius AG (Preference)(a) 10,713 2,995,172
Machinery 3.8%
Daifuku Co. Ltd. 144,200 5,171,040
Daimler Truck Holding AG(a) 85,774 4,164,115
Komatsu Ltd. 138,500 5,316,958
Makita Corp. 114,700 3,976,101
Metso Oyj 289,534 5,678,402
Techtronic Industries Co. Ltd.
(a) 124,500 1,706,626
Volvo AB, Class B(a) 167,752 6,102,517
Wartsila OYJ Abp (a) 124,906 5,069,728
Yangzijiang Shipbuilding
Holdings Ltd.(a) 2,082,100 5,471,880
42,657,367
Marine Transportation 1.5%
AP Moller - Maersk A/S, Class
B(a) 2,382 5,908,532
Nippon Yusen KK 163,300 5,354,796
SITC International Holdings
Co. Ltd.(a) 1,459,000 5,422,574
16,685,902
Metals & Mining 6.3%
ArcelorMittal SA(a) 72,445 3,913,964
BHP Group Ltd. 253,145 8,758,219
Boliden AB*(a) 35,238 2,483,877
Evolution Mining Ltd.(a) 256,244 2,411,851

30 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide International Equity Portfolio
Common Stocks
Shares Value ($)
Metals & Mining
Fortescue Ltd.(a) 1,162,176 17,002,792
Nippon Steel Corp. 1,373,600 5,719,191
Norsk Hydro ASA(a) 1,342,926 11,987,573
Northern Star Resources Ltd.
(a) 232,731 4,355,026
South32 Ltd.(a) 4,549,024 14,462,113
71,094,606
Oil, Gas & Consumable Fuels 1.4%
ENEOS Holdings, Inc. 279,300 2,368,535
Idemitsu Kosan Co. Ltd. 623,300 5,308,884
Inpex Corp. 50,900 1,141,948
Neste OYJ(a) 199,890 5,117,026
OMV AG(a) 31,583 1,871,291
15,807,684
Passenger Airlines 0.5%
ANA Holdings, Inc. 168,000 3,263,453
Japan Airlines Co. Ltd. 155,700 2,951,137
6,214,590
Personal Care Products 0.1%
Kao Corp. 22,000 878,939
Pharmaceuticals 8.1%
Astellas Pharma, Inc. 1,082,500 15,017,680
Daiichi Sankyo Co. Ltd. 416,000 7,640,612
Galderma Group AG CHF 42,322 7,877,503
Novartis AG (Registered)
CHF(a) 84,452 12,543,447
Novo Nordisk A/S, Class B(a) 131,570 7,799,412
Orion OYJ, Class B(a) 99,356 8,223,638
Otsuka Holdings Co. Ltd. 274,400 16,414,447
Recordati Industria Chimica e
Farmaceutica SpA (a) 48,383 2,663,379
Roche Holding AG CHF(a) 27,610 12,529,557
UCB SA 5,471 1,656,197
92,365,872
Professional Services 2.3%
Computershare Ltd.(a) 272,630 6,211,741
Recruit Holdings Co. Ltd. 317,000 16,787,591
Wolters Kluwer NV 32,436 3,032,731
26,032,063
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd. 108,600 2,203,585
Daiwa House Industry Co. Ltd. 42,300 1,440,144
Wharf Holdings Ltd. (The)(a) 157,000 507,959
Wharf Real Estate Investment
Co. Ltd.(a) 583,000 2,033,918
6,185,606
Semiconductors & Semiconductor Equipment 7.8%
Advantest Corp. 77,600 12,733,740
ASM International NV(a) 14,505 12,182,957
ASML Holding NV(a) 25,495 36,234,738
BE Semiconductor Industries
NV 19,136 3,743,263
Disco Corp. 9,200 3,930,756
Infineon Technologies AG 100,673 4,968,092
Kioxia Holdings Corp.* 14,400 1,999,546
Nova Ltd.* 5,838 2,886,500
SCREEN Holdings Co. Ltd. 29,900 3,809,378
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Tokyo Electron Ltd. 24,600 6,591,390
89,080,360
Software 0.3%
Nice Ltd.* 5,429 577,357
SAP SE(a) 11,180 2,260,081
2,837,438
Specialty Retail 0.5%
Avolta AG CHF(a) 65,739 4,018,660
Sanrio Co. Ltd. 27,800 858,873
Zalando SE Reg. S*(b) 29,187 843,974
5,721,507
Technology Hardware, Storage & Peripherals 0.0%
†
Logitech International SA
(Registered) CHF(a) 5,720 491,331
Textiles, Apparel & Luxury Goods 2.0%
adidas AG 14,821 2,620,026
Asics Corp. 53,900 1,300,575
Cie Financiere Richemont SA
(Registered) CHF 60,248 11,667,625
Pandora A/S 83,718 6,765,448
22,353,674
Tobacco 0.7%
Japan Tobacco, Inc. 227,000 8,127,020
Trading Companies & Distributors 0.8%
AddTech AB, Class B(a) 72,181 2,352,365
Toyota Tsusho Corp. 194,500 7,064,290
9,416,655
Wireless Telecommunication Services 1.3%
KDDI Corp. 484,600 8,167,178
SoftBank Corp. 803,300 1,087,006
SoftBank Group Corp. 133,900 3,697,996
Tele2 AB, Class B 117,042 2,141,056
15,093,236
Total Investments
(cost $916,811,800) — 97.8% 1,112,687,453
Other assets in excess of liabilities — 2.2% 25,053,962
NET ASSETS — 100.0%
$ 1,137,741,415
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Security or a portion of the security was used to cover the margin requirement for swaps contracts.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2026
was $5,446,437 which represents 0.48% of net assets.

Nationwide International Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 31
a
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
CHF Switzerland Franc
OTC Total return swap contracts outstanding as of January 31, 2026 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Morgan Stanley
NWLSP1 Index
Decrease in
total return
of reference
entity
Increase in
total return
of reference
entity
Quarterly Morgan
Stanley
11/30/2026 USD 257,287,200 — 16,280,670 16,280,670
Total unrealized appreciation — 16,280,670 16,280,670
Net unrealized appreciation — 16,280,670 16,280,670
* There are no upfront payments (receipts) on the swap contracts listed above.
Currency:
USD United States dollar

32 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide International Equity Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide International Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 33
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a domestic or foreign market and/or foreign index without owning such securities or investing directly in that market and/or index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value may also include interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Certain Funds entered into total return swap contracts on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ – $ 1,112,687,453 $ – $ 1,112,687,453
Total Return Swaps† – 16,280,670 – 16,280,670
Total $ – $ 1,128,968,123 $ – $ 1,128,968,123
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

34 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide International Equity Portfolio
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2026:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 16,280,670
Total $ 16,280,670
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 35
Common Stocks 97.3%
Shares Value ($)
Aerospace & Defense 1.9%
Lockheed Martin Corp. 10,852 6,882,555
Automobile Components 0.8%
Lear Corp. 23,811 2,788,030
Automobiles 1.8%
General Motors Co. 78,559 6,598,956
Banks 0.1%
BOK Financial Corp. 2,359 306,528
Biotechnology 2.2%
Alnylam Pharmaceuticals, Inc.* 4,355 1,472,251
Halozyme Therapeutics, Inc.* 23,281 1,669,481
Incyte Corp.* 50,590 5,062,541
8,204,273
Broadline Retail 3.1%
Amazon.com, Inc.* 28,395 6,794,923
Coupang, Inc.* 174,513 3,518,182
MercadoLibre, Inc.* 467 1,003,018
11,316,123
Building Products 1.6%
A O Smith Corp. 3,250 238,842
Masco Corp. 51,488 3,402,842
Trex Co., Inc.* 50,723 2,100,947
5,742,631
Capital Markets 3.5%
Bank of New York Mellon
Corp. (The) 18,376 2,203,650
Interactive Brokers Group,
Inc., Class A 63,843 4,780,564
Northern Trust Corp. 19,351 2,891,620
State Street Corp. 18,377 2,404,814
Stifel Financial Corp. 5,800 715,140
12,995,788
Chemicals 1.9%
Albemarle Corp. 19,461 3,320,631
Celanese Corp., Class A 57,505 2,555,522
Westlake Corp. 16,213 1,286,015
7,162,168
Communications Equipment 1.7%
Arista Networks, Inc.* 28,486 4,037,606
Ciena Corp.* 8,952 2,254,203
6,291,809
Construction & Engineering 0.8%
Argan, Inc. 2,323 806,336
EMCOR Group, Inc. 1,860 1,340,558
Primoris Services Corp. 5,744 851,548
2,998,442
Consumer Finance 1.1%
Ally Financial, Inc. 94,814 4,008,736
Consumer Staples Distribution & Retail 2.5%
Maplebear, Inc.* 100,053 3,717,970
Target Corp. 50,803 5,358,192
9,076,162
Containers & Packaging 0.8%
Crown Holdings, Inc. 28,717 3,006,096
Entertainment 0.5%
ROBLOX Corp., Class A* 11,255 740,129
Common Stocks
Shares Value ($)
Entertainment
Roku, Inc., Class A* 10,292 979,798
1,719,927
Financial Services 1.0%
Corebridge Financial, Inc. 123,520 3,808,122
Food Products 1.9%
Archer-Daniels-Midland Co. 32,078 2,159,170
Smithfield Foods, Inc. 39,687 948,520
Tyson Foods, Inc., Class A 57,025 3,725,443
6,833,133
Ground Transportation 1.8%
JB Hunt Transport Services,
Inc. 8,374 1,697,577
Landstar System, Inc. 18,140 2,709,390
Lyft, Inc., Class A* 47,227 796,720
Ryder System, Inc. 8,384 1,603,692
6,807,379
Health Care Equipment & Supplies 3.3%
Align Technology, Inc.* 22,924 3,737,300
Edwards Lifesciences Corp.* 52,190 4,246,178
GE HealthCare Technologies,
Inc. 53,635 4,235,556
12,219,034
Health Care Providers & Services 1.5%
Centene Corp.* 51,827 2,245,146
McKesson Corp. 2,697 2,241,773
Molina Healthcare, Inc.* 6,369 1,143,809
5,630,728
Hotels, Restaurants & Leisure 3.9%
Booking Holdings, Inc. 1,268 6,342,333
Domino's Pizza, Inc. 9,264 3,801,297
Las Vegas Sands Corp. 81,683 4,307,145
14,450,775
Household Products 0.8%
Clorox Co. (The) 25,000 2,819,750
Independent Power and Renewable Electricity Producers
0.1%
Talen Energy Corp.* 732 255,000
Vistra Corp. 1,761 278,854
533,854
Insurance 5.2%
CNA Financial Corp. 20,593 985,581
Everest Group Ltd. 11,984 3,970,060
Globe Life, Inc. 37,879 5,311,393
Hanover Insurance Group, Inc.
(The) 4,204 732,085
Reinsurance Group of
America, Inc. 14,490 2,937,847
Travelers Cos., Inc. (The) 18,766 5,339,115
19,276,081
Interactive Media & Services 11.7%
Alphabet, Inc., Class C 80,855 27,371,843
Match Group, Inc. 120,707 3,760,023
Meta Platforms, Inc., Class A 16,209 11,613,749
Snap, Inc., Class A* 50,310 348,648
43,094,263

36 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Common Stocks
Shares Value ($)
IT Services 1.3%
VeriSign, Inc. 19,545 4,773,475
Life Sciences Tools & Services 0.6%
West Pharmaceutical
Services, Inc. 9,730 2,248,798
Machinery 1.6%
Graco, Inc. 25,073 2,189,625
Otis Worldwide Corp. 43,920 3,751,646
5,941,271
Media 0.5%
Trade Desk, Inc. (The), Class
A* 64,699 1,962,321
Metals & Mining 0.7%
Commercial Metals Co. 31,998 2,459,686
Oil, Gas & Consumable Fuels 2.7%
HF Sinclair Corp. 6,157 320,103
Phillips 66 31,918 4,582,148
Valero Energy Corp. 26,984 4,895,707
9,797,958
Passenger Airlines 1.0%
Southwest Airlines Co. 76,077 3,615,179
Personal Care Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 5,950 685,916
Professional Services 0.4%
FTI Consulting, Inc.* 9,473 1,654,649
Residential REITs 2.0%
Camden Property Trust 31,174 3,399,525
Essex Property Trust, Inc. 15,104 3,804,244
7,203,769
Semiconductors & Semiconductor Equipment 9.0%
Amkor Technology, Inc. 4,123 199,265
Broadcom, Inc. 7,594 2,515,892
Lam Research Corp. 20,737 4,841,260
NVIDIA Corp. 91,419 17,472,913
QUALCOMM, Inc. 38,483 5,833,638
Skyworks Solutions, Inc. 39,470 2,200,847
33,063,815
Software 11.2%
Adobe, Inc.* 12,738 3,735,418
Atlassian Corp., Class A* 7,443 879,614
Docusign, Inc., Class A* 41,613 2,186,347
Dropbox, Inc., Class A* 40,804 1,039,686
Fortinet, Inc.* 62,007 5,038,689
Manhattan Associates, Inc.* 15,200 2,295,352
Microsoft Corp. 30,749 13,230,987
Nutanix, Inc., Class A* 19,684 774,172
Palantir Technologies, Inc.,
Class A* 32,479 4,761,096
Pegasystems, Inc. 17,694 773,051
ServiceNow, Inc.* 40,014 4,682,038
Zoom Communications, Inc.,
Class A* 4,080 375,768
Zscaler, Inc.* 7,773 1,554,678
41,326,896
Specialized REITs 0.1%
Millrose Properties, Inc. 7,341 218,762
Common Stocks
Shares Value ($)
Specialty Retail 3.2%
Best Buy Co., Inc. 40,390 2,629,389
Five Below, Inc.* 7,400 1,418,136
O'Reilly Automotive, Inc.* 39,195 3,857,180
Williams-Sonoma, Inc. 18,655 3,817,746
11,722,451
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc. 78,849 20,459,738
Textiles, Apparel & Luxury Goods 1.7%
Deckers Outdoor Corp.* 51,597 6,157,586
Total Investments
(cost $289,754,414) — 97.3% 357,863,613
Other assets in excess of liabilities — 2.7% 9,983,354
NET ASSETS — 100.0%
$ 367,846,967
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 37
OTC Total return swap contracts outstanding as of January 31, 2026 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
A O Smith Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 36,169 24,595 24,595
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 9,734 150,390 150,390
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 5,528 81,980 81,980
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 201,493 66,493 66,493
Amentum Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 42,980 57,593 57,593
API Group Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 10,622 6,904 6,904
Archer-Daniels-
Midland Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 20,496 7,993 7,993
Avis Budget Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.64% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 5,213 3,545 3,545
Best Buy Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 23,377 21,039 21,039
BrightSpring Health
Services, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 20,460 11,458 11,458
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 66,430 38,529 38,529
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 6,881 7,569 7,569
Carlyle Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 17,899 12,887 12,887
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 20,894 50,563 50,563
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 3,863 618 618
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 97,891 44,051 44,051
Clorox Co. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 5,063 21,923 21,923
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 11,535 42,449 42,449
Corebridge
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 1,134 23 23

38 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Crown Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 18,952 6,633 6,633
Deckers Outdoor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 402 7,815 7,815
Dominion Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 30,433 20,086 20,086
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 22,574 69,528 69,528
D-Wave Quantum,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 10,471 20,942 20,942
Elanco Animal
Health, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 96,790 11,615 11,615
Emerson Electric
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 13,514 50,813 50,813
Estee Lauder Cos.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 9,721 680 680
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 1,245 2,067 2,067
Figure Technology
Solutions, Inc.
Increases in total
return of reference
entity
OBFR - 5.27% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 3,938 14,137 14,137
FTI Consulting, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 10,394 728 728
GE HealthCare
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 6,295 1,416 1,416
Graco, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 5,461 246 246
GXO Logistics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 39,508 52,151 52,151
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 802 305 305
HF Sinclair Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 39,124 28,952 28,952
Hims & Hers Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 12,480 34,694 34,694
Ingersoll Rand, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 21,822 60,665 60,665
IonQ, Inc. Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 3,852 12,557 12,557

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 39
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
JBT Marel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 15,852 19,656 19,656
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 124,515 70,974 70,974
Kymera
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 7,525 9,180 9,180
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 25,189 70,277 70,277
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 901 3,271 3,271
Loar Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 18,691 18,878 18,878
Lockheed Martin
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 1,339 15,680 15,680
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 10,571 91,651 91,651
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 4,648 45,225 45,225
Millrose Properties,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 6,535 5,555 5,555
Mirion Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 76,259 34,317 34,317
Netflix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 7,838 2,587 2,587
NuScale Power
Corp.
Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 38,756 55,809 55,809
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 10,341 41,382 41,382
PPL Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 4,546 273 273
Primo Brands Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 76,299 1,526 1,526
RadNet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 22,975 14,015 14,015
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 4,477 55,112 55,112
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 565 1,893 1,893

40 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Revolution
Medicines, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 22,999 28,749 28,749
Rocket Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 97,050 275,622 275,622
Rocket Lab Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 9,314 52,252 52,252
Royal Caribbean
Cruises Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 6,408 130,471 130,471
Sanmina Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 13,577 173,107 173,107
ServiceNow, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 13,670 3,828 3,828
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 3.77% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 18,584 6,690 6,690
Smithfield Foods,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 6,070 1,032 1,032
SPX Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 658 2,257 2,257
Texas Pacific Land
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 4,836 23,455 23,455
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 233 3,157 3,157
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 18,747 2,062 2,062
UGI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 60,020 6,902 6,902
Unity Software, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 25,230 234,638 234,638
Uranium Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 58,756 79,907 79,907
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 25,227 10,342 10,342
– –
Total unrealized appreciation 2,638,364 2,638,364
– –
Albemarle Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 1,430 (14,400) (14,400)
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 8,392 (9,147) (9,147)
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 27,077 (18,412) (18,412)

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 483 (63) (63)
Amcor plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 42,408 (15,267) (15,267)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 12,691 (635) (635)
Argan, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 5,785 (45,702) (45,702)
Atlassian Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 8,649 (19,028) (19,028)
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 36,997 (38,477) (38,477)
Bath & Body Works,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 75,133 (80,392) (80,392)
Blackstone Secured
Lending Fund
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 11,657 (5,712) (5,712)
BOK Financial Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 3,750 (2,250) (2,250)
CareTrust REIT, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 15,862 (9,438) (9,438)
Carpenter
Technology Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 3,646 (27,855) (27,855)
Celanese Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 8,185 (8,185) (8,185)
Centene Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 45,438 (12,723) (12,723)
Charter
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 4,855 (70,883) (70,883)
Chord Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 11,831 (12,068) (12,068)
Comfort Systems
USA, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 5,656 (166,060) (166,060)
Commercial Metals
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 9,454 (8,603) (8,603)
Diamondback
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 3,859 (3,396) (3,396)
Dillard's, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 2,872 (1,953) (1,953)

42 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 118,066 (41,323) (41,323)
Edwards
Lifesciences Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 17,319 (2,251) (2,251)
EMCOR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 5,387 (49,938) (49,938)
EQT Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 37,279 (52,191) (52,191)
Erie Indemnity Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 6,460 (14,367) (14,367)
Expand Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 18,460 (46,335) (46,335)
Expeditors
International of
Washington, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 25,894 (24,858) (24,858)
Globus Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 20,822 (9,578) (9,578)
HealthEquity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 13,612 (28,585) (28,585)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 209 (211) (211)
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 23,511 (18,339) (18,339)
International Paper
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 47,137 (62,221) (62,221)
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 10,287 (25,615) (25,615)
Jefferies Financial
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 69,510 (1,390) (1,390)
Labcorp Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 7,157 (12,238) (12,238)
Lam Research Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 14,673 (212,025) (212,025)
Lear Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 970 (3,385) (3,385)
LPL Financial
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 2,764 (4,948) (4,948)
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 8,497 (7,477) (7,477)

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 43
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 5,469 (26,032) (26,032)
Masco Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 11,437 (2,173) (2,173)
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 3,719 (81,111) (81,111)
Modine
Manufacturing Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 5,824 (46,243) (46,243)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 8,649 (46,186) (46,186)
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 27,202 (3,536) (3,536)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 88,282 (121,829) (121,829)
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 85,105 (2,553) (2,553)
ONEOK, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 11,691 (7,365) (7,365)
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 3,066 (2,759) (2,759)
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 9,079 (4,721) (4,721)
Primoris Services
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 8,001 (33,124) (33,124)
Protagonist
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 9,167 (18,976) (18,976)
Quest Diagnostics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 10,074 (54,721) (54,721)
Realty Income Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 30,911 (28,438) (28,438)
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 9,661 (96,320) (96,320)
Roku, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 11,970 (62,962) (62,962)
Ryder System, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 3,823 (4,358) (4,358)
Saia, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 2,467 (17,047) (17,047)

44 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
SentinelOne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 94,384 (8,495) (8,495)
Sirius XM Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 76,671 (22,235) (22,235)
Skyworks Solutions,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 27,751 (833) (833)
Snap, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 108,687 (33,693) (33,693)
Southwest Airlines
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 30,992 (25,853) (25,853)
TD SYNNEX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 15,901 (41,502) (41,502)
Trade Desk, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 3,643 (3,352) (3,352)
Trex Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 4,463 (1,607) (1,607)
TTM Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 18,402 (31,651) (31,651)
Urban Outfitters, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 13,562 (11,935) (11,935)
Vail Resorts, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 5,900 (27,080) (27,080)
Valero Energy Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 4,112 (4,359) (4,359)
Viper Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 46,736 (16,358) (16,358)
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 19,505 (78,079) (78,079)
Wayfair, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 12,305 (49,835) (49,835)
West
Pharmaceutical
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 9,221 (12,080) (12,080)
Westlake Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 13,072 (29,280) (29,280)
Williams-Sonoma,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 4,455 (1,558) (1,558)

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 45
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Xcel Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 23,742 (15,669) (15,669)
– –
Total unrealized depreciation (2,263,832) (2,263,832)
– –
Net unrealized appreciation 374,532 374,532
Financing Costs of Swap Contracts (8,476) (8,476)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 366,056 366,056
OBFR Overnight Bank Funding Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
Overnight Bank Funding Rate (OBFR) 3.63%

46 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 47
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 357,863,613 $ – $ – $ 357,863,613
Total Return Swaps† – 2,638,364 – 2,638,364
Total Assets $ 357,863,613 $ 2,638,364 $ – $ 360,501,977
Liabilities:
Total Return Swaps† $ – $ (2,357,168) $ – $ (2,357,168)
Total Liabilities $ – $ (2,357,168) $ – $ (2,357,168)
Total $ 357,863,613 $ 281,196 $ – $ 358,144,809
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

48 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2026:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 2,638,364
Total $ 2,638,364
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (2,357,168)
Total $ (2,357,168)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 49
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 3,416 16,363
Total Closed End Fund
(cost  $14,586) 16,363
Common Stocks 97 .9%
Shares
Aerospace & Defense 3 .0%
AAR Corp.* 515 54,544
AeroVironment, Inc.* 730 203,225
AIRO Group Holdings, Inc.* 1,131 11,638
Archer Aviation, Inc., Class A* 17,064 122,690
Astronics Corp.* 360 27,270
Boeing Co. (The)* 36,672 8,570,980
Cadre Holdings, Inc. 221 8,842
Ducommun, Inc.* 433 49,080
Eve Holding, Inc.* 2,300 9,062
Firefly Aerospace, Inc.* 930 23,436
GE Aerospace 34,897 10,706,051
Howmet Aerospace, Inc. 32,531 6,769,050
Intuitive Machines, Inc.* 3,232 61,376
Kratos Defense & Security
Solutions, Inc.* 3,639 374,853
Lockheed Martin Corp. 11,238 7,127,364
Mercury Systems, Inc.* 937 87,966
Moog, Inc., Class A 718 219,241
National Presto Industries, Inc. 34 4,332
Park Aerospace Corp. 2,261 55,372
Red Cat Holdings, Inc.* 2,783 37,570
Redwire Corp.* 3,133 36,813
RTX Corp. 61,514 12,360,008
Satellogic, Inc., Class A* 5,736 26,386
V2X, Inc.* 413 28,427
Voyager Technologies, Inc.,
Class A* 797 24,332
VSE Corp. 342 74,751
47,074,659
Air Freight & Logistics 0 .0%
†
Forward Air Corp.* 588 16,393
Hub Group, Inc., Class A 1,115 53,052
69,445
Automobile Components 0 .2%
Adient plc* 1,261 26,229
American Axle &
Manufacturing Holdings,
Inc.* 2,077 16,554
Aptiv plc* 18,927 1,433,720
Cooper-Standard Holdings,
Inc.* 513 16,093
Dana, Inc. 3,736 107,970
Dorman Products, Inc.* 532 66,074
Fox Factory Holding Corp.* 339 6,238
Garrett Motion, Inc. 5,019 90,543
Goodyear Tire & Rubber Co.
(The)* 2,729 25,680
Holley, Inc.* 5,111 19,677
LCI Industries 406 59,556
Mobileye Global, Inc., Class A* 35,517 318,943
Common Stocks
Shares Value ($)
Automobile Components
Motorcar Parts of America,
Inc.* 1,020 12,679
Patrick Industries, Inc. 930 117,338
Phinia, Inc. 1,379 98,143
Solid Power, Inc.* 3,687 16,518
Standard Motor Products, Inc. 339 13,536
Strattec Security Corp.* 191 15,112
Visteon Corp. 612 55,606
2,516,209
Automobiles 1 .9%
Faraday Future Intelligent
Electric, Inc., Class A* 18,233 18,962
General Motors Co. 43,178 3,626,952
Livewire Group, Inc.* 710 1,661
Tesla, Inc.* 59,148 25,457,891
Winnebago Industries, Inc. 300 13,773
29,119,239
Banks 3 .7%
1st Source Corp. 656 44,168
Amalgamated Financial Corp. 777 30,179
Ameris Bancorp 1,518 122,381
Arrow Financial Corp. 887 29,989
Associated Banc-Corp. 2,922 79,654
Atlantic Union Bankshares
Corp. 2,635 102,343
Axos Financial, Inc.* 1,198 118,590
Banc of California, Inc. 3,908 78,082
BancFirst Corp. 175 19,241
Bancorp, Inc. (The)* 1,397 83,038
Bank First Corp. 254 35,443
Bank of Hawaii Corp. 774 57,880
Bank of NT Butterfield & Son
Ltd. (The) 1,791 92,774
BankUnited, Inc. 1,808 85,826
Banner Corp. 940 58,130
BayCom Corp. 1,078 31,456
Beacon Financial Corp. 2,356 66,793
Burke & Herbert Financial
Services Corp. 55 3,601
BV Financial, Inc.* 757 14,474
Byline Bancorp, Inc. 585 18,679
C&F Financial Corp. 359 27,033
Cadence Bank 3,941 165,956
Camden National Corp. 589 28,019
Capital City Bank Group, Inc. 562 23,469
Capitol Federal Financial, Inc. 4,588 33,401
Cathay General Bancorp 1,928 98,675
CB Financial Services, Inc. 393 14,081
Central Pacific Financial Corp. 1,674 54,522
Citigroup, Inc. 63,880 7,391,555
Citizens Community Bancorp,
Inc. 787 14,276
Citizens Financial Group, Inc. 36,672 2,309,603
Citizens Financial Services,
Inc. 204 12,903
City Holding Co. 494 60,806
CNB Financial Corp. 522 14,459
Community Financial System,
Inc. 1,288 80,500
Community Trust Bancorp, Inc. 798 49,237
ConnectOne Bancorp, Inc. 1,634 43,497

50 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Banks
Customers Bancorp, Inc.* 930 73,489
CVB Financial Corp. 3,850 75,884
Dime Community Bancshares,
Inc. 429 14,595
Eagle Bancorp Montana, Inc. 682 14,806
Eagle Bancorp, Inc. 552 14,772
Eastern Bankshares, Inc. 3,023 61,926
ECB Bancorp, Inc.* 726 12,836
Enterprise Financial Services
Corp. 840 48,174
Farmers National Banc Corp. 1,382 17,938
FB Financial Corp. 590 33,943
Fifth Third Bancorp 44,952 2,257,489
First Bancorp 5,185 129,231
First Busey Corp. 2,709 66,777
First Business Financial
Services, Inc. 285 16,336
First Commonwealth Financial
Corp. 2,581 46,535
First Community Bankshares,
Inc. 642 23,125
First Financial Bancorp 1,834 52,709
First Financial Bankshares,
Inc. 2,711 86,264
First Financial Corp. 856 55,777
First Foundation, Inc.* 2,236 14,042
First Interstate BancSystem,
Inc., Class A 1,202 42,635
First Merchants Corp. 1,911 75,981
First Mid Bancshares, Inc. 337 14,188
First United Corp. 686 26,294
Flagstar Bank NA 6,697 88,534
Fulton Financial Corp. 4,979 102,816
German American Bancorp,
Inc. 742 31,216
Glacier Bancorp, Inc. 2,138 108,354
Great Southern Bancorp, Inc. 355 21,790
Hancock Whitney Corp. 2,352 161,818
Hanmi Financial Corp. 1,726 45,860
HBT Financial, Inc. 1,137 30,676
Heritage Commerce Corp. 1,991 25,345
Heritage Financial Corp. 1,672 43,154
Hilltop Holdings, Inc. 1,267 47,449
Home Bancorp, Inc. 223 13,311
Home BancShares, Inc. 4,951 143,084
Hope Bancorp, Inc. 1,805 21,624
Horizon Bancorp, Inc. 648 11,418
Huntington Bancshares, Inc. 123,619 2,160,860
Independent Bank Corp. 2,242 123,934
International Bancshares Corp. 1,769 123,193
JPMorgan Chase & Co. 72,752 22,254,109
Kearny Financial Corp. 2,585 20,137
KeyCorp 53,746 1,156,614
Lakeland Financial Corp. 648 38,621
Live Oak Bancshares, Inc. 231 9,231
Mercantile Bank Corp. 875 45,482
Metropolitan Bank Holding
Corp. 543 50,282
Midland States Bancorp, Inc. 1,308 29,888
National Bank Holdings Corp.,
Class A 796 31,983
Common Stocks
Shares Value ($)
Banks
National Bankshares, Inc. 406 14,782
NB Bancorp, Inc. 2,638 57,297
NBT Bancorp, Inc. 725 32,212
Nicolet Bankshares, Inc. 249 36,349
Northeast Community
Bancorp, Inc. 1,617 38,161
Northfield Bancorp, Inc. 2,519 31,034
Northrim Bancorp, Inc. 1,667 39,275
Northwest Bancshares, Inc. 3,043 39,194
OceanFirst Financial Corp. 1,992 37,350
OFG Bancorp 1,626 65,528
Old National Bancorp 6,466 157,964
OP Bancorp 875 12,232
Orange County Bancorp, Inc. 391 12,051
Park National Corp. 322 52,467
Parke Bancorp, Inc. 1,692 46,209
Pathward Financial, Inc. 826 74,580
PCB Bancorp 1,159 26,008
Peapack-Gladstone Financial
Corp. 154 4,885
Peoples Bancorp of North
Carolina, Inc. 772 28,278
Peoples Bancorp, Inc. 952 30,959
PNC Financial Services
Group, Inc. (The) 9,607 2,145,243
Preferred Bank 608 52,148
Princeton Bancorp, Inc. 406 14,709
Provident Financial Services,
Inc. 3,889 86,102
QCR Holdings, Inc. 462 41,700
RBB Bancorp 858 17,795
Red River Bancshares, Inc. 422 35,051
Renasant Corp. 1,484 55,962
Republic Bancorp, Inc., Class
A 625 45,381
Richmond Mutual BanCorp,
Inc. 873 12,248
S&T Bancorp, Inc. 1,193 50,870
Seacoast Banking Corp. of
Florida 1,173 39,225
ServisFirst Bancshares, Inc. 881 72,110
Sierra Bancorp 1,206 42,704
Simmons First National Corp.,
Class A 2,477 50,357
South Plains Financial, Inc. 817 34,036
Southside Bancshares, Inc. 1,069 34,411
SR Bancorp, Inc. 808 13,445
Stock Yards Bancorp, Inc. 545 36,891
Texas Capital Bancshares,
Inc.* 930 94,088
Timberland Bancorp, Inc. 840 32,710
Tompkins Financial Corp. 65 5,208
Towne Bank 1,637 57,295
TriCo Bancshares 927 46,183
Triumph Financial, Inc.* 679 42,838
Truist Financial Corp. 41,404 2,128,994
TrustCo Bank Corp. 983 42,662
Trustmark Corp. 1,167 49,621
UMB Financial Corp. 1,169 148,627
United Bankshares, Inc. 2,827 119,667
United Community Banks, Inc. 1,920 66,106

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Banks
Unity Bancorp, Inc. 731 39,445
Univest Financial Corp. 996 33,007
US Bancorp 39,129 2,195,528
Valley National Bancorp 9,470 117,996
WaFd, Inc. 1,767 57,640
Wells Fargo & Co. 74,526 6,743,858
WesBanco, Inc. 1,742 61,475
Westamerica Bancorp 1,024 51,794
WSFS Financial Corp. 1,145 74,116
57,737,303
Beverages 1 .2%
Coca-Cola Co. (The) 113,564 8,495,723
MGP Ingredients, Inc. 1,040 25,907
PepsiCo, Inc. 65,999 10,139,426
Vita Coco Co., Inc. (The)* 972 51,856
18,712,912
Biotechnology 1 .2%
4D Molecular Therapeutics,
Inc.* 1,223 10,836
Absci Corp.* 6,354 18,998
ACADIA Pharmaceuticals,
Inc.* 2,528 63,529
ADMA Biologics, Inc.* 5,218 90,271
Agios Pharmaceuticals, Inc.* 1,070 29,361
Akebia Therapeutics, Inc.* 2,441 3,442
Alector, Inc.* 5,343 10,098
Alkermes plc* 4,454 150,946
Altimmune, Inc.* 1,320 7,392
Amicus Therapeutics, Inc.* 5,922 84,625
AnaptysBio, Inc.* 337 15,977
Anavex Life Sciences Corp.* 2,041 9,593
Anika Therapeutics, Inc.* 406 3,747
Annexon, Inc.* 3,819 23,831
Apogee Therapeutics, Inc.* 868 56,863
Arcellx, Inc.* 741 50,618
Arcturus Therapeutics
Holdings, Inc.* 629 4,699
Arcus Biosciences, Inc.* 1,434 30,171
Arcutis Biotherapeutics, Inc.* 2,823 71,620
Ardelyx, Inc.* 4,948 38,050
ArriVent Biopharma, Inc.* 405 9,108
Arrowhead Pharmaceuticals,
Inc.* 3,159 219,013
ARS Pharmaceuticals, Inc.* 928 9,271
aTyr Pharma, Inc.* 2,596 2,292
Aura Biosciences, Inc.* 2,317 12,975
Aurinia Pharmaceuticals, Inc.* 4,531 65,835
Avidity Biosciences, Inc.* 2,468 179,103
Beam Therapeutics, Inc.* 1,786 49,329
Bicara Therapeutics, Inc.* 922 15,490
BioCryst Pharmaceuticals,
Inc.* 5,608 36,901
Biohaven Ltd.* 1,996 23,613
BioMarin Pharmaceutical, Inc.* 10,836 612,667
Bridgebio Pharma, Inc.* 3,431 265,113
Bright Minds Biosciences, Inc.* 150 11,663
Candel Therapeutics, Inc.* 661 3,860
Capricor Therapeutics, Inc.* 1,073 23,488
Cardiff Oncology, Inc.* 2,551 4,464
CareDx, Inc.* 1,463 30,065
Common Stocks
Shares Value ($)
Biotechnology
Catalyst Pharmaceuticals,
Inc.* 3,254 79,072
Celcuity, Inc.* 661 72,327
Celldex Therapeutics, Inc.* 1,414 34,784
CG oncology, Inc.* 1,187 61,783
Cogent Biosciences, Inc.* 3,334 119,724
Coherus Oncology, Inc.* 12,087 26,108
Compass Therapeutics, Inc.* 4,543 29,075
Corvus Pharmaceuticals, Inc.* 2,343 48,500
CRISPR Therapeutics AG* 1,990 99,420
Cullinan Therapeutics, Inc.* 784 9,377
Cytokinetics, Inc.* 28,711 1,814,248
Day One Biopharmaceuticals,
Inc.* 1,139 12,711
Denali Therapeutics, Inc.* 2,540 55,220
Design Therapeutics, Inc.* 2,317 23,657
DiaMedica Therapeutics, Inc.* 2,095 16,844
Dianthus Therapeutics, Inc.* 373 19,914
Disc Medicine, Inc.* 428 33,093
Dynavax Technologies Corp.* 1,793 27,765
Dyne Therapeutics, Inc.* 2,653 47,462
Editas Medicine, Inc.* 3,341 6,649
Emergent BioSolutions, Inc.* 2,250 25,515
Enanta Pharmaceuticals, Inc.* 891 11,494
Entrada Therapeutics, Inc.* 709 8,111
Erasca, Inc.* 3,244 34,094
Fate Therapeutics, Inc.* 2,802 3,334
Foghorn Therapeutics, Inc.* 873 4,985
Geron Corp.* 3,736 5,118
Gossamer Bio, Inc.* 11,864 27,050
GRAIL, Inc.* 873 85,397
Greenwich Lifesciences, Inc.* 590 17,741
Humacyte, Inc.* 5,006 4,995
Ideaya Biosciences, Inc.* 1,576 50,731
ImmunityBio, Inc.* 7,638 47,738
Immunome, Inc.* 2,258 55,592
Immunovant, Inc.* 1,573 40,898
Inhibrx Biosciences, Inc.* 213 16,246
Inmune Bio, Inc.* 1,303 2,072
Intellia Therapeutics, Inc.* 2,572 33,822
Ionis Pharmaceuticals, Inc.* 28,982 2,395,942
Iovance Biotherapeutics, Inc.* 5,837 14,884
Ironwood Pharmaceuticals,
Inc., Class A* 3,857 18,861
Jade Biosciences, Inc. 1,653 25,803
Janux Therapeutics, Inc.* 516 7,074
KalVista Pharmaceuticals,
Inc.* 789 12,316
Keros Therapeutics, Inc.* 783 14,024
Kodiak Sciences, Inc.* 1,088 24,774
Korro Bio, Inc.* 298 3,972
Krystal Biotech, Inc.* 551 153,861
Kura Oncology, Inc.* 4,235 34,388
Kymera Therapeutics, Inc.* 1,136 82,576
Larimar Therapeutics, Inc.* 3,388 11,994
Lexeo Therapeutics, Inc.* 2,003 14,842
Madrigal Pharmaceuticals,
Inc.* 413 202,085
MannKind Corp.* 8,048 46,517
MeiraGTx Holdings plc* 1,927 14,664
MiMedx Group, Inc.* 4,034 20,614
Mineralys Therapeutics, Inc.* 907 28,017

52 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Mirum Pharmaceuticals, Inc.* 847 87,427
Monopar Therapeutics, Inc.* 200 12,076
Monte Rosa Therapeutics,
Inc.* 1,431 29,364
Myriad Genetics, Inc.* 2,053 11,538
Neurogene, Inc.* 336 5,934
Nkarta, Inc.* 1,655 3,674
Novavax, Inc.* 2,754 24,359
Nurix Therapeutics, Inc.* 2,210 36,509
Nuvalent, Inc., Class A* 893 91,881
Olema Pharmaceuticals, Inc.* 1,929 49,614
Organogenesis Holdings, Inc.,
Class A* 2,189 8,756
ORIC Pharmaceuticals, Inc.* 1,173 12,035
Oruka Therapeutics, Inc.* 897 30,704
Palvella Therapeutics, Inc.* 142 10,890
Perspective Therapeutics,
Inc.* 775 2,937
Praxis Precision Medicines,
Inc.* 582 182,748
Prime Medicine, Inc.* 3,321 12,653
Protagonist Therapeutics, Inc.* 1,290 105,522
Prothena Corp. plc* 395 3,480
PTC Therapeutics, Inc.* 2,042 154,232
Puma Biotechnology, Inc.* 2,395 15,520
Recursion Pharmaceuticals,
Inc., Class A* 14,538 60,914
Regeneron Pharmaceuticals,
Inc. 4,399 3,261,639
REGENXBIO, Inc.* 3,009 33,580
Relay Therapeutics, Inc.* 3,055 23,401
Replimune Group, Inc.* 1,233 8,668
Rhythm Pharmaceuticals, Inc.* 1,376 141,068
Rigel Pharmaceuticals, Inc.* 492 17,151
Rocket Pharmaceuticals, Inc.* 1,411 4,910
Sana Biotechnology, Inc.* 5,756 25,499
Savara, Inc.* 2,119 11,443
Scholar Rock Holding Corp.* 1,807 80,122
SELLAS Life Sciences Group,
Inc.* 6,569 24,765
Sionna Therapeutics, Inc.* 436 18,425
Soleno Therapeutics, Inc.* 794 30,617
Solid Biosciences, Inc.* 2,409 15,562
Spyre Therapeutics, Inc.* 1,270 40,615
Stoke Therapeutics, Inc.* 1,284 38,957
Syndax Pharmaceuticals, Inc.* 2,008 40,782
Tango Therapeutics, Inc.* 2,910 33,785
Taysha Gene Therapies, Inc.* 4,841 21,833
Tectonic Therapeutic, Inc.* 526 10,515
TG Therapeutics, Inc.* 2,918 85,877
Tonix Pharmaceuticals Holding
Corp.* 159 2,741
Travere Therapeutics, Inc.* 1,769 54,998
Twist Bioscience Corp.* 1,581 64,932
Tyra Biosciences, Inc.* 805 24,810
Upstream Bio, Inc.* 697 21,663
UroGen Pharma Ltd.* 784 15,374
Vaxcyte, Inc.* 2,491 133,443
Vera Therapeutics, Inc., Class
A* 1,081 46,764
Veracyte, Inc.* 2,377 90,516
Common Stocks
Shares Value ($)
Biotechnology
Verastem, Inc.* 2,833 17,281
Vericel Corp.* 1,169 42,061
Vertex Pharmaceuticals, Inc.* 10,055 4,724,845
Vir Biotechnology, Inc.* 1,318 9,806
Viridian Therapeutics, Inc.* 1,649 54,417
Xencor, Inc.* 1,331 16,092
Xenon Pharmaceuticals, Inc.* 1,004 41,174
Zenas Biopharma, Inc.* 925 16,992
Zymeworks, Inc.* 1,154 26,000
18,914,681
Broadline Retail 3 .5%
Amazon.com, Inc.* 228,311 54,634,822
Groupon, Inc., Class A* 756 10,697
Kohl's Corp. 2,727 47,641
Savers Value Village, Inc.* 1,357 14,059
54,707,219
Building Products 0 .1%
Apogee Enterprises, Inc. 103 3,824
AZZ, Inc. 922 114,595
Builders FirstSource, Inc.* 8,428 964,163
CSW Industrials, Inc. 304 82,074
Gibraltar Industries, Inc.* 472 24,195
Griffon Corp. 1,392 113,378
Janus International Group,
Inc.* 2,285 15,675
Masterbrand, Inc.* 1,371 16,617
Modine Manufacturing Co.* 1,209 223,254
Quanex Building Products
Corp. 1,663 31,131
Resideo Technologies, Inc.* 2,434 83,389
Tecnoglass, Inc. 736 35,998
UFP Industries, Inc. 1,564 161,530
Zurn Elkay Water Solutions
Corp. 3,736 172,267
2,042,090
Capital Markets 4 .4%
Acadian Asset Management,
Inc. 847 46,941
Artisan Partners Asset
Management, Inc., Class A 1,919 85,434
Bakkt, Inc., Class A* 382 5,115
Bank of New York Mellon
Corp. (The) 26,025 3,120,918
BGC Group, Inc., Class A 8,178 74,502
Blackrock, Inc. 7,145 7,994,826
Brookfield Asset Management
Ltd., Class A 39,734 1,975,177
Carlyle Group, Inc. (The) 16,114 947,181
Cohen & Steers, Inc. 172 11,053
Diamond Hill Investment
Group, Inc. 63 10,795
DigitalBridge Group, Inc. 2,478 38,136
Donnelley Financial Solutions,
Inc.* 551 28,514
GCM Grosvenor, Inc., Class A 823 9,316
Hamilton Lane, Inc., Class A 7,146 1,009,301
Innventure, Inc.* 4,023 13,236
Intercontinental Exchange, Inc. 62,105 10,792,607
KKR & Co., Inc. 24,842 2,838,447
Marex Group plc 1,112 43,902

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Capital Markets
Moelis & Co., Class A 1,761 126,211
Moody's Corp. 5,915 3,049,537
Morgan Stanley 74,854 13,683,311
MSCI, Inc., Class A 6,506 3,963,585
Nasdaq, Inc. 43,178 4,183,516
Open Lending Corp.* 5,867 10,502
Patria Investments Ltd., Class
A 3,030 44,268
Perella Weinberg Partners,
Class A 2,259 50,398
Piper Sandler Cos. 443 153,433
PJT Partners, Inc., Class A 681 117,834
S&P Global, Inc. 17,153 9,053,182
Silvercrest Asset Management
Group, Inc., Class A 1,492 21,992
StepStone Group, Inc., Class
A 26,863 1,898,946
Stifel Financial Corp. 8,444 1,041,145
StoneX Group, Inc.* 611 68,591
Tradeweb Markets, Inc., Class
A 21,293 2,194,670
Victory Capital Holdings, Inc.,
Class A 1,397 98,530
Virtus Investment Partners,
Inc. 140 22,855
Webull Corp.* 5,382 37,836
WisdomTree, Inc. 4,291 69,514
68,935,257
Chemicals 1 .1%
ASP Isotopes, Inc.* 1,863 11,811
Aspen Aerogels, Inc.* 3,652 12,307
Avient Corp. 1,878 67,890
Balchem Corp. 887 150,941
Cabot Corp. 1,496 107,996
Chemours Co. (The) 4,221 63,273
Ecolab, Inc. 8,872 2,501,815
Element Solutions, Inc. 48,501 1,411,379
Hawkins, Inc. 470 61,218
HB Fuller Co. 1,009 60,641
Ingevity Corp.* 1,181 77,698
Innospec, Inc. 219 17,897
Intrepid Potash, Inc.* 300 9,852
Koppers Holdings, Inc. 845 24,894
Linde plc 17,744 8,108,476
Mativ Holdings, Inc. 3,429 41,319
Minerals Technologies, Inc. 853 56,093
Orion SA 3,234 19,986
Perimeter Solutions, Inc.* 2,293 59,962
PureCycle Technologies, Inc.* 3,594 34,359
Quaker Chemical Corp. 397 61,035
Sensient Technologies Corp. 963 91,023
Sherwin-Williams Co. (The) 13,013 4,614,930
Tronox Holdings plc 3,237 19,616
17,686,411
Commercial Services & Supplies 0 .5%
ABM Industries, Inc. 1,032 47,513
ACCO Brands Corp. 1,824 7,132
ACV Auctions, Inc., Class A* 1,792 13,996
Brink's Co. (The) 1,037 131,740
Casella Waste Systems, Inc.,
Class A* 1,035 104,411
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Cimpress plc* 417 32,981
CompX International, Inc. 344 8,015
CoreCivic, Inc.* 1,990 36,875
Deluxe Corp. 2,216 58,502
Ennis, Inc. 2,127 41,455
GEO Group, Inc. (The)* 2,384 38,096
Healthcare Services Group,
Inc.* 1,796 33,801
HNI Corp. 1,666 79,618
Interface, Inc., Class A 2,218 69,800
MillerKnoll, Inc. 1,953 39,216
Montrose Environmental
Group, Inc.* 497 11,073
OPENLANE, Inc.* 3,416 102,617
Pitney Bowes, Inc. 5,926 61,808
Quad/Graphics, Inc. 1,208 7,393
Republic Services, Inc., Class
A 13,013 2,798,966
UniFirst Corp. 318 68,370
Vestis Corp. 1,886 12,316
Waste Connections, Inc. 20,703 3,469,823
7,275,517
Communications Equipment 0 .2%
ADTRAN Holdings, Inc.* 2,148 19,805
Applied Optoelectronics, Inc.* 1,387 60,487
BK Technologies Corp.* 190 14,493
Calix, Inc.* 938 41,900
Digi International, Inc.* 1,637 70,506
Extreme Networks, Inc.* 3,109 45,329
Harmonic, Inc.* 3,512 34,137
Motorola Solutions, Inc. 4,140 1,666,516
NETGEAR, Inc.* 158 3,304
NetScout Systems, Inc.* 2,615 72,723
Viasat, Inc.* 2,532 114,370
Viavi Solutions, Inc.* 3,026 74,016
Vistance Networks, Inc.* 4,653 83,754
2,301,340
Construction & Engineering 0 .1%
Ameresco, Inc., Class A* 536 16,798
Arcosa, Inc. 1,006 115,157
Argan, Inc. 332 115,241
Centuri Holdings, Inc.* 641 17,692
Construction Partners, Inc.,
Class A* 919 100,980
Dycom Industries, Inc.* 585 213,168
Fluor Corp.* 3,237 149,517
Granite Construction, Inc. 1,300 156,962
IES Holdings, Inc.* 227 86,326
Legence Corp., Class A* 298 13,979
Limbach Holdings, Inc.* 186 15,992
MYR Group, Inc.* 481 120,269
NWPX Infrastructure, Inc.* 644 43,438
Primoris Services Corp. 1,562 231,566
Sterling Infrastructure, Inc.* 799 285,970
Tutor Perini Corp. 791 62,402
1,745,457
Construction Materials 0 .3%
Knife River Corp.* 936 62,871
Martin Marietta Materials, Inc. 6,506 4,241,587

54 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Construction Materials
United States Lime & Minerals,
Inc. 468 56,408
4,360,866
Consumer Finance 0 .0%
†
Bread Financial Holdings, Inc. 1,202 87,193
Dave, Inc.* 268 43,869
Enova International, Inc.* 632 104,387
FirstCash Holdings, Inc. 1,078 183,799
LendingClub Corp.* 1,692 28,612
LendingTree, Inc.* 248 14,052
Navient Corp. 1,304 12,792
Nelnet, Inc., Class A 569 75,051
OppFi, Inc. 1,212 11,538
PROG Holdings, Inc. 1,188 38,539
Upstart Holdings, Inc.* 1,859 72,966
World Acceptance Corp.* 175 21,219
694,017
Consumer Staples Distribution & Retail 1 .3%
Andersons, Inc. (The) 1,086 67,321
Chefs' Warehouse, Inc. (The)* 841 52,899
Costco Wholesale Corp. 16,561 15,571,480
Dollar Tree, Inc.* 29,574 3,477,607
PriceSmart, Inc. 818 116,328
United Natural Foods, Inc.* 1,047 38,980
Village Super Market, Inc.,
Class A 846 30,168
Weis Markets, Inc. 250 17,787
19,372,570
Containers & Packaging 0 .3%
Avery Dennison Corp. 16,561 3,072,231
Ball Corp. 36,672 2,085,537
Greif, Inc., Class A 480 33,898
Greif, Inc., Class B 181 15,055
Myers Industries, Inc. 1,688 34,891
O-I Glass, Inc.* 3,802 58,095
TriMas Corp. 760 26,425
5,326,132
Distributors 0 .0%
†
GigaCloud Technology, Inc.,
Class A* 690 27,552
Weyco Group, Inc. 354 11,193
38,745
Diversified Consumer Services 0 .1%
Adtalem Global Education,
Inc.* 1,159 120,014
American Public Education,
Inc.* 551 23,021
Coursera, Inc.* 1,509 9,145
Frontdoor, Inc.* 1,876 110,890
Graham Holdings Co., Class B 102 118,996
Laureate Education, Inc.* 3,965 136,000
OneSpaWorld Holdings Ltd. 2,978 58,518
Perdoceo Education Corp. 1,722 55,156
Strategic Education, Inc. 366 31,117
Stride, Inc.* 804 68,018
Udemy, Inc.* 710 3,415
Universal Technical Institute,
Inc.* 1,236 34,398
768,688
Common Stocks
Shares Value ($)
Diversified REITs 0 .0%
†
Alexander & Baldwin, Inc. 2,540 52,680
American Assets Trust, Inc. 1,612 29,113
Broadstone Net Lease, Inc. 5,793 107,228
Essential Properties Realty
Trust, Inc. 4,809 146,001
Modiv Industrial, Inc., Class C 922 14,125
349,147
Diversified Telecommunication Services 0 .8%
AT&T, Inc. 211,750 5,549,967
Cogent Communications
Holdings, Inc. 1,450 35,235
Comcast Corp., Class A 211,885 6,303,579
Globalstar, Inc.* 1,154 71,109
IDT Corp., Class B 974 47,366
Liberty Latin America Ltd.,
Class A* 2,324 17,941
Liberty Latin America Ltd.,
Class C* 2,324 18,081
Lumen Technologies, Inc.* 23,794 209,863
12,253,141
Electric Utilities 1 .2%
Alliant Energy Corp. 19,897 1,311,411
American Electric Power Co.,
Inc. 23,659 2,833,757
Constellation Energy Corp. 10,055 2,822,237
Entergy Corp. 24,251 2,325,428
FirstEnergy Corp. 33,714 1,596,021
Genie Energy Ltd., Class B 1,772 24,401
Hawaiian Electric Industries,
Inc.* 4,013 61,479
MGE Energy, Inc. 734 58,632
NextEra Energy, Inc. 64,471 5,667,001
Oklo, Inc., Class A* 2,667 212,347
Otter Tail Corp. 1,020 90,943
PG&E Corp. 97,003 1,495,786
Portland General Electric Co. 2,889 145,172
TXNM Energy, Inc. 1,411 83,136
18,727,751
Electrical Equipment 1 .0%
American Superconductor
Corp.* 813 24,325
Amprius Technologies, Inc.* 2,443 30,391
Array Technologies, Inc.* 3,045 34,485
Atkore, Inc. 870 60,421
Bloom Energy Corp., Class A* 5,023 760,332
Eaton Corp. plc 16,561 5,819,867
EnerSys 1,066 192,083
Enovix Corp.* 4,649 30,776
Eos Energy Enterprises, Inc.* 7,442 108,951
Fluence Energy, Inc.* 1,136 34,955
Hyliion Holdings Corp.* 7,877 16,148
KULR Technology Group, Inc.* 3,589 12,777
NANO Nuclear Energy, Inc.* 1,116 32,805
Net Power, Inc.* 2,690 6,375
Nextpower, Inc., Class A* 3,268 382,650
NuScale Power Corp., Class
A* 3,382 59,117
nVent Electric plc 64,471 7,237,514
Plug Power, Inc.* 25,415 53,753
Powell Industries, Inc. 242 107,349

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Electrical Equipment
Power Solutions International,
Inc.* 328 23,504
Shoals Technologies Group,
Inc., Class A* 3,894 36,759
SunPower Corp.*∞ 21,848 2
Sunrun, Inc.* 4,577 86,963
T1 Energy, Inc.* 3,765 31,362
Thermon Group Holdings, Inc.* 347 15,702
Vicor Corp.* 410 64,645
15,264,011
Electronic Equipment, Instruments & Components 0 .9%
Advanced Energy Industries,
Inc. 976 249,231
Aeva Technologies, Inc.* 997 12,732
Amphenol Corp., Class A 72,752 10,482,108
Arlo Technologies, Inc.* 1,512 19,187
Badger Meter, Inc. 761 111,547
Bel Fuse, Inc., Class A 261 47,959
Belden, Inc. 1,198 140,777
Benchmark Electronics, Inc. 1,006 52,453
CDW Corp. 7,689 971,813
Climb Global Solutions, Inc. 92 10,910
CTS Corp. 1,322 67,964
Daktronics, Inc.* 1,460 33,799
ePlus, Inc. 701 60,153
Fabrinet* 841 411,619
Insight Enterprises, Inc.* 633 53,185
Itron, Inc.* 925 91,649
Kimball Electronics, Inc.* 1,285 38,820
Knowles Corp.* 2,474 59,970
Mirion Technologies, Inc.,
Class A* 5,214 129,516
Napco Security Technologies,
Inc. 1,177 43,419
nLight, Inc.* 475 21,665
Novanta, Inc.* 720 96,869
OSI Systems, Inc.* 295 73,791
Ouster, Inc.* 1,271 26,475
Plexus Corp.* 741 147,703
Rogers Corp.* 279 27,130
Sanmina Corp.* 1,255 177,808
ScanSource, Inc.* 644 27,686
TTM Technologies, Inc.* 1,951 191,588
Vishay Intertechnology, Inc. 2,333 47,010
Vuzix Corp.* 4,601 12,101
13,938,637
Energy Equipment & Services 0 .3%
Archrock, Inc. 3,726 110,252
Atlas Energy Solutions, Inc.,
Class A 521 6,080
Baker Hughes Co., Class A 56,191 3,148,944
Borr Drilling Ltd. 3,141 14,700
Cactus, Inc., Class A 1,568 88,169
Core Laboratories, Inc. 1,607 31,401
Expro Group Holdings NV* 618 9,894
Forum Energy Technologies,
Inc.* 877 39,675
Helix Energy Solutions Group,
Inc.* 2,321 18,429
Helmerich & Payne, Inc. 2,359 79,923
Innovex International, Inc.* 830 20,626
Common Stocks
Shares Value ($)
Energy Equipment & Services
Kodiak Gas Services, Inc. 1,709 71,795
Liberty Energy, Inc., Class A 5,268 129,856
Nabors Industries Ltd.* 511 34,155
National Energy Services
Reunited Corp.* 1,252 24,639
Noble Corp. plc 2,625 93,503
Oceaneering International,
Inc.* 2,581 77,688
Oil States International, Inc.* 4,529 38,361
Patterson-UTI Energy, Inc. 12,583 94,750
ProPetro Holding Corp.* 3,357 38,572
Ranger Energy Services, Inc.,
Class A 2,021 31,164
RPC, Inc. 3,528 23,461
Seadrill Ltd.* 980 37,710
Solaris Energy Infrastructure,
Inc., Class A 943 52,044
TETRA Technologies, Inc.* 2,215 25,251
Tidewater, Inc.* 1,223 76,425
Transocean Ltd.* 21,475 106,731
Valaris Ltd.* 1,026 59,231
4,583,429
Entertainment 1 .7%
AMC Entertainment Holdings,
Inc., Class A* 5,623 7,816
Atlanta Braves Holdings, Inc.,
Class C* 331 13,217
Cinemark Holdings, Inc. 3,784 89,605
Electronic Arts, Inc. 14,196 2,894,848
IMAX Corp.* 1,356 47,338
Lionsgate Studios Corp.* 2,592 24,468
Madison Square Garden
Entertainment Corp., Class
A* 1,322 81,792
Marcus Corp. (The) 226 3,410
Playstudios, Inc.* 10,086 6,400
Playtika Holding Corp. 9,593 34,727
Sphere Entertainment Co.* 511 48,806
TKO Group Holdings, Inc.,
Class A 11,830 2,396,521
Walt Disney Co. (The) 42,587 4,803,814
Warner Bros Discovery, Inc.* 577,502 15,904,405
26,357,167
Financial Services 2 .6%
Banco Latinoamericano de
Comercio Exterior SA, Class
E 173 8,385
Burford Capital Ltd. 4,195 40,650
Cannae Holdings, Inc. 1,141 16,442
Cass Information Systems,
Inc. 265 11,914
Enact Holdings, Inc. 1,641 65,263
Essent Group Ltd. 2,981 187,564
EVERTEC, Inc. 2,074 62,241
Federal Agricultural Mortgage
Corp., Class C 230 38,939
Flywire Corp.* 2,151 27,103
HA Sustainable Infrastructure
Capital, Inc. 1,932 66,480

56 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Financial Services
Jackson Financial, Inc., Class
A 1,897 225,591
Marqeta, Inc., Class A* 7,760 32,049
Mastercard, Inc., Class A 31,940 17,208,953
NCR Atleos Corp.* 1,493 55,689
NMI Holdings, Inc., Class A* 2,741 106,131
Pagseguro Digital Ltd., Class A 6,645 74,756
Payoneer Global, Inc.* 5,553 35,484
PennyMac Financial Services,
Inc. 401 40,068
Radian Group, Inc. 3,617 118,999
Remitly Global, Inc.* 3,375 44,617
Repay Holdings Corp., Class
A* 2,341 8,170
Sezzle, Inc.* 435 27,509
StoneCo Ltd., Class A* 6,249 100,859
Visa, Inc., Class A 66,837 21,510,152
Walker & Dunlop, Inc. 377 23,710
Waterstone Financial, Inc. 1,649 30,160
40,167,878
Food Products 0 .3%
Alico, Inc. 352 14,541
B&G Foods, Inc. 1,518 6,634
Beyond Meat, Inc.* 1,832 1,398
Cal-Maine Foods, Inc. 1,374 114,770
Dole plc 2,640 42,055
Fresh Del Monte Produce, Inc. 1,694 67,184
Hain Celestial Group, Inc.
(The)* 2,146 2,597
J & J Snack Foods Corp. 233 22,135
Marzetti Co. (The) 490 84,069
Mondelez International, Inc.,
Class A 74,821 4,374,784
Seneca Foods Corp., Class A* 307 36,634
Simply Good Foods Co. (The)* 2,188 41,069
Tootsie Roll Industries, Inc. 941 35,645
TreeHouse Foods, Inc.* 438 10,793
Vital Farms, Inc.* 676 19,232
4,873,540
Gas Utilities 0 .1%
Brookfield Infrastructure Corp.,
Class A 3,478 166,422
Chesapeake Utilities Corp. 395 50,829
New Jersey Resources Corp. 2,484 122,908
Northwest Natural Holding Co. 502 23,373
ONE Gas, Inc. 945 75,184
Southwest Gas Holdings, Inc. 1,703 141,043
Spire, Inc. 1,519 128,340
UGI Corp. 33,714 1,352,269
2,060,368
Ground Transportation 1 .1%
ArcBest Corp. 720 64,958
Canadian Pacific Kansas City
Ltd. 14,196 1,055,331
CSX Corp. 62,871 2,374,009
FTAI Infrastructure, Inc. 4,997 29,083
Heartland Express, Inc. 1,218 12,290
Hertz Global Holdings, Inc.* 2,169 10,628
Old Dominion Freight Line, Inc. 16,561 2,868,365
Proficient Auto Logistics, Inc.* 576 5,806
Common Stocks
Shares Value ($)
Ground Transportation
RXO, Inc.* 3,605 52,561
Uber Technologies, Inc.* 70,386 5,634,399
Union Pacific Corp. 20,702 4,867,040
Werner Enterprises, Inc. 1,330 45,553
17,020,023
Health Care Equipment & Supplies 2 .0%
Abbott Laboratories 65,514 7,160,680
Align Technology, Inc.* 1,719 280,249
Alphatec Holdings, Inc.* 2,063 30,594
AngioDynamics, Inc.* 544 5,636
Artivion, Inc.* 763 31,108
AtriCure, Inc.* 944 34,862
Avanos Medical, Inc.* 1,944 25,894
Axogen, Inc.* 646 22,513
Beta Bionics, Inc.* 1,087 15,033
Bioventus, Inc., Class A* 498 3,949
Boston Scientific Corp.* 60,772 5,684,005
Butterfly Network, Inc.* 5,771 22,853
Cerus Corp.* 5,009 11,671
ClearPoint Neuro, Inc.* 967 12,503
CONMED Corp. 1,020 39,158
Cooper Cos., Inc. (The)* 40,812 3,321,281
Delcath Systems, Inc.* 1,179 11,684
Dexcom, Inc.* 29,574 2,160,085
Edwards Lifesciences Corp.* 54,531 4,436,642
Electromed, Inc.* 1,271 37,965
Embecta Corp. 1,930 20,477
Enovis Corp.* 1,663 36,653
Glaukos Corp.* 1,027 122,603
Haemonetics Corp.* 1,137 75,792
ICU Medical, Inc.* 537 80,496
Integer Holdings Corp.* 708 61,497
Integra LifeSciences Holdings
Corp.* 1,198 13,346
iRadimed Corp. 574 56,183
IRhythm Holdings, Inc.* 685 105,839
Lantheus Holdings, Inc.* 1,620 108,410
LeMaitre Vascular, Inc. 606 51,492
LivaNova plc* 1,396 91,731
Medtronic plc 66,895 6,887,509
Merit Medical Systems, Inc.* 1,483 120,257
Neogen Corp.* 4,067 41,565
NeuroPace, Inc.* 317 4,796
Novocure Ltd.* 2,129 26,400
Omnicell, Inc.* 1,084 52,574
Orthofix Medical, Inc.* 675 8,930
Outset Medical, Inc.* 401 2,009
PROCEPT BioRobotics Corp.* 914 26,469
QuidelOrtho Corp.* 1,780 48,363
SI-BONE, Inc.* 672 11,142
Tactile Systems Technology,
Inc.* 1,818 52,468
Tandem Diabetes Care, Inc.* 1,362 27,090
TransMedics Group, Inc.* 720 96,462
UFP Technologies, Inc.* 207 51,986
Utah Medical Products, Inc. 422 25,767
Varex Imaging Corp.* 2,912 40,593
31,697,264
Health Care Providers & Services 1 .3%
AdaptHealth Corp., Class A* 2,359 23,708
Addus HomeCare Corp.* 278 28,767

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Health Care Providers & Services
AirSculpt Technologies, Inc.* 1,618 4,805
Alignment Healthcare, Inc.* 3,009 67,793
AMN Healthcare Services,
Inc.* 1,347 28,691
Astrana Health, Inc.* 1,133 25,764
Aveanna Healthcare Holdings,
Inc.* 1,937 16,271
BrightSpring Health Services,
Inc.* 1,890 74,220
Brookdale Senior Living, Inc.* 4,302 64,530
Castle Biosciences, Inc.* 568 22,374
Cigna Group (The) 8,872 2,431,904
Clover Health Investments
Corp., Class A* 4,390 9,834
Community Health Systems,
Inc.* 2,899 9,306
Concentra Group Holdings
Parent, Inc. 3,675 81,512
CorVel Corp.* 573 39,898
CVS Health Corp. 43,122 3,213,451
Encompass Health Corp. 9,464 894,632
Enhabit, Inc.* 924 9,822
Ensign Group, Inc. (The) 1,382 237,234
GeneDx Holdings Corp., Class
A* 398 38,312
Guardant Health, Inc.* 2,711 309,162
HealthEquity, Inc.* 2,096 179,564
Hims & Hers Health, Inc.* 4,785 129,626
Innovage Holding Corp.* 2,408 13,364
LifeStance Health Group, Inc.* 1,614 11,411
McKesson Corp. 4,140 3,441,209
National HealthCare Corp. 486 69,551
National Research Corp. 1,441 29,310
NeoGenomics, Inc.* 1,939 23,384
Nutex Health, Inc.* 43 6,398
Option Care Health, Inc.* 4,254 144,636
Owens & Minor, Inc.* 2,494 5,512
PACS Group, Inc.* 808 27,278
Pediatrix Medical Group, Inc.* 3,434 73,419
Pennant Group, Inc. (The)* 625 17,263
Privia Health Group, Inc.* 1,891 43,909
Progyny, Inc.* 2,090 49,888
Quest Diagnostics, Inc. 7,098 1,327,539
RadNet, Inc.* 10,297 721,820
Select Medical Holdings Corp. 3,892 58,575
Strata Critical Medical, Inc.* 2,502 12,210
Surgery Partners, Inc.* 1,542 22,914
Talkspace, Inc.* 7,700 31,108
Tenet Healthcare Corp.* 5,915 1,119,591
UnitedHealth Group, Inc. 18,698 5,365,017
US Physical Therapy, Inc. 387 32,458
20,588,944
Health Care REITs 0 .4%
American Healthcare REIT,
Inc. 2,857 134,022
CareTrust REIT, Inc. 4,481 167,321
Diversified Healthcare Trust 2,555 14,845
LTC Properties, Inc. 1,618 59,008
National Health Investors, Inc. 1,270 104,292
Sabra Health Care REIT, Inc. 7,016 131,410
Sila Realty Trust, Inc. 1,957 47,653
Common Stocks
Shares Value ($)
Health Care REITs
Universal Health Realty
Income Trust 848 33,691
Ventas, Inc. 21,293 1,653,827
Welltower, Inc. 18,336 3,453,769
5,799,838
Health Care Technology 0 .1%
Definitive Healthcare Corp.,
Class A* 3,828 8,881
Doximity, Inc., Class A* 7,143 267,648
Evolent Health, Inc., Class A* 1,019 3,271
HealthStream, Inc. 649 14,466
HeartFlow, Inc.* 829 24,762
OptimizeRx Corp.* 293 3,153
Phreesia, Inc.* 1,046 14,048
Schrodinger, Inc.* 1,100 15,367
Teladoc Health, Inc.* 4,521 24,639
TruBridge, Inc.* 599 11,591
Waystar Holding Corp.* 23,504 624,266
1,012,092
Hotel & Resort REITs 0 .0%
†
Apple Hospitality REIT, Inc. 6,691 77,883
Braemar Hotels & Resorts, Inc. 4,237 11,313
DiamondRock Hospitality Co. 6,532 59,964
RLJ Lodging Trust 4,712 35,010
Ryman Hospitality Properties,
Inc. 1,661 157,297
Service Properties Trust 7,620 15,164
Summit Hotel Properties, Inc. 2,289 10,117
Xenia Hotels & Resorts, Inc. 2,058 30,355
397,103
Hotels, Restaurants & Leisure 2 .0%
Bally's Corp.* 881 13,462
BJ's Restaurants, Inc.* 189 7,904
Bloomin' Brands, Inc. 3,028 18,168
Booking Holdings, Inc. 1,183 5,917,177
Brightstar Lottery plc 1,131 16,377
Brinker International, Inc.* 10,669 1,682,715
Carnival Corp.* 97,656 2,931,633
Cheesecake Factory, Inc.
(The) 1,724 99,923
Cracker Barrel Old Country
Store, Inc. 407 12,259
Dave & Buster's
Entertainment, Inc.* 472 8,859
Dine Brands Global, Inc. 521 17,917
DoorDash, Inc., Class A* 8,872 1,815,389
DraftKings, Inc., Class A* 101,734 2,798,702
El Pollo Loco Holdings, Inc.* 1,073 10,869
Genius Sports Ltd.* 5,270 45,849
Hilton Grand Vacations, Inc.* 1,250 56,388
Krispy Kreme, Inc. 3,369 10,612
Kura Sushi USA, Inc., Class A* 305 20,377
Life Time Group Holdings,
Inc.* 3,647 106,383
Lindblad Expeditions Holdings,
Inc.* 2,117 35,290
Marriott International, Inc.,
Class A 9,739 3,070,707
Marriott Vacations Worldwide
Corp. 163 8,853

58 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
McDonald's Corp. 16,561 5,216,715
Monarch Casino & Resort, Inc. 544 49,792
Nathan's Famous, Inc. 238 24,067
Papa John's International, Inc. 261 9,179
Portillo's, Inc., Class A* 1,829 10,334
Red Rock Resorts, Inc., Class
A 1,510 95,326
Rush Street Interactive, Inc.* 1,724 30,463
Sabre Corp.* 10,191 13,248
Serve Robotics, Inc.* 2,372 24,740
Shake Shack, Inc., Class A* 1,069 94,681
Six Flags Entertainment Corp.* 2,460 44,305
Super Group SGHC Ltd. 4,904 46,441
Sweetgreen, Inc., Class A* 3,332 20,458
United Parks & Resorts, Inc.* 315 11,860
Wynn Resorts Ltd. 39,753 4,271,460
Yum! Brands, Inc. 17,255 2,683,153
31,352,035
Household Durables 0 .3%
Cavco Industries, Inc.* 243 119,561
Century Communities, Inc. 448 28,215
Champion Homes, Inc.* 1,168 91,548
Green Brick Partners, Inc.* 809 56,137
Helen of Troy Ltd.* 576 9,539
Hovnanian Enterprises, Inc.,
Class A* 144 16,222
Installed Building Products,
Inc. 624 179,799
KB Home 1,520 87,461
La-Z-Boy, Inc. 914 33,279
Leggett & Platt, Inc. 1,170 13,654
Lennar Corp., Class A 10,055 1,099,514
LGI Homes, Inc.* 102 5,111
Lovesac Co. (The)* 347 4,622
M/I Homes, Inc.* 706 94,392
Meritage Homes Corp. 1,227 85,289
Sonos, Inc.* 4,150 59,552
Taylor Morrison Home Corp.,
Class A* 2,654 161,761
Toll Brothers, Inc. 12,421 1,794,710
Tri Pointe Homes, Inc.* 1,509 50,325
3,990,691
Household Products 1 .2%
Central Garden & Pet Co.,
Class A* 943 28,922
Colgate-Palmolive Co. 81,716 7,378,138
Energizer Holdings, Inc. 726 15,848
Oil-Dri Corp. of America 693 41,961
Procter & Gamble Co. (The) 70,683 10,727,559
Spectrum Brands Holdings,
Inc. 466 29,689
WD-40 Co. 325 75,150
18,297,267
Independent Power and Renewable Electricity Producers
0 .2%
AES Corp. (The) 64,464 944,398
Montauk Renewables, Inc.* 11,933 20,763
Ormat Technologies, Inc. 1,415 176,790
Vistra Corp. 11,238 1,779,537
2,921,488
Common Stocks
Shares Value ($)
Industrial Conglomerates 0 .3%
3M Co. 28,391 4,348,366
Brookfield Business Corp.,
Class A 319 11,375
4,359,741
Industrial REITs 0 .3%
Industrial Logistics Properties
Trust 1,138 6,066
Innovative Industrial
Properties, Inc. 901 43,536
LXP Industrial Trust 1,932 95,731
One Liberty Properties, Inc. 830 17,887
Prologis, Inc. 34,897 4,556,152
Terreno Realty Corp. 1,610 99,079
4,818,451
Insurance 3 .2%
American Integrity Insurance
Group, Inc.* 671 12,541
AMERISAFE, Inc. 181 6,807
Aon plc, Class A 64,471 22,541,641
Baldwin Insurance Group, Inc.
(The), Class A* 822 18,018
CNO Financial Group, Inc. 3,343 140,573
Donegal Group, Inc., Class A 1,277 23,842
Employers Holdings, Inc. 1,248 54,438
Fidelis Insurance Holdings Ltd. 555 10,567
Genworth Financial, Inc.,
Class A* 7,936 66,186
Goosehead Insurance, Inc.,
Class A* 454 28,075
Greenlight Capital Re Ltd.,
Class A* 1,586 21,998
Hamilton Insurance Group
Ltd., Class B* 1,850 51,338
HCI Group, Inc. 242 38,398
Heritage Insurance Holdings,
Inc.* 265 6,909
Horace Mann Educators Corp. 1,504 67,394
Investors Title Co. 130 33,725
Kingstone Cos., Inc. 870 13,442
Lemonade, Inc.* 1,303 113,009
Mercury General Corp. 904 79,181
MetLife, Inc. 23,659 1,866,222
Oscar Health, Inc., Class A* 4,421 63,441
Palomar Holdings, Inc.* 502 62,042
Root, Inc., Class A* 275 17,086
Ryan Specialty Holdings, Inc.,
Class A 311,118 15,020,777
Safety Insurance Group, Inc. 432 33,998
Selective Insurance Group,
Inc. 1,416 119,057
SiriusPoint Ltd.* 1,859 37,942
Skyward Specialty Insurance
Group, Inc.* 853 38,061
Stewart Information Services
Corp. 616 41,537
Tiptree, Inc., Class A 433 7,742
Trupanion, Inc.* 489 15,643
United Fire Group, Inc. 390 14,017
Universal Insurance Holdings,
Inc. 1,507 45,888

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Insurance
Unum Group 125,394 9,526,182
50,237,717
Interactive Media & Services 9 .2%
Alphabet, Inc., Class A 192,231 64,974,078
Alphabet, Inc., Class C 114,156 38,645,231
Bumble, Inc., Class A* 4,069 13,631
Cargurus, Inc., Class A* 2,461 79,736
Cars.com, Inc.* 2,220 25,219
Grindr, Inc.* 768 8,694
MediaAlpha, Inc., Class A* 1,130 11,560
Meta Platforms, Inc., Class A 53,825 38,565,612
QuinStreet, Inc.* 900 11,961
Rumble, Inc.* 1,633 9,292
Shutterstock, Inc. 633 12,565
Teads Holding Co.* 2,545 1,713
Travelzoo* 902 5,277
TripAdvisor, Inc.* 2,969 39,458
Yelp, Inc., Class A* 2,028 55,527
Ziff Davis, Inc.* 1,221 46,666
ZipRecruiter, Inc., Class A* 567 1,395
142,507,615
IT Services 0 .1%
Applied Digital Corp.* 5,581 189,084
ASGN, Inc.* 1,271 66,206
BigBear.ai Holdings, Inc.* 9,340 47,074
DigitalOcean Holdings, Inc.* 1,685 93,096
Fastly, Inc., Class A* 1,048 9,694
Hackett Group, Inc. (The) 1,326 24,200
Information Services Group,
Inc. 5,930 33,030
TSS, Inc.* 643 6,559
Wix.com Ltd.* 6,020 522,777
991,720
Leisure Products 0 .0%
†
Acushnet Holdings Corp. 951 92,190
Callaway Golf Co.* 4,030 57,831
Escalade, Inc. 562 8,171
Funko, Inc., Class A* 1,773 7,198
Latham Group, Inc.* 2,439 15,341
MasterCraft Boat Holdings,
Inc.* 604 13,004
Peloton Interactive, Inc., Class
A* 9,272 51,831
Polaris, Inc. 951 60,712
306,278
Life Sciences Tools & Services 1 .1%
10X Genomics, Inc., Class A* 2,961 59,812
Adaptive Biotechnologies
Corp.* 3,642 67,377
Agilent Technologies, Inc. 15,378 2,058,345
Azenta, Inc.* 768 29,860
BioLife Solutions, Inc.* 723 15,761
CryoPort, Inc.* 1,348 12,820
Cytek Biosciences, Inc.* 1,682 8,410
Danaher Corp. 22,476 4,919,772
Fortrea Holdings, Inc.* 3,345 56,229
Ginkgo Bioworks Holdings,
Inc.* 1,346 12,074
ICON plc* 2,433 438,548
IQVIA Holdings, Inc.* 6,200 1,426,930
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Mesa Laboratories, Inc. 260 20,478
Niagen Bioscience, Inc.* 220 1,318
Pacific Biosciences of
California, Inc.* 7,912 17,881
Personalis, Inc.* 1,105 10,354
Quantum-Si, Inc.* 14,310 16,170
Thermo Fisher Scientific, Inc. 11,940 6,908,603
Waters Corp.* 2,957 1,096,219
17,176,961
Machinery 2 .1%
3D Systems Corp.* 2,010 4,502
Alamo Group, Inc. 331 64,648
Albany International Corp.,
Class A 928 51,495
Astec Industries, Inc. 811 39,512
Atmus Filtration Technologies,
Inc. 2,350 136,229
Blue Bird Corp.* 977 49,153
Caterpillar, Inc. 13,013 8,554,226
CECO Environmental Corp.* 223 15,037
Chart Industries, Inc.* 885 183,496
Columbus McKinnon Corp. 1,741 36,700
Deere & Co. 11,881 6,273,168
Douglas Dynamics, Inc. 803 30,257
Enerpac Tool Group Corp.,
Class A 1,825 73,657
Enpro, Inc. 417 99,571
ESCO Technologies, Inc. 472 107,696
Federal Signal Corp. 1,596 172,512
Franklin Electric Co., Inc. 1,248 124,326
Gorman-Rupp Co. (The) 1,042 56,779
Greenbrier Cos., Inc. (The) 548 27,630
Helios Technologies, Inc. 402 26,042
Hillenbrand, Inc. 2,026 64,650
Hillman Solutions Corp.* 1,770 16,585
ITT, Inc. 30,165 5,499,079
JBT Marel Corp. 819 128,837
Kadant, Inc. 265 85,076
Kennametal, Inc. 2,282 78,478
L B Foster Co., Class A* 469 14,093
Lindsay Corp. 364 45,598
Luxfer Holdings plc 1,859 28,145
Microvast Holdings, Inc.* 3,729 9,770
Mueller Water Products, Inc.,
Class A 4,293 116,211
Omega Flex, Inc. 327 10,788
Palladyne AI Corp.* 2,120 13,822
Parker-Hannifin Corp. 10,749 10,059,344
Proto Labs, Inc.* 401 21,113
REV Group, Inc. 1,818 116,170
Richtech Robotics, Inc., Class
B* 5,055 18,097
SPX Technologies, Inc.* 868 180,900
Standex International Corp. 241 57,840
Tennant Co. 411 31,273
Terex Corp. 1,476 84,132
Trinity Industries, Inc. 1,504 43,225
Wabash National Corp. 1,266 12,825
Watts Water Technologies,
Inc., Class A 737 220,591

60 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Machinery
Worthington Enterprises, Inc. 374 20,783
33,104,061
Marine Transportation 0 .0%
†
Costamare, Inc. 2,216 37,184
Matson, Inc. 815 130,645
167,829
Media 0 .0%
†
AMC Networks, Inc., Class A* 1,841 14,194
Cable One, Inc. 354 28,670
EchoStar Corp., Class A* 2,963 335,471
Gambling.com Group Ltd.* 3,219 15,355
Gray Media, Inc. 4,473 20,173
Ibotta, Inc., Class A* 181 3,739
iHeartMedia, Inc., Class A* 4,269 13,832
John Wiley & Sons, Inc., Class
A 1,599 49,937
Magnite, Inc.* 2,516 36,406
National CineMedia, Inc. 1,904 6,873
Nexxen International Ltd.* 2,364 14,610
PubMatic, Inc., Class A* 543 3,942
TEGNA, Inc. 6,098 116,838
Thryv Holdings, Inc.* 553 2,660
662,700
Metals & Mining 0 .8%
Agnico Eagle Mines Ltd. 11,732 2,234,946
Alpha Metallurgical Resources,
Inc.* 285 59,793
American Battery Technology
Co.* 1,757 7,098
Caledonia Mining Corp. plc 897 24,614
Century Aluminum Co.* 1,484 67,270
Coeur Mining, Inc.* 15,054 307,704
Commercial Metals Co. 3,334 256,284
Compass Minerals
International, Inc.* 808 20,184
Constellium SE, Class A* 2,827 63,523
Critical Metals Corp.* 752 9,904
Ferroglobe plc 2,910 13,822
Hecla Mining Co. 15,336 345,367
Idaho Strategic Resources,
Inc.* 617 22,249
Ivanhoe Electric, Inc.* 2,425 41,443
Kaiser Aluminum Corp. 226 27,712
Materion Corp. 548 75,777
Metallus, Inc.* 259 5,167
NioCorp Developments Ltd.* 4,059 23,948
Novagold Resources, Inc.* 5,815 50,765
Nucor Corp. 14,196 2,522,913
Perpetua Resources Corp.* 1,639 43,630
Ramaco Resources, Inc.,
Class A* 1,161 22,651
Royal Gold, Inc. 5,196 1,368,159
Ryerson Holding Corp. 632 17,835
Southern Copper Corp. 13,030 2,479,870
SSR Mining, Inc.* 4,941 112,803
Steel Dynamics, Inc. 14,787 2,655,302
SunCoke Energy, Inc. 3,303 25,962
United States Antimony Corp.* 3,510 25,728
Vox Royalty Corp. 1,070 5,639
Warrior Met Coal, Inc. 1,040 92,872
Common Stocks
Shares Value ($)
Metals & Mining
Worthington Steel, Inc. 554 22,287
13,053,221
Mortgage Real Estate Investment Trusts (REITs) 0 .2%
Apollo Commercial Real
Estate Finance, Inc. 5,307 57,369
Arbor Realty Trust, Inc. 7,111 54,755
Ares Commercial Real Estate
Corp. 2,755 14,354
ARMOUR Residential REIT,
Inc. 1,426 24,812
Blackstone Mortgage Trust,
Inc., Class A 119,748 2,305,149
BrightSpire Capital, Inc., Class
A 4,106 24,554
Chicago Atlantic Real Estate
Finance, Inc. 1,271 15,760
Chimera Investment Corp. 567 7,002
Claros Mortgage Trust, Inc.* 5,778 15,832
Dynex Capital, Inc. 2,847 39,516
Franklin BSP Realty Trust, Inc. 2,538 26,040
KKR Real Estate Finance
Trust, Inc. 1,709 14,150
Ladder Capital Corp., Class A 5,464 59,940
Lument Finance Trust, Inc. 5,523 7,401
MFA Financial, Inc. 920 8,869
Ready Capital Corp. 17,980 38,297
Seven Hills Realty Trust 1,735 14,956
TPG RE Finance Trust, Inc. 4,972 44,897
Two Harbors Investment Corp. 2,174 24,936
2,798,589
Multi-Utilities 0 .6%
Avista Corp. 2,373 97,981
Black Hills Corp. 1,856 135,451
CenterPoint Energy, Inc. 33,801 1,341,562
CMS Energy Corp. 28,982 2,071,923
NiSource, Inc. 36,672 1,624,203
Northwestern Energy Group,
Inc. 990 67,181
Sempra 16,741 1,456,634
Unitil Corp. 286 14,560
WEC Energy Group, Inc. 17,744 1,963,729
8,773,224
Office REITs 0 .0%
†
Brandywine Realty Trust 3,920 11,094
COPT Defense Properties 3,721 114,644
Douglas Emmett, Inc. 3,125 33,000
Easterly Government
Properties, Inc., Class A 397 9,286
Empire State Realty Trust,
Inc., Class A 3,688 24,451
Hudson Pacific Properties,
Inc.* 1,328 11,447
JBG SMITH Properties 1,661 27,971
NET Lease Office Properties 1,184 23,100
Peakstone Realty Trust 1,907 29,787
Piedmont Realty Trust, Inc.,
Class A 2,536 21,353
Postal Realty Trust, Inc., Class
A 2,415 44,026
350,159

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels 3 .1%
Ardmore Shipping Corp. 2,004 25,892
California Resources Corp. 2,151 115,078
Calumet, Inc.* 734 16,449
Centrus Energy Corp., Class
A* 358 99,624
Cheniere Energy, Inc. 5,915 1,251,141
Chevron Corp. 43,769 7,742,736
Clean Energy Fuels Corp.* 4,514 9,931
CNX Resources Corp.* 3,668 142,318
Comstock Resources, Inc.* 856 20,844
ConocoPhillips 39,038 4,068,931
Coterra Energy, Inc. 45,882 1,323,696
Crescent Energy Co., Class A 4,627 45,206
CVR Energy, Inc.* 401 9,119
Delek US Holdings, Inc. 1,799 53,088
DHT Holdings, Inc. 5,034 72,137
Diamondback Energy, Inc. 10,647 1,745,576
Diversified Energy Co. 772 10,337
Dorian LPG Ltd. 1,149 33,930
DT Midstream, Inc. 12,959 1,633,093
Encore Energy Corp.* 4,158 13,222
Energy Fuels, Inc.* 5,197 116,621
EOG Resources, Inc. 19,308 2,165,006
EQT Corp. 43,737 2,524,937
Excelerate Energy, Inc., Class
A 952 35,557
Exxon Mobil Corp. 108,241 15,305,277
FLEX LNG Ltd. 1,611 43,014
Golar LNG Ltd. 1,645 66,771
Green Plains, Inc.* 1,844 21,132
Gulfport Energy Corp.* 395 80,647
Hess Midstream LP, Class A 15,651 555,141
HighPeak Energy, Inc. 1,845 8,395
International Seaways, Inc. 1,063 63,408
Kinetik Holdings, Inc., Class A 722 29,537
Kosmos Energy Ltd.* 8,978 14,185
Lightbridge Corp.* 1,437 22,108
Magnolia Oil & Gas Corp.,
Class A 5,737 146,351
Murphy Oil Corp. 3,822 115,004
Navigator Holdings Ltd. 2,314 42,878
New Fortress Energy, Inc.* 9,139 12,155
NextDecade Corp.* 3,153 16,679
Nordic American Tankers Ltd. 2,743 11,411
Northern Oil & Gas, Inc. 2,069 51,725
Par Pacific Holdings, Inc.* 1,234 46,571
PBF Energy, Inc., Class A 2,099 70,233
Phillips 66 17,744 2,547,329
PrimeEnergy Resources
Corp.* 130 23,802
REX American Resources
Corp.* 569 19,238
Riley Exploration Permian, Inc. 812 22,777
Sable Offshore Corp.* 2,404 23,271
SandRidge Energy, Inc. 818 12,965
Scorpio Tankers, Inc. 1,595 101,474
Shell plc, ADR 2,010 154,830
SM Energy Co. 2,866 55,801
Talos Energy, Inc.* 1,666 19,859
Targa Resources Corp. 8,281 1,664,315
Teekay Corp. Ltd. 5,148 52,664
Teekay Tankers Ltd., Class A 533 34,389
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Uranium Energy Corp.* 10,837 186,830
VAALCO Energy, Inc. 3,291 16,916
Vitesse Energy, Inc. 1,251 26,221
W&T Offshore, Inc. 1,964 4,262
Williams Cos., Inc. (The) 41,404 2,784,833
World Kinect Corp. 1,485 39,961
47,788,828
Paper & Forest Products 0 .0%
†
Sylvamo Corp. 1,192 58,337
Passenger Airlines 0 .2%
Allegiant Travel Co.* 370 32,793
Delta Air Lines, Inc. 33,980 2,238,942
Frontier Group Holdings, Inc.* 3,055 14,175
JetBlue Airways Corp.* 3,048 14,844
Joby Aviation, Inc.* 10,618 112,232
SkyWest, Inc.* 975 94,107
Sun Country Airlines Holdings,
Inc.* 1,438 25,223
2,532,316
Personal Care Products 0 .0%
†
Beauty Health Co. (The)* 5,570 8,355
Edgewell Personal Care Co. 1,612 31,370
Herbalife Ltd.* 1,796 30,963
Interparfums, Inc. 444 43,321
Lifevantage Corp. 889 4,712
Nature's Sunshine Products,
Inc.* 599 15,107
Nu Skin Enterprises, Inc.,
Class A 2,053 21,782
155,610
Pharmaceuticals 3 .9%
Aardvark Therapeutics, Inc.* 921 11,964
Alumis, Inc.* 1,627 39,878
Amneal Pharmaceuticals, Inc.* 6,020 82,354
Amphastar Pharmaceuticals,
Inc.* 746 19,761
Amylyx Pharmaceuticals, Inc.* 1,899 27,137
ANI Pharmaceuticals, Inc.* 207 16,943
Aquestive Therapeutics, Inc.* 2,301 6,788
AstraZeneca plc, ADR-UK 22,461 2,083,707
Avadel Pharmaceuticals plc,
ADR* 1,730 37,281
Axsome Therapeutics, Inc.* 859 158,271
BioAge Labs, Inc.* 672 12,761
Biote Corp., Class A* 1,984 4,147
Bristol-Myers Squibb Co. 68,612 3,777,091
Collegium Pharmaceutical,
Inc.* 1,363 62,589
CorMedix, Inc.* 1,457 11,306
Crinetics Pharmaceuticals,
Inc.* 1,846 92,189
Definium Therapeutics, Inc.* 2,813 47,483
Edgewise Therapeutics, Inc.* 1,730 48,699
Eli Lilly & Co. 20,702 21,471,079
Enliven Therapeutics, Inc.* 610 16,134
Esperion Therapeutics, Inc.* 8,156 27,649
Eton Pharmaceuticals, Inc.* 838 12,578
EyePoint, Inc.* 1,088 14,710
Fulcrum Therapeutics, Inc.* 1,079 11,578

62 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Pharmaceuticals
Harmony Biosciences
Holdings, Inc.* 1,059 38,675
Harrow, Inc.* 905 37,051
Indivior Pharmaceuticals, Inc.* 3,321 117,497
Innoviva, Inc.* 2,766 55,320
Johnson & Johnson 69,203 15,726,382
LENZ Therapeutics, Inc.* 758 11,992
Ligand Pharmaceuticals, Inc.* 353 67,811
Liquidia Corp.* 1,666 70,622
Maze Therapeutics, Inc.* 502 21,877
MBX Biosciences, Inc.* 325 11,976
Merck & Co., Inc. 86,552 9,544,089
Nuvation Bio, Inc.* 6,676 34,982
Ocular Therapeutix, Inc.* 3,755 34,321
Omeros Corp.* 2,022 23,637
Pacira BioSciences, Inc.* 979 20,109
Pfizer, Inc. 211,356 5,588,253
Phathom Pharmaceuticals,
Inc.* 507 6,931
Phibro Animal Health Corp.,
Class A 1,243 49,906
Prestige Consumer
Healthcare, Inc.* 1,368 88,195
Rapport Therapeutics, Inc.* 432 11,495
Roche Holding AG, ADR 13,671 775,829
Septerna, Inc.* 515 12,020
SIGA Technologies, Inc. 2,322 15,557
Supernus Pharmaceuticals,
Inc.* 1,511 72,770
Tarsus Pharmaceuticals, Inc.* 685 44,210
Terns Pharmaceuticals, Inc.* 2,117 73,248
Theravance Biopharma, Inc.* 773 14,641
Trevi Therapeutics, Inc.* 1,753 18,354
WaVe Life Sciences Ltd.* 1,989 25,738
Xeris Biopharma Holdings,
Inc.* 2,241 16,494
60,724,059
Professional Services 0 .9%
Alight, Inc., Class A 29,372 44,939
Barrett Business Services, Inc. 315 11,970
BlackSky Technology, Inc.* 843 18,605
CACI International, Inc., Class
A* 6,506 4,037,493
CBIZ, Inc.* 442 17,393
CRA International, Inc. 284 53,659
CSG Systems International,
Inc. 1,012 80,707
Exponent, Inc. 868 62,383
Huron Consulting Group, Inc.* 604 102,076
IBEX Holdings Ltd.* 474 17,633
ICF International, Inc. 590 55,018
Innodata, Inc.* 663 36,757
Insperity, Inc. 274 11,708
Jacobs Solutions, Inc. 19,519 2,640,140
Kforce, Inc. 739 26,109
Korn Ferry 1,602 111,291
Legalzoom.com, Inc.* 1,296 11,521
Maximus, Inc. 1,688 159,415
Planet Labs PBC* 5,215 130,219
Resolute Holdings
Management, Inc.* 128 26,107
Common Stocks
Shares Value ($)
Professional Services
Resources Connection, Inc. 3,059 13,857
TIC Solutions, Inc.* 995 10,049
TransUnion 40,812 3,224,964
TriNet Group, Inc. 471 28,844
Upwork, Inc.* 2,508 50,235
Verisk Analytics, Inc., Class A 10,647 2,315,297
Verra Mobility Corp., Class A* 3,998 77,161
Willdan Group, Inc.* 146 18,425
13,393,975
Real Estate Management & Development 0 .0%
†
Compass, Inc., Class A* 12,203 152,782
Cushman & Wakefield Ltd.* 6,225 102,339
Douglas Elliman, Inc.* 5,278 14,251
eXp World Holdings, Inc. 766 6,925
Newmark Group, Inc., Class A 4,556 81,233
RE/MAX Holdings, Inc., Class
A* 3,944 30,684
Real Brokerage, Inc. (The)* 2,436 8,623
RMR Group, Inc. (The), Class
A 1,618 24,513
St Joe Co. (The) 1,211 80,156
501,506
Residential REITs 0 .2%
Apartment Investment and
Management Co., Class A 4,297 25,266
Centerspace 548 35,220
Independence Realty Trust,
Inc. 4,762 79,525
Invitation Homes, Inc. 18,857 504,048
NexPoint Residential Trust,
Inc. 1,109 33,514
Sun Communities, Inc. 13,604 1,733,558
Veris Residential, Inc. 1,411 21,433
2,432,564
Retail REITs 0 .2%
Acadia Realty Trust 941 18,829
Alexander's, Inc. 156 38,204
CBL & Associates Properties,
Inc. 1,880 67,304
Curbline Properties Corp. 980 23,765
Getty Realty Corp. 1,885 56,286
InvenTrust Properties Corp. 1,025 30,125
Kite Realty Group Trust 3,896 91,517
Macerich Co. (The) 6,531 123,632
NETSTREIT Corp. 2,092 39,413
Phillips Edison & Co., Inc. 2,599 94,162
Realty Income Corp. 20,110 1,229,927
Regency Centers Corp. 20,110 1,465,416
Tanger, Inc. 3,533 115,600
Urban Edge Properties 3,025 58,776
Whitestone REIT 1,878 26,743
3,479,699
Semiconductors & Semiconductor Equipment 13 .0%
ACM Research, Inc., Class A* 837 48,646
Advanced Micro Devices, Inc.* 35,004 8,286,497
Aehr Test Systems* 728 18,666
Alpha & Omega
Semiconductor Ltd.* 577 12,752
Ambarella, Inc.* 840 53,794
Analog Devices, Inc. 27,716 8,616,350

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Applied Materials, Inc. 24,644 7,943,254
ASML Holding NV
(Registered), ADR-NL 1,179 1,677,717
Axcelis Technologies, Inc.* 868 76,445
Blaize Holdings, Inc.* 1,718 2,336
Broadcom, Inc. 105,931 35,094,940
Cohu, Inc.* 495 14,127
Credo Technology Group
Holding Ltd.* 3,531 442,364
Diodes, Inc.* 841 49,779
FormFactor, Inc.* 1,948 137,315
Ichor Holdings Ltd.* 265 8,040
Impinj, Inc.* 567 78,303
indie Semiconductor, Inc.,
Class A* 4,631 18,987
Intel Corp.* 75,217 3,495,334
Kopin Corp.* 3,262 8,318
Kulicke & Soffa Industries, Inc. 1,722 98,722
Lam Research Corp. 52,323 12,215,328
MaxLinear, Inc., Class A* 1,695 29,408
Navitas Semiconductor Corp.,
Class A* 4,535 38,910
NVE Corp. 385 25,984
NVIDIA Corp. 581,117 111,068,892
Penguin Solutions, Inc.* 1,227 23,571
Photronics, Inc.* 2,219 76,711
Power Integrations, Inc. 1,581 72,631
QUALCOMM, Inc. 30,757 4,662,454
Rambus, Inc.* 2,896 329,652
Rigetti Computing, Inc.* 7,719 140,254
Semtech Corp.* 1,974 157,426
Silicon Laboratories, Inc.* 701 99,857
SiTime Corp.* 474 172,114
SkyWater Technology, Inc.* 458 14,500
Synaptics, Inc.* 640 52,806
Texas Instruments, Inc. 28,982 6,247,070
Ultra Clean Holdings, Inc.* 795 34,726
Veeco Instruments, Inc.* 569 17,770
201,662,750
Software 8 .4%
8x8, Inc.* 4,340 7,204
A10 Networks, Inc. 3,180 55,459
ACI Worldwide, Inc.* 2,870 124,443
Adeia, Inc. 4,007 72,487
Agilysys, Inc.* 529 45,891
Airship AI Holdings, Inc.* 2,200 6,842
Alarm.com Holdings, Inc.* 1,234 60,194
Alkami Technology, Inc.* 974 20,639
Appian Corp., Class A* 522 14,564
Arteris, Inc.* 521 7,820
Asana, Inc., Class A* 1,927 19,752
Autodesk, Inc.* 18,336 4,636,624
AvePoint, Inc.* 2,512 29,215
Bit Digital, Inc.* 6,974 14,157
Bitdeer Technologies Group,
Class A* 2,509 32,717
Blackbaud, Inc.* 1,255 67,393
BlackLine, Inc.* 1,184 55,020
Box, Inc., Class A* 3,485 88,345
Braze, Inc., Class A* 932 19,404
C3.ai, Inc., Class A* 2,063 22,714
Common Stocks
Shares Value ($)
Software
Cerence, Inc.* 2,518 28,529
Chaince Digital Holdings, Inc.* 3,973 22,805
Check Point Software
Technologies Ltd.* 24,842 4,459,387
Cipher Mining, Inc.* 7,318 116,795
Cleanspark, Inc.* 6,308 74,687
Clear Secure, Inc., Class A 3,032 98,904
Clearwater Analytics Holdings,
Inc., Class A* 4,026 96,986
Commvault Systems, Inc.* 1,118 95,813
Consensus Cloud Solutions,
Inc.* 1,336 28,537
Core Scientific, Inc.* 6,313 113,571
Crowdstrike Holdings, Inc.,
Class A* 10,647 4,699,639
Daily Journal Corp.* 26 15,246
Digital Turbine, Inc.* 2,085 10,884
Domo, Inc., Class B* 1,019 5,981
D-Wave Quantum, Inc.* 7,504 159,235
eGain Corp.* 1,329 13,649
Fair Isaac Corp.* 2,957 4,326,594
Five9, Inc.* 1,533 27,073
Freshworks, Inc., Class A* 4,297 46,322
HubSpot, Inc.* 7,098 1,987,440
Hut 8 Corp.* 2,403 134,159
Intapp, Inc.* 786 26,685
InterDigital, Inc. 714 233,078
Intuit, Inc. 11,238 5,606,863
Life360, Inc.* 176 10,083
LiveRamp Holdings, Inc.* 2,209 53,789
MARA Holdings, Inc.* 9,032 85,804
Microsoft Corp. 178,035 76,606,680
Mitek Systems, Inc.* 1,239 12,415
N-able, Inc.* 705 4,279
NCR Voyix Corp.* 1,642 16,289
NextNav, Inc.* 1,452 20,851
OneSpan, Inc. 2,518 29,662
Ooma, Inc.* 981 11,527
Oracle Corp. 66,837 11,000,033
Pagaya Technologies Ltd.,
Class A* 1,499 29,066
PagerDuty, Inc.* 2,075 21,995
PAR Technology Corp.* 339 8,885
Porch Group, Inc.* 1,960 15,464
Progress Software Corp.* 1,429 58,475
Q2 Holdings, Inc.* 1,099 67,314
Qualys, Inc.* 954 125,833
Rapid7, Inc.* 926 11,038
Red Violet, Inc.* 758 34,474
ReposiTrak, Inc. 1,330 14,125
Rezolve AI plc* 5,079 13,104
Riot Platforms, Inc.* 8,526 131,897
Salesforce, Inc. 34,306 7,282,821
ServiceNow, Inc.* 53,233 6,228,793
SoundHound AI, Inc., Class A* 8,616 72,891
Sprinklr, Inc., Class A* 3,320 21,182
Sprout Social, Inc., Class A* 435 3,937
SPS Commerce, Inc.* 913 81,494
Telos Corp.* 1,831 9,997
Tenable Holdings, Inc.* 1,983 43,745
Terawulf, Inc.* 7,016 93,804

64 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Software
Varonis Systems, Inc., Class
B* 1,549 46,222
Vertex, Inc., Class A* 826 15,322
Viant Technology, Inc., Class
A* 679 8,026
Workiva, Inc., Class A* 794 61,154
Yext, Inc.* 2,933 21,000
Zeta Global Holdings Corp.,
Class A* 4,041 75,082
130,278,298
Specialized REITs 0 .2%
Extra Space Storage, Inc. 9,464 1,305,748
Four Corners Property Trust,
Inc. 2,938 72,422
Outfront Media, Inc. 4,390 106,765
PotlatchDeltic Corp. 1,594 66,518
Smartstop Self Storage REIT,
Inc. 659 20,719
Weyerhaeuser Co. 40,812 1,052,133
2,624,305
Specialty Retail 2 .5%
Abercrombie & Fitch Co.,
Class A* 1,003 97,923
Academy Sports & Outdoors,
Inc. 1,243 68,377
Advance Auto Parts, Inc. 1,069 51,323
American Eagle Outfitters, Inc. 4,915 114,569
Asbury Automotive Group,
Inc.* 457 107,171
Bed Bath & Beyond, Inc.* 863 5,100
Boot Barn Holdings, Inc.* 866 154,564
Buckle, Inc. (The) 1,254 59,314
Build-A-Bear Workshop, Inc. 508 30,317
Caleres, Inc. 893 10,912
Camping World Holdings, Inc.,
Class A 404 5,329
Citi Trends, Inc.* 515 22,222
Designer Brands, Inc., Class A 1,202 7,621
Genesco, Inc.* 430 12,440
Group 1 Automotive, Inc. 252 89,274
Home Depot, Inc. (The) 41,404 15,509,524
Lands' End, Inc.* 321 5,701
National Vision Holdings, Inc.* 1,301 34,281
O'Reilly Automotive, Inc.* 70,978 6,984,945
Outdoor Holding Co.* 2,253 3,672
RealReal, Inc. (The)* 2,741 40,211
Revolve Group, Inc., Class A* 679 18,774
Sally Beauty Holdings, Inc.* 3,604 54,853
Signet Jewelers Ltd. 992 91,532
Sonic Automotive, Inc., Class
A 282 16,909
Stitch Fix, Inc., Class A* 2,691 12,917
TJX Cos., Inc. (The) 49,684 7,443,160
Ulta Beauty, Inc.* 4,732 3,063,308
Urban Outfitters, Inc.* 1,706 120,870
Valvoline, Inc.* 74,526 2,438,491
Victoria's Secret & Co.* 1,857 101,225
Warby Parker, Inc., Class A* 73,808 1,882,842
Winmark Corp. 41 18,478
Common Stocks
Shares Value ($)
Specialty Retail
Zumiez, Inc.* 898 22,100
38,700,249
Technology Hardware, Storage & Peripherals 5 .8%
Apple, Inc. 347,198 90,090,937
Diebold Nixdorf, Inc.* 1,041 71,839
IonQ, Inc.* 7,915 316,442
Quantum Computing, Inc.* 5,729 53,108
Xerox Holdings Corp. 5,694 12,470
90,544,796
Textiles, Apparel & Luxury Goods 0 .3%
Capri Holdings Ltd.* 3,053 68,906
Carter's, Inc. 778 26,927
Figs, Inc., Class A* 2,937 31,749
G-III Apparel Group Ltd. 1,591 46,696
Kontoor Brands, Inc. 1,337 79,859
Movado Group, Inc. 722 16,462
NIKE, Inc., Class B 78,295 4,839,414
Oxford Industries, Inc. 350 12,897
Steven Madden Ltd. 1,563 68,584
Wolverine World Wide, Inc. 523 9,268
5,200,762
Tobacco 0 .1%
British American Tobacco plc,
ADR-UK 31,622 1,918,823
Turning Point Brands, Inc. 537 65,058
Universal Corp. 411 23,258
2,007,139
Trading Companies & Distributors 0 .3%
Alta Equipment Group, Inc. 3,173 21,449
Boise Cascade Co. 978 79,032
DNOW, Inc.* 5,257 79,854
DXP Enterprises, Inc.* 261 33,943
GATX Corp. 636 115,695
Herc Holdings, Inc. 842 120,692
Hudson Technologies, Inc.* 1,329 9,529
Karat Packaging, Inc. 566 13,850
McGrath RentCorp 837 93,485
NPK International, Inc.* 1,159 16,006
Rush Enterprises, Inc., Class A 1,365 87,619
Rush Enterprises, Inc., Class
B 782 46,146
United Rentals, Inc. 4,962 3,880,582
Xometry, Inc., Class A* 848 48,446
4,646,328
Water Utilities 0 .0%
†
American States Water Co. 743 54,209
Cadiz, Inc.* 3,797 21,415
California Water Service
Group 1,097 49,036
Consolidated Water Co. Ltd. 574 21,743
H2O America 381 19,827
Middlesex Water Co. 621 32,528
Pure Cycle Corp.* 986 11,418
York Water Co. (The) 444 14,910
225,086
Wireless Telecommunication Services 0 .3%
Gogo, Inc.* 1,189 5,457
Spok Holdings, Inc. 1,603 22,073

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
Wireless Telecommunication Services
Telephone & Data Systems,
Inc. 1,854 83,671
Tingo Group, Inc.* 1,247 11
T-Mobile US, Inc. 21,355 4,211,420
4,322,632
Total Common Stocks
(cost $1,155,204,067) 1,521,638,076
Exchange Traded Fund 0 .8%
Equity Fund 0.8%
iShares Russell 1000 ETF 31,042 11,748,155
Total Exchange Traded Fund
(cost $9,379,886) 11,748,155
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
89bio, Inc., CVR*∞ 3,554 0
Akero Therapeutics, Inc.,
CVR*∞ 1,507 0
Blueprint Medicines Corp.,
CVR*∞ 1,787 0
Cargo Therapeutics, Inc.,
CVR*∞ 1,324 0
Chinook Therapeutics, Inc.,
CVR*^∞ 485 0
Icosavax, Inc., CVR*^∞ 284 0
Inhibrx, Inc., CVR*^∞ 457 0
iTeos Therapeutics, Inc.,
CVR*∞ 980 0
Metsera, Inc., CVR*∞ 854 0
Poseida Therapeutics, Inc.,
CVR*∞ 3,119 0
Verve Therapeutics, Inc.,
CVR*∞ 2,006 0
0
Health Care Equipment & Supplies 0 .0%
†
Paragon 28, Inc., CVR*∞ 679 0
Total Rights
(cost $0) 0
Warrants 0 .0%
†
Number of
Warrants
Specialty Retail 0 .0%
†
Bed Bath & Beyond, Inc.,
expiring 10/7/2026* 318 213
Total Warrants
(cost $0) 213
Total Investments
(cost $1,164,598,539) — 98.7% 1,533,402,807
Other assets in excess of liabilities — 1.3% 20,467,591
NET ASSETS — 100.0%
$ 1,553,870,398
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
NL Netherlands
REIT Real Estate Investment Trust
UK United Kingdom

66 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 67
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 16,363 $ – $ – $ 16,363
Common Stocks
Aerospace & Defense 47,074,659 – – 47,074,659
Air Freight & Logistics 69,445 – – 69,445
Automobile Components 2,516,209 – – 2,516,209
Automobiles 29,119,239 – – 29,119,239
Banks 57,737,303 – – 57,737,303
Beverages 18,712,912 – – 18,712,912
Biotechnology 18,914,681 – – 18,914,681
Broadline Retail 54,707,219 – – 54,707,219
Building Products 2,042,090 – – 2,042,090
Capital Markets 68,935,257 – – 68,935,257
Chemicals 17,686,411 – – 17,686,411
Commercial Services & Supplies 7,275,517 – – 7,275,517
Communications Equipment 2,301,340 – – 2,301,340
Construction & Engineering 1,745,457 – – 1,745,457
Construction Materials 4,360,866 – – 4,360,866
Consumer Finance 694,017 – – 694,017
Consumer Staples Distribution & Retail 19,372,570 – – 19,372,570
Containers & Packaging 5,326,132 – – 5,326,132
Distributors 38,745 – – 38,745
Diversified Consumer Services 768,688 – – 768,688
Diversified REITs 349,147 – – 349,147
Diversified Telecommunication Services 12,253,141 – – 12,253,141
Electric Utilities 18,727,751 – – 18,727,751
Electrical Equipment 15,264,009 2 – 15,264,011
Electronic Equipment, Instruments &
Components 13,938,637 – – 13,938,637
Energy Equipment & Services 4,583,429 – – 4,583,429
Entertainment 26,357,167 – – 26,357,167
Financial Services 40,167,878 – – 40,167,878
Food Products 4,873,540 – – 4,873,540
Gas Utilities 2,060,368 – – 2,060,368
Ground Transportation 17,020,022 – – 17,020,022
Health Care Equipment & Supplies 31,697,264 – – 31,697,264
Health Care Providers & Services 20,588,944 – – 20,588,944
Health Care REITs 5,799,838 – – 5,799,838
Health Care Technology 1,012,092 – – 1,012,092
Hotel & Resort REITs 397,103 – – 397,103
Hotels, Restaurants & Leisure 31,352,035 – – 31,352,035
Household Durables 3,990,691 – – 3,990,691
Household Products 18,297,267 – – 18,297,267
Independent Power and Renewable
Electricity Producers 2,921,488 – – 2,921,488
Industrial Conglomerates 4,359,741 – – 4,359,741
Industrial REITs 4,818,451 – – 4,818,451
Insurance 50,237,717 – – 50,237,717
Interactive Media & Services 142,507,616 – – 142,507,616
IT Services 991,720 – – 991,720
Leisure Products 306,278 – – 306,278
Life Sciences Tools & Services 17,176,961 – – 17,176,961
Machinery 33,104,061 – – 33,104,061
Marine Transportation 167,829 – – 167,829
Media 662,700 – – 662,700
Metals & Mining 13,053,221 – – 13,053,221
Mortgage Real Estate Investment Trusts
(REITs) 2,798,589 – – 2,798,589
Multi-Utilities 8,773,224 – – 8,773,224
Office REITs 350,159 – – 350,159
Oil, Gas & Consumable Fuels 47,788,828 – – 47,788,828

68 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Paper & Forest Products $ 58,336 $ – $ – $ 58,336
Passenger Airlines 2,532,316 – – 2,532,316
Personal Care Products 155,609 – – 155,609
Pharmaceuticals 60,724,059 – – 60,724,059
Professional Services 13,393,975 – – 13,393,975
Real Estate Management & Development 501,506 – – 501,506
Residential REITs 2,432,564 – – 2,432,564
Retail REITs 3,479,699 – – 3,479,699
Semiconductors & Semiconductor
Equipment 201,662,751 – – 201,662,751
Software 130,278,299 – – 130,278,299
Specialized REITs 2,624,305 – – 2,624,305
Specialty Retail 38,700,249 – – 38,700,249
Technology Hardware, Storage &
Peripherals 90,544,796 – – 90,544,796
Textiles, Apparel & Luxury Goods 5,200,762 – – 5,200,762
Tobacco 2,007,139 – – 2,007,139
Trading Companies & Distributors 4,646,328 – – 4,646,328
Water Utilities 225,086 – – 225,086
Wireless Telecommunication Services 4,322,632 – – 4,322,632
Total Common Stocks $ 1,521,638,074 $ 2 $ – $ 1,521,638,076
Exchange Traded Fund 11,748,155 – – 11,748,155
Rights   – – – –
Warrants 213 – – 213
Total $ 1,533,402,805 $ 2 $ – $ 1,533,402,807
As of January 31, 2026, The Fund held three rights investments that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Large Cap Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 69
Common Stocks 97.7%
Shares Value ($)
Aerospace & Defense 5.6%
GE Aerospace(a) 61,340 18,818,499
General Dynamics Corp.(a) 79,680 27,974,851
HEICO Corp., Class A(a) 14,300 3,640,637
Huntington Ingalls Industries,
Inc. 3,150 1,324,607
Leonardo DRS, Inc.(a) 44,930 1,844,826
Loar Holdings, Inc.* 9,100 624,078
Lockheed Martin Corp.(a) 25,090 15,912,580
Northrop Grumman Corp. 12,430 8,604,792
RTX Corp.(a) 120,250 24,161,832
Woodward, Inc.(a) 11,960 3,801,366
106,708,068
Air Freight & Logistics 0.4%
GXO Logistics, Inc.* 15,530 878,843
United Parcel Service, Inc.,
Class B 56,050 5,953,631
6,832,474
Automobile Components 0.7%
BorgWarner, Inc.(a) 293,460 13,912,939
Automobiles 1.4%
General Motors Co. 61,833 5,193,972
Harley-Davidson, Inc.(a) 126,240 2,499,552
Tesla, Inc.*(a) 39,150 16,850,552
Thor Industries, Inc.(a) 11,900 1,331,253
25,875,329
Banks 3.3%
Bank of America Corp.(a) 318,860 16,963,352
KeyCorp(a) 225,580 4,854,482
M&T Bank Corp.(a) 4,250 941,673
NU Holdings Ltd., Class A* 731,820 12,989,805
PNC Financial Services
Group, Inc. (The)(a) 31,180 6,962,494
Truist Financial Corp.(a) 75,710 3,893,008
Webster Financial Corp.(a) 9,520 626,130
Wells Fargo & Co.(a) 167,713 15,176,349
62,407,293
Beverages 1.6%
Boston Beer Co., Inc. (The),
Class A* 5,886 1,257,367
Keurig Dr Pepper, Inc. 49,310 1,353,067
PepsiCo, Inc. 177,960 27,339,995
29,950,429
Biotechnology 3.0%
Alnylam Pharmaceuticals,
Inc.*(a) 5,930 2,004,696
Apellis Pharmaceuticals,
Inc.*(a) 71,420 1,612,664
Biogen, Inc.*(a) 11,210 2,016,567
BioMarin Pharmaceutical,
Inc.*(a) 169,930 9,607,842
Caris Life Sciences, Inc.* 37,700 873,132
Exelixis, Inc.*(a) 242,545 10,031,661
Halozyme Therapeutics,
Inc.*(a) 163,350 11,713,828
Incyte Corp.*(a) 57,170 5,721,002
Neurocrine Biosciences,
Inc.*(a) 38,050 5,177,083
Regeneron Pharmaceuticals,
Inc.(a) 6,900 5,116,005
Common Stocks
Shares Value ($)
Biotechnology
Ultragenyx Pharmaceutical,
Inc.*(a) 32,750 788,293
Vertex Pharmaceuticals,
Inc.*(a) 7,730 3,632,327
58,295,100
Broadline Retail 4.2%
Amazon.com, Inc.*(a) 332,770 79,631,861
Ollie's Bargain Outlet
Holdings, Inc.*(a) 14,740 1,625,969
81,257,830
Building Products 0.5%
Allegion plc 20,470 3,385,533
Armstrong World Industries,
Inc.(a) 16,290 2,993,124
Carrier Global Corp.(a) 16,200 965,196
Lennox International, Inc.(a) 5,970 2,955,628
10,299,481
Capital Markets 2.8%
Ameriprise Financial, Inc.(a) 9,900 5,219,181
Blackstone, Inc.(a) 7,350 1,046,787
Charles Schwab Corp. (The)
(a) 37,700 3,917,784
Evercore, Inc., Class A(a) 21,300 7,524,651
Hamilton Lane, Inc., Class A(a) 17,440 2,463,226
Invesco Ltd. 72,480 1,977,979
Janus Henderson Group plc 182,260 8,772,174
Lazard, Inc., Class A 48,360 2,597,899
Raymond James Financial,
Inc. 32,720 5,426,939
Robinhood Markets, Inc.,
Class A* 34,120 3,394,258
Stifel Financial Corp.(a) 36,520 4,502,916
TPG, Inc., Class A(a) 23,750 1,399,112
Virtu Financial, Inc., Class A(a) 126,040 5,231,920
53,474,826
Chemicals 0.3%
CF Industries Holdings, Inc. 47,060 4,387,404
Scotts Miracle-Gro Co. (The)
(a) 33,020 2,120,544
6,507,948
Commercial Services & Supplies 0.2%
Tetra Tech, Inc.(a) 87,400 3,291,484
Communications Equipment 1.4%
Arista Networks, Inc.*(a) 46,670 6,615,006
Cisco Systems, Inc.(a) 257,030 20,130,589
26,745,595
Construction & Engineering 0.1%
Comfort Systems USA, Inc.(a) 680 776,628
Valmont Industries, Inc.(a) 4,080 1,817,885
2,594,513
Construction Materials 0.0%
†
CRH plc 7,530 921,747
Consumer Finance 1.5%
Ally Financial, Inc.(a) 353,869 14,961,581
OneMain Holdings, Inc. 28,590 1,873,789
SLM Corp. 58,660 1,592,619

70 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Common Stocks
Shares Value ($)
Consumer Finance
Synchrony Financial(a) 132,200 9,601,686
28,029,675
Consumer Staples Distribution & Retail 1.2%
Dollar General Corp.(a) 52,940 7,593,184
Maplebear, Inc.* 144,170 5,357,357
Sprouts Farmers Market,
Inc.*(a) 48,260 3,422,117
Walmart, Inc.(a) 48,260 5,749,696
22,122,354
Containers & Packaging 0.4%
Smurfit WestRock plc 161,560 6,725,743
Diversified Consumer Services 0.4%
Bright Horizons Family
Solutions, Inc.*(a) 34,390 3,185,546
Duolingo, Inc., Class A*(a) 28,360 3,801,941
Grand Canyon Education,
Inc.*(a) 5,720 994,365
7,981,852
Diversified Telecommunication Services 0.8%
AT&T, Inc. 516,100 13,526,981
Liberty Global Ltd., Class A* 229,940 2,550,035
16,077,016
Electric Utilities 1.2%
Constellation Energy Corp. 9,960 2,795,573
Eversource Energy(a) 81,510 5,634,786
NRG Energy, Inc. 25,205 3,847,039
OGE Energy Corp. 73,560 3,213,101
PG&E Corp.(a) 511,270 7,883,783
23,374,282
Electrical Equipment 0.7%
GE Vernova, Inc.(a) 13,410 9,740,622
Generac Holdings, Inc.*(a) 10,270 1,725,771
nVent Electric plc 13,410 1,505,407
Sensata Technologies Holding
plc 22,260 769,973
13,741,773
Electronic Equipment, Instruments & Components 2.0%
Amphenol Corp., Class A(a) 86,450 12,455,716
Cognex Corp.(a) 71,930 2,786,568
Corning, Inc.(a) 14,060 1,451,695
Jabil, Inc.(a) 14,260 3,382,329
Keysight Technologies, Inc.*(a) 31,130 6,734,353
Littelfuse, Inc.(a) 16,810 5,442,406
Ralliant Corp. 12,510 662,655
TD SYNNEX Corp.(a) 24,230 3,844,574
Zebra Technologies Corp.,
Class A*(a) 4,070 956,368
37,716,664
Energy Equipment & Services 0.5%
TechnipFMC plc 181,630 10,120,424
Entertainment 0.3%
Spotify Technology SA*(a) 11,990 5,999,197
Financial Services 2.5%
Affirm Holdings, Inc., Class
A*(a) 65,320 3,938,796
Apollo Global Management,
Inc.(a) 6,520 877,201
Common Stocks
Shares Value ($)
Financial Services
Berkshire Hathaway, Inc.,
Class B* 34,050 16,362,046
Fiserv, Inc.* 21,480 1,368,920
Global Payments, Inc. 63,920 4,585,621
Mastercard, Inc., Class A(a) 1,390 748,918
MGIC Investment Corp.(a) 96,500 2,597,780
PayPal Holdings, Inc. 147,910 7,793,378
Toast, Inc., Class A*(a) 163,400 5,083,374
Voya Financial, Inc. 69,560 5,332,470
48,688,504
Food Products 0.4%
Bunge Global SA 18,800 2,140,944
Darling Ingredients, Inc.*(a) 66,190 3,022,235
Kraft Heinz Co. (The)(a) 32,200 764,428
Tyson Foods, Inc., Class A 27,470 1,794,615
7,722,222
Ground Transportation 0.9%
JB Hunt Transport Services,
Inc. 24,120 4,889,606
Lyft, Inc., Class A*(a) 295,065 4,977,747
Uber Technologies, Inc.* 95,050 7,608,752
17,476,105
Health Care Equipment & Supplies 1.6%
Dexcom, Inc.*(a) 30,040 2,194,122
Envista Holdings Corp.*(a) 148,130 3,476,611
Globus Medical, Inc., Class
A*(a) 37,020 3,356,974
IDEXX Laboratories, Inc.*(a) 26,190 17,559,347
Insulet Corp.*(a) 6,530 1,670,439
STERIS plc(a) 5,550 1,457,430
29,714,923
Health Care Providers & Services 2.1%
CVS Health Corp.(a) 86,880 6,474,297
DaVita, Inc.*(a) 7,336 802,118
Encompass Health Corp.(a) 29,320 2,771,620
HCA Healthcare, Inc. 21,280 10,390,386
Labcorp Holdings, Inc.(a) 3,590 974,757
Tenet Healthcare Corp.*(a) 14,940 2,827,843
UnitedHealth Group, Inc.(a) 27,880 7,999,608
Universal Health Services,
Inc., Class B(a) 41,130 8,277,824
40,518,453
Health Care REITs 0.4%
Healthcare Realty Trust, Inc.,
Class A(a) 261,320 4,387,563
Omega Healthcare Investors,
Inc. 94,900 4,164,212
8,551,775
Health Care Technology 0.0%
†
Veeva Systems, Inc., Class
A*(a) 3,660 746,347
Hotels, Restaurants & Leisure 3.2%
Booking Holdings, Inc.(a) 4,890 24,458,998
Dutch Bros, Inc., Class A*(a) 17,170 933,876
Expedia Group, Inc.(a) 47,300 12,526,932
Las Vegas Sands Corp. 61,294 3,232,033
Norwegian Cruise Line
Holdings Ltd.* 58,948 1,294,498

Nationwide Large Cap Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Restaurant Brands
International, Inc. 155,590 10,422,974
Royal Caribbean Cruises Ltd. 13,830 4,489,909
Wingstop, Inc.(a) 14,620 3,880,587
61,239,807
Household Durables 0.2%
Garmin Ltd. 16,250 3,276,650
Lennar Corp., Class B 6,200 627,812
Toll Brothers, Inc.(a) 4,290 619,862
4,524,324
Independent Power and Renewable Electricity Producers
0.1%
Vistra Corp.(a) 7,220 1,143,287
Insurance 4.7%
Allstate Corp. (The)(a) 59,010 11,742,400
Assurant, Inc.(a) 29,420 7,005,785
Chubb Ltd. 32,950 10,200,002
Fidelity National Financial, Inc. 16,720 909,401
Globe Life, Inc.(a) 55,520 7,785,014
Hanover Insurance Group, Inc.
(The)(a) 5,260 915,976
Hartford Insurance Group, Inc.
(The)(a) 160,442 21,669,297
Progressive Corp. (The)(a) 52,480 10,915,840
RenaissanceRe Holdings Ltd. 29,100 8,197,470
Travelers Cos., Inc. (The) 34,730 9,881,032
89,222,217
Interactive Media & Services 6.8%
Alphabet, Inc., Class C(a) 282,260 95,553,478
Match Group, Inc.(a) 61,020 1,900,773
Meta Platforms, Inc., Class
A(a) 43,450 31,131,925
Reddit, Inc., Class A*(a) 5,900 1,063,593
129,649,769
IT Services 1.0%
Accenture plc, Class A(a) 16,866 4,446,552
Cloudflare, Inc., Class A* 22,250 3,946,037
Cognizant Technology
Solutions Corp., Class A 25,960 2,130,278
EPAM Systems, Inc.*(a) 30,973 6,460,968
MongoDB, Inc., Class A*(a) 4,870 1,808,377
18,792,212
Life Sciences Tools & Services 1.0%
IQVIA Holdings, Inc.*(a) 17,790 4,094,369
Medpace Holdings, Inc.*(a) 15,480 9,016,790
Sotera Health Co.* 60,700 1,099,884
West Pharmaceutical
Services, Inc.(a) 17,120 3,956,774
18,167,817
Machinery 1.0%
CNH Industrial NV 64,217 690,975
Crane Co.(a) 24,150 4,410,756
Lincoln Electric Holdings, Inc.
(a) 9,680 2,568,588
Oshkosh Corp.(a) 8,540 1,228,223
RBC Bearings, Inc.*(a) 2,090 1,044,310
Xylem, Inc.(a) 65,160 8,983,609
18,926,461
Common Stocks
Shares Value ($)
Metals & Mining 2.8%
Anglogold Ashanti plc 178,780 16,603,299
Freeport-McMoRan, Inc.(a) 181,980 10,960,655
Newmont Corp.(a) 147,650 16,588,478
Royal Gold, Inc.(a) 20,720 5,455,783
Southern Copper Corp. 21,360 4,065,235
53,673,450
Multi-Utilities 0.2%
Consolidated Edison, Inc. 18,010 1,920,406
Dominion Energy, Inc. 24,670 1,484,394
3,404,800
Office REITs 0.1%
Vornado Realty Trust(a) 30,150 961,182
Oil, Gas & Consumable Fuels 3.7%
Cheniere Energy, Inc. 66,470 14,059,734
Exxon Mobil Corp.(a) 8,376 1,184,366
HF Sinclair Corp.(a) 200,560 10,427,114
Marathon Petroleum Corp.(a) 40,992 7,222,381
Phillips 66(a) 136,735 19,629,677
Valero Energy Corp.(a) 101,390 18,395,188
70,918,460
Passenger Airlines 0.9%
Delta Air Lines, Inc.(a) 109,320 7,203,095
United Airlines Holdings,
Inc.*(a) 88,920 9,098,294
16,301,389
Pharmaceuticals 3.9%
Corcept Therapeutics, Inc.*(a) 16,890 673,404
Eli Lilly & Co.(a) 10,060 10,433,729
Jazz Pharmaceuticals plc* 30,960 5,092,610
Johnson & Johnson(a) 125,770 28,581,233
Organon & Co. 245,571 2,097,176
Pfizer, Inc.(a) 740,768 19,585,906
Royalty Pharma plc, Class A 64,920 2,705,866
Viatris, Inc.(a) 211,890 2,773,640
Zoetis, Inc., Class A(a) 16,140 2,014,595
73,958,159
Professional Services 0.3%
Leidos Holdings, Inc.(a) 26,370 4,964,944
Paycom Software, Inc. 8,460 1,139,985
6,104,929
Real Estate Management & Development 1.0%
Howard Hughes Holdings,
Inc.*(a) 69,470 5,672,920
Jones Lang LaSalle, Inc.*(a) 35,050 12,544,746
Zillow Group, Inc., Class C*(a) 8,799 554,601
18,772,267
Residential REITs 0.1%
Invitation Homes, Inc. 74,880 2,001,542
Semiconductors & Semiconductor Equipment 11.1%
Astera Labs, Inc.*(a) 9,430 1,420,347
Broadcom, Inc.(a) 154,550 51,202,415
First Solar, Inc.*(a) 20,600 4,645,712
Lam Research Corp.(a) 53,420 12,471,433
NVIDIA Corp.(a) 722,910 138,169,788
Skyworks Solutions, Inc. 89,820 5,008,363
212,918,058

72 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Common Stocks
Shares Value ($)
Software 6.1%
Adobe, Inc.*(a) 14,190 4,161,217
AppLovin Corp., Class A*(a) 4,210 1,991,793
Atlassian Corp., Class A*(a) 37,430 4,423,477
Autodesk, Inc.* 25,160 6,362,209
Datadog, Inc., Class A*(a) 27,516 3,558,369
Gen Digital, Inc.(a) 37,090 889,789
Guidewire Software, Inc.* 11,330 1,594,811
Microsoft Corp.(a) 174,030 74,883,369
Palantir Technologies, Inc.,
Class A*(a) 37,680 5,523,511
Pegasystems, Inc.(a) 98,280 4,293,853
Rubrik, Inc., Class A* 18,240 1,020,528
SentinelOne, Inc., Class A* 104,320 1,458,394
ServiceNow, Inc.*(a) 7,200 842,472
Strategy, Inc., Class A*(a) 31,160 4,664,964
UiPath, Inc., Class A*(a) 103,210 1,299,414
116,968,170
Specialized REITs 2.9%
American Tower Corp.(a) 67,187 12,045,285
Crown Castle, Inc. 195,670 16,986,113
Gaming and Leisure
Properties, Inc. 65,370 2,925,308
Millrose Properties, Inc.(a) 78,360 2,335,128
VICI Properties, Inc., Class
A(a) 740,740 20,799,979
55,091,813
Specialty Retail 1.3%
Best Buy Co., Inc. 134,430 8,751,393
Carvana Co., Class A*(a) 5,720 2,294,349
Gap, Inc. (The) 119,890 3,354,522
Lowe's Cos., Inc.(a) 9,660 2,579,800
Penske Automotive Group,
Inc.(a) 15,890 2,491,393
TJX Cos., Inc. (The) 16,140 2,417,934
Ulta Beauty, Inc.* 4,770 3,087,907
24,977,298
Technology Hardware, Storage & Peripherals 0.6%
HP, Inc. 443,024 8,612,387
NetApp, Inc. 32,460 3,127,521
11,739,908
Textiles, Apparel & Luxury Goods 1.5%
Amer Sports, Inc.* 217,560 7,969,223
Birkenstock Holding plc* 74,120 2,798,771
Lululemon Athletica, Inc.* 39,460 6,885,770
NIKE, Inc., Class B 71,410 4,413,852
Tapestry, Inc. 55,170 7,001,625
29,069,241
Tobacco 0.1%
Philip Morris International, Inc.
(a) 15,300 2,745,432
Trading Companies & Distributors 0.0%
†
MSC Industrial Direct Co., Inc.,
Class A(a) 8,890 749,783
Water Utilities 0.1%
American Water Works Co.,
Inc. 11,020 1,423,013
Common Stocks
Shares Value ($)
Wireless Telecommunication Services 0.6%
Millicom International Cellular
SA 111,300 6,792,639
T-Mobile US, Inc.(a) 22,120 4,362,285
11,154,924
Total Investments
(cost $1,782,062,571) — 97.7% 1,868,982,077
Other assets in excess of liabilities — 2.3% 44,062,097
NET ASSETS — 100.0%
$ 1,913,044,174
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Security or a portion of the security was used to cover the margin requirement for swaps contracts.
REIT Real Estate Investment Trust

Nationwide Large Cap Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 73
OTC Total return swap contracts outstanding as of January 31, 2026 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
AbbVie, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 74,370 634,248 634,248
ADT, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 429,500 120,260 120,260
Advanced Micro
Devices, Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 47,390 417,506 417,506
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 450,510 72,082 72,082
Alexandria Real
Estate Equities, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 33,090 62,871 62,871
Allison Transmission
Holdings, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 16,870 48,079 48,079
Amdocs Ltd. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 13,030 23,754 23,754
American
International Group,
Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 164,420 157,439 157,439
Amgen, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 24,750 293,287 293,287
Analog Devices, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 18,540 162,781 162,781
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 864,980 86,403 86,403
Apple, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 413,860 560,760 560,760
Applied Materials,
Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,360 34,129 34,129
AptarGroup, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 20,210 3,234 3,234
Aramark Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 24,790 12,891 12,891
Arthur J Gallagher
& Co.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,520 57,766 57,766
Automatic Data
Processing, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 14,520 194,278 194,278
Avnet, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 100,080 1,123,898 1,123,898
Axis Capital
Holdings Ltd.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,850 25,748 25,748

74 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Axon Enterprise, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,730 265,745 265,745
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 190,030 750,619 750,619
Bio-Techne Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 64,430 360,596 360,596
Block, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 27,020 121,320 121,320
Boyd Gaming Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 23,870 115,531 115,531
Brown & Brown, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 32,810 250,996 250,996
Bruker Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 80,810 417,787 417,787
Brunswick Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 33,780 287,468 287,468
Builders FirstSource,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 13,470 196,123 196,123
Cardinal Health, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 13,420 25,910 25,910
Carlisle Cos., Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 14,720 372,121 372,121
Carnival Corp. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 343,130 218,452 218,452
Caterpillar, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,540 38,456 38,456
CCC Intelligent
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 522,550 256,050 256,050
Celanese Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 32,000 86,400 86,400
Centene Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 20,390 80,541 80,541
CH Robinson
Worldwide, Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,180 101,632 101,632
Charles River
Laboratories
International, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,540 45,985 45,985
Chemed Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,130 99,503 99,503

Nationwide Large Cap Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 75
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Chipotle Mexican
Grill, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 184,490 198,140 198,140
Clarivate plc Increases in total
return of reference
entity
OBFR -0.27% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 111,210 63,390 63,390
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 193,930 104,722 104,722
Cooper Cos., Inc.
(The)
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 35,720 33,220 33,220
Copart, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 100,010 86,249 86,249
Coty, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 258,240 – –
Cousins Properties,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 166,650 268,306 268,306
CSX Corp. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 181,860 30,500 30,500
Danaher Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,160 106,709 106,709
Dow, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 76,550 29,855 29,855
DraftKings, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 51,360 408,312 408,312
Duke Energy Corp. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,080 19,796 19,796
Edison International OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 141,775 232,157 232,157
elf Beauty, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,190 51,076 51,076
Emerson Electric
Co.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 56,430 59,816 59,816
Equitable Holdings,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 171,370 155,947 155,947
First American
Financial Corp.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 141,158 368,422 368,422
First Citizens
BancShares, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,950 59,847 59,847
Flowserve Corp. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 144,100 220,473 220,473

76 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Fortive Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 17,270 46,629 46,629
Franklin Resources,
Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 277,130 180,134 180,134
FTI Consulting, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 11,610 33,669 33,669
GameStop Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 109,590 10,784 10,784
Gates Industrial
Corp. plc
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 34,350 1,030 1,030
General Mills, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 31,320 52,452 52,452
Globant SA Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 22,540 13,524 13,524
H&R Block, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 23,540 76,034 76,034
Halliburton Co. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 288,865 99,131 99,131
Hasbro, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 38,320 92,734 92,734
Highwoods
Properties, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 29,290 39,541 39,541
Hyatt Hotels Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 38,840 518,125 518,125
Ingersoll Rand, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 208,850 256,885 256,885
International Flavors
& Fragrances, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 125,490 128,000 128,000
International Paper
Co.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 170,180 568,401 568,401
Iron Mountain, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 19,690 10,633 10,633
Jack Henry &
Associates, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 42,750 514,710 514,710
Johnson Controls
International plc
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,300 34,355 34,355
Kyndryl Holdings,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 55,770 225,869 225,869

Nationwide Large Cap Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 77
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 35,490 167,158 167,158
Lincoln National
Corp.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 40,320 21,773 21,773
Live Nation
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 15,460 33,638 33,638
Louisiana-Pacific
Corp.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 23,730 236,588 236,588
LPL Financial
Holdings, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 22,900 282,357 282,357
Madison Square
Garden Sports Corp.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,700 – –
Mattel, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 30,570 26,290 26,290
McCormick & Co.,
Inc. (Non-Voting)
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 53,770 369,400 369,400
Microchip
Technology, Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 37,670 51,495 51,495
Micron Technology,
Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 26,430 1,835,475 1,835,475
Middleby Corp.
(The)
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 29,160 48,989 48,989
Molina Healthcare,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 21,870 309,460 309,460
Monster Beverage
Corp.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 90,890 259,037 259,037
MP Materials Corp. Increases in total
return of reference
entity
OBFR -0.59% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 28,720 227,750 227,750
Newell Brands, Inc. Increases in total
return of reference
entity
OBFR -0.27% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 508,060 15,242 15,242
Olin Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 95,490 269,282 269,282
Ovintiv, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 53,900 189,728 189,728
Park Hotels &
Resorts, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 338,110 104,814 104,814
Pinnacle West
Capital Corp.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,670 9,283 9,283

78 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Popular, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 57,240 268,456 268,456
Procore
Technologies, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,460 179,549 179,549
Procter & Gamble
Co. (The)
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 20,417 53,552 53,552
Prudential Financial,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 74,070 394,052 394,052
Pure Storage, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 13,520 35,800 35,800
QXO, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 97,740 277,582 277,582
Revvity, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 35,880 231,785 231,785
Reynolds Consumer
Products, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 108,110 123,245 123,245
Rithm Capital Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 219,300 35,088 35,088
Rivian Automotive,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 355,900 774,970 774,970
Rocket Lab Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 17,770 189,961 189,961
Roivant Sciences
Ltd.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 59,030 64,974 64,974
Roper Technologies,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 40,020 1,685,242 1,685,242
Saia, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 9,750 232,830 232,830
SailPoint, Inc. Increases in total
return of reference
entity
OBFR -0.49% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 48,310 155,075 155,075
Somnigroup
International, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 28,540 146,696 146,696
Sonoco Products
Co.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 48,630 53,979 53,979
Synopsys, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,840 251,558 251,558
Take-Two Interactive
Software, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,460 301,931 301,931

Nationwide Large Cap Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 79
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Texas Roadhouse,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 15,990 219,703 219,703
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,510 77,064 77,064
Timken Co. (The) Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 57,430 31,012 31,012
Tradeweb Markets,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 93,670 97,417 97,417
Trane Technologies
plc
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,740 297,911 297,911
Trex Co., Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 47,540 78,916 78,916
Twilio, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,120 4,162 4,162
Tyler Technologies,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,780 283,477 283,477
US Bancorp OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 256,920 688,546 688,546
Verizon
Communications,
Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 88,360 516,906 516,906
Viking Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 20,500 58,220 58,220
Walt Disney Co.
(The)
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 69,460 60,042 60,042
Westlake Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 49,930 448,371 448,371
Weyerhaeuser Co. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 551,630 562,663 562,663
WillScot Holdings
Corp.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 37,400 89,386 89,386
XPO, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,346 52,663 52,663
Zimmer Biomet
Holdings, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 54,600 78,624 78,624
Zions Bancorp NA OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 48,190 19,276 19,276
– –
Total unrealized appreciation 27,160,669 27,160,669
– –
3M Co. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 44,340 (784,742) (784,742)

80 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
AAON, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 11,430 (11,659) (11,659)
AECOM OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,820 (32,050) (32,050)
Aflac, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,090 (16,201) (16,201)
Air Products and
Chemicals, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 17,962 (149,264) (149,264)
Alcoa Corp. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 36,590 (256,130) (256,130)
Align Technology,
Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 18,850 (159,094) (159,094)
Altria Group, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 244,950 (35,702) (35,702)
Amcor plc Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 90,194 (8,117) (8,117)
Aon plc Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,500 (16,800) (16,800)
API Group Corp. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 31,510 (30,565) (30,565)
ATI, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 34,700 (176,623) (176,623)
Bank of New York
Mellon Corp. (The)
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 26,930 (94,794) (94,794)
Bio-Rad
Laboratories, Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,140 (117,410) (117,410)
Blackrock, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,250 (17,169) (17,169)
Bristol-Myers Squibb
Co.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 331,450 (34,439) (34,439)
CACI International,
Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,280 (15,778) (15,778)
Campbell's Co.
(The)
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 77,390 (113,763) (113,763)
Capital One
Financial Corp.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 60,960 (1,099,718) (1,099,718)
Carpenter
Technology Corp.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,410 (185,693) (185,693)

Nationwide Large Cap Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 81
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Church & Dwight
Co., Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 38,260 (222,673) (222,673)
Cigna Group (The) OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 15,570 (59,633) (59,633)
Cincinnati Financial
Corp.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 36,470 (58,717) (58,717)
Cintas Corp. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,930 (45,797) (45,797)
Citigroup, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 121,250 (212,188) (212,188)
CME Group, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 61,990 (1,020,975) (1,020,975)
Coherent Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,340 (167,715) (167,715)
Commerce
Bancshares, Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,379 (16,088) (16,088)
Coupang, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 78,690 (24,441) (24,441)
Dell Technologies,
Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 40,750 (172,908) (172,908)
Diamondback
Energy, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 138,210 (1,814,697) (1,814,697)
Dillard's, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,680 (612,818) (612,818)
Dolby Laboratories,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 86,880 (72,110) (72,110)
DR Horton, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 51,840 (608,606) (608,606)
DuPont de
Nemours, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 174,690 (92,586) (92,586)
East West Bancorp,
Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 29,410 (39,115) (39,115)
Entegris, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 32,890 (152,281) (152,281)
Equity LifeStyle
Properties, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 214,130 (222,695) (222,695)
Essex Property
Trust, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,710 (3,413) (3,413)

82 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Estee Lauder Cos.,
Inc. (The)
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,010 (13,827) (13,827)
Expeditors
International of
Washington, Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 32,750 (105,455) (105,455)
F5, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 33,800 (54,756) (54,756)
Flowers Foods, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 247,630 (81,718) (81,718)
Fortinet, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 11,530 (56,958) (56,958)
Genpact Ltd. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 39,500 (56,528) (56,528)
Gentex Corp. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 342,020 (297,557) (297,557)
Graco, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 29,080 (2,181) (2,181)
Home Depot, Inc.
(The)
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,800 (17,366) (17,366)
Host Hotels &
Resorts, Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 129,620 (21,621) (21,621)
Howmet Aerospace,
Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 17,240 (278,943) (278,943)
IDACORP, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 15,140 (908) (908)
Illumina, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,530 (4,180) (4,180)
Intercontinental
Exchange, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,050 (3,025) (3,025)
International
Business Machines
Corp.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,480 (41,816) (41,816)
Intuitive Surgical,
Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,540 (205,645) (205,645)
Ionis
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 21,090 (115,151) (115,151)
IPG Photonics Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 16,810 (208,108) (208,108)
J M Smucker Co.
(The)
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 31,450 (2,516) (2,516)

Nationwide Large Cap Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 83
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
JPMorgan Chase
& Co.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 65,710 (47,465) (47,465)
Kimberly-Clark Corp. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 98,240 (109,031) (109,031)
Kinder Morgan, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 162,100 (499,268) (499,268)
Linde plc Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,230 (37,754) (37,754)
Lumentum Holdings,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 15,070 (731,950) (731,950)
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 17,730 (2,305) (2,305)
Macy's, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 87,900 (24,770) (24,770)
ManpowerGroup,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 49,970 (267,839) (267,839)
Martin Marietta
Materials, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 18,360 (202,144) (202,144)
Marvell Technology,
Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 23,820 (60,079) (60,079)
Matador Resources
Co.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 42,750 (104,738) (104,738)
MDU Resources
Group, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 220,830 (19,875) (19,875)
Medical Properties
Trust, Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 316,150 (44,261) (44,261)
Medtronic plc Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 9,170 (42,824) (42,824)
Merck & Co., Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 166,750 (116,725) (116,725)
Molson Coors
Beverage Co.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 31,690 (82,394) (82,394)
Monolithic Power
Systems, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 820 (95,259) (95,259)
Netflix, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 84,710 (386,277) (386,277)
NextEra Energy, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 54,750 (312,622) (312,622)

84 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Nordson Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 13,960 (36,575) (36,575)
Nucor Corp. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 21,230 (21,464) (21,464)
Occidental
Petroleum Corp.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 42,310 (87,356) (87,356)
On Holding AG OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 159,460 (119,595) (119,595)
Oracle Corp. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 46,065 (1,133,460) (1,133,460)
Post Holdings, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,650 (44,837) (44,837)
Primo Brands Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 49,650 (19,364) (19,364)
PulteGroup, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 57,640 (342,141) (342,141)
QIAGEN NV Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 19,798 (104,731) (104,731)
QUALCOMM, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 48,470 (157,620) (157,620)
Range Resources
Corp.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 32,820 (139,485) (139,485)
Regions Financial
Corp.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 443,240 (8,865) (8,865)
Republic Services,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,810 (43,389) (43,389)
Robert Half, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 127,320 (710,445) (710,445)
S&P Global, Inc. OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,190 (144,472) (144,472)
Silgan Holdings, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 62,300 (24,920) (24,920)
Southwest Airlines
Co.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 219,300 (1,102,441) (1,102,441)
Starwood Property
Trust, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 601,260 (36,076) (36,076)
Texas Pacific Land
Corp.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,957 (225,711) (225,711)

Nationwide Large Cap Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 85
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
UGI Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 22,950 (60,359) (60,359)
Under Armour, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 308,970 (151,395) (151,395)
VF Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 100,180 (41,074) (41,074)
Waste Management,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 16,070 (38,247) (38,247)
Watsco, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,730 (44,226) (44,226)
Williams Cos., Inc.
(The)
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 114,190 (795,904) (795,904)
– –
Total unrealized depreciation (19,365,158) (19,365,158)
– –
Net unrealized appreciation 7,795,511 7,795,511
Financing Costs of Swap Contracts (161,520) (161,520)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 7,633,991 7,633,991
OBFR Overnight Bank Funding Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
Overnight Bank Funding Rate (OBFR) 3.63%

86 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Large Cap Equity Portfolio - January 31, 2026 (Unaudited) - Statement of Investments - 87
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2026:
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,868,982,077 $ – $ – $ 1,868,982,077
Total Return Swaps† – 27,160,669 – 27,160,669
Total Assets $ 1,868,982,077 $ 27,160,669 $ – $ 1,896,142,746
Liabilities:
Total Return Swaps† $ – $ (19,526,678) $ – $ (19,526,678)
Total Liabilities $ – $ (19,526,678) $ – $ (19,526,678)
Total $ 1,868,982,077 $ 7,633,991 $ – $ 1,876,616,068
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

88 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 27,160,669
Total $ 27,160,669
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (19,526,678)
Total $ (19,526,678)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Geneva Small Cap Growth Fund - January 31, 2026 (Unaudited) - Statement of Investments - 1
Common Stocks 96 .8%
Shares Value ($)
Aerospace & Defense 0 .8%
Loar Holdings, Inc.*(a) 144,038 9,878,126
Automobile Components 1 .2%
Dorman Products, Inc.* 123,848 15,381,922
Banks 1 .5%
Axos Financial, Inc.* 199,019 19,700,891
Biotechnology 1 .6%
Vericel Corp.*(a) 555,457 19,985,343
Broadline Retail 2 .4%
Ollie's Bargain Outlet
Holdings, Inc.* 281,656 31,069,473
Building Products 4 .3%
AAON, Inc.(a) 500,475 45,573,253
Trex Co., Inc.* 248,859 10,307,740
55,880,993
Capital Markets 1 .0%
Hamilton Lane, Inc., Class A(a) 95,592 13,501,414
Chemicals 3 .2%
Balchem Corp. 242,712 41,302,301
Commercial Services & Supplies 3 .0%
Casella Waste Systems, Inc.,
Class A*(a) 386,392 38,979,225
Communications Equipment 1 .8%
Digi International, Inc.* 528,884 22,779,034
Construction & Engineering 4 .8%
Construction Partners, Inc.,
Class A* 528,063 58,023,562
WillScot Holdings Corp.(a) 204,037 4,086,861
62,110,423
Diversified Consumer Services 1 .9%
Bright Horizons Family
Solutions, Inc.* 270,633 25,068,735
Electronic Equipment, Instruments & Components 4 .3%
ePlus, Inc. 248,669 21,338,287
Novanta, Inc.* 251,074 33,779,496
55,117,783
Food Products 1 .0%
J & J Snack Foods Corp. 140,364 13,334,580
Health Care Equipment & Supplies 6 .3%
Globus Medical, Inc., Class A* 536,654 48,663,785
LeMaitre Vascular, Inc.(a) 249,927 21,236,297
UFP Technologies, Inc.*(a) 42,961 10,789,225
80,689,307
Health Care Providers & Services 3 .0%
HealthEquity, Inc.* 296,125 25,369,029
Option Care Health, Inc.* 380,246 12,928,364
38,297,393
Health Care Technology 1 .0%
Certara, Inc.*(a) 1,532,532 13,470,956
Hotels, Restaurants & Leisure 3 .7%
Texas Roadhouse, Inc., Class
A 261,768 47,081,592
Household Products 1 .7%
WD-40 Co. 91,865 21,241,944
Common Stocks
Shares Value ($)
Insurance 3 .3%
Kinsale Capital Group, Inc.(a) 84,218 33,340,222
Palomar Holdings, Inc.* 69,824 8,629,548
41,969,770
Life Sciences Tools & Services 3 .9%
Azenta, Inc.*(a) 139,439 5,421,388
BioLife Solutions, Inc.* 240,517 5,243,271
Bio-Techne Corp.(a) 277,624 17,792,922
Mesa Laboratories, Inc. 53,622 4,223,269
Repligen Corp.* 114,039 17,034,005
49,714,855
Machinery 12 .9%
Donaldson Co., Inc. 197,869 20,170,766
ESCO Technologies, Inc. 238,322 54,377,931
RBC Bearings, Inc.* 129,299 64,606,831
SPX Technologies, Inc.* 128,363 26,752,133
165,907,661
Professional Services 6 .8%
CBIZ, Inc.*(a) 122,087 4,804,124
ExlService Holdings, Inc.* 1,250,561 48,959,463
Exponent, Inc. 465,928 33,486,245
87,249,832
Real Estate Management & Development 1 .5%
FirstService Corp. 126,641 19,662,282
Semiconductors & Semiconductor Equipment 5 .2%
MACOM Technology Solutions
Holdings, Inc.* 112,680 24,683,681
Onto Innovation, Inc.*(a) 211,354 42,704,075
67,387,756
Software 11 .1%
Agilysys, Inc.* 223,374 19,377,695
Alarm.com Holdings, Inc.* 352,480 17,193,974
Blackbaud, Inc.* 334,355 17,954,864
BlackLine, Inc.* 232,573 10,807,667
Descartes Systems Group,
Inc. (The)* 400,426 29,935,848
I3 Verticals, Inc., Class A*(a) 513,917 11,414,097
SPS Commerce, Inc.* 88,953 7,939,945
Tyler Technologies, Inc.* 38,981 14,399,581
Vertex, Inc., Class A*(a) 735,557 13,644,582
142,668,253
Specialty Retail 1 .3%
Valvoline, Inc.*(a) 525,562 17,196,389
Trading Companies & Distributors 2 .3%
SiteOne Landscape Supply,
Inc.* 206,128 29,587,613
Total Common Stocks
(cost $681,388,324) 1,246,215,846

2 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Repurchase Agreements 3 .4%
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $2,770,335,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050;
total market value
$2,825,743.(b) 2,769,491 2,769,491
ING Financial Services LLC,
3.67%, dated 1/30/2026,
due 2/6/2026, repurchase
price $2,001,427,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
2/19/2026 - 8/15/2050;
total market value
$2,040,000.(b) 2,000,000 2,000,000
Marex Capital Markets, Inc.,
3.72%, dated 1/30/2026,
due 2/2/2026, repurchase
price $6,001,860,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.25%, maturing
4/15/2026 - 2/15/2055;
total market value
$6,121,899.(b) 6,000,000 6,000,000
Natixis Securities Americas
LLC,
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $17,005,185,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
3/31/2026 - 11/15/2055;
total market value
$17,345,289.(b) 17,000,000 17,000,000
Santander US Capital
Markets,
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $12,003,660,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
2/10/2036 - 8/15/2035;
total market value
$12,243,735.(b) 12,000,000 12,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
3.67%, dated 1/30/2026,
due 2/2/2026, repurchase
price $4,001,223,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.00%, maturing
8/25/2036 - 1/25/2056;
total market value
$4,081,248.(b) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $43,769,491) 43,769,491
Total Investments
(cost $725,157,815) — 100.2% 1,289,985,337
Liabilities in excess of other assets — (0.2)% (2,885,637)
NET ASSETS — 100.0%
$ 1,287,099,700
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $63,940,197, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $43,769,491 and by $22,734,337 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 2/15/2026 - 5/15/2055, a total value of
$66,503,828.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $43,769,491.

Nationwide Geneva Small Cap Growth Fund - January 31, 2026 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

4 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,246,215,846 $ – $ – $ 1,246,215,846
Repurchase Agreements – 43,769,491 – 43,769,491
Total $ 1,246,215,846 $ 43,769,491 $ – $ 1,289,985,337
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard International Equities Fund - January 31, 2026 (Unaudited) - Statement of Investments - 1
Common Stocks 98.9%
Shares Value ($)
AUSTRALIA 2.4%
Banks 0.2%
National Australia Bank Ltd. 21,000 634,371
Broadline Retail 0.4%
Wesfarmers Ltd. 17,000 982,481
Consumer Staples Distribution & Retail 0.4%
Coles Group Ltd. 70,000 1,037,292
Metals & Mining 1.4%
BHP Group Ltd. 80,000 2,767,811
Rio Tinto plc 13,000 1,182,871
3,950,682
6,604,826
AUSTRIA 0.5%
Banks 0.5%
Erste Group Bank AG 10,000 1,299,405
BELGIUM 0.4%
Banks 0.4%
KBC Group NV 8,000 1,133,004
BRAZIL 1.0%
Banks 0.5%
Itau Unibanco Holding SA, ADR
(a) 185,400 1,592,586
Chemicals 0.5%
Yara International ASA 28,000 1,287,994
2,880,580
CANADA 1.9%
Banks 0.3%
Canadian Imperial Bank of
Commerce (a) 10,000 924,173
Construction & Engineering 0.3%
Stantec, Inc. 7,800 772,983
Consumer Staples Distribution & Retail 0.2%
Loblaw Cos. Ltd. 15,500 697,452
Metals & Mining 0.5%
Kinross Gold Corp. 40,000 1,262,400
Oil, Gas & Consumable Fuels 0.6%
Suncor Energy, Inc. 32,000 1,691,359
5,348,367
CHINA 1.8%
Automobiles 0.3%
BYD Co. Ltd., Class H 60,000 744,794
Banks 0.5%
BOC Hong Kong Holdings Ltd. 290,000 1,525,627
Broadline Retail 0.5%
Alibaba Group Holding Ltd., ADR
(a) 5,000 847,800
PDD Holdings, Inc., ADR * 5,000 505,250
1,353,050
Interactive Media & Services 0.5%
Tencent Holdings Ltd. 20,000 1,533,147
5,156,618
DENMARK 1.0%
Banks 0.4%
Danske Bank A/S 23,000 1,175,319
Common Stocks
Shares Value ($)
DENMARK
Pharmaceuticals 0.6%
Novo Nordisk A/S, Class B 25,000 1,481,989
2,657,308
FINLAND 1.4%
Machinery 1.0%
Kone OYJ, Class B 20,000 1,437,916
Wartsila OYJ Abp 35,000 1,420,592
2,858,508
Pharmaceuticals 0.4%
Orion OYJ, Class B 13,000 1,076,002
3,934,510
FRANCE 6.8%
Aerospace & Defense 1.6%
Airbus SE 9,000 2,051,819
Safran SA 6,700 2,386,569
4,438,388
Banks 0.4%
BNP Paribas SA 10,000 1,073,070
Building Products 0.3%
Cie de Saint-Gobain SA 9,000 890,773
Chemicals 0.5%
Air Liquide SA 8,000 1,497,388
Construction & Engineering 0.6%
Eiffage SA 12,000 1,776,139
Diversified Telecommunication Services 0.7%
Orange SA 100,000 1,864,379
Food Products 0.6%
Danone SA 22,000 1,716,401
Health Care Equipment & Supplies 0.3%
EssilorLuxottica SA 2,300 704,085
Insurance 0.2%
AXA SA 15,000 685,338
Oil, Gas & Consumable Fuels 0.9%
TotalEnergies SE 35,000 2,545,586
Textiles, Apparel & Luxury Goods 0.7%
Hermes International SCA 300 718,531
LVMH Moet Hennessy Louis
Vuitton SE 1,800 1,162,427
1,880,958
19,072,505
GERMANY 9.2%
Aerospace & Defense 0.7%
Rheinmetall AG 950 2,005,679
Air Freight & Logistics 0.7%
Deutsche Post AG 35,000 1,964,474
Construction Materials 0.8%
Heidelberg Materials AG 8,000 2,193,791
Diversified Telecommunication Services 0.9%
Deutsche Telekom AG
(Registered) 75,000 2,503,892
Electrical Equipment 1.0%
Siemens Energy AG * 16,000 2,741,250
Industrial Conglomerates 0.9%
Siemens AG (Registered) 8,400 2,551,280

2 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
GERMANY
Insurance 0.9%
Allianz SE (Registered) 2,800 1,235,420
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 2,000 1,214,676
2,450,096
Machinery 0.4%
GEA Group AG 16,000 1,145,402
Multi-Utilities 0.8%
E.ON SE 100,000 2,117,100
Pharmaceuticals 0.5%
Bayer AG (Registered) 25,000 1,320,401
Semiconductors & Semiconductor Equipment 0.5%
Infineon Technologies AG 28,000 1,381,766
Software 1.1%
SAP SE 17,000 3,436,616
25,811,747
GREECE 0.2%
Banks 0.2%
Alpha Bank SA 120,000 575,701
HONG KONG 1.0%
Food Products 0.5%
WH Group Ltd. Reg. S (b) 1,100,000 1,293,855
Insurance 0.5%
AIA Group Ltd. 130,000 1,501,310
2,795,165
INDONESIA 0.6%
Industrial Conglomerates 0.6%
Jardine Matheson Holdings Ltd. 21,914 1,582,966
IRELAND 0.4%
Banks 0.4%
AIB Group plc 100,000 1,126,131
ISRAEL 0.6%
Banks 0.6%
Bank Hapoalim BM 65,000 1,611,444
ITALY 4.3%
Banks 1.4%
Intesa Sanpaolo SpA 280,000 1,983,181
UniCredit SpA 23,000 2,002,652
3,985,833
Electric Utilities 1.0%
Enel SpA 250,000 2,764,369
Electrical Equipment 0.7%
Prysmian SpA 16,000 1,905,243
Financial Services 0.4%
Poste Italiane SpA Reg. S (b) 43,000 1,131,584
Insurance 0.3%
Generali 20,000 818,731
Passenger Airlines 0.3%
Ryanair Holdings plc 25,000 849,036
Pharmaceuticals 0.2%
Recordati Industria Chimica e
Farmaceutica SpA 12,000 660,574
12,115,370
Common Stocks
Shares Value ($)
JAPAN 22.5%
Automobiles 1.1%
Honda Motor Co. Ltd. 75,000 756,136
Suzuki Motor Corp. 75,000 1,028,787
Toyota Motor Corp. 60,000 1,359,874
3,144,797
Banks 2.5%
Mitsubishi UFJ Financial Group,
Inc. 160,000 2,894,011
Mizuho Financial Group, Inc. 20,000 878,130
Sumitomo Mitsui Financial Group,
Inc. 35,000 1,227,383
Sumitomo Mitsui Trust Group, Inc. 50,000 1,655,582
6,655,106
Beverages 0.8%
Asahi Group Holdings Ltd. 125,000 1,302,177
Kirin Holdings Co. Ltd. 65,000 1,006,164
2,308,341
Building Products 0.4%
Daikin Industries Ltd. 10,000 1,203,296
Chemicals 1.2%
Mitsubishi Chemical Group Corp.
(a) 150,000 990,210
Nitto Denko Corp. 45,000 998,880
Shin-Etsu Chemical Co. Ltd. 38,000 1,255,616
3,244,706
Consumer Staples Distribution & Retail 0.5%
Seven & i Holdings Co. Ltd. (a) 90,000 1,285,189
Electrical Equipment 0.5%
Mitsubishi Electric Corp. 45,000 1,408,997
Electronic Equipment, Instruments & Components 0.3%
Murata Manufacturing Co. Ltd. 45,000 914,175
Financial Services 0.5%
ORIX Corp. 50,000 1,520,926
Health Care Equipment & Supplies 0.7%
Hoya Corp. 8,000 1,345,721
Olympus Corp. 60,000 716,736
2,062,457
Household Durables 1.2%
Panasonic Holdings Corp. 125,000 1,722,236
Sony Group Corp. 75,000 1,660,779
3,383,015
Industrial Conglomerates 0.9%
Hitachi Ltd. 70,000 2,429,767
Insurance 0.5%
MS&AD Insurance Group
Holdings, Inc. 60,000 1,526,600
IT Services 0.7%
NEC Corp. 55,000 1,848,320
Machinery 1.2%
Komatsu Ltd. 45,000 1,727,531
Kubota Corp. 100,000 1,533,904
3,261,435
Personal Care Products 0.3%
Kao Corp. 23,000 918,891
Pharmaceuticals 2.1%
Astellas Pharma, Inc. 105,000 1,456,680
Daiichi Sankyo Co. Ltd. 50,000 918,343
Otsuka Holdings Co. Ltd. 26,000 1,555,305

Nationwide Bailard International Equities Fund - January 31, 2026 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Takeda Pharmaceutical Co. Ltd. 60,000 2,053,694
5,984,022
Professional Services 0.6%
Recruit Holdings Co. Ltd. 31,000 1,641,689
Real Estate Management & Development 0.8%
Daito Trust Construction Co. Ltd. 40,000 811,634
Daiwa House Industry Co. Ltd. 40,000 1,361,838
2,173,472
Semiconductors & Semiconductor Equipment 2.4%
Advantest Corp. 11,000 1,805,040
Renesas Electronics Corp. * 65,000 1,085,293
SCREEN Holdings Co. Ltd. (a) 13,000 1,656,251
Tokyo Electron Ltd. 7,500 2,009,571
6,556,155
Specialty Retail 0.3%
Fast Retailing Co. Ltd. 2,500 945,631
Technology Hardware, Storage & Peripherals 0.9%
Canon, Inc. (a) 40,000 1,212,322
FUJIFILM Holdings Corp. 60,000 1,198,239
2,410,561
Textiles, Apparel & Luxury Goods 0.3%
Asics Corp. 35,000 844,529
Trading Companies & Distributors 1.1%
ITOCHU Corp. 85,000 1,083,162
Sumitomo Corp. 50,000 2,022,112
3,105,274
Wireless Telecommunication Services 0.7%
KDDI Corp. 43,000 724,698
SoftBank Corp. (a) 400,000 541,270
SoftBank Group Corp. 20,000 552,352
1,818,320
62,595,671
MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Sands China Ltd. 300,000 656,599
MEXICO 0.8%
Banks 0.4%
Grupo Financiero Banorte SAB de
CV, Class O 100,000 1,130,522
Wireless Telecommunication Services 0.4%
America Movil SAB de CV, ADR 50,000 1,035,000
2,165,522
NETHERLANDS 4.2%
Banks 0.5%
ING Groep NV 50,000 1,471,886
Biotechnology 0.3%
Argenx SE, ADR * 1,000 840,500
Consumer Staples Distribution & Retail 0.4%
Koninklijke Ahold Delhaize NV 30,000 1,171,978
Diversified Telecommunication Services 0.3%
Koninklijke KPN NV 170,000 827,983
Food Products 0.1%
Magnum Ice Cream Co. NV (The)
* 10,600 188,196
Common Stocks
Shares Value ($)
NETHERLANDS
Semiconductors & Semiconductor Equipment 2.6%
ASML Holding NV (Registered),
ADR 5,000 7,115,000
11,615,543
NORWAY 1.3%
Diversified Telecommunication Services 0.5%
Telenor ASA 80,000 1,345,362
Food Products 0.4%
Orkla ASA 103,000 1,221,550
Oil, Gas & Consumable Fuels 0.4%
Equinor ASA 43,000 1,151,806
3,718,718
POLAND 0.5%
Banks 0.5%
Powszechna Kasa Oszczednosci
Bank Polski SA 55,000 1,433,295
SINGAPORE 2.3%
Aerospace & Defense 0.2%
Singapore Technologies
Engineering Ltd. 80,000 617,787
Banks 0.9%
DBS Group Holdings Ltd. 30,000 1,398,102
United Overseas Bank Ltd. 30,000 903,652
2,301,754
Broadline Retail 0.4%
Sea Ltd., ADR * 10,000 1,164,900
Capital Markets 0.5%
Singapore Exchange Ltd. 100,000 1,389,778
Diversified Telecommunication Services 0.3%
Singapore Telecommunications
Ltd. 250,000 902,481
6,376,700
SOUTH KOREA 3.5%
Automobiles 0.8%
Kia Corp. 20,000 2,124,064
Banks 0.5%
KB Financial Group, Inc. 14,000 1,314,238
Household Durables 0.3%
LG Electronics, Inc. 14,000 965,914
Machinery 0.3%
HD Hyundai Heavy Industries Co.
Ltd. 2,000 788,553
Semiconductors & Semiconductor Equipment 0.8%
SK hynix, Inc. 3,500 2,216,407
Technology Hardware, Storage & Peripherals 0.8%
Samsung Electronics Co. Ltd. 20,000 2,234,242
9,643,418
SPAIN 5.9%
Banks 2.4%
Banco Bilbao Vizcaya Argentaria
SA 175,000 4,456,645
CaixaBank SA 180,000 2,392,274
6,848,919

4 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
SPAIN
Construction & Engineering 0.9%
ACS Actividades de Construccion
y Servicios SA 22,722 2,553,671
Electric Utilities 1.3%
Endesa SA (a) 37,000 1,365,007
Iberdrola SA 102,133 2,293,337
Iberdrola SA *∞ 1,399 31,383
3,689,727
Specialty Retail 0.7%
Industria de Diseno Textil SA 30,000 1,958,642
Transportation Infrastructure 0.6%
Aena SME SA Reg. S (b) 50,000 1,555,816
16,606,775
SWEDEN 2.2%
Banks 0.3%
Skandinaviska Enskilda Banken
AB, Class A 45,000 969,638
Commercial Services & Supplies 0.5%
Securitas AB, Class B (a) 80,000 1,322,213
Communications Equipment 0.6%
Telefonaktiebolaget LM Ericsson,
Class B 150,000 1,630,842
Machinery 0.8%
Sandvik AB 25,000 989,292
Volvo AB, Class B 30,000 1,091,345
2,080,637
6,003,330
SWITZERLAND 1.6%
Capital Markets 0.3%
UBS Group AG (Registered) 17,000 805,529
Electrical Equipment 0.6%
ABB Ltd. (Registered) 23,000 1,987,438
Insurance 0.3%
Zurich Insurance Group AG (a) 1,000 710,313
Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA
(Registered) 5,500 1,065,130
4,568,410
TAIWAN 1.3%
Semiconductors & Semiconductor Equipment 1.3%
Alchip Technologies Ltd. 4,000 397,076
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 10,000 3,305,600
3,702,676
TURKEY 0.4%
Aerospace & Defense 0.4%
Aselsan Elektronik Sanayi ve
Ticaret A/S 170,000 1,176,660
UNITED KINGDOM 10.5%
Aerospace & Defense 1.1%
BAE Systems plc 28,000 755,111
Rolls-Royce Holdings plc 135,000 2,244,552
2,999,663
Banks 1.5%
Barclays plc 200,000 1,335,809
HSBC Holdings plc 115,000 2,038,017
Common Stocks
Shares Value ($)
UNITED KINGDOM
Banks
NatWest Group plc 100,000 916,138
4,289,964
Broadline Retail 0.5%
Next plc 7,300 1,325,993
Capital Markets 0.7%
3i Group plc 40,000 1,839,356
Diversified Consumer Services 0.4%
Pearson plc 75,000 985,408
Hotels, Restaurants & Leisure 0.9%
Compass Group plc 35,000 1,048,342
InterContinental Hotels Group plc 10,000 1,356,492
2,404,834
Household Products 0.6%
Reckitt Benckiser Group plc 20,000 1,667,214
Insurance 0.4%
Admiral Group plc 30,000 1,128,890
Multi-Utilities 0.6%
Centrica plc 615,000 1,608,949
Personal Care Products 1.0%
Unilever plc 40,111 2,719,965
Pharmaceuticals 1.8%
AstraZeneca plc, ADR 56,000 5,195,120
Professional Services 0.8%
Intertek Group plc 17,000 1,039,835
RELX plc 36,000 1,276,341
2,316,176
Software 0.2%
Sage Group plc (The) 50,000 655,588
29,137,120
UNITED STATES 8.2%
Construction & Engineering 0.6%
Ferrovial SE 24,174 1,637,612
Electrical Equipment 0.4%
Schneider Electric SE 3,500 998,386
Entertainment 0.4%
Spotify Technology SA * 2,000 1,000,700
Food Products 0.6%
Nestle SA (Registered) 19,000 1,805,952
Oil, Gas & Consumable Fuels 1.5%
BP plc 300,000 1,897,064
Shell plc 62,000 2,376,384
4,273,448
Pharmaceuticals 4.7%
GSK plc 100,000 2,567,709
Haleon plc 150,000 778,797
Novartis AG (Registered) 30,000 4,455,826
Roche Holding AG 10,000 4,538,049
Sanofi SA 10,000 940,749
13,281,130
22,997,228
Total Common Stocks
(cost $180,815,202) 276,103,312

Nationwide Bailard International Equities Fund - January 31, 2026 (Unaudited) - Statement of Investments - 5
Rights 0.0%
†
Number of
Rights
Value ($)
SPAIN 0.0%
†
Construction & Engineering 0.0%
†
ACS Actividades de Construccion
y Servicios SA, expiring
02/03/26*(a) 22,722 12,497
Total Rights
(cost $11,950) 12,497
Repurchase Agreements 2.7%
Principal
Amount ($)
CF Secured, LLC, 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase price
$2,591,312, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050; total
market value $2,643,139.(c) 2,590,522 2,590,522
Marex Capital Markets, Inc.,
3.72%, dated 1/30/2026, due
2/2/2026, repurchase price
$5,001,550, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.25%, maturing
4/15/2026 - 2/15/2055; total
market value $5,101,582.(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $7,590,522) 7,590,522
Total Investments
(cost $188,417,674) — 101.6% 283,706,331
Liabilities in excess of other assets — (1.6)% (4,579,417)
NET ASSETS — 100.0%
$279,126,914
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $7,249,767, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $7,590,522 and by $131,879 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 5.00%, and maturity dates ranging from
2/17/2026 - 8/15/2055, a total value of $7,722,401.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2026
was $3,981,255 which represents 1.43% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $7,590,522.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.

6 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bailard International Equities Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.

Nationwide Bailard International Equities Fund - January 31, 2026 (Unaudited) - Statement of Investments - 7
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 11,238,176 $ – $ 11,238,176
Air Freight & Logistics – 1,964,474 – 1,964,474
Automobiles – 6,013,655 – 6,013,655
Banks 3,647,281 39,424,702 – 43,071,983
Beverages – 2,308,341 – 2,308,341
Biotechnology 840,500 – – 840,500
Broadline Retail 2,517,950 2,308,474 – 4,826,424
Building Products – 2,094,069 – 2,094,069
Capital Markets – 4,034,663 – 4,034,663
Chemicals – 6,030,089 – 6,030,089
Commercial Services & Supplies – 1,322,213 – 1,322,213
Communications Equipment – 1,630,842 – 1,630,842
Construction & Engineering 772,983 5,967,421 – 6,740,404
Construction Materials – 2,193,791 – 2,193,791
Consumer Staples Distribution & Retail 697,452 3,494,459 – 4,191,911
Diversified Consumer Services – 985,408 – 985,408
Diversified Telecommunication Services – 7,444,098 – 7,444,098
Electric Utilities – 6,454,097 – 6,454,097
Electrical Equipment – 9,041,315 – 9,041,315
Electronic Equipment, Instruments &
Components – 914,175 – 914,175
Entertainment 1,000,700 – – 1,000,700
Financial Services – 2,652,510 – 2,652,510
Food Products 188,196 6,037,758 – 6,225,954
Health Care Equipment & Supplies – 2,766,542 – 2,766,542
Hotels, Restaurants & Leisure – 3,061,434 – 3,061,434
Household Durables – 4,348,929 – 4,348,929
Household Products – 1,667,214 – 1,667,214
Industrial Conglomerates – 6,564,012 – 6,564,012
Insurance – 8,821,278 – 8,821,278
Interactive Media & Services – 1,533,146 – 1,533,146
IT Services – 1,848,320 – 1,848,320
Machinery – 10,134,536 – 10,134,536
Metals & Mining 1,262,400 3,950,682 – 5,213,082
Multi-Utilities – 3,726,050 – 3,726,050
Oil, Gas & Consumable Fuels 1,691,360 7,970,839 – 9,662,199
Passenger Airlines – 849,036 – 849,036
Personal Care Products – 3,638,856 – 3,638,856
Pharmaceuticals 7,762,829 21,236,410 – 28,999,239
Professional Services – 3,957,865 – 3,957,865
Real Estate Management & Development – 2,173,472 – 2,173,472
Semiconductors & Semiconductor
Equipment 10,420,601 10,551,403 – 20,972,004
Software – 4,092,204 – 4,092,204
Specialty Retail – 2,904,273 – 2,904,273
Technology Hardware, Storage &
Peripherals – 4,644,802 – 4,644,802
Textiles, Apparel & Luxury Goods – 3,790,617 – 3,790,617
Trading Companies & Distributors – 3,105,274 – 3,105,274
Transportation Infrastructure – 1,555,816 – 1,555,816
Wireless Telecommunication Services 1,035,000 1,818,320 – 2,853,320
Total Common Stocks $ 31,837,252 $ 244,266,060 $ – $ 276,103,312
Repurchase Agreements – 7,590,522 – 7,590,522
Rights 12,497 – – 12,497
Total $ 31,849,749 $ 251,856,582 $ – $ 283,706,331
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Asset-Backed Securities 14.1%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 1.5%
Other 1.5%
ACREC Ltd., Series 2021-
FL1, Class A, 4.94%,
10/16/2036(a)(b) 206,750 206,557
Arbor Realty Collateralized
Loan Obligation Ltd.,
Series 2025-BTR1,
Class B, 6.86%,
1/20/2041(a)(b) 4,890,000 4,926,676
AREIT Ltd., Series 2024-
CRE9, Class A, 5.37%,
5/17/2041(a)(b) 653,079 654,712
FS Rialto, Series 2021-
FL3, Class A, 5.04%,
11/16/2036(a)(b) 1,024,256 1,022,968
Greystone CRE Notes
LLC, Series 2025-
FL4, Class C, 6.57%,
1/15/2043(a)(b) 2,877,000 2,891,391
LoanCore Issuer Ltd.,
Series 2022-CRE7,
Class A, 5.25%,
1/17/2037(a)(b) 471,216 470,632
MF1, Series 2024-FL16,
Class A, 5.22%,
11/18/2039(a)(b) 5,150,000 5,169,318
MF1 Ltd.
Series 2021-FL7, Class
A, 4.87%, 10/16/2036(a)
(b) 3,487,529 3,485,377
Series 2022-FL8, Class
A, 5.02%, 2/19/2037(a)
(b) 1,261,536 1,262,483
PFP Ltd., Series 2026-
13, Class AS, 5.40%,
8/18/2043(a)(b) 4,600,000 4,619,828
Sound Point CLO V-R Ltd.,
Series 2014-1RA, Class
B, 5.68%, 7/18/2031(a)
(b) 1,350,000 1,353,036
TRTX Issuer Ltd., Series
2022-FL5, Class A,
5.33%, 2/15/2039(a)(b) 1,359,230 1,359,330
27,422,308
UNITED STATES 12.6%
Airlines 0.1%
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(b) 915,372 879,564
Automobiles 4.9%
Ally Bank Auto Credit-
Linked Notes
Series 2024-A, Class E,
7.92%, 5/17/2032(b) 249,309 254,728
Series 2024-B, Class F,
8.04%, 9/15/2032(b) 667,442 678,412
Series 2025-A, Class E,
6.07%, 6/15/2033(b) 4,260,415 4,283,356
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
American Credit
Acceptance Receivables
Trust
Series 2025-2, Class D,
5.50%, 7/14/2031(b) 2,280,000 2,314,422
Series 2025-4, Class D,
5.25%, 9/12/2031(b) 1,640,000 1,649,245
Arivo Acceptance Auto
Loan Receivables Trust,
Series 2024-1A, Class
B, 6.87%, 6/17/2030(b) 2,410,000 2,461,215
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class
C, 6.48%, 6/20/2030(b) 610,000 633,393
Carvana Auto Receivables
Trust, Series 2024-
N3, Class E, 7.66%,
4/12/2032(b) 3,614,000 3,639,045
Exeter Automobile
Receivables Trust
Series 2024-4A, Class
E, 7.65%, 2/17/2032(b) 5,270,000 5,513,328
Series 2025-1A, Class
E, 7.48%, 9/15/2032(b) 7,440,000 7,741,676
Series 2025-2A, Class
E, 7.81%, 10/15/2032(b) 1,830,000 1,907,018
Series 2025-3A, Class
E, 7.52%, 12/15/2032(b) 2,300,000 2,380,172
Series 2025-5A, Class
E, 7.15%, 6/15/2033(b) 4,760,000 4,850,306
FHF Issuer Trust
Series 2024-3A, Class
C, 5.43%, 3/17/2031(b) 1,250,000 1,193,617
Series 2024-3A, Class
D, 6.01%, 12/15/2031(b) 710,000 673,802
Ford Credit Auto Lease
Trust, Series 2023-
B, Class C, 6.43%,
4/15/2027 1,420,000 1,424,369
GLS Auto Receivables
Issuer Trust
Series 2021-4A, Class
E, 4.43%, 10/16/2028(b) 2,360,000 2,361,700
Series 2025-2A, Class
D, 5.59%, 1/15/2031(b) 920,000 935,005
Series 2024-3A, Class
C, 5.21%, 2/18/2031(b) 2,560,000 2,595,529
Series 2024-3A, Class
D, 5.53%, 2/18/2031(b) 3,050,000 3,094,586
Series 2024-2A, Class
E, 7.98%, 5/15/2031(b) 1,453,000 1,519,390
Series 2025-1A, Class
E, 7.19%, 3/15/2032(b) 2,100,000 2,193,428
Series 2025-2A, Class
E, 7.73%, 6/15/2032(b) 1,510,000 1,582,375
Series 2025-4A, Class
E, 7.17%, 12/15/2032(b) 2,530,000 2,589,317

Nationwide Strategic Income Fund - January 31, 2026 (Unaudited) - Statement of Investments - 9
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GLS Auto Select
Receivables Trust,
Series 2024-1A, Class
D, 6.43%, 1/15/2031(b) 2,060,000 2,142,148
Huntington Bank Auto
Credit-Linked Notes,
Series 2024-1, Class D,
8.95%, 5/20/2032(a)(b) 200,084 205,263
Kinetic Advantage Master
Owner Trust, Series
2025-1A, Class A,
5.91%, 10/15/2029(a)(b) 4,280,000 4,312,922
Merchants Fleet Funding
LLC, Series 2025-
1A, Class E, 8.48%,
1/20/2039(b) 1,000,000 1,005,789
Octane Receivables Trust
Series 2022-2A, Class
D, 7.70%, 2/20/2030(b) 1,275,000 1,308,586
Series 2023-1A, Class
D, 7.76%, 3/20/2030(b) 1,500,000 1,551,587
Prestige Auto Receivables
Trust, Series 2023-
2A, Class D, 7.71%,
8/15/2029(b) 1,020,000 1,023,733
Research-Driven Pagaya
Motor Asset Trust,
Series 2025-3A, Class
A2, 5.15%, 2/27/2034(b) 6,040,000 6,087,867
Santander Bank Auto
Credit-Linked Notes,
Series 2024-A, Class F,
10.17%, 6/15/2032(b) 845,071 871,440
Santander Drive Auto
Receivables Trust
Series 2024-1, Class C,
5.45%, 3/15/2030 830,000 841,167
Series 2024-4, Class D,
5.32%, 12/15/2031 2,270,000 2,304,937
Series 2024-5, Class D,
5.14%, 2/17/2032 2,760,000 2,790,799
Veros Auto Receivables
Trust, Series 2025-
1, Class D, 8.79%,
5/17/2032(b) 2,230,000 2,311,096
Westlake Automobile
Receivables Trust,
Series 2024-2A, Class
D, 5.91%, 4/15/2030(b) 2,320,000 2,379,753
87,606,521
Credit Card 0.0%
†
Continental Finance Credit
Card ABS Master Trust,
Series 2024-A, Class A,
5.78%, 12/15/2032(b) 740,000 748,804
Equipment Loans & Leases 0.5%
Equify ABS LLC, Series
2024-1A, Class A,
5.43%, 4/18/2033(b) 683,421 684,768
NMEF Funding LLC
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Series 2024-A, Class C,
6.33%, 12/15/2031(b) 1,330,000 1,362,999
Series 2024-A, Class D,
8.75%, 12/15/2031(b) 1,570,000 1,623,004
Series 2025-A, Class D,
8.07%, 7/15/2032(b) 3,180,000 3,251,124
Series 2025-B, Class E,
7.66%, 1/18/2033(b) 2,000,000 2,038,209
8,960,104
Home Equity 2.7%
ACHM Trust, Series 2025-
HE3, Class A, 5.20%,
11/25/2055(a)(b) 4,163,152 4,185,316
Angel Oak Mortgage
Trust, Series 2025-
HB2, Class A1, 5.30%,
12/25/2055(a)(b) 1,920,027 1,932,614
BRAVO Residential
Funding Trust, Series
2025-HE1, Class A1,
5.05%, 9/25/2072(a)(b) 7,392,044 7,408,025
FIGRE Trust
Series 2023-HE3, Class
A, 6.44%, 11/25/2053(a)
(b) 687,021 708,393
Series 2024-HE3, Class
A, 5.94%, 7/25/2054(a)
(b) 1,703,039 1,741,574
Series 2025-HE6, Class
A, 5.04%, 9/25/2055(a)
(b) 7,191,723 7,220,840
J.P. Morgan Mortgage
Trust, Series 2026-
CES1, Class B1, 6.48%,
6/25/2056(a)(b) 6,592,000 6,595,762
RCKT Mortgage Trust,
Series 2025-CES6,
Class A1A, 5.47%,
6/25/2055(b)(c) 5,000,805 5,056,515
Saluda Grade Alternative
Mortgage Trust
Series 2023-FIG4, Class
A, 6.72%, 11/25/2053(a)
(b) 1,780,186 1,853,099
Series 2025-LOC4,
Class A1A, 5.45%,
6/25/2055(a)(b) 3,871,068 3,898,433
Vista Point Securitization
Trust
Series 2024-CES1,
Class A1, 6.68%,
5/25/2054(b)(c) 884,369 895,375
Series 2025-CES3,
Class A1, 5.30%,
11/25/2055(b)(c) 6,198,817 6,227,062
47,723,008

10 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Manufactured Housing 0.2%
Cascade MH Asset Trust,
Series 2022-MH1, Class
B1, 8.00%, 8/25/2054(a)
(b) 2,994,170 2,708,069
Other 3.9%
ACRES LLC, Series 2025-
FL3, Class A, 5.29%,
8/18/2040(a)(b) 2,840,000 2,845,324
Arbor Realty Commercial
Real Estate Notes Ltd.
Series 2021-FL4, Class
A, 5.14%, 11/15/2036(a)
(b) 652,031 652,033
Series 2021-FL4, Class
B, 5.79%, 11/15/2036(a)
(b) 920,000 920,088
Series 2022-FL1, Class
A, 5.16%, 1/15/2037(a)
(b) 820,389 820,389
BDS LLC, Series 2024-
FL13, Class A, 5.25%,
9/19/2039(a)(b) 1,370,000 1,374,264
BHG Securitization Trust
Series 2024-1CON,
Class C, 6.86%,
4/17/2035(b) 1,126,784 1,150,344
Series 2022-C, Class E,
9.73%, 10/17/2035(b) 3,280,000 3,524,882
Series 2023-B, Class C,
8.15%, 12/17/2036(b) 4,170,000 4,329,912
BSPRT Issuer LLC, Series
2024-FL11, Class A,
5.32%, 7/15/2039(a)(b) 1,930,000 1,937,238
BSPRT Issuer Ltd., Series
2022-FL8, Class A,
5.21%, 2/15/2037(a)(b) 70,741 70,638
Dwight Issuer LLC, Series
2025-FL1, Class B,
6.46%, 6/18/2042(a)(b) 5,080,000 5,086,354
FS Rialto Issuer LLC,
Series 2024-FL9, Class
A, 5.31%, 10/19/2039(a)
(b) 3,320,000 3,334,524
Harvest SBA Loan Trust,
Series 2024-1, Class A,
6.00%, 12/25/2051(a)(b) 1,380,096 1,393,459
Home Partners of America
Trust, Series 2019-
1, Class F, 4.10%,
9/17/2039(b) 778,187 748,825
KREF Ltd., Series 2022-
FL3, Class A, 5.12%,
2/17/2039(a)(b) 2,141,946 2,142,259
Lending Funding Trust,
Series 2020-2A, Class
D, 6.77%, 4/21/2031(b) 3,435,000 3,459,757
LMNT CRE LLC, Series
2025-FL3, Class AS,
5.57%, 7/21/2043(a)(b) 3,750,000 3,757,039
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
LoanCore Issuer LLC,
Series 2025-CRE9,
Class A, 5.13%,
8/18/2042(a)(b) 4,810,000 4,816,006
MF1, Series 2024-FL15,
Class A, 5.36%,
8/18/2041(a)(b) 1,800,000 1,806,753
MF1 LLC
Series 2024-FL14, Class
A, 5.41%, 3/19/2039(a)
(b) 2,175,000 2,180,440
Series 2025-FL19, Class
C, 6.52%, 5/18/2042(a)
(b) 1,340,000 1,344,189
Progress Residential Trust
Series 2021-SFR8,
Class G, 4.01%,
10/17/2038(b) 1,020,000 1,006,934
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(b) 840,000 796,686
Series 2021-SFR9,
Class F, 4.05%,
11/17/2040(b) 390,000 379,145
RCKTL, Series 2025-
2A, Class D, 5.25%,
11/27/2034(b) 4,849,000 4,852,726
Ready Capital Mortgage
Financing LLC, Series
2023-FL11, Class B,
7.20%, 10/25/2039(a)(b) 1,440,000 1,439,104
Saluda Grade Alternative
Mortgage Trust, Series
2026-HB1, Class M3,
6.12%, 4/25/2056(a)(b) 2,800,000 2,800,000
SoFi Consumer Loan
Program Trust
Series 2025-4, Class C,
4.91%, 8/25/2035(b) 1,190,000 1,196,633
Series 2025-4, Class D,
5.27%, 8/25/2035(b) 1,990,000 2,007,268
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(b) 570,000 567,518
Tricon Residential Trust
Series 2022-SFR2,
Class E, 7.51%,
7/17/2040(b) 345,000 348,071
Series 2025-SFR1,
Class D, 5.68%,
3/17/2042(a)(b) 2,100,000 2,104,678
Upstart Securitization
Trust, Series 2025-
2, Class C, 6.02%,
6/20/2035(b) 4,044,000 4,077,990
69,271,470

Nationwide Strategic Income Fund - January 31, 2026 (Unaudited) - Statement of Investments - 11
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan 0.3%
Ascent Career Funding
Trust, Series 2024-
1A, Class A, 6.77%,
10/25/2032(b) 1,529,982 1,540,166
Bayview Opportunity
Master Fund VII LLC,
Series 2024-EDU1,
Class D, 6.45%,
6/25/2047(a)(b) 718,753 729,505
MPOWER Education
Trust, Series 2025-
A, Class C, 10.84%,
7/21/2042(b) 2,240,000 2,198,901
4,468,572
222,366,112
Total Asset-Backed Securities
(cost  $247,030,720) 249,788,420
Collateralized Mortgage Obligations 10.5%
BERMUDA 0.7%
Bellemeade Re Ltd.
Series 2024-1,
Class M1B, 6.90%,
8/25/2034(a)(b) 1,320,000 1,329,429
Series 2025-1,
Class M1B, 6.20%,
10/25/2035(a)(b) 2,240,000 2,259,412
Bellemeade RE Ltd.,
Series 2021-3A,
Class B1, 7.55%,
9/25/2031(a)(b) 1,380,000 1,424,648
Eagle RE Ltd.
Series 2023-1,
Class M1B, 7.65%,
9/26/2033(a)(b) 2,060,000 2,113,540
Series 2021-2, Class
M2, 7.95%, 4/25/2034(a)
(b) 1,370,000 1,403,957
Home RE Ltd., Series
2023-1, Class M1B,
8.30%, 10/25/2033(a)(b) 376,054 385,268
Oaktown Re VI Ltd.,
Series 2021-1A,
Class B1, 9.20%,
10/25/2033(a)(b) 350,000 353,194
Oaktown Re VII Ltd.,
Series 2021-2,
Class B1, 8.10%,
4/25/2034(a)(b) 1,050,000 1,065,685
Radnor RE Ltd., Series
2021-1, Class M2,
6.85%, 12/27/2033(a)(b) 699,295 703,653
11,038,786
0
GERMANY 0.0%
Radnor RE Ltd.
Series 2023-1,
Class M1A, 6.40%,
7/25/2033(a)(b) 292,612 293,690
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GERMANY
Radnor RE Ltd.
Series 2023-1,
Class M1B, 8.05%,
7/25/2033(a)(b) 330,000 339,197
UNITED STATES 9.8%
A&D Mortgage Trust
Series 2023-NQM3,
Class B1, 8.07%,
7/25/2068(a)(b) 2,880,000 2,909,753
Series 2023-NQM4,
Class B1, 8.05%,
9/25/2068(a)(b) 1,570,000 1,590,696
Series 2024-NQM5,
Class B1A, 7.68%,
11/25/2069(a)(b) 1,756,000 1,801,921
BRAVO Residential
Funding Trust
Series 2023-NQM7,
Class B1, 7.89%,
9/25/2063(a)(b) 2,535,000 2,553,421
Series 2024-NQM2,
Class B1, 7.91%,
2/25/2064(b) 1,960,000 1,993,563
CFMT LLC, Series
2024-HB14, Class M3,
3.00%, 6/25/2034(a)(b) 1,660,000 1,599,788
COLT Mortgage Loan
Trust
Series 2024-3, Class
B1, 7.76%, 6/25/2069(a)
(b) 4,100,000 4,223,946
Series 2024-4, Class
B1, 7.80%, 7/25/2069(a)
(b) 2,080,000 2,129,041
Series 2024-5, Class
B1, 7.30%, 8/25/2069(a)
(b) 3,792,000 3,850,613
Series 2024-6,
Class B1, 7.49%,
11/25/2069(a)(b) 2,337,000 2,385,641
Series 2025-5, Class
B1, 7.44%, 5/25/2070(a)
(b) 2,200,000 2,249,196
Connecticut Avenue
Securities Trust
Series 2020-R02,
Class 2B1, 6.81%,
1/25/2040(a)(b) 2,445,000 2,484,620
Series 2021-R01,
Class 1B2, 9.70%,
10/25/2041(a)(b) 6,401,143 6,601,691
Series 2021-R03,
Class 1B2, 9.20%,
12/25/2041(a)(b) 2,470,000 2,551,230
Series 2022-R02,
Class 2M2, 6.70%,
1/25/2042(a)(b) 328,512 333,979
Series 2022-R02,
Class 2B2, 11.35%,
1/25/2042(a)(b) 3,990,000 4,218,316

12 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Connecticut Avenue
Securities Trust
Series 2023-R03,
Class 2M1, 6.20%,
4/25/2043(a)(b) 432,337 436,661
Series 2023-R06,
Class 1M1, 5.40%,
7/25/2043(a)(b) 237,507 238,466
Series 2024-R02,
Class 1B1, 6.20%,
2/25/2044(a)(b) 1,720,000 1,761,244
Series 2024-R03,
Class 2M2, 5.65%,
3/25/2044(a)(b) 1,090,000 1,101,560
Series 2024-R04,
Class 1A1, 4.70%,
5/25/2044(a)(b) 1,861,827 1,863,565
Series 2024-R05,
Class 2B1, 5.70%,
7/25/2044(a)(b) 1,260,000 1,260,792
Series 2024-R06,
Class 1M2, 5.30%,
9/25/2044(a)(b) 1,966,621 1,970,919
Series 2025-R06,
Class 1A1, 4.60%,
9/25/2045(a)(b) 3,209,386 3,210,435
Series 2025-R06,
Class 1M1, 4.65%,
9/25/2045(a)(b) 3,294,655 3,300,491
DataBank Issuer, Series
2024-1A, Class A2,
5.30%, 1/26/2054(b) 495,000 492,952
FARM Mortgage Trust,
Series 2021-1, Class B,
3.23%, 7/25/2051(a)(b) 267,202 206,437
FHLMC REMICS
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 31,692 468
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 82,773 1,352
Series 4791, Class , IO,
3.00%, 5/15/2048 1,170,494 194,106
Series 4988, Class IL,
IO, 3.00%, 6/25/2050 1,979,167 364,698
Series 5003, Class KI,
IO, 2.50%, 8/25/2050 1,166,975 153,545
Series 5086, Class NI,
IO, 2.50%, 3/25/2051 1,249,829 191,261
Series 5141, Class IJ,
IO, 2.50%, 4/25/2051 2,344,430 267,683
Series 5135, Class MI,
IO, 2.50%, 8/25/2051 1,357,757 151,148
FHLMC Seasoned Credit
Risk Transfer Trust
Series 2017-1, Class
M2, 4.00%, 1/25/2056(a)
(b) 1,209,830 1,178,223
Series 2020-1, Class M,
4.25%, 8/25/2059(a)(b) 145,225 141,685
Series 2020-2, Class M,
4.25%, 11/25/2059(a)(b) 468,740 456,072
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC Seasoned Credit
Risk Transfer Trust
FHLMC STACR Debt
Notes, Series 2017-
HRP1, Class B1D,
6.31%, 12/25/2042(a) 1,560,000 1,606,401
FHLMC STACR REMIC
Trust
Series 2021-DNA6,
Class B2, 11.20%,
10/25/2041(a)(b) 1,720,000 1,792,567
Series 2022-DNA1,
Class M2, 6.20%,
1/25/2042(a)(b) 180,000 182,138
Series 2023-DNA1,
Class M1A, 5.80%,
3/25/2043(a)(b) 1,079,349 1,092,172
Series 2023-DNA2,
Class M1A, 5.80%,
4/25/2043(a)(b) 1,186,103 1,200,160
Series 2025-HQA1,
Class M2, 5.35%,
2/25/2045(a)(b) 1,240,000 1,242,711
Series 2025-DNA4,
Class A1, 4.60%,
10/25/2045(a)(b) 4,517,375 4,518,850
Series 2025-DNA4,
Class M1, 4.80%,
10/25/2045(a)(b) 9,274,362 9,294,760
Series 2020-HQA5,
Class B2, 11.10%,
11/25/2050(a)(b) 630,000 773,291
Series 2020-DNA6,
Class B2, 9.35%,
12/25/2050(a)(b) 790,000 922,247
FHLMC STACR Trust
Series 2019-FTR3,
Class B2, 8.61%,
9/25/2047(a)(b) 4,089,000 4,471,691
Series 2019-FTR4,
Class B2, 8.81%,
11/25/2047(a)(b) 1,280,000 1,409,380
Series 2019-FTR1,
Class B2, 12.16%,
1/25/2048(a)(b) 3,516,000 4,208,588
Series 2018-HQA2,
Class B2, 14.81%,
10/25/2048(a)(b) 2,050,000 2,529,298
Series 2019-DNA3,
Class B2, 11.96%,
7/25/2049(a)(b) 720,000 811,085
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.20%,
6/1/2051(a)(b) 37,514,794 472,446
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 32,023 409
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 47,891 878

Nationwide Strategic Income Fund - January 31, 2026 (Unaudited) - Statement of Investments - 13
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FNMA REMICS
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 41,291 614
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 674 0
Series 2018-42,
Class SB, IO, 2.39%,
6/25/2048(a) 4,931,394 596,136
Series 2021-1, Class CI,
IO, 3.00%, 11/25/2050 7,849,865 1,303,326
Series 2021-44, Class
NI, IO, 3.00%, 7/25/2051 4,000,574 761,651
Series 2021-78,
Class CI, IO, 4.50%,
11/25/2051 1,882,510 429,483
Series 437, Class C11,
IO, 3.00%, 7/25/2052 18,044,183 3,168,227
GCAT Trust
Series 2024-NQM1,
Class B1, 7.88%,
1/25/2059(a)(b) 595,000 604,461
Series 2021-CM1, Class
M1, 3.28%, 4/25/2065(a)
(b) 530,000 490,090
GNMA REMICS
Series 2020-34, Class ,
IO, 5.00%, 12/20/2039 9,407,928 1,814,679
Series 2013-84,
Class SC, IO, 2.81%,
3/16/2040(a) 20,778 839
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 28,302 1,949
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 76,161 12,334
Series 2016-5, Class
CS, IO, 2.36%,
1/20/2046(a) 82,518 9,308
Series 2016-20,
Class SB, IO, 2.31%,
2/20/2046(a) 78,230 9,480
Series 2016-17,
Class JS, IO, 2.31%,
2/20/2046(a) 65,322 7,307
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 45,844 9,675
Series 2016-88,
Class SM, IO, 2.31%,
7/20/2046(a) 82,830 9,780
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 87,404 16,331
Series 2016-118,
Class DS, IO, 2.31%,
9/20/2046(a) 96,439 11,641
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 48,277 8,410
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMICS
Series 2021-213, Class
EI, IO, 2.50%, 1/20/2049 1,333,080 132,346
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 904,438 150,867
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 308,497 50,543
Series 2023-70, Class ,
IO, 4.00%, 6/20/2050 6,358,522 1,302,719
Series 2021-213, Class
CI, IO, 2.50%, 7/20/2050 1,523,431 200,183
Series 2021-42, Class
KI, IO, 2.50%, 3/20/2051 1,410,776 186,858
Series 2021-146,
Class QI, IO, 3.00%,
8/20/2051 2,118,704 348,466
Series 2021-182,
Class TI, IO, 3.50%,
10/20/2051 980,890 183,326
Series 2021-213,
Class NI, IO, 3.00%,
12/20/2051 1,959,748 246,560
Home Re Ltd.
Series 2026-1,
Class M1C, 7.08%,
1/25/2036(a)(b) 2,150,000 2,161,395
Series 2026-1, Class
M2, 7.93%, 1/25/2036(a)
(b) 1,310,000 1,314,535
Series 2026-1, Class
B1, 8.93%, 1/25/2036(a)
(b) 710,000 718,138
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 13,298,287 174,916
Imperial Fund Mortgage
Trust
Series 2022-NQM5,
Class B1, 6.25%,
8/25/2067(b)(c) 3,106,000 3,099,787
Series 2023-NQM1,
Class B1, 8.06%,
2/25/2068(a)(b) 2,270,000 2,262,428
J.P. Morgan Mortgage
Trust
Series 2021-10, Class
AX1, IO, 0.11%,
12/25/2051(a)(b) 25,858,697 161,128
Series 2021-8, Class
AX1, IO, 0.11%,
12/25/2051(a)(b) 23,073,164 141,715
MFA Trust
Series 2024-NQM2,
Class B1A, 6.78%,
8/25/2069(a)(b) 1,664,000 1,676,039
Series 2024-NQM2,
Class B1B, 7.29%,
8/25/2069(a)(b) 2,378,000 2,380,503

14 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Morgan Stanley
Residential Mortgage
Loan Trust
Series 2023-NQM1,
Class B2, 7.34%,
9/25/2068(a)(b) 3,264,000 3,271,513
Series 2023-NQM1,
Class B1, 7.34%,
9/25/2068(a)(b) 3,130,000 3,157,072
PRKCM Trust, Series
2023-AFC3, Class B1,
7.76%, 9/25/2058(a)(b) 870,000 875,095
PRPM, Series 2024-
NQM3, Class B1,
7.39%, 8/25/2069(a)(b) 2,610,000 2,649,934
PRPM Trust
Series 2023-NQM2,
Class B1, 6.87%,
8/25/2068(a)(b) 1,240,000 1,245,185
Series 2025-NQM1,
Class B1, 7.78%,
11/25/2069(a)(b) 3,094,000 3,164,442
Radnor Re Ltd., Series
2024-1, Class M1B,
6.60%, 9/25/2034(a)(b) 1,265,340 1,272,930
Saluda Grade Alternative
Mortgage Trust
Series 2024-RTL4,
Class A1, 7.50%,
2/25/2030(b)(c) 1,210,000 1,210,261
Series 2024-RTL5,
Class A1, 7.76%,
4/25/2030(b)(c) 1,190,000 1,197,427
STACR Trust, Series
2018-HRP2, Class B2,
14.31%, 2/25/2047(a)(b) 3,630,000 4,428,180
Towd Point Mortgage
Trust, Series 2022-
SJ1, Class B1, 5.25%,
3/25/2062(a)(b) 1,820,000 1,783,364
Triangle Re Ltd., Series
2023-1, Class M1B,
8.95%, 11/25/2033(a)(b) 1,640,000 1,713,855
Verus Securitization Trust
Series 2023-3, Class
B2, 7.71%, 3/25/2068(a)
(b) 5,590,000 5,582,542
Series 2023-4, Class
B1, 8.01%, 5/25/2068(a)
(b) 2,530,000 2,539,884
Series 2023-5, Class
B2, 7.97%, 6/25/2068(a)
(b) 1,240,000 1,242,829
Series 2023-6, Class
B1, 7.77%, 9/25/2068(a)
(b) 1,529,000 1,544,709
Series 2023-7,
Class B1, 7.90%,
10/25/2068(a)(b) 1,090,000 1,104,405
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Verus Securitization Trust
Series 2023-INV3,
Class B2, 8.16%,
11/25/2068(a)(b) 2,210,000 2,222,558
Series 2023-INV3,
Class B1, 8.16%,
11/25/2068(a)(b) 1,955,000 1,979,872
Series 2024-1, Class
B1, 7.91%, 1/25/2069(a)
(b) 655,000 668,745
Series 2024-2, Class
B1, 7.86%, 2/25/2069(a)
(b) 3,340,000 3,395,619
Series 2024-3, Class
B1, 8.03%, 4/25/2069(a)
(b) 2,125,000 2,174,801
Vista Point Securitization
Trust, Series 2020-
2, Class M1, 3.40%,
4/25/2065(a)(b) 1,325,000 1,270,688
174,804,333
0
Total Collateralized Mortgage Obligations
(cost $182,549,989) 186,476,006
Commercial Mortgage-Backed Securities 1.9%
UNITED STATES 1.9%
Commercial Mortgage
Trust , Series 2015-
CR26, Class D, 3.61%,
10/10/2048(a) 1,350,000 1,095,444
FHLMC Multifamily
Structured Credit Risk
REMICS
Series 2021-MN1, Class
M2, 7.45%, 1/25/2051(a)
(b) 700,000 726,884
Series 2021-MN3,
Class M2, 7.70%,
11/25/2051(a)(b) 815,000 843,969
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 1,160,216
Hilton Commercial
Mortgage Trust , Series
2024-ORL, Class D,
6.87%, 5/15/2037(a)(b) 540,000 542,363
HTL Commercial Mortgage
Trust
Series 2024-T53, Class
C, 7.09%, 5/10/2039(a)
(b) 1,590,000 1,616,567
Series 2024-T53, Class
D, 8.20%, 5/10/2039(a)
(b) 2,880,000 2,946,138

Nationwide Strategic Income Fund - January 31, 2026 (Unaudited) - Statement of Investments - 15
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
J.P. Morgan Chase
Commercial Mortgage
Securities Trust , Series
2024-OMNI, Class D,
5.80%, 10/5/2039(a)(b) 260,000 260,802
MCR Mortgage Trust
Series 2024-TWA, Class
D, 7.40%, 6/12/2039(b) 2,600,000 2,629,317
Series 2024-TWA, Class
F, 10.38%, 6/12/2039(b) 1,960,000 2,001,256
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(b) 420,000 325,563
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 7.06%,
10/25/2049(a)(b) 693,682 704,595
PRM Trust
Series 2025-PRM6,
Class E, 6.58%,
7/5/2033(a)(b) 3,430,000 3,447,602
Series 2025-PRM6,
Class F, 7.06%,
7/5/2033(a)(b) 1,820,000 1,806,594
SLG Office Trust , Series
2021-OVA, Class E,
2.85%, 7/15/2041(b) 1,975,000 1,713,681
SMRT , Series 2022-
MINI, Class E, 6.38%,
1/15/2039(a)(b) 3,110,000 3,102,225
THPT Mortgage Trust ,
Series 2023-THL, Class
C, 8.53%, 12/10/2034(a)
(b) 700,000 713,940
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.53%, 10/15/2050(a) 810,000 759,006
Velocity Commercial
Capital Loan Trust
Series 2024-6, Class A,
5.81%, 12/25/2054(a)(b) 1,039,159 1,054,663
Series 2025-1, Class A,
6.03%, 2/25/2055(a)(b) 1,485,749 1,516,357
VRTX Trust
Series 2025-HQ, Class
B, 5.49%, 8/5/2042(a)(b) 2,610,000 2,646,961
Series 2025-HQ, Class
C, 5.92%, 8/5/2042(a)(b) 1,250,000 1,272,492
Series 2025-HQ, Class
D, 6.60%, 8/5/2042(a)(b) 1,330,000 1,369,298
34,255,933
Total Commercial Mortgage-Backed
Securities
(cost $34,193,418)
34,255,933
Corporate Bonds 59.1%
Principal
Amount ($) Value ($)
AUSTRALIA 0.8%
Banks 0.3%
Commonwealth Bank
of Australia, (SOFR
+ 0.81%), 4.49%,
3/14/2030(b)(d)(e) 4,670,000 4,714,495
Capital Markets 0.3%
Macquarie Bank Ltd.,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.45%), 5.64%,
8/13/2036(b)(d)(e) 6,105,000 6,196,312
Financial Services 0.2%
Woodside Finance Ltd.,
6.00%, 5/19/2035(e) 3,750,000 3,900,804
14,811,611
BERMUDA 6.1%
Financial Services 0.7%
2001 Cat RE Ltd., Series
A, (JMMMUSTF +
13.04%), 16.60%,
1/8/2027(b)(d) 1,000,000 1,043,500
Acorn Re Ltd., Series A,
(GSMMUSTF + 3.10%),
6.64%, 11/5/2027(b)(d) 500,000 507,800
Alamo Re Ltd.
Series A, (FHMMUSTF
+ 9.08%), 12.60%,
6/7/2026(b)(d) 500,000 512,700
Series A, (FHMMUSTF
+ 6.54%), 10.06%,
6/7/2027(b)(d) 500,000 522,450
Alamo Re Ltd., Series B,
(FHMMUSTF + 8.43%),
11.95%, 6/7/2027(b)(d) 250,000 264,000
Aquila Re I Ltd., Series
A-1, (BNMMDTSC
+ 5.34%), 8.90%,
6/8/2026(b)(d) 250,000 253,500
Aquila Re I Ltd., Series
C-1, (BNMMDTSC
+ 8.83%), 12.39%,
6/8/2026(b)(d) 250,000 256,250
Aquila Re I Ltd., Series
A-1., (BRMMUSDF
+ 5.39%), 8.95%,
6/7/2027(b)(d) 250,000 257,675
Easton Re Ltd., Series A,
(BRMMUSDF + 7.50%),
11.06%, 1/8/2027(b)(d) 500,000 507,950
High Point Re Ltd.,
Series A, (BRMMUSDF
+ 5.64%), 9.20%,
1/6/2027(b)(d) 250,000 252,925
Hypatia Ltd., Series A,
(GSMMUSTI + 10.50%),
14.04%, 4/8/2026(b)(d) 250,000 253,750

16 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Locke Tavern Re Ltd.,
Series A, (GSMMUSTI
+ 4.96%), 8.50%,
4/9/2026(b)(d) 500,000 503,000
Merna Re Companywide
Ltd., Series A..,
(JMMMUSTF + 7.00%),
10.56%, 7/7/2028(b)(d) 500,000 525,400
Merna Re Enterprise Ltd.,
Series A., (JMMMUSTF
+ 7.75%), 11.31%,
7/7/2028(b)(d) 500,000 511,200
Mona Lisa Re Ltd., Series
B, (BRMMUSDF +
12.00%), 15.56%,
1/8/2030(b)(d) 2,000,000 1,994,000
Mona Lisa Re Ltd.,
Series A, (BRMMUSDF
+ 5.50%), 9.06%,
1/8/2031(b)(d) 3,000,000 2,993,400
Ramble RE Ltd., Series A,
(JMMMUSTF + 6.48%),
10.04%, 3/5/2027(b)(d) 500,000 506,450
Skyline Re II Ltd., Series
A, (1 Month Treasury Bill
Rate + 3.50%), 7.15%,
1/7/2030(b)(d) 2,500,000 2,496,250
14,162,200
Insurance 5.1%
123 Lights Re Ltd.,
Series A, (FHMMUSTF
+ 11.00%), 14.52%,
9/14/2028(b)(d) 250,000 257,550
Armor RE II Ltd., Series A,
(BRMMUSDF + 8.50%),
12.06%, 1/7/2028(b)(d) 500,000 529,450
Baldwin Re Ltd., Series A,
(BRMMUSDF + 3.75%),
7.31%, 7/9/2029(b)(d) 1,250,000 1,281,375
Bayou Re Ltd., Series
B, (JMMMUSTF +
19.04%), 22.60%,
5/26/2026(b)(d) 750,000 789,450
Blue Ridge Re Ltd.
Series A, (FHMMUSTF
+ 5.25%), 8.77%,
1/8/2027(b)(d) 250,000 254,025
Series A, (FHMMUSTF
+ 3.50%), 7.04%,
1/8/2029(b)(d) 1,500,000 1,495,050
Blue Ridge Re Ltd.
Series B, (FHMMUSTF
+ 7.99%), 11.51%,
1/8/2027(b)(d) 250,000 257,150
Series B, (FHMMUSTF
+ 6.00%), 9.52%,
1/8/2029(b)(d) 1,500,000 1,493,250
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Blue Ridge Re Ltd.,
Series C, (FHMMUSTF
+ 8.00%), 11.52%,
1/8/2029(b)(d) 1,500,000 1,491,900
Bluebonnet RE Ltd.
Series A, (JMMMUSTF
+ 12.00%), 15.56%,
6/7/2027(b)(d) 250,000 263,900
Series A, (FHMMUSTF
+ 5.75%), 9.27%,
6/7/2028(b)(d) 500,000 522,450
Bluebonnet RE Ltd.,
Series B, (FHMMUSTF
+ 8.50%), 12.02%,
6/7/2028(b)(d) 250,000 263,400
Bluebonnet RE Ltd.,
Series C, (FHMMUSTF
+ 11.75%), 15.27%,
6/7/2028(b)(d) 250,000 267,325
Bonanza RE Ltd., Series
B, (MSMMUSTF
+ 3.75%), 7.28%,
12/19/2027(b)(d) 250,000 251,700
Bonanza RE Ltd., Series
C, (MSMMUSTF
+ 5.50%), 9.03%,
12/19/2027(b)(d) 500,000 508,750
Bridge Street Re Ltd.
Series A, (JMMMUSTF
+ 4.00%), 7.56%,
1/7/2028(b)(d) 1,000,000 1,014,000
Series A, (3 Month
Treasury Bill Rate
+ 7.75%), 11.40%,
1/8/2029(b)(d) 5,000,000 4,995,000
Cape Lookout Re Ltd.
Series A, (FHMMUSTF
+ 7.20%), 10.72%,
4/28/2026(b)(d) 1,500,000 1,518,000
Series A, (FHMMUSTF
+ 6.90%), 10.42%,
3/13/2028(b)(d) 500,000 526,350
Chartwell RE Ltd., Series
A, (JMMMUSTF
+ 6.00%), 9.56%,
6/7/2028(b)(d) 500,000 520,550
Chartwell RE Ltd., Series
B, (JMMMUSTF +
7.00%), 10.56%,
6/7/2028(b)(d) 250,000 257,650
Citrus Re Ltd.
Series A, (BRMMUSDF
+ 6.59%), 10.15%,
6/7/2026(b)(d) 250,000 254,000
Series A, (BRMMUSDF
+ 9.19%), 12.75%,
6/7/2027(b)(d) 250,000 261,875
Series A, (BRMMUSDF
+ 7.75%), 11.31%,
6/7/2028(b)(d) 500,000 509,300

Nationwide Strategic Income Fund - January 31, 2026 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Commonwealth RE Ltd.,
Series A, (JMMMUSTF
+ 3.75%), 7.31%,
7/10/2028(b)(d) 500,000 512,950
Finca RE Ltd., Series A,
(BRMMUSDF + 5.25%),
8.81%, 6/7/2028(b)(d) 500,000 515,250
First Coast Re IV Ltd.
Series A, (JMMMUSTF
+ 9.94%), 13.50%,
4/7/2026(b)(d) 250,000 253,250
Series A, (JMMMUSTF
+ 6.50%), 10.06%,
3/10/2028(b)(d) 500,000 512,450
First Coast Re IV Ltd.,
Series B, (JMMMUSTF
+ 7.50%), 11.06%,
3/10/2028(b)(d) 250,000 258,000
FloodSmart Re Ltd.
Series A, (FHMMUSTF
+ 17.15%), 20.67%,
3/11/2026(b)(d) 500,000 507,500
Series A, (FHMMUSTF
+ 14.36%), 17.88%,
3/12/2027(b)(d) 1,000,000 1,065,000
Foundation Re IV Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 3.50%), 7.15%,
1/7/2030(b)(d) 3,500,000 3,542,000
Four Lakes Re Ltd.
Series A, (BRMMUSDF
+ 5.80%), 9.36%,
1/7/2027(b)(d) 750,000 760,950
Series A, (BRMMUSDF
+ 5.50%), 9.06%,
1/7/2028(b)(d) 2,000,000 2,045,200
Series A, (BRMMUSDF
+ 3.25%), 6.81%,
1/8/2029(b)(d) 1,000,000 997,100
Four Lakes Re Ltd.
Series B, (BRMMUSDF
+ 8.92%), 12.48%,
1/7/2027(b)(d) 250,000 253,725
Series B, (BRMMUSDF
+ 8.25%), 11.81%,
1/7/2028(b)(d) 500,000 510,350
Series B, (BRMMUSDF
+ 6.00%), 9.56%,
1/8/2029(b)(d) 3,000,000 2,988,300
Fuchsia - London Bridge 2
PCC Ltd.
Series A, (FRMMUSTI
+ 5.14%), 8.68%,
4/6/2028(b)(d) 500,000 516,400
Series A, (FRMMUSTF
+ 3.25%), 6.79%,
4/6/2029(b)(d) 1,000,000 997,200
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Genesee Street Re
Ltd., Series 2025, (1
Month Treasury Bill
Rate + 3.25%), 6.90%,
4/7/2028(b)(d) 500,000 505,850
Handshake Re Ltd.,
Series A, (JMMMUSTF
+ 4.50%), 8.06%,
1/8/2030(b)(d) 1,750,000 1,747,375
Herbie Re Ltd.
Series A, (JMMMUSTF
+ 6.90%), 10.46%,
1/7/2028(b)(d) 500,000 504,400
Series A, (JMMMUSTF
+ 7.25%), 10.81%,
1/8/2029(b)(d) 500,000 509,200
Series A, (MSMMUSTF
+ 4.25%), 7.78%,
1/7/2030(b)(d) 1,000,000 999,500
Herbie Re Ltd., Series B,
(JMMMUSTF + 9.90%),
13.46%, 1/8/2028(b)(d) 250,000 253,650
Integrity RE III Ltd., Series
A-2, (1 Month Treasury
Bill Rate + 8.00%),
11.65%, 6/6/2028(b)(d) 500,000 515,350
Integrity RE III Ltd., Series
B-2, (1 Month Treasury
Bill Rate + 9.75%),
13.40%, 6/6/2028(b)(d) 500,000 520,200
Integrity Re Ltd., Series
B, (FHMMUSTF +
13.32%), 16.84%,
6/6/2026(b)(d) 750,000 780,000
Kendall Re Ltd., Series A,
(GSMMUSTI + 6.25%),
9.79%, 4/30/2027(b)(d) 500,000 519,600
Kendall Re Ltd., Series B,
(GSMMUSTI + 7.74%),
11.28%, 4/30/2027(b)(d) 250,000 259,775
Kilimanjaro II Re Ltd.,
Series A, (BRMMUSDF
+ 6.25%), 9.81%,
6/30/2028(b)(d) 1,000,000 1,051,600
Kilimanjaro II Re Ltd.,
Series B, (BRMMUSDF
+ 7.25%), 10.81%,
6/30/2028(b)(d) 500,000 528,300
Kilimanjaro II Re Ltd.,
Series C-1, (GSMMUSTI
+ 4.00%), 7.54%,
7/9/2029(b)(d) 1,000,000 1,027,100
Kilimanjaro II Re Ltd.,
Series D-1, (GSMMUSTI
+ 6.50%), 10.04%,
7/9/2029(b)(d) 1,000,000 1,033,900
Kilimanjaro II Re Ltd.,
Series C-2, (GSMMUSTI
+ 4.00%), 7.54%,
7/8/2030(b)(d) 1,250,000 1,291,250

18 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Kilimanjaro II Re Ltd.,
Series D-2, (GSMMUSTI
+ 6.50%), 10.04%,
7/8/2030(b)(d) 1,250,000 1,298,125
Longleaf Pine Re Ltd.,
Series 1, (GSMMUSTI
+ 17.93%), 21.47%,
5/25/2027(b)(d) 250,000 270,900
Marlon Ltd., Series A,
(JMMMUSTF + 7.31%),
10.87%, 6/7/2027(b)(d) 250,000 263,750
Matterhorn Re Ltd.,
Series A, (BRMMUSDF
+ 2.50%), 6.06%,
9/22/2028(b)(d) 250,000 251,250
Mayflower Re Ltd.
Series A, (FHMMUSTF
+ 5.05%), 8.57%,
7/8/2026(b)(d) 1,250,000 1,269,375
Series A, (FHMMUSTF
+ 4.93%, 1.56% Cap,
0.56% Floor), 8.44%,
7/8/2027(b)(d) 500,000 514,000
Series A, (FHMMUSTF
+ 3.50%), 7.15%,
7/7/2028(b)(d) 750,000 766,950
Mayflower Re Ltd.,
Series B, (FHMMUSTF
+ 6.51%), 10.03%,
7/8/2026(b)(d) 500,000 509,000
Meadows Ltd., Series B, (3
Month Treasury Bill Rate
+ 11.50%), 15.15%,
12/7/2029(b)(d) 750,000 740,175
Meadows Ltd., Series A, (3
Month Treasury Bill Rate
+ 12.25%), 15.90%,
12/7/2029(b)(d) 250,000 246,575
Merna Reinsurance II Ltd.
Series A, (GSMMUSTI
+ 8.38%), 11.92%,
7/7/2026(b)(d) 250,000 257,875
Series A, (GSMMUSTI
+ 7.47%), 11.01%,
7/7/2027(b)(d) 250,000 263,025
Series A, (JMMMUSTF
+ 8.75%), 12.31%,
7/7/2028(b)(d) 500,000 526,450
Merna Reinsurance II Ltd.
Series B, (GSMMUSTI
+ 10.47%), 14.01%,
7/7/2026(b)(d) 250,000 258,500
Series B, (GSMMUSTI
+ 8.75%), 12.29%,
7/7/2027(b)(d) 250,000 262,075
Merna Reinsurance II Ltd.,
Series C, (GSMMUSTI
+ 8.49%), 12.03%,
7/7/2027(b)(d) 500,000 517,850
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
MetroCat Re Ltd., Series
A, (GSMMUSTF
+ 5.75%), 9.29%,
5/8/2026(b)(d) 750,000 758,250
Montoya Re Ltd.
Series A, (GSMMUSTI
+ 13.40%), 16.94%,
4/7/2026(b)(d) 250,000 255,050
Series A, (MSMMUSTF
+ 5.75%), 9.28%,
4/7/2028(b)(d) 500,000 504,000
Series A, (1 Month
Treasury Bill Rate
+ 5.25%), 8.90%,
4/9/2030(b)(d) 3,000,000 2,998,500
Mystic Re IV Ltd.
Series A, (GSMMUSTI
+ 12.00%), 15.54%,
1/8/2027(b)(d) 750,000 779,625
Series A, (GSMMUSTI
+ 4.00%), 7.54%,
1/10/2028(b)(d) 250,000 253,550
Series A, (GSMMUSTI
+ 3.25%), 6.77%,
1/8/2029(b)(d) 500,000 499,250
Mystic Re IV Ltd., Series
B, (GSMMUSTI +
6.90%), 10.42%,
1/8/2029(b)(d) 750,000 748,875
Northshore Re II Ltd.,
Series A, (BRMMUSDF
+ 5.00%), 8.56%,
4/7/2028(b)(d) 1,000,000 1,013,000
Oceanside RE Ltd.,
Series A, (BNMMDTSC
+ 6.00%), 9.56%,
5/15/2028(b)(d) 250,000 254,550
Ocelot Re Ltd., Series A,
(BRMMUSDF + 4.50%),
8.06%, 2/26/2029(b)(d) 750,000 766,200
Palm RE Ltd.
Series A, (BNMMDTSC
+ 9.70%), 13.26%,
6/7/2027(b)(d) 250,000 262,075
Series A, (BNMMDTSC
+ 7.75%), 11.31%,
6/7/2028(b)(d) 500,000 520,250
Purple Re Ltd.
Series A, (CME Term
SOFR 1 Month +
13.01%), 16.68%,
4/24/2026(b)(d) 1,150,000 1,178,175
Series A, (JMMMUSTF
+ 9.13%), 12.69%,
6/7/2027(b)(d) 500,000 522,000
Series A, (JMMMUSTF
+ 7.25%), 10.81%,
6/7/2028(b)(d) 250,000 262,000

Nationwide Strategic Income Fund - January 31, 2026 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Sakura RE Ltd., Series A,
(BRMMUSDF + 2.75%),
6.31%, 4/5/2029(b)(d) 250,000 249,325
Sanders RE II Ltd., Series
A-1, (GSMMUSTI
+ 4.00%), 7.54%,
4/7/2028(b)(d) 400,000 412,360
Sanders RE II Ltd., Series
B-1, (GSMMUSTI
+ 4.50%), 8.04%,
4/7/2028(b)(d) 650,000 668,980
Sanders RE II Ltd.,
Series A, (BRMMUSDF
+ 3.99%), 7.55%,
4/7/2029(b)(d) 2,250,000 2,292,075
Sanders RE II Ltd.,
Series B, (BRMMUSDF
+ 5.36%), 8.92%,
4/7/2029(b)(d) 2,250,000 2,331,675
Sanders RE II Ltd., Series
A-2, (GSMMUSTI
+ 4.25%), 7.79%,
4/8/2030(b)(d) 400,000 423,920
Sanders RE II Ltd., Series
B-2, (GSMMUSTI
+ 4.75%), 8.29%,
4/8/2030(b)(d) 1,400,000 1,479,380
Sanders Re III Ltd.
Series A, (BRMMUSDF
+ 3.34%), 6.90%,
4/7/2026(b)(d) 500,000 500,500
Series A, (BRMMUSDF
+ 7.72%), 11.28%,
6/5/2026(b)(d) 1,500,000 1,533,000
Series A, (BRMMUSDF
+ 5.56%), 9.12%,
4/7/2028(b)(d) 1,250,000 1,307,000
Sanders Re III Ltd.,
(BRMMUSDF + 5.47%),
9.03%, 4/7/2027(b)(d) 250,000 257,225
Solomon Re Ltd., Series A,
(GSMMUSTI + 5.52%),
9.06%, 6/8/2026(b)(d) 500,000 507,250
Sutter Re Ltd., Series B,
(FHMMUSTF + 6.75%),
10.27%, 6/19/2026(b)(d) 250,000 252,500
Titania RE Ltd., Series
A, (BRMMUSDF +
13.13%), 16.69%,
2/27/2026(b)(d) 250,000 251,750
Topanga Re Ltd., Series A,
(JMMMUSTF + 4.75%),
8.31%, 1/7/2030(b)(d) 2,500,000 2,494,000
Topanga Re Ltd., Series B,
(JMMMUSTF + 5.75%),
9.31%, 1/7/2030(b)(d) 2,000,000 1,994,600
Torrey Pines Re Ltd.
Series A, (JMMMUSTF
+ 5.31%), 8.87%,
6/5/2026(b)(d) 250,000 251,475
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Series A, (JMMMUSTF
+ 6.04%), 9.60%,
6/7/2027(b)(d) 250,000 260,775
Series A, (BRMMUSDF
+ 3.75%), 7.31%,
6/7/2028(b)(d) 500,000 514,050
Torrey Pines Re Ltd.
Series B, (JMMMUSTF
+ 7.11%), 10.67%,
6/7/2027(b)(d) 250,000 259,950
Series B, (BRMMUSDF
+ 4.50%), 8.06%,
6/7/2028(b)(d) 250,000 255,325
Turris RE Ltd., Series A,
(JMMMUSTF + 2.40%),
6.18%, 1/8/2029(b)(d) 750,000 748,650
Ursa Re II Ltd., Series FG,
(3 Month Treasury Bill
Rate + 7.75%), 11.40%,
6/7/2028(b)(d) 500,000 501,500
Ursa Re II Ltd., Series E,
(3 Month Treasury Bill
Rate + 5.00%), 8.65%,
12/7/2029(b)(d) 1,250,000 1,248,250
Ursa Re Ltd., Series E,
(JMMMUSTF + 9.25%),
12.81%, 12/7/2026(b)(d) 250,000 258,725
Ursa Re Ltd., Series F,
(GSMMUSTI + 7.50%),
11.04%, 2/22/2028(b)(d) 500,000 508,850
Veraison Re Ltd.
Series A, (GSMMUSTI
+ 4.74%), 8.28%,
3/8/2027(b)(d) 500,000 513,850
Series A, (GSMMUSTI
+ 3.50%), 7.04%,
3/8/2028(b)(d) 250,000 254,825
Series A, (GSMMUSTI
+ 0.50%), 0.50%,
3/8/2034(b)(d) 250,000 250,000
Veraison Re Ltd.
Series B, (GSMMUSTI
+ 5.00%), 8.54%,
3/8/2028(b)(d) 250,000 257,050
Series B, (GSMMUSTI
+ 0.50%), 0.50%,
3/8/2034(b)(d) 250,000 250,000
Windrose Re Ltd., Series
A, (HSMMUSTF
+ 5.25%), 0.00%,
2/13/2029(b)(d) 2,500,000 2,500,000
Windrose Re Ltd., Series
B, (3 Month Treasury Bill
Rate + 8.00%), 11.65%,
2/13/2029(b)(d) 1,000,000 1,000,000
Winston RE Ltd.
Series A, (BNMMDTSC
+ 10.21%), 13.77%,
2/26/2027(b)(d) 250,000 263,500

20 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Series A, (BNMMDTSC
+ 6.50%), 10.06%,
2/21/2028(b)(d) 500,000 512,600
Winston RE Ltd., Series
B, (BNMMDTSC +
11.69%), 15.25%,
2/26/2027(b)(d) 250,000 262,100
95,684,365
Metals & Mining 0.3%
Galileo Re Ltd.
Series A, (GSMMUSTI
+ 7.00%), 10.54%,
1/7/2028(b)(d) 1,500,000 1,565,550
Series A, (JMMMUSTF
+ 3.25%), 6.81%,
1/8/2030(b)(d) 1,500,000 1,495,200
Galileo Re Ltd., Series B,
(JMMMUSTF + 5.00%),
8.56%, 1/8/2030(b)(d) 1,500,000 1,487,250
4,548,000
114,394,565
BRAZIL 0.3%
Food Products 0.2%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 3,725,000 3,469,760
Oil, Gas & Consumable Fuels 0.1%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(b) 978,662 869,766
4,339,526
CANADA 2.4%
Banks 0.3%
Bank of Nova Scotia
(The), (SOFR + 1.05%),
4.81%, 2/2/2034(d) 5,880,000 5,886,317
Commercial Services & Supplies 0.9%
Element Fleet
Management Corp.
5.64%, 3/13/2027(b) 1,500,000 1,523,872
5.04%, 3/25/2030(b) 5,705,000 5,828,827
4.64%, 11/24/2030(b)(e) 2,500,000 2,505,441
Garda World Security
Corp., 8.38%,
11/15/2032(b)(e) 5,820,000 5,975,196
15,833,336
Energy Equipment & Services 0.1%
Enerflex , Inc., 6.88%,
1/15/2031(b)(e) 2,450,000 2,532,040
Insurance 0.2%
Manulife Financial Corp.,
4.99%, 12/11/2035(e) 4,235,000 4,228,792
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Multi-Utilities 0.0%
†
Algonquin Power & Utilities
Corp., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.25%), 4.75%,
1/18/2082(d) 705,000 699,883
Oil, Gas & Consumable Fuels 0.9%
Enbridge, Inc.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.97%), 7.20%,
6/27/2054(d)(e) 490,000 522,231
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.12%), 7.38%,
3/15/2055(d)(e) 490,000 520,457
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.43%), 8.50%,
1/15/2084(d)(e) 928,000 1,061,936
International Petroleum
Corp.
Reg. S, 7.50%,
10/10/2030(e) 14,500,000 14,726,743
South Bow Canadian
Infrastructure Holdings
Ltd., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.67%), 7.50%,
3/1/2055(d)(e) 805,000 850,963
17,682,330
46,862,698
CAYMAN ISLANDS 0.5%
Consumer Finance 0.2%
Global Aircraft Leasing Co.
Ltd., 8.75%, 9/1/2027(b)
(e) 2,465,000 2,551,598
Financial Services 0.0%
†
Long Point Re IV
Ltd., Series 2022,
(BRMMUSDF + 4.25%),
7.81%, 6/1/2026(b)(d) 250,000 251,450
Insurance 0.3%
Residential Reinsurance
2004 Ltd., Series 4,
(JMMMUSTF + 5.38%),
8.94%, 12/6/2028(b)(d) 750,000 772,725
Residential Reinsurance
2004 Ltd., Series 3,
(JMMMUSTF + 6.94%),
10.50%, 12/6/2028(b)(d) 750,000 767,100

Nationwide Strategic Income Fund - January 31, 2026 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
CAYMAN ISLANDS
Insurance
Vitality Re XIV Ltd.,
Series A, (FHMMUSTF
+ 3.50%), 7.02%,
1/5/2027(b)(d) 500,000 506,550
Vitality Re XVII Ltd.,
Series A, (GSMMUSTI
+ 2.00%), 5.54%,
1/8/2030(b)(d) 1,250,000 1,249,987
3,296,362
6,099,410
CHILE 0.2%
Metals & Mining 0.2%
Corp. Nacional del Cobre
de Chile, 6.78%,
1/13/2055(b) 3,275,000 3,510,735
Wireless Telecommunication Services 0.0%
†
WOM Mobile SA, 11.00%,
4/1/2031(b)(d)(f) 350,501 335,006
3,845,741
COLOMBIA 1.2%
Food Products 0.7%
Grupo Nutresa SA, 9.00%,
5/12/2035(b) 11,635,000 12,978,842
Passenger Airlines 0.5%
ABRA Global Finance,
6.00%, 10/22/2029(b)(f) 9,350,422 9,667,557
22,646,399
CYPRUS 0.2%
Construction & Engineering 0.2%
ASG Finance DAC, 9.75%,
5/15/2029(b) 4,633,000 4,295,856
CZECH REPUBLIC 0.1%
Aerospace & Defense 0.1%
Czechoslovak Group A/S,
5.25%, 1/10/2031(b) EUR 1,735,000 2,152,811
FINLAND 0.2%
Banks 0.2%
Nordea Bank Abp
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.72%), 6.75%,
11/10/2033(b)(d)(g) 1,895,000 1,946,966
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.60%), 3.75%,
3/01/2029(b)(d)(g) 1,840,000 1,743,108
3,690,074
FRANCE 3.4%
Banks 3.4%
Banque Federative du
Credit Mutuel SA,
4.54%, 1/15/2031(b) 5,710,000 5,696,803
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE
Banks
BNP Paribas SA
(SOFR + 1.68%),
5.09%, 5/9/2031(b)(d)(e) 9,500,000 9,697,552
(SOFR + 1.62%),
5.79%, 1/13/2033(b)(d) 3,170,000 3,329,245
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.85%), 6.88%,
12/15/2033(b)(d)(g) 4,600,000 4,641,638
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.13%), 7.45%,
6/27/2035(b)(d)(e)(g) 5,715,000 6,027,816
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.54%), 7.38%,
9/10/2034(b)(d)(g) 682,000 720,344
BPCE SA
(SOFR + 1.85%),
5.94%, 5/30/2035(b)(d) 1,375,000 1,436,225
(SOFR + 2.04%),
6.29%, 1/14/2036(b)(d) 5,895,000 6,288,848
Credit Agricole SA, (SOFR
+ 1.43%), 5.26%,
1/12/2037(b)(d) 14,330,000 14,324,798
Societe Generale SA
5.25%, 2/19/2027(b) 4,600,000 4,654,440
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.60%), 6.10%,
4/13/2033(b)(d)(e) 2,935,000 3,105,567
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.20%), 6.22%,
6/15/2033(b)(d) 1,400,000 1,468,017
61,391,293
GERMANY 1.4%
Automobiles 0.5%
Volkswagen Group of
America Finance LLC
4.85%, 9/11/2030(b)(e) 4,275,000 4,311,320
5.80%, 3/27/2035(b) 3,930,000 4,065,109
8,376,429
Capital Markets 0.3%
Deutsche Bank AG,
(SOFR + 1.10%),
4.47%, 12/10/2031(d) 4,470,000 4,465,028

22 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
GERMANY
Insurance 0.6%
Allianz SE
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.32%), 6.55%,
10/30/2033(b)(d)(e)(g) 6,000,000 6,245,904
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.77%), 5.60%,
9/3/2054(b)(d)(e) 3,600,000 3,667,187
9,913,091
22,754,548
GREECE 0.4%
Marine Transportation 0.4%
Danaos Corp., 6.88%,
10/15/2032(b)(e) 7,122,000 7,355,901
HONG KONG 0.1%
Hotels, Restaurants & Leisure 0.1%
Melco Resorts
Finance Ltd., 6.50%,
9/24/2033(b)(e) 1,090,000 1,087,424
IRELAND 0.6%
Consumer Finance 0.5%
Avolon Holdings Funding
Ltd.
6.38%, 5/4/2028(b)(e) 2,025,000 2,107,527
5.15%, 1/15/2030(b) 3,500,000 3,559,853
5.38%, 5/30/2030(b) 1,650,000 1,693,631
4.70%, 1/30/2031(b) 2,160,000 2,148,494
9,509,505
Financial Services 0.1%
Atlas Capital DAC, Series
A, (SOFR + 7.57%),
11.24%, 6/5/2026(b)(d) 250,000 257,775
Atlas Capital DAC, Series
2024, (SOFR + 12.22%),
15.90%, 6/8/2027(b)(d) 500,000 550,050
Atlas Capital DAC, Series
2025, (SOFR + 7.25%),
10.91%, 6/7/2028(b)(d) 500,000 516,100
1,323,925
10,833,430
ISRAEL 0.3%
Pharmaceuticals 0.3%
Teva Pharmaceutical
Finance Netherlands II
BV, 4.38%, 5/9/2030 EUR 4,007,000 4,892,386
ITALY 0.1%
Banks 0.1%
UniCredit SpA , (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(b)(d) 2,260,000 2,298,170
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN 3.8%
Banks 0.6%
Norinchukin Bank (The),
4.67%, 9/9/2030(b)(e) 2,535,000 2,550,974
Sumitomo Mitsui Financial
Group, Inc., (SOFR
+ 1.02%), 4.49%,
1/15/2032(d)(e) 8,090,000 8,109,692
10,660,666
Capital Markets 0.1%
Nomura Holdings, Inc.,
5.78%, 7/3/2034(e) 1,335,000 1,406,386
Insurance 3.1%
Dai-ichi Life Insurance Co.
Ltd. (The), (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.52%), 6.20%,
1/16/2035(b)(d)(e)(g) 9,760,000 10,126,449
Meiji Yasuda Life
Insurance Co., (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
2.91%), 6.10%,
6/11/2055(b)(d)(e) 17,525,000 18,038,921
Nippon Life Insurance
Co., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.19%), 6.50%,
4/30/2055(b)(d)(e) 9,150,000 9,789,539
Sumitomo Life Insurance
Co., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 5.88%,
9/10/2055(b)(d) 16,500,000 16,597,482
54,552,391
66,619,443
LUXEMBOURG 0.1%
Hotels, Restaurants & Leisure 0.1%
Cruise Yacht Upper
HoldCo Ltd., 11.88%,
7/5/2028 1,200,000 1,072,795
MACAU 0.3%
Hotels, Restaurants & Leisure 0.3%
Wynn Macau Ltd., 6.75%,
2/15/2034(b) 4,855,000 4,921,119
MEXICO 1.5%
Diversified Telecommunication Services 0.6%
Total Play
Telecomunicaciones
SA de CV, 11.13%,
12/31/2032(b) 11,681,750 11,214,480

Nationwide Strategic Income Fund - January 31, 2026 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Energy Equipment & Services 0.4%
Borr IHC Ltd.
10.00%, 11/15/2028(b)
(e) 328,659 337,260
10.38%, 11/15/2030(b) 6,014,301 6,130,335
6,467,595
Passenger Airlines 0.5%
Grupo Aeromexico SAB
de CV
8.25%, 11/15/2029(b) 1,275,000 1,310,062
8.63%, 11/15/2031(b) 6,400,000 6,608,000
7,918,062
25,600,137
NETHERLANDS 0.4%
Banks 0.4%
ING Groep NV, (ICE IBA -
USD SOFR ICE Swap
Rate 5 Year + 3.59%),
7.00%, 11/16/2032(d)(g) 5,840,000 6,110,538
ING Groep NV, Series
NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(d)(g) 1,960,000 1,782,850
7,893,388
NORWAY 0.7%
Oil, Gas & Consumable Fuels 0.7%
Aker BP ASA
6.00%, 6/13/2033(b) 1,235,000 1,293,463
5.13%, 10/1/2034(b) 5,720,000 5,623,967
5.25%, 10/30/2035(b) 4,890,000 4,786,254
11,703,684
SAUDI ARABIA 0.5%
Oil, Gas & Consumable Fuels 0.5%
Saudi Arabian Oil Co.,
6.38%, 6/2/2055(b) 9,220,000 9,449,510
SINGAPORE 0.0%
†
Insurance 0.0%
†
Nakama Re Pte. Ltd.,
Series 1, (3 Month
Treasury Bill Rate
+ 2.35%), 6.00%,
4/4/2029(b)(d) 750,000 758,625
SOUTH KOREA 0.2%
Insurance 0.2%
Hanwha Life Insurance
Co. Ltd., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.29%), 6.30%,
6/24/2055(b)(d) 2,483,000 2,582,320
Corporate Bonds
Principal
Amount ($) Value ($)
SPAIN 0.7%
Banks 0.7%
Banco Santander SA,
5.44%, 7/15/2031(e) 6,200,000 6,496,682
CaixaBank SA
(SOFR + 2.77%),
6.84%, 9/13/2034(b)(d)
(e) 1,015,000 1,131,447
(SOFR + 2.26%),
6.04%, 6/15/2035(b)(d) 540,000 574,098
(SOFR + 1.79%),
5.58%, 7/3/2036(b)(d) 2,105,000 2,157,603
Reg. S, (EUR Swap
Annual 5 Year + 3.86%),
3.63%, 9/14/2028(d)(e)
(g) EUR 2,000,000 2,322,840
12,682,670
SWITZERLAND 0.4%
Capital Markets 0.4%
UBS Group AG
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 3.08%), 7.00%,
2/10/2030(b)(d)(e)(g) 440,000 449,511
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.20%), 5.96%,
1/12/2034(b)(d)(e) 1,110,000 1,179,914
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 3.18%), 7.13%,
8/10/2034(b)(d)(g) 430,000 440,606
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.00%), 6.30%,
9/22/2034(b)(d) 365,000 396,559
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 3.30%), 7.00%,
2/05/2035(b)(d)(g) 1,155,000 1,173,889
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.77%), 5.70%,
2/8/2035(b)(d) 1,310,000 1,372,394
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 4.16%), 7.75%,
4/12/2031(b)(d)(g) 1,500,000 1,608,451
6,621,324
UNITED KINGDOM 1.9%
Banks 0.9%
HSBC Holdings plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.64%), 6.95%,
8/27/2031(d)(g) 4,985,000 5,187,715

24 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Banks
(SOFR + 1.96%),
5.74%, 9/10/2036(d)(e) 3,040,000 3,122,551
NatWest Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.20%), 6.48%,
6/1/2034(d) 1,355,000 1,426,459
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.75%), 8.13%,
11/10/2033(d)(e)(g) 925,000 1,045,481
Standard Chartered plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.10%), 6.10%,
1/11/2035(b)(d) 2,000,000 2,138,210
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.43%), 6.23%,
1/21/2036(b)(d)(e) 2,550,000 2,754,270
15,674,686
Financial Services 0.2%
Nationwide Building
Society, 5.13%,
7/29/2029(b)(e) 3,405,000 3,503,448
Hotels, Restaurants & Leisure 0.2%
Brightstar Lottery plc,
5.75%, 1/15/2033(b)(e) 3,955,000 3,931,746
Insurance 0.0%
†
Lapis London Bridge 2
PCC Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.50%), 11.15%,
1/9/2029(b)(d) 250,000 256,325
Passenger Airlines 0.6%
Avianca Midco 2 plc
9.63%, 2/14/2030(b) 6,450,000 6,608,025
9.50%, 1/28/2031(b) 4,540,000 4,630,800
11,238,825
34,605,030
UNITED STATES 30.2%
Aerospace & Defense 0.4%
Boeing Co. (The)
6.86%, 5/1/2054 4,780,000 5,389,884
7.01%, 5/1/2064 620,000 707,953
Goat Holdco LLC, 6.75%,
2/1/2032(b)(e) 1,470,000 1,509,724
7,607,561
Automobiles 0.9%
Ford Motor Co., 6.10%,
8/19/2032(e) 210,000 218,564
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Automobiles
Hyundai Capital America
5.68%, 6/26/2028(b)(e) 515,000 531,823
6.50%, 1/16/2029(b) 695,000 737,119
5.35%, 3/19/2029(b) 2,500,000 2,576,486
5.30%, 1/8/2030(b)(e) 4,780,000 4,927,043
4.50%, 9/18/2030(b) 2,855,000 2,856,048
6.20%, 9/21/2030(b) 995,000 1,063,943
5.40%, 6/23/2032(b)(e) 3,260,000 3,385,012
16,296,038
Banks 4.6%
Citigroup, Inc., Series
GG, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.89%), 6.88%,
8/15/2030(d)(g) 4,720,000 4,821,745
Citigroup, Inc.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.00%), 6.63%,
2/15/2031(d)(g) 12,550,000 12,779,339
(SOFR + 2.66%),
6.17%, 5/25/2034(d)(e) 690,000 730,560
(SOFR + 1.83%),
6.02%, 1/24/2036(d) 7,250,000 7,558,152
Citizens Financial Group,
Inc., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.45%), 5.30%,
1/29/2036(d) 650,000 653,091
Comerica Bank, (SOFR
+ 2.61%), 5.33%,
8/25/2033(d) 1,610,000 1,625,983
KeyCorp, (United States
SOFR Compounded
Index + 1.23%), 5.12%,
4/4/2031(d)(e) 4,365,000 4,472,224
Morgan Stanley Private
Bank NA, (SOFR
+ 1.08%), 4.73%,
7/18/2031(d) 5,000,000 5,065,723
Old National Bancorp,
(CME Term SOFR 3
Month + 2.20%), 5.77%,
2/15/2036(d)(e) 990,000 995,596
Santander Holdings USA,
Inc., (SOFR + 2.14%),
6.34%, 5/31/2035(d)(e) 5,160,000 5,511,537
Truist Bank
(SOFR + 0.77%),
4.42%, 7/24/2028(d) 17,470,000 17,567,838
(SOFR + 0.91%),
4.14%, 10/23/2029(d)(e) 10,760,000 10,753,715
Truist Financial Corp.,
Series I., (SOFR
+ 0.97%), 4.60%,
1/27/2032(d) 5,250,000 5,263,383

Nationwide Strategic Income Fund - January 31, 2026 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
Truist Financial Corp.,
(SOFR + 2.24%),
4.92%, 7/28/2033(d) 2,255,000 2,261,565
80,060,451
Capital Markets 2.5%
Citadel Securities Global
Holdings LLC
5.50%, 6/18/2030(b)(e) 8,505,000 8,738,951
6.20%, 6/18/2035(b) 2,211,000 2,324,496
Jane Street Group, 6.75%,
5/1/2033(b)(e) 5,477,000 5,696,840
Jefferies Financial Group,
Inc.
6.20%, 4/14/2034(e) 7,023,000 7,385,808
5.50%, 2/15/2036 3,640,000 3,593,107
Morgan Stanley, Series
I, (SOFR + 1.31%),
4.89%, 10/22/2036(d)(e) 6,720,000 6,615,330
Morgan Stanley
(SOFR + 2.62%),
5.30%, 4/20/2037(d)(e) 1,690,000 1,717,725
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.43%), 5.95%,
1/19/2038(d) 740,000 774,037
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.80%), 5.94%,
2/7/2039(d)(e) 1,110,000 1,161,566
Northern Trust Corp.,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.05%), 5.12%,
11/19/2040(d)(e) 3,390,000 3,373,165
State Street Corp., (SOFR
+ 1.22%), 4.78%,
10/23/2036(d) 3,420,000 3,378,615
44,759,640
Chemicals 1.2%
Celanese US Holdings
LLC
7.20%, 11/15/2033(c)(e) 7,300,000 7,722,721
7.38%, 2/15/2034(e) 8,040,000 8,181,359
Methanex US Operations,
Inc., 6.25%,
3/15/2032(b)(e) 4,948,000 5,102,457
21,006,537
Consumer Finance 2.5%
Ally Financial, Inc.
(SOFR + 3.26%),
6.99%, 6/13/2029(d)(e) 640,000 674,975
(SOFR + 2.82%),
6.85%, 1/3/2030(d)(e) 445,000 471,072
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Consumer Finance
(United States SOFR
Compounded Index
+ 1.73%), 5.54%,
1/17/2031(d)(e) 2,335,000 2,390,646
(SOFR + 2.29%),
6.18%, 7/26/2035(d)(e) 1,455,000 1,500,493
American Honda Finance
Corp.
5.05%, 7/10/2031(e) 3,065,000 3,148,908
4.85%, 10/23/2031(e) 5,575,000 5,678,845
Ford Motor Credit Co. LLC
5.73%, 9/5/2030(e) 1,460,000 1,494,759
3.63%, 6/17/2031 1,500,000 1,386,371
6.05%, 11/5/2031 3,875,000 4,002,192
6.50%, 2/7/2035(e) 2,470,000 2,576,513
General Motors Financial
Co., Inc.
4.20%, 10/27/2028(e) 1,880,000 1,884,826
5.60%, 6/18/2031 1,300,000 1,357,089
6.40%, 1/9/2033(e) 1,365,000 1,471,679
6.10%, 1/7/2034(e) 1,455,000 1,542,848
5.90%, 1/7/2035 6,510,000 6,779,394
OneMain Finance Corp.
6.13%, 5/15/2030(e) 2,250,000 2,293,639
6.50%, 3/15/2033(e) 6,835,000 6,870,022
45,524,271
Containers & Packaging 0.3%
Ball Corp., 4.25%,
7/1/2032(e) EUR 4,060,000 4,916,942
Diversified REITs 0.5%
Uniti Group LP, 6.00%,
1/15/2030(b) 7,400,000 7,047,944
Vornado Realty LP, 5.75%,
2/1/2033 1,380,000 1,395,776
8,443,720
Diversified Telecommunication Services 0.7%
Level 3 Financing, Inc.,
6.88%, 6/30/2033(b) 9,199,000 9,479,487
Uniti Group LP, 8.63%,
6/15/2032(b)(e) 1,920,000 1,938,565
11,418,052
Electric Utilities 1.0%
American Electric Power
Co., Inc., Series C,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.13%), 5.80%,
3/15/2056(d)(e) 9,040,000 9,041,799
American Electric Power
Co., Inc., Series D,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.94%), 6.05%,
3/15/2056(d) 5,760,000 5,719,908

26 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
ITC Holdings Corp.,
5.65%, 5/9/2034(b)(e) 1,010,000 1,051,618
Vistra Operations Co. LLC
4.70%, 1/31/2031(b) 1,105,000 1,103,452
5.35%, 1/31/2036(b) 1,565,000 1,556,579
18,473,356
Electronic Equipment, Instruments & Components 0.2%
Flex Ltd., 5.38%,
11/13/2035(e) 2,815,000 2,812,240
Energy Equipment & Services 0.4%
Archrock Services LP,
6.00%, 2/1/2034(b) 1,380,000 1,378,959
Transocean International
Ltd.
8.75%, 2/15/2030(b) 266,250 277,548
6.80%, 3/15/2038 6,200,000 5,571,727
Transocean Titan
Financing Ltd., 8.38%,
2/1/2028(b) 81,860 83,506
7,311,740
Financial Services 0.7%
Freedom Mortgage
Holdings LLC
9.25%, 2/1/2029(b) 1,395,000 1,460,391
9.13%, 5/15/2031(b) 5,180,000 5,476,648
8.38%, 4/1/2032(b)(e) 2,474,000 2,588,002
Lightning Re, Series
2023-1, (GSMMUSTI
+ 11.00%), 14.54%,
3/31/2026(b)(d) 1,400,000 1,418,200
10,943,241
Food Products 0.3%
Darling Global Finance BV,
4.50%, 7/15/2032(b) EUR 3,435,000 4,155,005
Gas Utilities 0.1%
Spire, Inc., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.33%), 6.45%,
6/1/2056(d)(e) 1,705,000 1,721,506
Health Care Providers & Services 0.8%
CVS Health Corp., 5.55%,
6/1/2031(e) 6,060,000 6,336,222
US Acute Care
Solutions LLC, 9.75%,
5/15/2029(b) 8,205,000 8,240,930
14,577,152
Hotels, Restaurants & Leisure 1.0%
Carnival Corp., 5.75%,
1/15/2030(b) EUR 1,530,000 1,953,206
Darden Restaurants, Inc.,
6.30%, 10/10/2033(e) 2,286,000 2,485,449
Hilton Domestic Operating
Co., Inc., 5.50%,
3/31/2034(b) 1,510,000 1,517,284
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
Resorts World Las Vegas
LLC
8.45%, 7/27/2030(b) 11,600,000 11,787,073
4.63%, 4/6/2031(b) 1,400,000 1,199,542
18,942,554
Independent Power and Renewable Electricity Producers
0.4%
Talen Energy Supply LLC
6.25%, 2/1/2034(b) 3,530,000 3,577,514
6.50%, 2/1/2036(b) 3,530,000 3,619,109
7,196,623
Insurance 1.8%
3264 re Ltd.
Series A, (FHMMUSTF
+ 7.00%), 10.52%,
7/8/2027(b)(d) 250,000 262,925
Series A, (GSMMUSTI
+ 7.50%), 11.04%,
6/8/2028(b)(d) 500,000 521,350
Series A, (GSMMUSTI
+ 6.50%), 10.04%,
1/8/2029(b)(d) 2,500,000 2,493,750
3264 re Ltd., Series B,
(GSMMUSTI + 6.00%),
9.54%, 1/8/2029(b)(d) 1,750,000 1,746,325
CNO Financial Group, Inc.,
6.45%, 6/15/2034(e) 9,381,000 9,914,991
Farmers Exchange Capital
III, (CME Term SOFR 3
Month + 3.72%), 5.45%,
10/15/2054(b)(d) 3,270,000 3,088,928
Farmers Insurance
Exchange, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 3.86%), 7.00%,
10/15/2064(b)(d) 1,300,000 1,325,198
Gateway Re Ltd.
Series A, (BRMMUSDF
+ 13.94%), 17.50%,
2/24/2026(b)(d) 250,000 252,000
Series A, (BRMMUSDF
+ 10.88%), 14.44%,
7/8/2026(b)(d) 500,000 521,100
Gateway Re Ltd., Series
AA, (BRMMUSDF
+ 5.90%), 9.46%,
7/8/2027(b)(d) 250,000 256,325
Gateway Re Ltd., Series
AAA, (BRMMUSDF
+ 4.25%), 7.81%,
7/7/2028(b)(d) 500,000 499,100
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(b) 420,000 463,467

Nationwide Strategic Income Fund - January 31, 2026 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Insurance
Residential Reinsurance
2023 Ltd., Series 5,
(JMMMUSTF + 5.97%),
9.53%, 12/6/2027(b)(d) 750,000 783,900
Residential Reinsurance
2023 Ltd., Series 3,
(JMMMUSTF + 8.70%),
12.26%, 12/6/2027(b)(d) 250,000 261,825
RGA Global Funding,
5.00%, 8/25/2032(b) 4,050,000 4,087,118
Willis North America, Inc.,
4.55%, 3/15/2031 3,745,000 3,742,492
30,220,794
Interactive Media & Services 0.5%
Meta Platforms, Inc.
5.63%, 11/15/2055 3,335,000 3,173,194
5.75%, 11/15/2065 5,555,000 5,252,414
8,425,608
IT Services 0.2%
ION Platform Finance US,
Inc., 9.00%, 8/1/2029(b) 3,905,000 3,749,151
Media 0.2%
CSC Holdings LLC,
11.75%, 1/31/2029(b) 4,300,000 3,135,414
Metals & Mining 0.6%
Commercial Metals Co.
5.75%, 11/15/2033(b) 2,070,000 2,104,563
6.00%, 12/15/2035(b)(e) 2,070,000 2,114,938
Novelis Corp., 6.38%,
8/15/2033(b)(e) 7,265,000 7,400,383
11,619,884
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Starwood Property Trust,
Inc.
5.25%, 10/15/2028(b)(e) 9,965,000 10,017,286
5.75%, 1/15/2031(b) 1,410,000 1,427,721
11,445,007
Multi-Utilities 0.4%
Sempra, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.14%), 6.55%,
4/1/2055(d) 5,480,000 5,578,047
WEC Energy Group, Inc.,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.91%), 5.63%,
5/15/2056(d)(e) 1,185,000 1,191,332
6,769,379
Office REITs 0.2%
COPT Defense Properties
LP, 2.90%, 12/1/2033(e) 1,850,000 1,578,867
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Office REITs
Highwoods Realty LP,
5.35%, 1/15/2033(e) 1,235,000 1,238,650
2,817,517
Oil, Gas & Consumable Fuels 4.7%
APA Corp., 6.75%,
2/15/2055(e) 14,471,000 14,583,925
BP Capital Markets plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.92%), 6.13%,
3/18/2035(d)(g) 7,605,000 7,823,058
Columbia Pipelines
Holding Co. LLC, 5.00%,
11/17/2032(b) 8,250,000 8,292,301
Delek Logistics Partners
LP, 8.63%, 3/15/2029(b) 5,840,000 6,107,617
Energy Transfer LP
6.55%, 12/1/2033 1,240,000 1,356,873
5.60%, 9/1/2034(e) 1,005,000 1,034,711
5.35%, 1/15/2036(e) 2,895,000 2,891,874
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(g) 859,000 887,247
Hilcorp Energy I LP
6.88%, 5/15/2034(b)(e) 3,145,000 3,030,924
7.25%, 2/15/2035(b)(e) 4,895,000 4,736,568
MPLX LP, 5.40%,
9/15/2035(e) 8,380,000 8,449,084
Summit Midstream
Holdings LLC, 8.63%,
10/31/2029(b)(e) 4,395,000 4,591,725
Venture Global
Plaquemines LNG LLC
6.13%, 12/15/2030(b) 3,495,000 3,597,410
6.50%, 1/15/2034(b)(e) 2,680,000 2,781,300
6.75%, 1/15/2036(b) 4,940,000 5,178,404
Wildfire Intermediate
Holdings LLC, 7.50%,
10/15/2029(b) 6,970,000 7,066,089
82,409,110
Passenger Airlines 0.1%
American Airlines, Inc.,
5.75%, 4/20/2029(b)(e) 190,000 191,977
United Airlines Holdings,
Inc., 5.38%, 3/1/2031 1,160,000 1,171,520
1,363,497
Pharmaceuticals 0.5%
1261229 BC Ltd., 10.00%,
4/15/2032(b) 9,226,000 9,468,247
Tricida , Inc.
3.50%, 5/15/2027^∞ 1,430,000 0
9,468,247

28 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment 1.2%
Foundry JV Holdco LLC
6.15%, 1/25/2032(b) 1,225,000 1,304,297
6.10%, 1/25/2036(b) 4,834,000 5,086,740
6.40%, 1/25/2038(b) 450,000 481,707
6.30%, 1/25/2039(b) 2,470,000 2,629,011
MKS, Inc., 4.25%,
2/15/2034(b) EUR 10,460,000 12,397,769
21,899,524
Software 0.3%
Oracle Corp., 5.95%,
9/26/2055(e) 5,373,000 4,737,770
Specialty Retail 0.4%
AutoNation, Inc., 5.89%,
3/15/2035(e) 5,740,000 5,964,579
Petco Health & Wellness
Co., Inc., 8.25%,
2/1/2031(b) 1,050,000 1,052,750
7,017,329
531,244,860
ZAMBIA 0.1%
Metals & Mining 0.1%
First Quantum Minerals
Ltd., 7.25%,
2/15/2034(b)(e) 1,775,000 1,864,811
Total Corporate Bonds
(cost $1,028,887,479) 1,051,371,559
Foreign Government Securities 4.4%
CHILE 0.7%
Republic of Chile
3.75%, 1/14/2032 EUR 1,870,000 2,270,009
3.88%, 4/14/2036 8,460,000 10,021,176
12,291,185
COLOMBIA 0.2%
Republic of Colombia,
6.13%, 1/21/2031 3,655,000 3,639,649
IVORY COAST 0.5%
Republic of Cote d'Ivoire,
4.88%, 1/30/2032 (b) EUR 7,761,000 9,044,285
KUWAIT 0.5%
State of Kuwait, 4.65%,
10/9/2035 (b)(e) 9,030,000 8,902,741
MEXICO 1.0%
United Mexican States
5.13%, 5/4/2037 EUR 6,420,000 7,688,196
6.88%, 5/13/2037 2,250,000 2,378,813
6.63%, 1/29/2038 3,000,000 3,118,350
6.13%, 2/9/2038 4,100,000 4,083,600
17,268,959
PERU 0.5%
Republic of Peru, 5.50%,
3/30/2036 8,230,000 8,362,503
Foreign Government Securities
Principal
Amount ($) Value ($)
SAUDI ARABIA 1.0%
Kingdom of Saudi Arabia
3.38%, 3/5/2032 (b) EUR 3,455,000 4,115,072
5.63%, 1/13/2035 (b) 4,785,000 5,020,577
4.88%, 1/12/2036 (b) 8,800,000 8,685,522
17,821,171
Total Foreign Government Securities
(cost $73,737,709) 77,330,493
Supranational 0.6%
African Development
Bank(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.65%), , 5.88%,
5/7/2035(d)(e) 10,128,000 10,105,789
International Bank for
Reconstruction &
Development
(SOFR + 4.22%), ,
7.88%, 4/24/2028(b)(d) 250,000 256,250
(SOFR + 12.22%), ,
15.85%, 4/24/2028(b)(d) 250,000 265,725
(SOFR + 13.72%), ,
17.37%, 4/24/2028(b)(d) 250,000 266,300
Total Supranational
(cost $10,882,735) 10,894,064
Common Stocks 0.0%
†
Shares
CHILE 0.0%
†
Wireless Telecommunication Services 0.0%
†
WOM Mobile SA *^∞ 1,018 15,270
MEXICO 0.0%
†
Passenger Airlines 0.0%
†
Grupo Aeromexico SAB
de CV * 211,070 422,720
UNITED STATES 0.0%
†
Media 0.0%
†
Diamond Sports Group
LLC *^∞ 79 15
Total Common Stocks
(cost $350,712) 438,005
Preferred Stocks 0.8%
UNITED STATES 0.8%
Banks 0.6%
Bank of America Corp.,
5.00% 141,629 3,015,282
JPMorgan Chase & Co.,
4.20% 197,443 3,668,491
KeyCorp, 5.63% 66,138 1,450,406
US Bancorp, 3.75% 40,144 620,626
Wells Fargo & Co., 4.25% 81,934 1,455,967
10,210,772

Nationwide Strategic Income Fund - January 31, 2026 (Unaudited) - Statement of Investments - 29
Preferred Stocks
Shares Value ($)
UNITED STATES
Capital Markets 0.2%
Morgan Stanley, 4.25% 159,189 2,841,524
State Street Corp., +
0.00%), 5.35%(d) 23,788 557,353
3,398,877
Consumer Finance 0.0%
†
Capital One Financial
Corp., Preference,
4.38% 37,145 629,979
Total Preferred Stocks
(cost $13,994,939) 14,239,628
Loan Participations 1.5%
Principal
Amount ($)
UNITED STATES 1.5%
Diversified Telecommunication Services 0.2%
Windstream Services LLC,
First Lien Term Loan,
(CME Term SOFR 1
Month + 4.00%), 7.67%,
10/6/2032 (d) 4,302,000 4,302,000
Electric Utilities 0.1%
Alpha Generation LLC,
First Lien Term Loan
B, (CME Term SOFR 1
Month + 1.75%), 5.42%,
9/30/2031 (d) 1,560,250 1,557,848
Health Care Providers & Services 0.0%
†
Sotera Health Holdings
LLC, First Lien Term
Loan, (CME Term SOFR
1 Month + 2.50%),
6.17%, 5/30/2031 (d) 744,724 746,585
Insurance 0.8%
River Rock Entertainment
Authority, First Lien Term
Loan, (CME Term SOFR
1 Month + 9.00%),
12.67%, 6/25/2031 (d) 13,815,000 13,400,550
Media 0.0%
†
DIRECTV Financing LLC,
First Lien Term Loan
B, (CME Term SOFR 3
Month + 5.25%), 9.18%,
8/2/2029 (d) 434,600 434,600
Pharmaceuticals 0.4%
1261229 BC Ltd., First
Lien Term Loan, (CME
Term SOFR 1 Month
+ 6.25%), 9.92%,
10/8/2030 (d) 6,402,825 6,235,455
Loan Participations
Principal
Amount ($) Value ($)
Professional Services 0.0%
†
Amentum Holdings, Inc.,
First Lien Term Loan,
(CME Term SOFR 1
Month + 2.00%), 5.67%,
9/29/2031 (d) 430,293 429,755
Total Loan Participations
(cost $27,093,600)
27,106,793
Convertible Bond 0.1%
Wireless Telecommunication Services 0.1%
WOM Chile Holdco SpA ,
5.00%, 4/1/2032 (b)(f) 646,550 580,548
Total Convertible Bond
(cost  $646,287) 580,548
Short-Term Investments 4.1%
U.S. Treasury Obligations 4.1%
U.S. Treasury Bills,0.00%
2/5/2026 22,000,000 21,993,415
U.S. Treasury Bills,0.00%
2/19/2026 50,000,000 49,914,976
Total Short-Term Investment
(cost $71,902,429)
71,908,391
Repurchase Agreements 5.8%
ING Financial Services
LLC 3.67%, dated
1/30/2026, due
2/6/2026, repurchase
price $5,003,568,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
2/19/2026 - 8/15/2050;
total market value
$5,100,000. (h) 5,000,000 5,000,000
CF Secured, LLC 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase
price $24,590,815,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050;
total market value
$25,082,636. (h) 24,583,317 24,583,317

30 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Marex Capital Markets,
Inc. 3.72%, dated
1/30/2026, due
2/2/2026, repurchase
price $15,004,650,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.25%, maturing
4/15/2026 - 2/15/2055;
total market value
$15,304,747. (h) 15,000,000 15,000,000
Santander US Capital
Markets 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase
price $20,006,100,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
2/10/2036 - 8/15/2035;
total market value
$20,406,225. (h) 20,000,000 20,000,000
Santander US Capital
Markets 3.67%,
dated 1/30/2026, due
2/2/2026, repurchase
price $40,012,233,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.00%, maturing
8/25/2036 - 1/25/2056;
total market value
$40,812,478. (h) 40,000,000 40,000,000
Total Repurchase
Agreements
(cost $104,583,317)
104,583,317
Total Investments
(cost $1,795,853,334) — 102.9% 1,828,973,157
Liabilities in excess of other assets — (2.9)% (50,830,492)
NET ASSETS — 100.0%
$ 1,778,142,665
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  The interest rate shown was the current rate as of
January 31, 2026.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of January 31, 2026 was $1,159,691,947
which represents 65.22% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of January 31, 2026.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of January 31, 2026.
(e) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan
as of January 31, 2026 was $178,497,970, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $104,583,317 and by
$80,598,916 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 2/3/2026 -
5/15/2055, a total value of $185,182,233.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(g) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on January
31, 2026. The maturity date reflects the next call date.
(h) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of January 31, 2026 was
$104,583,317.

Nationwide Strategic Income Fund - January 31, 2026 (Unaudited) - Statement of Investments - 31
BNMMDTSC Dreyfus Treasury Securities Cash
Management Fund Yield
BRMMUSDF BlackRock Money Market US Treasury Fund
Index
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FHMMUSTF Federated Hermes Money Market US Treasury
Fund Index
FNMA Federal National Mortgage Association
FRMMUSTI Western Asset Institutional US Treasury
Reserves Fund Yield
GNMA Government National Mortgage Association
GSMMUSTI Goldman Sachs Money Market US Treasury
Instrument Index
GSMMUSTF Goldman Sachs Financial Square Treasury
Solutions Fund Yield
ICE Intercontinental Exchange
IO Interest only
JMMMUSTF JP Morgan Money Market US Treasury Fund
Index
MSMMUSTF MSILF Money Market US Treasury Fund Index
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
USD United States Dollar

32 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of January 31, 2026
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Darden
Restaurants, Inc. 1.00 Quarterly 6/20/2029 0.30 USD 462,712 (7,027) (3,829) (10,856)
Markit CDX North
American High
Yield Index Series
45-V2 5.00 Quarterly 12/20/2030 2.97 USD 307,700,000 (21,677,048) (5,494,925) (27,171,973)
(21,684,075) (5,498,754) (27,182,829)
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of January 31, 2026:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 43,320,952 EUR 37,105,737 Hsbc Bank USA, N.A. 2/17/2026 (690,045)
USD 9,380,008 EUR 8,027,513 Morgan Stanley Co., Inc. 2/17/2026 (141,399)
USD 372,407 MXN 6,772,959 Goldman Sachs International 3/27/2026 (13,269)
Total unrealized depreciation (844,713)
Net unrealized depreciation (844,713)
Currency:
EUR Euro
MXN Mexican peso
USD United States dollar

Nationwide Strategic Income Fund - January 31, 2026 (Unaudited) - Statement of Investments - 33
Futures contracts outstanding as of January 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 655 3/2026 USD 136,562,383 (227,290)
Total long contracts (227,290)
Short Contracts
Euro- Bobl (6) 3/2026 EUR (829,342) 741
Euro-Bund (21) 3/2026 EUR (3,190,453) 12,541
U.S. Treasury 5 Year Note (1,857) 3/2026 USD (202,282,431) 1,206,344
U.S. Treasury 10 Year Note (906) 3/2026 USD (101,316,281) 1,065,721
U.S. Treasury 10 Year Ultra Note (2,464) 3/2026 USD (281,281,000) 3,528,669
U.S. Treasury Long Bond (210) 3/2026 USD (24,176,250) 318,233
U.S. Treasury Ultra Bond (395) 3/2026 USD (46,387,812) 1,097,559
Total short contracts 7,229,808
Net contracts 7,002,518
Currency:
EUR Euro
USD United States Dollar

34 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 249,788,420 $ – $ 249,788,420
Collateralized Mortgage Obligations – 186,476,006 – 186,476,006
Commercial Mortgage-Backed Securities – 34,255,933 – 34,255,933
Common Stocks
Media – – 15 15
Passenger Airlines 422,720 – – 422,720
Wireless Telecommunication Services – – 15,270 15,270
Total Common Stocks $ 422,720 $ – $ 15,285 $ 438,005
Convertible Bond – 580,548 – 580,548

Nationwide Strategic Income Fund - January 31, 2026 (Unaudited) - Statement of Investments - 35
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds
Aerospace & Defense $ – $ 9,760,372 $ – $ 9,760,372
Automobiles – 24,672,467 – 24,672,467
Banks – 204,952,211 – 204,952,211
Capital Markets – 63,448,690 – 63,448,690
Chemicals – 21,006,537 – 21,006,537
Commercial Services & Supplies – 15,833,336 – 15,833,336
Construction & Engineering – 4,295,856 – 4,295,856
Consumer Finance – 57,585,374 – 57,585,374
Containers & Packaging – 4,916,942 – 4,916,942
Diversified REITs – 8,443,720 – 8,443,720
Diversified Telecommunication Services – 22,632,532 – 22,632,532
Electric Utilities – 18,473,356 – 18,473,356
Electronic Equipment, Instruments &
Components – 2,812,240 – 2,812,240
Energy Equipment & Services – 16,311,375 – 16,311,375
Financial Services – 34,085,068 – 34,085,068
Food Products – 20,603,607 – 20,603,607
Gas Utilities – 1,721,506 – 1,721,506
Health Care Providers & Services – 14,577,151 – 14,577,151
Hotels, Restaurants & Leisure – 29,955,638 – 29,955,638
Independent Power and Renewable
Electricity Producers – 7,196,623 – 7,196,623
Insurance – 201,493,066 – 201,493,066
Interactive Media & Services – 8,425,608 – 8,425,608
IT Services – 3,749,151 – 3,749,151
Marine Transportation – 7,355,901 – 7,355,901
Media – 3,135,414 – 3,135,414
Metals & Mining – 21,543,430 – 21,543,430
Mortgage Real Estate Investment Trusts
(REITs) – 11,445,007 – 11,445,007
Multi-Utilities – 7,469,262 – 7,469,262
Office REITs – 2,817,517 – 2,817,517
Oil, Gas & Consumable Fuels – 122,114,400 – 122,114,400
Passenger Airlines – 30,187,941 – 30,187,941
Pharmaceuticals – 14,360,633 – 14,360,633
Semiconductors & Semiconductor
Equipment – 21,899,524 – 21,899,524
Software – 4,737,770 – 4,737,770
Specialty Retail – 7,017,328 – 7,017,328
Wireless Telecommunication Services – 335,006 – 335,006
Total Corporate Bonds $ – $ 1,051,371,559 $ – $ 1,051,371,559
Foreign Government Securities – 77,330,493 – 77,330,493
Futures Contracts 7,229,808 – – 7,229,808
Loan Participations – 27,106,793 – 27,106,793
Preferred Stocks 14,239,628 – – 14,239,628
Repurchase Agreements – 104,583,317 – 104,583,317
Short-Term Investments – 71,908,391 – 71,908,391
Supranational – 10,894,064 – 10,894,064
Total Assets $ 21,892,156 $ 1,814,295,524 $ 15,285 $ 1,836,202,965
Liabilities:
Credit Default Swaps† $ – $ (5,498,754) $ – $ (5,498,754)
Forward Foreign Currency Contracts – (844,713) – (844,713)
Futures Contracts (227,290) – – (227,290)
Total Liabilities $ (227,290) $ (6,343,467) $ – $ (6,570,757)
Total $ 21,664,866 $ 1,807,952,057 $ 15,285 $ 1,829,632,208
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
As of January 31, 2026, the Fund held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.

36 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2026 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance
Common
Stocks Total
Balance as of 10/31/2025 $ 347,213 $ 347,213
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 3,090 3,090
Distributions — —
Purchases — —
Sales (348,090) (348,090)
Change in Unrealized Appreciation/Depreciation 13,072 13,072
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 1/31/2026 $ 15,285 $ 15,285
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 1/31/2026 $ (563) $ (563)

Nationwide Strategic Income Fund - January 31, 2026 (Unaudited) - Statement of Investments - 37
risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

38 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Strategic Income Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2026:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 7,229,808
Total $ 7,229,808
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (5,498,754)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (844,713)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (227,290)
Total $ (6,570,757)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Schroders Global Equity Fund (formerly, Nationwide Global Sustainable Equity Fund) - January 31, 2026 (Unaudited) -
Statement of Investments - 39
Common Stocks 99 .3%
Shares Value ($)
AUSTRALIA 0 .3%
Banks 0 .3%
Westpac Banking Corp. 29,138 787,902
AUSTRIA 0 .6%
Banks 0 .6%
Erste Group Bank AG 10,661 1,385,296
BRAZIL 0 .6%
Banks 0 .3%
NU Holdings Ltd., Class A * 45,078 800,134
Broadline Retail 0 .3%
MercadoLibre, Inc. * 326 700,180
1,500,314
CANADA 0 .7%
Ground Transportation 0 .3%
Canadian Pacific Kansas City Ltd. 9,591 712,959
IT Services 0 .2%
Shopify, Inc., Class A * 4,513 592,241
Metals & Mining 0 .2%
Agnico Eagle Mines Ltd. 2,272 431,891
1,737,091
CHILE 0 .6%
Metals & Mining 0 .6%
Antofagasta plc 31,645 1,569,990
CHINA 1 .3%
Chemicals 0 .0%
†
Tianhe Chemicals Group Ltd. *^∞ 2,702,000 0
Electrical Equipment 0 .5%
Contemporary Amperex
Technology Co. Ltd., Class H 19,800 1,239,048
Interactive Media & Services 0 .8%
Tencent Holdings Ltd. 25,600 1,962,428
3,201,476
DENMARK 0 .3%
Pharmaceuticals 0 .3%
Novo Nordisk A/S, Class B 10,464 620,301
FRANCE 1 .1%
Aerospace & Defense 0 .6%
Airbus SE 6,610 1,506,947
Electrical Equipment 0 .5%
Legrand SA 7,927 1,266,608
2,773,555
GERMANY 1 .8%
Automobiles 0 .5%
Bayerische Motoren Werke AG 11,685 1,212,377
Industrial Conglomerates 0 .5%
Siemens AG (Registered) 3,874 1,176,626
Insurance 0 .5%
Allianz SE (Registered) 2,598 1,146,293
Software 0 .3%
SAP SE 4,205 850,057
4,385,353
Common Stocks
Shares Value ($)
HONG KONG 0 .3%
Machinery 0 .3%
Techtronic Industries Co. Ltd. 57,500 788,201
INDIA 0 .3%
Banks 0 .3%
HDFC Bank Ltd., ADR 23,259 753,126
ISRAEL 0 .4%
Pharmaceuticals 0 .4%
Teva Pharmaceutical Industries
Ltd., ADR * 30,299 1,032,590
ITALY 1 .0%
Automobiles 0 .2%
Ferrari NV 1,109 369,152
Banks 0 .8%
Intesa Sanpaolo SpA 303,020 2,146,226
2,515,378
JAPAN 4 .9%
Automobile Components 0 .4%
Bridgestone Corp. 47,500 1,070,724
Banks 0 .8%
Mitsubishi UFJ Financial Group,
Inc. 100,000 1,808,757
Electrical Equipment 0 .4%
Mitsubishi Electric Corp. 31,800 995,691
Health Care Equipment & Supplies 0 .4%
Hoya Corp. 6,200 1,042,934
Household Durables 0 .4%
Sony Group Corp. 49,400 1,093,900
Industrial Conglomerates 0 .5%
Hitachi Ltd. 33,600 1,166,288
Machinery 0 .8%
Mitsubishi Heavy Industries Ltd. 60,500 1,771,270
Professional Services 0 .4%
Recruit Holdings Co. Ltd. 17,700 937,351
Semiconductors & Semiconductor Equipment 0 .3%
Disco Corp. 1,600 683,610
Wireless Telecommunication Services 0 .5%
SoftBank Group Corp. 47,600 1,314,598
11,885,123
NETHERLANDS 1 .9%
Semiconductors & Semiconductor Equipment 1 .9%
ASML Holding NV 3,202 4,550,839
NORWAY 0 .6%
Banks 0 .2%
DNB Bank ASA 20,444 587,605
Oil, Gas & Consumable Fuels 0 .4%
Equinor ASA 35,056 939,016
1,526,621
SINGAPORE 1 .3%
Banks 0 .9%
DBS Group Holdings Ltd. 49,300 2,297,547

40 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Schroders Global Equity Fund (formerly, Nationwide
Global Sustainable Equity Fund)
Common Stocks
Shares Value ($)
SINGAPORE
Diversified Telecommunication Services 0 .4%
Singapore Telecommunications
Ltd. 242,900 876,851
3,174,398
SOUTH KOREA 1 .4%
Automobiles 0 .6%
Kia Corp. 14,925 1,585,083
Technology Hardware, Storage & Peripherals 0 .8%
Samsung Electronics Co. Ltd. 16,178 1,807,278
3,392,361
SPAIN 2 .0%
Banks 0 .9%
Banco Bilbao Vizcaya Argentaria
SA 85,524 2,178,000
Electric Utilities 0 .7%
Iberdrola SA 74,173 1,665,512
Specialty Retail 0 .4%
Industria de Diseno Textil SA 16,827 1,098,602
4,942,114
SWEDEN 0 .7%
Banks 0 .3%
Swedbank AB, Class A 21,252 830,493
Machinery 0 .4%
Volvo AB, Class B 23,422 852,050
1,682,543
SWITZERLAND 1 .3%
Electronic Equipment, Instruments & Components 0 .4%
TE Connectivity plc 4,805 1,070,458
Food Products 0 .3%
Chocoladefabriken Lindt &
Spruengli AG 44 629,498
Textiles, Apparel & Luxury Goods 0 .6%
Cie Financiere Richemont SA
(Registered) 7,722 1,495,442
3,195,398
TAIWAN 3 .3%
Semiconductors & Semiconductor Equipment 3 .3%
Taiwan Semiconductor
Manufacturing Co. Ltd. 143,000 8,036,921
UNITED KINGDOM 6 .5%
Aerospace & Defense 0 .8%
BAE Systems plc 68,424 1,845,276
Banks 3 .0%
HSBC Holdings plc 253,164 4,486,542
Lloyds Banking Group plc 593,021 879,753
Standard Chartered plc 79,255 2,023,721
7,390,016
Broadline Retail 0 .3%
Next plc 3,804 690,969
Consumer Staples Distribution & Retail 0 .7%
Tesco plc 298,958 1,738,631
Personal Care Products 0 .3%
Unilever plc 12,028 815,630
Common Stocks
Shares Value ($)
UNITED KINGDOM
Pharmaceuticals 1 .2%
AstraZeneca plc 15,609 2,897,888
Professional Services 0 .2%
RELX plc 12,268 434,949
15,813,359
UNITED STATES 66 .1%
Aerospace & Defense 1 .4%
GE Aerospace 6,275 1,925,107
Howmet Aerospace, Inc. 7,221 1,502,546
3,427,653
Banks 2 .0%
JPMorgan Chase & Co. 16,246 4,969,489
Beverages 1 .3%
Coca-Cola Co. (The) 21,903 1,638,563
Monster Beverage Corp. * 18,942 1,529,756
3,168,319
Broadline Retail 2 .7%
Amazon.com, Inc. * 28,023 6,705,904
Capital Markets 2 .9%
Blackrock, Inc. 1,233 1,379,653
Moody's Corp. 2,973 1,532,760
Morgan Stanley 16,213 2,963,737
S&P Global, Inc. 2,337 1,233,445
7,109,595
Chemicals 0 .6%
Ecolab, Inc. 1,325 373,637
Sherwin-Williams Co. (The) 3,363 1,192,654
1,566,291
Communications Equipment 1 .1%
Arista Networks, Inc. * 14,760 2,092,082
Motorola Solutions, Inc. 1,187 477,815
2,569,897
Construction Materials 0 .4%
Vulcan Materials Co. 2,953 887,495
Consumer Finance 0 .9%
American Express Co. 6,370 2,243,323
Consumer Staples Distribution & Retail 0 .3%
Dollar General Corp. 5,093 730,489
Electric Utilities 0 .8%
NextEra Energy, Inc. 22,497 1,977,486
Electrical Equipment 2 .8%
Eaton Corp. plc 3,168 1,113,299
Emerson Electric Co. 4,320 634,867
GE Vernova, Inc. 2,444 1,775,248
Schneider Electric SE 5,588 1,593,995
Vertiv Holdings Co., Class A 9,134 1,700,568
6,817,977
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 10,089 1,453,623
Entertainment 1 .6%
Liberty Media Corp-Liberty
Formula One, Class C * 3,680 320,234
Netflix, Inc. * 25,413 2,121,731
Spotify Technology SA * 1,920 960,672
Walt Disney Co. (The) 5,419 611,263
4,013,900
Financial Services 1 .3%
Visa, Inc., Class A 10,041 3,231,495

Nationwide Schroders Global Equity Fund (formerly, Nationwide Global Sustainable Equity Fund) - January 31, 2026 (Unaudited) -
Statement of Investments - 41
Common Stocks
Shares Value ($)
UNITED STATES
Ground Transportation 0 .3%
Uber Technologies, Inc. * 10,531 843,007
Health Care Equipment & Supplies 1 .9%
Boston Scientific Corp. * 12,148 1,136,202
IDEXX Laboratories, Inc. * 1,446 969,485
Intuitive Surgical, Inc. * 1,397 704,395
Medtronic plc 10,636 1,095,083
Stryker Corp. 2,266 837,423
4,742,588
Health Care Providers & Services 0 .5%
HCA Healthcare, Inc. 1,261 615,708
UnitedHealth Group, Inc. 2,279 653,914
1,269,622
Hotels, Restaurants & Leisure 0 .7%
Booking Holdings, Inc. 350 1,750,644
Household Durables 0 .7%
NVR, Inc. * 84 641,401
SharkNinja, Inc. * 9,898 1,169,944
1,811,345
Household Products 0 .8%
Procter & Gamble Co. (The) 13,368 2,028,861
Insurance 0 .8%
Chubb Ltd. 6,087 1,884,292
Interactive Media & Services 9 .9%
Alphabet, Inc., Class A 50,396 17,033,848
Meta Platforms, Inc., Class A 9,574 6,859,771
23,893,619
IT Services 0 .6%
International Business Machines
Corp. 3,349 1,027,138
Snowflake, Inc., Class A * 2,918 562,299
1,589,437
Life Sciences Tools & Services 0 .7%
Thermo Fisher Scientific, Inc. 2,883 1,668,133
Machinery 1 .3%
Deere & Co. 1,055 557,040
Parker-Hannifin Corp. 1,944 1,819,273
Xylem, Inc. 6,299 868,443
3,244,756
Oil, Gas & Consumable Fuels 1 .8%
ConocoPhillips 16,445 1,714,062
Coterra Energy, Inc. 26,211 756,187
Shell plc 49,945 1,921,198
4,391,447
Personal Care Products 0 .3%
Estee Lauder Cos., Inc. (The),
Class A 7,092 817,566
Pharmaceuticals 5 .1%
Bristol-Myers Squibb Co. 21,842 1,202,402
Eli Lilly & Co. 2,456 2,547,240
GSK plc 29,145 748,359
Haleon plc 278,871 1,447,892
Johnson & Johnson 8,326 1,892,084
Novartis AG (Registered) 12,499 1,856,446
Roche Holding AG 5,858 2,658,389
12,352,812
Professional Services 0 .2%
Verisk Analytics, Inc., Class A 2,248 488,850
Common Stocks
Shares Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment 9 .0%
Advanced Micro Devices, Inc. * 8,276 1,959,177
Broadcom, Inc. 16,906 5,600,958
First Solar, Inc. * 4,262 961,166
NVIDIA Corp. 68,859 13,161,021
21,682,322
Software 5 .7%
Adobe, Inc. * 1,844 540,753
Cadence Design Systems, Inc. * 2,030 601,611
Intuit, Inc. 2,371 1,182,939
Microsoft Corp. 21,730 9,350,201
Oracle Corp. 7,008 1,153,377
Salesforce, Inc. 4,454 945,540
13,774,421
Specialty Retail 1 .3%
Carvana Co., Class A * 1,521 610,088
O'Reilly Automotive, Inc. * 15,866 1,561,374
TJX Cos., Inc. (The) 6,415 961,031
3,132,493
Technology Hardware, Storage & Peripherals 3 .1%
Apple, Inc. 29,107 7,552,684
Textiles, Apparel & Luxury Goods 0 .5%
Tapestry, Inc. 9,501 1,205,772
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 2,776 547,455
161,545,062
Total Common Stocks
(cost $201,017,444) 242,795,312
Total Investments
(cost $201,017,444) — 99.3% 242,795,312
Other assets in excess of liabilities — 0.7% 1,810,965
NET ASSETS — 100.0%
$244,606,277
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
ADR American Depositary Receipt

42 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Schroders Global Equity Fund (formerly, Nationwide
Global Sustainable Equity Fund)
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Schroders Global Equity Fund (formerly, Nationwide Global Sustainable Equity Fund) - January 31, 2026 (Unaudited) -
Statement of Investments - 43
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 3,427,653 $ 3,352,223 $ – $ 6,779,876
Automobile Components – 1,070,724 – 1,070,724
Automobiles – 3,166,612 – 3,166,612
Banks 6,522,749 19,411,844 – 25,934,593
Beverages 3,168,319 – – 3,168,319
Broadline Retail 7,406,083 690,969 – 8,097,052
Capital Markets 7,109,595 – – 7,109,595
Chemicals 1,566,291 – – 1,566,291
Communications Equipment 2,569,897 – – 2,569,897
Construction Materials 887,495 – – 887,495
Consumer Finance 2,243,323 – – 2,243,323
Consumer Staples Distribution & Retail 730,489 1,738,631 – 2,469,120
Diversified Telecommunication Services – 876,851 – 876,851
Electric Utilities 1,977,486 1,665,512 – 3,642,998
Electrical Equipment 5,223,982 5,095,342 – 10,319,324
Electronic Equipment, Instruments &
Components 2,524,081 – – 2,524,081
Entertainment 4,013,900 – – 4,013,900
Financial Services 3,231,495 – – 3,231,495
Food Products – 629,498 – 629,498
Ground Transportation 1,555,966 – – 1,555,966
Health Care Equipment & Supplies 4,742,589 1,042,934 – 5,785,523
Health Care Providers & Services 1,269,622 – – 1,269,622
Hotels, Restaurants & Leisure 1,750,644 – – 1,750,644
Household Durables 1,811,345 1,093,900 – 2,905,245
Household Products 2,028,861 – – 2,028,861
Industrial Conglomerates – 2,342,914 – 2,342,914
Insurance 1,884,292 1,146,293 – 3,030,585
Interactive Media & Services 23,893,619 1,962,427 – 25,856,046
IT Services 2,181,678 – – 2,181,678
Life Sciences Tools & Services 1,668,133 – – 1,668,133
Machinery 3,244,757 3,411,521 – 6,656,278
Metals & Mining 431,891 1,569,990 – 2,001,881
Oil, Gas & Consumable Fuels 2,470,249 2,860,214 – 5,330,463
Personal Care Products 817,566 815,630 – 1,633,196
Pharmaceuticals 7,422,675 9,480,916 – 16,903,591
Professional Services 488,850 1,372,300 – 1,861,150
Semiconductors & Semiconductor
Equipment 21,682,321 13,271,369 – 34,953,690
Software 13,774,421 850,057 – 14,624,478
Specialty Retail 3,132,493 1,098,602 – 4,231,095
Technology Hardware, Storage &
Peripherals 7,552,684 1,807,278 – 9,359,962
Textiles, Apparel & Luxury Goods 1,205,772 1,495,442 – 2,701,214
Wireless Telecommunication Services 547,455 1,314,598 – 1,862,053
Total $ 158,160,721 $ 84,634,591 $ – $ 242,795,312
As of January 31, 2026, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

44 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks 97 .4%
Shares Value ($)
AUSTRALIA 5 .4%
Banks 0 .3%
Judo Capital Holdings Ltd. * 680,528 852,665
Chemicals 0 .4%
Nufarm Ltd. * 105,495 172,941
Orica Ltd. 54,328 967,565
1,140,506
Containers & Packaging 0 .2%
Orora Ltd. 333,587 475,643
Diversified REITs 1 .7%
Charter Hall Group 154,092 2,461,043
Stockland 426,095 1,594,250
4,055,293
Financial Services 0 .9%
Challenger Ltd. 244,749 1,563,859
Liberty Financial Group Ltd. Reg.
S 285,062 808,077
2,371,936
IT Services 0 .3%
NEXTDC Ltd. *(a) 80,016 739,215
Metals & Mining 1 .3%
BlueScope Steel Ltd. 23,560 496,437
Genesis Minerals Ltd. * 387,115 1,886,515
PLS Group Ltd. * 289,442 865,025
3,247,977
Oil, Gas & Consumable Fuels 0 .2%
Yancoal Australia Ltd. (a) 139,635 562,628
Software 0 .1%
SiteMinder Ltd. *(a) 79,293 280,720
13,726,583
AUSTRIA 2 .2%
Banks 1 .7%
Addiko Bank AG * 5,480 165,686
BAWAG Group AG Reg. S (b) 25,468 4,155,681
4,321,367
Construction Materials 0 .5%
Wienerberger AG 36,016 1,186,518
5,507,885
BELGIUM 1 .7%
Banks 0 .5%
KBC Ancora 14,943 1,380,762
Health Care REITs 0 .1%
Aedifica SA 3,043 268,333
Real Estate Management & Development 1 .1%
VGP NV (a) 20,819 2,559,999
4,209,094
BRAZIL 1 .9%
Ground Transportation 0 .7%
Rumo SA 590,097 1,654,996
Software 0 .8%
PicS NV, Class A * 7,500 135,000
TOTVS SA 260,449 2,205,732
2,340,732
Wireless Telecommunication Services 0 .4%
TIM SA 194,784 907,530
4,903,258
Common Stocks
Shares Value ($)
CANADA 5 .7%
Biotechnology 0 .2%
Xenon Pharmaceuticals, Inc. * 12,728 521,975
Chemicals 0 .3%
Methanex Corp. (a) 15,910 759,132
Metals & Mining 4 .0%
Alphamin Resources Corp. 1,373,365 1,341,443
Collective Mining Ltd. * 75,725 1,245,724
Faraday Copper Corp. * 702,311 1,645,337
LunR Royalties Corp. * 77,514 1,024,677
Mogotes Metals, Inc. * 1,280,538 394,981
Montage Gold Corp. * 169,533 1,523,948
NGEx Minerals Ltd. * 103,615 2,142,841
Talon Metals Corp. *(a) 181,597 793,525
10,112,476
Oil, Gas & Consumable Fuels 1 .0%
Advantage Energy Ltd. *(a) 60,399 488,373
Athabasca Oil Corp. *(a) 41,644 244,362
Birchcliff Energy Ltd. (a) 102,195 549,383
PrairieSky Royalty Ltd. (a) 32,703 711,869
Topaz Energy Corp. (a) 20,444 438,413
2,432,400
Textiles, Apparel & Luxury Goods 0 .2%
Canada Goose Holdings, Inc. * 45,258 549,085
14,375,068
CHILE 0 .3%
Metals & Mining 0 .3%
Marimaca Copper Corp. *(a) 88,860 781,804
CHINA 2 .2%
Automobile Components 0 .1%
Hesai Group, ADR * 2,538 60,582
Minth Group Ltd. 26,537 125,909
186,491
Automobiles 0 .0%
†
Yadea Group Holdings Ltd. Reg.
S (b) 62,000 87,367
Biotechnology 0 .2%
Zai Lab Ltd., ADR *(a) 25,874 429,508
Gas Utilities 0 .5%
ENN Energy Holdings Ltd. 138,609 1,192,214
Health Care Equipment & Supplies 0 .1%
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 510,234 327,322
Life Sciences Tools & Services 0 .2%
Hangzhou Tigermed Consulting
Co. Ltd., Class H Reg. S (b) 83,016 587,292
Machinery 0 .7%
Airtac International Group 41,478 1,502,243
Professional Services 0 .1%
Kanzhun Ltd., ADR 14,324 265,280
Software 0 .1%
Pony AI, Inc., ADR *(a) 17,405 241,581
Specialty Retail 0 .0%
†
Zhongsheng Group Holdings Ltd. 67,227 100,567

Nationwide International Small Cap Fund - January 31, 2026 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
CHINA
Trading Companies & Distributors 0 .2%
BOC Aviation Ltd. Reg. S (b) 60,138 624,490
5,544,355
CYPRUS 0 .5%
Banks 0 .5%
Bank of Cyprus Holdings plc 119,473 1,296,505
DENMARK 2 .4%
Beverages 0 .7%
Royal Unibrew A/S 16,250 1,524,297
Biotechnology 0 .3%
Ascendis Pharma A/S, ADR * 3,818 863,250
Building Products 0 .4%
ROCKWOOL A/S, Class B 33,200 1,126,671
Insurance 0 .1%
Alm Brand A/S 83,889 232,320
Machinery 0 .5%
FLSmidth & Co. A/S 14,950 1,284,761
Pharmaceuticals 0 .4%
ALK-Abello A/S, Class B * 31,142 1,029,762
6,061,061
FINLAND 1 .2%
Chemicals 0 .4%
Kemira OYJ 41,376 972,851
Machinery 0 .8%
Konecranes OYJ 17,481 2,061,351
3,034,202
FRANCE 2 .6%
Automobile Components 0 .3%
Valeo SE 47,262 661,599
Energy Equipment & Services 0 .3%
Technip Energies NV 17,982 703,176
Ground Transportation 0 .7%
Ayvens SA Reg. S (b) 119,379 1,735,757
Household Durables 0 .1%
SEB SA (a) 3,689 208,612
Media 0 .7%
JCDecaux SE 100,691 1,988,253
Oil, Gas & Consumable Fuels 0 .2%
Gaztransport Et Technigaz SA 2,521 543,940
Pharmaceuticals 0 .3%
Medincell SA *(a) 30,093 806,402
6,647,739
GERMANY 1 .3%
Automobile Components 0 .3%
Aumovio SE * 14,555 702,739
Biotechnology 0 .2%
Immatics NV * 58,134 555,180
Diversified Telecommunication Services 0 .6%
United Internet AG (Registered) 49,548 1,616,569
Common Stocks
Shares Value ($)
GERMANY
Machinery 0 .2%
Jungheinrich AG (Preference) 9,705 418,539
3,293,027
GREECE 0 .9%
Banks 0 .3%
Alpha Bank SA 132,433 635,348
Diversified Telecommunication Services 0 .6%
Hellenic Telecommunications
Organization SA 90,668 1,694,650
2,329,998
HONG KONG 2 .0%
Banks 0 .4%
Dah Sing Financial Holdings Ltd. 206,726 1,001,847
Real Estate Management & Development 1 .3%
Hysan Development Co. Ltd. 1,162,673 3,177,563
Textiles, Apparel & Luxury Goods 0 .3%
Stella International Holdings Ltd.
(a) 429,016 793,689
4,973,099
INDIA 0 .3%
Hotels, Restaurants & Leisure 0 .2%
MakeMyTrip Ltd. *(a) 8,428 525,738
Machinery 0 .1%
Ashok Leyland Ltd. 157,389 336,748
862,486
IRELAND 0 .3%
Residential REITs 0 .3%
Irish Residential Properties REIT
plc 545,497 654,199
ISRAEL 5 .2%
Banks 0 .5%
First International Bank of Israel
Ltd. (The) 16,193 1,379,711
Insurance 0 .4%
Harel Insurance Investments &
Financial Services Ltd. 2,239 103,088
Menora Mivtachim Holdings Ltd. 219 28,201
Phoenix Financial Ltd. 18,228 887,238
1,018,527
Personal Care Products 0 .3%
Oddity Tech Ltd., Class A *(a) 23,497 771,641
Real Estate Management & Development 0 .7%
Melisron Ltd. 12,923 1,700,367
Semiconductors & Semiconductor Equipment 2 .2%
Camtek Ltd. *(a) 10,829 1,586,773
Nova Ltd. *(a) 4,074 1,865,240
Tower Semiconductor Ltd. * 13,932 1,877,059
5,329,072
Software 1 .1%
Cellebrite DI Ltd. * 110,958 1,632,192
SimilarWeb Ltd. *(a) 240,775 1,254,438
2,886,630
13,085,948

46 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
ITALY 2 .2%
Capital Markets 0 .0%
†
Azimut Holding SpA 1,382 58,440
Energy Equipment & Services 0 .2%
Saipem SpA (a) 162,977 601,422
Financial Services 0 .3%
BFF Bank SpA Reg. S *(b) 87,768 841,092
Gas Utilities 1 .3%
Italgas SpA 247,900 2,976,683
Household Durables 0 .4%
De' Longhi SpA 24,647 1,086,868
5,564,505
JAPAN 28 .5%
Automobile Components 0 .7%
Koito Manufacturing Co. Ltd. 39,608 618,961
Nifco, Inc. 8,042 249,888
Sumitomo Rubber Industries Ltd. 27,125 438,318
Toyoda Gosei Co. Ltd. 15,800 428,689
1,735,856
Banks 3 .1%
Fukuoka Financial Group, Inc. 28,800 1,043,526
Hachijuni Bank Ltd. (The) 75,416 939,728
Hokuhoku Financial Group, Inc. 7,200 246,936
Kyoto Financial Group, Inc. 49,733 1,199,584
Mebuki Financial Group, Inc. 500,060 3,765,403
SBI Shinsei Bank Ltd. * 55,500 663,985
Tochigi Bank Ltd. (The) 6,706 36,306
7,895,468
Broadline Retail 0 .3%
ASKUL Corp. (a) 98,229 866,198
Building Products 0 .3%
Nichias Corp. 13,240 663,753
Chemicals 2 .4%
Denka Co. Ltd. 72,200 1,387,651
MEC Co. Ltd. (a) 17,873 640,677
Nissan Chemical Corp. (a) 19,894 685,184
PILLAR Corp. (a) 22,782 951,613
Resonac Holdings Corp. 37,063 2,150,510
Shikoku Kasei Holdings Corp. (a) 8,300 230,734
6,046,369
Construction & Engineering 2 .0%
Penta-Ocean Construction Co.
Ltd. (a) 178,896 1,878,027
Sanki Engineering Co. Ltd. (a) 21,900 943,016
Shimizu Corp. 133,631 2,368,526
5,189,569
Consumer Finance 0 .5%
Marui Group Co. Ltd. 64,697 1,264,276
Consumer Staples Distribution & Retail 0 .1%
Sundrug Co. Ltd. 10,100 268,791
Containers & Packaging 0 .2%
FP Corp. 25,730 438,395
Distributors 0 .4%
PALTAC Corp. 35,817 1,121,746
Diversified REITs 0 .8%
Activia Properties, Inc. 2,154 2,010,607
Common Stocks
Shares Value ($)
JAPAN
Diversified Telecommunication Services 0 .0%
†
Vision, Inc. 11,400 95,102
Electric Utilities 1 .3%
Kyushu Electric Power Co., Inc. 250,769 2,799,377
Tokyo Electric Power Co.
Holdings, Inc. * 130,400 490,295
3,289,672
Electrical Equipment 0 .3%
Furukawa Electric Co. Ltd. 4,600 403,567
Sinfonia Technology Co. Ltd. (a) 5,542 374,986
778,553
Electronic Equipment, Instruments & Components 2 .1%
Canon Marketing Japan, Inc. 41,052 1,789,806
Ibiden Co. Ltd. (a) 34,576 1,846,578
Maruwa Co. Ltd. (a) 4,496 1,388,369
Shimadzu Corp. 13,900 374,476
5,399,229
Financial Services 0 .6%
eGuarantee, Inc. (a) 67,080 759,908
GMO Payment Gateway, Inc. 13,991 807,305
1,567,213
Food Products 0 .5%
Morinaga & Co. Ltd. 15,400 268,220
Toyo Suisan Kaisha Ltd. (a) 13,838 985,507
1,253,727
Health Care Equipment & Supplies 0 .3%
Asahi Intecc Co. Ltd. 45,567 756,450
Health Care Technology 0 .4%
M3, Inc. (a) 81,496 1,016,193
Hotels, Restaurants & Leisure 1 .2%
Resorttrust, Inc. 175,822 2,047,281
Tokyotokeiba Co. Ltd. 31,887 1,103,724
3,151,005
Leisure Products 0 .6%
Sega Sammy Holdings, Inc. 94,307 1,475,909
Machinery 3 .3%
Harmonic Drive Systems, Inc. (a) 20,600 453,900
Hitachi Construction Machinery
Co. Ltd. 10,225 334,400
Hoshizaki Corp. 25,400 838,930
Japan Steel Works Ltd. (The) (a) 16,463 911,014
Kurita Water Industries Ltd. 19,800 988,664
MISUMI Group, Inc. 162,817 2,690,267
Nabtesco Corp. 43,528 1,178,499
Yaskawa Electric Corp. (a) 39,600 1,280,009
8,675,683
Metals & Mining 0 .1%
Mitsui Kinzoku Co. Ltd. 2,400 317,368
Personal Care Products 0 .2%
Rohto Pharmaceutical Co. Ltd. 24,589 406,573
Pharmaceuticals 0 .2%
Nxera Pharma Co. Ltd. *(a) 81,851 429,184
Professional Services 1 .1%
BayCurrent, Inc. (a) 18,433 649,013
en, Inc. (a) 54,390 504,747
Persol Holdings Co. Ltd. (a) 551,193 962,723
SIGMAXYZ Holdings, Inc. (a) 42,356 213,921
Visional, Inc. * 7,070 389,582
2,719,986

Nationwide International Small Cap Fund - January 31, 2026 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
JAPAN
Real Estate Management & Development 2 .1%
Katitas Co. Ltd. (a) 76,476 1,506,587
Nomura Real Estate Holdings, Inc. 65,600 434,570
Relo Group, Inc. (a) 49,229 557,813
Tokyu Fudosan Holdings Corp. 307,104 2,828,423
5,327,393
Semiconductors & Semiconductor Equipment 1 .4%
Kokusai Electric Corp. 50,786 2,107,707
Ulvac, Inc. 27,932 1,502,436
3,610,143
Software 0 .2%
Sansan, Inc. * 42,020 406,372
Specialty Retail 1 .8%
ABC-Mart, Inc. (a) 83,938 1,342,840
and ST HD Co. Ltd. (a) 61,513 1,107,032
Shimamura Co. Ltd. (a) 31,865 2,135,257
4,585,129
72,761,912
MEXICO 0 .6%
Oil, Gas & Consumable Fuels 0 .3%
Esentia Energy Development SAB
de CV * 253,874 719,232
Transportation Infrastructure 0 .3%
Grupo Aeroportuario del Sureste
SAB de CV, Class B 23,782 822,776
1,542,008
NETHERLANDS 3 .2%
Oil, Gas & Consumable Fuels 0 .5%
Koninklijke Vopak NV (a) 25,172 1,254,934
Pharmaceuticals 0 .4%
Pharvaris NV * 34,900 944,045
Professional Services 1 .3%
Arcadis NV (a) 78,492 3,516,357
Retail REITs 1 .0%
Wereldhave NV 102,279 2,533,565
8,248,901
NORWAY 0 .8%
Broadline Retail 0 .4%
Europris ASA Reg. S (b) 111,074 1,020,531
Insurance 0 .4%
Storebrand ASA 54,936 960,877
1,981,408
PERU 0 .2%
Metals & Mining 0 .2%
Hochschild Mining plc 53,311 481,006
POLAND 0 .2%
Banks 0 .2%
Alior Bank SA 16,224 530,050
SINGAPORE 0 .1%
Real Estate Management & Development 0 .1%
City Developments Ltd. 41,100 300,273
SLOVENIA 0 .4%
Banks 0 .4%
Nova Ljubljanska Banka dd, GDR
Reg. S 22,183 964,992
Common Stocks
Shares Value ($)
SOUTH AFRICA 0 .1%
Metals & Mining 0 .1%
Harmony Gold Mining Co. Ltd. 15,347 332,901
SPAIN 1 .4%
Air Freight & Logistics 0 .6%
Logista Integral SA 39,646 1,448,343
Banks 0 .1%
Unicaja Banco SA Reg. S (b) 80,164 274,660
Insurance 0 .1%
Linea Directa Aseguradora SA Cia
de Seguros y Reaseguros 163,407 228,037
Metals & Mining 0 .2%
ATALAYA MINING COPPER SA 42,644 596,869
Pharmaceuticals 0 .4%
Almirall SA 64,516 965,582
3,513,491
SWEDEN 2 .1%
Banks 0 .3%
NOBA Bank Group AB * 55,431 719,457
Containers & Packaging 0 .3%
Billerud Aktiebolag 85,238 690,420
Leisure Products 0 .3%
Thule Group AB Reg. S (b) 35,938 858,522
Pharmaceuticals 0 .2%
Camurus AB *(a) 7,292 547,638
Real Estate Management & Development 0 .7%
Castellum AB (a) 79,740 985,611
Cibus Nordic Real Estate AB publ
(a) 33,920 587,204
1,572,815
Specialty Retail 0 .3%
Haypp Group AB *(a) 65,271 832,365
5,221,217
SWITZERLAND 2 .2%
Life Sciences Tools & Services 0 .5%
Siegfried Holding AG (Registered)
* 9,553 1,176,101
Machinery 0 .9%
Sulzer AG (Registered) REG 10,387 2,230,681
Pharmaceuticals 0 .3%
Oculis Holding AG * 27,647 786,557
Real Estate Management & Development 0 .2%
PSP Swiss Property AG
(Registered) 3,135 628,548
Transportation Infrastructure 0 .3%
Flughafen Zurich AG (Registered) 2,352 729,630
5,551,517
TAIWAN 2 .4%
Electronic Equipment, Instruments & Components 1 .5%
Chroma ATE, Inc. 57,711 1,800,028
Unimicron Technology Corp. 169,556 2,041,948
3,841,976

48 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
TAIWAN
Semiconductors & Semiconductor Equipment 0 .9%
ASPEED Technology, Inc. 7,958 2,248,755
6,090,731
UNITED KINGDOM 15 .9%
Aerospace & Defense 1 .5%
Babcock International Group plc 83,349 1,639,479
QinetiQ Group plc 122,862 844,486
Senior plc 405,850 1,362,013
3,845,978
Banks 0 .4%
Shawbrook Group plc Reg. S *(b) 168,296 1,077,780
Biotechnology 0 .6%
Genus plc 25,068 1,087,832
Immunocore Holdings plc, ADR
*(a) 14,728 479,396
1,567,228
Building Products 0 .6%
Genuit Group plc 345,386 1,572,199
Capital Markets 1 .1%
Allfunds Group plc 119,531 1,162,951
BP Marsh & Partners plc 22,506 206,950
ICG plc 26,523 659,329
St. James's Place plc 38,587 804,348
2,833,578
Chemicals 0 .4%
Elementis plc 372,844 824,445
Synthomer plc *(a) 96,929 70,958
895,403
Construction Materials 0 .7%
SigmaRoc plc * 910,388 1,784,592
Consumer Staples Distribution & Retail 0 .7%
Marks & Spencer Group plc 377,332 1,895,889
Distributors 0 .5%
Inchcape plc 106,331 1,188,016
Energy Equipment & Services 0 .3%
Subsea 7 SA 25,008 637,494
Food Products 0 .3%
Tate & Lyle plc 143,927 741,675
Hotels, Restaurants & Leisure 0 .5%
Trainline plc Reg. S *(b) 435,437 1,217,882
Industrial Conglomerates 0 .3%
Smiths Group plc 18,825 647,527
Insurance 1 .0%
Beazley plc 92,435 1,433,957
Hiscox Ltd. 50,370 1,022,740
2,456,697
IT Services 0 .6%
Softcat plc 82,787 1,616,444
Leisure Products 0 .3%
Games Workshop Group plc 3,386 790,944
Machinery 1 .5%
IMI plc 58,687 2,221,157
Rotork plc 359,548 1,741,286
3,962,443
Passenger Airlines 0 .5%
easyJet plc 206,327 1,350,642
Common Stocks
Shares Value ($)
UNITED KINGDOM
Retail REITs 1 .3%
Hammerson plc 681,148 3,305,039
Specialized REITs 0 .3%
Safestore Holdings plc 64,579 730,834
Specialty Retail 1 .5%
Currys plc 1,606,572 3,209,464
Kingfisher plc 169,524 782,877
3,992,341
Textiles, Apparel & Luxury Goods 0 .4%
Burberry Group plc * 13,720 205,330
Coats Group plc 656,675 765,480
970,810
Trading Companies & Distributors 0 .3%
Diploma plc 9,647 702,289
Water Utilities 0 .3%
Pennon Group plc 108,234 809,353
40,593,077
UNITED STATES 1 .0%
Entertainment 0 .4%
IMAX Corp. * 28,895 1,008,724
Professional Services 0 .6%
Fiverr International Ltd. *(a) 88,230 1,477,853
2,486,577
Total Common Stocks
(cost $188,636,519) 247,450,877
Exchange Traded Fund 1 .5%
UNITED STATES 1 .5%
iShares MSCI EAFE Small-Cap
ETF (a) 45,621 3,730,429
Total Exchange Traded Fund
(cost $3,506,091) 3,730,429
Warrants 0 .0%
†
Number of
Warrants
CANADA 0 .0%
†
Metals & Mining 0 .0%
†
Mogotes Metals, Inc., expiring at
an exercise price of $0.53 on
01/22/29∞ 703,750 103,462
Total Warrants
(cost $0) 103,462
Repurchase Agreements 5 .7%
Principal
Amount ($)
CF Secured, LLC, 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase price
$5,452,682, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050; total
market value $5,561,737.(c) 5,451,019 5,451,019

Nationwide International Small Cap Fund - January 31, 2026 (Unaudited) - Statement of Investments - 49
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital Markets,
3.67%, dated 1/30/2026, due
2/2/2026, repurchase price
$9,002,753, collateralized
by U.S. Government Agency
Securities, ranging from
0.01% - 5.00%, maturing
8/25/2036 - 1/25/2056; total
market value $9,182,808.(c) 9,000,000 9,000,000
Total Repurchase Agreements
(cost $14,451,019) 14,451,019
Total Investments
(cost $206,593,629) — 104.6% 265,735,787
Liabilities in excess of other assets — (4.6)% (11,720,163)
NET ASSETS — 100.0%
$254,015,624
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan
as of January 31, 2026 was $31,218,997, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $14,451,019 and by
$19,145,724 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 2/15/2026 -
8/15/2055, a total value of $33,596,743.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of January 31, 2026 was $12,481,054 which
represents 4.91% of net assets.
(c) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of January 31, 2026 was
$14,451,019.
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust

50 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide International Small Cap Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide International Small Cap Fund - January 31, 2026 (Unaudited) - Statement of Investments - 51
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 3,845,978 $ – $ 3,845,978
Air Freight & Logistics – 1,448,342 – 1,448,342
Automobile Components 60,582 3,226,102 – 3,286,684
Automobiles – 87,367 – 87,367
Banks 663,985 21,666,630 – 22,330,615
Beverages – 1,524,297 – 1,524,297
Biotechnology 2,849,309 1,087,832 – 3,937,141
Broadline Retail – 1,886,729 – 1,886,729
Building Products – 3,362,624 – 3,362,624
Capital Markets 206,950 2,685,069 – 2,892,019
Chemicals 759,132 9,055,130 – 9,814,262
Construction & Engineering – 5,189,569 – 5,189,569
Construction Materials – 2,971,111 – 2,971,111
Consumer Finance – 1,264,276 – 1,264,276
Consumer Staples Distribution & Retail – 2,164,679 – 2,164,679
Containers & Packaging – 1,604,458 – 1,604,458
Distributors – 2,309,763 – 2,309,763
Diversified REITs – 6,065,900 – 6,065,900
Diversified Telecommunication Services – 3,406,320 – 3,406,320
Electric Utilities – 3,289,672 – 3,289,672
Electrical Equipment – 778,553 – 778,553
Electronic Equipment, Instruments &
Components – 9,241,205 – 9,241,205
Energy Equipment & Services – 1,942,092 – 1,942,092
Entertainment 1,008,724 – – 1,008,724
Financial Services – 4,780,241 – 4,780,241
Food Products – 1,995,402 – 1,995,402
Gas Utilities – 4,168,895 – 4,168,895
Ground Transportation 1,654,996 1,735,758 – 3,390,754
Health Care Equipment & Supplies – 1,083,772 – 1,083,772
Health Care REITs – 268,333 – 268,333
Health Care Technology – 1,016,193 – 1,016,193
Hotels, Restaurants & Leisure 525,739 4,368,886 – 4,894,625
Household Durables – 1,295,479 – 1,295,479
Industrial Conglomerates – 647,527 – 647,527
Insurance – 4,896,457 – 4,896,457
IT Services – 2,355,659 – 2,355,659
Leisure Products – 3,125,375 – 3,125,375
Life Sciences Tools & Services – 1,763,394 – 1,763,394
Machinery – 20,472,448 – 20,472,448
Media – 1,988,254 – 1,988,254
Metals & Mining 10,894,279 4,976,120 – 15,870,399
Oil, Gas & Consumable Fuels 3,151,632 2,361,502 – 5,513,134
Passenger Airlines – 1,350,642 – 1,350,642
Personal Care Products 771,642 406,573 – 1,178,215
Pharmaceuticals 1,730,602 3,778,568 – 5,509,170
Professional Services 1,743,133 6,236,343 – 7,979,476
Real Estate Management & Development – 15,266,957 – 15,266,957
Residential REITs – 654,199 – 654,199
Retail REITs – 5,838,604 – 5,838,604
Semiconductors & Semiconductor
Equipment 5,329,071 5,858,899 – 11,187,970
Software 5,468,943 687,092 – 6,156,035
Specialized REITs – 730,834 – 730,834
Specialty Retail – 9,510,401 – 9,510,401
Textiles, Apparel & Luxury Goods 549,085 1,764,500 – 2,313,585
Trading Companies & Distributors – 1,326,779 – 1,326,779
Transportation Infrastructure 822,776 729,630 – 1,552,406
Water Utilities – 809,353 – 809,353

52 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide International Small Cap Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ 907,530 $ – $ – $ 907,530
Total Common Stocks $ 39,098,110 $ 208,352,767 $ – $ 247,450,877
Exchange Traded Fund 3,730,429 – – 3,730,429
Repurchase Agreements – 14,451,019 – 14,451,019
Warrants – 103,462 – 103,462
Total $ 42,828,539 $ 222,907,248 $ – $ 265,735,787
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0 .4%
Principal
Amount ($) Value ($)
Airlines 0 .0%
†
United Airlines Pass-Through
Trust, Series 2023-1, Class
A, 5.80%, 1/15/2036 18,213 19,040
Automobiles 0 .1%
Santander Drive Auto
Receivables Trust, Series
2024-1, Class B, 5.23%,
12/15/2028 90,000 90,385
World Omni Auto Receivables
Trust, Series 2024-A, Class
B, 5.09%, 12/17/2029 200,000 203,323
293,708
Credit Card 0 .3%
American Express Credit
Account Master Trust
Series 2024-3, Class A,
4.65%, 7/15/2029 200,000 202,638
Series 2023-4, Class A,
5.15%, 9/16/2030 500,000 516,330
718,968
Total Asset-Backed Securities
(cost $1,019,537)
1,031,716
Commercial Mortgage-Backed Securities 1 .5%
BANK5, Series 2023-
5YR4, Class A3, 6.50%,
12/15/2056 216,403 227,595
BBCMS Mortgage Trust,
Series 2025-C39, Class A5,
5.30%, 12/15/2058 500,000 515,585
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K739, Class A2,
1.34%, 9/25/2027 606,769 586,894
Series K-152, Class A2,
3.78%, 11/25/2032(a) 500,000 485,437
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 190,532
FNMA ACES REMICS, Series
2020-M5, Class A2, 2.21%,
1/25/2030 1,014,290 952,640
Morgan Stanley Capital I
Trust, Series 2020-L4,
Class A2, 2.45%, 2/15/2053 490,052 458,479
Total Commercial Mortgage-Backed
Securities
(cost $3,538,628) 3,417,162
Corporate Bonds 23 .7%
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
5.04%, 5/1/2027 25,000 25,263
3.20%, 3/1/2029(b) 100,000 97,183
5.15%, 5/1/2030 50,000 51,388
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Boeing Co. (The),
6.13%, 2/15/2033 25,000 27,013
3.60%, 5/1/2034(b) 15,000 13,653
6.53%, 5/1/2034 20,000 22,125
5.71%, 5/1/2040 140,000 143,114
5.81%, 5/1/2050(b) 25,000 24,691
6.86%, 5/1/2054 40,000 45,104
General Dynamics Corp. ,
4.25%, 4/1/2040 50,000 45,544
General Electric Co. ,
Series A, 6.75%, 3/15/2032 100,000 112,976
L3Harris Technologies, Inc. ,
5.40%, 7/31/2033(b) 30,000 31,237
4.85%, 4/27/2035 55,000 54,852
Leidos, Inc. ,
2.30%, 2/15/2031 50,000 45,062
Lockheed Martin Corp. ,
4.50%, 2/15/2029 30,000 30,509
3.60%, 3/1/2035(b) 25,000 23,045
4.09%, 9/15/2052(b) 70,000 55,820
4.15%, 6/15/2053 10,000 8,016
5.70%, 11/15/2054(b) 25,000 25,361
4.30%, 6/15/2062 10,000 7,925
Northrop Grumman Corp. ,
3.25%, 1/15/2028(b) 40,000 39,524
4.75%, 6/1/2043 70,000 64,961
RTX Corp. ,
4.13%, 11/16/2028 100,000 100,467
6.10%, 3/15/2034 50,000 54,563
4.50%, 6/1/2042 50,000 45,277
3.75%, 11/1/2046 50,000 38,905
3.03%, 3/15/2052 50,000 32,676
1,266,254
Air Freight & Logistics 0 .1%
FedEx Corp. ,
4.25%, 5/15/2030 20,000 20,075
United Parcel Service, Inc. ,
4.45%, 4/1/2030(b) 25,000 25,428
5.25%, 5/14/2035(b) 25,000 25,899
6.20%, 1/15/2038(b) 40,000 44,145
5.30%, 4/1/2050(b) 50,000 47,896
163,443
Automobile Components 0 .1%
Aptiv Swiss Holdings Ltd. ,
5.40%, 3/15/2049 25,000 23,232
BorgWarner, Inc. ,
2.65%, 7/1/2027 25,000 24,528
Lear Corp. ,
3.80%, 9/15/2027 123,000 122,468
170,228
Automobiles 0 .2%
Ford Motor Co. ,
7.45%, 7/16/2031 30,000 33,342
3.25%, 2/12/2032 50,000 44,417
4.75%, 1/15/2043 65,000 52,138
5.29%, 12/8/2046 10,000 8,480
General Motors Co. ,
4.20%, 10/1/2027 40,000 40,061
6.25%, 10/2/2043 70,000 71,410

2 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
General Motors Co.,
5.20%, 4/1/2045 30,000 27,111
Honda Motor Co. Ltd. ,
2.53%, 3/10/2027 40,000 39,442
2.97%, 3/10/2032 20,000 18,315
5.34%, 7/8/2035 15,000 15,306
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 50,000 59,060
409,082
Banks 4 .4%
Banco Santander SA ,
4.25%, 4/11/2027 200,000 200,411
6.61%, 11/7/2028(b) 200,000 213,266
Bank of America Corp. ,
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(c) 191,000 188,920
Series FIX, (SOFR
+ 0.83%), 4.98%,
1/24/2029(c) 25,000 25,462
(CME Term SOFR 3
Month + 1.33%), 3.97%,
3/5/2029(c) 50,000 49,926
(SOFR + 1.11%), 4.62%,
5/9/2029(c) 25,000 25,335
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(c) 100,000 99,524
Series FIX, (SOFR
+ 1.00%), 5.16%,
1/24/2031(c) 50,000 51,557
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 100,000 93,270
(SOFR + 1.32%), 2.69%,
4/22/2032(c) 50,000 45,882
(SOFR + 1.33%), 2.97%,
2/4/2033(c) 95,000 86,884
(SOFR + 1.83%), 4.57%,
4/27/2033(c) 40,000 39,815
(SOFR + 2.16%), 5.02%,
7/22/2033(c) 45,000 45,894
(SOFR + 1.91%), 5.29%,
4/25/2034(c) 50,000 51,363
(SOFR + 1.84%), 5.87%,
9/15/2034(b)(c) 40,000 42,486
(SOFR + 1.65%), 5.47%,
1/23/2035(c) 50,000 51,844
(SOFR + 1.91%), 5.43%,
8/15/2035(b)(c) 25,000 25,390
(SOFR + 1.74%), 5.52%,
10/25/2035(c) 25,000 25,515
(SOFR + 1.31%), 5.51%,
1/24/2036(c) 40,000 41,523
(SOFR + 1.70%), 5.74%,
2/12/2036(c) 25,000 25,849
(SOFR + 1.64%), 5.46%,
5/9/2036(b)(c) 25,000 25,862
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(c) 95,000 88,290
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 100,000 73,279
5.88%, 2/7/2042(b) 25,000 26,551
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(c) 25,000 21,631
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(c) 30,000 23,968
Series N, (SOFR + 1.65%),
3.48%, 3/13/2052(c) 25,000 17,959
(SOFR + 1.56%), 2.97%,
7/21/2052(b)(c) 10,000 6,535
Bank of Montreal ,
5.20%, 2/1/2028(b) 50,000 51,230
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(b)(c) 25,000 22,577
Bank of Nova Scotia (The) ,
4.85%, 2/1/2030(b) 60,000 61,386
(SOFR + 1.07%), 5.13%,
2/14/2031(c) 25,000 25,727
5.65%, 2/1/2034(b) 10,000 10,563
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(b)(c) 200,000 211,029
+ 1.90%), 4.97%,
5/16/2029(c) 250,000 254,325
(SOFR + 2.22%), 6.49%,
9/13/2029(b)(c) 200,000 211,230
Canadian Imperial Bank of
Commerce ,
5.26%, 4/8/2029(b) 20,000 20,692
(SOFR + 1.34%), 4.63%,
9/11/2030(c) 25,000 25,339
3.60%, 4/7/2032 30,000 28,610
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(c) 25,000 25,192
(CME Term SOFR 3
Month + 1.41%), 3.52%,
10/27/2028(c) 100,000 99,171
(SOFR + 0.87%), 4.79%,
3/4/2029(c) 25,000 25,361
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(c) 100,000 99,257
(SOFR + 1.34%), 4.54%,
9/19/2030(c) 25,000 25,207
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 50,000 47,653
(SOFR + 1.46%), 4.95%,
5/7/2031(c) 25,000 25,512

Nationwide Bond Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 80,000 72,568
6.63%, 6/15/2032 17,000 18,788
(SOFR + 2.66%), 6.17%,
5/25/2034(b)(c) 35,000 37,057
(SOFR + 2.06%), 5.83%,
2/13/2035(c) 20,000 20,679
(SOFR + 1.45%), 5.45%,
6/11/2035(c) 25,000 25,769
(SOFR + 1.83%), 6.02%,
1/24/2036(c) 45,000 46,913
(SOFR + 1.47%), 5.33%,
3/27/2036(b)(c) 25,000 25,482
8.13%, 7/15/2039 40,000 50,865
(SOFR + 1.38%), 2.90%,
11/3/2042(c) 60,000 44,229
(CME Term SOFR 3
Month + 2.10%), 4.28%,
4/24/2048(c) 65,000 54,738
4.65%, 7/23/2048 30,000 26,373
(SOFR + 1.75%), 5.61%,
3/4/2056(c) 25,000 24,819
Citizens Financial Group, Inc. ,
(SOFR + 1.26%), 5.25%,
3/5/2031(c) 25,000 25,636
(SOFR + 1.91%), 5.72%,
7/23/2032(c) 25,000 26,184
(SOFR + 2.33%), 6.65%,
4/25/2035(c) 10,000 10,951
Fifth Third Bancorp ,
2.55%, 5/5/2027 30,000 29,482
3.95%, 3/14/2028 70,000 69,947
(SOFR + 2.34%), 6.34%,
7/27/2029(b)(c) 25,000 26,283
(SOFR + 1.49%), 4.90%,
9/6/2030(c) 25,000 25,435
(SOFR + 1.66%), 4.34%,
4/25/2033(b)(c) 20,000 19,591
Fifth Third Financial Corp. ,
4.00%, 2/1/2029 15,000 14,912
HSBC Holdings plc ,
(SOFR + 2.11%), 4.76%,
6/9/2028(c) 200,000 201,738
(SOFR + 3.35%), 7.39%,
11/3/2028(b)(c) 200,000 211,060
(SOFR + 1.97%), 6.16%,
3/9/2029(c) 200,000 207,927
(CME Term SOFR 3
Month + 1.80%), 4.58%,
6/19/2029(c) 200,000 201,887
4.95%, 3/31/2030 200,000 204,737
6.50%, 9/15/2037 100,000 108,319
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(c) 25,000 26,203
(United States SOFR
Compounded Index +
1.87%), 5.71%, 2/2/2035(c) 15,000 15,609
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ING Groep NV ,
(SOFR + 1.83%), 4.02%,
3/28/2028(c) 200,000 200,096
JPMorgan Chase & Co. ,
4.25%, 10/1/2027 70,000 70,488
(SOFR + 1.56%), 4.32%,
4/26/2028(c) 60,000 60,238
(SOFR + 1.99%), 4.85%,
7/25/2028(c) 150,000 151,838
(SOFR + 0.80%), 4.92%,
1/24/2029(c) 25,000 25,451
(SOFR + 1.57%), 6.09%,
10/23/2029(c) 50,000 52,554
(CME Term SOFR 3
Month + 1.59%), 4.45%,
12/5/2029(c) 25,000 25,248
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(c) 80,000 78,873
(SOFR + 1.13%), 5.00%,
7/22/2030(c) 25,000 25,660
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(b)(c) 20,000 19,008
(SOFR + 1.04%), 4.60%,
10/22/2030(b)(c) 25,000 25,359
(SOFR + 2.04%), 2.52%,
4/22/2031(c) 125,000 116,371
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(c) 100,000 91,289
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 35,000 32,098
(SOFR + 2.08%), 4.91%,
7/25/2033(c) 50,000 50,802
(SOFR + 2.58%), 5.72%,
9/14/2033(b)(c) 50,000 52,762
(SOFR + 1.85%), 5.35%,
6/1/2034(c) 100,000 103,426
(SOFR + 1.49%), 5.77%,
4/22/2035(c) 50,000 52,945
(SOFR + 1.46%), 5.29%,
7/22/2035(c) 70,000 71,858
(SOFR + 1.32%), 5.50%,
1/24/2036(c) 25,000 26,002
(SOFR + 1.19%), 4.81%,
10/22/2036(c) 25,000 24,645
6.40%, 5/15/2038 120,000 134,510
5.60%, 7/15/2041 40,000 41,348
(CME Term SOFR 3
Month + 1.46%), 3.16%,
4/22/2042(c) 50,000 38,483
(SOFR + 1.55%), 5.53%,
11/29/2045(c) 25,000 25,192
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(b)(c) 55,000 44,229
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 30,000 20,355
KeyCorp ,
4.10%, 4/30/2028 30,000 30,049

4 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
KeyCorp,
2.55%, 10/1/2029 50,000 47,344
(United States SOFR
Compounded Index +
2.42%), 6.40%, 3/6/2035(b)
(c) 15,000 16,253
Korea Development Bank
(The) ,
4.38%, 2/15/2028 200,000 202,123
Kreditanstalt fuer
Wiederaufbau ,
3.75%, 2/15/2028 50,000 50,179
2.88%, 4/3/2028 80,000 78,846
1.75%, 9/14/2029 100,000 93,548
Landwirtschaftliche
Rentenbank ,
5.00%, 10/24/2033 110,000 116,050
Lloyds Banking Group plc ,
+ 1.21%), 3.57%,
11/7/2028(b)(c) 200,000 198,445
M&T Bank Corp. ,
(SOFR + 1.61%), 5.39%,
1/16/2036(b)(c) 40,000 40,560
Mitsubishi UFJ Financial
Group, Inc. ,
3.75%, 7/18/2039 200,000 173,735
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
5.78%, 7/6/2029(c) 200,000 207,827
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.22%),
4.96%, 8/15/2030(b)(c) 200,000 204,190
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.84%), 5.58%,
6/12/2029(c) 70,000 72,462
2.55%, 1/22/2030(b) 20,000 18,829
(SOFR + 1.20%), 5.49%,
5/14/2030(c) 25,000 26,011
(SOFR + 1.93%), 5.07%,
1/24/2034(c) 40,000 40,762
(SOFR + 2.28%), 6.88%,
10/20/2034(c) 35,000 39,334
(SOFR + 1.90%), 5.68%,
1/22/2035(c) 50,000 52,453
(SOFR + 1.60%), 5.40%,
7/23/2035(c) 25,000 25,745
(SOFR + 1.39%), 5.58%,
1/29/2036(c) 25,000 25,954
Royal Bank of Canada ,
(SOFR + 0.83%), 4.97%,
1/24/2029(c) 25,000 25,487
(SOFR + 1.10%), 4.97%,
8/2/2030(c) 50,000 51,199
(SOFR + 1.03%), 5.15%,
2/4/2031(c) 25,000 25,766
5.00%, 2/1/2033 70,000 71,719
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Royal Bank of Canada,
5.15%, 2/1/2034 15,000 15,566
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027(b) 100,000 100,398
(SOFR + 2.14%), 6.34%,
5/31/2035(c) 25,000 26,703
Sumitomo Mitsui Financial
Group, Inc. ,
3.35%, 10/18/2027(b) 80,000 79,358
4.31%, 10/16/2028 75,000 75,663
2.14%, 9/23/2030 75,000 67,846
2.93%, 9/17/2041 70,000 51,404
Toronto-Dominion Bank (The) ,
4.11%, 6/8/2027 150,000 150,423
4.81%, 6/3/2030 25,000 25,508
4.46%, 6/8/2032 60,000 59,964
Truist Financial Corp. ,
(SOFR + 1.44%), 4.87%,
1/26/2029(b)(c) 25,000 25,392
1.95%, 6/5/2030 50,000 45,482
(SOFR + 2.24%), 4.92%,
7/28/2033(c) 10,000 10,029
(SOFR + 2.30%), 6.12%,
10/28/2033(b)(c) 40,000 43,105
(SOFR + 1.85%), 5.12%,
1/26/2034(c) 40,000 40,587
(SOFR + 1.92%), 5.71%,
1/24/2035(c) 40,000 41,890
US Bancorp ,
(SOFR + 2.11%), 4.97%,
7/22/2033(c) 25,000 25,176
(SOFR + 2.26%), 5.84%,
6/12/2034(c) 60,000 63,586
(SOFR + 1.86%), 5.68%,
1/23/2035(c) 25,000 26,215
(SOFR + 1.41%), 5.42%,
2/12/2036(b)(c) 25,000 25,876
Wachovia Corp. ,
5.50%, 8/1/2035 25,000 25,670
Wells Fargo & Co. ,
(SOFR + 2.10%), 2.39%,
6/2/2028(c) 100,000 97,921
(SOFR + 1.37%), 4.97%,
4/23/2029(c) 25,000 25,476
(SOFR + 0.88%), 4.08%,
9/15/2029(c) 25,000 24,978
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(c) 100,000 95,280
(SOFR + 1.50%), 5.15%,
4/23/2031(c) 25,000 25,743
(SOFR + 1.50%), 3.35%,
3/2/2033(c) 50,000 46,622
(SOFR + 2.10%), 4.90%,
7/25/2033(c) 90,000 91,147
(SOFR + 1.99%), 5.56%,
7/25/2034(c) 130,000 135,477
(SOFR + 2.06%), 6.49%,
10/23/2034(c) 60,000 66,017
(SOFR + 1.38%), 5.21%,
12/3/2035(c) 25,000 25,356

Nationwide Bond Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 1.34%), 4.89%,
9/15/2036(c) 25,000 24,726
5.61%, 1/15/2044 150,000 148,685
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(c) 10,000 9,136
Westpac Banking Corp. ,
5.46%, 11/18/2027 55,000 56,595
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.75%),
2.67%, 11/15/2035(c) 30,000 27,251
3.13%, 11/18/2041 65,000 49,122
10,429,804
Beverages 0 .4%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 90,000 83,049
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 1/23/2029(b) 75,000 76,538
5.45%, 1/23/2039 80,000 82,441
5.55%, 1/23/2049 70,000 69,717
5.80%, 1/23/2059(b) 20,000 20,375
Brown-Forman Corp. ,
4.75%, 4/15/2033(b) 20,000 20,248
Coca-Cola Co. (The) ,
2.90%, 5/25/2027(b) 25,000 24,776
1.65%, 6/1/2030(b) 40,000 36,254
2.60%, 6/1/2050 25,000 15,519
5.40%, 5/13/2064 50,000 48,490
Constellation Brands, Inc. ,
5.25%, 11/15/2048 25,000 23,180
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 188,357
Keurig Dr Pepper, Inc. ,
4.42%, 12/15/2046 20,000 16,318
4.50%, 4/15/2052 30,000 24,298
Molson Coors Beverage Co. ,
4.20%, 7/15/2046 25,000 20,192
Pepsico Singapore Financing I
Pte. Ltd. ,
4.65%, 2/16/2027 40,000 40,330
PepsiCo, Inc. ,
4.45%, 5/15/2028 25,000 25,390
5.00%, 2/7/2035(b) 25,000 25,617
3.45%, 10/6/2046 50,000 37,896
2.75%, 10/21/2051 25,000 15,699
894,684
Biotechnology 0 .4%
AbbVie, Inc. ,
4.25%, 11/14/2028(b) 50,000 50,520
3.20%, 11/21/2029 60,000 58,210
4.88%, 3/15/2030(b) 25,000 25,732
5.05%, 3/15/2034 40,000 41,004
4.30%, 5/14/2036 50,000 47,811
4.70%, 5/14/2045(b) 50,000 45,133
4.25%, 11/21/2049 50,000 41,182
5.40%, 3/15/2054 50,000 48,494
5.50%, 3/15/2064 20,000 19,369
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Amgen, Inc. ,
2.20%, 2/21/2027 40,000 39,324
5.15%, 3/2/2028 70,000 71,657
5.25%, 3/2/2033(b) 80,000 82,788
5.60%, 3/2/2043 60,000 60,448
4.66%, 6/15/2051 120,000 102,849
5.75%, 3/2/2063 35,000 34,219
Biogen, Inc. ,
3.15%, 5/1/2050 30,000 19,458
Gilead Sciences, Inc. ,
4.75%, 3/1/2046(b) 25,000 22,660
5.60%, 11/15/2064(b) 50,000 49,499
860,357
Broadline Retail 0 .3%
Alibaba Group Holding Ltd. ,
2.13%, 2/9/2031(b) 200,000 181,728
Amazon.com, Inc. ,
1.20%, 6/3/2027 20,000 19,393
1.65%, 5/12/2028(b) 50,000 47,815
3.90%, 11/20/2028(b) 25,000 25,089
4.10%, 11/20/2030(b) 25,000 25,002
3.60%, 4/13/2032 25,000 24,186
4.70%, 12/1/2032 25,000 25,666
4.35%, 3/20/2033 25,000 24,889
4.80%, 12/5/2034 25,000 25,631
4.65%, 11/20/2035 25,000 24,754
2.50%, 6/3/2050(b) 50,000 29,689
3.95%, 4/13/2052(b) 25,000 19,491
5.45%, 11/20/2055 25,000 24,347
4.25%, 8/22/2057(b) 50,000 39,915
5.55%, 11/20/2065 25,000 24,256
eBay, Inc. ,
4.00%, 7/15/2042(b) 50,000 41,329
603,180
Building Products 0 .2%
Carrier Global Corp. ,
2.49%, 2/15/2027(b) 23,000 22,680
2.72%, 2/15/2030 100,000 94,262
5.90%, 3/15/2034 48,000 51,367
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029(b) 50,000 48,273
Johnson Controls International
plc ,
4.90%, 12/1/2032 100,000 101,675
Masco Corp. ,
3.13%, 2/15/2051 15,000 9,838
Owens Corning ,
4.30%, 7/15/2047 10,000 8,196
Trane Technologies Holdco,
Inc. ,
5.75%, 6/15/2043 20,000 20,832
357,123
Capital Markets 1 .8%
Ameriprise Financial, Inc. ,
5.20%, 4/15/2035 25,000 25,440
Apollo Debt Solutions BDC ,
Series WI*, 6.70%,
7/29/2031 15,000 15,643

6 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Ares Capital Corp. ,
2.88%, 6/15/2028 30,000 28,791
5.88%, 3/1/2029 20,000 20,522
3.20%, 11/15/2031 20,000 17,739
Ares Strategic Income Fund ,
5.70%, 3/15/2028 25,000 25,336
5.60%, 2/15/2030 25,000 25,000
Bank of New York Mellon
Corp. (The) ,
Series J, 1.90%, 1/25/2029 25,000 23,583
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(c) 20,000 21,481
(SOFR + 1.85%), 6.47%,
10/25/2034(c) 40,000 44,516
(SOFR + 1.42%), 5.19%,
3/14/2035(c) 15,000 15,432
(SOFR + 1.35%), 5.32%,
6/6/2036(b)(c) 25,000 25,766
Blackstone Private Credit
Fund ,
4.00%, 1/15/2029 50,000 48,556
5.60%, 11/22/2029 25,000 25,146
6.00%, 11/22/2034 20,000 19,862
Blackstone Reg Finance Co.
LLC ,
5.00%, 12/6/2034(b) 15,000 14,996
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 20,000 18,920
5.30%, 6/30/2030 25,000 24,803
Blue Owl Capital Corp. ,
2.88%, 6/11/2028 20,000 18,955
Blue Owl Credit Income Corp. ,
7.75%, 1/15/2029 45,000 47,687
6.65%, 3/15/2031 10,000 10,230
Brookfield Asset Management
Ltd. ,
5.80%, 4/24/2035(b) 25,000 26,042
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 100,000 87,680
Brookfield Finance, Inc. ,
4.85%, 3/29/2029(b) 60,000 61,022
3.50%, 3/30/2051 20,000 13,911
Charles Schwab Corp. (The) ,
(SOFR + 2.21%), 5.64%,
5/19/2029(c) 50,000 51,891
1.65%, 3/11/2031 30,000 26,347
1.95%, 12/1/2031 50,000 43,970
(SOFR + 2.01%), 6.14%,
8/24/2034(c) 35,000 38,007
CME Group, Inc. ,
5.30%, 9/15/2043 50,000 50,060
Deutsche Bank AG ,
(SOFR + 2.51%), 6.82%,
11/20/2029(c) 150,000 159,990
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.11%), 2.64%,
2/24/2028(c) 125,000 123,209
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 0.71%), 4.15%,
1/21/2029(c) 75,000 75,052
(SOFR + 0.90%), 4.15%,
10/21/2029(c) 25,000 24,986
(SOFR + 1.77%), 6.48%,
10/24/2029(b)(c) 25,000 26,467
(SOFR + 1.21%), 5.05%,
7/23/2030(c) 25,000 25,604
(SOFR + 1.08%), 5.21%,
1/28/2031(c) 25,000 25,777
(SOFR + 1.58%), 5.22%,
4/23/2031(b)(c) 25,000 25,751
(SOFR + 1.06%), 4.37%,
10/21/2031(c) 25,000 24,857
(SOFR + 0.96%), 4.52%,
1/21/2032(c) 50,000 49,981
(SOFR + 1.95%), 6.56%,
10/24/2034(c) 30,000 33,219
(SOFR + 1.55%), 5.85%,
4/25/2035(c) 30,000 31,712
(SOFR + 1.55%), 5.33%,
7/23/2035(c) 25,000 25,546
(SOFR + 1.42%), 5.02%,
10/23/2035(c) 25,000 25,020
(SOFR + 1.38%), 5.54%,
1/28/2036(c) 50,000 51,689
(SOFR + 1.33%), 4.94%,
10/21/2036(c) 25,000 24,651
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(b)(c) 250,000 230,635
6.25%, 2/1/2041 80,000 86,956
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.18%),
5.39%, 2/2/2041(c) 25,000 24,767
(SOFR + 1.32%), 5.54%,
1/21/2047(c) 50,000 49,253
(SOFR + 1.70%), 5.73%,
1/28/2056(c) 35,000 35,284
Golub Capital BDC, Inc. ,
6.00%, 7/15/2029(b) 25,000 25,583
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 20,000 20,182
4.60%, 3/15/2033 20,000 20,101
2.65%, 9/15/2040 20,000 14,771
4.95%, 6/15/2052 20,000 18,162
3.00%, 9/15/2060 25,000 14,844
5.20%, 6/15/2062 20,000 18,267
Jefferies Financial Group, Inc. ,
4.15%, 1/23/2030 50,000 49,349
6.20%, 4/14/2034(b) 15,000 15,775
Moody's Corp. ,
3.75%, 2/25/2052 40,000 29,892
Morgan Stanley ,
(SOFR + 2.24%), 6.30%,
10/18/2028(b)(c) 80,000 82,981

Nationwide Bond Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.59%), 5.16%,
4/20/2029(c) 110,000 112,417
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(c) 50,000 50,328
(SOFR + 1.26%), 5.66%,
4/18/2030(c) 80,000 83,306
(SOFR + 1.10%), 4.65%,
10/18/2030(c) 25,000 25,306
(SOFR + 1.14%), 2.70%,
1/22/2031(b)(c) 40,000 37,536
(SOFR + 1.51%), 5.19%,
4/17/2031(c) 25,000 25,734
Series I, (SOFR + 1.07%),
4.36%, 10/22/2031(c) 25,000 24,861
7.25%, 4/1/2032(b) 100,000 114,723
(SOFR + 1.18%), 2.24%,
7/21/2032(c) 85,000 75,429
(SOFR + 1.29%), 2.94%,
1/21/2033(c) 50,000 45,573
(SOFR + 2.56%), 6.34%,
10/18/2033(c) 80,000 87,290
(SOFR + 1.87%), 5.25%,
4/21/2034(c) 20,000 20,520
(SOFR + 1.88%), 5.42%,
7/21/2034(b)(c) 100,000 103,525
(SOFR + 1.73%), 5.47%,
1/18/2035(b)(c) 50,000 51,723
(SOFR + 1.58%), 5.83%,
4/19/2035(c) 30,000 31,733
(SOFR + 1.56%), 5.32%,
7/19/2035(c) 45,000 46,143
(SOFR + 1.42%), 5.59%,
1/18/2036(b)(c) 50,000 52,054
(SOFR + 1.18%), 5.07%,
1/30/2037(c) 25,000 24,884
4.38%, 1/22/2047 85,000 73,202
Nasdaq, Inc. ,
5.55%, 2/15/2034(b) 88,000 91,979
6.10%, 6/28/2063 10,000 10,405
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 49,883
1.95%, 5/1/2030 50,000 45,787
S&P Global, Inc. ,
2.45%, 3/1/2027 25,000 24,645
2.70%, 3/1/2029 10,000 9,631
2.90%, 3/1/2032(b) 50,000 46,013
3.90%, 3/1/2062(b) 25,000 18,520
Sixth Street Lending Partners ,
6.13%, 7/15/2030 15,000 15,351
State Street Corp. ,
(SOFR + 1.02%), 4.53%,
2/20/2029(c) 15,000 15,175
2.20%, 3/3/2031 25,000 22,530
(SOFR + 1.57%), 4.82%,
1/26/2034(c) 40,000 40,340
(SOFR + 1.22%), 5.15%,
2/28/2036(c) 25,000 25,456
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS AG ,
5.65%, 9/11/2028 200,000 208,730
4,118,379
Chemicals 0 .2%
Air Products and Chemicals,
Inc. ,
2.80%, 5/15/2050 15,000 9,632
Cabot Corp. ,
4.00%, 7/1/2029 30,000 29,741
CF Industries, Inc. ,
5.15%, 3/15/2034(b) 35,000 35,193
Dow Chemical Co. (The) ,
4.25%, 10/1/2034(b) 86,000 78,628
6.90%, 5/15/2053(b) 25,000 25,951
DuPont de Nemours, Inc. ,
5.32%, 11/15/2038 18,000 17,988
5.42%, 11/15/2048(b) 6,000 5,671
Eastman Chemical Co. ,
4.65%, 10/15/2044 25,000 21,284
Ecolab, Inc. ,
2.13%, 2/1/2032 50,000 44,205
FMC Corp. ,
6.38%, 5/18/2053 15,000 11,364
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048(b) 20,000 17,779
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 13,000 14,640
LyondellBasell Industries NV ,
4.63%, 2/26/2055 60,000 45,053
Mosaic Co. (The) ,
5.45%, 11/15/2033(b) 50,000 51,414
Nutrien Ltd. ,
5.88%, 12/1/2036 50,000 52,514
5.00%, 4/1/2049 20,000 18,029
PPG Industries, Inc. ,
2.80%, 8/15/2029 50,000 47,879
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047(b) 25,000 21,390
Westlake Corp. ,
4.38%, 11/15/2047(b) 40,000 31,268
579,623
Commercial Services & Supplies 0 .1%
Republic Services, Inc. ,
1.45%, 2/15/2031 55,000 48,044
3.05%, 3/1/2050 25,000 16,895
Waste Connections, Inc. ,
4.20%, 1/15/2033 60,000 58,656
Waste Management, Inc. ,
4.63%, 2/15/2030 40,000 40,743
4.15%, 7/15/2049 25,000 20,731
5.35%, 10/15/2054(b) 55,000 53,577
238,646
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
5.10%, 2/24/2035 25,000 25,629
5.90%, 2/15/2039 40,000 43,028
5.30%, 2/26/2054 25,000 23,890
5.35%, 2/26/2064 20,000 18,928

8 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment
Juniper Networks, Inc. ,
3.75%, 8/15/2029 50,000 48,904
Motorola Solutions, Inc. ,
2.30%, 11/15/2030(b) 35,000 31,767
192,146
Construction & Engineering 0 .0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030(b) 50,000 46,870
Construction Materials 0 .1%
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 41,286
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 100,018
5.70%, 12/1/2054(b) 25,000 24,882
166,186
Consumer Finance 0 .7%
AerCap Ireland Capital DAC ,
3.65%, 7/21/2027 150,000 149,109
3.00%, 10/29/2028 200,000 194,018
Ally Financial, Inc. ,
(United States SOFR
Compounded Index
+ 1.73%), 5.54%,
1/17/2031(c) 20,000 20,476
8.00%, 11/1/2031 30,000 34,017
American Express Co. ,
(SOFR + 1.84%), 5.04%,
5/1/2034(c) 100,000 101,758
(SOFR + 1.63%), 5.92%,
4/25/2035(c) 15,000 15,854
(SOFR + 1.42%), 5.28%,
7/26/2035(c) 25,000 25,594
American Honda Finance
Corp. ,
2.25%, 1/12/2029(b) 50,000 47,500
1.80%, 1/13/2031 20,000 17,664
4.90%, 1/10/2034 30,000 30,090
Capital One Financial Corp. ,
(SOFR + 2.06%), 4.93%,
5/10/2028(c) 45,000 45,465
(SOFR + 2.64%), 6.31%,
6/8/2029(c) 50,000 52,338
(SOFR + 3.07%), 7.62%,
10/30/2031(c) 20,000 22,450
(SOFR + 2.60%), 5.82%,
2/1/2034(c) 25,000 26,072
(SOFR + 2.86%), 6.38%,
6/8/2034(c) 45,000 48,321
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(b)(c) 10,000 11,688
(SOFR + 1.99%), 5.88%,
7/26/2035(b)(c) 20,000 20,862
Caterpillar Financial Services
Corp. ,
5.00%, 5/14/2027 25,000 25,414
Ford Motor Credit Co. LLC ,
7.35%, 11/4/2027 200,000 208,878
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc. ,
2.35%, 2/26/2027 50,000 49,129
4.30%, 4/6/2029 25,000 25,031
5.85%, 4/6/2030(b) 75,000 78,789
5.95%, 4/4/2034(b) 30,000 31,484
5.90%, 1/7/2035 25,000 26,035
John Deere Capital Corp. ,
1.75%, 3/9/2027 50,000 48,987
Synchrony Financial ,
(SOFR + 1.68%), 5.45%,
3/6/2031(c) 25,000 25,484
2.88%, 10/28/2031 25,000 22,327
Toyota Motor Credit Corp. ,
3.05%, 3/22/2027 40,000 39,703
4.35%, 10/8/2027 40,000 40,389
3.65%, 1/8/2029 40,000 39,757
4.45%, 6/29/2029 50,000 50,666
3.38%, 4/1/2030(b) 25,000 24,307
4.80%, 1/5/2034 40,000 40,466
1,640,122
Consumer Staples Distribution & Retail 0 .2%
Costco Wholesale Corp. ,
1.60%, 4/20/2030 75,000 68,035
Dollar General Corp. ,
4.13%, 4/3/2050 30,000 23,626
Dollar Tree, Inc. ,
2.65%, 12/1/2031(b) 25,000 22,539
3.38%, 12/1/2051 25,000 16,858
Kroger Co. (The) ,
7.50%, 4/1/2031(b) 90,000 102,499
4.65%, 1/15/2048 25,000 21,614
5.65%, 9/15/2064 25,000 23,792
Sysco Corp. ,
6.60%, 4/1/2050 50,000 55,311
Target Corp. ,
2.65%, 9/15/2030 75,000 70,241
3.90%, 11/15/2047 25,000 19,688
4.80%, 1/15/2053 30,000 26,723
Walmart, Inc. ,
1.80%, 9/22/2031(b) 25,000 22,295
4.90%, 4/28/2035 15,000 15,358
2.65%, 9/22/2051 50,000 31,451
4.50%, 9/9/2052 20,000 17,573
537,603
Containers & Packaging 0 .1%
International Paper Co. ,
4.40%, 8/15/2047 25,000 20,549
Sonoco Products Co. ,
2.25%, 2/1/2027 45,000 44,273
2.85%, 2/1/2032 50,000 45,245
WRKCo, Inc. ,
4.20%, 6/1/2032 40,000 38,949
149,016
Diversified Consumer Services 0 .1%
California Institute of
Technology ,
3.65%, 9/1/2119 20,000 12,669

Nationwide Bond Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
Massachusetts Institute of
Technology ,
Series G, 2.29%, 7/1/2051 100,000 57,291
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 8,773
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 36,519
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 22,603
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 15,529
153,384
Diversified REITs 0 .2%
Digital Realty Trust LP ,
4.45%, 7/15/2028(b) 100,000 100,793
GLP Capital LP ,
5.63%, 9/15/2034 25,000 25,307
Simon Property Group LP ,
2.65%, 2/1/2032(b) 100,000 90,197
4.75%, 3/15/2042 60,000 55,298
VICI Properties LP ,
4.75%, 2/15/2028 10,000 10,099
5.13%, 5/15/2032(b) 10,000 10,061
5.63%, 4/1/2035 15,000 15,286
5.63%, 5/15/2052(b) 20,000 18,717
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 49,481
375,239
Diversified Telecommunication Services 0 .9%
AT&T, Inc. ,
2.30%, 6/1/2027 60,000 58,773
1.65%, 2/1/2028(b) 20,000 19,121
4.30%, 2/15/2030 50,000 50,050
2.75%, 6/1/2031 80,000 73,569
2.25%, 2/1/2032 100,000 87,947
2.55%, 12/1/2033 152,000 129,303
3.50%, 6/1/2041(b) 70,000 55,015
3.65%, 6/1/2051 30,000 21,031
3.50%, 9/15/2053 80,000 53,436
3.55%, 9/15/2055 25,000 16,605
3.65%, 9/15/2059 228,000 150,444
Bell Canada ,
4.30%, 7/29/2049 10,000 7,948
British Telecommunications
plc ,
9.62%, 12/15/2030(d) 35,000 42,574
Comcast Corp. ,
3.40%, 4/1/2030(b) 20,000 19,378
1.50%, 2/15/2031(b) 100,000 87,284
4.80%, 5/15/2033(b) 60,000 60,286
5.17%, 1/15/2037(e) 30,000 29,507
3.75%, 4/1/2040 90,000 73,951
3.97%, 11/1/2047 71,000 53,283
4.70%, 10/15/2048(b) 45,000 37,607
2.89%, 11/1/2051 25,000 14,715
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Comcast Corp.,
5.35%, 5/15/2053 25,000 22,484
2.94%, 11/1/2056 60,000 33,818
4.95%, 10/15/2058 12,000 9,956
2.99%, 11/1/2063 44,000 23,814
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(d) 50,000 58,308
Orange SA ,
5.50%, 2/6/2044 50,000 49,271
Sprint Capital Corp. ,
6.88%, 11/15/2028 100,000 107,284
Telefonica Emisiones SA ,
7.05%, 6/20/2036 100,000 111,697
Verizon Communications, Inc. ,
4.33%, 9/21/2028 40,000 40,341
1.75%, 1/20/2031(b) 100,000 88,215
4.50%, 8/10/2033(b) 80,000 78,571
4.78%, 2/15/2035(b) 30,000 29,443
5.25%, 4/2/2035 25,000 25,326
3.85%, 11/1/2042 135,000 107,954
5.75%, 11/30/2045 25,000 24,845
2.88%, 11/20/2050 50,000 30,866
2.99%, 10/30/2056 160,000 94,945
2,078,965
Electric Utilities 1 .6%
AEP Transmission Co. LLC ,
3.75%, 12/1/2047 10,000 7,639
Series O, 4.50%, 6/15/2052 50,000 42,066
American Electric Power Co.,
Inc. ,
5.63%, 3/1/2033(b) 40,000 41,875
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 15,000 12,361
Arizona Public Service Co. ,
2.20%, 12/15/2031 100,000 87,947
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 50,000 39,611
Commonwealth Edison Co. ,
5.30%, 2/1/2053 90,000 85,093
Connecticut Light and Power
Co. (The) ,
5.25%, 1/15/2053 25,000 23,729
Dominion Energy South
Carolina, Inc. ,
Series 2025, 5.30%,
1/15/2035(b) 25,000 25,815
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 10,000 9,282
3.70%, 3/15/2045 80,000 62,545
Series B, 3.65%, 3/1/2052 10,000 7,366
Duke Energy Corp. ,
5.75%, 9/15/2033 25,000 26,482
5.45%, 6/15/2034(b) 35,000 36,303
3.30%, 6/15/2041 50,000 38,498
4.20%, 6/15/2049 20,000 15,791
5.00%, 8/15/2052(b) 50,000 43,993
5.80%, 6/15/2054 50,000 49,406
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 75,000 57,335

10 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Progress LLC ,
5.25%, 3/15/2033 50,000 51,795
5.05%, 3/15/2035 25,000 25,329
Entergy Arkansas LLC ,
5.30%, 9/15/2033 50,000 51,938
4.20%, 4/1/2049 50,000 40,402
Entergy Louisiana LLC ,
4.00%, 3/15/2033(b) 50,000 48,118
Entergy Mississippi LLC ,
5.80%, 4/15/2055 25,000 25,133
Entergy Texas, Inc. ,
5.00%, 9/15/2052 25,000 22,257
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 50,000 39,844
Eversource Energy ,
5.95%, 7/15/2034 25,000 26,480
3.45%, 1/15/2050 45,000 31,979
Exelon Corp. ,
4.05%, 4/15/2030 75,000 74,302
5.45%, 3/15/2034 20,000 20,755
5.63%, 6/15/2035 100,000 104,325
5.88%, 3/15/2055 25,000 25,041
FirstEnergy Corp. ,
Series B, 2.25%, 9/1/2030 30,000 27,209
Series C, 3.40%, 3/1/2050 15,000 10,399
Florida Power & Light Co. ,
5.25%, 2/1/2041 45,000 44,843
4.13%, 6/1/2048 40,000 32,523
Georgia Power Co. ,
4.65%, 5/16/2028 100,000 101,493
4.95%, 5/17/2033(b) 100,000 102,086
4.30%, 3/15/2042 50,000 43,901
Idaho Power Co. ,
5.80%, 4/1/2054 25,000 25,408
Kentucky Utilities Co. ,
5.13%, 11/1/2040 50,000 49,216
NextEra Energy Capital
Holdings, Inc. ,
4.63%, 7/15/2027 25,000 25,258
2.75%, 11/1/2029(b) 50,000 47,658
2.44%, 1/15/2032(b) 25,000 22,249
5.05%, 2/28/2033(b) 40,000 40,883
5.25%, 3/15/2034 30,000 30,728
5.45%, 3/15/2035 50,000 51,515
5.55%, 3/15/2054(b) 50,000 48,233
Northern States Power Co. ,
5.10%, 5/15/2053(b) 25,000 23,135
Ohio Power Co. ,
5.00%, 6/1/2033 100,000 100,953
4.15%, 4/1/2048 25,000 20,109
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033 30,000 31,280
Oncor Electric Delivery Co.
LLC ,
4.30%, 5/15/2028 20,000 20,158
5.30%, 6/1/2042 50,000 48,568
4.60%, 6/1/2052 25,000 20,970
Pacific Gas and Electric Co. ,
4.20%, 3/1/2029 40,000 39,804
2.50%, 2/1/2031 250,000 226,046
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co.,
5.80%, 5/15/2034(b) 20,000 20,747
4.50%, 7/1/2040 50,000 43,503
4.95%, 7/1/2050 50,000 42,400
6.75%, 1/15/2053 20,000 21,313
PacifiCorp ,
5.45%, 2/15/2034 20,000 20,300
6.00%, 1/15/2039 25,000 25,482
5.50%, 5/15/2054 25,000 22,525
5.80%, 1/15/2055 25,000 23,545
PG&E Recovery Funding LLC ,
Series A-2, 5.23%, 6/1/2042 50,000 50,092
Public Service Co. of
Oklahoma ,
5.20%, 1/15/2035 25,000 25,204
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 100,000 84,164
5.45%, 8/1/2053 25,000 24,435
Southern California Edison
Co. ,
5.30%, 3/1/2028 50,000 51,155
5.45%, 3/1/2035 25,000 25,277
Series 08-A, 5.95%,
2/1/2038 30,000 30,720
4.00%, 4/1/2047 25,000 18,874
Series B, 4.88%, 3/1/2049 25,000 21,146
5.88%, 12/1/2053 40,000 38,403
Southern Co. (The) ,
4.85%, 3/15/2035 25,000 24,664
4.40%, 7/1/2046 80,000 67,641
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 29,161
Union Electric Co. ,
2.63%, 3/15/2051 100,000 60,175
Virginia Electric and Power
Co. ,
Series A, 3.50%, 3/15/2027 40,000 39,848
Series B, 3.75%,
5/15/2027(b) 25,000 24,954
2.30%, 11/15/2031 50,000 44,578
5.30%, 8/15/2033 100,000 103,481
5.05%, 8/15/2034(b) 25,000 25,314
Series A, 6.00%, 5/15/2037 35,000 37,551
4.45%, 2/15/2044 10,000 8,662
Series C, 4.63%, 5/15/2052 25,000 21,011
5.45%, 4/1/2053 25,000 23,847
5.35%, 1/15/2054 20,000 18,859
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 50,000 48,303
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 133,923
3,836,717
Electrical Equipment 0 .1%
Eaton Corp. ,
4.00%, 11/2/2032 50,000 48,961
Emerson Electric Co. ,
2.00%, 12/21/2028 40,000 38,014
Regal Rexnord Corp. ,
6.30%, 2/15/2030(b) 50,000 53,013

Nationwide Bond Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Electrical Equipment
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 5,000 2,888
142,876
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 95,027
CDW LLC ,
3.57%, 12/1/2031 30,000 28,030
Corning, Inc. ,
5.35%, 11/15/2048 40,000 39,042
162,099
Energy Equipment & Services 0 .0%
†
Baker Hughes Holdings LLC ,
4.08%, 12/15/2047(b) 25,000 19,960
Halliburton Co. ,
5.00%, 11/15/2045(b) 60,000 54,063
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029 15,000 15,191
NOV, Inc. ,
3.95%, 12/1/2042 15,000 11,824
101,038
Entertainment 0 .1%
Netflix, Inc. ,
4.88%, 4/15/2028(b) 25,000 25,519
Take-Two Interactive
Software, Inc. ,
4.00%, 4/14/2032(b) 10,000 9,697
TWDC Enterprises 18 Corp. ,
2.95%, 6/15/2027 50,000 49,521
3.00%, 7/30/2046 35,000 24,328
Walt Disney Co. (The) ,
2.00%, 9/1/2029(b) 100,000 93,646
2.65%, 1/13/2031 50,000 46,806
3.50%, 5/13/2040 60,000 49,960
2.75%, 9/1/2049 25,000 15,846
315,323
Financial Services 0 .3%
Apollo Global Management,
Inc. ,
5.80%, 5/21/2054 45,000 44,306
Corebridge Financial, Inc. ,
3.85%, 4/5/2029 50,000 49,481
3.90%, 4/5/2032 25,000 23,811
4.35%, 4/5/2042 20,000 17,105
Equitable Holdings, Inc. ,
5.00%, 4/20/2048 20,000 17,990
Fidelity National Information
Services, Inc. ,
3.10%, 3/1/2041 30,000 22,150
Fiserv, Inc. ,
3.50%, 7/1/2029(b) 50,000 48,590
2.65%, 6/1/2030 80,000 73,896
4.40%, 7/1/2049 25,000 19,669
Global Payments, Inc. ,
4.15%, 8/15/2049(b) 30,000 22,354
Mastercard, Inc. ,
2.95%, 6/1/2029 50,000 48,489
2.00%, 11/18/2031(b) 50,000 44,512
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Mastercard, Inc.,
4.55%, 1/15/2035(b) 25,000 24,847
3.95%, 2/26/2048 25,000 20,090
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028(b) 50,000 49,591
5.80%, 1/15/2033 50,000 53,549
ORIX Corp. ,
5.40%, 2/25/2035 15,000 15,457
PayPal Holdings, Inc. ,
4.40%, 6/1/2032 20,000 19,952
5.25%, 6/1/2062 25,000 22,861
Visa, Inc. ,
2.05%, 4/15/2030(b) 50,000 46,368
4.30%, 12/14/2045(b) 70,000 60,762
Voya Financial, Inc. ,
5.00%, 9/20/2034 15,000 14,955
760,785
Food Products 0 .3%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032(b) 25,000 22,990
Campbell's Co. (The) ,
4.15%, 3/15/2028 50,000 50,048
4.75%, 3/23/2035(b) 25,000 23,970
4.80%, 3/15/2048 10,000 8,586
Conagra Brands, Inc. ,
4.85%, 11/1/2028 75,000 76,046
5.40%, 11/1/2048 15,000 13,235
General Mills, Inc. ,
2.88%, 4/15/2030(b) 100,000 94,722
Hershey Co. (The) ,
3.13%, 11/15/2049 25,000 17,165
J M Smucker Co. (The) ,
4.25%, 3/15/2035 40,000 37,737
6.50%, 11/15/2053(b) 25,000 27,074
JBS NV ,
3.00%, 5/15/2032(b) 30,000 27,109
5.75%, 4/1/2033 37,000 38,612
6.75%, 3/15/2034 28,000 30,870
6.50%, 12/1/2052(b) 15,000 15,591
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 90,000 77,071
Mondelez International, Inc. ,
2.63%, 9/4/2050 25,000 14,966
Pilgrim's Pride Corp. ,
6.25%, 7/1/2033 30,000 32,070
Tyson Foods, Inc. ,
5.10%, 9/28/2048(b) 50,000 46,211
Unilever Capital Corp. ,
5.90%, 11/15/2032 50,000 54,628
708,701
Gas Utilities 0 .1%
Atmos Energy Corp. ,
4.13%, 10/15/2044 50,000 42,197
2.85%, 2/15/2052 20,000 12,482
ONE Gas, Inc. ,
2.00%, 5/15/2030 20,000 18,256
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029(b) 25,000 24,479

12 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities
Piedmont Natural Gas Co.,
Inc.,
3.35%, 6/1/2050 30,000 20,650
Southern California Gas Co. ,
6.35%, 11/15/2052 40,000 42,987
Southwest Gas Corp. ,
3.18%, 8/15/2051 15,000 10,229
Washington Gas Light Co. ,
3.65%, 9/15/2049 10,000 7,298
178,578
Ground Transportation 0 .4%
Burlington Northern Santa Fe
LLC ,
5.05%, 3/1/2041 60,000 59,068
4.90%, 4/1/2044 70,000 65,815
2.88%, 6/15/2052 25,000 15,696
Canadian National Railway
Co. ,
6.90%, 7/15/2028 68,000 72,643
6.20%, 6/1/2036 30,000 33,132
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031(b) 50,000 44,975
3.10%, 12/2/2051 35,000 23,232
4.20%, 11/15/2069 25,000 18,654
6.13%, 9/15/2115 10,000 10,118
CSX Corp. ,
5.50%, 4/15/2041 50,000 51,130
3.95%, 5/1/2050 100,000 78,024
Norfolk Southern Corp. ,
2.30%, 5/15/2031 100,000 90,507
4.45%, 6/15/2045 50,000 43,329
5.35%, 8/1/2054(b) 30,000 28,704
4.10%, 5/15/2121 30,000 20,790
Uber Technologies, Inc. ,
4.80%, 9/15/2034 30,000 29,842
Union Pacific Corp. ,
3.60%, 9/15/2037 20,000 17,740
3.25%, 2/5/2050 80,000 55,286
3.84%, 3/20/2060 90,000 65,252
5.15%, 1/20/2063 25,000 22,853
846,790
Health Care Equipment & Supplies 0 .2%
Abbott Laboratories ,
4.90%, 11/30/2046(b) 45,000 41,952
Baxter International, Inc. ,
1.92%, 2/1/2027 31,000 30,360
2.27%, 12/1/2028(b) 50,000 47,389
Becton Dickinson & Co. ,
4.69%, 12/15/2044(b) 44,000 38,980
Boston Scientific Corp. ,
4.70%, 3/1/2049(b) 34,000 30,587
DH Europe Finance II Sarl ,
2.60%, 11/15/2029(b) 45,000 42,770
GE HealthCare Technologies,
Inc. ,
5.91%, 11/22/2032 100,000 107,358
Koninklijke Philips NV ,
5.00%, 3/15/2042 20,000 18,549
Medtronic, Inc. ,
4.63%, 3/15/2045 50,000 45,788
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Solventum Corp. ,
5.45%, 2/25/2027 15,000 15,214
5.60%, 3/23/2034(b) 25,000 25,993
5.90%, 4/30/2054 20,000 20,097
Stryker Corp. ,
5.20%, 2/10/2035 25,000 25,614
2.90%, 6/15/2050 25,000 16,345
506,996
Health Care Providers & Services 1 .1%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 17,452
Aetna, Inc. ,
4.75%, 3/15/2044 15,000 13,033
Ascension Health ,
Series B, 3.11%, 11/15/2039 40,000 31,631
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 20,000 12,692
Cardinal Health, Inc. ,
4.37%, 6/15/2047 50,000 41,570
Cencora, Inc. ,
4.25%, 3/1/2045 30,000 25,421
Centene Corp. ,
3.00%, 10/15/2030 80,000 71,650
2.50%, 3/1/2031 40,000 34,591
Children's Health System of
Texas ,
2.51%, 8/15/2050 10,000 5,951
Cigna Group (The) ,
3.05%, 10/15/2027(b) 30,000 29,594
4.38%, 10/15/2028 50,000 50,411
2.38%, 3/15/2031 25,000 22,657
4.80%, 8/15/2038 50,000 47,635
3.40%, 3/15/2050 95,000 66,335
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 57,660
4.19%, 10/1/2049 25,000 19,790
CVS Health Corp. ,
3.63%, 4/1/2027 50,000 49,780
4.30%, 3/25/2028 59,000 59,193
5.40%, 6/1/2029 25,000 25,887
3.75%, 4/1/2030(b) 50,000 48,733
5.55%, 6/1/2031(b) 25,000 26,140
2.13%, 9/15/2031(b) 90,000 78,921
5.70%, 6/1/2034(b) 25,000 26,003
4.78%, 3/25/2038 75,000 70,396
6.00%, 6/1/2044 25,000 25,061
5.05%, 3/25/2048 75,000 65,955
5.88%, 6/1/2053(b) 20,000 19,301
6.05%, 6/1/2054 25,000 24,708
Elevance Health, Inc. ,
4.75%, 2/15/2033 60,000 59,960
5.20%, 2/15/2035 25,000 25,371
4.65%, 8/15/2044 65,000 57,185
5.13%, 2/15/2053(b) 30,000 26,997
5.70%, 2/15/2055 30,000 29,263
HCA, Inc. ,
4.50%, 2/15/2027 100,000 100,214
3.63%, 3/15/2032 100,000 94,356
5.60%, 4/1/2034 25,000 25,965

Nationwide Bond Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
HCA, Inc.,
5.45%, 9/15/2034 25,000 25,660
5.50%, 6/15/2047 20,000 18,875
4.63%, 3/15/2052 70,000 57,133
6.00%, 4/1/2054 20,000 19,841
6.10%, 4/1/2064 25,000 24,818
Humana, Inc. ,
3.95%, 8/15/2049 25,000 17,969
5.75%, 4/15/2054(b) 15,000 13,823
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 50,000 41,484
Series 2021, 3.00%,
6/1/2051 15,000 9,821
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 50,000 47,778
McKesson Corp. ,
3.95%, 2/16/2028 100,000 99,945
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 19,112
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 16,413
NYU Langone Hospitals ,
4.78%, 7/1/2044 30,000 27,483
Piedmont Healthcare, Inc. ,
Series 2032, 2.04%,
1/1/2032 100,000 87,617
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 11,651
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 50,186
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 9,323
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 29,192
UnitedHealth Group, Inc. ,
3.88%, 12/15/2028 100,000 99,818
4.80%, 1/15/2030 25,000 25,565
4.95%, 1/15/2032 25,000 25,586
4.50%, 4/15/2033 75,000 74,029
5.15%, 7/15/2034 25,000 25,506
2.75%, 5/15/2040(b) 60,000 44,342
3.05%, 5/15/2041 50,000 37,618
5.50%, 7/15/2044(b) 25,000 24,579
4.25%, 4/15/2047 60,000 49,077
3.25%, 5/15/2051 25,000 16,816
5.88%, 2/15/2053 20,000 20,096
5.63%, 7/15/2054 25,000 24,344
3.13%, 5/15/2060 25,000 15,041
5.20%, 4/15/2063(b) 30,000 26,711
5.75%, 7/15/2064 25,000 24,255
2,648,969
Health Care REITs 0 .2%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033(b) 40,000 32,837
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care REITs
Alexandria Real Estate
Equities, Inc.,
4.00%, 2/1/2050 50,000 37,866
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 50,000 47,417
Healthpeak OP LLC ,
2.88%, 1/15/2031 50,000 46,380
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 50,000 50,146
Ventas Realty LP ,
3.00%, 1/15/2030 70,000 66,624
Welltower OP LLC ,
3.10%, 1/15/2030 100,000 95,882
2.75%, 1/15/2032(b) 25,000 22,769
399,921
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 50,000 48,128
Hotels, Restaurants & Leisure 0 .1%
Expedia Group, Inc. ,
3.80%, 2/15/2028 25,000 24,882
3.25%, 2/15/2030(b) 15,000 14,402
Marriott International, Inc. ,
5.30%, 5/15/2034(b) 20,000 20,504
5.35%, 3/15/2035(b) 25,000 25,632
McDonald's Corp. ,
3.50%, 7/1/2027 100,000 99,579
4.95%, 3/3/2035 25,000 25,246
3.70%, 2/15/2042 40,000 32,745
4.88%, 12/9/2045 50,000 45,570
3.63%, 9/1/2049 10,000 7,376
Starbucks Corp. ,
3.50%, 11/15/2050 50,000 35,412
331,348
Household Durables 0 .0%
†
DR Horton, Inc. ,
5.50%, 10/15/2035 10,000 10,360
Sekisui House US, Inc. ,
2.50%, 1/15/2031 50,000 44,943
55,303
Household Products 0 .1%
Church & Dwight Co., Inc. ,
5.00%, 6/15/2052 10,000 9,186
Colgate-Palmolive Co. ,
3.70%, 8/1/2047 25,000 19,752
Kimberly-Clark Corp. ,
2.88%, 2/7/2050 25,000 16,613
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 100,000 96,420
141,971
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) ,
2.45%, 1/15/2031 40,000 36,365

14 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
Constellation Energy
Generation LLC ,
5.60%, 6/15/2042 25,000 25,047
5.75%, 3/15/2054(b) 20,000 19,729
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 25,000 22,338
103,479
Industrial Conglomerates 0 .1%
3M Co. ,
3.63%, 10/15/2047 30,000 22,349
4.00%, 9/14/2048 15,000 11,863
Honeywell International, Inc. ,
1.10%, 3/1/2027 30,000 29,178
2.70%, 8/15/2029 50,000 47,858
3.81%, 11/21/2047 25,000 19,571
5.25%, 3/1/2054 30,000 28,469
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 31,800
191,088
Industrial REITs 0 .1%
Prologis LP ,
2.88%, 11/15/2029 40,000 38,250
1.25%, 10/15/2030(b) 60,000 52,533
5.13%, 1/15/2034 30,000 30,673
2.13%, 10/15/2050 30,000 16,197
137,653
Insurance 0 .8%
Aflac, Inc. ,
3.60%, 4/1/2030(b) 25,000 24,571
Alleghany Corp. ,
3.63%, 5/15/2030 25,000 24,478
Allstate Corp. (The) ,
5.55%, 5/9/2035 75,000 78,443
4.20%, 12/15/2046 10,000 8,178
American International Group,
Inc. ,
5.13%, 3/27/2033 50,000 51,200
4.75%, 4/1/2048 10,000 8,924
American National Group,
Inc. ,
6.00%, 7/15/2035 25,000 25,202
Aon Global Ltd. ,
4.75%, 5/15/2045 50,000 44,622
Aon North America, Inc. ,
5.75%, 3/1/2054 35,000 34,902
Arch Capital Group Ltd. ,
3.64%, 6/30/2050 25,000 18,566
Arthur J Gallagher & Co. ,
5.45%, 7/15/2034 30,000 30,992
5.75%, 3/2/2053 20,000 19,596
5.55%, 2/15/2055(b) 25,000 23,913
Athene Holding Ltd. ,
4.13%, 1/12/2028 100,000 99,990
6.15%, 4/3/2030 25,000 26,505
Berkshire Hathaway Finance
Corp. ,
2.88%, 3/15/2032 100,000 93,161
4.40%, 5/15/2042(b) 90,000 81,737
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Brighthouse Financial, Inc. ,
5.63%, 5/15/2030 50,000 50,870
Brown & Brown, Inc. ,
4.90%, 6/23/2030 30,000 30,445
5.55%, 6/23/2035 25,000 25,579
Chubb INA Holdings LLC ,
4.35%, 11/3/2045(b) 50,000 43,379
CNA Financial Corp. ,
3.90%, 5/1/2029(b) 50,000 49,676
Enstar Group Ltd. ,
3.10%, 9/1/2031 40,000 35,893
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 25,000 17,408
Fairfax Financial Holdings
Ltd. ,
6.35%, 3/22/2054 10,000 10,466
Globe Life, Inc. ,
2.15%, 8/15/2030 50,000 45,353
Hartford Insurance Group, Inc.
(The) ,
6.10%, 10/1/2041 30,000 31,987
Lincoln National Corp. ,
4.35%, 3/1/2048 17,000 13,465
Markel Group, Inc. ,
5.00%, 5/20/2049 50,000 44,399
Marsh & McLennan Cos., Inc. ,
5.40%, 9/15/2033 75,000 78,422
5.00%, 3/15/2035(b) 25,000 25,232
4.90%, 3/15/2049 25,000 22,630
5.40%, 3/15/2055 30,000 28,959
MetLife, Inc. ,
5.70%, 6/15/2035 86,000 91,571
4.13%, 8/13/2042 50,000 42,540
5.00%, 7/15/2052(b) 25,000 22,827
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 50,000 49,307
Progressive Corp. (The) ,
3.95%, 3/26/2050 25,000 19,637
Prudential Financial, Inc. ,
5.75%, 7/15/2033 10,000 10,737
5.20%, 3/14/2035(b) 20,000 20,402
6.63%, 6/21/2040 70,000 79,224
3.70%, 3/13/2051 30,000 22,119
Reinsurance Group of
America, Inc. ,
5.75%, 9/15/2034 25,000 25,999
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040(b) 15,000 15,185
4.00%, 5/30/2047 15,000 12,064
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 30,000 33,609
Unum Group ,
6.00%, 6/15/2054 10,000 9,947
Willis North America, Inc. ,
4.65%, 6/15/2027 25,000 25,194
2.95%, 9/15/2029(b) 30,000 28,628
5.90%, 3/5/2054(b) 25,000 25,073
1,783,206

Nationwide Bond Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Interactive Media & Services 0 .2%
Alphabet, Inc. ,
4.10%, 11/15/2030 25,000 25,020
4.50%, 5/15/2035 25,000 24,738
4.70%, 11/15/2035 25,000 24,887
5.35%, 11/15/2045 25,000 24,664
2.05%, 8/15/2050 25,000 13,488
5.70%, 11/15/2075 25,000 24,545
Meta Platforms, Inc. ,
3.85%, 8/15/2032 100,000 96,755
4.75%, 8/15/2034 25,000 24,962
4.88%, 11/15/2035 50,000 49,457
5.50%, 11/15/2045(b) 50,000 48,082
4.45%, 8/15/2052 15,000 12,040
5.60%, 5/15/2053(b) 35,000 33,202
5.40%, 8/15/2054 25,000 23,040
4.65%, 8/15/2062 25,000 19,940
5.55%, 8/15/2064 25,000 22,951
467,771
IT Services 0 .2%
Accenture Capital, Inc. ,
4.25%, 10/4/2031(b) 40,000 40,005
4.50%, 10/4/2034(b) 25,000 24,587
International Business
Machines Corp. ,
4.50%, 2/6/2028(b) 100,000 101,240
3.50%, 5/15/2029 100,000 98,387
1.95%, 5/15/2030 100,000 91,212
4.25%, 5/15/2049 100,000 80,732
436,163
Leisure Products 0 .0%
†
Hasbro, Inc. ,
3.90%, 11/19/2029(b) 50,000 49,346
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029(b) 20,000 19,116
Danaher Corp. ,
2.60%, 10/1/2050 20,000 12,208
Revvity, Inc. ,
3.30%, 9/15/2029 50,000 48,279
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028(b) 40,000 37,839
2.60%, 10/1/2029 65,000 61,911
2.80%, 10/15/2041 30,000 22,138
201,491
Machinery 0 .2%
Caterpillar, Inc. ,
3.25%, 9/19/2049(b) 25,000 17,866
Cummins, Inc. ,
5.45%, 2/20/2054 20,000 19,677
Deere & Co. ,
3.10%, 4/15/2030 25,000 24,077
3.90%, 6/9/2042 100,000 86,154
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 50,000 47,959
Ingersoll Rand, Inc. ,
5.70%, 6/15/2054 10,000 10,032
nVent Finance Sarl ,
5.65%, 5/15/2033 50,000 52,136
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Otis Worldwide Corp. ,
3.11%, 2/15/2040 50,000 39,276
Parker-Hannifin Corp. ,
3.25%, 6/14/2029 100,000 97,431
Snap-on, Inc. ,
3.10%, 5/1/2050 25,000 16,956
Stanley Black & Decker, Inc. ,
3.00%, 5/15/2032 10,000 9,088
Westinghouse Air Brake
Technologies Corp. ,
4.70%, 9/15/2028(d) 20,000 20,264
440,916
Media 0 .2%
Charter Communications
Operating LLC ,
3.75%, 2/15/2028 50,000 49,361
2.25%, 1/15/2029 25,000 23,483
2.80%, 4/1/2031 75,000 67,608
3.50%, 3/1/2042 50,000 34,719
5.75%, 4/1/2048 20,000 17,207
4.80%, 3/1/2050 30,000 22,734
3.70%, 4/1/2051 45,000 28,774
5.25%, 4/1/2053 50,000 39,934
3.85%, 4/1/2061 25,000 15,045
4.40%, 12/1/2061 25,000 16,491
Fox Corp. ,
5.48%, 1/25/2039(b) 50,000 49,852
Paramount Global ,
5.50%, 5/15/2033 55,000 51,831
4.38%, 3/15/2043 50,000 34,438
Time Warner Cable LLC ,
6.75%, 6/15/2039 90,000 90,428
541,905
Metals & Mining 0 .2%
ArcelorMittal SA ,
6.55%, 11/29/2027(b) 25,000 26,019
6.80%, 11/29/2032 25,000 28,001
Barrick North America Finance
LLC ,
5.70%, 5/30/2041 15,000 15,277
BHP Billiton Finance USA Ltd. ,
5.10%, 9/8/2028 30,000 30,846
5.00%, 9/30/2043 50,000 47,613
Freeport-McMoRan, Inc. ,
5.45%, 3/15/2043(b) 25,000 24,362
Newmont Corp. ,
2.60%, 7/15/2032 60,000 54,338
Nucor Corp. ,
3.85%, 4/1/2052(b) 40,000 30,761
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 55,000 58,554
Rio Tinto Finance USA plc ,
5.25%, 3/14/2035(b) 25,000 25,702
5.88%, 3/14/2065 10,000 10,234
Southern Copper Corp. ,
6.75%, 4/16/2040 50,000 56,954
Vale Overseas Ltd. ,
6.40%, 6/28/2054 25,000 25,706
434,367

16 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities 0 .3%
Ameren Corp. ,
5.00%, 1/15/2029(b) 20,000 20,490
Berkshire Hathaway Energy
Co. ,
6.13%, 4/1/2036(b) 20,000 21,675
4.45%, 1/15/2049 50,000 41,581
4.25%, 10/15/2050 75,000 60,598
4.60%, 5/1/2053(b) 20,000 16,817
Black Hills Corp. ,
3.05%, 10/15/2029 25,000 23,921
Consolidated Edison Co. of
New York, Inc. ,
6.15%, 11/15/2052 45,000 47,193
3.70%, 11/15/2059 100,000 69,605
Consumers Energy Co. ,
3.75%, 2/15/2050 50,000 37,648
2.50%, 5/1/2060 25,000 13,699
DTE Energy Co. ,
4.88%, 6/1/2028 50,000 50,856
NiSource, Inc. ,
4.38%, 5/15/2047 50,000 41,453
5.00%, 6/15/2052 30,000 26,397
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 50,000 34,115
San Diego Gas & Electric Co. ,
6.00%, 6/1/2039 30,000 31,806
Sempra ,
3.70%, 4/1/2029 40,000 39,410
4.00%, 2/1/2048 50,000 38,279
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 50,000 44,215
WEC Energy Group, Inc. ,
1.80%, 10/15/2030(b) 35,000 31,182
690,940
Office REITs 0 .0%
†
Boston Properties LP ,
2.45%, 10/1/2033 30,000 24,807
5.75%, 1/15/2035 25,000 25,585
Kilroy Realty LP ,
3.05%, 2/15/2030 50,000 46,608
97,000
Oil, Gas & Consumable Fuels 1 .8%
APA Corp. ,
6.10%, 2/15/2035 25,000 25,772
BP Capital Markets America,
Inc. ,
4.23%, 11/6/2028(b) 25,000 25,188
1.75%, 8/10/2030(b) 200,000 179,870
2.72%, 1/12/2032 100,000 91,260
4.89%, 9/11/2033(b) 30,000 30,396
2.77%, 11/10/2050 60,000 37,191
BP Capital Markets plc ,
3.28%, 9/19/2027 60,000 59,573
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 35,000 37,052
Cenovus Energy, Inc. ,
6.75%, 11/15/2039 5,000 5,485
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Cenovus Energy, Inc.,
3.75%, 2/15/2052(b) 35,000 24,802
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027(b) 100,000 100,952
2.74%, 12/31/2039 25,000 21,406
Cheniere Energy Partners LP ,
4.00%, 3/1/2031 50,000 48,686
Chevron Corp. ,
2.00%, 5/11/2027 75,000 73,481
ConocoPhillips Co. ,
5.00%, 1/15/2035 25,000 25,344
3.76%, 3/15/2042 30,000 24,609
5.30%, 5/15/2053(b) 25,000 23,393
4.03%, 3/15/2062 60,000 43,690
Coterra Energy, Inc. ,
5.60%, 3/15/2034(b) 25,000 25,849
Devon Energy Corp. ,
4.50%, 1/15/2030(b) 20,000 20,113
5.00%, 6/15/2045(b) 25,000 22,204
5.75%, 9/15/2054(b) 25,000 23,751
Diamondback Energy, Inc. ,
5.40%, 4/18/2034 15,000 15,361
5.55%, 4/1/2035 25,000 25,735
4.25%, 3/15/2052 25,000 19,617
5.75%, 4/18/2054(b) 15,000 14,331
5.90%, 4/18/2064 10,000 9,552
Eastern Gas Transmission &
Storage, Inc. ,
4.60%, 12/15/2044 25,000 21,369
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 25,000 28,992
Enbridge, Inc. ,
5.70%, 3/8/2033 40,000 41,945
6.70%, 11/15/2053(b) 35,000 38,502
Energy Transfer LP ,
4.20%, 4/15/2027 40,000 40,050
5.55%, 2/15/2028 50,000 51,422
5.25%, 4/15/2029 100,000 102,871
3.75%, 5/15/2030 150,000 146,162
5.60%, 9/1/2034(b) 40,000 41,183
5.30%, 4/15/2047 25,000 22,415
5.40%, 10/1/2047 25,000 22,683
5.00%, 5/15/2050 50,000 42,249
Enterprise Products Operating
LLC ,
2.80%, 1/31/2030 30,000 28,505
4.95%, 2/15/2035 25,000 25,279
4.45%, 2/15/2043 45,000 39,474
4.95%, 10/15/2054 90,000 79,810
EOG Resources, Inc. ,
5.65%, 12/1/2054 25,000 24,566
Equinor ASA ,
3.70%, 4/6/2050 100,000 75,768
Exxon Mobil Corp. ,
3.00%, 8/16/2039 50,000 39,954
4.11%, 3/1/2046 45,000 37,614
Hess Corp. ,
4.30%, 4/1/2027 100,000 100,411
5.60%, 2/15/2041 25,000 25,865

Nationwide Bond Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 30,000 31,612
5.00%, 3/1/2043 40,000 36,668
Kinder Morgan, Inc. ,
4.80%, 2/1/2033 50,000 50,143
5.40%, 2/1/2034 35,000 36,202
5.55%, 6/1/2045 25,000 24,276
5.45%, 8/1/2052 25,000 23,499
Marathon Petroleum Corp. ,
3.80%, 4/1/2028 50,000 49,763
4.50%, 4/1/2048(b) 30,000 24,095
MPLX LP ,
4.00%, 3/15/2028(b) 75,000 74,962
5.40%, 4/1/2035 25,000 25,255
4.50%, 4/15/2038 25,000 22,776
5.20%, 12/1/2047 30,000 26,814
4.70%, 4/15/2048 50,000 41,566
4.95%, 3/14/2052(b) 10,000 8,435
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 50,000 53,762
6.45%, 9/15/2036 50,000 53,334
6.60%, 3/15/2046 20,000 20,678
ONEOK, Inc. ,
5.80%, 11/1/2030(b) 75,000 78,955
6.05%, 9/1/2033 30,000 31,818
5.05%, 11/1/2034 20,000 19,784
4.25%, 9/15/2046 30,000 23,671
5.20%, 7/15/2048 30,000 26,988
6.63%, 9/1/2053(b) 20,000 21,046
5.70%, 11/1/2054 20,000 18,688
5.85%, 11/1/2064 20,000 18,850
Ovintiv, Inc. ,
6.50%, 2/1/2038 30,000 31,671
Phillips 66 ,
5.88%, 5/1/2042 60,000 60,434
3.30%, 3/15/2052 30,000 19,646
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 50,000 42,850
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 250,000 251,513
Shell Finance US, Inc. ,
6.38%, 12/15/2038(e) 150,000 167,450
4.38%, 5/11/2045 25,000 21,566
South Bow USA Infrastructure
Holdings LLC ,
5.58%, 10/1/2034 15,000 15,130
Suncor Energy, Inc. ,
4.00%, 11/15/2047 10,000 7,657
3.75%, 3/4/2051(b) 25,000 17,821
Targa Resources Corp. ,
5.20%, 7/1/2027(b) 25,000 25,375
6.13%, 3/15/2033 30,000 32,056
6.25%, 7/1/2052 25,000 25,300
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029 100,000 98,744
3.46%, 7/12/2049 25,000 17,973
TotalEnergies Capital SA ,
5.64%, 4/5/2064 30,000 29,220
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 50,000 53,395
5.10%, 3/15/2049 35,000 32,437
Valero Energy Corp. ,
6.63%, 6/15/2037 50,000 55,153
Western Midstream Operating
LP ,
4.05%, 2/1/2030(d) 30,000 29,435
5.25%, 2/1/2050(b)(d) 20,000 17,175
Williams Cos., Inc. (The) ,
5.30%, 8/15/2028(b) 75,000 77,278
2.60%, 3/15/2031 25,000 22,883
6.30%, 4/15/2040 25,000 26,923
5.40%, 3/4/2044 50,000 48,048
5.80%, 11/15/2054(b) 25,000 24,592
4,227,117
Paper & Forest Products 0 .0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 25,000 30,231
Suzano Austria GmbH ,
3.75%, 1/15/2031 70,000 66,044
96,275
Passenger Airlines 0 .0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 25,000 23,268
Personal Care Products 0 .0%
†
Estee Lauder Cos., Inc. (The) ,
3.13%, 12/1/2049 15,000 9,980
Kenvue, Inc. ,
4.90%, 3/22/2033(b) 100,000 101,819
111,799
Pharmaceuticals 0 .9%
AstraZeneca plc ,
3.13%, 6/12/2027 30,000 29,801
1.38%, 8/6/2030 75,000 66,639
4.38%, 8/17/2048 45,000 39,063
Bristol-Myers Squibb Co. ,
1.13%, 11/13/2027 40,000 38,272
3.40%, 7/26/2029 30,000 29,464
5.20%, 2/22/2034 40,000 41,387
4.13%, 6/15/2039(b) 40,000 36,131
3.55%, 3/15/2042 50,000 40,183
5.55%, 2/22/2054 50,000 48,917
3.90%, 3/15/2062 45,000 32,502
Eli Lilly & Co. ,
4.50%, 2/9/2027 20,000 20,157
4.20%, 8/14/2029 40,000 40,417
4.70%, 2/9/2034 30,000 30,320
5.10%, 2/12/2035(b) 40,000 41,230
2.25%, 5/15/2050 35,000 19,975
5.00%, 2/9/2054 15,000 13,865
5.05%, 8/14/2054 25,000 23,289
4.95%, 2/27/2063 30,000 26,911
5.10%, 2/9/2064 15,000 13,747
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 90,000 94,823
Johnson & Johnson ,
4.95%, 5/15/2033 87,000 91,355
3.63%, 3/3/2037(b) 70,000 63,291

18 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Johnson & Johnson,
3.70%, 3/1/2046 25,000 20,163
Merck & Co., Inc. ,
4.30%, 5/17/2030 100,000 100,864
4.15%, 5/18/2043(b) 100,000 85,901
4.00%, 3/7/2049(b) 70,000 55,805
Novartis Capital Corp. ,
2.20%, 8/14/2030 100,000 92,539
2.75%, 8/14/2050 20,000 12,775
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2028(b) 70,000 70,735
4.65%, 5/19/2030 100,000 101,934
4.75%, 5/19/2033(b) 65,000 65,655
5.30%, 5/19/2053(b) 55,000 52,164
5.34%, 5/19/2063 40,000 37,206
Pfizer, Inc. ,
1.75%, 8/18/2031(b) 50,000 44,084
3.90%, 3/15/2039 60,000 52,992
4.13%, 12/15/2046 50,000 41,267
Royalty Pharma plc ,
3.55%, 9/2/2050 40,000 27,840
Sanofi SA ,
3.63%, 6/19/2028 25,000 24,942
Takeda Pharmaceutical Co.
Ltd. ,
5.30%, 7/5/2034(b) 200,000 205,499
Utah Acquisition Sub, Inc. ,
5.25%, 6/15/2046 20,000 16,619
Viatris, Inc. ,
4.00%, 6/22/2050 50,000 33,549
Zoetis, Inc. ,
4.70%, 2/1/2043(b) 50,000 45,735
2,070,007
Professional Services 0 .1%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030(b) 100,000 88,468
Concentrix Corp. ,
6.85%, 8/2/2033 20,000 20,250
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028(b) 25,000 26,287
135,005
Real Estate Management & Development 0 .0%
†
CBRE Services, Inc. ,
5.50%, 6/15/2035 15,000 15,459
Residential REITs 0 .1%
American Homes 4 Rent LP ,
5.50%, 2/1/2034 25,000 25,594
AvalonBay Communities, Inc. ,
5.35%, 6/1/2034 10,000 10,350
3.90%, 10/15/2046 15,000 11,969
Camden Property Trust ,
3.35%, 11/1/2049 10,000 7,008
Essex Portfolio LP ,
3.00%, 1/15/2030 50,000 47,565
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs
Invitation Homes Operating
Partnership LP ,
5.50%, 8/15/2033 40,000 41,030
Mid-America Apartments LP ,
4.95%, 3/1/2035 25,000 25,093
Store Capital LLC ,
2.70%, 12/1/2031 50,000 44,253
UDR, Inc. ,
3.20%, 1/15/2030 50,000 48,094
260,956
Retail REITs 0 .1%
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 50,000 49,827
Federal Realty OP LP ,
3.20%, 6/15/2029 20,000 19,328
Kimco Realty OP LLC ,
4.45%, 9/1/2047 50,000 42,667
NNN REIT, Inc. ,
3.50%, 4/15/2051 25,000 17,653
Realty Income Corp. ,
3.25%, 6/15/2029 90,000 87,623
4.00%, 7/15/2029 25,000 24,939
5.13%, 2/15/2034(b) 15,000 15,328
5.13%, 4/15/2035 25,000 25,404
Regency Centers LP ,
2.95%, 9/15/2029 25,000 23,996
306,765
Semiconductors & Semiconductor Equipment 0 .6%
Analog Devices, Inc. ,
2.10%, 10/1/2031(b) 65,000 57,788
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 53,229
Broadcom, Inc. ,
5.05%, 7/12/2027 16,000 16,284
4.15%, 11/15/2030 128,000 127,302
3.47%, 4/15/2034 35,000 31,819
4.93%, 5/15/2037(e) 100,000 98,476
3.50%, 2/15/2041 50,000 40,600
3.75%, 2/15/2051(b) 50,000 37,726
Intel Corp. ,
3.75%, 3/25/2027 50,000 49,855
4.88%, 2/10/2028 35,000 35,541
5.13%, 2/10/2030(b) 50,000 51,287
5.20%, 2/10/2033(b) 50,000 50,992
2.80%, 8/12/2041(b) 45,000 31,798
3.73%, 12/8/2047(b) 30,000 21,604
3.05%, 8/12/2051 75,000 46,729
5.70%, 2/10/2053 20,000 18,881
3.10%, 2/15/2060 35,000 20,081
5.90%, 2/10/2063 25,000 23,839
KLA Corp. ,
3.30%, 3/1/2050 50,000 35,048
Lam Research Corp. ,
2.88%, 6/15/2050 35,000 22,748
Micron Technology, Inc. ,
5.88%, 9/15/2033 50,000 53,188
NVIDIA Corp. ,
3.50%, 4/1/2050(b) 40,000 29,626

Nationwide Bond Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
NXP BV ,
4.30%, 6/18/2029(b) 50,000 50,138
5.00%, 1/15/2033(b) 50,000 50,629
QUALCOMM, Inc. ,
1.65%, 5/20/2032(b) 100,000 85,312
4.65%, 5/20/2035 100,000 100,007
Texas Instruments, Inc. ,
4.15%, 5/15/2048 20,000 16,552
5.00%, 3/14/2053(b) 35,000 32,210
TSMC Arizona Corp. ,
2.50%, 10/25/2031 200,000 182,068
1,471,357
Software 0 .5%
Adobe, Inc. ,
4.80%, 4/4/2029(b) 30,000 30,798
Intuit, Inc. ,
5.50%, 9/15/2053 15,000 14,477
Microsoft Corp. ,
3.50%, 2/12/2035(b) 65,000 60,872
3.45%, 8/8/2036(b) 30,000 27,175
3.70%, 8/8/2046 30,000 23,836
2.50%, 9/15/2050 50,000 30,160
2.92%, 3/17/2052 100,000 65,138
Oracle Corp. ,
3.25%, 11/15/2027 50,000 49,039
4.20%, 9/27/2029(b) 25,000 24,594
4.65%, 5/6/2030 80,000 79,180
2.88%, 3/25/2031(b) 50,000 44,919
6.25%, 11/9/2032 20,000 20,876
4.30%, 7/8/2034(b) 100,000 90,305
4.70%, 9/27/2034(b) 25,000 23,204
5.20%, 9/26/2035(b) 50,000 47,650
3.60%, 4/1/2040 100,000 73,859
3.60%, 4/1/2050 25,000 15,594
6.90%, 11/9/2052(b) 20,000 19,620
5.55%, 2/6/2053 70,000 58,201
5.38%, 9/27/2054(b) 50,000 40,173
3.85%, 4/1/2060 100,000 60,678
5.50%, 9/27/2064(b) 25,000 19,814
Roper Technologies, Inc. ,
1.75%, 2/15/2031(b) 20,000 17,556
Salesforce, Inc. ,
2.90%, 7/15/2051 50,000 31,275
ServiceNow, Inc. ,
1.40%, 9/1/2030 75,000 66,126
Synopsys, Inc. ,
4.55%, 4/1/2027 25,000 25,178
4.85%, 4/1/2030(b) 25,000 25,512
5.00%, 4/1/2032 25,000 25,579
5.15%, 4/1/2035 25,000 25,341
VMware LLC ,
3.90%, 8/21/2027(b) 25,000 25,006
2.20%, 8/15/2031 100,000 89,028
Workday, Inc. ,
3.80%, 4/1/2032(b) 30,000 28,655
1,279,418
Specialized REITs 0 .2%
American Tower Corp. ,
5.80%, 11/15/2028(b) 50,000 52,211
3.70%, 10/15/2049(b) 30,000 22,318
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
American Tower Corp.,
2.95%, 1/15/2051 30,000 19,087
Crown Castle, Inc. ,
5.00%, 1/11/2028(b) 90,000 91,403
2.25%, 1/15/2031 30,000 26,832
4.00%, 11/15/2049 35,000 26,320
CubeSmart LP ,
2.25%, 12/15/2028(b) 40,000 38,044
2.50%, 2/15/2032 45,000 39,930
Equinix, Inc. ,
3.20%, 11/18/2029 35,000 33,695
2.15%, 7/15/2030 100,000 90,809
Extra Space Storage LP ,
5.50%, 7/1/2030 30,000 31,217
5.40%, 2/1/2034 25,000 25,588
Public Storage Operating Co. ,
2.25%, 11/9/2031(b) 50,000 44,734
542,188
Specialty Retail 0 .3%
AutoNation, Inc. ,
2.40%, 8/1/2031(b) 25,000 22,117
AutoZone, Inc. ,
4.75%, 2/1/2033(b) 35,000 34,962
Home Depot, Inc. (The) ,
1.50%, 9/15/2028 30,000 28,367
2.95%, 6/15/2029 40,000 38,794
2.70%, 4/15/2030 100,000 94,683
3.25%, 4/15/2032(b) 25,000 23,564
5.88%, 12/16/2036 25,000 26,979
4.40%, 3/15/2045(b) 50,000 43,544
4.50%, 12/6/2048 45,000 38,898
2.38%, 3/15/2051 20,000 11,508
5.30%, 6/25/2054(b) 60,000 57,597
Lowe's Cos., Inc. ,
3.65%, 4/5/2029(b) 50,000 49,397
3.75%, 4/1/2032(b) 85,000 81,530
5.00%, 4/15/2040 30,000 29,022
4.05%, 5/3/2047 40,000 31,826
3.00%, 10/15/2050 5,000 3,204
4.25%, 4/1/2052 35,000 27,796
5.85%, 4/1/2063 25,000 24,603
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030(b) 50,000 49,789
718,180
Technology Hardware, Storage & Peripherals 0 .2%
Apple, Inc. ,
3.00%, 11/13/2027 50,000 49,534
1.65%, 5/11/2030 25,000 22,734
1.65%, 2/8/2031 100,000 89,269
3.85%, 5/4/2043 50,000 42,105
4.38%, 5/13/2045 145,000 128,656
2.65%, 2/8/2051 50,000 30,858
2.80%, 2/8/2061 15,000 8,649
Dell International LLC ,
4.85%, 2/1/2035(b) 25,000 24,466
3.38%, 12/15/2041 25,000 18,896
8.35%, 7/15/2046(b) 13,000 16,380
3.45%, 12/15/2051 25,000 17,091

20 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise
Co. ,
4.40%, 9/25/2027(b) 30,000 30,155
5.00%, 10/15/2034(b) 20,000 19,695
6.35%, 10/15/2045(d) 25,000 25,456
5.60%, 10/15/2054(b) 15,000 13,726
HP, Inc. ,
4.00%, 4/15/2029 10,000 9,899
6.00%, 9/15/2041(b) 25,000 24,907
572,476
Textiles, Apparel & Luxury Goods 0 .0%
†
NIKE, Inc. ,
2.85%, 3/27/2030(b) 50,000 47,711
3.38%, 11/1/2046 30,000 22,225
69,936
Tobacco 0 .3%
Altria Group, Inc. ,
2.45%, 2/4/2032(b) 50,000 44,250
5.63%, 2/6/2035 25,000 25,943
3.88%, 9/16/2046 65,000 48,864
3.70%, 2/4/2051 30,000 21,163
BAT Capital Corp. ,
4.39%, 8/15/2037 100,000 91,802
4.76%, 9/6/2049 25,000 21,158
BAT International Finance plc ,
5.93%, 2/2/2029(b) 50,000 52,483
Philip Morris International,
Inc. ,
5.13%, 11/17/2027(b) 20,000 20,423
5.63%, 11/17/2029(b) 20,000 21,037
5.13%, 2/15/2030 75,000 77,422
5.38%, 2/15/2033(b) 50,000 52,037
5.25%, 2/13/2034 30,000 30,970
4.13%, 3/4/2043 70,000 59,505
Reynolds American, Inc. ,
5.70%, 8/15/2035(b) 75,000 78,026
645,083
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
3.63%, 12/1/2027 150,000 148,782
3.13%, 12/1/2030 50,000 46,689
2.88%, 1/15/2032(b) 30,000 26,995
GATX Corp. ,
4.00%, 6/30/2030 100,000 98,113
3.10%, 6/1/2051 15,000 9,560
330,139
Water Utilities 0 .0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 25,000 21,268
5.45%, 3/1/2054(b) 45,000 43,684
Essential Utilities, Inc. ,
3.35%, 4/15/2050(b) 25,000 17,278
82,230
Wireless Telecommunication Services 0 .3%
America Movil SAB de CV ,
6.38%, 3/1/2035 83,000 91,118
Rogers Communications, Inc. ,
3.20%, 3/15/2027 10,000 9,910
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
Rogers Communications, Inc.,
5.00%, 3/15/2044 75,000 67,236
T-Mobile USA, Inc. ,
3.75%, 4/15/2027 50,000 49,871
4.80%, 7/15/2028 20,000 20,355
3.38%, 4/15/2029 50,000 48,808
3.88%, 4/15/2030 100,000 98,286
2.55%, 2/15/2031 30,000 27,443
5.05%, 7/15/2033 20,000 20,322
4.70%, 1/15/2035 25,000 24,463
5.30%, 5/15/2035(b) 25,000 25,491
4.38%, 4/15/2040 50,000 44,677
4.50%, 4/15/2050(b) 50,000 41,082
5.65%, 1/15/2053(b) 30,000 28,846
5.75%, 1/15/2054 10,000 9,752
5.80%, 9/15/2062 25,000 24,508
Vodafone Group plc ,
6.15%, 2/27/2037 15,000 16,344
4.25%, 9/17/2050(b) 45,000 35,540
5.88%, 6/28/2064(b) 20,000 19,480
703,532
Total Corporate Bonds
(cost $58,664,330)
55,852,392
Foreign Government Securities 1 .8%
CANADA 0 .3%
Canada Government Bond ,
4.00%, 3/18/2030 50,000 50,515
Province of Alberta ,
3.30%, 3/15/2028 50,000 49,551
Province of British Columbia ,
4.80%, 11/15/2028 50,000 51,402
3.90%, 8/27/2030(b) 50,000 49,920
Province of New Brunswick ,
3.63%, 2/24/2028 50,000 49,829
Province of Ontario ,
3.70%, 9/17/2029 60,000 59,814
1.13%, 10/7/2030 200,000 176,016
Province of Quebec ,
3.63%, 4/13/2028 25,000 24,961
7.50%, 9/15/2029 50,000 56,143
4.63%, 8/28/2035 50,000 50,270
618,421
CHILE 0 .1%
Republic of Chile ,
3.10%, 1/22/2061 200,000 123,980
HUNGARY 0 .0%
†
Hungary Government Bond ,
7.63%, 3/29/2041 26,000 30,218
INDONESIA 0 .2%
Republic of Indonesia ,
1.85%, 3/12/2031 200,000 176,509
3.55%, 3/31/2032 200,000 189,010
365,519

Nationwide Bond Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 21
Foreign Government Securities
Principal
Amount ($) Value ($)
ISRAEL 0 .2%
State of Israel Government
Bond ,
5.38%, 3/12/2029 200,000 205,511
4.50%, 1/17/2033 200,000 195,543
401,054
ITALY 0 .1%
Italian Republic Government
Bond ,
2.88%, 10/17/2029 200,000 192,222
MEXICO 0 .3%
United Mexican States ,
3.75%, 1/11/2028 200,000 197,610
2.66%, 5/24/2031 200,000 177,220
3.50%, 2/12/2034 200,000 172,300
6.05%, 1/11/2040 20,000 19,770
5.00%, 4/27/2051 300,000 239,595
806,495
PANAMA 0 .1%
Republic of Panama ,
3.16%, 1/23/2030 200,000 187,360
6.70%, 1/26/2036 135,000 143,782
331,142
PERU 0 .1%
Republic of Peru ,
3.00%, 1/15/2034 120,000 104,064
5.38%, 2/8/2035 50,000 50,925
3.30%, 3/11/2041 120,000 92,052
247,041
PHILIPPINES 0 .1%
Republic of Philippines ,
6.38%, 10/23/2034 250,000 277,365
POLAND 0 .1%
Republic of Poland ,
4.88%, 2/12/2030 50,000 51,390
4.88%, 10/4/2033 50,000 50,505
5.38%, 2/12/2035 50,000 51,377
5.50%, 3/18/2054 60,000 56,918
210,190
SOUTH KOREA 0 .1%
Export-Import Bank of Korea ,
4.50%, 1/11/2029 200,000 204,042
SWEDEN 0 .1%
Svensk Exportkredit AB ,
2.25%, 3/22/2027 200,000 196,852
URUGUAY 0 .0%
†
Oriental Republic of Uruguay ,
5.10%, 6/18/2050 100,000 93,115
4.98%, 4/20/2055 25,000 22,531
115,646
Total Foreign Government Securities
(cost $4,293,166)
4,120,187
Mortgage-Backed Securities 24 .0%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J18127
3.00%, 3/1/2027 6,033 5,994
Pool# J18702
3.00%, 3/1/2027 5,891 5,855
Pool# J19106
3.00%, 5/1/2027 3,266 3,242
Pool# C00566
7.50%, 12/1/2027 48 48
Pool# C18271
7.00%, 11/1/2028 245 256
Pool# C00678
7.00%, 11/1/2028 74 77
Pool# C00836
7.00%, 7/1/2029 73 76
Pool# C31285
7.00%, 9/1/2029 139 145
Pool# C37436
8.00%, 1/1/2030 236 247
Pool# C36429
7.00%, 2/1/2030 218 228
Pool# C36306
7.00%, 2/1/2030 143 150
Pool# C00921
7.50%, 2/1/2030 203 209
Pool# G01108
7.00%, 4/1/2030 53 55
Pool# J32255
3.00%, 7/1/2030 7,389 7,269
Pool# C41561
8.00%, 8/1/2030 736 756
Pool# C01051
8.00%, 9/1/2030 316 330
Pool# C43550
7.00%, 10/1/2030 495 518
Pool# C44017
7.50%, 10/1/2030 169 172
Pool# C44957
8.00%, 11/1/2030 328 335
Pool# C01106
7.00%, 12/1/2030 1,373 1,435
Pool# C01103
7.50%, 12/1/2030 108 113
Pool# C46932
7.50%, 1/1/2031 256 261
Pool# C01116
7.50%, 1/1/2031 115 119
Pool# G01217
7.00%, 3/1/2031 1,397 1,461
Pool# C91366
4.50%, 4/1/2031 19,218 19,374
Pool# G18605
3.00%, 6/1/2031 3,228 3,165
Pool# C91377
4.50%, 6/1/2031 10,217 10,302
Pool# C53324
7.00%, 6/1/2031 634 663
Pool# C54792
7.00%, 7/1/2031 292 305
Pool# J35107
2.50%, 8/1/2031 9,244 8,960
Pool# G01309
7.00%, 8/1/2031 207 216

22 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G01311
7.00%, 9/1/2031 1,297 1,356
Pool# C01222
7.00%, 9/1/2031 198 207
Pool# G01315
7.00%, 9/1/2031 50 52
Pool# J35522
2.50%, 10/1/2031 42,848 41,515
Pool# C58694
7.00%, 10/1/2031 1,802 1,884
Pool# C60012
7.00%, 11/1/2031 207 216
Pool# C61298
8.00%, 11/1/2031 895 915
Pool# J35957
2.50%, 12/1/2031 83,183 80,613
Pool# C61105
7.00%, 12/1/2031 2,116 2,213
Pool# C63171
7.00%, 1/1/2032 1,160 1,213
Pool# V61548
2.50%, 2/1/2032 91,889 88,924
Pool# G01391
7.00%, 4/1/2032 2,324 2,434
Pool# C01345
7.00%, 4/1/2032 1,047 1,095
Pool# C01370
8.00%, 4/1/2032 277 285
Pool# G16285
3.50%, 5/1/2032 6,485 6,425
Pool# C01381
8.00%, 5/1/2032 4,084 4,302
Pool# C68290
7.00%, 6/1/2032 1,036 1,083
Pool# C68300
7.00%, 6/1/2032 294 307
Pool# G01449
7.00%, 7/1/2032 1,533 1,603
Pool# C69908
7.00%, 8/1/2032 7,856 8,216
Pool# C91558
3.50%, 9/1/2032 25,307 24,927
Pool# G16407
2.50%, 1/1/2033 31,376 30,307
Pool# G01536
7.00%, 3/1/2033 2,009 2,101
Pool# G30646
3.00%, 5/1/2033 45,464 44,169
Pool# G30642
3.00%, 5/1/2033 22,962 22,289
Pool# K90535
3.00%, 5/1/2033 9,466 9,184
Pool# A16419
6.50%, 11/1/2033 7,053 7,301
Pool# A16522
6.50%, 12/1/2033 3,485 3,612
Pool# A21356
6.50%, 4/1/2034 9,072 9,392
Pool# C01851
6.50%, 4/1/2034 8,388 8,696
Pool# A24301
6.50%, 5/1/2034 13,717 14,407
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A22067
6.50%, 5/1/2034 5,239 5,429
Pool# A24988
6.50%, 7/1/2034 5,397 5,587
Pool# G01741
6.50%, 10/1/2034 2,200 2,304
Pool# G08023
6.50%, 11/1/2034 4,842 5,032
Pool# G08064
6.50%, 4/1/2035 3,225 3,409
Pool# G01947
7.00%, 5/1/2035 2,086 2,182
Pool# A39759
5.50%, 11/1/2035 2,192 2,282
Pool# A40376
5.50%, 12/1/2035 899 929
Pool# A42305
5.50%, 1/1/2036 2,955 3,076
Pool# A41548
7.00%, 1/1/2036 3,481 3,640
Pool# G08111
5.50%, 2/1/2036 5,948 6,211
Pool# A43861
5.50%, 3/1/2036 18,255 18,870
Pool# G08116
5.50%, 3/1/2036 7,317 7,640
Pool# A43534
6.50%, 3/1/2036 958 992
Pool# A48735
5.50%, 5/1/2036 3,760 3,887
Pool# G08136
6.50%, 6/1/2036 3,103 3,268
Pool# A53039
6.50%, 10/1/2036 24,589 25,696
Pool# C91982
3.50%, 3/1/2038 27,940 27,013
Pool# G04251
6.50%, 4/1/2038 1,449 1,535
Pool# G04569
6.50%, 8/1/2038 1,890 1,984
Pool# A84252
6.50%, 1/1/2039 9,757 10,336
Pool# A84287
6.50%, 1/1/2039 5,616 5,950
Pool# G60342
4.50%, 5/1/2042 41,664 41,882
Pool# G07158
3.50%, 10/1/2042 45,995 43,722
Pool# Q12051
3.50%, 10/1/2042 44,653 42,529
Pool# G07163
3.50%, 10/1/2042 37,774 35,913
Pool# Q11532
3.50%, 10/1/2042 35,968 34,185
Pool# Q12052
3.50%, 10/1/2042 19,010 18,074
Pool# C09020
3.50%, 11/1/2042 166,434 158,183
Pool# G07264
3.50%, 12/1/2042 72,248 68,666
Pool# Q14292
3.50%, 1/1/2043 19,426 18,502

Nationwide Bond Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 23
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q14881
3.50%, 1/1/2043 16,728 15,890
Pool# V80002
2.50%, 4/1/2043 122,208 108,326
Pool# Q16915
3.00%, 4/1/2043 208,905 193,679
Pool# Q17675
3.50%, 4/1/2043 93,813 89,458
Pool# G07410
3.50%, 7/1/2043 35,880 34,215
Pool# Q20332
3.50%, 7/1/2043 7,174 6,809
Pool# G07946
4.00%, 7/1/2044 35,146 34,362
Pool# Q28607
3.50%, 9/1/2044 32,957 31,270
Pool# G61231
3.50%, 9/1/2044 5,591 5,310
Pool# G08609
3.50%, 10/1/2044 14,020 13,295
Pool# Q30833
4.00%, 1/1/2045 3,210 3,130
Pool# V81873
4.00%, 8/1/2045 6,844 6,674
Pool# G08669
4.00%, 9/1/2045 35,291 34,408
Pool# Q38357
4.00%, 1/1/2046 2,465 2,402
Pool# G61365
4.50%, 1/1/2046 31,608 31,677
Pool# G08697
3.00%, 3/1/2046 56,827 51,911
Pool# Q39440
4.00%, 3/1/2046 2,284 2,227
Pool# G08704
4.50%, 4/1/2046 4,571 4,581
Pool# Q40097
4.50%, 4/1/2046 1,163 1,165
Pool# Q40718
3.50%, 5/1/2046 10,202 9,647
Pool# G08707
4.00%, 5/1/2046 44,146 43,021
Pool# G08708
4.50%, 5/1/2046 3,963 3,972
Pool# Q41548
3.00%, 7/1/2046 10,235 9,349
Pool# Q41903
3.50%, 7/1/2046 58,699 55,553
Pool# Q41491
3.50%, 7/1/2046 6,823 6,446
Pool# Q41935
3.50%, 7/1/2046 4,972 4,702
Pool# G61791
4.00%, 7/1/2046 6,838 6,670
Pool# Q41947
4.50%, 7/1/2046 973 975
Pool# G08715
3.00%, 8/1/2046 79,968 72,878
Pool# Q42596
3.50%, 8/1/2046 50,734 48,119
Pool# Q42203
3.50%, 8/1/2046 9,873 9,363
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q42393
3.50%, 8/1/2046 8,768 8,271
Pool# G61323
3.00%, 9/1/2046 101,162 93,542
Pool# G08721
3.00%, 9/1/2046 58,900 53,656
Pool# V82617
3.50%, 9/1/2046 37,546 35,408
Pool# G08722
3.50%, 9/1/2046 8,177 7,754
Pool# G60733
4.50%, 9/1/2046 16,111 16,146
Pool# G60722
3.00%, 10/1/2046 152,880 139,600
Pool# Q44035
3.00%, 10/1/2046 73,363 66,775
Pool# G61815
4.00%, 10/1/2046 4,010 3,909
Pool# G61257
3.00%, 11/1/2046 146,656 133,342
Pool# Q44452
3.00%, 11/1/2046 33,536 30,520
Pool# G08732
3.00%, 11/1/2046 9,615 8,751
Pool# Q44473
3.50%, 11/1/2046 7,951 7,498
Pool# Q44223
3.50%, 11/1/2046 5,548 5,223
Pool# G08734
4.00%, 11/1/2046 70,616 68,814
Pool# G08737
3.00%, 12/1/2046 422,734 384,660
Pool# G60989
3.00%, 12/1/2046 60,712 55,350
Pool# Q45878
3.00%, 12/1/2046 11,130 10,108
Pool# G61862
3.50%, 12/1/2046 9,379 8,879
Pool# G08741
3.00%, 1/1/2047 86,284 78,197
Pool# G08747
3.00%, 2/1/2047 147,108 133,820
Pool# G08748
3.50%, 2/1/2047 13,471 12,677
Pool# Q47484
3.50%, 4/1/2047 14,490 13,721
Pool# G60988
3.00%, 5/1/2047 334,705 305,631
Pool# Q48098
3.50%, 5/1/2047 48,616 45,807
Pool# G61390
3.00%, 6/1/2047 137,940 125,557
Pool# G61339
3.00%, 8/1/2047 32,443 29,548
Pool# Q53085
3.00%, 9/1/2047 23,861 21,823
Pool# G61622
3.00%, 10/1/2047 78,630 71,661
Pool# G08785
4.00%, 10/1/2047 3,071 2,983
Pool# Q52075
4.00%, 11/1/2047 51,146 49,963

24 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# T65458
3.50%, 2/1/2048 52,464 48,870
Pool# G08800
3.50%, 2/1/2048 7,070 6,600
Pool# G08801
4.00%, 2/1/2048 20,712 20,174
Pool# Q54727
3.50%, 3/1/2048 18,751 17,629
Pool# Q55401
5.00%, 4/1/2048 4,028 4,110
Pool# G08817
4.00%, 6/1/2048 4,282 4,171
Pool# G08827
4.50%, 7/1/2048 32,346 32,219
Pool# Q57401
4.50%, 7/1/2048 9,073 9,028
Pool# Q57402
4.50%, 7/1/2048 3,225 3,222
Pool# G08831
4.00%, 8/1/2048 35,368 34,438
Pool# G67716
4.50%, 10/1/2048 39,997 39,911
Pool# G61846
4.00%, 1/1/2049 61 60
Pool# V85279
3.50%, 4/1/2049 14,556 13,716
FHLMC Non Gold Pool
Pool# 1B8478
6.60%, 7/1/2041(a) 5,458 5,678
Pool# 2B0108
6.77%, 1/1/2042(a) 57 59
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 176,267 170,502
Pool# SB8500
2.50%, 7/1/2035 151,276 143,913
Pool# SB0479
2.50%, 10/1/2035 37,277 35,341
Pool# RC1826
2.00%, 2/1/2036 165,493 152,983
Pool# SB8092
1.50%, 3/1/2036 41,342 37,445
Pool# RC1887
2.00%, 3/1/2036 259,842 240,683
Pool# RC2045
2.00%, 6/1/2036 13,728 12,690
Pool# QN8913
2.00%, 12/1/2036 45,635 42,184
Pool# RC2402
2.00%, 1/1/2037 60,785 56,187
Pool# RC2399
2.00%, 1/1/2037 44,899 41,585
Pool# SB8140
1.50%, 2/1/2037 115,226 104,001
Pool# SB0725
4.00%, 8/1/2037 2,569 2,536
Pool# SB1009
4.00%, 2/1/2038 2,721 2,688
Pool# SB8346
4.00%, 12/1/2039 39,684 39,164
Pool# ZM2339
3.50%, 1/1/2047 45,719 43,083
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA3022
2.50%, 6/1/2050 178,305 152,941
Pool# SD7521
2.50%, 7/1/2050 424,605 368,358
Pool# SD8074
3.00%, 7/1/2050 30,138 26,815
Pool# SD7523
2.50%, 8/1/2050 203,242 176,651
Pool# SD1143
4.50%, 9/1/2050 70,560 70,266
Pool# SD0514
2.00%, 10/1/2050 165,511 136,914
Pool# RA3723
2.00%, 10/1/2050 92,129 75,925
Pool# RA3932
2.50%, 11/1/2050 201,865 171,899
Pool# RA3987
2.50%, 11/1/2050 104,065 89,439
Pool# RA4351
2.50%, 1/1/2051 241,080 205,890
Pool# RA4652
2.00%, 2/1/2051 1,063,663 876,560
Pool# RA4493
2.00%, 2/1/2051 668,244 546,346
Pool# QB9104
2.00%, 2/1/2051 284,861 232,989
Pool# RA4737
2.00%, 3/1/2051 817,829 670,223
Pool# RA4718
2.00%, 3/1/2051 476,866 392,984
Pool# SD7537
2.00%, 3/1/2051 120,474 99,241
Pool# SD8140
2.00%, 4/1/2051 650,325 531,697
Pool# SD0576
2.50%, 4/1/2051 59,116 50,225
Pool# QC2070
2.00%, 5/1/2051 52,318 43,213
Pool# RA5436
2.00%, 6/1/2051 160,446 130,877
Pool# RA5398
2.00%, 7/1/2051 199,541 164,750
Pool# RA6091
2.00%, 10/1/2051 163,092 133,459
Pool# RA6236
2.00%, 11/1/2051 187,024 154,056
Pool# RA6959
2.50%, 3/1/2052 34,888 30,187
Pool# QE0374
2.50%, 4/1/2052 222,442 189,942
Pool# RA7154
4.00%, 4/1/2052 38,944 37,422
Pool# SD8212
2.50%, 5/1/2052 208,126 177,718
Pool# RA7779
4.50%, 8/1/2052 5,806 5,723
Pool# RA7933
5.00%, 9/1/2052 56,414 57,137
Pool# SD1926
5.50%, 11/1/2052 154,103 158,703
Pool# SD7557
4.50%, 12/1/2052 123,370 122,338

Nationwide Bond Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 25
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD2248
5.00%, 1/1/2053 65,436 66,252
Pool# QF5629
6.00%, 1/1/2053 13,123 13,828
Pool# RA8554
6.00%, 2/1/2053 97,469 100,152
Pool# SD2660
5.00%, 4/1/2053 122,025 122,621
Pool# SD2661
5.50%, 4/1/2053 49,503 50,419
Pool# SD8324
5.50%, 5/1/2053 116,480 118,475
Pool# SD2890
5.50%, 5/1/2053 29,602 30,432
Pool# SD2905
5.50%, 5/1/2053 27,802 28,304
Pool# SD3148
5.00%, 6/1/2053 131,664 133,611
Pool# SD3085
5.50%, 6/1/2053 19,091 19,602
Pool# SD3260
6.00%, 6/1/2053 37,922 39,435
Pool# SD3565
4.50%, 8/1/2053 12,226 12,069
Pool# SD3603
6.00%, 8/1/2053 45,487 47,452
Pool# RJ0007
6.50%, 10/1/2053 38,070 39,967
Pool# SD4350
6.50%, 10/1/2053 12,966 13,436
Pool# SD4340
5.50%, 11/1/2053 277,820 285,438
Pool# SD4630
6.00%, 12/1/2053 53,904 56,069
Pool# SL1453
6.00%, 12/1/2053 27,768 28,596
Pool# RJ0530
6.50%, 12/1/2053 71,604 74,253
Pool# RJ0527
6.50%, 12/1/2053 9,286 9,621
Pool# RJ0717
6.50%, 1/1/2054 6,948 7,225
Pool# RJ0841
6.00%, 2/1/2054 54,737 56,926
Pool# RJ0858
6.50%, 2/1/2054 49,564 51,498
Pool# SD4870
6.50%, 2/1/2054 23,554 24,427
Pool# SD5616
6.00%, 5/1/2054 393,036 407,243
Pool# RJ1437
6.50%, 5/1/2054 47,045 49,571
Pool# SD6025
6.00%, 8/1/2054 138,917 142,533
Pool# RJ2746
5.50%, 11/1/2054 251,886 256,565
Pool# SD8491
5.00%, 12/1/2054 140,597 140,636
Pool# SL0050
5.50%, 1/1/2055 500,767 514,192
Pool# RJ3311
6.50%, 1/1/2055 72,355 75,845
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SL0425
6.00%, 2/1/2055 72,910 75,883
Pool# SL0844
6.50%, 4/1/2055 218,998 226,710
Pool# RJ4130
6.00%, 5/1/2055 73,744 76,248
Pool# RQ0028
6.00%, 7/1/2055 351,871 360,184
Pool# SL2010
6.00%, 8/1/2055 23,939 24,693
Pool# SL1901
6.00%, 8/1/2055 22,385 22,957
Pool# SL2633
6.00%, 9/1/2055 160,459 164,584
Pool# SL3206
5.00%, 11/1/2055 81,806 82,320
Pool# SL3208
5.50%, 11/1/2055 124,764 127,486
FNMA Pool
Pool# AC9890
6.61%, 4/1/2040(a) 53,688 55,389
Pool# AJ1249
6.56%, 9/1/2041(a) 16,717 17,501
Pool# AL1437
6.39%, 1/1/2042(a) 4,029 4,180
Pool# AK0714
6.71%, 2/1/2042(a) 1,055 1,096
Pool# AP1961
6.32%, 8/1/2042(a) 9,520 9,936
Pool# BF0206
4.00%, 2/1/2047 24,234 23,451
Pool# BF0200
3.50%, 11/1/2051 146,868 135,553
FNMA UMBS Pool
Pool# AP4746
3.00%, 8/1/2027 4,610 4,573
Pool# AP4640
3.00%, 9/1/2027 4,174 4,136
Pool# AQ5096
3.00%, 11/1/2027 8,669 8,582
Pool# AQ4532
3.00%, 11/1/2027 8,318 8,236
Pool# AQ3758
3.00%, 11/1/2027 6,925 6,854
Pool# AB6886
3.00%, 11/1/2027 3,686 3,650
Pool# AS0487
2.50%, 9/1/2028 26,096 25,701
Pool# 930998
4.50%, 4/1/2029 769 770
Pool# MA0243
5.00%, 11/1/2029 2,557 2,592
Pool# AL8077
3.50%, 12/1/2029 2,726 2,709
Pool# MA0268
5.00%, 12/1/2029 2,451 2,486
Pool# AD5655
5.00%, 5/1/2030 7,568 7,643
Pool# MA0443
5.00%, 5/1/2030 3,234 3,277
Pool# AB1038
5.00%, 5/1/2030 3,232 3,264

26 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS5420
3.00%, 7/1/2030 15,563 15,292
Pool# MA0559
5.00%, 9/1/2030 1,025 1,035
Pool# AZ9234
3.50%, 10/1/2030 2,494 2,466
Pool# AH1515
4.00%, 12/1/2030 60,897 60,731
Pool# AD0716
6.50%, 12/1/2030 28,372 29,341
Pool# MA0641
4.00%, 2/1/2031 56,315 56,157
Pool# 560868
7.50%, 2/1/2031 79 79
Pool# BC5968
2.50%, 4/1/2031 13,538 13,129
Pool# BC4430
3.00%, 4/1/2031 4,719 4,630
Pool# AL8566
3.00%, 6/1/2031 16,332 16,002
Pool# AL8565
3.00%, 6/1/2031 14,131 13,836
Pool# AS8028
2.50%, 9/1/2031 47,989 46,470
Pool# 607212
7.50%, 10/1/2031 1,330 1,349
Pool# BM3814
2.50%, 12/1/2031 24,498 23,748
Pool# AS8609
3.00%, 1/1/2032 23,447 22,900
Pool# AL9585
3.50%, 1/1/2032 5,309 5,257
Pool# AS8767
3.00%, 2/1/2032 16,890 16,515
Pool# BM4624
3.00%, 2/1/2032 16,755 16,426
Pool# AL9871
3.00%, 2/1/2032 6,853 6,712
Pool# BM3269
2.50%, 4/1/2032 44,635 43,151
Pool# BM4088
3.00%, 6/1/2032 15,399 15,101
Pool# MA1107
3.50%, 7/1/2032 16,516 16,261
Pool# BH6610
3.50%, 7/1/2032 5,389 5,332
Pool# BM1669
3.00%, 8/1/2032 8,593 8,387
Pool# BM5167
3.50%, 9/1/2032 3,000 2,971
Pool# BH9391
3.50%, 10/1/2032 3,951 3,909
Pool# BM3977
3.00%, 12/1/2032 33,034 32,273
Pool# CA0951
3.00%, 12/1/2032 23,937 23,363
Pool# FM1661
2.50%, 1/1/2033 74,675 72,891
Pool# BM4338
2.50%, 1/1/2033 41,702 40,437
Pool# 656559
6.50%, 2/1/2033 6,932 7,169
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 694846
6.50%, 4/1/2033 969 1,013
Pool# AB9402
3.00%, 5/1/2033 60,240 58,514
Pool# AB9403
3.00%, 5/1/2033 24,558 23,803
Pool# MA1527
3.00%, 8/1/2033 104,974 101,717
Pool# 750229
6.50%, 10/1/2033 8,207 8,488
Pool# 725228
6.00%, 3/1/2034 140,241 145,608
Pool# 788027
6.50%, 9/1/2034 11,697 12,214
Pool# FM4900
2.00%, 12/1/2035 39,331 36,432
Pool# CA8789
2.00%, 2/1/2036 243,285 224,897
Pool# CA9145
2.00%, 2/1/2036 194,521 179,819
Pool# FM5571
2.00%, 2/1/2036 102,507 94,813
Pool# CA9475
2.00%, 3/1/2036 64,416 59,547
Pool# CB0262
2.00%, 4/1/2036 1,312,151 1,212,946
Pool# FM8538
2.00%, 8/1/2036 14,322 13,244
Pool# AL4260
5.50%, 9/1/2036 11,352 11,538
Pool# MA4441
1.50%, 10/1/2036 31,549 28,539
Pool# FS0155
2.00%, 12/1/2036 45,491 42,050
Pool# BU1381
2.00%, 12/1/2036 30,855 28,520
Pool# CB2709
2.00%, 1/1/2037 74,634 68,989
Pool# MA4535
1.50%, 2/1/2037 217,282 196,249
Pool# MA4566
1.50%, 3/1/2037 369,884 334,074
Pool# CB3441
2.50%, 4/1/2037 24,362 23,015
Pool# FS2497
1.50%, 8/1/2037 30,921 27,927
Pool# MA4726
4.00%, 9/1/2037 3,969 3,921
Pool# MA4797
4.00%, 11/1/2037 4,906 4,846
Pool# 955194
7.00%, 11/1/2037 45,192 47,701
Pool# MA5223
4.00%, 11/1/2038 1,347 1,329
Pool# AB1735
3.50%, 11/1/2040 4,167 3,994
Pool# AB2067
3.50%, 1/1/2041 104,070 99,944
Pool# AB2068
3.50%, 1/1/2041 61,317 58,841
Pool# 932888
3.50%, 1/1/2041 41,600 39,936

Nationwide Bond Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 27
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 932891
3.50%, 1/1/2041 8,662 8,280
Pool# AI9920
4.00%, 9/1/2041 3,872 3,771
Pool# AI9851
4.50%, 9/1/2041 16,932 16,984
Pool# AJ5431
4.50%, 10/1/2041 44,132 44,148
Pool# AJ4861
4.00%, 12/1/2041 51,658 50,621
Pool# AX5316
4.50%, 1/1/2042 5,696 5,719
Pool# AL2499
4.50%, 1/1/2042 1,637 1,645
Pool# AW8167
3.50%, 2/1/2042 129,660 124,035
Pool# AB5185
3.50%, 5/1/2042 108,680 103,265
Pool# AO3575
4.50%, 5/1/2042 40,607 40,621
Pool# AP2092
4.50%, 8/1/2042 10,269 10,226
Pool# AP7489
4.00%, 9/1/2042 179,910 176,004
Pool# AL2782
4.50%, 9/1/2042 23,217 23,276
Pool# AL2677
3.50%, 11/1/2042 57,280 54,524
Pool# MA1273
3.50%, 12/1/2042 75,341 71,544
Pool# AR8213
3.50%, 4/1/2043 62,921 60,107
Pool# AB9238
3.00%, 5/1/2043 238,640 220,542
Pool# AB9237
3.00%, 5/1/2043 192,430 177,896
Pool# AB9236
3.00%, 5/1/2043 41,932 38,752
Pool# AB9362
3.50%, 5/1/2043 167,079 158,531
Pool# AT4145
3.00%, 6/1/2043 97,437 90,017
Pool# AB9814
3.00%, 7/1/2043 237,479 219,469
Pool# AS0255
4.50%, 8/1/2043 71,551 71,621
Pool# AS0516
3.00%, 9/1/2043 94,048 86,741
Pool# BM4222
3.00%, 1/1/2044 128,992 119,135
Pool# AW1006
4.00%, 5/1/2044 45,982 45,173
Pool# AL7767
4.50%, 6/1/2044 2,995 3,002
Pool# AS3946
4.00%, 12/1/2044 150,229 146,711
Pool# BM3611
4.00%, 1/1/2045 24,421 23,891
Pool# BM3804
3.50%, 2/1/2045 13,753 13,045
Pool# AL9555
4.00%, 2/1/2045 341,806 335,585
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL6889
4.50%, 2/1/2045 24,206 24,230
Pool# BM3931
3.00%, 3/1/2045 28,062 25,961
Pool# BM3664
3.00%, 5/1/2045 128,892 119,164
Pool# AS4921
3.50%, 5/1/2045 175,979 166,669
Pool# BM5562
4.00%, 6/1/2045 40,607 39,666
Pool# AL7207
4.50%, 8/1/2045 31,911 31,943
Pool# AS6362
4.50%, 12/1/2045 5,708 5,714
Pool# AS6474
3.50%, 1/1/2046 51,062 48,552
Pool# AS6539
3.50%, 1/1/2046 44,963 42,753
Pool# AL9849
3.50%, 1/1/2046 38,016 36,070
Pool# AL9781
4.50%, 2/1/2046 46,526 46,555
Pool# BM4621
3.50%, 3/1/2046 29,700 28,220
Pool# BC0823
3.50%, 4/1/2046 30,106 28,451
Pool# AL8833
4.00%, 6/1/2046 49,759 48,870
Pool# AS7545
3.50%, 7/1/2046 46,286 43,675
Pool# MA2705
3.00%, 8/1/2046 113,671 103,510
Pool# BC1489
3.00%, 8/1/2046 16,582 15,168
Pool# AS7760
4.00%, 8/1/2046 46,586 45,343
Pool# AS7770
4.50%, 8/1/2046 3,937 3,938
Pool# AL8947
3.50%, 9/1/2046 9,377 8,864
Pool# AL9263
3.00%, 10/1/2046 31,732 28,941
Pool# BM3932
3.50%, 10/1/2046 37,504 35,461
Pool# FM1871
4.00%, 10/1/2046 31,450 30,813
Pool# BC4766
4.50%, 10/1/2046 9,036 9,045
Pool# AS8154
4.50%, 10/1/2046 2,295 2,298
Pool# FM1368
3.00%, 11/1/2046 304,939 279,145
Pool# BC9003
3.00%, 11/1/2046 36,370 33,074
Pool# BE5067
3.50%, 11/1/2046 101,733 96,351
Pool# BC9067
3.00%, 12/1/2046 49,238 44,788
Pool# AS8417
3.50%, 12/1/2046 42,494 40,043
Pool# AS8650
3.00%, 1/1/2047 247,301 223,938

28 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8692
3.50%, 1/1/2047 44,192 41,660
Pool# BD2440
3.50%, 1/1/2047 15,658 14,761
Pool# BE7115
4.50%, 1/1/2047 1,861 1,854
Pool# BD5046
3.50%, 2/1/2047 15,224 14,358
Pool# AS8979
4.50%, 3/1/2047 10,244 10,232
Pool# BM3707
2.50%, 4/1/2047 32,875 28,701
Pool# AS9467
4.00%, 4/1/2047 4,056 3,948
Pool# AS9470
4.50%, 4/1/2047 33,713 33,637
Pool# BH0304
4.50%, 4/1/2047 2,566 2,560
Pool# AS9562
3.00%, 5/1/2047 20,417 18,519
Pool# BM3237
3.50%, 5/1/2047 70,657 66,994
Pool# AS9577
3.50%, 5/1/2047 61,986 57,785
Pool# AS9586
4.00%, 5/1/2047 269,733 262,955
Pool# BM1268
4.00%, 5/1/2047 90,080 87,677
Pool# AS9794
3.50%, 6/1/2047 53,517 50,773
Pool# BE3702
4.00%, 6/1/2047 25,366 24,689
Pool# BM1295
4.50%, 6/1/2047 32,220 32,171
Pool# BE9624
4.50%, 6/1/2047 14,795 14,577
Pool# BM3801
3.00%, 7/1/2047 80,485 73,173
Pool# AS9909
3.50%, 7/1/2047 47,858 45,302
Pool# BM3556
4.00%, 9/1/2047 15,487 15,198
Pool# CA0623
4.50%, 10/1/2047 6,148 6,142
Pool# BM3379
3.00%, 12/1/2047 138,267 126,111
Pool# BJ1699
4.00%, 12/1/2047 48,873 47,863
Pool# MA3238
3.50%, 1/1/2048 81,902 76,731
Pool# MA3277
4.00%, 2/1/2048 57,633 55,776
Pool# BK1972
4.50%, 3/1/2048 10,798 10,778
Pool# MA3332
3.50%, 4/1/2048 62,872 58,691
Pool# CA1531
3.50%, 4/1/2048 18,880 17,960
Pool# CA1510
3.50%, 4/1/2048 18,241 17,137
Pool# CA1560
4.50%, 4/1/2048 17,880 17,801
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA1898
4.50%, 6/1/2048 35,026 34,909
Pool# CA1951
4.00%, 7/1/2048 15,828 15,398
Pool# BK6577
4.50%, 7/1/2048 2,811 2,797
Pool# CA2376
4.00%, 9/1/2048 23,228 22,586
Pool# MA3495
4.00%, 10/1/2048 48,106 46,770
Pool# BM4664
4.50%, 10/1/2048 24,207 24,111
Pool# FM1001
3.50%, 11/1/2048 9,326 8,687
Pool# MA3521
4.00%, 11/1/2048 38,063 37,001
Pool# MA3536
4.00%, 12/1/2048 38,336 37,183
Pool# BN0340
4.50%, 12/1/2048 51,376 51,115
Pool# CA2779
4.50%, 12/1/2048 28,015 27,910
Pool# MA3563
4.00%, 1/1/2049 151,559 146,960
Pool# BN3944
4.00%, 1/1/2049 14,736 14,323
Pool# CA3387
4.00%, 4/1/2049 54,407 53,031
Pool# CA3489
4.00%, 5/1/2049 33,620 32,770
Pool# MA3665
4.50%, 5/1/2049 47,147 46,873
Pool# CA3669
4.00%, 6/1/2049 66,689 64,774
Pool# CA3825
4.00%, 7/1/2049 19,243 18,799
Pool# FM2887
3.00%, 3/1/2050 75,376 67,649
Pool# FM0077
3.00%, 3/1/2050 35,197 31,564
Pool# CA5510
3.00%, 4/1/2050 107,398 96,322
Pool# MA4048
3.00%, 6/1/2050 36,428 32,660
Pool# MA4077
2.00%, 7/1/2050 78,565 64,454
Pool# CA6598
2.50%, 8/1/2050 245,738 212,187
Pool# MA4097
3.00%, 8/1/2050 8,065 7,223
Pool# BQ4909
2.00%, 9/1/2050 691,833 567,880
Pool# CA6985
2.00%, 9/1/2050 420,395 346,305
Pool# FM4222
2.50%, 9/1/2050 477,489 414,451
Pool# CA7572
2.50%, 10/1/2050 399,826 344,146
Pool# CA7368
2.50%, 10/1/2050 309,288 266,218
Pool# CA7369
2.50%, 10/1/2050 220,153 189,495

Nationwide Bond Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4181
1.50%, 11/1/2050 385,335 298,605
Pool# FM4808
2.50%, 11/1/2050 218,557 187,468
Pool# MA4210
2.50%, 12/1/2050 57,022 48,911
Pool# CA8442
2.00%, 1/1/2051 827,346 683,885
Pool# FM6031
2.00%, 2/1/2051 449,447 365,093
Pool# CA8893
2.00%, 2/1/2051 334,041 273,752
Pool# BQ9747
2.00%, 2/1/2051 286,090 233,993
Pool# CA8823
2.00%, 2/1/2051 177,515 145,477
Pool# FM6554
2.00%, 3/1/2051 440,955 363,238
Pool# FM7677
2.50%, 3/1/2051 475,549 411,831
Pool# CB0149
2.00%, 4/1/2051 175,490 144,622
Pool# CB0400
2.00%, 5/1/2051 68,959 57,322
Pool# CB0684
2.00%, 6/1/2051 270,965 222,964
Pool# CB1110
2.00%, 7/1/2051 74,065 60,830
Pool# FM8160
2.50%, 7/1/2051 132,985 115,438
Pool# FM8007
2.50%, 7/1/2051 82,187 70,734
Pool# FM8011
2.50%, 8/1/2051 263,755 228,626
Pool# FM8441
2.50%, 8/1/2051 104,802 90,704
Pool# CB1330
2.50%, 8/1/2051 88,153 75,766
Pool# MA4399
2.50%, 8/1/2051 72,043 61,663
Pool# FM8794
2.50%, 9/1/2051 257,906 220,960
Pool# FM9082
2.00%, 10/1/2051 91,957 75,876
Pool# CB1871
2.50%, 10/1/2051 314,636 270,913
Pool# FM9450
2.00%, 11/1/2051 91,994 75,779
Pool# FM9543
2.50%, 12/1/2051 371,227 319,833
Pool# CB2410
2.50%, 12/1/2051 92,449 79,072
Pool# FM9806
2.50%, 12/1/2051 78,934 68,222
Pool# MA4512
2.50%, 1/1/2052 693,809 593,305
Pool# BU8176
2.50%, 1/1/2052 378,063 322,736
Pool# FS2639
2.50%, 1/1/2052 274,327 234,323
Pool# BU9929
2.00%, 2/1/2052 218,790 177,639
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4578
2.50%, 4/1/2052 314,925 269,011
Pool# CB3351
2.50%, 4/1/2052 57,338 49,647
Pool# MA4653
3.00%, 7/1/2052 156,054 138,596
Pool# MA4700
4.00%, 8/1/2052 61,273 58,650
Pool# FS2972
4.50%, 10/1/2052 40,534 39,933
Pool# MA4785
5.00%, 10/1/2052 478,970 481,041
Pool# MA4805
4.50%, 11/1/2052 50,995 50,147
Pool# CB5084
5.00%, 11/1/2052 40,223 40,694
Pool# CB5268
4.50%, 12/1/2052 292,937 289,173
Pool# FS3416
5.00%, 12/1/2052 75,354 76,283
Pool# CB5535
5.00%, 1/1/2053 196,684 198,139
Pool# BW5089
5.00%, 1/1/2053 58,083 58,322
Pool# CB5642
5.50%, 2/1/2053 58,172 59,370
Pool# CB5836
5.00%, 3/1/2053 36,618 37,140
Pool# CB5908
5.50%, 3/1/2053 64,519 66,612
Pool# FS4070
5.50%, 3/1/2053 39,138 40,319
Pool# CB6004
5.50%, 4/1/2053 262,801 271,609
Pool# CB6182
5.00%, 5/1/2053 126,884 127,394
Pool# FS7303
5.00%, 7/1/2053 82,385 82,509
Pool# MA5073
6.00%, 7/1/2053 36,346 37,408
Pool# FS5424
4.50%, 8/1/2053 36,112 35,647
Pool# CB6921
6.00%, 8/1/2053 26,256 27,415
Pool# FS5886
6.00%, 9/1/2053 80,205 82,529
Pool# CB7115
6.00%, 9/1/2053 41,981 43,821
Pool# CB7484
6.50%, 11/1/2053 109,488 113,278
Pool# FS6294
6.50%, 11/1/2053 16,558 17,155
Pool# CB7650
6.50%, 12/1/2053 237,428 250,479
Pool# FS6529
6.50%, 12/1/2053 98,947 103,999
Pool# CB7803
6.50%, 1/1/2054 53,943 56,521
Pool# CB7865
6.50%, 1/1/2054 13,803 14,346
Pool# CB8024
6.50%, 2/1/2054 98,935 105,371

30 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB8342
6.00%, 4/1/2054 121,148 124,229
Pool# CB8756
6.00%, 6/1/2054 22,670 23,345
Pool# CB8823
6.50%, 7/1/2054 70,415 73,891
Pool# MA5445
6.00%, 8/1/2054 324,608 332,366
Pool# CB9010
6.00%, 8/1/2054 75,836 77,961
Pool# FS8674
6.50%, 8/1/2054 58,556 60,810
Pool# FA2727
6.50%, 8/1/2054 47,139 49,360
Pool# MA5496
5.00%, 10/1/2054 255,859 255,967
Pool# FA2035
6.00%, 11/1/2054 23,950 24,882
Pool# CB9738
5.00%, 1/1/2055 201,846 202,642
Pool# CC0750
6.50%, 7/1/2055 4,921 5,133
Pool# FA2810
6.00%, 9/1/2055 142,146 145,607
Pool# FA3133
5.50%, 10/1/2055 123,772 127,245
Pool# DF6910
5.00%, 1/1/2056 44,000 44,272
Pool# CC1853
5.50%, 1/1/2056 189,142 193,637
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
4.00%, 2/25/2041 260,000
256,432
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 2/25/2056 825,000
844,783
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
5.00%, 2/25/2056 501,000 500,862
5.50%, 2/25/2056 1,696,000 1,719,592
6.50%, 2/25/2056 225,000 232,998
GNMA I Pool
Pool# 457801
7.00%, 8/15/2028 280 285
Pool# 486936
6.50%, 2/15/2029 117 118
Pool# 502969
6.00%, 3/15/2029 574 589
Pool# 487053
7.00%, 3/15/2029 199 202
Pool# 781014
6.00%, 4/15/2029 305 311
Pool# 509099
7.00%, 6/15/2029 969 989
Pool# 434505
7.50%, 8/15/2029 17 17
Pool# 781124
7.00%, 12/15/2029 1,252 1,295
Pool# 507396
7.50%, 9/15/2030 10,121 10,300
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 531352
7.50%, 9/15/2030 765 779
Pool# 536334
7.50%, 10/15/2030 65 66
Pool# 535388
7.50%, 1/15/2031 212 218
Pool# 486019
7.50%, 1/15/2031 210 214
Pool# 528589
6.50%, 3/15/2031 3,759 3,810
Pool# 508473
7.50%, 4/15/2031 1,080 1,103
Pool# 544470
8.00%, 4/15/2031 44 44
Pool# 781287
7.00%, 5/15/2031 618 645
Pool# 781319
7.00%, 7/15/2031 214 225
Pool# 485879
7.00%, 8/15/2031 640 657
Pool# 572554
6.50%, 9/15/2031 8,104 8,204
Pool# 781328
7.00%, 9/15/2031 586 612
Pool# 550991
6.50%, 10/15/2031 212 215
Pool# 571267
7.00%, 10/15/2031 76 77
Pool# 555171
6.50%, 12/15/2031 523 532
Pool# 781380
7.50%, 12/15/2031 208 218
Pool# 781481
7.50%, 1/15/2032 849 885
Pool# 580972
6.50%, 2/15/2032 63 66
Pool# 781401
7.50%, 2/15/2032 756 805
Pool# 781916
6.50%, 3/15/2032 5,132 5,260
Pool# 552474
7.00%, 3/15/2032 1,595 1,655
Pool# 781478
7.50%, 3/15/2032 389 411
Pool# 781429
8.00%, 3/15/2032 688 728
Pool# 781431
7.00%, 4/15/2032 2,742 2,884
Pool# 552616
7.00%, 6/15/2032 12,099 12,443
Pool# 570022
7.00%, 7/15/2032 4,528 4,691
Pool# 595077
6.00%, 10/15/2032 1,378 1,417
Pool# 552903
6.50%, 11/15/2032 20,976 21,475
Pool# 552952
6.00%, 12/15/2032 1,152 1,168
Pool# 602102
6.00%, 2/15/2033 6,635 6,721
Pool# 588192
6.00%, 2/15/2033 1,372 1,397

Nationwide Bond Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 553144
5.50%, 4/15/2033 2,884 2,934
Pool# 604243
6.00%, 4/15/2033 2,298 2,356
Pool# 611526
6.00%, 5/15/2033 3,699 3,741
Pool# 553320
6.00%, 6/15/2033 7,054 7,245
Pool# 604788
6.50%, 11/15/2033 19,884 20,556
Pool# 781688
6.00%, 12/15/2033 7,883 8,172
Pool# 604875
6.00%, 12/15/2033 7,067 7,272
Pool# 781690
6.00%, 12/15/2033 2,900 3,005
Pool# 781699
7.00%, 12/15/2033 775 789
Pool# 621856
6.00%, 1/15/2034 4,395 4,443
Pool# 564799
6.00%, 3/15/2034 3,000 3,143
Pool# 630038
6.50%, 8/15/2034 15,866 16,809
Pool# 781804
6.00%, 9/15/2034 8,165 8,499
Pool# 781847
6.00%, 12/15/2034 6,289 6,556
Pool# 486921
5.50%, 2/15/2035 1,813 1,838
Pool# 781902
6.00%, 2/15/2035 9,053 9,576
Pool# 649510
5.50%, 10/15/2035 13,212 13,582
Pool# 652207
5.50%, 3/15/2036 22,314 22,983
Pool# 655519
5.00%, 5/15/2036 10,441 10,695
Pool# 652539
5.00%, 5/15/2036 3,556 3,620
Pool# 606308
5.50%, 5/15/2036 3,533 3,657
Pool# 656666
6.00%, 6/15/2036 5,513 5,748
Pool# 657912
6.50%, 8/15/2036 1,761 1,845
Pool# 704630
5.50%, 7/15/2039 8,556 8,851
Pool# 757039
4.00%, 12/15/2040 79,139 76,261
Pool# 757038
4.00%, 12/15/2040 79,033 76,597
Pool# 755656
4.00%, 12/15/2040 28,770 27,915
Pool# 757044
4.00%, 12/15/2040 22,698 22,023
Pool# 742235
4.00%, 12/15/2040 22,114 21,432
Pool# 755655
4.00%, 12/15/2040 17,135 16,626
Pool# 757043
4.00%, 12/15/2040 12,730 12,338
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 756631
4.00%, 12/15/2040 9,951 9,655
Pool# 755959
4.00%, 1/15/2041 63,636 61,746
Pool# 742244
4.00%, 1/15/2041 52,524 50,905
Pool# 753826
4.00%, 1/15/2041 27,599 26,731
Pool# 690662
4.00%, 1/15/2041 12,578 12,190
Pool# 719486
4.00%, 1/15/2041 6,123 5,900
Pool# 757555
4.00%, 2/15/2041 12,545 12,172
Pool# 757557
4.00%, 2/15/2041 6,482 6,302
Pool# AD6012
3.50%, 4/15/2043 170,835 160,467
Pool# AA6307
3.50%, 4/15/2043 51,835 48,578
Pool# AA6403
3.00%, 5/15/2043 229,697 212,075
Pool# 783781
3.50%, 6/15/2043 55,534 51,932
Pool# 784015
3.00%, 7/15/2043 12,885 11,897
Pool# 784714
3.00%, 1/15/2044 71,710 66,210
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 46,238 47,688
Pool# 4559
5.00%, 10/20/2039 66,445 68,589
Pool# 737727
4.00%, 12/20/2040 258,290 248,308
Pool# 737730
4.00%, 12/20/2040 79,268 76,205
Pool# 4923
4.50%, 1/20/2041 45,438 45,588
Pool# 4978
4.50%, 3/20/2041 6,396 6,417
Pool# 5017
4.50%, 4/20/2041 65,141 65,348
Pool# 5082
4.50%, 6/20/2041 118,773 118,477
Pool# 675523
3.50%, 3/20/2042 104,451 96,212
Pool# MA0462
3.50%, 10/20/2042 173,481 164,397
Pool# MA0625
3.50%, 12/20/2042 132,554 125,589
Pool# MA0698
3.00%, 1/20/2043 111,998 103,773
Pool# AF1001
3.50%, 6/20/2043 87,586 80,783
Pool# AJ9335
3.50%, 10/20/2044 6,195 5,678
Pool# MA2754
3.50%, 4/20/2045 64,018 60,239
Pool# MA2824
2.50%, 5/20/2045 94,570 84,021

32 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA2825
3.00%, 5/20/2045 132,371 121,504
Pool# MA2891
3.00%, 6/20/2045 350,272 321,409
Pool# MA2892
3.50%, 6/20/2045 29,243 27,501
Pool# MA2960
3.00%, 7/20/2045 115,337 105,824
Pool# MA3172
3.00%, 10/20/2045 41,120 37,722
Pool# MA3173
3.50%, 10/20/2045 2,513 2,363
Pool# MA3243
3.00%, 11/20/2045 37,186 34,110
Pool# MA3244
3.50%, 11/20/2045 47,890 45,025
Pool# 784098
3.00%, 12/20/2045 193,222 177,209
Pool# 784119
3.00%, 2/20/2046 153,206 140,509
Pool# MA3520
3.00%, 3/20/2046 127,626 117,039
Pool# MA3521
3.50%, 3/20/2046 108,408 101,925
Pool# MA3735
3.00%, 6/20/2046 123,075 112,551
Pool# MA3876
4.50%, 8/20/2046 4,148 4,146
Pool# MA3939
4.50%, 9/20/2046 2,383 2,381
Pool# MA4125
2.50%, 12/20/2046 36,444 32,186
Pool# MA4194
2.50%, 1/20/2047 92,142 81,433
Pool# MA4196
3.50%, 1/20/2047 12,490 11,715
Pool# MA4264
4.50%, 2/20/2047 4,595 4,588
Pool# MA4321
3.50%, 3/20/2047 161,115 151,343
Pool# AZ1974
3.50%, 4/20/2047 64,178 59,387
Pool# MA4384
4.50%, 4/20/2047 3,747 3,741
Pool# MA4512
4.50%, 6/20/2047 11,179 11,154
Pool# MA4652
3.50%, 8/20/2047 44,906 42,275
Pool# MA4836
3.00%, 11/20/2047 68,973 62,988
Pool# 784421
3.50%, 12/20/2047 161,590 151,370
Pool# MA4900
3.50%, 12/20/2047 97,732 91,401
Pool# MA4962
3.50%, 1/20/2048 3,077 2,881
Pool# 784480
3.50%, 4/20/2048 36,391 33,816
Pool# 784481
3.50%, 4/20/2048 7,289 6,753
Pool# MA5331
4.50%, 7/20/2048 29,136 28,979
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5465
3.50%, 9/20/2048 11,375 10,638
Pool# BK2856
4.50%, 12/20/2048 4,072 3,949
Pool# MA5818
4.50%, 3/20/2049 558,202 554,644
Pool# MA6092
4.50%, 8/20/2049 17,066 16,866
Pool# MA6764
2.00%, 7/20/2050 45,954 38,326
Pool# BW4732
2.50%, 8/20/2050 285,574 243,091
Pool# BW6206
2.50%, 8/20/2050 278,605 237,159
Pool# BW4741
2.50%, 9/20/2050 303,803 258,609
Pool# MA7051
2.00%, 12/20/2050 287,940 239,647
Pool# MA7311
2.00%, 4/20/2051 1,287,036 1,071,201
Pool# MA7472
2.50%, 7/20/2051 500,057 433,427
Pool# MA8197
2.50%, 8/20/2052 138,864 120,881
Pool# MA8201
4.50%, 8/20/2052 56,007 55,124
Pool# MA8491
5.50%, 12/20/2052 82,471 84,054
Pool# MA8800
5.00%, 4/20/2053 362,910 364,219
Pool# MA8801
5.50%, 4/20/2053 50,981 51,999
Pool# MA8879
5.50%, 5/20/2053 66,483 67,565
Pool# MA8948
5.50%, 6/20/2053 140,932 143,225
Pool# MA9017
5.50%, 7/20/2053 294,636 300,576
Pool# 786798
5.50%, 7/20/2053 51,913 52,904
Pool# MA9172
6.00%, 9/20/2053 74,568 76,580
Pool# MA9242
6.00%, 10/20/2053 116,506 119,411
Pool# MA9243
6.50%, 10/20/2053 16,849 17,458
Pool# MA9852
6.00%, 8/20/2054 65,935 67,579
Pool# MA9965
5.50%, 10/20/2054 404,154 409,255
Pool# MB0426
6.50%, 6/20/2055 21,795 22,547
Pool# MB0487
6.50%, 7/20/2055 8,736 9,037
Pool# MB0558
6.50%, 8/20/2055 13,724 14,201
Pool# MB0624
6.00%, 9/20/2055 146,034 149,674
Pool# MB0625
6.50%, 9/20/2055 1,973 2,042
GNMA TBA
2.00%, 2/15/2056 200,000 166,293

Nationwide Bond Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 33
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA TBA
5.00%, 2/15/2056 1,250,000 1,249,703
5.50%, 2/15/2056 425,000 429,642
6.00%, 2/15/2056 225,000 230,146
6.00%, 3/15/2056 175,000 178,374
Total Mortgage-Backed Securities
(cost $61,411,810)
56,465,943
Municipal Bonds 0 .5%
California 0 .1%
Bay Area Toll Authority,
RB, Series S-3, 6.91%,
10/1/2050 25,000 28,378
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 50,000 54,082
Regents of the University of
California Medical Center,
RB, Series N, 3.01%,
5/15/2050 115,000 77,057
159,517
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 43,000 46,902
Illinois 0 .1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 30,610
State of Illinois, GO, 5.10%,
6/1/2033 74,167 75,914
106,524
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Authority, RB, 5.20%,
12/1/2039 60,000 61,460
Nebraska 0 .0%
†
University of Nebraska
Facilities Corp. (The), RB,
Series A, 3.04%, 10/1/2049 55,000 40,451
New Jersey 0 .0%
†
New Jersey Economic
Development Authority,
RB, 7.43%, 2/15/2029 50,000 52,116
New York 0 .1%
New York City Municipal
Water Finance Authority,
RB, Series CC, 5.88%,
6/15/2044 25,000 25,282
Municipal Bonds
Principal
Amount ($) Value ($)
New York
Port Authority of New York
& New Jersey, RB, Series
159, 6.04%, 12/1/2029 100,000 107,481
132,763
Ohio 0 .1%
JobsOhio Beverage System,
RB, Series 2013B, 4.53%,
1/1/2035 90,000 90,316
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 100,012
190,328
Texas 0 .1%
Dallas Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 43,119
Dallas Independent School
District, GO, Series C,
6.45%, 2/15/2035 100,000 101,735
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 17,372
State of Texas, GO, Series A,
5.52%, 4/1/2039 46,865 47,899
Texas Department of
Transportation State
Highway Fund, RB, 5.18%,
4/1/2030 100,000 102,063
Texas Natural Gas
Securitization Finance Corp.
Series A-1, 5.10%,
4/1/2035 12,560 12,949
Series A-2, 5.17%,
4/1/2041 15,000 15,206
340,343
Wisconsin 0 .0%
†
State of Wisconsin, RB, Series
C, 3.15%, 5/1/2027 20,000 19,873
Total Municipal Bonds
(cost $1,214,662)
1,150,277
Supranational 1 .4%
African Development Bank,
4.38%, 3/14/2028 200,000 203,082
Asian Development Bank
2.50%, 11/2/2027 250,000 245,446
2.75%, 1/19/2028 200,000 196,877
4.50%, 8/25/2028 210,000 214,498
3.13%, 9/26/2028 75,000 74,047
3.75%, 8/28/2030 50,000 49,907
4.38%, 3/22/2035 25,000 25,238
Asian Infrastructure
Investment Bank (The),
4.00%, 1/18/2028 100,000 100,495

34 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Index Fund
Supranational
Principal
Amount ($) Value ($)
Asian Development Bank
Corp. Andina de Fomento,
5.00%, 1/24/2029 50,000 51,374
European Bank for
Reconstruction &
Development, 4.13%,
1/25/2029 150,000 151,889
European Investment Bank
4.50%, 10/16/2028 50,000 51,123
4.00%, 2/15/2029 50,000 50,514
3.75%, 11/15/2029 50,000 50,065
3.63%, 7/15/2030 80,000 79,461
3.75%, 2/14/2033 200,000 196,057
4.13%, 2/13/2034 100,000 99,824
Inter-American Development
Bank
4.00%, 1/12/2028 300,000 302,252
1.13%, 1/13/2031 50,000 43,923
3.50%, 4/12/2033 200,000 191,948
4.38%, 7/16/2035 25,000 25,172
Inter-American Investment
Corp., 4.25%, 2/14/2029 80,000 81,096
International Bank for
Reconstruction &
Development
0.75%, 11/24/2027 80,000 76,058
4.63%, 8/1/2028 210,000 215,036
1.75%, 10/23/2029 250,000 233,079
4.13%, 3/20/2030 40,000 40,564
4.00%, 7/25/2030 50,000 50,385
4.00%, 1/10/2031 75,000 75,511
3.88%, 8/28/2034 75,000 73,135
4.38%, 8/27/2035 50,000 50,404
Total Supranational
(cost $3,311,360)
3,298,460
U.S. Government Agency Securities 0 .5%
FHLB, 5.50%, 7/15/2036 200,000 218,507
FHLMC
6.75%, 3/15/2031 200,000 226,877
6.25%, 7/15/2032(b) 165,000 185,681
FNMA
6.25%, 5/15/2029 100,000 108,075
7.25%, 5/15/2030 200,000 227,407
0.88%, 8/5/2030(b) 80,000 70,562
Tennessee Valley Authority,
4.88%, 1/15/2048 100,000 96,267
Total U.S. Government Agency Securities
(cost $1,152,332)
1,133,376
U.S. Treasury Obligations 45 .0%
U.S. Treasury Bonds
5.25%, 11/15/2028 100,000 104,359
4.50%, 2/15/2036 (b) 80,000 81,922
4.75%, 2/15/2037 (b) 200,000 208,234
4.50%, 8/15/2039 185,000 184,566
4.38%, 11/15/2039 480,000 471,413
1.13%, 5/15/2040 350,000 221,143
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
1.13%, 8/15/2040 260,000 162,632
1.38%, 11/15/2040 330,000 213,469
1.88%, 2/15/2041 500,000 348,086
2.25%, 5/15/2041 490,000 359,231
1.75%, 8/15/2041 68,000 45,733
3.75%, 8/15/2041 150,000 134,701
2.00%, 11/15/2041 550,000 382,594
3.13%, 11/15/2041 70,000 57,684
3.13%, 2/15/2042 80,000 65,619
3.25%, 5/15/2042 300,000 249,223
2.75%, 8/15/2042 140,000 107,789
3.38%, 8/15/2042 300,000 252,727
2.75%, 11/15/2042 (b) 250,000 191,475
4.00%, 11/15/2042 200,000 182,531
3.13%, 2/15/2043 242,000 195,235
3.88%, 2/15/2043 692,000 620,394
2.88%, 5/15/2043 652,000 504,740
3.88%, 5/15/2043 400,000 357,609
3.63%, 8/15/2043 500,000 430,449
4.38%, 8/15/2043 200,000 190,375
3.75%, 11/15/2043 250,000 218,447
4.75%, 11/15/2043 200,000 199,187
3.63%, 2/15/2044 300,000 256,957
4.50%, 2/15/2044 190,000 183,150
4.63%, 5/15/2044 150,000 146,701
3.13%, 8/15/2044 220,000 173,791
4.13%, 8/15/2044 269,000 245,988
3.00%, 11/15/2044 260,000 200,596
4.63%, 11/15/2044 250,000 243,926
4.75%, 2/15/2045 247,000 244,704
3.00%, 5/15/2045 200,000 153,422
5.00%, 5/15/2045 200,000 204,375
4.88%, 8/15/2045 144,000 144,833
4.63%, 11/15/2045 (b) 15,000 14,590
2.50%, 2/15/2046 260,000 180,629
2.50%, 5/15/2046 400,000 276,797
2.25%, 8/15/2046 300,000 196,945
2.88%, 11/15/2046 275,000 202,544
3.00%, 2/15/2047 400,000 300,391
3.00%, 5/15/2047 400,000 299,438
2.75%, 8/15/2047 350,000 249,375
3.00%, 2/15/2048 500,000 370,898
3.13%, 5/15/2048 200,000 151,367
3.00%, 8/15/2048 350,000 258,262
3.38%, 11/15/2048 500,000 394,102
2.88%, 5/15/2049 400,000 285,859
2.25%, 8/15/2049 300,000 187,465
2.38%, 11/15/2049 350,000 224,000
2.00%, 2/15/2050 260,000 151,988
1.25%, 5/15/2050 270,000 128,904
1.88%, 2/15/2051 550,000 306,367
2.38%, 5/15/2051 664,000 416,868
2.00%, 8/15/2051 700,000 399,711
1.88%, 11/15/2051 205,000 112,878
2.25%, 2/15/2052 800,000 483,406
2.88%, 5/15/2052 640,000 445,250
3.00%, 8/15/2052 600,000 427,781
4.00%, 11/15/2052 750,000 647,490
3.63%, 2/15/2053 489,000 393,970
3.63%, 5/15/2053 510,000 410,530
4.13%, 8/15/2053 700,000 616,711
4.75%, 11/15/2053 580,000 566,565

Nationwide Bond Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 35
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
4.25%, 2/15/2054 600,000 539,742
4.63%, 5/15/2054 500,000 478,906
4.25%, 8/15/2054 674,000 606,258
4.50%, 11/15/2054 460,000 431,555
4.63%, 2/15/2055 421,000 403,305
4.75%, 5/15/2055 426,000 416,482
4.75%, 8/15/2055 414,000 404,879
4.63%, 11/15/2055 595,000 570,270
U.S. Treasury Notes
2.25%, 2/15/2027 400,000 394,703
1.13%, 2/28/2027 200,000 194,932
1.88%, 2/28/2027 700,000 687,786
0.63%, 3/31/2027 500,000 483,594
2.50%, 3/31/2027 600,000 592,852
3.88%, 3/31/2027 472,000 473,752
4.50%, 4/15/2027 400,000 404,437
0.50%, 4/30/2027 300,000 289,055
2.75%, 4/30/2027 450,000 445,693
3.75%, 4/30/2027 1,114,000 1,116,872
2.38%, 5/15/2027 500,000 492,734
2.63%, 5/31/2027 700,000 691,687
3.88%, 5/31/2027 1,222,000 1,227,299
3.75%, 6/30/2027 726,000 728,155
2.75%, 7/31/2027 300,000 296,613
3.88%, 7/31/2027 334,000 335,631
2.25%, 8/15/2027 500,000 490,508
3.75%, 8/15/2027 354,000 355,120
0.50%, 8/31/2027 500,000 476,934
3.13%, 8/31/2027 700,000 695,625
3.38%, 9/15/2027 268,000 267,320
0.38%, 9/30/2027 500,000 474,824
3.88%, 10/15/2027 500,000 502,754
0.50%, 10/31/2027 500,000 474,648
2.25%, 11/15/2027 870,000 850,731
4.13%, 11/15/2027 800,000 807,969
0.63%, 11/30/2027 250,000 237,266
3.38%, 11/30/2027 105,000 104,705
3.88%, 11/30/2027 430,000 432,536
0.63%, 12/31/2027 500,000 473,340
3.38%, 12/31/2027 298,000 297,139
3.88%, 12/31/2027 800,000 804,937
4.25%, 1/15/2028 758,000 767,949
0.75%, 1/31/2028 500,000 473,340
3.50%, 1/31/2028 1,104,000 1,103,267
2.75%, 2/15/2028 800,000 787,562
4.25%, 2/15/2028 201,000 203,748
1.13%, 2/29/2028 700,000 666,367
4.00%, 2/29/2028 300,000 302,684
3.88%, 3/15/2028 631,000 635,215
1.25%, 3/31/2028 500,000 476,230
3.63%, 3/31/2028 600,000 600,937
3.75%, 4/15/2028 400,000 401,609
1.25%, 4/30/2028 700,000 665,520
3.50%, 4/30/2028 417,000 416,446
2.88%, 5/15/2028 1,000,000 985,078
3.75%, 5/15/2028 393,000 394,612
1.25%, 5/31/2028 700,000 664,125
3.63%, 5/31/2028 350,000 350,479
3.88%, 6/15/2028 173,000 174,223
1.25%, 6/30/2028 700,000 662,895
4.00%, 6/30/2028 750,000 757,588
1.00%, 7/31/2028 1,000,000 939,180
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.13%, 7/31/2028 700,000 709,242
1.13%, 8/31/2028 370,000 347,814
4.38%, 8/31/2028 400,000 407,703
1.25%, 9/30/2028 500,000 470,566
4.63%, 9/30/2028 500,000 513,086
1.38%, 10/31/2028 500,000 471,250
4.88%, 10/31/2028 300,000 309,914
1.50%, 11/30/2028 500,000 472,012
3.50%, 12/15/2028 656,000 654,206
3.75%, 12/31/2028 300,000 301,195
1.75%, 1/31/2029 500,000 473,730
4.00%, 1/31/2029 400,000 404,375
2.63%, 2/15/2029 457,000 444,040
4.25%, 2/28/2029 718,000 731,014
2.38%, 3/31/2029 400,000 385,094
4.13%, 3/31/2029 800,000 811,687
2.88%, 4/30/2029 350,000 341,865
4.63%, 4/30/2029 400,000 411,937
2.38%, 5/15/2029 100,000 96,094
2.75%, 5/31/2029 300,000 291,633
4.50%, 5/31/2029 500,000 513,164
3.25%, 6/30/2029 400,000 394,828
4.25%, 6/30/2029 600,000 611,273
2.63%, 7/31/2029 300,000 289,863
4.00%, 7/31/2029 600,000 606,562
3.13%, 8/31/2029 400,000 392,594
3.63%, 8/31/2029 1,220,000 1,217,712
3.50%, 9/30/2029 840,000 834,652
3.88%, 9/30/2029 300,000 301,898
4.00%, 10/31/2029 1,100,000 1,111,473
4.13%, 10/31/2029 211,000 214,132
3.88%, 11/30/2029 250,000 251,475
4.13%, 11/30/2029 250,000 253,711
3.88%, 12/31/2029 700,000 704,129
4.38%, 12/31/2029 483,000 494,509
3.50%, 1/31/2030 650,000 644,795
1.50%, 2/15/2030 700,000 642,605
4.00%, 2/28/2030 1,082,000 1,092,947
3.63%, 3/31/2030 100,000 99,562
4.00%, 3/31/2030 (b) 1,160,000 1,171,555
3.50%, 4/30/2030 50,000 49,527
3.88%, 4/30/2030 635,000 638,175
0.63%, 5/15/2030 700,000 614,195
3.75%, 5/31/2030 300,000 299,941
4.00%, 5/31/2030 575,000 580,683
3.88%, 6/30/2030 560,000 562,647
3.88%, 7/31/2030 280,000 281,291
4.00%, 7/31/2030 550,000 555,350
0.63%, 8/15/2030 220,000 191,383
3.63%, 8/31/2030 888,000 882,381
4.13%, 8/31/2030 400,000 405,719
3.63%, 9/30/2030 735,000 730,062
4.63%, 9/30/2030 500,000 517,812
3.63%, 10/31/2030 416,000 413,042
4.88%, 10/31/2030 (b) 550,000 575,803
0.88%, 11/15/2030 800,000 698,687
3.50%, 11/30/2030 669,000 660,376
4.38%, 11/30/2030 (b) 200,000 205,039
3.63%, 12/31/2030 270,000 267,870
3.75%, 12/31/2030 400,000 399,016
1.13%, 2/15/2031 800,000 703,031
4.25%, 2/28/2031 600,000 611,766

36 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.13%, 3/31/2031 500,000 506,836
4.63%, 4/30/2031 400,000 414,844
1.63%, 5/15/2031 900,000 805,043
4.63%, 5/31/2031 440,000 456,311
4.25%, 6/30/2031 400,000 407,531
4.13%, 7/31/2031 500,000 506,309
1.25%, 8/15/2031 900,000 782,684
3.75%, 8/31/2031 400,000 397,297
3.63%, 9/30/2031 500,000 493,184
4.13%, 10/31/2031 460,000 465,175
1.38%, 11/15/2031 250,000 217,354
4.13%, 11/30/2031 600,000 606,539
4.38%, 1/31/2032 263,000 269,185
1.88%, 2/15/2032 430,000 382,532
4.13%, 2/29/2032 352,000 355,424
4.13%, 3/31/2032 365,000 368,493
4.00%, 4/30/2032 287,000 287,639
2.88%, 5/15/2032 640,000 601,375
4.13%, 5/31/2032 329,000 331,814
4.00%, 6/30/2032 336,000 336,486
4.00%, 7/31/2032 210,000 210,189
2.75%, 8/15/2032 850,000 789,604
3.88%, 8/31/2032 358,000 355,511
3.88%, 9/30/2032 251,000 249,127
3.75%, 10/31/2032 497,000 489,273
4.13%, 11/15/2032 500,000 503,340
3.75%, 11/30/2032 400,000 393,562
3.50%, 2/15/2033 730,000 706,104
3.38%, 5/15/2033 157,000 150,254
3.88%, 8/15/2033 900,000 888,152
4.50%, 11/15/2033 917,000 941,501
4.00%, 2/15/2034 1,077,000 1,068,081
4.38%, 5/15/2034 1,300,000 1,321,125
3.88%, 8/15/2034 1,250,000 1,224,072
4.25%, 11/15/2034 1,000,000 1,004,609
4.63%, 2/15/2035 988,000 1,019,107
4.25%, 5/15/2035 1,212,000 1,214,651
4.25%, 8/15/2035 1,054,000 1,054,988
4.00%, 11/15/2035 (b) 659,000 645,511
Total U.S. Treasury Obligations
(cost $110,644,597)
105,880,201
Repurchase Agreements 2 .9%
CF Secured, LLC
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $3,879,559,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050;
total market value
$3,957,150. (f) 3,878,376 3,878,376
Repurchase Agreements
Principal
Amount ($) Value ($)
Marex Capital Markets, Inc.
3.72%, dated 1/30/2026,
due 2/2/2026, repurchase
price $1,000,310,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.25%, maturing
4/15/2026 - 2/15/2055;
total market value
$1,020,317. (f) 1,000,000 1,000,000
Santander US Capital
Markets
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $10,003,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
2/10/2036 - 8/15/2035;
total market value
$10,203. (f) 10,000 10,000
Santander US Capital
Markets
3.67%, dated 1/30/2026,
due 2/2/2026, repurchase
price $2,000,612,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.00%, maturing
8/25/2036 - 1/25/2056;
total market value
$2,040,624. (f) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $6,888,376)
6,888,376
Total Investments
(cost $252,138,798) — 101.7%
239,238,090
Liabilities in excess of other
assets — (1.7)% (3,960,530)
NET ASSETS — 100.0%
$ 235,277,560

Nationwide Bond Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 37
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2026.
(b) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $12,166,614, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $6,888,376 and by $5,706,961 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.00%, and maturity
dates ranging from 1/31/2026 - 2/15/2053, a total value of
$12,595,337.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2026.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2026.
(e) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2026
was $295,433 which represents 0.13% of net assets.
(f) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of January 31,
2026 was $6,888,376.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities

38 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Bond Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Bond Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 39
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 1,031,716 $ – $ 1,031,716
Commercial Mortgage-Backed Securities – 3,417,162 – 3,417,162
Corporate Bonds – 55,852,392 – 55,852,392
Foreign Government Securities – 4,120,187 – 4,120,187
Mortgage-Backed Securities – 56,465,943 – 56,465,943
Municipal Bonds – 1,150,277 – 1,150,277
Repurchase Agreements – 6,888,376 – 6,888,376
Supranational – 3,298,460 – 3,298,460
U.S. Government Agency Securities – 1,133,376 – 1,133,376
U.S. Treasury Obligations – 105,880,201 – 105,880,201
Total $ – $ 239,238,090 $ – $ 239,238,090
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

40 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks 98.4%
Shares Value ($)
AUSTRALIA 7.1%
Banks 2.0%
ANZ Group Holdings Ltd. 120,317 3,073,034
Commonwealth Bank of
Australia 67,876 7,061,234
National Australia Bank Ltd. 124,237 3,752,967
Westpac Banking Corp. 138,732 3,751,364
17,638,599
Biotechnology 0.3%
CSL Ltd. 19,506 2,464,418
Broadline Retail 0.3%
Wesfarmers Ltd. 45,761 2,644,667
Capital Markets 0.3%
ASX Ltd. 8,144 324,739
Macquarie Group Ltd. 14,727 2,159,765
2,484,504
Commercial Services & Supplies 0.1%
Brambles Ltd. 56,479 881,391
Consumer Staples Distribution & Retail 0.2%
Coles Group Ltd. 54,260 804,050
Woolworths Group Ltd. 48,757 1,050,492
1,854,542
Diversified REITs 0.0%
†
Stockland 98,811 369,705
Diversified Telecommunication Services 0.1%
Telstra Group Ltd. 163,160 553,530
Electric Utilities 0.1%
Origin Energy Ltd. 71,080 583,331
Financial Services 0.1%
Washington H Soul Pattinson
& Co. Ltd. 14,492 389,322
Gas Utilities 0.0%
†
APA Group 57,224 352,722
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 2,722 508,066
Health Care Providers & Services 0.1%
Sigma Healthcare Ltd. 208,904 448,316
Sonic Healthcare Ltd. 18,831 301,052
749,368
Health Care Technology 0.0%
†
Pro Medicus Ltd. 2,373 304,433
Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd. 22,506 839,153
Lottery Corp. Ltd. (The) 90,465 323,833
1,162,986
Industrial REITs 0.2%
Goodman Group 82,684 1,756,620
Insurance 0.3%
Insurance Australia Group
Ltd. 99,705 527,112
Medibank Pvt Ltd. 111,863 359,718
QBE Insurance Group Ltd. 61,905 853,179
Suncorp Group Ltd. 42,954 507,986
2,247,995
Interactive Media & Services 0.1%
CAR Group Ltd. 15,106 289,212
REA Group Ltd.(a) 2,209 291,931
581,143
Common Stocks
Shares Value ($)
AUSTRALIA
Metals & Mining 2.2%
BHP Group Ltd. 206,001 7,127,148
Evolution Mining Ltd. 79,785 750,962
Fortescue Ltd. 68,928 1,008,426
Glencore plc 407,714 2,780,369
Lynas Rare Earths Ltd.*(a) 37,116 377,927
Northern Star Resources Ltd. 55,356 1,035,860
Rio Tinto Ltd.(a) 14,886 1,571,297
Rio Tinto plc 45,782 4,165,706
South32 Ltd. 175,680 558,516
19,376,211
Oil, Gas & Consumable Fuels 0.2%
Santos Ltd. 135,413 664,483
Woodside Energy Group Ltd. 76,774 1,354,181
2,018,664
Passenger Airlines 0.0%
†
Qantas Airways Ltd. 28,489 199,864
Professional Services 0.1%
Computershare Ltd. 20,713 471,936
Retail REITs 0.1%
Scentre Group 216,875 613,884
Vicinity Ltd. 169,267 288,955
902,839
Software 0.0%
†
WiseTech Global Ltd. 8,266 334,145
Trading Companies & Distributors 0.0%
†
SGH Ltd. 7,903 254,052
Transportation Infrastructure 0.1%
Transurban Group 125,473 1,216,075
62,301,128
AUSTRIA 0.3%
Banks 0.2%
Erste Group Bank AG 12,628 1,640,890
Raiffeisen Bank International
AG 5,391 274,186
1,915,076
Electric Utilities 0.0%
†
Verbund AG 2,598 190,903
Oil, Gas & Consumable Fuels 0.1%
OMV AG 6,179 366,105
2,472,084
BELGIUM 0.9%
Banks 0.2%
KBC Group NV 9,415 1,333,404
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 40,092 2,873,692
Chemicals 0.0%
†
Syensqo SA 3,138 263,695
Distributors 0.0%
†
D'ieteren Group(a) 828 189,517
Electric Utilities 0.0%
†
Elia Group SA/NV 1,781 258,340
Financial Services 0.1%
Groupe Bruxelles Lambert
NV 3,114 295,694

Nationwide International Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
BELGIUM
Financial Services
Sofina SA(a) 712 207,849
503,543
Food Products 0.0%
†
Lotus Bakeries NV(a) 14 164,585
Insurance 0.1%
Ageas SA/NV 6,056 431,281
Pharmaceuticals 0.2%
Financiere de Tubize SA 821 208,731
UCB SA 5,178 1,567,499
1,776,230
7,794,287
BRAZIL 0.0%
†
Chemicals 0.0%
†
Yara International ASA 7,093 326,277
CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc 15,571 772,517
CHINA 0.5%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 145,600 765,970
Broadline Retail 0.4%
Prosus NV 53,070 3,043,643
Food Products 0.0%
†
Wilmar International Ltd. 76,958 205,379
Machinery 0.0%
†
Yangzijiang Shipbuilding
Holdings Ltd. 111,700 293,554
Marine Transportation 0.0%
†
SITC International Holdings
Co. Ltd. 56,000 208,132
Real Estate Management & Development 0.0%
†
Wharf Holdings Ltd. (The)(a) 48,644 157,383
4,674,061
DENMARK 1.9%
Air Freight & Logistics 0.3%
DSV A/S 8,305 2,337,076
Banks 0.2%
Danske Bank A/S 27,413 1,400,827
Beverages 0.1%
Carlsberg A/S, Class B 3,938 533,450
Biotechnology 0.1%
Genmab A/S* 2,456 800,653
Building Products 0.0%
†
ROCKWOOL A/S, Class B 3,800 128,956
Chemicals 0.1%
Novonesis Novozymes B,
Class B 14,543 888,256
Electrical Equipment 0.1%
Vestas Wind Systems A/S 40,574 1,237,300
Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B 5,047 430,823
Common Stocks
Shares Value ($)
DENMARK
Health Care Equipment & Supplies
Demant A/S* 3,222 113,257
544,080
Independent Power and Renewable Electricity Producers
0.0%
†
Orsted A/S Reg. S*(b) 21,156 476,406
Insurance 0.0%
†
Tryg A/S 13,567 329,884
Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B 130,629 7,743,630
Textiles, Apparel & Luxury Goods 0.0%
†
Pandora A/S 3,136 253,428
16,673,946
FINLAND 1.1%
Banks 0.3%
Nordea Bank Abp 125,960 2,429,900
Communications Equipment 0.2%
Nokia OYJ 211,366 1,359,563
Consumer Staples Distribution & Retail 0.0%
†
Kesko OYJ, Class B 11,768 297,674
Diversified Telecommunication Services 0.0%
†
Elisa OYJ 6,035 267,516
Electric Utilities 0.1%
Fortum OYJ(a) 18,965 448,117
Insurance 0.1%
Sampo OYJ, Class A 100,142 1,116,106
Machinery 0.3%
Kone OYJ, Class B 13,791 991,515
Metso Oyj 27,768 544,592
Wartsila OYJ Abp 20,250 821,914
2,358,021
Oil, Gas & Consumable Fuels 0.0%
†
Neste OYJ 17,284 442,457
Paper & Forest Products 0.1%
Stora Enso OYJ, Class R(a) 22,390 258,722
UPM-Kymmene OYJ 20,754 575,594
834,316
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 4,256 352,267
9,905,937
FRANCE 8.6%
Aerospace & Defense 1.4%
Airbus SE 24,101 5,494,543
Dassault Aviation SA 802 303,998
Safran SA 14,605 5,202,362
Thales SA 3,792 1,150,612
12,151,515
Automobile Components 0.1%
Cie Generale des
Etablissements Michelin
SCA 27,334 1,016,325
Automobiles 0.0%
†
Renault SA 7,383 278,506
Banks 0.9%
BNP Paribas SA 40,767 4,374,584

42 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Banks
Credit Agricole SA 42,995 932,048
Societe Generale SA 28,748 2,513,154
7,819,786
Beverages 0.1%
Pernod Ricard SA 8,232 731,906
Building Products 0.2%
Cie de Saint-Gobain SA 18,377 1,818,860
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 2,773 246,140
Chemicals 0.5%
Air Liquide SA 23,465 4,392,027
Construction & Engineering 0.4%
Bouygues SA 7,441 401,770
Eiffage SA 2,955 437,374
Vinci SA 20,302 2,920,565
3,759,709
Consumer Staples Distribution & Retail 0.0%
†
Carrefour SA 22,802 376,007
Diversified REITs 0.0%
†
Covivio SA 1,964 125,653
Diversified Telecommunication Services 0.2%
Orange SA 76,677 1,429,550
Electrical Equipment 0.2%
Legrand SA 10,642 1,700,421
Financial Services 0.0%
†
Edenred SE 9,199 192,497
Food Products 0.2%
Danone SA 26,084 2,035,028
Health Care Equipment & Supplies 0.4%
BioMerieux 1,821 211,002
EssilorLuxottica SA 12,210 3,737,773
3,948,775
Hotels, Restaurants & Leisure 0.1%
Accor SA 7,642 414,739
FDJ UNITED 4,692 124,215
Sodexo SA 4,058 207,360
746,314
Insurance 0.4%
AXA SA 70,356 3,214,510
IT Services 0.1%
Capgemini SE 6,280 976,765
Life Sciences Tools & Services 0.0%
†
Sartorius Stedim Biotech 1,129 253,301
Machinery 0.1%
Alstom SA* 14,196 454,308
Media 0.1%
Publicis Groupe SA 9,310 928,137
Multi-Utilities 0.4%
Engie SA 74,216 2,212,165
Veolia Environnement SA 24,927 934,041
3,146,206
Office REITs 0.0%
†
Gecina SA 1,804 166,027
Common Stocks
Shares Value ($)
FRANCE
Oil, Gas & Consumable Fuels 0.7%
Bollore SE 28,719 163,786
TotalEnergies SE 80,549 5,858,412
6,022,198
Personal Care Products 0.5%
L'Oreal SA 9,742 4,474,820
Pharmaceuticals 0.0%
†
Ipsen SA 1,433 234,225
Professional Services 0.1%
Bureau Veritas SA 14,069 452,534
Retail REITs 0.1%
Klepierre SA 8,550 329,240
Unibail-Rodamco-Westfield 4,729 523,063
852,303
Software 0.1%
Dassault Systemes SE 27,163 747,005
Textiles, Apparel & Luxury Goods 1.2%
Hermes International SCA 1,281 3,068,128
Kering SA 2,967 925,334
LVMH Moet Hennessy Louis
Vuitton SE 10,143 6,550,276
10,543,738
Trading Companies & Distributors 0.0%
†
Rexel SA 8,811 370,806
Transportation Infrastructure 0.1%
Aeroports de Paris SA 1,427 188,491
Getlink SE 12,846 254,443
442,934
76,048,836
GERMANY 9.2%
Aerospace & Defense 0.6%
Hensoldt AG(a) 2,660 263,707
MTU Aero Engines AG 2,194 974,210
Rheinmetall AG 1,866 3,939,575
5,177,492
Air Freight & Logistics 0.3%
Deutsche Post AG 39,175 2,198,808
Automobile Components 0.0%
†
Continental AG 4,583 362,049
Automobiles 0.6%
Bayerische Motoren Werke
AG 11,135 1,155,312
Bayerische Motoren Werke
AG (Preference) 2,014 208,634
Dr Ing hc F Porsche AG
(Preference) Reg. S(a)(b) 4,415 215,647
Mercedes-Benz Group AG 29,615 2,028,567
Porsche Automobil Holding
SE (Preference) 6,439 276,585
Volkswagen AG (Preference) 8,426 1,025,678
4,910,423
Banks 0.1%
Commerzbank AG 30,056 1,238,000
Capital Markets 0.6%
Deutsche Bank AG
(Registered) 74,718 2,949,097
Deutsche Boerse AG 7,554 1,911,552
4,860,649

Nationwide International Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
GERMANY
Chemicals 0.3%
BASF SE 36,489 1,988,549
Evonik Industries AG 10,245 159,056
Symrise AG, Class A 5,555 467,883
2,615,488
Construction & Engineering 0.0%
†
Hochtief AG(a) 637 267,876
Construction Materials 0.2%
Heidelberg Materials AG 5,416 1,485,196
Diversified Telecommunication Services 0.6%
Deutsche Telekom AG
(Registered) 149,216 4,981,611
Electrical Equipment 0.6%
Siemens Energy AG* 31,434 5,385,528
Entertainment 0.0%
†
CTS Eventim AG & Co.
KGaA 2,409 202,541
Health Care Equipment & Supplies 0.1%
Siemens Healthineers AG
Reg. S(b) 13,922 695,575
Health Care Providers & Services 0.2%
Fresenius Medical Care AG 8,896 398,320
Fresenius SE & Co. KGaA 16,884 944,852
1,343,172
Household Products 0.1%
Henkel AG & Co. KGaA 4,262 351,855
Henkel AG & Co. KGaA
(Preference) 6,517 572,922
924,777
Independent Power and Renewable Electricity Producers
0.2%
RWE AG 26,016 1,649,993
Industrial Conglomerates 1.1%
Siemens AG (Registered) 30,826 9,362,589
Insurance 1.3%
Allianz SE (Registered) 15,663 6,910,849
Hannover Rueck SE(a) 2,380 673,909
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 5,299 3,218,285
Talanx AG 2,773 350,632
11,153,675
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 3,125 311,334
Life Sciences Tools & Services 0.0%
†
Sartorius AG (Preference) 1,122 313,692
Machinery 0.2%
Daimler Truck Holding AG 19,243 934,200
GEA Group AG 6,051 433,177
Knorr-Bremse AG 2,806 327,469
Rational AG 236 189,655
1,884,501
Multi-Utilities 0.2%
E.ON SE 91,386 1,934,733
Common Stocks
Shares Value ($)
GERMANY
Passenger Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered) 24,950 257,208
Personal Care Products 0.1%
Beiersdorf AG(a) 3,735 445,213
Pharmaceuticals 0.3%
Bayer AG (Registered) 39,791 2,101,602
Merck KGaA 5,118 761,605
2,863,207
Real Estate Management & Development 0.1%
LEG Immobilien SE 3,226 232,457
Vonovia SE 30,388 887,085
1,119,542
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 52,530 2,592,293
Software 1.0%
Nemetschek SE 2,524 221,236
SAP SE 42,354 8,562,026
8,783,262
Specialty Retail 0.0%
†
Zalando SE Reg. S*(b) 9,273 268,139
Textiles, Apparel & Luxury Goods 0.1%
adidas AG 6,925 1,224,187
Trading Companies & Distributors 0.0%
†
Brenntag SE(a) 4,802 292,502
81,105,255
HONG KONG 1.8%
Capital Markets 0.3%
Futu Holdings Ltd., ADR* 2,254 366,433
Hong Kong Exchanges &
Clearing Ltd. 47,800 2,631,795
2,998,228
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 159,420 238,348
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 28,500 234,540
CLP Holdings Ltd. 68,500 648,765
Power Assets Holdings Ltd.
(a) 59,300 460,526
1,343,831
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 333,743 392,559
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 457,565 432,067
Ground Transportation 0.0%
†
MTR Corp. Ltd.(a) 66,714 295,665
Industrial Conglomerates 0.0%
†
Swire Pacific Ltd., Class A(a) 14,000 134,581
Insurance 0.7%
AIA Group Ltd. 426,000 4,919,678
Prudential plc 102,885 1,684,563
6,604,241
Machinery 0.1%
Techtronic Industries Co. Ltd. 58,000 795,055

44 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
HONG KONG
Real Estate Management & Development 0.3%
CK Asset Holdings Ltd. 79,386 467,157
Henderson Land
Development Co. Ltd.(a) 58,352 232,897
Hongkong Land Holdings
Ltd. 42,800 363,681
Sino Land Co. Ltd. 142,200 214,829
Sun Hung Kai Properties Ltd.
(a) 57,700 931,162
Wharf Real Estate
Investment Co. Ltd. 69,270 241,663
2,451,389
Retail REITs 0.1%
Link REIT 105,101 481,254
16,167,218
INDONESIA 0.1%
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 6,300 455,083
IRELAND 0.4%
Banks 0.2%
AIB Group plc 83,774 943,405
Bank of Ireland Group plc 38,691 787,708
1,731,113
Building Products 0.0%
†
Kingspan Group plc 6,401 558,920
Food Products 0.1%
Kerry Group plc, Class A 6,710 595,086
Trading Companies & Distributors 0.1%
AerCap Holdings NV 7,249 1,041,391
3,926,510
ISRAEL 1.0%
Aerospace & Defense 0.1%
Elbit Systems Ltd. 1,105 783,636
Banks 0.4%
Bank Hapoalim BM 50,295 1,246,885
Bank Leumi Le-Israel BM 60,467 1,457,365
Israel Discount Bank Ltd.,
Class A 47,553 562,021
Mizrahi Tefahot Bank Ltd. 6,279 492,873
3,759,144
Chemicals 0.0%
†
ICL Group Ltd. 31,608 171,395
Insurance 0.1%
Phoenix Financial Ltd. 9,460 460,460
IT Services 0.0%
†
Wix.com Ltd.*(a) 2,042 177,327
Pharmaceuticals 0.2%
Teva Pharmaceutical
Industries Ltd., ADR* 46,662 1,590,241
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 1,582 213,016
Semiconductors & Semiconductor Equipment 0.1%
Nova Ltd.* 1,227 606,669
Common Stocks
Shares Value ($)
ISRAEL
Software 0.1%
Check Point Software
Technologies Ltd.*(a) 3,556 638,338
Nice Ltd.* 2,627 279,373
917,711
8,679,599
ITALY 3.2%
Aerospace & Defense 0.1%
Leonardo SpA 16,414 1,091,925
Automobiles 0.2%
Ferrari NV 5,075 1,689,311
Banks 1.4%
Banca Monte dei Paschi di
Siena SpA 80,941 838,043
Banco BPM SpA 45,955 687,500
BPER Banca SpA 61,105 858,748
FinecoBank Banca Fineco
SpA 25,268 669,451
Intesa Sanpaolo SpA 577,694 4,091,684
UniCredit SpA 56,861 4,950,994
12,096,420
Beverages 0.1%
Coca-Cola HBC AG 8,363 452,022
Davide Campari-Milano
NV(a) 23,347 166,067
618,089
Diversified Telecommunication Services 0.0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(a)(b) 9,747 85,959
Telecom Italia SpA* 472,678 319,377
405,336
Electric Utilities 0.5%
Enel SpA 325,579 3,600,082
Terna - Rete Elettrica
Nazionale(a) 58,405 632,208
4,232,290
Electrical Equipment 0.1%
Prysmian SpA 11,393 1,356,652
Financial Services 0.1%
Banca Mediolanum SpA 9,666 226,414
Nexi SpA Reg. S(a)(b) 25,045 107,026
Poste Italiane SpA Reg. S(b) 18,420 484,739
818,179
Gas Utilities 0.1%
Snam SpA 79,686 547,661
Insurance 0.2%
Generali(a) 34,982 1,432,042
Unipol Assicurazioni SpA 14,816 329,748
1,761,790
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 83,412 1,704,096
Passenger Airlines 0.1%
Ryanair Holdings plc 34,045 1,156,217
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 4,875 268,358

Nationwide International Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
ITALY
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 9,833 571,258
28,317,582
IVORY COAST 0.0%
†
Metals & Mining 0.0%
†
Endeavour Mining plc 7,914 441,102
JAPAN 22.1%
Air Freight & Logistics 0.0%
†
SG Holdings Co. Ltd.(a) 11,300 108,708
Automobile Components 0.4%
Aisin Corp. 20,700 370,322
Bridgestone Corp.(a) 45,400 1,023,386
Denso Corp. 70,100 972,489
Sumitomo Electric Industries
Ltd. 28,800 1,255,882
3,622,079
Automobiles 1.4%
Honda Motor Co. Ltd. 151,400 1,526,387
Isuzu Motors Ltd. 21,400 344,196
Nissan Motor Co. Ltd.*(a) 91,400 221,725
Subaru Corp. 23,800 516,811
Suzuki Motor Corp. 64,400 883,385
Toyota Motor Corp. 384,400 8,712,256
Yamaha Motor Co. Ltd.(a) 37,800 285,102
12,489,862
Banks 2.5%
Chiba Bank Ltd. (The)(a) 21,800 294,024
Japan Post Bank Co. Ltd. 73,500 1,303,278
Mitsubishi UFJ Financial
Group, Inc. 464,984 8,410,433
Mizuho Financial Group, Inc. 100,951 4,432,406
Resona Holdings, Inc. 84,801 979,422
Sumitomo Mitsui Financial
Group, Inc. 148,615 5,211,642
Sumitomo Mitsui Trust
Group, Inc. 26,252 869,247
Yokohama Financial Group,
Inc. 40,600 368,863
21,869,315
Beverages 0.2%
Asahi Group Holdings Ltd. 62,800 654,213
Kirin Holdings Co. Ltd.(a) 31,100 481,411
Suntory Beverage & Food
Ltd.(a) 5,500 173,198
1,308,822
Broadline Retail 0.2%
Pan Pacific International
Holdings Corp. 77,000 455,420
Rakuten Group, Inc.* 60,600 362,735
Ryohin Keikaku Co. Ltd.(a) 21,200 422,005
1,240,160
Building Products 0.2%
AGC, Inc.(a) 7,520 277,222
Daikin Industries Ltd. 10,700 1,287,527
1,564,749
Capital Markets 0.3%
Daiwa Securities Group, Inc. 54,000 525,625
Japan Exchange Group, Inc. 40,200 439,070
Nomura Holdings, Inc. 122,900 1,124,932
Common Stocks
Shares Value ($)
JAPAN
Capital Markets
SBI Holdings, Inc. 21,940 495,091
2,584,718
Chemicals 0.5%
Asahi Kasei Corp. 50,300 487,969
Mitsubishi Chemical Group
Corp. 54,200 357,796
Nippon Paint Holdings Co.
Ltd.(a) 37,900 250,770
Nippon Sanso Holdings
Corp.(a) 7,500 227,437
Nitto Denko Corp. 27,750 615,976
Shin-Etsu Chemical Co. Ltd. 67,900 2,243,587
Toray Industries, Inc. 53,200 391,458
4,574,993
Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd. 15,100 270,386
Secom Co. Ltd. 15,600 570,245
TOPPAN Holdings, Inc. 9,300 286,075
1,126,706
Construction & Engineering 0.2%
Kajima Corp. 16,700 680,970
Obayashi Corp. 25,300 570,964
Taisei Corp. 6,100 607,784
1,859,718
Consumer Staples Distribution & Retail 0.4%
Aeon Co. Ltd. 90,500 1,236,250
Kobe Bussan Co. Ltd.(a) 6,100 149,849
MatsukiyoCocokara & Co.(a) 12,600 201,718
Seven & i Holdings Co. Ltd. 85,600 1,222,358
Tsuruha Holdings, Inc.(a) 10,700 170,458
2,980,633
Diversified Telecommunication Services 0.1%
NTT, Inc. 1,205,900 1,209,003
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 29,000 421,888
Kansai Electric Power Co.,
Inc. (The) 37,800 605,079
1,026,967
Electrical Equipment 0.5%
Fuji Electric Co. Ltd. 5,840 416,026
Fujikura Ltd. 10,200 1,295,048
Mitsubishi Electric Corp. 77,700 2,432,869
Nidec Corp. 33,600 479,541
4,623,484
Electronic Equipment, Instruments & Components 0.8%
Keyence Corp. 7,972 2,913,031
Kyocera Corp. 52,100 778,255
Murata Manufacturing Co.
Ltd. 67,500 1,371,263
Shimadzu Corp. 9,000 242,467
TDK Corp. 77,000 988,755
Yokogawa Electric Corp. 9,600 318,819
6,612,590
Entertainment 0.5%
Capcom Co. Ltd.(a) 14,300 351,083
Konami Group Corp. 4,100 596,197
Nexon Co. Ltd. 14,900 352,874
Nintendo Co. Ltd. 44,900 2,803,332

46 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Entertainment
Toho Co. Ltd.(a) 4,100 208,512
4,311,998
Financial Services 0.2%
Mitsubishi HC Capital, Inc. 33,500 292,737
ORIX Corp. 46,700 1,420,545
Sony Financial Group,
Inc.*(a) 252,100 253,507
1,966,789
Food Products 0.1%
Ajinomoto Co., Inc. 36,300 826,780
Kikkoman Corp.(a) 26,500 238,023
1,064,803
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 13,980 524,732
Tokyo Gas Co. Ltd. 12,980 575,426
1,100,158
Ground Transportation 0.4%
Central Japan Railway Co. 31,500 877,041
East Japan Railway Co. 38,870 976,511
Hankyu Hanshin Holdings,
Inc. 10,300 287,327
Seibu Holdings, Inc.(a) 8,600 227,486
Tokyo Metro Co. Ltd. 13,100 139,870
Tokyu Corp. 19,150 215,880
West Japan Railway Co. 16,200 330,414
3,054,529
Health Care Equipment & Supplies 0.4%
Hoya Corp. 13,800 2,321,369
Olympus Corp. 46,900 560,249
Sysmex Corp. 21,500 203,813
Terumo Corp. 53,000 690,380
3,775,811
Health Care Technology 0.0%
†
M3, Inc.(a) 17,000 211,977
Hotels, Restaurants & Leisure 0.1%
Oriental Land Co. Ltd. 42,700 748,836
Zensho Holdings Co. Ltd. 4,100 222,189
971,025
Household Durables 0.8%
Panasonic Holdings Corp. 93,602 1,289,638
Sekisui House Ltd.(a) 24,800 550,547
Sony Group Corp. 249,400 5,522,644
7,362,829
Household Products 0.0%
†
Unicharm Corp.(a) 45,100 273,359
Industrial Conglomerates 0.8%
Hikari Tsushin, Inc. 800 219,915
Hitachi Ltd. 185,800 6,449,295
Sekisui Chemical Co. Ltd. 14,500 256,052
6,925,262
Insurance 0.9%
Dai-ichi Life Holdings, Inc. 141,300 1,236,665
Japan Post Holdings Co. Ltd. 72,900 876,032
Japan Post Insurance Co.
Ltd. 7,300 225,519
MS&AD Insurance Group
Holdings, Inc. 51,865 1,319,619
Sompo Holdings, Inc. 35,875 1,242,657
T&D Holdings, Inc. 19,500 480,969
Common Stocks
Shares Value ($)
JAPAN
Insurance
Tokio Marine Holdings, Inc. 74,200 2,761,545
8,143,006
Interactive Media & Services 0.0%
†
LY Corp. 117,600 301,354
IT Services 0.6%
Fujitsu Ltd. 70,700 1,964,249
NEC Corp. 53,000 1,781,108
Nomura Research Institute
Ltd. 15,854 484,844
Obic Co. Ltd. 12,600 349,857
Otsuka Corp. 9,300 184,087
TIS, Inc.(a) 8,900 259,006
5,023,151
Leisure Products 0.1%
Bandai Namco Holdings, Inc. 24,247 628,973
Shimano, Inc. 2,900 330,499
959,472
Machinery 1.4%
Daifuku Co. Ltd.(a) 13,100 469,769
Ebara Corp. 18,900 570,780
FANUC Corp. 38,000 1,543,897
IHI Corp. 42,000 974,113
Kawasaki Heavy Industries
Ltd.(a) 6,300 525,839
Komatsu Ltd. 38,000 1,458,804
Kubota Corp. 38,900 596,689
Makita Corp. 9,400 325,853
MINEBEA MITSUMI, Inc. 13,800 280,149
Mitsubishi Heavy Industries
Ltd. 130,000 3,806,036
SMC Corp. 2,400 935,157
Toyota Industries Corp.(a) 6,800 867,713
12,354,799
Marine Transportation 0.2%
Kawasaki Kisen Kaisha Ltd.
(a) 14,600 210,173
Mitsui OSK Lines Ltd.(a) 14,300 447,390
Nippon Yusen KK 16,920 554,826
1,212,389
Metals & Mining 0.3%
JFE Holdings, Inc. 22,400 302,272
JX Advanced Metals Corp.(a) 22,800 375,081
Nippon Steel Corp. 198,730 827,443
Sumitomo Metal Mining Co.
Ltd. 10,400 598,152
2,102,948
Office REITs 0.0%
†
Nippon Building Fund, Inc. 303 281,399
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 112,217 951,629
Idemitsu Kosan Co. Ltd. 31,420 267,616
Inpex Corp.(a) 36,300 814,395
2,033,640
Passenger Airlines 0.0%
†
ANA Holdings, Inc. 7,400 143,747
Japan Airlines Co. Ltd. 5,574 105,650
249,397
Personal Care Products 0.1%
Kao Corp.(a) 19,100 763,079

Nationwide International Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
JAPAN
Personal Care Products
Shiseido Co. Ltd.(a) 15,800 269,685
1,032,764
Pharmaceuticals 0.9%
Astellas Pharma, Inc. 73,800 1,023,838
Chugai Pharmaceutical Co.
Ltd. 27,500 1,569,210
Daiichi Sankyo Co. Ltd. 73,800 1,355,474
Eisai Co. Ltd. 10,000 279,160
Kyowa Kirin Co. Ltd.(a) 8,900 144,218
Otsuka Holdings Co. Ltd. 17,600 1,052,822
Shionogi & Co. Ltd. 30,500 627,182
Takeda Pharmaceutical Co.
Ltd. 64,797 2,217,887
8,269,791
Professional Services 0.4%
Recruit Holdings Co. Ltd. 57,100 3,023,885
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd. 11,000 223,199
Daiwa House Industry Co.
Ltd. 22,900 779,653
Hulic Co. Ltd.(a) 19,100 227,513
Mitsubishi Estate Co. Ltd. 43,700 1,114,930
Mitsui Fudosan Co. Ltd. 107,600 1,234,175
Sumitomo Realty &
Development Co. Ltd. 25,000 695,096
4,274,566
Semiconductors & Semiconductor Equipment 1.7%
Advantest Corp. 31,100 5,103,342
Disco Corp. 3,700 1,580,848
Kioxia Holdings Corp.* 7,700 1,069,202
Lasertec Corp. 3,300 779,017
Renesas Electronics Corp.* 72,600 1,212,188
SCREEN Holdings Co. Ltd.
(a) 3,100 394,952
Tokyo Electron Ltd. 18,200 4,876,557
15,016,106
Software 0.0%
†
Oracle Corp. Japan 1,300 88,077
Trend Micro, Inc.* 5,200 203,137
291,214
Specialty Retail 0.4%
Fast Retailing Co. Ltd. 7,800 2,950,369
Nitori Holdings Co. Ltd.(a) 16,500 282,971
Sanrio Co. Ltd.(a) 7,700 237,889
ZOZO, Inc.(a) 16,500 136,121
3,607,350
Technology Hardware, Storage & Peripherals 0.2%
Canon, Inc.(a) 35,600 1,078,966
FUJIFILM Holdings Corp. 44,800 894,685
1,973,651
Textiles, Apparel & Luxury Goods 0.1%
Asics Corp. 29,200 704,578
Tobacco 0.2%
Japan Tobacco, Inc.(a) 49,300 1,765,031
Trading Companies & Distributors 1.7%
ITOCHU Corp. 240,000 3,058,340
Marubeni Corp. 57,100 1,891,212
Mitsubishi Corp. 130,700 3,464,849
Mitsui & Co. Ltd. 99,800 3,252,600
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors
MonotaRO Co. Ltd.(a) 8,800 118,892
Sumitomo Corp. 44,100 1,783,503
Toyota Tsusho Corp. 27,600 1,002,439
14,571,835
Wireless Telecommunication Services 0.9%
KDDI Corp. 117,700 1,983,650
SoftBank Corp. 1,170,200 1,583,486
SoftBank Group Corp. 155,000 4,280,727
7,847,863
194,861,236
LUXEMBOURG 0.2%
Capital Markets 0.0%
†
CVC Capital Partners plc
Reg. S(b) 8,940 158,078
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE 4,574 370,184
Metals & Mining 0.1%
ArcelorMittal SA 18,598 1,004,788
1,533,050
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd. 81,000 412,019
Sands China Ltd. 91,500 200,263
612,282
MEXICO 0.1%
Metals & Mining 0.1%
Fresnillo plc 9,256 469,824
NETHERLANDS 4.9%
Banks 0.5%
ABN AMRO Bank NV, CVA
Reg. S(b) 23,150 852,693
ING Groep NV 122,554 3,607,710
4,460,403
Beverages 0.2%
Heineken Holding NV 5,232 386,392
Heineken NV 11,743 967,273
1,353,665
Biotechnology 0.2%
Argenx SE* 2,514 2,112,447
Capital Markets 0.0%
†
Euronext NV Reg. S(b) 3,252 455,709
Chemicals 0.1%
Akzo Nobel NV 6,875 480,187
Consumer Staples Distribution & Retail 0.2%
Koninklijke Ahold Delhaize
NV 36,103 1,410,397
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 155,277 756,275
Entertainment 0.1%
Universal Music Group NV 44,948 1,101,789
Financial Services 0.2%
Adyen NV Reg. S*(b) 1,026 1,524,180
EXOR NV 3,783 310,971
1,835,151

48 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Food Products 0.1%
JDE Peet's NV(a) 6,631 248,535
Magnum Ice Cream Co. NV
(The)*(a) 19,935 353,933
Magnum Ice Cream Co. NV
(The)(a) — 0
602,468
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV 31,581 907,182
Insurance 0.1%
ASR Nederland NV 6,482 471,313
NN Group NV 10,775 851,646
1,322,959
Professional Services 0.1%
Randstad NV(a) 4,364 156,152
Wolters Kluwer NV 9,555 893,382
1,049,534
Semiconductors & Semiconductor Equipment 2.8%
ASM International NV 1,904 1,599,197
ASML Holding NV 15,743 22,374,720
BE Semiconductor Industries
NV 2,994 585,667
24,559,584
Software 0.1%
Nebius Group NV, Class
A*(a) 8,691 740,386
Trading Companies & Distributors 0.0%
†
IMCD NV(a) 2,382 222,321
43,370,457
NEW ZEALAND 0.2%
Electric Utilities 0.0%
†
Contact Energy Ltd. 37,423 210,677
Financial Services 0.0%
†
Infratil Ltd. 39,419 263,021
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 24,257 568,368
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 47,550 161,778
Software 0.1%
Xero Ltd.* 6,661 435,147
Transportation Infrastructure 0.0%
†
Auckland International
Airport Ltd. 68,275 339,556
1,978,547
NORWAY 0.6%
Aerospace & Defense 0.1%
Kongsberg Gruppen ASA 18,334 629,377
Banks 0.1%
DNB Bank ASA 35,242 1,012,932
Diversified Telecommunication Services 0.1%
Telenor ASA 25,613 430,735
Food Products 0.1%
Mowi ASA 19,401 446,062
Orkla ASA 27,365 324,541
Common Stocks
Shares Value ($)
NORWAY
Food Products
Salmar ASA 2,467 146,726
917,329
Insurance 0.0%
†
Gjensidige Forsikring ASA 7,583 215,521
Metals & Mining 0.1%
Norsk Hydro ASA 58,343 520,796
Oil, Gas & Consumable Fuels 0.1%
Aker BP ASA 13,033 383,482
Equinor ASA 30,402 814,353
1,197,835
4,924,525
POLAND 0.0%
†
Air Freight & Logistics 0.0%
†
InPost SA*(a) 9,497 148,812
PORTUGAL 0.2%
Banks 0.1%
Banco Comercial Portugues
SA, Class R 304,558 330,586
Consumer Staples Distribution & Retail 0.0%
†
Jeronimo Martins SGPS SA 11,882 280,417
Electric Utilities 0.1%
EDP SA 126,502 647,329
Oil, Gas & Consumable Fuels 0.0%
†
Galp Energia SGPS SA 16,559 330,164
1,588,496
SINGAPORE 1.7%
Aerospace & Defense 0.1%
Singapore Technologies
Engineering Ltd. 61,400 474,152
Banks 0.9%
DBS Group Holdings Ltd. 86,225 4,018,378
Oversea-Chinese Banking
Corp. Ltd. 137,689 2,301,493
United Overseas Bank Ltd. 50,962 1,535,063
7,854,934
Broadline Retail 0.2%
Sea Ltd., ADR* 15,703 1,829,242
Capital Markets 0.1%
Singapore Exchange Ltd. 35,000 486,422
Diversified REITs 0.1%
CapitaLand Integrated
Commercial Trust 240,037 451,653
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 293,903 1,060,968
Ground Transportation 0.0%
†
Grab Holdings Ltd., Class A* 97,736 420,265
Industrial Conglomerates 0.1%
Keppel Ltd. 60,200 518,384
Industrial REITs 0.0%
†
CapitaLand Ascendas REIT 151,813 340,443
Multi-Utilities 0.0%
†
Sembcorp Industries Ltd. 37,500 178,115

Nationwide International Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
SINGAPORE
Passenger Airlines 0.0%
†
Singapore Airlines Ltd. 60,182 300,675
Real Estate Management & Development 0.0%
†
CapitaLand Investment Ltd. 99,345 240,620
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV 27,169 759,799
14,915,672
SOUTH AFRICA 0.2%
Metals & Mining 0.2%
Anglo American plc 45,777 2,121,673
SOUTH KOREA 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
Delivery Hero SE Reg. S*(a)
(b) 8,194 229,194
SPAIN 3.7%
Banks 1.9%
Banco Bilbao Vizcaya
Argentaria SA 233,759 5,953,033
Banco de Sabadell SA 205,957 812,805
Banco Santander SA 603,750 7,768,464
Bankinter SA 26,412 452,129
CaixaBank SA 159,714 2,122,665
17,109,096
Biotechnology 0.0%
†
Grifols SA(a) 12,552 161,185
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 7,080 795,704
Diversified Telecommunication Services 0.2%
Cellnex Telecom SA Reg.
S(a)(b) 20,709 638,944
Telefonica SA(a) 152,091 615,868
1,254,812
Electric Utilities 0.8%
Acciona SA(a) 921 198,239
Endesa SA(a) 12,856 474,284
Iberdrola SA 257,484 5,781,654
Iberdrola SA*∞ 3,484 78,156
Redeia Corp. SA(a) 16,266 281,536
6,813,869
Gas Utilities 0.0%
†
Naturgy Energy Group SA 9,810 307,952
Hotels, Restaurants & Leisure 0.2%
Amadeus IT Group SA 18,511 1,241,549
Independent Power and Renewable Electricity Producers
0.0%
†
EDP Renovaveis SA(a) 11,993 182,084
Insurance 0.0%
†
Mapfre SA 37,854 173,278
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 44,659 879,859
Specialty Retail 0.3%
Industria de Diseno Textil SA 43,959 2,869,998
Common Stocks
Shares Value ($)
SPAIN
Transportation Infrastructure 0.1%
Aena SME SA Reg. S(b) 30,397 945,843
32,735,229
SWEDEN 3.3%
Aerospace & Defense 0.1%
Saab AB, Class B 12,967 1,007,529
Banks 0.4%
Skandinaviska Enskilda
Banken AB, Class A 62,026 1,336,506
Svenska Handelsbanken AB,
Class A(a) 58,635 927,252
Swedbank AB, Class A 34,676 1,355,080
3,618,838
Biotechnology 0.0%
†
Swedish Orphan Biovitrum
AB* 8,231 311,741
Building Products 0.2%
Assa Abloy AB, Class B 40,705 1,646,562
Nibe Industrier AB, Class
B(a) 55,037 211,196
1,857,758
Capital Markets 0.1%
EQT AB(a) 20,235 773,604
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B 18,888 312,175
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson, Class B 113,247 1,231,253
Construction & Engineering 0.0%
†
Skanska AB, Class B 13,407 408,081
Diversified Telecommunication Services 0.1%
Telia Co. AB(a) 98,756 449,488
Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B(a) 84,422 957,914
Financial Services 0.4%
Industrivarden AB, Class A 5,019 251,495
Industrivarden AB, Class
C(a) 5,985 299,872
Investor AB, Class B 73,451 2,838,901
L E Lundbergforetagen AB,
Class B 2,740 163,199
3,553,467
Hotels, Restaurants & Leisure 0.0%
†
Evolution AB Reg. S(b) 5,289 342,849
Household Products 0.1%
Essity AB, Class B 24,107 712,320
Industrial Conglomerates 0.1%
Investment AB Latour, Class
B 6,259 156,309
Lifco AB, Class B 9,339 321,988
478,297
Machinery 1.2%
Alfa Laval AB 11,894 690,156
Atlas Copco AB, Class A 109,126 2,257,744
Atlas Copco AB, Class B 63,594 1,146,549
Epiroc AB, Class A 27,311 766,871
Epiroc AB, Class B 15,611 389,933

50 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Machinery
Indutrade AB 10,359 243,567
Sandvik AB 43,626 1,726,354
SKF AB, Class B 13,322 347,497
Trelleborg AB, Class B 7,832 317,102
Volvo AB, Class B(a) 64,962 2,363,201
10,248,974
Metals & Mining 0.1%
Boliden AB* 11,598 817,526
Paper & Forest Products 0.1%
Holmen AB, Class B(a) 3,240 121,467
Svenska Cellulosa AB SCA,
Class B(a) 25,377 317,989
439,456
Real Estate Management & Development 0.0%
†
Fastighets AB Balder, Class
B*(a) 25,442 191,481
Sagax AB, Class B(a) 9,425 207,911
399,392
Specialty Retail 0.0%
†
H & M Hennes & Mauritz AB,
Class B(a) 20,222 404,881
Trading Companies & Distributors 0.1%
AddTech AB, Class B 10,775 351,155
Beijer Ref AB, Class B 17,534 250,067
601,222
Wireless Telecommunication Services 0.1%
Tele2 AB, Class B 22,697 415,198
29,341,963
SWITZERLAND 4.7%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered)(a) 1,290 174,460
Building Products 0.2%
Belimo Holding AG
(Registered)(a) 412 451,943
Geberit AG (Registered)(a) 1,378 1,050,010
1,501,953
Capital Markets 0.9%
Julius Baer Group Ltd. 8,523 712,302
Partners Group Holding
AG(a) 930 1,271,806
UBS Group AG (Registered) 128,758 6,101,076
8,085,184
Chemicals 0.4%
DSM-Firmenich AG 6,975 547,315
EMS-Chemie Holding AG
(Registered) 282 219,057
Givaudan SA (Registered) 368 1,422,347
Sika AG (Registered) 6,185 1,184,655
3,373,374
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)
(a) 1,024 838,875
Electric Utilities 0.0%
†
BKW AG 927 175,291
Electrical Equipment 0.6%
ABB Ltd. (Registered) 63,570 5,493,106
Common Stocks
Shares Value ($)
SWITZERLAND
Food Products 0.2%
Barry Callebaut AG
(Registered)(a) 149 260,515
Chocoladefabriken Lindt &
Spruengli AG 39 557,964
Chocoladefabriken Lindt &
Spruengli AG (Registered) 5 736,916
1,555,395
Health Care Equipment & Supplies 0.1%
Sonova Holding AG
(Registered) 1,958 535,155
Straumann Holding AG
(Registered)(a) 4,646 560,385
1,095,540
Insurance 0.7%
Helvetia Baloise Holding
AG(a) 3,177 803,976
Swiss Life Holding AG
(Registered)(a) 1,156 1,265,185
Zurich Insurance Group
AG(a) 5,936 4,216,419
6,285,580
Life Sciences Tools & Services 0.2%
Lonza Group AG
(Registered) 2,878 1,962,746
Machinery 0.2%
Schindler Holding AG 1,584 610,772
Schindler Holding AG
(Registered)(a) 951 349,836
VAT Group AG Reg. S(b) 1,064 692,801
1,653,409
Marine Transportation 0.0%
†
Kuehne + Nagel International
AG (Registered) 1,963 453,199
Pharmaceuticals 0.3%
Galderma Group AG 6,351 1,182,128
Sandoz Group AG 16,815 1,329,994
2,512,122
Professional Services 0.1%
SGS SA (Registered) 6,713 805,459
Real Estate Management & Development 0.1%
Swiss Prime Site AG
(Registered) 3,317 563,387
Specialty Retail 0.0%
†
Avolta AG 3,164 193,417
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 6,196 532,218
Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont
SA (Registered) 21,804 4,222,561
Swatch Group AG (The)(a) 1,095 258,898
4,481,459
41,736,174
UNITED KINGDOM 11.1%
Aerospace & Defense 1.1%
BAE Systems plc 121,999 3,290,100
Melrose Industries plc 51,528 442,154

Nationwide International Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
UNITED KINGDOM
Aerospace & Defense
Rolls-Royce Holdings plc 341,369 5,675,708
9,407,962
Banks 2.8%
Barclays plc 566,335 3,782,576
HSBC Holdings plc 698,227 12,373,897
Lloyds Banking Group plc 2,401,266 3,562,304
NatWest Group plc 326,618 2,992,273
Standard Chartered plc 79,139 2,020,759
24,731,809
Beverages 0.3%
Coca-Cola Europacific
Partners plc 8,515 780,825
Diageo plc 89,469 2,062,290
2,843,115
Broadline Retail 0.1%
Next plc 4,760 864,620
Capital Markets 0.5%
3i Group plc 40,673 1,870,304
London Stock Exchange
Group plc 19,079 2,126,016
Schroders plc 26,049 161,290
4,157,610
Commercial Services & Supplies 0.1%
Rentokil Initial plc 103,895 640,720
Consumer Staples Distribution & Retail 0.3%
J Sainsbury plc(a) 70,398 308,299
Marks & Spencer Group plc 86,510 434,666
Tesco plc 262,293 1,525,400
2,268,365
Diversified Consumer Services 0.0%
†
Pearson plc 23,433 307,881
Diversified REITs 0.0%
†
Land Securities Group plc 30,986 276,207
Diversified Telecommunication Services 0.1%
BT Group plc 242,591 638,375
Electric Utilities 0.2%
SSE plc 49,359 1,640,049
Electronic Equipment, Instruments & Components 0.1%
Halma plc 15,006 728,916
Financial Services 0.1%
M&G plc 89,106 377,783
Wise plc, Class A* 28,293 365,878
743,661
Food Products 0.0%
†
Associated British Foods plc 12,739 332,320
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 33,876 577,431
Hotels, Restaurants & Leisure 0.4%
Compass Group plc 68,371 2,047,891
Entain plc 23,389 193,878
InterContinental Hotels
Group plc 5,733 777,677
Whitbread plc 7,132 266,256
3,285,702
Household Durables 0.0%
†
Barratt Redrow plc 57,160 303,890
Common Stocks
Shares Value ($)
UNITED KINGDOM
Household Products 0.3%
Reckitt Benckiser Group plc 27,383 2,282,666
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 108,886 883,789
DCC plc(a) 3,846 244,190
Smiths Group plc 13,166 452,874
1,580,853
Industrial REITs 0.1%
Segro plc 52,826 550,881
Insurance 0.3%
Admiral Group plc 10,321 388,376
Aviva plc 122,597 1,070,133
Legal & General Group plc 223,228 810,885
Phoenix Group Holdings plc 29,590 299,712
2,569,106
Interactive Media & Services 0.0%
†
Autotrader Group plc Reg.
S(b) 33,458 246,436
Machinery 0.0%
†
Spirax Group plc 2,887 287,502
Media 0.1%
Informa plc 51,871 625,426
Multi-Utilities 0.4%
Centrica plc 188,044 491,956
National Grid plc 201,237 3,412,637
3,904,593
Passenger Airlines 0.0%
†
International Consolidated
Airlines Group SA 45,847 262,669
Personal Care Products 0.7%
Unilever plc 88,399 5,994,419
Pharmaceuticals 1.3%
AstraZeneca plc 62,897 11,677,138
Hikma Pharmaceuticals plc 7,547 158,185
11,835,323
Professional Services 0.3%
Intertek Group plc 6,441 393,975
RELX plc 74,181 2,630,007
3,023,982
Software 0.1%
Sage Group plc (The) 39,318 515,528
Specialty Retail 0.0%
†
JD Sports Fashion plc 115,121 128,966
Kingfisher plc 70,523 325,682
454,648
Tobacco 0.7%
British American Tobacco plc 88,668 5,357,480
Imperial Brands plc 30,722 1,291,152
6,648,632
Trading Companies & Distributors 0.2%
Ashtead Group plc 17,351 1,115,540
Bunzl plc 13,883 389,042
1,504,582
Water Utilities 0.1%
Severn Trent plc 11,524 461,552
United Utilities Group plc 28,601 489,062
950,614

52 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Wireless Telecommunication Services 0.1%
Vodafone Group plc 758,790 1,115,595
98,102,088
UNITED STATES 9.1%
Automobiles 0.1%
Stellantis NV 80,540 791,112
Construction & Engineering 0.2%
Ferrovial SE 20,660 1,399,564
Construction Materials 0.3%
Buzzi SpA 3,157 179,334
Holcim AG 20,485 2,110,796
2,290,130
Electrical Equipment 0.7%
Schneider Electric SE 22,238 6,343,462
Energy Equipment & Services 0.0%
†
Tenaris SA 15,382 341,085
Entertainment 0.4%
Spotify Technology SA* 6,342 3,173,220
Food Products 1.1%
Nestle SA (Registered) 104,504 9,933,114
Health Care Equipment & Supplies 0.2%
Alcon AG(a) 20,383 1,656,716
Insurance 0.3%
Aegon Ltd. 56,279 443,044
Swiss Re AG 12,019 1,928,854
2,371,898
Life Sciences Tools & Services 0.0%
†
QIAGEN NV 7,916 418,537
Marine Transportation 0.1%
AP Moller - Maersk A/S,
Class A 112 274,977
AP Moller - Maersk A/S,
Class B 162 401,840
676,817
Oil, Gas & Consumable Fuels 1.5%
BP plc 638,141 4,035,315
Shell plc 234,939 9,004,923
13,040,238
Pharmaceuticals 4.0%
GSK plc 165,262 4,243,447
Haleon plc 359,832 1,868,240
Novartis AG (Registered) 77,112 11,453,255
Roche Holding AG 29,795 13,531,464
Sanofi SA 44,921 4,225,938
35,322,344
Professional Services 0.1%
Experian plc 36,543 1,374,167
Software 0.1%
CyberArk Software Ltd.* 2,082 896,988
Monday.com Ltd.* 1,702 195,305
1,092,293
80,224,697
Total Common Stocks
(cost $350,354,114) 868,955,341
Rights 0.0%
†
Number of
Rights Value ($)
SPAIN 0.0%
†
Construction & Engineering 0.0%
†
ACS Actividades de
Construccion y Servicios
SA, expiring 2/3/2026*(a) 7,080 3,894
Electric Utilities 0.0%
†
Iberdrola SA, expiring
1/26/2026(a) — 0
3,894
Total Rights
(cost $3,723) 3,894
Repurchase Agreements 2.5%
Principal
Amount ($)
CF Secured, LLC, 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase
price $3,941,881,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050;
total market value
$4,020,719.(c) 3,940,679 3,940,679
ING Financial Services
LLC, 3.67%, dated
1/30/2026, due
2/6/2026, repurchase
price $1,000,714,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
2/19/2026 - 8/15/2050;
total market value
$1,020,000.(c) 1,000,000 1,000,000
Marex Capital Markets,
Inc., 3.72%, dated
1/30/2026, due
2/2/2026, repurchase
price $7,002,170,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.25%, maturing
4/15/2026 - 2/15/2055;
total market value
$7,142,215.(c) 7,000,000 7,000,000

Nationwide International Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 53
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets, 3.66%,
dated 1/30/2026, due
2/2/2026, repurchase
price $2,000,610,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
2/10/2036 - 8/15/2035;
total market value
$2,040,622.(c) 2,000,000 2,000,000
Santander US Capital
Markets, 3.67%,
dated 1/30/2026, due
2/2/2026, repurchase
price $8,002,447,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.00%, maturing
8/25/2036 - 1/25/2056;
total market value
$8,162,496.(c) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $21,940,679) 21,940,679
Total Investments
(cost $372,298,516) — 100.9% 890,899,914
Liabilities in excess of other assets
— (0.9)% (7,516,612)
NET ASSETS — 100.0%
$ 883,383,302
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $27,343,970, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $21,940,679 and by $7,215,464 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 2/17/2026 - 11/15/2055, a total value of
$29,156,143.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2026
was $9,370,251 which represents 1.06% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $21,940,679.
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of January 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 43 3/2026 EUR 3,033,228 (31,203)
FTSE 100 Index 14 3/2026 GBP 1,951,993 (2,712)
Nikkei 225 Index 7 3/2026 JPY 1,204,623 (11,666)
SPI 200 Index 8 3/2026 AUD 1,229,336 2,174
Net contracts (43,407)
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

54 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide International Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide International Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 55
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 30,723,587 $ – $ 30,723,587
Air Freight & Logistics – 4,793,404 – 4,793,404
Automobile Components – 5,000,454 – 5,000,454
Automobiles – 20,159,214 – 20,159,214
Banks – 133,290,610 – 133,290,610
Beverages 780,826 9,481,913 – 10,262,739
Biotechnology – 5,850,445 – 5,850,445
Broadline Retail 1,829,242 7,793,090 – 9,622,332
Building Products – 7,431,195 – 7,431,195
Capital Markets 366,433 26,924,414 – 27,290,847
Chemicals – 17,085,691 – 17,085,691
Commercial Services & Supplies – 2,960,993 – 2,960,993
Communications Equipment – 2,590,816 – 2,590,816
Construction & Engineering – 8,490,651 – 8,490,651
Construction Materials – 3,775,327 – 3,775,327
Consumer Staples Distribution & Retail – 9,468,036 – 9,468,036
Distributors – 189,516 – 189,516
Diversified Consumer Services – 307,881 – 307,881
Diversified REITs – 1,223,218 – 1,223,218
Diversified Telecommunication Services – 14,514,421 – 14,514,421
Electric Utilities – 17,570,995 – 17,570,995
Electrical Equipment – 26,139,953 – 26,139,953
Electronic Equipment, Instruments &
Components – 8,299,420 – 8,299,420
Energy Equipment & Services – 341,085 – 341,085
Entertainment 3,173,219 5,616,328 – 8,789,547
Financial Services – 10,265,630 – 10,265,630
Food Products 602,468 17,195,598 – 17,798,066
Gas Utilities – 2,740,560 – 2,740,560
Ground Transportation 420,265 3,350,194 – 3,770,459
Health Care Equipment & Supplies – 14,277,544 – 14,277,544
Health Care Providers & Services – 2,092,540 – 2,092,540
Health Care Technology – 516,410 – 516,410
Hotels, Restaurants & Leisure – 8,591,901 – 8,591,901
Household Durables – 7,666,719 – 7,666,719
Household Products – 4,193,123 – 4,193,123
Independent Power and Renewable
Electricity Producers – 2,470,260 – 2,470,260
Industrial Conglomerates – 19,455,048 – 19,455,048
Industrial REITs – 2,647,943 – 2,647,943
Insurance – 48,401,290 – 48,401,290
Interactive Media & Services – 1,440,266 – 1,440,266
IT Services 177,327 5,999,916 – 6,177,243
Leisure Products – 959,473 – 959,473
Life Sciences Tools & Services – 3,318,460 – 3,318,460
Machinery – 30,330,124 – 30,330,124
Marine Transportation – 2,550,537 – 2,550,537
Media – 1,553,563 – 1,553,563
Metals & Mining – 27,627,388 – 27,627,388
Multi-Utilities – 9,163,648 – 9,163,648
Office REITs – 447,425 – 447,425
Oil, Gas & Consumable Fuels – 28,035,257 – 28,035,257
Paper & Forest Products – 1,273,772 – 1,273,772
Passenger Airlines – 2,426,030 – 2,426,030
Personal Care Products – 11,947,216 – 11,947,216
Pharmaceuticals 5,833,687 66,934,052 – 72,767,739
Professional Services – 10,201,496 – 10,201,496
Real Estate Management & Development – 9,419,295 – 9,419,295
Retail REITs – 2,236,395 – 2,236,395

56 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide International Index Fund
E
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ – $ 43,534,450 $ – $ 43,534,450
Software 2,471,017 11,385,674 – 13,856,691
Specialty Retail – 7,798,432 – 7,798,432
Technology Hardware, Storage &
Peripherals – 2,505,869 – 2,505,869
Textiles, Apparel & Luxury Goods – 17,778,649 – 17,778,649
Tobacco – 8,413,663 – 8,413,663
Trading Companies & Distributors 1,041,391 17,817,321 – 18,858,712
Transportation Infrastructure – 2,944,408 – 2,944,408
Water Utilities – 950,614 – 950,614
Wireless Telecommunication Services – 9,378,656 – 9,378,656
Total Common Stocks $ 16,695,875 $ 852,259,466 $ – $ 868,955,341
Futures Contracts 2,174 – – 2,174
Repurchase Agreements – 21,940,679 – 21,940,679
Rights 3,894 – – 3,894
Total Assets $ 16,701,943 $ 874,200,145 $ – $ 890,902,088
Liabilities:
Futures Contracts $ (45,581) $ – $ – $ (45,581)
Total Liabilities $ (45,581) $ – $ – $ (45,581)
Total $ 16,656,362 $ 874,200,145 $ – $ 890,856,507

Nationwide International Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 57
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2026:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 2,174
Total $ 2,174
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (45,581)
Total $ (45,581)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

58 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks 99 .7%
Shares Value ($)
Aerospace & Defense 4 .0%
AeroVironment, Inc.*(a) 4,371 1,216,843
ATI, Inc.* 18,665 2,245,399
BWX Technologies, Inc. 12,560 2,580,201
Carpenter Technology Corp. 6,844 2,175,228
Curtiss-Wright Corp. 5,066 3,326,792
Hexcel Corp.(a) 10,936 905,610
Kratos Defense & Security
Solutions, Inc.* 23,196 2,389,420
StandardAero, Inc.* 26,491 818,307
Woodward, Inc. 8,238 2,618,366
18,276,166
Air Freight & Logistics 0 .2%
GXO Logistics, Inc.* 15,728 890,048
Automobile Components 1 .0%
Autoliv, Inc.(a) 9,601 1,164,025
BorgWarner, Inc. 29,390 1,393,380
Gentex Corp. 30,079 692,118
Goodyear Tire & Rubber Co.
(The)* 39,313 369,935
Lear Corp. 7,126 834,384
Visteon Corp. 3,749 340,634
4,794,476
Automobiles 0 .3%
Harley-Davidson, Inc. 18,284 362,023
Thor Industries, Inc. 7,231 808,932
1,170,955
Banks 6 .0%
Associated Banc-Corp. 23,421 638,456
Bank OZK 14,547 691,855
Columbia Banking System,
Inc. 41,094 1,209,807
Commerce Bancshares, Inc. 17,764 935,097
Cullen/Frost Bankers, Inc. 8,784 1,210,611
East West Bancorp, Inc. 18,902 2,163,145
First Financial Bankshares,
Inc. 18,359 584,183
First Horizon Corp. 67,646 1,656,651
Flagstar Bank NA 41,124 543,659
FNB Corp.(a) 49,201 863,478
Glacier Bancorp, Inc.(a) 17,673 895,668
Hancock Whitney Corp. 11,487 790,306
Home BancShares, Inc. 25,111 725,708
International Bancshares Corp. 7,430 517,425
Old National Bancorp(a) 47,780 1,167,265
Pinnacle Financial Partners,
Inc. 20,555 1,954,575
Prosperity Bancshares, Inc. 13,050 900,581
SOUTHSTATE BANK Corp. 13,809 1,413,075
Texas Capital Bancshares,
Inc.* 6,271 634,437
UMB Financial Corp. 9,809 1,247,116
United Bankshares, Inc.(a) 19,246 814,683
Valley National Bancorp 65,884 820,915
Webster Financial Corp. 22,158 1,457,332
Western Alliance Bancorp 14,181 1,264,236
Wintrust Financial Corp. 9,201 1,357,056
Zions Bancorp NA 20,284 1,215,214
27,672,534
Common Stocks
Shares Value ($)
Beverages 0 .6%
Boston Beer Co., Inc. (The),
Class A* 1,229 262,539
Celsius Holdings, Inc.* 21,957 1,152,304
Coca-Cola Consolidated, Inc. 7,771 1,181,658
2,596,501
Biotechnology 2 .4%
BioMarin Pharmaceutical, Inc.* 26,393 1,492,260
Cytokinetics, Inc.* 16,797 1,061,403
Exelixis, Inc.* 36,834 1,523,454
Halozyme Therapeutics,
Inc.*(a) 16,156 1,158,547
Neurocrine Biosciences, Inc.* 13,698 1,863,750
Roivant Sciences Ltd.* 60,195 1,301,416
United Therapeutics Corp.* 5,915 2,777,033
11,177,863
Broadline Retail 0 .4%
Macy's, Inc. 36,888 738,498
Ollie's Bargain Outlet
Holdings, Inc.* 8,423 929,141
1,667,639
Building Products 2 .0%
AAON, Inc.(a) 9,297 846,585
Advanced Drainage Systems,
Inc. 9,829 1,494,401
Carlisle Cos., Inc. 5,727 1,952,277
Fortune Brands Innovations,
Inc. 16,505 892,920
Owens Corning 11,292 1,353,233
Simpson Manufacturing Co.,
Inc. 5,696 1,006,939
Trex Co., Inc.* 14,735 610,324
UFP Industries, Inc. 8,003 826,550
8,983,229
Capital Markets 2 .9%
Affiliated Managers Group, Inc. 3,864 1,209,780
Carlyle Group, Inc. (The) 35,650 2,095,507
Evercore, Inc., Class A 5,314 1,877,277
Federated Hermes, Inc., Class
B 10,153 540,952
Hamilton Lane, Inc., Class A 5,617 793,345
Houlihan Lokey, Inc., Class A 7,489 1,260,548
Janus Henderson Group plc 16,978 817,151
Jefferies Financial Group, Inc. 22,671 1,387,012
Morningstar, Inc. 3,277 662,249
SEI Investments Co. 12,784 1,123,074
Stifel Financial Corp. 13,989 1,724,844
13,491,739
Chemicals 1 .3%
Ashland, Inc. 6,847 418,763
Avient Corp. 12,579 454,731
Axalta Coating Systems Ltd.* 29,309 984,196
Cabot Corp. 7,309 527,637
NewMarket Corp. 1,072 719,087
Olin Corp. 15,678 326,259
RPM International, Inc. 17,615 1,884,100
Scotts Miracle-Gro Co. (The) 6,108 392,256
Westlake Corp.(a) 4,582 363,444
6,070,473

Nationwide Mid Cap Market Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Commercial Services & Supplies 1 .7%
Brink's Co. (The) 5,708 725,144
Clean Harbors, Inc.* 6,900 1,793,379
MSA Safety, Inc. 5,056 895,671
RB Global, Inc. 25,511 2,897,284
Tetra Tech, Inc. 35,914 1,352,521
7,663,999
Communications Equipment 1 .9%
Ciena Corp.* 19,379 4,879,826
Lumentum Holdings, Inc.*(a) 9,740 3,816,522
8,696,348
Construction & Engineering 2 .4%
AECOM 18,196 1,754,640
API Group Corp.* 50,853 2,113,959
Dycom Industries, Inc.* 3,978 1,449,544
Fluor Corp.* 22,144 1,022,831
MasTec, Inc.* 8,427 2,026,525
Sterling Infrastructure, Inc.*(a) 4,220 1,510,380
Valmont Industries, Inc. 2,706 1,205,686
11,083,565
Construction Materials 0 .3%
Eagle Materials, Inc. 4,405 897,783
Knife River Corp.* 7,785 522,919
1,420,702
Consumer Finance 0 .7%
Ally Financial, Inc. 38,512 1,628,288
FirstCash Holdings, Inc. 5,336 909,788
SLM Corp.(a) 27,894 757,322
3,295,398
Consumer Staples Distribution & Retail 2 .6%
Albertsons Cos., Inc., Class A 54,335 904,678
BJ's Wholesale Club Holdings,
Inc.* 18,100 1,673,164
Casey's General Stores, Inc. 5,108 3,098,002
Maplebear, Inc.* 25,247 938,179
Performance Food Group Co.* 21,543 2,056,279
Sprouts Farmers Market, Inc.* 13,377 948,563
US Foods Holding Corp.* 30,628 2,561,113
12,179,978
Containers & Packaging 1 .0%
AptarGroup, Inc. 9,015 1,126,424
Crown Holdings, Inc. 15,664 1,639,708
Graphic Packaging Holding
Co.(a) 40,544 593,970
Greif, Inc., Class A 4,044 285,587
Silgan Holdings, Inc.(a) 12,049 519,914
Sonoco Products Co.(a) 13,550 650,400
4,816,003
Diversified Consumer Services 0 .9%
Duolingo, Inc., Class A* 5,497 736,928
Graham Holdings Co., Class B 467 544,816
Grand Canyon Education,
Inc.* 3,796 659,897
H&R Block, Inc. 17,368 685,167
Service Corp. International 19,258 1,548,921
4,175,729
Diversified REITs 0 .5%
WP Carey, Inc. 30,106 2,099,894
Common Stocks
Shares Value ($)
Electric Utilities 0 .8%
IDACORP, Inc.(a) 7,425 985,966
OGE Energy Corp. 27,677 1,208,931
Portland General Electric Co. 15,454 776,564
TXNM Energy, Inc. 14,584 859,289
3,830,750
Electrical Equipment 2 .0%
Acuity, Inc. 4,178 1,292,005
EnerSys 5,071 913,743
Nextpower, Inc., Class A* 20,386 2,386,997
nVent Electric plc 22,168 2,488,580
Regal Rexnord Corp. 9,121 1,473,041
Sensata Technologies Holding
plc 20,014 692,284
9,246,650
Electronic Equipment, Instruments & Components 4 .6%
Advanced Energy Industries,
Inc. 5,146 1,314,083
Arrow Electronics, Inc.* 7,703 1,020,570
Avnet, Inc. 11,173 697,083
Belden, Inc. 5,400 634,554
Cognex Corp. 23,025 891,988
Coherent Corp.* 21,590 4,580,966
Crane NXT Co.(a) 6,784 342,728
Fabrinet* 4,922 2,409,024
Flex Ltd.*(a) 50,802 3,202,558
IPG Photonics Corp.*(a) 3,472 320,848
Littelfuse, Inc. 3,421 1,107,583
Novanta, Inc.* 4,915 661,264
TD SYNNEX Corp. 10,405 1,650,961
TTM Technologies, Inc.* 14,163 1,390,807
Vontier Corp. 19,934 747,525
20,972,542
Energy Equipment & Services 1 .2%
NOV, Inc.(a) 50,110 919,519
TechnipFMC plc 55,574 3,096,583
Valaris Ltd.* 9,605 554,497
Weatherford International
plc(a) 9,854 927,064
5,497,663
Entertainment 0 .1%
Warner Music Group Corp.,
Class A 20,042 600,859
Financial Services 1 .3%
Equitable Holdings, Inc. 39,364 1,826,490
Essent Group Ltd. 13,280 835,577
Euronet Worldwide, Inc.* 5,372 389,255
MGIC Investment Corp. 30,738 827,467
Shift4 Payments, Inc., Class
A*(a) 9,282 548,009
Voya Financial, Inc. 13,074 1,002,253
WEX, Inc.*(a) 4,711 725,023
6,154,074
Food Products 0 .8%
Darling Ingredients, Inc.* 21,732 992,283
Flowers Foods, Inc.(a) 29,012 331,607
Ingredion, Inc. 8,728 1,030,777
Marzetti Co. (The) 2,794 479,367
Pilgrim's Pride Corp.(a) 5,874 254,755

60 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Food Products
Post Holdings, Inc.* 6,567 671,870
3,760,659
Gas Utilities 1 .1%
National Fuel Gas Co. 12,414 1,039,673
New Jersey Resources Corp.
(a) 13,800 682,824
ONE Gas, Inc. 8,243 655,813
Southwest Gas Holdings, Inc. 8,826 730,969
Spire, Inc.(a) 8,109 685,129
UGI Corp. 29,527 1,184,328
4,978,736
Ground Transportation 1 .5%
Avis Budget Group, Inc.*(a) 2,321 266,892
Knight-Swift Transportation
Holdings, Inc., Class A 22,302 1,228,840
Landstar System, Inc. 4,718 704,681
Ryder System, Inc. 5,547 1,061,030
Saia, Inc.* 3,660 1,225,624
XPO, Inc.* 16,126 2,388,422
6,875,489
Health Care Equipment & Supplies 1 .4%
Dentsply Sirona, Inc. 27,415 341,865
Envista Holdings Corp.* 22,589 530,164
Globus Medical, Inc., Class A* 15,306 1,387,948
Haemonetics Corp.* 6,431 428,690
Lantheus Holdings, Inc.* 9,110 609,641
LivaNova plc* 7,502 492,956
Masimo Corp.*(a) 6,272 861,334
Penumbra, Inc.* 5,380 1,926,955
6,579,553
Health Care Providers & Services 1 .8%
Chemed Corp. 1,946 831,214
Encompass Health Corp. 13,823 1,306,688
Ensign Group, Inc. (The) 7,902 1,356,457
HealthEquity, Inc.* 11,836 1,013,990
Hims & Hers Health, Inc.*(a) 28,618 775,262
Option Care Health, Inc.* 21,807 741,438
Tenet Healthcare Corp.* 12,074 2,285,367
8,310,416
Health Care REITs 0 .9%
American Healthcare REIT,
Inc. 24,241 1,137,145
Healthcare Realty Trust, Inc.,
Class A 48,307 811,075
Omega Healthcare Investors,
Inc. 40,600 1,781,528
Sabra Health Care REIT, Inc. 34,256 641,615
4,371,363
Health Care Technology 0 .2%
Doximity, Inc., Class A* 18,873 707,171
Hotel & Resort REITs 0 .1%
Park Hotels & Resorts, Inc. 30,662 335,136
Hotels, Restaurants & Leisure 2 .6%
Aramark 36,111 1,389,912
Boyd Gaming Corp. 7,942 671,417
Cava Group, Inc.*(a) 13,704 830,737
Choice Hotels International,
Inc.(a) 2,779 285,681
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Churchill Downs, Inc. 9,101 895,174
Dutch Bros, Inc., Class A* 17,369 944,700
Hilton Grand Vacations, Inc.* 8,794 396,697
Hyatt Hotels Corp., Class A 5,745 898,346
Planet Fitness, Inc., Class A* 11,400 1,037,856
Texas Roadhouse, Inc., Class
A 9,087 1,634,388
Travel + Leisure Co. 8,837 614,525
Vail Resorts, Inc.(a) 4,939 657,233
Wingstop, Inc.(a) 3,817 1,013,146
Wyndham Hotels & Resorts,
Inc. 10,379 755,487
12,025,299
Household Durables 1 .8%
KB Home 9,064 521,543
Somnigroup International, Inc. 28,837 2,533,330
Taylor Morrison Home Corp.,
Class A* 14,357 875,059
Toll Brothers, Inc. 13,241 1,913,192
TopBuild Corp.* 3,834 1,794,504
Whirlpool Corp.(a) 7,714 617,043
8,254,671
Independent Power and Renewable Electricity Producers
0 .7%
Ormat Technologies, Inc.(a) 8,350 1,043,249
Talen Energy Corp.*(a) 6,277 2,186,656
3,229,905
Industrial REITs 1 .0%
EastGroup Properties, Inc. 7,317 1,329,060
First Industrial Realty Trust,
Inc. 18,192 1,055,682
Rexford Industrial Realty, Inc. 31,913 1,293,434
STAG Industrial, Inc. 25,657 962,394
4,640,570
Insurance 3 .8%
American Financial Group, Inc. 9,510 1,238,868
Brighthouse Financial, Inc.* 7,854 503,127
CNO Financial Group, Inc. 13,100 550,855
Fidelity National Financial, Inc. 35,012 1,904,303
First American Financial Corp. 14,000 884,520
Hanover Insurance Group, Inc.
(The) 4,889 851,370
Kemper Corp. 8,844 348,542
Kinsale Capital Group, Inc. 3,036 1,201,892
Old Republic International
Corp. 31,275 1,225,042
Primerica, Inc. 4,385 1,153,430
Reinsurance Group of
America, Inc. 9,028 1,830,427
RenaissanceRe Holdings Ltd. 6,335 1,784,570
RLI Corp. 12,617 737,211
Ryan Specialty Holdings, Inc.,
Class A(a) 15,568 751,623
Selective Insurance Group,
Inc. 8,299 697,780
Unum Group 21,150 1,606,765
17,270,325
Interactive Media & Services 0 .5%
Pinterest, Inc., Class A* 81,857 1,811,496

Nationwide Mid Cap Market Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
Interactive Media & Services
ZoomInfo Technologies, Inc.,
Class A* 41,847 336,868
2,148,364
IT Services 1 .2%
ASGN, Inc.* 6,138 319,728
Kyndryl Holdings, Inc.* 31,400 722,200
Okta, Inc., Class A* 23,143 1,955,121
Twilio, Inc., Class A* 20,829 2,509,061
5,506,110
Leisure Products 0 .6%
Brunswick Corp. 8,935 716,766
Mattel, Inc.* 42,698 891,961
Polaris, Inc.(a) 7,341 468,649
YETI Holdings, Inc.* 11,401 521,140
2,598,516
Life Sciences Tools & Services 1 .9%
Avantor, Inc.*(a) 93,669 1,022,865
Bio-Rad Laboratories, Inc.,
Class A* 2,498 733,663
Bruker Corp.(a) 15,238 674,891
Illumina, Inc.* 20,992 3,039,851
Medpace Holdings, Inc.* 3,057 1,780,641
Repligen Corp.* 7,269 1,085,771
Sotera Health Co.* 28,491 516,257
8,853,939
Machinery 5 .7%
AGCO Corp. 8,509 965,006
Chart Industries, Inc.* 6,071 1,258,761
CNH Industrial NV 121,576 1,308,158
Crane Co. 6,726 1,228,437
Donaldson Co., Inc. 15,913 1,622,171
Esab Corp. 7,840 949,424
Flowserve Corp. 17,463 1,364,733
Graco, Inc. 22,777 1,989,115
ITT, Inc. 11,677 2,128,717
Lincoln Electric Holdings, Inc. 7,560 2,006,046
Middleby Corp. (The)* 6,366 936,884
Mueller Industries, Inc. 15,251 2,076,271
Oshkosh Corp. 8,690 1,249,796
RBC Bearings, Inc.* 4,325 2,161,073
SPX Technologies, Inc.* 6,847 1,426,983
Terex Corp.(a) 9,012 513,684
Timken Co. (The) 8,708 811,499
Toro Co. (The) 13,444 1,230,126
Watts Water Technologies,
Inc., Class A 3,765 1,126,902
26,353,786
Marine Transportation 0 .2%
Kirby Corp.* 7,446 876,096
Media 1 .0%
EchoStar Corp., Class A*(a) 18,493 2,093,777
New York Times Co. (The),
Class A 22,196 1,627,189
Nexstar Media Group, Inc.,
Class A(a) 3,916 831,680
4,552,646
Metals & Mining 2 .8%
Alcoa Corp. 35,577 2,021,129
Cleveland-Cliffs, Inc.* 78,267 1,076,954
Common Stocks
Shares Value ($)
Metals & Mining
Commercial Metals Co. 15,245 1,171,883
Hecla Mining Co. 92,059 2,073,169
MP Materials Corp.*(a) 18,505 1,087,539
Reliance, Inc. 7,183 2,366,798
Royal Gold, Inc. 11,131 2,930,904
12,728,376
Mortgage Real Estate Investment Trusts (REITs) 0 .7%
Annaly Capital Management,
Inc. 93,836 2,159,167
Starwood Property Trust, Inc. 47,824 857,484
3,016,651
Multi-Utilities 0 .3%
Black Hills Corp. 11,169 815,114
Northwestern Energy Group,
Inc. 8,436 572,467
1,387,581
Office REITs 0 .5%
COPT Defense Properties 15,520 478,171
Cousins Properties, Inc. 23,075 582,413
Kilroy Realty Corp. 14,953 515,580
Vornado Realty Trust 22,163 706,556
2,282,720
Oil, Gas & Consumable Fuels 3 .0%
Antero Midstream Corp. 45,802 861,994
Antero Resources Corp.* 40,262 1,464,329
Chord Energy Corp. 7,812 783,075
CNX Resources Corp.*(a) 18,798 729,362
DT Midstream, Inc. 13,968 1,760,247
HF Sinclair Corp. 21,480 1,116,745
Matador Resources Co. 16,048 726,012
Murphy Oil Corp.(a) 18,433 554,649
Ovintiv, Inc. 34,793 1,512,452
PBF Energy, Inc., Class A(a) 11,300 378,098
Permian Resources Corp.,
Class A 95,394 1,538,705
Range Resources Corp. 32,551 1,232,055
Viper Energy, Inc., Class A(a) 23,139 979,705
13,637,428
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp. 8,707 729,124
Passenger Airlines 0 .4%
Alaska Air Group, Inc.* 15,935 809,976
American Airlines Group, Inc.* 90,684 1,206,097
2,016,073
Personal Care Products 0 .3%
BellRing Brands, Inc.* 19,049 473,749
Coty, Inc., Class A*(a) 61,682 195,532
elf Beauty, Inc.* 8,193 696,323
1,365,604
Pharmaceuticals 0 .7%
Elanco Animal Health, Inc.*(a) 68,260 1,643,701
Jazz Pharmaceuticals plc* 8,348 1,373,162
3,016,863
Professional Services 2 .8%
Booz Allen Hamilton Holding
Corp., Class A 16,665 1,473,519
CACI International, Inc., Class
A* 3,033 1,882,219

62 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Professional Services
Concentrix Corp.(a) 6,795 253,793
ExlService Holdings, Inc.* 21,803 853,587
Exponent, Inc. 6,854 492,597
FTI Consulting, Inc.* 4,158 726,278
Genpact Ltd. 22,028 971,435
KBR, Inc. 17,446 746,863
Maximus, Inc. 7,741 731,060
Parsons Corp.*(a) 7,315 512,489
Paylocity Holding Corp.* 6,052 816,899
Science Applications
International Corp. 6,323 643,429
TransUnion 26,680 2,108,254
UL Solutions, Inc., Class A(a) 11,122 781,098
12,993,520
Real Estate Management & Development 0 .5%
Jones Lang LaSalle, Inc.* 6,484 2,320,688
Residential REITs 0 .8%
American Homes 4 Rent,
Class A 44,788 1,402,760
Equity LifeStyle Properties,
Inc. 26,628 1,682,091
Independence Realty Trust,
Inc. 32,797 547,710
3,632,561
Retail REITs 0 .9%
Agree Realty Corp. 16,957 1,224,804
Brixmor Property Group, Inc. 42,053 1,126,600
Kite Realty Group Trust 29,744 698,686
NNN REIT, Inc. 26,092 1,087,254
4,137,344
Semiconductors & Semiconductor Equipment 3 .3%
Allegro MicroSystems, Inc.* 17,039 628,909
Amkor Technology, Inc. 15,621 754,963
Cirrus Logic, Inc.* 7,011 913,814
Entegris, Inc.(a) 20,827 2,459,044
Lattice Semiconductor Corp.* 18,792 1,513,132
MACOM Technology Solutions
Holdings, Inc.* 8,799 1,927,509
MKS, Inc. 9,228 2,172,363
Onto Innovation, Inc.* 6,733 1,360,403
Rambus, Inc.* 14,789 1,683,432
Silicon Laboratories, Inc.* 4,513 642,877
Synaptics, Inc.* 5,357 442,006
Universal Display Corp. 6,680 766,997
15,265,449
Software 2 .9%
Appfolio, Inc., Class A* 3,170 601,920
Bentley Systems, Inc., Class
B(a) 20,460 718,555
BILL Holdings, Inc.* 12,246 528,660
Blackbaud, Inc.* 5,496 295,135
Commvault Systems, Inc.* 6,058 519,171
Docusign, Inc., Class A* 27,628 1,451,575
Dolby Laboratories, Inc., Class
A 8,406 539,581
Dropbox, Inc., Class A* 23,963 610,577
Dynatrace, Inc.* 41,419 1,577,650
Guidewire Software, Inc.* 11,680 1,644,077
Manhattan Associates, Inc.* 8,278 1,250,061
Nutanix, Inc., Class A* 37,201 1,463,115
Common Stocks
Shares Value ($)
Software
Pegasystems, Inc. 12,591 550,101
Qualys, Inc.* 4,926 649,739
UiPath, Inc., Class A*(a) 57,950 729,590
13,129,507
Specialized REITs 1 .3%
CubeSmart 31,328 1,175,740
EPR Properties 10,460 567,351
Gaming and Leisure
Properties, Inc. 38,880 1,739,880
Lamar Advertising Co., Class A 11,933 1,531,123
National Storage Affiliates
Trust 10,214 324,907
PotlatchDeltic Corp. 9,769 407,660
Rayonier, Inc. 20,400 463,896
6,210,557
Specialty Retail 3 .3%
Abercrombie & Fitch Co.,
Class A* 6,467 631,373
AutoNation, Inc.* 3,758 770,315
Bath & Body Works, Inc. 28,326 617,507
Burlington Stores, Inc.* 8,555 2,531,082
Chewy, Inc., Class A* 30,919 900,052
Dick's Sporting Goods, Inc. 9,082 1,834,564
Five Below, Inc.* 7,576 1,451,865
Floor & Decor Holdings, Inc.,
Class A*(a) 14,804 976,472
GameStop Corp., Class A* 56,612 1,351,895
Gap, Inc. (The) 31,095 870,038
Lithia Motors, Inc., Class A 3,332 1,077,702
Murphy USA, Inc.(a) 2,342 989,518
Penske Automotive Group,
Inc.(a) 2,533 397,149
RH* 2,112 419,929
Valvoline, Inc.*(a) 17,463 571,389
15,390,850
Technology Hardware, Storage & Peripherals 0 .6%
Pure Storage, Inc., Class A* 42,891 2,982,640
Textiles, Apparel & Luxury Goods 0 .5%
Capri Holdings Ltd.* 16,368 369,426
Columbia Sportswear Co. 3,765 208,129
Crocs, Inc.* 7,132 598,518
PVH Corp. 6,611 412,262
VF Corp. 45,090 883,313
2,471,648
Trading Companies & Distributors 1 .7%
Applied Industrial
Technologies, Inc. 5,182 1,349,445
Core & Main, Inc., Class A* 26,197 1,397,872
GATX Corp. 4,905 892,268
MSC Industrial Direct Co., Inc.,
Class A(a) 6,285 530,077
Watsco, Inc. 4,798 1,854,187
WESCO International, Inc. 6,683 1,934,261
7,958,110
Water Utilities 0 .3%
Essential Utilities, Inc. 38,876 1,508,000
Total Common Stocks
(cost $283,721,250) 458,935,821

Nationwide Mid Cap Market Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 63
Repurchase Agreements 6 .2%
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $11,436,652,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050;
total market value
$11,665,387.(b) 11,433,165 11,433,165
ING Financial Services LLC,
3.67%, dated 1/30/2026,
due 2/6/2026, repurchase
price $1,000,714,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
2/19/2026 - 8/15/2050;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Marex Capital Markets, Inc.,
3.72%, dated 1/30/2026,
due 2/2/2026, repurchase
price $8,002,480,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.25%, maturing
4/15/2026 - 2/15/2055;
total market value
$8,162,532.(b) 8,000,000 8,000,000
Natixis Securities Americas
LLC,
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $5,001,525,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
3/31/2026 - 11/15/2055;
total market value
$5,101,556.(b) 5,000,000 5,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $3,000,915,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
2/10/2036 - 8/15/2035;
total market value
$3,060,934.(b) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $28,433,165) 28,433,165
Total Investments
(cost $312,154,415) — 105.9% 487,368,986
Liabilities in excess of other assets — (5.9)% (27,327,200)
NET ASSETS — 100.0%
$ 460,041,786
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $41,917,715, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $28,433,165 and by $15,754,148 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.13%, and maturity
dates ranging from 2/5/2026 - 8/15/2054, a total value of
$44,187,313.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $28,433,165.
REIT Real Estate Investment Trust

64 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Mid Cap Market Index Fund
Futures contracts outstanding as of January 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 3 3/2026 USD 1,034,250 (18,827)
Net contracts (18,827)
Currency:
USD United States Dollar

Nationwide Mid Cap Market Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 65
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

66 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Mid Cap Market Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2026:
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 458,935,821 $ – $ – $ 458,935,821
Repurchase Agreements – 28,433,165 – 28,433,165
Total Assets $ 458,935,821 $ 28,433,165 $ – $ 487,368,986
Liabilities:
Futures Contracts $ (18,827) $ – $ – $ (18,827)
Total Liabilities $ (18,827) $ – $ – $ (18,827)
Total $ 458,916,994 $ 28,433,165 $ – $ 487,350,159
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (18,827)
Total $ (18,827)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide S&P 500 Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 67
Common Stocks 99.4%
Shares Value ($)
Aerospace & Defense 2.3%
Axon Enterprise, Inc.* 2,286 1,105,464
Boeing Co. (The)* 22,985 5,372,054
GE Aerospace 31,051 9,526,136
General Dynamics Corp. 7,488 2,628,962
Howmet Aerospace, Inc. 11,861 2,468,037
Huntington Ingalls Industries,
Inc. 1,131 475,597
L3Harris Technologies, Inc. 5,439 1,864,761
Lockheed Martin Corp. 5,994 3,801,515
Northrop Grumman Corp. 3,964 2,744,119
RTX Corp. 39,649 7,966,674
Textron, Inc. 5,092 448,401
TransDigm Group, Inc. 1,680 2,398,267
40,799,987
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc. 3,347 652,498
Expeditors International of
Washington, Inc. 4,017 644,889
FedEx Corp. 6,338 2,042,420
United Parcel Service, Inc.,
Class B 21,623 2,296,795
5,636,602
Automobile Components 0.0%
†
Aptiv plc* 6,588 499,041
Automobiles 2.3%
Ford Motor Co.(a) 115,933 1,609,150
General Motors Co. 27,461 2,306,724
Tesla, Inc.* 82,718 35,602,654
39,518,528
Banks 3.5%
Bank of America Corp. 197,771 10,521,417
Citigroup, Inc. 52,673 6,094,793
Citizens Financial Group, Inc. 12,594 793,170
Fifth Third Bancorp(a) 26,142 1,312,851
Huntington Bancshares, Inc. 58,048 1,014,679
JPMorgan Chase & Co. 80,137 24,513,107
KeyCorp 26,584 572,088
M&T Bank Corp. 4,476 991,747
PNC Financial Services
Group, Inc. (The) 11,481 2,563,707
Regions Financial Corp. 25,341 722,219
Truist Financial Corp. 38,031 1,955,554
US Bancorp 46,121 2,587,849
Wells Fargo & Co. 92,408 8,362,000
62,005,181
Beverages 1.1%
Brown-Forman Corp., Class B 4,462 122,125
Coca-Cola Co. (The) 113,967 8,525,871
Constellation Brands, Inc.,
Class A 4,333 678,981
Keurig Dr Pepper, Inc. 39,420 1,081,685
Molson Coors Beverage Co.,
Class B 5,419 260,329
Monster Beverage Corp.* 21,268 1,717,604
PepsiCo, Inc. 40,167 6,170,856
18,557,451
Biotechnology 1.7%
AbbVie, Inc. 52,028 11,602,764
Amgen, Inc. 15,913 5,440,337
Common Stocks
Shares Value ($)
Biotechnology
Biogen, Inc.* 4,306 774,606
Gilead Sciences, Inc. 36,754 5,217,230
Incyte Corp.* 4,659 466,226
Moderna, Inc.*(a) 11,099 489,133
Regeneron Pharmaceuticals,
Inc. 2,946 2,184,312
Vertex Pharmaceuticals, Inc.* 7,469 3,509,683
29,684,291
Broadline Retail 4.0%
Amazon.com, Inc.* 286,373 68,529,059
eBay, Inc. 13,459 1,227,730
69,756,789
Building Products 0.5%
A O Smith Corp.(a) 3,430 252,071
Allegion plc 2,654 438,945
Builders FirstSource, Inc.* 3,035 347,204
Carrier Global Corp. 22,982 1,369,268
Johnson Controls International
plc 17,990 2,145,487
Lennox International, Inc.(a) 944 467,355
Masco Corp. 6,325 418,019
Trane Technologies plc 6,536 2,748,911
8,187,260
Capital Markets 3.4%
Ameriprise Financial, Inc. 2,715 1,431,321
Ares Management Corp.,
Class A 6,075 909,245
Bank of New York Mellon
Corp. (The) 20,444 2,451,644
Blackrock, Inc. 4,266 4,773,398
Blackstone, Inc. 21,653 3,083,820
Cboe Global Markets, Inc. 3,049 808,168
Charles Schwab Corp. (The) 49,170 5,109,746
CME Group, Inc. 10,635 3,074,153
Coinbase Global, Inc., Class
A*(a) 6,681 1,301,058
FactSet Research Systems,
Inc. 1,162 295,566
Franklin Resources, Inc. 7,954 211,735
Goldman Sachs Group, Inc.
(The) 8,829 8,258,735
Interactive Brokers Group,
Inc., Class A 13,357 1,000,172
Intercontinental Exchange, Inc. 16,985 2,951,653
Invesco Ltd. 12,397 338,314
KKR & Co., Inc. 20,312 2,320,849
Moody's Corp. 4,516 2,328,269
Morgan Stanley 35,557 6,499,820
MSCI, Inc., Class A 2,199 1,339,675
Nasdaq, Inc. 13,186 1,277,592
Northern Trust Corp. 5,499 821,716
Raymond James Financial,
Inc. 5,126 850,198
Robinhood Markets, Inc.,
Class A* 23,123 2,300,276
S&P Global, Inc. 9,126 4,816,612
State Street Corp. 8,253 1,079,988
T. Rowe Price Group, Inc. 6,598 697,277
60,331,000

68 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Chemicals 1.0%
Air Products & Chemicals, Inc. 6,503 1,772,067
Albemarle Corp. 3,280 559,666
CF Industries Holdings, Inc. 4,934 459,997
Corteva, Inc. 20,170 1,468,376
Dow, Inc. 21,977 605,466
DuPont de Nemours, Inc. 12,652 555,676
Ecolab, Inc. 7,438 2,097,442
International Flavors &
Fragrances, Inc. 7,675 535,792
Linde plc 13,746 6,281,510
LyondellBasell Industries NV,
Class A(a) 7,916 387,884
Mosaic Co. (The) 9,146 251,515
PPG Industries, Inc. 6,740 779,346
Sherwin-Williams Co. (The) 6,777 2,403,395
18,158,132
Commercial Services & Supplies 0.5%
Cintas Corp. 10,028 1,919,259
Copart, Inc.* 26,018 1,055,810
Republic Services, Inc., Class
A 5,984 1,287,099
Rollins, Inc. 8,089 512,357
Veralto Corp. 7,172 709,884
Waste Management, Inc. 10,978 2,439,751
7,924,160
Communications Equipment 0.9%
Arista Networks, Inc.* 30,243 4,286,643
Cisco Systems, Inc. 116,006 9,085,590
F5, Inc.* 1,674 461,371
Motorola Solutions, Inc. 4,890 1,968,421
15,802,025
Construction & Engineering 0.2%
Comfort Systems USA, Inc. 1,036 1,183,216
EMCOR Group, Inc. 1,359 979,472
Quanta Services, Inc. 4,415 2,095,491
4,258,179
Construction Materials 0.3%
CRH plc 19,731 2,415,272
Martin Marietta Materials, Inc. 1,798 1,172,206
Vulcan Materials Co. 3,917 1,177,215
4,764,693
Consumer Finance 0.6%
American Express Co. 15,817 5,570,273
Capital One Financial Corp. 18,706 4,095,305
Synchrony Financial 10,834 786,873
10,452,451
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp. 13,046 12,266,501
Dollar General Corp. 6,292 902,462
Dollar Tree, Inc.* 5,525 649,685
Kroger Co. (The) 18,309 1,150,721
Sysco Corp. 14,099 1,182,201
Target Corp. 13,575 1,431,755
Walmart, Inc. 129,086 15,379,306
32,962,631
Containers & Packaging 0.2%
Amcor plc 13,941 616,889
Avery Dennison Corp. 2,348 435,578
Ball Corp. 7,544 429,027
Common Stocks
Shares Value ($)
Containers & Packaging
International Paper Co. 15,440 622,541
Packaging Corp. of America 2,571 572,176
Smurfit WestRock plc 15,049 626,490
3,302,701
Distributors 0.0%
†
Genuine Parts Co. 4,242 589,595
Pool Corp. 930 236,304
825,899
Diversified Telecommunication Services 0.8%
AT&T, Inc. 208,697 5,469,948
Comcast Corp., Class A 106,990 3,182,953
Verizon Communications, Inc. 123,633 5,504,141
14,157,042
Electric Utilities 1.5%
Alliant Energy Corp.(a) 7,569 498,873
American Electric Power Co.,
Inc. 15,690 1,879,270
Constellation Energy Corp. 9,176 2,575,520
Duke Energy Corp. 23,157 2,810,102
Edison International 11,324 705,259
Entergy Corp. 13,119 1,257,981
Evergy, Inc. 6,791 521,073
Eversource Energy 11,060 764,578
Exelon Corp. 29,924 1,339,997
FirstEnergy Corp. 14,796 700,442
NextEra Energy, Inc. 60,811 5,345,287
NRG Energy, Inc. 5,584 852,286
PG&E Corp. 65,123 1,004,196
Pinnacle West Capital Corp.(a) 3,789 354,499
PPL Corp. 21,347 773,829
Southern Co. (The) 32,566 2,908,469
Xcel Energy, Inc. 17,756 1,350,521
25,642,182
Electrical Equipment 0.9%
AMETEK, Inc. 6,735 1,508,505
Eaton Corp. plc 11,527 4,050,818
Emerson Electric Co. 16,536 2,430,131
GE Vernova, Inc. 7,987 5,801,517
Generac Holdings, Inc.* 1,675 281,467
Hubbell, Inc., Class B 1,591 776,313
Rockwell Automation, Inc. 3,279 1,382,590
16,231,341
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A 36,165 5,210,653
CDW Corp. 3,919 495,322
Corning, Inc. 23,263 2,401,905
Jabil, Inc. 3,035 719,872
Keysight Technologies, Inc.* 4,999 1,081,434
TE Connectivity plc 8,674 1,932,394
Teledyne Technologies, Inc.* 1,359 842,988
Zebra Technologies Corp.,
Class A* 1,468 344,950
13,029,518
Energy Equipment & Services 0.3%
Baker Hughes Co., Class A 29,257 1,639,563
Halliburton Co. 24,704 828,078
SLB Ltd. 43,895 2,123,640
4,591,281

Nationwide S&P 500 Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 69
Common Stocks
Shares Value ($)
Entertainment 1.3%
Electronic Arts, Inc. 6,522 1,329,966
Live Nation Entertainment,
Inc.* 4,805 698,887
Netflix, Inc.* 124,737 10,414,292
Take-Two Interactive Software,
Inc.* 5,240 1,154,372
TKO Group Holdings, Inc.,
Class A 1,855 375,786
Walt Disney Co. (The) 52,555 5,928,204
Warner Bros Discovery, Inc.* 72,897 2,007,584
21,909,091
Financial Services 3.6%
Apollo Global Management,
Inc. 13,485 1,814,272
Berkshire Hathaway, Inc.,
Class B* 53,981 25,939,490
Block, Inc., Class A* 16,486 996,249
Corpay, Inc.* 1,980 622,967
Fidelity National Information
Services, Inc. 15,507 856,762
Fiserv, Inc.* 15,739 1,003,047
Global Payments, Inc. 7,186 515,524
Jack Henry & Associates, Inc. 2,225 398,742
Mastercard, Inc., Class A 24,138 13,005,313
PayPal Holdings, Inc. 27,975 1,474,003
Visa, Inc., Class A 49,680 15,988,514
62,614,883
Food Products 0.5%
Archer-Daniels-Midland Co. 13,986 941,398
Bunge Global SA 4,197 477,954
Campbell's Co. (The) 5,805 162,424
Conagra Brands, Inc. 14,318 265,026
General Mills, Inc.(a) 16,190 748,950
Hershey Co. (The) 4,443 865,274
Hormel Foods Corp. 8,257 203,205
J M Smucker Co. (The) 3,352 351,491
Kraft Heinz Co. (The) 25,781 612,041
Lamb Weston Holdings, Inc. 3,927 180,367
McCormick & Co., Inc.
(Non-Voting) 7,299 451,297
Mondelez International, Inc.,
Class A 38,394 2,244,897
Tyson Foods, Inc., Class A 8,142 531,917
8,036,241
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 4,705 782,630
Ground Transportation 0.8%
CSX Corp. 55,672 2,102,175
JB Hunt Transport Services,
Inc. 2,159 437,672
Norfolk Southern Corp. 6,588 1,918,689
Old Dominion Freight Line, Inc. 5,328 922,810
Uber Technologies, Inc.* 60,948 4,878,887
Union Pacific Corp. 17,548 4,125,535
14,385,768
Health Care Equipment & Supplies 1.9%
Abbott Laboratories 51,149 5,590,586
Align Technology, Inc.* 1,847 301,116
Baxter International, Inc.(a) 15,398 309,038
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Becton Dickinson & Co. 8,458 1,721,034
Boston Scientific Corp.* 43,891 4,105,125
Cooper Cos., Inc. (The)* 5,675 461,832
Dexcom, Inc.* 11,233 820,458
Edwards Lifesciences Corp.* 17,230 1,401,833
GE HealthCare Technologies,
Inc. 13,551 1,070,122
Hologic, Inc.* 6,527 489,068
IDEXX Laboratories, Inc.* 2,345 1,572,229
Insulet Corp.* 2,049 524,155
Intuitive Surgical, Inc.* 10,436 5,262,040
Medtronic plc 37,852 3,897,242
ResMed, Inc.(a) 4,265 1,101,692
Solventum Corp.* 4,080 314,038
STERIS plc(a) 3,022 793,577
Stryker Corp. 10,118 3,739,208
Zimmer Biomet Holdings, Inc. 5,649 491,858
33,966,251
Health Care Providers & Services 1.6%
Cardinal Health, Inc. 7,116 1,529,086
Cencora, Inc. 5,741 2,062,282
Centene Corp.* 14,078 609,859
Cigna Group (The) 7,775 2,131,205
CVS Health Corp. 37,445 2,790,401
DaVita, Inc.*(a) 963 105,295
Elevance Health, Inc. 6,543 2,262,177
HCA Healthcare, Inc. 4,702 2,295,846
Henry Schein, Inc.*(a) 2,986 225,383
Humana, Inc. 3,455 674,416
Labcorp Holdings, Inc. 2,482 673,913
McKesson Corp. 3,620 3,008,980
Molina Healthcare, Inc.*(a) 1,610 289,140
Quest Diagnostics, Inc. 3,273 612,149
UnitedHealth Group, Inc. 26,666 7,651,275
Universal Health Services,
Inc., Class B 1,643 330,670
27,252,077
Health Care REITs 0.3%
Alexandria Real Estate
Equities, Inc. 4,492 245,443
Healthpeak Properties, Inc. 21,590 372,212
Ventas, Inc. 12,962 1,006,758
Welltower, Inc. 19,756 3,721,240
5,345,653
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc. 19,294 357,518
Hotels, Restaurants & Leisure 1.8%
Airbnb, Inc., Class A* 12,478 1,614,279
Booking Holdings, Inc. 949 4,746,746
Carnival Corp.* 31,842 955,897
Chipotle Mexican Grill, Inc.,
Class A* 38,737 1,505,707
Darden Restaurants, Inc.(a) 3,359 669,617
Domino's Pizza, Inc. 922 378,324
DoorDash, Inc., Class A* 10,985 2,247,751
Expedia Group, Inc. 3,407 902,310
Hilton Worldwide Holdings,
Inc. 6,766 2,019,719
Las Vegas Sands Corp. 9,179 484,009

70 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Marriott International, Inc.,
Class A 6,597 2,080,034
McDonald's Corp. 20,964 6,603,660
MGM Resorts International* 6,393 214,421
Norwegian Cruise Line
Holdings Ltd.* 13,986 307,132
Royal Caribbean Cruises Ltd.
(a) 7,468 2,424,486
Starbucks Corp. 33,670 3,095,956
Wynn Resorts Ltd. 2,502 268,840
Yum! Brands, Inc. 8,088 1,257,684
31,776,572
Household Durables 0.2%
DR Horton, Inc. 7,997 1,190,273
Garmin Ltd. 4,719 951,539
Lennar Corp., Class A 6,351 694,482
NVR, Inc.* 84 641,401
PulteGroup, Inc. 5,895 737,406
4,215,101
Household Products 0.8%
Church & Dwight Co., Inc. 6,976 671,440
Clorox Co. (The) 3,613 407,510
Colgate-Palmolive Co. 24,064 2,172,738
Kimberly-Clark Corp.(a) 10,034 1,003,300
Procter & Gamble Co. (The) 68,788 10,439,955
14,694,943
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 22,264 326,167
Vistra Corp. 9,371 1,483,898
1,810,065
Industrial Conglomerates 0.4%
3M Co. 15,541 2,380,260
Honeywell International, Inc. 18,751 4,266,227
6,646,487
Industrial REITs 0.2%
Prologis, Inc. 27,478 3,587,528
Insurance 1.7%
Aflac, Inc. 13,851 1,536,768
Allstate Corp. (The) 7,809 1,553,913
American International Group,
Inc. 16,154 1,209,612
Aon plc, Class A 6,253 2,186,299
Arch Capital Group Ltd.* 10,912 1,047,988
Arthur J Gallagher & Co. 7,488 1,867,283
Assurant, Inc. 1,564 372,435
Brown & Brown, Inc. 8,811 635,273
Chubb Ltd. 10,774 3,335,199
Cincinnati Financial Corp. 4,712 758,114
Erie Indemnity Co., Class A(a) 822 232,634
Everest Group Ltd. 1,234 408,800
Globe Life, Inc. 2,389 334,986
Hartford Insurance Group, Inc.
(The) 8,071 1,090,069
Loews Corp. 5,063 534,501
Marsh & McLennan Cos., Inc. 14,286 2,688,482
MetLife, Inc. 16,236 1,280,696
Principal Financial Group, Inc. 6,075 575,424
Progressive Corp. (The) 17,206 3,578,848
Common Stocks
Shares Value ($)
Insurance
Prudential Financial, Inc. 10,086 1,120,655
Travelers Cos., Inc. (The) 6,513 1,853,014
W R Berkley Corp. 9,116 625,175
Willis Towers Watson plc 2,802 889,551
29,715,719
Interactive Media & Services 8.6%
Alphabet, Inc., Class A 171,269 57,888,922
Alphabet, Inc., Class C 136,886 46,340,018
Match Group, Inc. 6,960 216,804
Meta Platforms, Inc., Class A 64,112 45,936,248
150,381,992
IT Services 0.9%
Accenture plc, Class A 18,255 4,812,748
Akamai Technologies, Inc.* 4,011 389,669
Cognizant Technology
Solutions Corp., Class A 14,086 1,155,897
EPAM Systems, Inc.* 1,542 321,661
Gartner, Inc.* 2,122 444,793
GoDaddy, Inc., Class A* 4,135 415,650
International Business
Machines Corp. 27,593 8,462,773
VeriSign, Inc. 2,360 576,383
16,579,574
Leisure Products 0.0%
†
Hasbro, Inc. 4,174 372,780
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc. 8,203 1,097,972
Bio-Techne Corp. 4,406 282,380
Charles River Laboratories
International, Inc.* 1,516 319,088
Danaher Corp. 18,506 4,050,778
IQVIA Holdings, Inc.* 4,910 1,130,036
Mettler-Toledo International,
Inc.* 614 843,169
Revvity, Inc.(a) 3,222 350,554
Thermo Fisher Scientific, Inc. 11,060 6,399,427
Waters Corp.* 1,731 641,716
West Pharmaceutical
Services, Inc. 2,133 492,979
15,608,099
Machinery 1.7%
Caterpillar, Inc. 13,776 9,055,791
Cummins, Inc. 4,071 2,356,376
Deere & Co. 7,382 3,897,696
Dover Corp. 4,095 825,102
Fortive Corp. 9,680 511,201
IDEX Corp. 2,366 469,769
Illinois Tool Works, Inc. 7,711 2,014,576
Ingersoll Rand, Inc. 10,331 889,396
Nordson Corp. 1,649 452,700
Otis Worldwide Corp. 11,480 980,622
PACCAR, Inc. 15,341 1,885,562
Parker-Hannifin Corp. 3,715 3,476,646
Pentair plc 4,730 498,400
Snap-on, Inc. 1,606 587,973
Stanley Black & Decker, Inc. 4,419 347,598
Westinghouse Air Brake
Technologies Corp. 5,028 1,157,144

Nationwide S&P 500 Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
Machinery
Xylem, Inc. 7,123 982,048
30,388,600
Media 0.2%
Charter Communications, Inc.,
Class A* 2,573 530,347
Fox Corp., Class A 5,884 428,238
Fox Corp., Class B 3,814 250,084
News Corp., Class A 11,887 321,306
News Corp., Class B 3,166 98,462
Omnicom Group, Inc. 9,435 726,872
Paramount Skydance Corp.,
Class B 6,522 73,112
Trade Desk, Inc. (The), Class
A* 12,685 384,736
2,813,157
Metals & Mining 0.5%
Freeport-McMoRan, Inc. 42,799 2,577,784
Newmont Corp. 32,106 3,607,109
Nucor Corp. 6,630 1,178,284
Steel Dynamics, Inc. 3,980 714,688
8,077,865
Multi-Utilities 0.6%
Ameren Corp. 8,098 836,362
CenterPoint Energy, Inc.(a) 18,744 743,949
CMS Energy Corp. 9,182 656,421
Consolidated Edison, Inc. 10,850 1,156,936
Dominion Energy, Inc. 25,565 1,538,246
DTE Energy Co. 6,126 823,212
NiSource, Inc. 13,453 595,833
Public Service Enterprise
Group, Inc. 14,570 1,199,985
Sempra 19,029 1,655,713
WEC Energy Group, Inc.(a) 9,529 1,054,575
10,261,232
Office REITs 0.0%
†
BXP, Inc. 4,321 279,439
Oil, Gas & Consumable Fuels 2.9%
APA Corp. 10,127 267,454
Chevron Corp. 55,717 9,856,337
ConocoPhillips 36,377 3,791,575
Coterra Energy, Inc. 23,597 680,773
Devon Energy Corp. 17,914 720,322
Diamondback Energy, Inc. 5,509 903,201
EOG Resources, Inc. 16,118 1,807,311
EQT Corp. 18,138 1,047,107
Expand Energy Corp. 6,629 745,166
Exxon Mobil Corp. 124,144 17,553,962
Kinder Morgan, Inc. 56,971 1,737,046
Marathon Petroleum Corp.(a) 8,968 1,580,072
Occidental Petroleum Corp. 21,500 975,885
ONEOK, Inc. 18,700 1,480,853
Phillips 66 11,767 1,689,270
Targa Resources Corp. 6,409 1,288,081
Texas Pacific Land Corp. 1,719 598,831
Valero Energy Corp. 8,919 1,618,174
Williams Cos., Inc. (The) 35,900 2,414,634
50,756,054
Passenger Airlines 0.2%
Delta Air Lines, Inc. 18,937 1,247,759
Common Stocks
Shares Value ($)
Passenger Airlines
Southwest Airlines Co. 15,385 731,095
United Airlines Holdings, Inc.* 9,792 1,001,918
2,980,772
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 7,096 818,027
Kenvue, Inc. 55,474 965,248
1,783,275
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co. 60,447 3,327,607
Eli Lilly & Co. 23,377 24,245,456
Johnson & Johnson 70,924 16,117,479
Merck & Co., Inc. 73,065 8,056,878
Pfizer, Inc. 168,076 4,443,929
Viatris, Inc. 32,553 426,119
Zoetis, Inc., Class A 13,005 1,623,284
58,240,752
Professional Services 0.4%
Automatic Data Processing,
Inc. 11,866 2,928,766
Broadridge Financial
Solutions, Inc. 3,376 665,443
Dayforce, Inc.* 4,372 302,848
Equifax, Inc. 3,566 718,192
Jacobs Solutions, Inc. 3,693 499,515
Leidos Holdings, Inc. 3,827 720,548
Paychex, Inc.(a) 9,374 966,741
Paycom Software, Inc. 1,410 189,998
Verisk Analytics, Inc., Class A 4,010 872,015
7,864,066
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 8,588 1,462,794
CoStar Group, Inc.* 12,256 753,744
2,216,538
Residential REITs 0.2%
AvalonBay Communities, Inc. 4,037 717,254
Camden Property Trust 3,299 359,756
Equity Residential 10,110 630,055
Essex Property Trust, Inc. 1,856 467,471
Invitation Homes, Inc. 16,469 440,216
Mid-America Apartment
Communities, Inc. 3,623 486,569
UDR, Inc. 9,581 355,934
3,457,255
Retail REITs 0.3%
Federal Realty Investment
Trust 2,215 224,069
Kimco Realty Corp. 20,938 441,373
Realty Income Corp. 27,154 1,660,739
Regency Centers Corp. 4,703 342,708
Simon Property Group, Inc. 9,571 1,831,028
4,499,917
Semiconductors & Semiconductor Equipment 14.7%
Advanced Micro Devices, Inc.* 47,824 11,321,375
Analog Devices, Inc. 14,482 4,502,164
Applied Materials, Inc. 23,451 7,558,726
Broadcom, Inc. 139,016 46,056,001
First Solar, Inc.* 3,154 711,290
Intel Corp.* 131,993 6,133,715

72 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
KLA Corp. 3,866 5,520,416
Lam Research Corp. 36,975 8,632,183
Microchip Technology, Inc. 15,685 1,190,805
Micron Technology, Inc. 33,150 13,753,272
Monolithic Power Systems,
Inc. 1,423 1,599,665
NVIDIA Corp. 715,337 136,722,361
NXP Semiconductors NV 7,402 1,673,888
ON Semiconductor Corp.* 11,466 686,699
Qnity Electronics, Inc. 6,326 608,435
QUALCOMM, Inc. 31,528 4,779,330
Skyworks Solutions, Inc. 4,574 255,046
Teradyne, Inc. 4,737 1,141,854
Texas Instruments, Inc. 26,881 5,794,200
258,641,425
Software 8.8%
Adobe, Inc.* 12,323 3,613,720
AppLovin Corp., Class A* 7,943 3,757,913
Autodesk, Inc.* 6,218 1,572,346
Cadence Design Systems,
Inc.* 8,102 2,401,109
Crowdstrike Holdings, Inc.,
Class A* 7,342 3,240,795
Datadog, Inc., Class A* 9,631 1,245,481
Fair Isaac Corp.*(a) 694 1,015,440
Fortinet, Inc.* 18,483 1,501,929
Gen Digital, Inc. 16,007 384,008
Intuit, Inc. 8,233 4,107,608
Microsoft Corp. 218,792 94,144,010
Oracle Corp. 49,088 8,078,903
Palantir Technologies, Inc.,
Class A* 67,366 9,875,182
Palo Alto Networks, Inc.* 19,785 3,501,351
PTC, Inc.* 3,565 556,603
Roper Technologies, Inc. 3,154 1,170,859
Salesforce, Inc. 28,025 5,949,427
ServiceNow, Inc.* 30,710 3,593,377
Synopsys, Inc.* 5,434 2,527,435
Trimble, Inc.* 7,121 481,380
Tyler Technologies, Inc.* 1,236 456,578
Workday, Inc., Class A* 6,327 1,111,211
154,286,665
Specialized REITs 0.7%
American Tower Corp. 13,851 2,483,207
Crown Castle, Inc. 12,759 1,107,609
Digital Realty Trust, Inc. 9,604 1,593,784
Equinix, Inc. 2,864 2,351,143
Extra Space Storage, Inc. 6,171 851,413
Iron Mountain, Inc. 8,714 802,821
Public Storage 4,747 1,311,074
SBA Communications Corp.,
Class A 3,255 599,278
VICI Properties, Inc., Class A 32,267 906,057
Weyerhaeuser Co. 20,991 541,148
12,547,534
Specialty Retail 1.8%
AutoZone, Inc.* 491 1,818,806
Best Buy Co., Inc. 5,526 359,743
Carvana Co., Class A* 4,163 1,669,821
Home Depot, Inc. (The) 29,302 10,976,236
Common Stocks
Shares Value ($)
Specialty Retail
Lowe's Cos., Inc. 16,522 4,412,365
O'Reilly Automotive, Inc.* 24,927 2,453,066
Ross Stores, Inc. 9,636 1,817,831
TJX Cos., Inc. (The) 32,715 4,901,034
Tractor Supply Co. 15,867 807,313
Ulta Beauty, Inc.* 1,318 853,221
Williams-Sonoma, Inc.(a) 3,618 740,424
30,809,860
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc. 434,982 112,869,129
Dell Technologies, Inc., Class
C 8,736 999,748
Hewlett Packard Enterprise
Co. 39,786 856,195
HP, Inc. 27,545 535,475
NetApp, Inc. 6,035 581,472
Sandisk Corp.* 4,087 2,355,134
Seagate Technology Holdings
plc 6,345 2,586,793
Super Micro Computer, Inc.*(a) 15,537 452,282
Western Digital Corp. 10,020 2,507,304
123,743,532
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.* 4,421 527,602
Lululemon Athletica, Inc.* 3,053 532,749
NIKE, Inc., Class B 34,878 2,155,809
Ralph Lauren Corp., Class A 1,213 428,686
Tapestry, Inc. 6,002 761,714
4,406,560
Tobacco 0.6%
Altria Group, Inc. 49,739 3,083,321
Philip Morris International, Inc. 45,783 8,215,301
11,298,622
Trading Companies & Distributors 0.2%
Fastenal Co. 33,696 1,461,059
United Rentals, Inc. 1,865 1,458,542
WW Grainger, Inc. 1,279 1,381,243
4,300,844
Water Utilities 0.0%
†
American Water Works Co.,
Inc. 5,656 730,359
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. 14,237 2,807,679
Total Common Stocks
(cost $591,195,569) 1,744,309,339

Nationwide S&P 500 Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 73
Repurchase Agreements 0.4%
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $4,512,919,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050;
total market value
$4,603,178.(b) 4,511,543 4,511,543
Natixis Securities Americas
LLC,
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $2,000,610,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
3/31/2026 - 11/15/2055;
total market value
$2,040,622.(b) 2,000,000 2,000,000
Santander US Capital
Markets,
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $1,000,305,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
2/10/2036 - 8/15/2035;
total market value
$1,020,311.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $7,511,543) 7,511,543
Total Investments
(cost $598,707,112) — 99.8% 1,751,820,882
Other assets in excess of liabilities — 0.2% 3,227,727
NET ASSETS — 100.0%
$ 1,755,048,609
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $17,271,753, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $7,511,543 and by $10,333,121 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.13%, and maturity
dates ranging from 2/5/2026 - 8/15/2054, a total value of
$17,844,664.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $7,511,543.
REIT Real Estate Investment Trust
Futures contracts outstanding as of January 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 32 3/2026 USD 11,145,200 44,567
Net contracts 44,567
Currency:
USD United States Dollar

74 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide S&P 500 Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide S&P 500 Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 75
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,744,309,339 $ – $ – $ 1,744,309,339
Futures Contracts 44,567 – – 44,567
Repurchase Agreements – 7,511,543 – 7,511,543
Total $ 1,744,353,906 $ 7,511,543 $ – $ 1,751,865,449

76 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide S&P 500 Index Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2026:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 44,567
Total $ 44,567
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Small Cap Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 77
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 3,542 16,966
Total Closed End Fund
(cost  $34,185) 16,966
Common Stocks 99 .0%
Shares
Aerospace & Defense 2 .3%
AAR Corp.* 3,139 332,451
AeroVironment, Inc.*(a) 3,066 853,544
AerSale Corp.* 2,815 21,084
AIRO Group Holdings, Inc.* 1,054 10,846
Archer Aviation, Inc., Class
A*(a) 50,866 365,726
Astronics Corp.* 2,474 187,405
Byrna Technologies, Inc.*(a) 1,601 21,950
Cadre Holdings, Inc.(a) 2,311 92,463
Ducommun, Inc.* 1,147 130,012
Eve Holding, Inc.*(a) 7,623 30,035
Firefly Aerospace, Inc.*(a) 1,686 42,487
Intuitive Machines, Inc.*(a) 8,828 167,644
Kratos Defense & Security
Solutions, Inc.* 13,522 1,392,901
Mercury Systems, Inc.* 4,262 400,117
Moog, Inc., Class A 2,285 697,725
National Presto Industries, Inc. 402 51,215
Park Aerospace Corp. 1,559 38,180
Red Cat Holdings, Inc.*(a) 8,272 111,672
Redwire Corp.*(a) 5,824 68,432
Satellogic, Inc., Class A* 7,476 34,390
V2X, Inc.* 1,843 126,854
Voyager Technologies, Inc.,
Class A*(a) 1,114 34,010
VSE Corp.(a) 1,882 411,349
5,622,492
Air Freight & Logistics 0 .1%
Forward Air Corp.* 1,663 46,364
Hub Group, Inc., Class A 4,843 230,430
Radiant Logistics, Inc.* 2,668 17,956
294,750
Automobile Components 1 .1%
Adient plc* 6,755 140,504
American Axle &
Manufacturing Holdings,
Inc.*(a) 9,394 74,870
Cooper-Standard Holdings,
Inc.* 1,289 40,436
Dana, Inc. 9,477 273,885
Dorman Products, Inc.* 2,263 281,065
Fox Factory Holding Corp.* 3,480 64,032
Garrett Motion, Inc. 12,781 230,569
Gentherm, Inc.* 2,539 81,146
Goodyear Tire & Rubber Co.
(The)* 22,153 208,460
Holley, Inc.* 6,125 23,581
LCI Industries(a) 1,904 279,298
Motorcar Parts of America,
Inc.* 1,107 13,760
Patrick Industries, Inc.(a) 2,644 333,594
Common Stocks
Shares Value ($)
Automobile Components
Phinia, Inc. 3,065 218,136
Solid Power, Inc.*(a) 12,388 55,498
Standard Motor Products, Inc. 1,662 66,364
Strattec Security Corp.*(a) 335 26,505
Visteon Corp. 2,234 202,981
XPEL, Inc. Reg. S* 2,102 108,274
2,722,958
Automobiles 0 .1%
Faraday Future Intelligent
Electric, Inc., Class A*(a) 15,144 15,750
Livewire Group, Inc.*(a) 3,189 7,462
Winnebago Industries, Inc. 2,246 103,114
126,326
Banks 9 .7%
1st Source Corp. 1,484 99,918
ACNB Corp. 904 45,670
Amalgamated Financial Corp. 1,889 73,369
Amerant Bancorp, Inc., Class
A 3,082 66,879
Ameris Bancorp 5,346 430,994
Ames National Corp.(a) 815 21,271
Arrow Financial Corp. 1,331 45,001
Associated Banc-Corp. 13,626 371,445
Atlantic Union Bankshares
Corp.(a) 11,476 445,728
Avidbank Holdings, Inc.* 257 7,479
Axos Financial, Inc.* 4,384 433,972
Banc of California, Inc. 10,569 211,169
BancFirst Corp. 1,678 184,496
Bancorp, Inc. (The)*(a) 3,410 202,690
Bank First Corp. 729 101,725
Bank of Hawaii Corp. 3,154 235,856
Bank of Marin Bancorp 1,276 34,261
Bank of NT Butterfield & Son
Ltd. (The) 3,500 181,300
Bank7 Corp. 353 15,687
BankUnited, Inc. 6,092 289,187
Bankwell Financial Group, Inc. 534 25,733
Banner Corp. 2,723 168,390
Bar Harbor Bankshares 1,296 43,947
BayCom Corp. 972 28,363
BCB Bancorp, Inc. 973 7,677
Beacon Financial Corp. 6,766 191,816
Blue Foundry Bancorp* 1,650 21,697
Blue Ridge Bankshares, Inc. 5,551 23,592
Bridgewater Bancshares, Inc.* 1,569 30,140
Burke & Herbert Financial
Services Corp. 1,087 71,177
Business First Bancshares,
Inc. 2,286 64,397
BV Financial, Inc.*(a) 722 13,805
Byline Bancorp, Inc. 2,685 85,732
C&F Financial Corp. 266 20,030
California BanCorp 1,754 31,554
Camden National Corp. 1,346 64,029
Capital Bancorp, Inc. 1,054 32,379
Capital City Bank Group, Inc. 1,245 51,991
Capitol Federal Financial, Inc. 10,095 73,492
Carter Bankshares, Inc.* 1,666 35,669
Cathay General Bancorp 5,339 273,250
CB Financial Services, Inc. 385 13,795

78 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Central Pacific Financial Corp. 2,137 69,602
CF Bankshares, Inc. 310 9,024
Chain Bridge Bancorp, Inc.,
Class A* 266 9,374
Chemung Financial Corp. 331 20,115
ChoiceOne Financial Services,
Inc. 1,049 30,096
Citizens & Northern Corp.(a) 1,303 29,656
Citizens Community Bancorp,
Inc. 769 13,950
Citizens Financial Services,
Inc. 363 22,960
City Holding Co. 1,109 136,507
Civista Bancshares, Inc. 1,504 36,291
CNB Financial Corp. 2,366 65,538
Coastal Financial Corp.* 1,041 99,707
CoastalSouth Bancshares,
Inc.* 619 14,837
Colony Bankcorp, Inc. 1,315 25,590
Columbia Financial, Inc.*(a) 2,245 36,526
Commercial Bancgroup,
Inc.*(a) 485 12,775
Community Financial System,
Inc.(a) 4,283 267,687
Community Trust Bancorp, Inc. 1,253 77,310
Community West Bancshares 1,284 30,777
ConnectOne Bancorp, Inc. 3,729 99,266
Customers Bancorp, Inc.* 2,595 205,057
CVB Financial Corp.(a) 10,355 204,097
Dime Community Bancshares,
Inc. 3,150 107,163
Eagle Bancorp Montana, Inc. 625 13,569
Eagle Bancorp, Inc.(a) 2,430 65,027
Eagle Financial Services, Inc.
(a) 348 13,332
Eastern Bankshares, Inc. 18,080 370,369
ECB Bancorp, Inc.*(a) 562 9,936
Enterprise Financial Services
Corp. 2,975 170,616
Equity Bancshares, Inc., Class
A 1,181 54,468
Esquire Financial Holdings,
Inc. 565 60,246
Farmers & Merchants
Bancorp, Inc. 1,241 33,296
Farmers National Banc Corp. 2,789 36,201
FB Bancorp, Inc.* 1,686 21,851
FB Financial Corp. 3,378 194,336
Fidelity D&D Bancorp, Inc. 441 19,713
Financial Institutions, Inc. 1,612 53,099
Finward Bancorp 256 9,381
Finwise Bancorp*(a) 766 13,413
First Bancorp(a) 16,129 474,302
First Bancorp, Inc. (The) 758 20,731
First Bank 1,741 29,040
First Busey Corp. 6,855 168,976
First Business Financial
Services, Inc. 696 39,895
First Capital, Inc. 272 16,026
First Commonwealth Financial
Corp. 8,245 148,657
Common Stocks
Shares Value ($)
Banks
First Community Bankshares,
Inc. 1,253 45,133
First Community Corp. 624 18,296
First Financial Bancorp 8,037 230,983
First Financial Bankshares,
Inc. 10,920 347,474
First Financial Corp. 950 61,902
First Foundation, Inc.*(a) 5,542 34,804
First Internet Bancorp 778 16,953
First Interstate BancSystem,
Inc., Class A(a) 7,388 262,052
First Merchants Corp. 4,687 186,355
First Mid Bancshares, Inc. 1,856 78,138
First National Corp. 659 17,365
First Savings Financial Group,
Inc. 464 15,767
First United Corp. 523 20,047
First Western Financial, Inc.* 827 20,799
Firstsun Capital Bancorp* 1,089 42,994
Five Star Bancorp 1,376 54,517
Flagstar Bank NA 24,889 329,033
Flushing Financial Corp. 2,601 41,070
Franklin Financial Services
Corp. 352 17,955
FS Bancorp, Inc. 627 26,321
Fulton Financial Corp. 14,771 305,021
FVCBankcorp, Inc. 1,611 24,391
GBank Financial Holdings,
Inc.* 792 25,764
German American Bancorp,
Inc. 3,052 128,398
Glacier Bancorp, Inc.(a) 10,437 528,947
Great Southern Bancorp, Inc. 672 41,247
Greene County Bancorp, Inc. 583 13,665
Hancock Whitney Corp.(a) 6,926 476,509
Hanmi Financial Corp. 2,375 63,104
Hanover Bancorp, Inc. 381 8,801
Hawthorn Bancshares, Inc. 497 17,599
HBT Financial, Inc. 1,117 30,137
Heritage Commerce Corp. 4,949 63,001
Heritage Financial Corp. 2,654 68,500
Hilltop Holdings, Inc. 3,502 131,150
Hingham Institution for
Savings(a) 139 41,485
Home Bancorp, Inc.(a) 584 34,859
Home BancShares, Inc. 15,282 441,650
HomeTrust Bancshares, Inc. 1,349 58,169
Hope Bancorp, Inc. 10,272 123,059
Horizon Bancorp, Inc. 3,665 64,577
Independent Bank Corp. 5,738 385,808
International Bancshares Corp. 4,466 311,012
Investar Holding Corp. 664 18,891
John Marshall Bancorp, Inc. 1,161 23,963
Kearny Financial Corp. 4,981 38,802
Lakeland Financial Corp. 1,938 115,505
Landmark Bancorp, Inc.(a) 374 10,094
LCNB Corp. 1,001 17,127
LINKBANCORP, Inc. 1,888 16,520
Live Oak Bancshares, Inc. 2,905 116,084
MainStreet Bancshares, Inc. 590 12,632
Mechanics Bancorp(a) 3,869 57,996
Mercantile Bank Corp. 1,338 69,549

Nationwide Small Cap Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Banks
Meridian Corp. 787 14,898
Metrocity Bankshares, Inc. 1,509 42,509
Metropolitan Bank Holding
Corp.(a) 780 72,228
Mid Penn Bancorp, Inc. 1,602 52,850
Middlefield Banc Corp. 727 24,384
Midland States Bancorp, Inc. 1,730 39,530
MidWestOne Financial Group,
Inc. 1,304 60,401
MVB Financial Corp. 976 27,562
National Bank Holdings Corp.,
Class A 2,973 119,455
National Bankshares, Inc. 547 19,916
NB Bancorp, Inc. 3,088 67,071
NBT Bancorp, Inc. 4,075 181,052
Nicolet Bankshares, Inc.(a) 1,067 155,761
Northeast Bank 583 67,179
Northeast Community
Bancorp, Inc. 1,005 23,718
Northfield Bancorp, Inc. 2,800 34,496
Northpointe Bancshares, Inc. 1,571 27,084
Northrim Bancorp, Inc. 2,029 47,803
Northwest Bancshares, Inc. 11,532 148,532
Norwood Financial Corp. 698 21,240
Oak Valley Bancorp 637 20,352
OceanFirst Financial Corp. 4,560 85,500
OFG Bancorp 3,551 143,105
Ohio Valley Banc Corp. 315 12,962
Old National Bancorp(a) 28,498 696,206
Old Second Bancorp, Inc. 4,114 81,622
OP Bancorp(a) 1,055 14,749
Orange County Bancorp, Inc. 854 26,320
Origin Bancorp, Inc. 2,327 99,665
Orrstown Financial Services,
Inc. 1,632 58,785
Park National Corp. 1,199 195,365
Parke Bancorp, Inc. 774 21,138
Pathward Financial, Inc. 1,816 163,967
Patriot National Bancorp,
Inc.*(a) 5,695 8,770
PCB Bancorp 821 18,423
Peapack-Gladstone Financial
Corp.(a) 1,230 39,016
Peoples Bancorp of North
Carolina, Inc. 438 16,044
Peoples Bancorp, Inc. 2,780 90,406
Peoples Financial Services
Corp. 709 36,939
Pioneer Bancorp, Inc.* 658 9,311
Plumas Bancorp 515 25,807
Ponce Financial Group, Inc.* 1,452 24,365
Preferred Bank 816 69,988
Primis Financial Corp. 1,688 22,754
Princeton Bancorp, Inc. 481 17,427
Provident Financial Services,
Inc. 10,363 229,437
QCR Holdings, Inc. 1,341 121,039
RBB Bancorp 1,287 26,692
Red River Bancshares, Inc.(a) 432 35,882
Renasant Corp. 7,629 287,690
Republic Bancorp, Inc., Class
A 725 52,642
Common Stocks
Shares Value ($)
Banks
Rhinebeck Bancorp, Inc.* 555 6,460
Richmond Mutual BanCorp,
Inc.(a) 714 10,017
Riverview Bancorp, Inc. 1,693 8,753
S&T Bancorp, Inc. 3,123 133,165
SB Financial Group, Inc. 499 11,392
Seacoast Banking Corp. of
Florida 7,010 234,414
ServisFirst Bancshares, Inc. 4,191 343,033
Shore Bancshares, Inc. 2,425 46,002
Sierra Bancorp 942 33,356
Simmons First National Corp.,
Class A 11,831 240,524
SmartFinancial, Inc. 1,103 44,032
Sound Financial Bancorp, Inc. 158 6,936
South Plains Financial, Inc. 1,038 43,243
Southern First Bancshares,
Inc.* 584 32,085
Southern Missouri Bancorp,
Inc. 837 52,371
Southside Bancshares, Inc. 2,299 74,005
SR Bancorp, Inc. 633 10,533
Stellar Bancorp, Inc. 3,804 141,281
Sterling Bancorp, Inc.*∞(a) 1,601 0
Stock Yards Bancorp, Inc. 2,077 140,592
Texas Capital Bancshares,
Inc.* 3,740 378,376
Third Coast Bancshares, Inc.* 1,043 42,304
Timberland Bancorp, Inc. 508 19,782
Tompkins Financial Corp. 1,126 90,215
Towne Bank 5,958 208,530
TriCo Bancshares(a) 2,420 120,564
Triumph Financial, Inc.*(a) 1,822 114,950
TrustCo Bank Corp. 1,525 66,185
Trustmark Corp. 4,513 191,893
UMB Financial Corp. 5,914 751,906
Union Bankshares, Inc.(a) 291 7,243
United Bankshares, Inc. 11,357 480,742
United Community Banks, Inc. 9,834 338,585
United Security Bancshares 1,031 11,073
Unity Bancorp, Inc. 575 31,027
Univest Financial Corp. 2,236 74,101
USCB Financial Holdings, Inc. 771 14,533
Valley National Bancorp 39,659 494,151
Virginia National Bankshares
Corp. 447 18,291
WaFd, Inc. 6,255 204,038
Washington Trust Bancorp,
Inc. 1,490 51,211
WesBanco, Inc. 7,620 268,910
West Bancorp, Inc. 1,268 30,090
Westamerica Bancorp 1,877 94,939
Western New England
Bancorp, Inc. 1,601 21,501
WSFS Financial Corp. 4,475 289,667
24,310,149
Beverages 0 .1%
MGP Ingredients, Inc. 1,080 26,903
National Beverage Corp.* 1,860 63,389
Vita Coco Co., Inc. (The)* 3,831 204,384

80 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Beverages
Zevia PBC, Class A* 6,936 12,831
307,507
Biotechnology 8 .8%
4D Molecular Therapeutics,
Inc.* 2,942 26,066
Abeona Therapeutics, Inc.*(a) 3,834 19,515
Absci Corp.*(a) 12,291 36,750
ACADIA Pharmaceuticals,
Inc.* 10,028 252,004
Actuate Therapeutics, Inc.*(a) 996 4,691
ADC Therapeutics SA* 6,467 23,346
ADMA Biologics, Inc.* 19,092 330,292
Agios Pharmaceuticals, Inc.* 4,508 123,700
Akebia Therapeutics, Inc.*(a) 21,981 30,993
Aldeyra Therapeutics, Inc.* 4,407 23,622
Alector, Inc.* 5,333 10,079
Alkermes plc*(a) 13,185 446,840
Allogene Therapeutics, Inc.* 14,127 25,994
Altimmune, Inc.*(a) 6,512 36,467
Amicus Therapeutics, Inc.* 24,481 349,833
AnaptysBio, Inc.* 1,583 75,050
Anavex Life Sciences
Corp.*(a) 6,627 31,147
Anika Therapeutics, Inc.* 974 8,990
Annexon, Inc.* 7,633 47,630
Apogee Therapeutics, Inc.* 3,100 203,081
Arbutus Biopharma Corp.*(a) 13,026 53,797
Arcellx, Inc.* 2,738 187,033
Arcturus Therapeutics
Holdings, Inc.* 2,240 16,733
Arcus Biosciences, Inc.*(a) 6,333 133,246
Arcutis Biotherapeutics, Inc.* 8,813 223,586
Ardelyx, Inc.* 19,808 152,324
ArriVent Biopharma, Inc.* 2,377 53,459
Arrowhead Pharmaceuticals,
Inc.*(a) 10,774 746,961
ARS Pharmaceuticals, Inc.*(a) 4,814 48,092
aTyr Pharma, Inc.* 7,642 6,746
Aura Biosciences, Inc.* 3,194 17,886
Aurinia Pharmaceuticals, Inc.* 9,457 137,410
Avidity Biosciences, Inc.* 9,408 682,739
Avita Medical, Inc.*(a) 962 4,242
Beam Therapeutics, Inc.*(a) 7,717 213,144
Benitec Biopharma, Inc.* 1,249 15,213
Bicara Therapeutics, Inc.*(a) 2,625 44,100
BioCryst Pharmaceuticals,
Inc.* 18,342 120,690
Biohaven Ltd.* 7,503 88,760
Bridgebio Pharma, Inc.*(a) 12,842 992,301
Bright Minds Biosciences, Inc.* 396 30,789
Candel Therapeutics, Inc.*(a) 3,479 20,317
Capricor Therapeutics, Inc.* 3,173 69,457
Cardiff Oncology, Inc.*(a) 5,330 9,327
CareDx, Inc.* 4,199 86,289
Cartesian Therapeutics,
Inc.*(a) 660 4,508
Catalyst Pharmaceuticals,
Inc.* 9,244 224,629
Celcuity, Inc.*(a) 2,590 283,398
Celldex Therapeutics, Inc.* 5,376 132,250
CG oncology, Inc.*(a) 4,502 234,329
Common Stocks
Shares Value ($)
Biotechnology
Cogent Biosciences, Inc.* 11,377 408,548
Coherus Oncology, Inc.*(a) 9,257 19,995
Compass Therapeutics, Inc.* 10,574 67,674
Corvus Pharmaceuticals,
Inc.*(a) 4,610 95,427
CRISPR Therapeutics AG* 7,005 349,970
Cullinan Therapeutics, Inc.*(a) 4,553 54,454
Cytokinetics, Inc.* 9,505 600,621
Day One Biopharmaceuticals,
Inc.* 6,363 71,011
Denali Therapeutics, Inc.* 10,819 235,205
Design Therapeutics, Inc.* 2,040 20,828
DiaMedica Therapeutics,
Inc.*(a) 3,109 24,996
Dianthus Therapeutics, Inc.*(a) 1,973 105,338
Disc Medicine, Inc.* 2,018 156,032
Dynavax Technologies Corp.* 8,338 129,114
Dyne Therapeutics, Inc.* 9,902 177,147
Editas Medicine, Inc.* 7,650 15,223
Eledon Pharmaceuticals, Inc.* 5,070 11,154
Emergent BioSolutions,
Inc.*(a) 4,090 46,381
Enanta Pharmaceuticals, Inc.* 2,186 28,199
Entrada Therapeutics, Inc.*(a) 2,081 23,807
Erasca, Inc.* 14,221 149,463
Fate Therapeutics, Inc.* 9,564 11,381
Fennec Pharmaceuticals, Inc.* 1,717 13,032
Foghorn Therapeutics, Inc.* 1,964 11,214
Geron Corp.* 45,221 61,953
Gossamer Bio, Inc.*(a) 16,540 37,711
GRAIL, Inc.* 2,830 276,831
Greenwich Lifesciences,
Inc.*(a) 536 16,118
Gyre Therapeutics, Inc.*(a) 706 5,712
Heron Therapeutics, Inc.*(a) 13,461 17,769
Humacyte, Inc.*(a) 11,065 11,040
Ideaya Biosciences, Inc.* 6,445 207,465
ImmunityBio, Inc.*(a) 23,683 148,019
Immunome, Inc.*(a) 7,542 185,684
Immunovant, Inc.*(a) 5,595 145,470
Inhibikase Therapeutics,
Inc.*(a) 5,161 7,741
Inhibrx Biosciences, Inc.* 710 54,152
Inmune Bio, Inc.* 1,145 1,821
Intellia Therapeutics, Inc.*(a) 8,253 108,527
Iovance Biotherapeutics,
Inc.*(a) 24,640 62,832
Ironwood Pharmaceuticals,
Inc., Class A* 13,581 66,411
Jade Biosciences, Inc.(a) 3,718 58,038
Janux Therapeutics, Inc..* 3,703 50,768
KalVista Pharmaceuticals,
Inc.*(a) 3,200 49,952
Keros Therapeutics, Inc.* 2,299 41,175
Kodiak Sciences, Inc.*(a) 2,699 61,456
Korro Bio, Inc.* 565 7,531
Krystal Biotech, Inc.* 2,023 564,903
Kura Oncology, Inc.* 6,476 52,585
Kymera Therapeutics, Inc.* 4,630 336,555
Larimar Therapeutics, Inc.* 3,885 13,753
Lexeo Therapeutics, Inc.*(a) 5,072 37,584

Nationwide Small Cap Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Biotechnology
Madrigal Pharmaceuticals,
Inc.* 1,511 739,347
MannKind Corp.* 24,157 139,627
MapLight Therapeutics, Inc.* 1,350 23,882
MeiraGTx Holdings plc*(a) 3,303 25,136
MiMedx Group, Inc.* 9,354 47,799
Mineralys Therapeutics, Inc.* 3,771 116,486
Mirum Pharmaceuticals, Inc.* 3,337 344,445
Monopar Therapeutics, Inc.* 383 23,126
Monte Rosa Therapeutics,
Inc.* 3,951 81,075
Myriad Genetics, Inc.* 7,814 43,915
Neurogene, Inc.* 1,012 17,872
Nkarta, Inc.* 4,901 10,880
Novavax, Inc.*(a) 12,231 108,183
Nurix Therapeutics, Inc.* 8,055 133,069
Nuvalent, Inc., Class A* 4,033 414,955
Nuvectis Pharma, Inc.* 1,095 8,880
Olema Pharmaceuticals,
Inc.*(a) 4,886 125,668
Organogenesis Holdings, Inc.,
Class A* 6,975 27,900
ORIC Pharmaceuticals,
Inc.*(a) 5,491 56,338
Oruka Therapeutics, Inc.* 3,106 106,318
Palvella Therapeutics, Inc.* 602 46,167
Perspective Therapeutics,
Inc.*(a) 4,866 18,442
Praxis Precision Medicines,
Inc.* 2,000 628,000
Precigen, Inc.* 14,438 64,827
Prime Medicine, Inc.*(a) 8,653 32,968
Protagonist Therapeutics, Inc.* 4,684 383,151
Protalix BioTherapeutics, Inc.* 5,979 13,991
Protara Therapeutics, Inc.*(a) 2,831 20,043
Prothena Corp. plc* 3,480 30,659
PTC Therapeutics, Inc.* 6,245 471,685
Puma Biotechnology, Inc.* 3,854 24,974
Recursion Pharmaceuticals,
Inc., Class A*(a) 30,439 127,539
REGENXBIO, Inc.* 4,154 46,359
Relay Therapeutics, Inc.*(a) 11,578 88,687
Replimune Group, Inc.* 5,920 41,618
Rezolute, Inc.* 6,066 20,260
Rhythm Pharmaceuticals, Inc.* 4,282 438,991
Rigel Pharmaceuticals, Inc.*(a) 1,581 55,114
Rocket Pharmaceuticals,
Inc.*(a) 6,333 22,039
Sana Biotechnology, Inc.*(a) 13,269 58,782
Savara, Inc.*(a) 12,746 68,828
Scholar Rock Holding Corp.* 6,715 297,743
SELLAS Life Sciences Group,
Inc.*(a) 10,250 38,642
Sionna Therapeutics, Inc.* 1,294 54,684
Soleno Therapeutics, Inc.* 3,757 144,870
Solid Biosciences, Inc.*(a) 4,544 29,354
Spyre Therapeutics, Inc.* 5,538 177,105
Stoke Therapeutics, Inc.*(a) 3,568 108,253
Syndax Pharmaceuticals, Inc.* 7,129 144,790
Tango Therapeutics, Inc.*(a) 8,550 99,265
Taysha Gene Therapies,
Inc.*(a) 17,442 78,663
Common Stocks
Shares Value ($)
Biotechnology
Tectonic Therapeutic, Inc.*(a) 964 19,270
TG Therapeutics, Inc.*(a) 11,851 348,775
Tonix Pharmaceuticals Holding
Corp.*(a) 1,061 18,292
Travere Therapeutics, Inc.* 6,642 206,500
TriSalus Life Sciences, Inc.* 2,401 11,933
TuHURA Biosciences, Inc.*(a) 2,829 1,514
Twist Bioscience Corp.*(a) 4,779 196,274
Tyra Biosciences, Inc.*(a) 2,188 67,434
Upstream Bio, Inc.* 2,650 82,362
UroGen Pharma Ltd.*(a) 2,900 56,869
Vanda Pharmaceuticals, Inc.* 4,561 34,390
Vaxcyte, Inc.* 9,348 500,772
Vera Therapeutics, Inc., Class
A* 4,471 193,415
Veracyte, Inc.* 6,463 246,111
Verastem, Inc.*(a) 4,375 26,687
Vericel Corp.*(a) 4,036 145,215
Vir Biotechnology, Inc.*(a) 7,397 55,034
Viridian Therapeutics, Inc.* 6,663 219,879
Voyager Therapeutics, Inc.* 3,762 14,672
Xencor, Inc.* 5,838 70,581
Xenon Pharmaceuticals, Inc.* 6,114 250,735
XOMA Royalty Corp.*(a) 692 17,757
Zenas Biopharma, Inc.*(a) 1,524 27,996
Zymeworks, Inc.* 4,069 91,675
22,031,151
Broadline Retail 0 .1%
Groupon, Inc., Class A*(a) 2,127 30,097
Kohl's Corp.(a) 8,773 153,264
Savers Value Village, Inc.*(a) 3,190 33,049
216,410
Building Products 1 .5%
American Woodmark Corp.* 1,179 70,021
Apogee Enterprises, Inc. 1,743 64,718
AZZ, Inc. 2,404 298,793
CSW Industrials, Inc.(a) 1,322 356,913
Gibraltar Industries, Inc.* 2,396 122,819
Griffon Corp. 3,083 251,110
Insteel Industries, Inc. 1,499 49,677
Janus International Group,
Inc.* 11,403 78,225
JELD-WEN Holding, Inc.* 7,362 20,025
Masterbrand, Inc.*(a) 10,429 126,399
Modine Manufacturing Co.*(a) 4,258 786,282
Quanex Building Products
Corp.(a) 3,711 69,470
Resideo Technologies, Inc.* 10,617 363,738
Tecnoglass, Inc.(a) 2,182 106,722
UFP Industries, Inc. 4,743 489,857
Zurn Elkay Water Solutions
Corp. 12,071 556,594
3,811,363
Capital Markets 1 .8%
Acadian Asset Management,
Inc. 2,211 122,534
AlTi Global, Inc.* 3,349 15,707
Artisan Partners Asset
Management, Inc., Class
A(a) 5,083 226,295

82 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Capital Markets
Bakkt, Inc., Class A* 1,207 16,162
BGC Group, Inc., Class A 28,882 263,115
Cohen & Steers, Inc. 2,197 141,179
Diamond Hill Investment
Group, Inc. 241 41,295
DigitalBridge Group, Inc. 14,276 219,708
Donnelley Financial Solutions,
Inc.* 2,129 110,176
Forge Global Holdings, Inc.* 897 40,096
GCM Grosvenor, Inc., Class
A(a) 4,041 45,744
Innventure, Inc.*(a) 2,122 6,981
Marex Group plc 4,496 177,502
MarketWise, Inc. 149 2,466
Miami International Holdings,
Inc.*(a) 1,910 79,704
Moelis & Co., Class A 5,946 426,150
Open Lending Corp.* 8,514 15,240
P10, Inc., Class A 4,888 52,693
Patria Investments Ltd., Class
A(a) 5,154 75,300
Perella Weinberg Partners,
Class A(a) 5,108 113,960
Piper Sandler Cos. 1,431 495,627
PJT Partners, Inc., Class A 1,845 319,240
Siebert Financial Corp.* 1,528 4,538
Silvercrest Asset Management
Group, Inc., Class A 750 11,055
StepStone Group, Inc., Class
A 5,613 396,783
StoneX Group, Inc.* 4,015 450,724
Strive, Inc., Class A*(a) 20,881 17,145
Victory Capital Holdings, Inc.,
Class A 3,596 253,626
Virtus Investment Partners,
Inc. 508 82,931
Webull Corp.*(a) 21,944 154,266
Westwood Holdings Group,
Inc. 624 11,425
WisdomTree, Inc.(a) 10,240 165,888
4,555,255
Chemicals 1 .5%
AdvanSix, Inc. 2,176 34,468
American Vanguard Corp.* 2,482 12,609
Arq, Inc.* 2,258 8,038
Ascent Industries Co.* 640 10,374
ASP Isotopes, Inc.*(a) 7,545 47,835
Aspen Aerogels, Inc.* 5,435 18,316
Avient Corp. 7,347 265,594
Balchem Corp. 2,632 447,887
Cabot Corp. 4,368 315,326
Chemours Co. (The) 12,172 182,458
Core Molding Technologies,
Inc.* 718 14,015
Ecovyst, Inc.* 8,934 94,790
Flotek Industries, Inc.*(a) 1,261 21,904
Hawkins, Inc. 1,592 207,358
HB Fuller Co. 4,501 270,510
Ingevity Corp.* 2,948 193,949
Innospec, Inc. 1,956 159,844
Intrepid Potash, Inc.* 920 30,213
Common Stocks
Shares Value ($)
Chemicals
Koppers Holdings, Inc. 1,454 42,835
Kronos Worldwide, Inc.(a) 2,146 11,267
LSB Industries, Inc.* 4,406 40,932
Mativ Holdings, Inc. 4,338 52,273
Minerals Technologies, Inc. 2,488 163,611
Orion SA 4,911 30,350
Perimeter Solutions, Inc.* 11,212 293,194
PureCycle Technologies,
Inc.*(a) 10,791 103,162
Quaker Chemical Corp.(a) 1,122 172,496
Rayonier Advanced Materials,
Inc.* 5,678 44,061
Sensient Technologies Corp. 3,452 326,283
Solesence, Inc.* 1,599 2,159
Stepan Co. 1,733 99,838
Trinseo plc(a) 2,988 1,345
Tronox Holdings plc 10,313 62,497
Valhi, Inc. 254 3,604
3,785,395
Commercial Services & Supplies 1 .4%
ABM Industries, Inc. 4,885 224,905
ACCO Brands Corp. 7,954 31,100
ACV Auctions, Inc., Class A* 13,249 103,475
BrightView Holdings, Inc.* 5,922 79,118
Brink's Co. (The) 3,444 437,526
Casella Waste Systems, Inc.,
Class A* 5,115 516,001
Cimpress plc*(a) 1,394 110,252
CoreCivic, Inc.* 8,647 160,229
Deluxe Corp.(a) 3,529 93,166
Ennis, Inc. 2,069 40,325
Enviri Corp.* 6,186 117,039
GEO Group, Inc. (The)* 10,865 173,623
Healthcare Services Group,
Inc.* 5,656 106,446
HNI Corp. 5,109 244,159
Interface, Inc., Class A 4,836 152,189
Liquidity Services, Inc.* 1,842 58,944
MillerKnoll, Inc. 5,628 113,010
Mobile Infrastructure Corp.,
Class A*(a) 1,626 5,187
Montrose Environmental
Group, Inc.* 2,669 59,465
NL Industries, Inc. 865 5,259
OPENLANE, Inc.* 8,470 254,439
Perma-Fix Environmental
Services, Inc.* 1,684 25,715
Pitney Bowes, Inc. 11,466 119,590
Quad/Graphics, Inc. 2,123 12,993
UniFirst Corp. 1,177 253,055
Vestis Corp.(a) 9,778 63,850
Virco Mfg. Corp.(a) 959 6,703
3,567,763
Communications Equipment 1 .0%
ADTRAN Holdings, Inc.*(a) 5,932 54,693
Applied Optoelectronics,
Inc.*(a) 4,852 211,596
Aviat Networks, Inc.* 956 20,850
BK Technologies Corp.* 239 18,231
Calix, Inc.* 4,949 221,072
Clearfield, Inc.* 1,048 31,199

Nationwide Small Cap Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Communications Equipment
Digi International, Inc.* 2,922 125,851
Extreme Networks, Inc.* 10,528 153,498
Harmonic, Inc.* 9,256 89,968
Inseego Corp.*(a) 1,103 12,012
NETGEAR, Inc.*(a) 2,220 46,420
NetScout Systems, Inc.* 5,840 162,410
Ribbon Communications, Inc.* 7,451 19,522
Viasat, Inc.* 10,093 455,901
Viavi Solutions, Inc.* 18,105 442,848
Vistance Networks, Inc.* 17,476 314,568
2,380,639
Construction & Engineering 2 .5%
Ameresco, Inc., Class A* 2,685 84,148
Arcosa, Inc. 3,970 454,446
Argan, Inc. 1,099 381,474
Bowman Consulting Group
Ltd., Class A* 1,213 42,249
Centuri Holdings, Inc.* 6,536 180,394
Concrete Pumping Holdings,
Inc.* 1,916 11,074
Construction Partners, Inc.,
Class A* 3,840 421,939
Dycom Industries, Inc.* 2,276 829,352
Fluor Corp.* 13,111 605,597
Granite Construction, Inc.(a) 3,524 425,488
Great Lakes Dredge & Dock
Corp.* 5,439 81,476
IES Holdings, Inc.*(a) 729 277,231
Legence Corp., Class A*(a) 2,964 139,041
Limbach Holdings, Inc.* 877 75,404
Matrix Service Co.* 2,369 33,924
MYR Group, Inc.* 1,243 310,800
NWPX Infrastructure, Inc.* 760 51,262
Orion Group Holdings, Inc.* 3,394 41,475
Primoris Services Corp. 4,406 653,190
Southland Holdings, Inc.* 1,565 2,911
Sterling Infrastructure, Inc.* 2,421 866,500
Tutor Perini Corp. 3,670 289,526
6,258,901
Construction Materials 0 .2%
Knife River Corp.* 4,698 315,564
Smith-Midland Corp.* 191 6,712
Titan America SA(a) 2,080 36,109
United States Lime & Minerals,
Inc. 864 104,138
462,523
Consumer Finance 0 .9%
Atlanticus Holdings Corp.*(a) 437 22,562
Bread Financial Holdings, Inc. 2,564 185,993
Consumer Portfolio Services,
Inc.* 1,046 9,027
Dave, Inc.* 836 136,845
Encore Capital Group, Inc.*(a) 1,771 97,759
Enova International, Inc.* 1,988 328,358
FirstCash Holdings, Inc. 3,234 551,397
Green Dot Corp., Class A* 4,413 53,750
Jefferson Capital, Inc. 586 12,523
LendingClub Corp.* 9,429 159,445
LendingTree, Inc.* 909 51,504
Medallion Financial Corp. 1,207 12,420
Common Stocks
Shares Value ($)
Consumer Finance
Navient Corp. 5,412 53,092
Nelnet, Inc., Class A 900 118,710
NerdWallet, Inc., Class A* 3,813 45,985
Oportun Financial Corp.*(a) 2,976 16,130
OppFi, Inc.(a) 2,144 20,411
PRA Group, Inc.* 3,010 38,498
PROG Holdings, Inc. 3,253 105,527
Regional Management Corp. 706 26,157
Upstart Holdings, Inc.*(a) 6,885 270,236
World Acceptance Corp.* 229 27,766
2,344,095
Consumer Staples Distribution & Retail 0 .5%
Andersons, Inc. (The) 2,694 167,001
Chefs' Warehouse, Inc. (The)* 2,971 186,876
Grocery Outlet Holding Corp.* 7,911 75,392
HF Foods Group, Inc.* 3,603 6,882
Ingles Markets, Inc., Class A 1,153 86,314
Natural Grocers by Vitamin
Cottage, Inc. 1,126 30,762
PriceSmart, Inc. 2,049 291,388
United Natural Foods, Inc.* 4,928 183,469
Village Super Market, Inc.,
Class A 649 23,143
Weis Markets, Inc. 1,078 76,700
1,127,927
Containers & Packaging 0 .2%
Ardagh Metal Packaging SA 11,436 50,204
Greif, Inc., Class A 2,024 142,935
Greif, Inc., Class B 419 34,852
Myers Industries, Inc.(a) 2,844 58,786
O-I Glass, Inc.* 12,368 188,983
Ranpak Holdings Corp., Class
A* 3,991 20,115
TriMas Corp. 2,546 88,524
584,399
Distributors 0 .1%
GigaCloud Technology, Inc.,
Class A*(a) 1,972 78,742
Gold.com, Inc. 1,532 79,434
Weyco Group, Inc. 466 14,735
172,911
Diversified Consumer Services 1 .1%
Adtalem Global Education,
Inc.* 2,896 299,881
American Public Education,
Inc.* 1,439 60,121
Carriage Services, Inc., Class
A 1,147 49,218
Coursera, Inc.* 11,725 71,054
Driven Brands Holdings,
Inc.*(a) 4,615 71,763
European Wax Center, Inc.,
Class A* 2,336 9,181
Frontdoor, Inc.* 5,905 349,045
Graham Holdings Co., Class B 266 310,324
KinderCare Learning Cos.,
Inc.* 2,055 9,597
Laureate Education, Inc.* 10,267 352,158
Lincoln Educational Services
Corp.* 2,281 60,811

84 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Diversified Consumer Services
Matthews International Corp.,
Class A(a) 2,411 63,385
McGraw Hill, Inc.* 2,363 34,854
Mister Car Wash, Inc.* 8,540 47,397
Nerdy, Inc.*(a) 6,145 6,022
OneSpaWorld Holdings Ltd. 8,016 157,514
Perdoceo Education Corp. 5,290 169,439
Phoenix Education Partners,
Inc.(a) 361 11,014
Strategic Education, Inc. 1,855 157,712
Stride, Inc.*(a) 3,527 298,384
Udemy, Inc.* 7,315 35,185
Universal Technical Institute,
Inc.* 3,945 109,789
2,733,848
Diversified REITs 0 .5%
Alexander & Baldwin, Inc. 6,160 127,758
Alpine Income Property Trust,
Inc. 1,233 21,726
American Assets Trust, Inc. 4,346 78,489
Armada Hoffler Properties, Inc. 5,965 41,576
Broadstone Net Lease, Inc. 15,186 281,093
CTO Realty Growth, Inc. 2,572 45,705
Essential Properties Realty
Trust, Inc. 16,217 492,348
Gladstone Commercial Corp. 3,291 38,340
Global Net Lease, Inc. 16,233 153,564
Modiv Industrial, Inc., Class C 826 12,654
1,293,253
Diversified Telecommunication Services 0 .6%
Anterix, Inc.* 1,126 29,574
ATN International, Inc. 894 21,626
Bandwidth, Inc., Class A* 2,273 31,754
Cogent Communications
Holdings, Inc.(a) 4,080 99,144
Globalstar, Inc.* 4,105 252,950
IDT Corp., Class B(a) 1,325 64,435
Liberty Latin America Ltd.,
Class A* 1,463 11,294
Liberty Latin America Ltd.,
Class C* 10,846 84,382
Lumen Technologies, Inc.* 77,530 683,815
Shenandoah
Telecommunications Co.(a) 4,155 49,320
Uniti Group, Inc.(a) 13,416 111,621
1,439,915
Electric Utilities 1 .0%
Genie Energy Ltd., Class B 1,870 25,750
Hawaiian Electric Industries,
Inc.*(a) 13,928 213,377
MGE Energy, Inc. 2,963 236,684
Oklo, Inc., Class A*(a) 8,832 703,204
Otter Tail Corp. 3,136 279,606
Portland General Electric Co. 9,207 462,652
TXNM Energy, Inc. 8,142 479,726
2,400,999
Electrical Equipment 3 .1%
Allient, Inc.(a) 1,121 68,392
American Superconductor
Corp.* 3,641 108,939
Common Stocks
Shares Value ($)
Electrical Equipment
Amprius Technologies, Inc.*(a) 8,887 110,554
Array Technologies, Inc.*(a) 12,479 141,325
Atkore, Inc. 2,708 188,071
Bloom Energy Corp., Class A* 17,744 2,685,909
EnerSys 3,047 549,039
Enovix Corp.*(a) 13,835 91,588
Eos Energy Enterprises, Inc.* 25,301 370,407
Fluence Energy, Inc.* 5,148 158,404
Hyliion Holdings Corp.*(a) 11,060 22,673
KULR Technology Group,
Inc.*(a) 2,885 10,271
LSI Industries, Inc. 2,170 47,979
NANO Nuclear Energy, Inc.*(a) 3,225 94,799
Net Power, Inc.*(a) 1,885 4,467
Nextpower, Inc., Class A* 11,832 1,385,409
NuScale Power Corp., Class
A*(a) 10,095 176,461
Plug Power, Inc.*(a) 90,674 191,775
Powell Industries, Inc.(a) 770 341,564
Power Solutions International,
Inc.* 690 49,445
Preformed Line Products
Co.(a) 208 52,195
Shoals Technologies Group,
Inc., Class A*(a) 13,394 126,439
SKYX Platforms Corp.*(a) 5,541 13,852
SunPower, Inc.*(a) 4,986 8,576
Sunrun, Inc.* 18,370 349,030
T1 Energy, Inc.* 11,042 91,980
Thermon Group Holdings, Inc.* 2,631 119,053
Vicor Corp.*(a) 1,867 294,370
7,852,966
Electronic Equipment, Instruments & Components 3 .5%
908 Devices, Inc.*(a) 2,661 16,791
Advanced Energy Industries,
Inc. 3,063 782,168
Aeva Technologies, Inc.* 3,248 41,477
Arlo Technologies, Inc.* 8,289 105,187
Badger Meter, Inc. 2,436 357,069
Bel Fuse, Inc., Class A 123 22,601
Bel Fuse, Inc., Class B 853 171,615
Belden, Inc. 3,215 377,795
Benchmark Electronics, Inc. 2,813 146,670
Climb Global Solutions, Inc.(a) 338 40,083
CTS Corp. 2,228 114,542
Daktronics, Inc.* 3,234 74,867
ePlus, Inc. 2,143 183,891
Evolv Technologies Holdings,
Inc.* 12,274 75,976
Fabrinet* 2,923 1,430,633
Frequency Electronics, Inc.* 561 29,497
Insight Enterprises, Inc.* 2,351 197,531
Itron, Inc.* 3,714 367,983
Kimball Electronics, Inc.* 2,051 61,961
Knowles Corp.* 6,733 163,208
Methode Electronics, Inc. 3,138 25,073
MicroVision, Inc.*(a) 23,876 19,402
Mirion Technologies, Inc.,
Class A* 19,542 485,423
Motomova, Inc.*^∞ 1,500 0
M-Tron Industries, Inc.*(a) 211 13,766

Nationwide Small Cap Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Napco Security Technologies,
Inc. 2,910 107,350
Neonode, Inc.* 925 1,674
nLight, Inc.* 3,866 176,328
Novanta, Inc.* 2,934 394,740
OSI Systems, Inc.*(a) 1,306 326,683
Ouster, Inc.* 4,595 95,714
PC Connection, Inc. 917 53,929
Plexus Corp.*(a) 2,189 436,333
Powerfleet, Inc. NJ*(a) 9,604 49,077
Richardson Electronics Ltd. 1,133 13,698
Rogers Corp.* 1,446 140,609
Sanmina Corp.* 4,255 602,848
ScanSource, Inc.* 1,757 75,533
TTM Technologies, Inc.* 8,285 813,587
Vishay Intertechnology, Inc.(a) 9,783 197,128
Vishay Precision Group, Inc.* 912 45,673
Vuzix Corp.*(a) 5,691 14,967
8,851,080
Energy Equipment & Services 2 .0%
Archrock, Inc. 14,083 416,716
Atlas Energy Solutions, Inc.,
Class A(a) 6,234 72,751
Borr Drilling Ltd.(a) 22,289 104,312
Bristow Group, Inc., Class A* 2,308 101,460
Cactus, Inc., Class A 5,478 308,028
Core Laboratories, Inc.(a) 3,998 78,121
DMC Global, Inc.* 1,761 15,145
Energy Services of America
Corp. 1,029 9,271
Expro Group Holdings NV* 7,142 114,343
Flowco Holdings, Inc., Class A 1,530 31,977
Forum Energy Technologies,
Inc.* 928 41,983
Helix Energy Solutions Group,
Inc.* 10,925 86,744
Helmerich & Payne, Inc. 7,860 266,297
Innovex International, Inc.* 3,142 78,079
Kodiak Gas Services, Inc. 6,911 290,331
Liberty Energy, Inc., Class A 12,969 319,686
Mammoth Energy Services,
Inc.* 2,127 4,977
Nabors Industries Ltd.*(a) 1,113 74,393
National Energy Services
Reunited Corp.* 5,248 103,281
Natural Gas Services Group,
Inc. 743 25,737
Noble Corp. plc 10,299 366,850
Oceaneering International,
Inc.*(a) 7,953 239,385
Oil States International, Inc.* 4,481 37,954
Patterson-UTI Energy, Inc. 28,670 215,885
ProFrac Holding Corp., Class
A* 2,914 15,182
ProPetro Holding Corp.* 6,753 77,592
Ranger Energy Services, Inc.,
Class A 1,477 22,775
RPC, Inc.(a) 7,602 50,553
SEACOR Marine Holdings,
Inc.*(a) 2,311 15,437
Seadrill Ltd.* 5,022 193,247
Common Stocks
Shares Value ($)
Energy Equipment & Services
Select Water Solutions, Inc.,
Class A(a) 7,895 95,451
Solaris Energy Infrastructure,
Inc., Class A 3,400 187,646
TETRA Technologies, Inc.* 10,139 115,585
Tidewater, Inc.* 3,949 246,773
Transocean Ltd.* 74,148 368,516
Valaris Ltd.* 5,015 289,516
5,081,979
Entertainment 0 .5%
AMC Entertainment Holdings,
Inc., Class A*(a) 41,346 57,471
Atlanta Braves Holdings, Inc.,
Class A*(a) 468 20,601
Atlanta Braves Holdings, Inc.,
Class C* 3,744 149,498
Cinemark Holdings, Inc. 8,434 199,717
CuriosityStream, Inc. 2,829 10,524
Eventbrite, Inc., Class A* 5,728 25,318
Gaia, Inc., Class A* 1,433 4,858
IMAX Corp.* 3,546 123,791
Lionsgate Studios Corp.* 16,606 156,761
Madison Square Garden
Entertainment Corp., Class
A* 3,285 203,243
Marcus Corp. (The) 1,981 29,893
Playstudios, Inc.* 8,493 5,389
Playtika Holding Corp.(a) 4,982 18,035
Reservoir Media, Inc.*(a) 1,940 14,647
Sphere Entertainment Co.*(a) 2,220 212,032
Starz Entertainment Corp. 1,106 11,049
Vivid Seats, Inc., Class A*(a) 304 2,216
1,245,043
Financial Services 2 .1%
Acacia Research Corp.* 3,597 14,316
Alerus Financial Corp. 1,924 47,369
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,268 109,930
Better Home & Finance
Holding Co.*(a) 354 10,730
Burford Capital Ltd. 16,079 155,805
Cannae Holdings, Inc. 3,760 54,182
Cantaloupe, Inc.* 4,853 52,121
Cass Information Systems,
Inc. 1,090 49,006
Compass Diversified Holdings 5,852 38,448
Enact Holdings, Inc.(a) 2,445 97,238
Essent Group Ltd. 7,728 486,246
EVERTEC, Inc. 5,254 157,672
Federal Agricultural Mortgage
Corp., Class C 748 126,636
Finance of America Cos., Inc.,
Class A* 402 9,363
Flywire Corp.* 9,557 120,418
HA Sustainable Infrastructure
Capital, Inc. 10,036 345,339
International Money Express,
Inc.* 2,597 40,150
Jackson Financial, Inc., Class
A 5,594 665,238

86 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Financial Services
loanDepot, Inc., Class A*(a) 7,270 15,849
Marqeta, Inc., Class A* 29,501 121,839
Merchants Bancorp(a) 2,080 86,237
NCR Atleos Corp.* 5,908 220,368
NewtekOne, Inc. 2,215 29,880
NMI Holdings, Inc., Class A* 6,333 245,214
Onity Group, Inc.* 608 27,494
Pagseguro Digital Ltd., Class A 14,853 167,096
Payoneer Global, Inc.* 22,248 142,165
Paysafe Ltd.* 2,891 19,832
Paysign, Inc.* 2,604 10,859
PennyMac Financial Services,
Inc. 2,393 239,108
Priority Technology Holdings,
Inc.* 1,943 11,483
Radian Group, Inc. 11,143 366,605
Remitly Global, Inc.* 13,995 185,014
Repay Holdings Corp., Class
A* 6,319 22,053
Security National Financial
Corp., Class A* 1,346 11,872
Sezzle, Inc.* 1,332 84,236
StoneCo Ltd., Class A* 20,242 326,706
SWK Holdings Corp. 383 6,702
Velocity Financial, Inc.* 1,006 20,412
Walker & Dunlop, Inc. 2,677 168,356
Waterstone Financial, Inc. 973 17,796
5,127,383
Food Products 0 .7%
Alico, Inc. 432 17,846
B&G Foods, Inc.(a) 6,446 28,169
Beyond Meat, Inc.*(a) 30,141 23,004
BRC, Inc., Class A* 8,906 7,366
Calavo Growers, Inc. 1,382 35,158
Cal-Maine Foods, Inc.(a) 3,648 304,717
Dole plc 6,536 104,118
Forafric Global plc*(a) 591 5,922
Fresh Del Monte Produce, Inc. 2,633 104,425
Hain Celestial Group, Inc.
(The)*(a) 7,273 8,800
J & J Snack Foods Corp. 1,226 116,470
John B Sanfilippo & Son, Inc. 665 53,798
Lifeway Foods, Inc.* 375 8,261
Limoneira Co. 1,384 19,930
Mama's Creations, Inc.*(a) 2,957 44,651
Marzetti Co. (The) 1,653 283,605
Mission Produce, Inc.* 3,579 48,173
Seneca Foods Corp., Class A* 414 49,403
Simply Good Foods Co. (The)* 7,493 140,644
SunOpta, Inc.* 8,535 39,090
Tootsie Roll Industries, Inc.(a) 1,492 56,517
TreeHouse Foods, Inc.* 4,043 99,620
Utz Brands, Inc. 5,794 61,069
Vital Farms, Inc.*(a) 2,897 82,420
Westrock Coffee Co.*(a) 2,688 12,983
1,756,159
Gas Utilities 1 .0%
Brookfield Infrastructure Corp.,
Class A 9,820 469,887
Chesapeake Utilities Corp. 1,895 243,849
New Jersey Resources Corp. 8,286 409,991
Common Stocks
Shares Value ($)
Gas Utilities
Northwest Natural Holding Co. 3,305 153,881
ONE Gas, Inc. 4,900 389,844
RGC Resources, Inc.(a) 758 16,456
Southwest Gas Holdings, Inc. 5,295 438,532
Spire, Inc.(a) 4,794 405,045
2,527,485
Ground Transportation 0 .3%
ArcBest Corp.(a) 1,831 165,193
Covenant Logistics Group,
Inc., Class A 1,354 33,308
FTAI Infrastructure, Inc.(a) 9,622 56,000
Heartland Express, Inc. 3,452 34,831
Hertz Global Holdings, Inc.*(a) 9,653 47,300
Marten Transport Ltd. 4,385 53,936
PAMT Corp.* 683 7,411
Proficient Auto Logistics, Inc.* 1,731 17,448
RXO, Inc.* 13,130 191,435
Universal Logistics Holdings,
Inc.(a) 544 8,709
Werner Enterprises, Inc. 4,783 163,818
779,389
Health Care Equipment & Supplies 2 .5%
Accuray, Inc.* 8,369 6,756
Acme United Corp.(a) 282 11,785
Alphatec Holdings, Inc.* 9,428 139,817
AngioDynamics, Inc.* 2,972 30,790
Anteris Technologies Global
Corp.* 2,671 15,946
Artivion, Inc.* 3,370 137,395
AtriCure, Inc.* 3,871 142,956
Avanos Medical, Inc.* 3,864 51,469
Axogen, Inc.* 3,547 123,613
Beta Bionics, Inc.*(a) 3,177 43,938
Bioventus, Inc., Class A* 3,398 26,946
Butterfly Network, Inc.*(a) 16,941 67,086
CapsoVision, Inc.*(a) 579 2,907
Carlsmed, Inc.* 474 5,887
Ceribell, Inc.* 2,187 45,074
Cerus Corp.* 15,938 37,136
ClearPoint Neuro, Inc.* 2,296 29,687
CONMED Corp. 2,572 98,739
CVRx, Inc.* 1,052 7,206
Delcath Systems, Inc.*(a) 2,652 26,281
Electromed, Inc.* 603 18,012
Embecta Corp. 4,710 49,973
Enovis Corp.*(a) 4,505 99,290
Glaukos Corp.* 4,547 542,821
Haemonetics Corp.* 3,963 264,174
ICU Medical, Inc.* 1,963 294,254
Inogen, Inc.* 1,698 10,018
Integer Holdings Corp.*(a) 2,787 242,079
Integra LifeSciences Holdings
Corp.* 5,160 57,482
iRadimed Corp. 654 64,014
IRhythm Holdings, Inc.* 2,612 403,580
Kestra Medical Technologies
Ltd.* 1,561 38,510
KORU Medical Systems, Inc.* 3,650 19,674
Lantheus Holdings, Inc.* 5,494 367,659
LeMaitre Vascular, Inc.(a) 1,690 143,599
LENSAR, Inc.*(a) 839 10,681

Nationwide Small Cap Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
LivaNova plc* 4,368 287,021
Lucid Diagnostics, Inc.* 5,923 7,048
Merit Medical Systems, Inc.* 4,759 385,907
Myomo, Inc.*(a) 2,875 2,412
Neogen Corp.* 17,693 180,822
Neuronetics, Inc.*(a) 3,203 6,694
NeuroPace, Inc.* 2,127 32,182
Novocure Ltd.* 8,371 103,800
Omnicell, Inc.*(a) 3,791 183,864
OraSure Technologies, Inc.*(a) 5,892 16,439
Orthofix Medical, Inc.* 2,986 39,505
OrthoPediatrics Corp.* 1,492 26,050
Outset Medical, Inc.*(a) 1,565 7,841
PROCEPT BioRobotics
Corp.*(a) 4,222 122,269
Pro-Dex, Inc.*(a) 184 7,218
Pulmonx Corp.*(a) 3,424 5,615
Pulse Biosciences, Inc.*(a) 1,319 18,242
QuidelOrtho Corp.*(a) 5,442 147,859
RxSight, Inc.* 2,973 25,835
Sanara Medtech, Inc.* 160 3,520
SANUWAVE Health, Inc.*(a) 616 16,607
Shoulder Innovations, Inc.*(a) 446 6,315
SI-BONE, Inc.* 3,267 54,167
Sight Sciences, Inc.* 3,207 20,140
STAAR Surgical Co.* 4,077 77,259
Stereotaxis, Inc.* 4,929 10,795
Tactile Systems Technology,
Inc.* 1,962 56,623
Tandem Diabetes Care, Inc.* 5,459 108,580
TransMedics Group, Inc.*(a) 2,727 365,350
Treace Medical Concepts,
Inc.* 3,965 9,199
UFP Technologies, Inc.*(a) 602 151,186
Utah Medical Products, Inc. 183 11,174
Varex Imaging Corp.* 3,332 46,448
6,221,220
Health Care Providers & Services 3 .1%
AdaptHealth Corp., Class A* 8,585 86,279
Addus HomeCare Corp.*(a) 1,472 152,323
agilon health, Inc.* 26,238 21,835
AirSculpt Technologies,
Inc.*(a) 886 2,631
Alignment Healthcare, Inc.* 13,628 307,039
AMN Healthcare Services,
Inc.* 3,240 69,012
Ardent Health, Inc.* 1,941 15,858
Astrana Health, Inc.*(a) 3,474 78,999
Aveanna Healthcare Holdings,
Inc.* 5,544 46,570
BrightSpring Health Services,
Inc.* 8,953 351,584
Brookdale Senior Living, Inc.* 19,157 287,355
Castle Biosciences, Inc.* 2,408 94,851
Clover Health Investments
Corp., Class A* 32,835 73,550
Community Health Systems,
Inc.* 11,011 35,345
Concentra Group Holdings
Parent, Inc. 9,240 204,943
CorVel Corp.* 2,366 164,745
Common Stocks
Shares Value ($)
Health Care Providers & Services
Cross Country Healthcare,
Inc.* 2,559 23,850
DocGo, Inc.* 4,870 3,733
Enhabit, Inc.* 3,970 42,201
Ensign Group, Inc. (The) 4,544 780,023
Fulgent Genetics, Inc.* 1,746 45,745
GeneDx Holdings Corp., Class
A* 1,539 148,144
Guardant Health, Inc.* 9,844 1,122,610
Guardian Pharmacy Services,
Inc., Class A* 1,831 55,296
HealthEquity, Inc.* 6,945 594,978
Hims & Hers Health, Inc.*(a) 16,473 446,254
Innovage Holding Corp.* 1,617 8,974
Joint Corp. (The)*(a) 1,371 13,408
LifeStance Health Group,
Inc.*(a) 13,268 93,805
Nano-X Imaging Ltd.* 5,153 14,068
National HealthCare Corp. 1,044 149,407
National Research Corp. 1,073 21,825
NeoGenomics, Inc.* 10,391 125,315
Nutex Health, Inc.* 304 45,232
Omada Health, Inc.* 765 11,437
Oncology Institute, Inc.
(The)*(a) 5,166 14,000
OPKO Health, Inc.*(a) 34,059 42,914
Option Care Health, Inc.* 13,020 442,680
Owens & Minor, Inc.* 6,380 14,100
PACS Group, Inc.* 3,610 121,874
Pediatrix Medical Group, Inc.* 6,987 149,382
Pennant Group, Inc. (The)* 2,766 76,397
Privia Health Group, Inc.* 9,485 220,242
Progyny, Inc.* 5,983 142,814
RadNet, Inc.* 5,478 384,008
SBC Medical Group Holdings,
Inc.*(a) 1,694 7,758
Select Medical Holdings Corp. 8,551 128,692
Sonida Senior Living, Inc.* 548 17,454
Strata Critical Medical, Inc.*(a) 5,043 24,610
Surgery Partners, Inc.*(a) 6,360 94,510
Talkspace, Inc.* 11,294 45,628
US Physical Therapy, Inc. 1,194 100,141
Viemed Healthcare, Inc.* 3,230 24,774
7,791,202
Health Care REITs 1 .0%
American Healthcare REIT,
Inc. 13,782 646,514
CareTrust REIT, Inc. 18,287 682,837
Community Healthcare Trust,
Inc. 2,417 41,766
Diversified Healthcare Trust 18,144 105,417
Global Medical REIT, Inc. 947 32,709
LTC Properties, Inc. 3,642 132,824
National Health Investors, Inc. 3,879 318,543
Sabra Health Care REIT, Inc. 19,544 366,059
Sila Realty Trust, Inc. 4,598 111,961
Strawberry Fields REIT, Inc. 638 8,370
Universal Health Realty
Income Trust 1,075 42,710
2,489,710

88 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Technology 0 .3%
Claritev Corp.*(a) 542 14,721
Definitive Healthcare Corp.,
Class A* 3,273 7,593
Evolent Health, Inc., Class
A*(a) 9,600 30,816
Health Catalyst, Inc.*(a) 5,112 10,991
HealthStream, Inc. 1,961 43,711
HeartFlow, Inc.*(a) 1,508 45,044
LifeMD, Inc.*(a) 3,316 10,744
OptimizeRx Corp.*(a) 1,329 14,300
Phreesia, Inc.* 4,809 64,585
Schrodinger, Inc.* 4,378 61,161
Simulations Plus, Inc.* 1,445 24,406
Teladoc Health, Inc.*(a) 15,408 83,973
TruBridge, Inc.* 887 17,163
Waystar Holding Corp.*(a) 8,957 237,898
667,106
Hotel & Resort REITs 0 .6%
Apple Hospitality REIT, Inc. 18,088 210,544
Braemar Hotels & Resorts, Inc. 4,771 12,739
Chatham Lodging Trust 4,365 31,035
DiamondRock Hospitality Co. 16,668 153,012
Pebblebrook Hotel Trust 9,881 112,841
RLJ Lodging Trust 11,028 81,938
Ryman Hospitality Properties,
Inc. 5,051 478,330
Service Properties Trust 13,436 26,738
Summit Hotel Properties, Inc. 8,443 37,318
Sunstone Hotel Investors, Inc. 14,659 128,559
Xenia Hotels & Resorts, Inc. 7,651 112,852
1,385,906
Hotels, Restaurants & Leisure 1 .6%
Accel Entertainment, Inc.,
Class A* 4,262 48,203
Bally's Corp.*(a) 665 10,161
Biglari Holdings, Inc., Class B* 64 24,002
BJ's Restaurants, Inc.* 1,647 68,878
Black Rock Coffee Bar, Inc.,
Class A* 1,273 18,980
Bloomin' Brands, Inc. 6,609 39,654
Brightstar Lottery plc 9,015 130,537
Brinker International, Inc.* 3,561 561,641
Cheesecake Factory, Inc.
(The)(a) 3,745 217,060
Cracker Barrel Old Country
Store, Inc.(a) 1,829 55,090
Dave & Buster's
Entertainment, Inc.* 2,123 39,849
Dine Brands Global, Inc.(a) 1,273 43,778
El Pollo Loco Holdings, Inc.* 2,178 22,063
First Watch Restaurant Group,
Inc.* 4,415 70,596
Genius Sports Ltd.* 17,590 153,033
Global Business Travel Group
I* 10,386 71,144
Golden Entertainment, Inc. 1,503 40,461
Hilton Grand Vacations, Inc.* 4,884 220,317
Inspired Entertainment, Inc.* 1,870 16,699
Jack in the Box, Inc.(a) 1,299 27,240
Krispy Kreme, Inc.(a) 5,117 16,119
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Kura Sushi USA, Inc., Class
A*(a) 528 35,276
Life Time Group Holdings,
Inc.* 12,159 354,678
Lindblad Expeditions Holdings,
Inc.* 3,215 53,594
Marriott Vacations Worldwide
Corp. 2,240 121,654
Monarch Casino & Resort, Inc. 993 90,889
Nathan's Famous, Inc. 248 25,078
Navan, Inc., Class A* 2,988 34,302
Papa John's International, Inc.
(a) 2,776 97,632
Portillo's, Inc., Class A*(a) 4,980 28,137
Pursuit Attractions and
Hospitality, Inc.* 1,748 60,708
RCI Hospitality Holdings, Inc. 762 18,318
Red Rock Resorts, Inc., Class
A 3,963 250,184
Rush Street Interactive,
Inc.*(a) 7,432 131,323
Sabre Corp.*(a) 28,716 37,331
Serve Robotics, Inc.*(a) 5,049 52,661
Shake Shack, Inc., Class A* 3,164 280,235
Six Flags Entertainment Corp.* 8,050 144,981
Super Group SGHC Ltd.(a) 12,763 120,866
Sweetgreen, Inc., Class A*(a) 8,454 51,908
Target Hospitality Corp.* 2,910 20,050
United Parks & Resorts, Inc.* 2,247 84,600
Xponential Fitness, Inc., Class
A*(a) 1,887 14,983
4,004,893
Household Durables 1 .6%
Bassett Furniture Industries,
Inc. 611 9,654
Beazer Homes USA, Inc.* 2,238 48,274
Cavco Industries, Inc.* 638 313,909
Century Communities, Inc.(a) 2,148 135,281
Champion Homes, Inc.* 4,636 363,370
Cricut, Inc., Class A 3,481 15,560
Dream Finders Homes, Inc.,
Class A*(a) 2,295 42,205
Ethan Allen Interiors, Inc. 1,831 41,985
Flexsteel Industries, Inc. 370 14,811
Green Brick Partners, Inc.* 2,475 171,740
Hamilton Beach Brands
Holding Co., Class A 726 13,859
Helen of Troy Ltd.* 1,951 32,308
Hovnanian Enterprises, Inc.,
Class A* 388 43,708
Installed Building Products,
Inc.(a) 1,865 537,381
KB Home 5,102 293,569
La-Z-Boy, Inc. 3,470 126,343
Legacy Housing Corp.* 602 12,491
Leggett & Platt, Inc. 10,979 128,125
LGI Homes, Inc.* 1,644 82,381
Lovesac Co. (The)*(a) 880 11,721
M/I Homes, Inc.* 2,116 282,909
Meritage Homes Corp. 5,688 395,373
Sonos, Inc.* 9,825 140,989

Nationwide Small Cap Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Household Durables
Taylor Morrison Home Corp.,
Class A* 7,825 476,934
Traeger, Inc.* 3,767 4,144
Tri Pointe Homes, Inc.* 6,737 224,679
3,963,703
Household Products 0 .3%
Central Garden & Pet Co.* 707 23,918
Central Garden & Pet Co.,
Class A* 4,287 131,482
Energizer Holdings, Inc.(a) 5,019 109,565
Oil-Dri Corp. of America 804 48,682
Spectrum Brands Holdings,
Inc.(a) 1,863 118,692
WD-40 Co. 1,082 250,191
682,530
Independent Power and Renewable Electricity Producers
0 .3%
Hallador Energy Co.* 2,729 50,459
Montauk Renewables, Inc.* 5,920 10,301
Ormat Technologies, Inc.(a) 4,917 614,330
675,090
Industrial Conglomerates 0 .0%
†
Brookfield Business Corp.,
Class A 1,812 64,616
Industrial REITs 0 .4%
Industrial Logistics Properties
Trust 4,555 24,278
Innovative Industrial
Properties, Inc. 2,283 110,314
LXP Industrial Trust 4,762 235,957
One Liberty Properties, Inc. 1,527 32,907
Terreno Realty Corp. 8,342 513,367
916,823
Insurance 1 .8%
Abacus Global Management,
Inc.(a) 3,192 23,780
American Coastal Insurance
Corp. 1,957 21,625
American Integrity Insurance
Group, Inc.* 594 11,102
AMERISAFE, Inc. 1,512 56,866
Aspen Insurance Holdings
Ltd., Class A* 1,367 51,030
Ategrity Specialty Holdings
LLC* 340 6,055
Baldwin Insurance Group, Inc.
(The), Class A*(a) 5,726 125,514
Bowhead Specialty Holdings,
Inc.* 1,641 40,303
Citizens, Inc., Class A*(a) 3,897 21,628
CNO Financial Group, Inc. 8,001 336,442
Crawford & Co., Class A 1,135 12,315
Donegal Group, Inc., Class A 1,421 26,530
eHealth, Inc.* 2,613 7,395
Employers Holdings, Inc. 1,808 78,865
F&G Annuities & Life, Inc. 3,183 93,867
Fidelis Insurance Holdings Ltd. 4,613 87,832
Genworth Financial, Inc.,
Class A* 33,039 275,545
Common Stocks
Shares Value ($)
Insurance
GoHealth, Inc., Class A* 471 1,017
Goosehead Insurance, Inc.,
Class A*(a) 1,909 118,053
Greenlight Capital Re Ltd.,
Class A* 2,284 31,679
Hamilton Insurance Group
Ltd., Class B* 3,834 106,393
HCI Group, Inc. 910 144,390
Heritage Insurance Holdings,
Inc.* 2,019 52,635
Hippo Holdings, Inc.* 1,371 40,856
Horace Mann Educators Corp. 3,392 151,996
Investors Title Co. 131 33,984
James River Group Holdings,
Inc. 2,974 19,956
Kestrel Group Ltd. 163 1,935
Kingstone Cos., Inc.(a) 1,002 15,481
Kingsway Financial Services,
Inc.*(a) 1,589 21,324
Lemonade, Inc.*(a) 4,953 429,574
MBIA, Inc.* 3,927 25,133
Mercury General Corp. 2,183 191,209
NI Holdings, Inc.* 413 5,625
Octave Specialty Group, Inc.* 4,156 23,564
Oscar Health, Inc., Class A*(a) 16,223 232,800
Palomar Holdings, Inc.* 2,141 264,606
ProAssurance Corp.* 4,198 101,676
Root, Inc., Class A* 1,058 65,734
Safety Insurance Group, Inc. 1,233 97,037
Selective Insurance Group,
Inc. 4,991 419,643
Selectquote, Inc.* 11,403 16,192
SiriusPoint Ltd.* 5,959 121,623
Skyward Specialty Insurance
Group, Inc.* 2,872 128,149
Slide Insurance Holdings,
Inc.*(a) 2,523 43,471
Stewart Information Services
Corp. 2,312 155,898
Tiptree, Inc., Class A 1,905 34,061
Trupanion, Inc.* 2,929 93,699
United Fire Group, Inc. 1,705 61,278
Universal Insurance Holdings,
Inc. 2,126 64,737
4,592,102
Interactive Media & Services 0 .4%
Angi, Inc., Class A*(a) 2,830 36,733
Arena Group Holdings, Inc.
(The)*(a) 1,109 4,314
Bumble, Inc., Class A*(a) 5,683 19,038
Cargurus, Inc., Class A* 6,605 214,002
Cars.com, Inc.*(a) 4,638 52,688
EverQuote, Inc., Class A* 2,386 54,162
fuboTV, Inc.*(a) 26,252 58,542
Getty Images Holdings,
Inc.*(a) 9,139 11,972
Grindr, Inc.*(a) 2,438 27,598
MediaAlpha, Inc., Class A* 2,756 28,194
Nextdoor Holdings, Inc.* 16,313 31,974
QuinStreet, Inc.* 4,417 58,702
Rumble, Inc.*(a) 8,840 50,300

90 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Interactive Media & Services
Shutterstock, Inc. 2,059 40,871
Teads Holding Co.*(a) 3,745 2,521
Travelzoo* 553 3,235
TripAdvisor, Inc.*(a) 9,345 124,195
Webtoon Entertainment,
Inc.*(a) 1,442 17,434
Yelp, Inc., Class A* 4,837 132,437
Ziff Davis, Inc.* 3,424 130,865
ZipRecruiter, Inc., Class A* 5,931 14,590
1,114,367
IT Services 0 .7%
Applied Digital Corp.*(a) 19,328 654,833
ASGN, Inc.* 3,369 175,491
Backblaze, Inc., Class A* 4,817 21,917
BigBear.ai Holdings, Inc.*(a) 34,899 175,891
Commerce.com, Inc., Series
1* 5,753 17,949
Crexendo, Inc.* 1,241 8,687
CSP, Inc. 592 6,761
DigitalOcean Holdings, Inc.*(a) 5,577 308,129
Fastly, Inc., Class A* 11,458 105,986
Grid Dynamics Holdings, Inc.* 5,236 43,302
Hackett Group, Inc. (The) 1,848 33,726
Information Services Group,
Inc. 2,880 16,042
Rackspace Technology,
Inc.*(a) 6,105 3,734
TSS, Inc.* 1,606 16,381
Tucows, Inc., Class A* 629 13,976
Unisys Corp.* 5,312 13,971
VTEX, Class A*(a) 5,035 15,810
Whitefiber, Inc.*(a) 894 17,442
1,650,028
Leisure Products 0 .4%
Acushnet Holdings Corp.(a) 2,250 218,115
American Outdoor Brands,
Inc.*(a) 1,035 9,377
Callaway Golf Co.* 10,706 153,631
Clarus Corp. 2,036 7,798
Escalade, Inc.(a) 942 13,697
Funko, Inc., Class A* 4,169 16,926
JAKKS Pacific, Inc. 684 12,497
Johnson Outdoors, Inc., Class
A 496 22,513
Latham Group, Inc.* 3,682 23,160
Malibu Boats, Inc., Class A*(a) 1,566 50,895
Marine Products Corp.(a) 694 6,704
MasterCraft Boat Holdings,
Inc.* 1,237 26,632
Peloton Interactive, Inc., Class
A*(a) 31,788 177,695
Polaris, Inc.(a) 4,290 273,873
Smith & Wesson Brands, Inc. 3,565 38,930
Sturm Ruger & Co., Inc. 1,169 42,891
1,095,334
Life Sciences Tools & Services 0 .5%
10X Genomics, Inc., Class A* 8,798 177,720
Adaptive Biotechnologies
Corp.* 12,224 226,144
Alpha Teknova, Inc.* 1,234 2,986
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Azenta, Inc.* 3,376 131,259
BioLife Solutions, Inc.* 3,188 69,499
Codexis, Inc.* 6,619 8,208
CryoPort, Inc.* 3,777 35,919
Cytek Biosciences, Inc.* 9,764 48,820
Fortrea Holdings, Inc.* 7,380 124,058
Ginkgo Bioworks Holdings,
Inc.* 3,435 30,812
Lifecore Biomedical, Inc.*(a) 1,767 15,355
Maravai LifeSciences
Holdings, Inc., Class A* 8,431 28,328
MaxCyte, Inc.* 9,573 8,681
Mesa Laboratories, Inc. 462 36,387
Niagen Bioscience, Inc.* 4,492 26,907
OmniAb, Inc.* 7,732 14,072
Pacific Biosciences of
California, Inc.*(a) 23,268 52,586
Personalis, Inc.*(a) 3,738 35,025
Quanterix Corp.* 3,110 19,717
Quantum-Si, Inc.*(a) 12,492 14,116
Standard BioTools, Inc.*(a) 24,356 34,098
1,140,697
Machinery 3 .9%
3D Systems Corp.* 11,562 25,899
Aebi Schmidt Holding AG 2,892 42,339
AirJoule Technologies
Corp.*(a) 1,755 5,651
Alamo Group, Inc. 829 161,912
Albany International Corp.,
Class A 2,361 131,012
Alliance Laundry Holdings,
Inc.* 3,485 76,949
Astec Industries, Inc. 1,818 88,573
Atmus Filtration Technologies,
Inc. 6,836 396,283
Blue Bird Corp.* 2,533 127,435
CECO Environmental Corp.* 2,368 159,674
Chart Industries, Inc.* 3,673 761,560
Columbus McKinnon Corp. 2,433 51,288
Douglas Dynamics, Inc. 1,725 64,998
Eastern Co. (The) 452 8,452
Energy Recovery, Inc.* 4,182 61,015
Enerpac Tool Group Corp.,
Class A 4,343 175,283
Enpro, Inc. 1,721 410,940
ESCO Technologies, Inc. 2,093 477,560
Federal Signal Corp. 4,829 521,967
Franklin Electric Co., Inc. 3,189 317,688
Gencor Industries, Inc.* 997 14,297
Gorman-Rupp Co. (The) 1,635 89,091
Graham Corp.* 796 55,656
Greenbrier Cos., Inc. (The)(a) 2,426 122,319
Helios Technologies, Inc. 2,659 172,250
Hillenbrand, Inc. 5,641 180,004
Hillman Solutions Corp.* 16,679 156,282
Hyster-Yale, Inc. 1,059 35,424
JBT Marel Corp. 4,248 668,253
Kadant, Inc.(a) 947 304,025
Kennametal, Inc. 6,117 210,364
L B Foster Co., Class A* 825 24,791
Lindsay Corp. 892 111,741

Nationwide Small Cap Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Machinery
Luxfer Holdings plc 2,098 31,764
Manitowoc Co., Inc. (The)* 2,590 33,463
Mayville Engineering Co., Inc.* 1,045 20,482
Microvast Holdings, Inc.* 15,486 40,573
Miller Industries, Inc. 909 37,242
Mueller Water Products, Inc.,
Class A 12,712 344,114
Omega Flex, Inc.(a) 351 11,580
Palladyne AI Corp.*(a) 2,645 17,245
Park-Ohio Holdings Corp. 794 17,913
Proto Labs, Inc.* 1,942 102,246
REV Group, Inc. 3,911 249,913
Richtech Robotics, Inc., Class
B*(a) 12,305 44,052
SPX Technologies, Inc.* 3,915 815,925
Standex International Corp.(a) 968 232,320
Tennant Co.(a) 1,450 110,331
Terex Corp. 5,337 304,209
Titan International, Inc.* 4,014 38,294
Trinity Industries, Inc. 6,433 184,884
Wabash National Corp. 2,910 29,478
Watts Water Technologies,
Inc., Class A 2,233 668,359
Worthington Enterprises, Inc. 2,502 139,036
9,684,398
Marine Transportation 0 .2%
Costamare Bulkers Holdings
Ltd.* 696 11,505
Costamare, Inc. 3,926 65,878
Genco Shipping & Trading Ltd. 2,694 56,305
Himalaya Shipping Ltd. 2,040 22,154
Matson, Inc. 2,583 414,055
Pangaea Logistics Solutions
Ltd.(a) 2,586 21,929
Safe Bulkers, Inc. 3,986 22,760
614,586
Media 0 .9%
Advantage Solutions, Inc.*(a) 6,038 6,521
AMC Networks, Inc., Class
A*(a) 2,690 20,740
Boston Omaha Corp., Class
A*(a) 1,817 22,186
Cable One, Inc. 392 31,748
EchoStar Corp., Class A*(a) 10,996 1,244,967
Emerald Holding, Inc. 1,555 7,837
Entravision Communications
Corp., Class A 5,926 17,837
EW Scripps Co. (The), Class
A*(a) 4,952 16,589
Gambling.com Group Ltd.*(a) 1,339 6,387
Gray Media, Inc. 7,472 33,699
Ibotta, Inc., Class A* 1,152 23,800
iHeartMedia, Inc., Class A* 9,650 31,266
John Wiley & Sons, Inc., Class
A 3,222 100,623
Magnite, Inc.* 11,236 162,585
National CineMedia, Inc.(a) 5,015 18,104
Newsmax, Inc., Class B*(a) 3,767 25,992
Nexxen International Ltd.*(a) 3,325 20,549
Optimum Communications,
Inc., Class A*(a) 22,939 35,097
Common Stocks
Shares Value ($)
Media
PubMatic, Inc., Class A* 3,077 22,339
Scholastic Corp.(a) 1,739 60,813
Sinclair, Inc.(a) 3,001 43,545
Stagwell, Inc., Class A* 8,848 53,176
TechTarget, Inc.* 2,014 10,553
TEGNA, Inc. 13,142 251,801
Thryv Holdings, Inc.*(a) 3,003 14,444
USA TODAY Co., Inc.* 12,081 71,520
2,354,718
Metals & Mining 2 .5%
Alpha Metallurgical Resources,
Inc.* 941 197,422
American Battery Technology
Co.*(a) 9,073 36,655
Caledonia Mining Corp. plc(a) 1,279 35,096
Century Aluminum Co.* 4,389 198,953
Coeur Mining, Inc.*(a) 51,902 1,060,877
Commercial Metals Co. 9,092 698,902
Compass Minerals
International, Inc.* 2,800 69,944
Constellium SE, Class A* 11,368 255,439
Contango ORE, Inc.*(a) 962 27,273
Critical Metals Corp.*(a) 3,640 47,939
Dakota Gold Corp.*(a) 7,613 45,602
Ferroglobe plc 9,425 44,769
Friedman Industries, Inc.(a) 524 10,286
Hecla Mining Co.(a) 51,522 1,160,275
Idaho Strategic Resources,
Inc.*(a) 1,105 39,846
Ivanhoe Electric, Inc.*(a) 8,554 146,188
Kaiser Aluminum Corp. 1,294 158,670
Lifezone Metals Ltd.* 1,866 9,871
Materion Corp.(a) 1,713 236,874
Metallus, Inc.* 2,746 54,783
NioCorp Developments Ltd.* 8,620 50,858
Novagold Resources, Inc.* 24,456 213,501
Olympic Steel, Inc. 877 42,175
Perpetua Resources Corp.* 6,846 182,240
Ramaco Resources, Inc.,
Class A*(a) 3,329 64,949
Ryerson Holding Corp.(a) 2,091 59,008
SSR Mining, Inc.* 16,673 380,644
SunCoke Energy, Inc. 7,278 57,205
Tredegar Corp.* 2,499 21,366
United States Antimony Corp.* 9,600 70,368
US Gold Corp.*(a) 989 17,149
USA Rare Earth, Inc.*(a) 7,081 158,756
Vox Royalty Corp. 4,762 25,096
Warrior Met Coal, Inc. 4,192 374,346
Worthington Steel, Inc. 2,609 104,960
6,358,285
Mortgage Real Estate Investment Trusts (REITs) 0 .8%
ACRES Commercial Realty
Corp.* 539 10,322
Adamas Trust, Inc. 6,630 53,040
Angel Oak Mortgage REIT, Inc. 1,198 10,746
Apollo Commercial Real
Estate Finance, Inc. 11,562 124,985
Arbor Realty Trust, Inc. 15,526 119,550
Ares Commercial Real Estate
Corp. 4,706 24,518

92 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
ARMOUR Residential REIT,
Inc. 9,046 157,400
Blackstone Mortgage Trust,
Inc., Class A 12,736 245,168
BrightSpire Capital, Inc., Class
A 10,579 63,262
Chicago Atlantic Real Estate
Finance, Inc. 1,674 20,758
Chimera Investment Corp. 6,405 79,102
Claros Mortgage Trust, Inc.* 7,648 20,956
Dynex Capital, Inc. 12,317 170,960
Ellington Financial, Inc. 8,193 105,280
Franklin BSP Realty Trust, Inc. 6,853 70,312
Invesco Mortgage Capital, Inc. 5,915 50,810
KKR Real Estate Finance
Trust, Inc. 4,844 40,108
Ladder Capital Corp., Class A 9,074 99,542
Lument Finance Trust, Inc. 3,325 4,455
MFA Financial, Inc. 8,189 78,942
Nexpoint Real Estate Finance,
Inc. 595 8,788
Orchid Island Capital, Inc. 11,862 92,524
PennyMac Mortgage
Investment Trust 7,621 90,156
Ready Capital Corp. 11,124 23,694
Redwood Trust, Inc. 9,995 54,773
Rithm Property Trust, Inc. 602 9,915
Seven Hills Realty Trust 1,777 15,318
Sunrise Realty Trust, Inc. 773 7,266
TPG Mortgage Investment
Trust, Inc. 2,700 23,220
TPG RE Finance Trust, Inc. 5,384 48,618
Two Harbors Investment Corp. 8,736 100,202
2,024,690
Multi-Utilities 0 .5%
Avista Corp. 6,552 270,532
Black Hills Corp. 5,916 431,750
Northwestern Energy Group,
Inc. 5,062 343,507
Unitil Corp. 1,359 69,187
1,114,976
Office REITs 0 .5%
Brandywine Realty Trust 14,522 41,097
COPT Defense Properties 9,129 281,265
Douglas Emmett, Inc. 11,329 119,634
Easterly Government
Properties, Inc., Class A 3,510 82,099
Empire State Realty Trust,
Inc., Class A 11,903 78,917
Franklin Street Properties
Corp. 8,093 6,798
Hudson Pacific Properties,
Inc.* 4,412 38,031
JBG SMITH Properties 4,784 80,563
NET Lease Office Properties 1,114 21,734
Peakstone Realty Trust 3,151 49,219
Piedmont Realty Trust, Inc.,
Class A 10,716 90,229
Postal Realty Trust, Inc., Class
A 2,023 36,879
Common Stocks
Shares Value ($)
Office REITs
SL Green Realty Corp. 5,841 261,560
1,188,025
Oil, Gas & Consumable Fuels 3 .4%
Ardmore Shipping Corp. 3,173 40,995
BKV Corp.* 1,782 53,014
California Resources Corp. 6,098 326,243
Calumet, Inc.*(a) 5,627 126,101
Centrus Energy Corp., Class
A*(a) 1,381 384,305
Clean Energy Fuels Corp.* 13,617 29,957
CNX Resources Corp.*(a) 10,672 414,074
Comstock Resources, Inc.*(a) 6,081 148,072
Core Natural Resources, Inc. 4,178 398,498
Crescent Energy Co., Class
A(a) 18,807 183,744
CVR Energy, Inc.* 2,614 59,442
Delek US Holdings, Inc. 4,905 144,747
DHT Holdings, Inc. 10,543 151,081
Diversified Energy Co. 4,839 64,794
Dorian LPG Ltd. 2,918 86,169
Empire Petroleum Corp.*(a) 1,204 3,636
Encore Energy Corp.*(a) 14,810 47,096
Energy Fuels, Inc.*(a) 18,671 418,977
Epsilon Energy Ltd. 1,412 7,046
Evolution Petroleum Corp. 2,985 11,761
Excelerate Energy, Inc., Class
A(a) 2,062 77,016
FLEX LNG Ltd. 2,475 66,082
FutureFuel Corp. 2,157 7,097
Gevo, Inc.*(a) 20,036 39,271
Golar LNG Ltd. 8,020 325,532
Granite Ridge Resources, Inc. 4,633 23,258
Green Plains, Inc.*(a) 5,212 59,730
Gulfport Energy Corp.* 1,292 263,788
HighPeak Energy, Inc.(a) 1,512 6,880
Infinity Natural Resources,
Inc., Class A*(a) 1,272 20,199
International Seaways, Inc. 3,285 195,950
Kinetik Holdings, Inc., Class
A(a) 3,498 143,103
Kolibri Global Energy, Inc.* 3,108 12,525
Kosmos Energy Ltd.* 39,786 62,862
Lightbridge Corp.*(a) 2,194 33,755
Magnolia Oil & Gas Corp.,
Class A(a) 14,558 371,375
Murphy Oil Corp.(a) 11,108 334,240
NACCO Industries, Inc., Class
A 266 13,095
Navigator Holdings Ltd.(a) 2,367 43,861
New Fortress Energy, Inc.*(a) 15,030 19,990
NextDecade Corp.*(a) 11,081 58,618
NextNRG, Inc.*(a) 2,209 2,054
Nordic American Tankers Ltd.
(a) 16,177 67,296
Northern Oil & Gas, Inc.(a) 7,695 192,375
OPAL Fuels, Inc., Class A* 2,431 5,616
Par Pacific Holdings, Inc.*(a) 4,087 154,243
PBF Energy, Inc., Class A 6,888 230,472
Peabody Energy Corp.(a) 10,004 352,741
Prairie Operating Co.*(a) 1,988 3,638

Nationwide Small Cap Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
PrimeEnergy Resources
Corp.* 22 4,028
REX American Resources
Corp.* 2,303 77,864
Riley Exploration Permian, Inc. 1,050 29,452
Sable Offshore Corp.* 6,325 61,226
SandRidge Energy, Inc.(a) 2,887 45,759
Scorpio Tankers, Inc. 3,684 234,376
SFL Corp. Ltd. 9,564 84,737
SM Energy Co. 19,983 389,069
Summit Midstream Corp.* 843 24,203
Talos Energy, Inc.*(a) 10,640 126,829
Teekay Corp. Ltd. 4,309 44,081
Teekay Tankers Ltd., Class A 1,986 128,137
Uranium Energy Corp.*(a) 38,759 668,205
VAALCO Energy, Inc. 8,787 45,165
Vitesse Energy, Inc.(a) 2,205 46,217
W&T Offshore, Inc.(a) 9,007 19,545
World Kinect Corp.(a) 4,530 121,902
XCF Global, Inc., Class A* 5,476 1,207
8,438,416
Paper & Forest Products 0 .1%
Clearwater Paper Corp.*(a) 1,209 20,336
Magnera Corp.* 2,446 31,969
Sylvamo Corp. 2,898 141,828
194,133
Passenger Airlines 0 .4%
Allegiant Travel Co.* 1,200 106,356
Frontier Group Holdings,
Inc.*(a) 7,453 34,582
JetBlue Airways Corp.*(a) 23,764 115,731
Joby Aviation, Inc.*(a) 39,768 420,348
SkyWest, Inc.* 3,303 318,805
Sun Country Airlines Holdings,
Inc.* 4,023 70,563
1,066,385
Personal Care Products 0 .2%
Beauty Health Co. (The)* 10,532 15,798
Edgewell Personal Care Co. 3,741 72,800
FitLife Brands, Inc.* 378 6,010
Herbalife Ltd.*(a) 8,408 144,954
Honest Co., Inc. (The)*(a) 6,899 17,040
Interparfums, Inc. 1,440 140,501
Lifevantage Corp.(a) 924 4,897
Medifast, Inc.*(a) 929 10,628
Nature's Sunshine Products,
Inc.* 1,539 38,813
Nu Skin Enterprises, Inc.,
Class A 3,934 41,740
Olaplex Holdings, Inc.* 12,671 20,020
USANA Health Sciences, Inc.* 844 18,315
Waldencast plc, Class A*(a) 6,938 12,558
544,074
Pharmaceuticals 2 .4%
Aardvark Therapeutics,
Inc.*(a) 1,013 13,159
Aclaris Therapeutics, Inc.*(a) 7,915 27,782
Alumis, Inc.* 4,531 111,055
Amneal Pharmaceuticals, Inc.* 12,190 166,759
Common Stocks
Shares Value ($)
Pharmaceuticals
Amphastar Pharmaceuticals,
Inc.* 2,875 76,159
Amylyx Pharmaceuticals, Inc.* 7,164 102,374
ANI Pharmaceuticals, Inc.*(a) 1,492 122,120
Aquestive Therapeutics,
Inc.*(a) 8,377 24,712
Arvinas, Inc.* 5,056 67,649
Atea Pharmaceuticals, Inc.* 5,199 22,044
Avadel Pharmaceuticals plc,
ADR* 7,281 156,906
Axsome Therapeutics, Inc.* 3,326 612,815
BioAge Labs, Inc.*(a) 1,790 33,992
Biote Corp., Class A*(a) 2,391 4,997
Collegium Pharmaceutical,
Inc.* 2,590 118,933
CorMedix, Inc.*(a) 5,921 45,947
Crinetics Pharmaceuticals,
Inc.* 7,849 391,979
Definium Therapeutics, Inc.* 7,591 128,136
Edgewise Therapeutics,
Inc.*(a) 5,556 156,401
Enliven Therapeutics, Inc.* 3,301 87,311
Esperion Therapeutics, Inc.*(a) 19,238 65,217
Eton Pharmaceuticals, Inc.*(a) 2,248 33,742
Evolus, Inc.* 4,135 19,393
EyePoint, Inc.*(a) 6,062 81,958
Fulcrum Therapeutics, Inc.*(a) 3,480 37,340
Harmony Biosciences
Holdings, Inc.*(a) 3,469 126,688
Harrow, Inc.*(a) 2,682 109,801
Indivior Pharmaceuticals, Inc.* 9,857 348,741
Innoviva, Inc.* 5,122 102,440
Journey Medical Corp.* 1,020 8,527
LB Pharmaceuticals, Inc.*(a) 1,535 32,926
LENZ Therapeutics, Inc.*(a) 1,342 21,230
Ligand Pharmaceuticals, Inc.* 1,554 298,523
Liquidia Corp.*(a) 5,169 219,114
Maze Therapeutics, Inc.*(a) 1,783 77,703
MBX Biosciences, Inc.*(a) 2,296 84,608
MediWound Ltd.*(a) 728 13,199
Nuvation Bio, Inc.* 19,437 101,850
Ocular Therapeutix, Inc.* 15,373 140,509
Omeros Corp.*(a) 5,578 65,207
Pacira BioSciences, Inc.*(a) 3,564 73,205
Phathom Pharmaceuticals,
Inc.*(a) 3,204 43,799
Phibro Animal Health Corp.,
Class A 1,704 68,416
Prestige Consumer
Healthcare, Inc.* 3,965 255,624
Rapport Therapeutics, Inc.* 2,291 60,963
Septerna, Inc.*(a) 1,891 44,136
SIGA Technologies, Inc.(a) 3,364 22,539
Supernus Pharmaceuticals,
Inc.* 4,443 213,975
Tarsus Pharmaceuticals, Inc.* 3,237 208,916
Terns Pharmaceuticals, Inc.* 7,100 245,660
Theravance Biopharma, Inc.* 3,087 58,468
Third Harmonic Bio, Inc.*∞ 1,819 0
Trevi Therapeutics, Inc.*(a) 7,228 75,677
Tvardi Therapeutics, Inc.* 296 1,175
WaVe Life Sciences Ltd.* 9,325 120,665

94 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Xeris Biopharma Holdings,
Inc.* 12,615 92,846
Zevra Therapeutics, Inc.* 4,521 40,689
6,086,699
Professional Services 1 .7%
Alight, Inc., Class A 36,031 55,127
Asure Software, Inc.*(a) 1,830 17,605
Barrett Business Services, Inc. 2,043 77,634
BlackSky Technology, Inc.*(a) 2,523 55,683
CBIZ, Inc.* 4,163 163,814
Conduent, Inc.* 14,190 19,724
CRA International, Inc. 509 96,170
CSG Systems International,
Inc. 2,264 180,554
Exponent, Inc. 4,072 292,655
Falcon's Beyond Global, Inc.,
Class A*(a) 1,119 6,680
First Advantage Corp.*(a) 6,495 87,682
Forrester Research, Inc.* 1,137 9,221
Franklin Covey Co.*(a) 949 19,331
HireQuest, Inc. 507 5,694
Huron Consulting Group, Inc.* 1,411 238,459
IBEX Holdings Ltd.*(a) 798 29,686
ICF International, Inc. 1,477 137,730
Innodata, Inc.* 2,563 142,093
Insperity, Inc. 2,864 122,379
Kelly Services, Inc., Class A 2,361 25,475
Kforce, Inc. 1,398 49,391
Korn Ferry 4,312 299,555
Legalzoom.com, Inc.*(a) 10,716 95,265
Maximus, Inc. 4,549 429,608
Mistras Group, Inc.* 1,136 16,063
Planet Labs PBC*(a) 19,317 482,345
RCM Technologies, Inc.* 412 8,574
Resolute Holdings
Management, Inc.*(a) 348 70,978
Resources Connection, Inc. 2,989 13,540
Skillsoft Corp.*(a) 439 3,973
Spire Global, Inc.* 1,945 22,270
TIC Solutions, Inc.*(a) 16,009 161,691
TriNet Group, Inc. 2,416 147,956
TrueBlue, Inc.* 2,364 12,671
TTEC Holdings, Inc.* 1,924 6,138
Upwork, Inc.*(a) 10,026 200,821
Verra Mobility Corp., Class A* 13,168 254,142
Willdan Group, Inc.* 1,156 145,887
4,204,264
Real Estate Management & Development 0 .7%
American Realty Investors,
Inc.*(a) 278 4,790
Compass, Inc., Class A* 52,405 656,111
Cushman & Wakefield Ltd.* 14,864 244,364
Douglas Elliman, Inc.* 6,515 17,590
eXp World Holdings, Inc.(a) 6,932 62,665
Forestar Group, Inc.* 1,511 39,316
FRP Holdings, Inc.* 1,036 24,771
Kennedy-Wilson Holdings, Inc. 9,971 98,214
Marcus & Millichap, Inc. 1,839 50,021
Maui Land & Pineapple Co.,
Inc.* 714 12,231
Newmark Group, Inc., Class A 11,950 213,069
Common Stocks
Shares Value ($)
Real Estate Management & Development
RE/MAX Holdings, Inc., Class
A* 1,632 12,697
Real Brokerage, Inc. (The)* 10,697 37,867
RMR Group, Inc. (The), Class
A(a) 1,446 21,907
Seaport Entertainment Group,
Inc.*(a) 619 11,693
St Joe Co. (The) 3,166 209,558
Stratus Properties, Inc.* 455 13,500
Tejon Ranch Co.* 1,569 25,245
Transcontinental Realty
Investors, Inc.* 160 8,515
1,764,124
Residential REITs 0 .3%
Apartment Investment and
Management Co., Class A 10,692 62,869
BRT Apartments Corp. 1,127 16,556
Centerspace 1,366 87,793
Clipper Realty, Inc. 1,519 5,301
Independence Realty Trust,
Inc. 19,616 327,587
NexPoint Residential Trust,
Inc. 1,711 51,706
UMH Properties, Inc. 6,479 101,267
Veris Residential, Inc. 5,892 89,500
742,579
Retail REITs 1 .1%
Acadia Realty Trust 10,610 212,306
Alexander's, Inc. 192 47,021
CBL & Associates Properties,
Inc. 1,456 52,125
Curbline Properties Corp. 7,902 191,623
FrontView REIT, Inc. 1,768 29,013
Getty Realty Corp. 4,156 124,098
InvenTrust Properties Corp. 6,399 188,067
Kite Realty Group Trust 17,788 417,840
Macerich Co. (The) 20,716 392,154
NETSTREIT Corp. 6,775 127,641
Phillips Edison & Co., Inc. 10,337 374,509
Saul Centers, Inc. 1,101 34,935
SITE Centers Corp. 4,517 27,644
Tanger, Inc. 9,249 302,627
Urban Edge Properties 10,246 199,080
Whitestone REIT 3,761 53,557
2,774,240
Semiconductors & Semiconductor Equipment 3 .4%
ACM Research, Inc., Class A* 4,121 239,513
Aehr Test Systems* 2,448 62,767
Aeluma, Inc.* 1,266 19,990
Alpha & Omega
Semiconductor Ltd.* 2,012 44,465
Ambarella, Inc.* 3,308 211,844
Ambiq Micro, Inc.* 367 11,153
Atomera, Inc.*(a) 2,562 7,507
Axcelis Technologies, Inc.*(a) 2,508 220,880
Blaize Holdings, Inc.*(a) 6,019 8,186
CEVA, Inc.* 2,013 42,454
Cohu, Inc.* 3,633 103,686
Credo Technology Group
Holding Ltd.* 12,445 1,559,110

Nationwide Small Cap Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Diodes, Inc.* 3,690 218,411
FormFactor, Inc.* 6,347 447,400
Ichor Holdings Ltd.* 2,859 86,742
Impinj, Inc.*(a) 2,168 299,401
indie Semiconductor, Inc.,
Class A*(a) 15,494 63,525
Kopin Corp.* 15,893 40,527
Kulicke & Soffa Industries, Inc. 4,092 234,594
MaxLinear, Inc., Class A* 6,517 113,070
Navitas Semiconductor Corp.,
Class A* 12,867 110,399
NVE Corp. 344 23,217
PDF Solutions, Inc.*(a) 2,674 85,167
Penguin Solutions, Inc.*(a) 4,131 79,357
Photronics, Inc.* 4,592 158,745
Power Integrations, Inc.(a) 4,577 210,267
Rambus, Inc.* 8,747 995,671
Rigetti Computing, Inc.* 25,697 466,915
Semtech Corp.* 7,103 566,464
Silicon Laboratories, Inc.* 2,678 381,481
SiTime Corp.* 1,749 635,079
SkyWater Technology, Inc.* 2,530 80,100
Synaptics, Inc.* 3,186 262,877
Ultra Clean Holdings, Inc.* 3,686 161,004
Veeco Instruments, Inc.*(a) 4,754 148,467
8,400,435
Software 5 .0%
8x8, Inc.* 10,793 17,916
A10 Networks, Inc. 5,830 101,675
ACI Worldwide, Inc.* 8,525 369,644
Adeia, Inc. 8,647 156,424
Agilysys, Inc.* 2,082 180,613
Airship AI Holdings, Inc.*(a) 1,445 4,494
Alarm.com Holdings, Inc.*(a) 3,812 185,949
Alkami Technology, Inc.*(a) 5,756 121,970
Amplitude, Inc., Class A* 7,655 70,196
Appian Corp., Class A* 3,388 94,525
Arteris, Inc.* 2,531 37,990
Asana, Inc., Class A*(a) 7,215 73,954
AudioEye, Inc.* 657 6,189
AvePoint, Inc.* 11,782 137,025
Bit Digital, Inc.*(a) 26,552 53,901
Bitdeer Technologies Group,
Class A*(a) 8,049 104,959
Blackbaud, Inc.* 3,058 164,215
BlackLine, Inc.* 4,180 194,245
Blend Labs, Inc., Class A*(a) 16,903 40,229
Box, Inc., Class A* 11,253 285,264
Braze, Inc., Class A* 6,880 143,242
C3.ai, Inc., Class A*(a) 10,229 112,621
Cerence, Inc.*(a) 3,569 40,437
Chaince Digital Holdings,
Inc.*(a) 2,807 16,112
Cipher Mining, Inc.*(a) 26,119 416,859
Cleanspark, Inc.*(a) 22,330 264,387
Clear Secure, Inc., Class A 7,185 234,375
Clearwater Analytics Holdings,
Inc., Class A* 22,723 547,397
Commvault Systems, Inc.* 3,679 315,290
Consensus Cloud Solutions,
Inc.* 1,633 34,881
Common Stocks
Shares Value ($)
Software
Core Scientific, Inc.* 23,715 426,633
CS Disco, Inc.* 2,032 12,700
Daily Journal Corp.*(a) 109 63,914
Digimarc Corp.*(a) 1,261 7,730
Digital Turbine, Inc.* 9,046 47,220
Domo, Inc., Class B*(a) 2,626 15,415
D-Wave Quantum, Inc.*(a) 26,915 571,136
eGain Corp.*(a) 1,327 13,628
EverCommerce, Inc.* 1,031 12,424
Expensify, Inc., Class A* 5,224 7,575
Five9, Inc.* 6,088 107,514
Freshworks, Inc., Class A* 16,816 181,276
Hut 8 Corp.* 7,807 435,865
I3 Verticals, Inc., Class A*(a) 1,962 43,576
Intapp, Inc.* 4,569 155,118
InterDigital, Inc.(a) 2,106 687,483
Kaltura, Inc.* 7,855 12,804
Life360, Inc.* 1,651 94,586
LiveRamp Holdings, Inc.* 5,185 126,255
MARA Holdings, Inc.*(a) 30,475 289,513
Mitek Systems, Inc.* 3,799 38,066
N-able, Inc.* 5,971 36,244
NCR Voyix Corp.* 11,528 114,358
NextNav, Inc.*(a) 7,844 112,640
ON24, Inc.* 3,230 25,743
OneSpan, Inc. 2,653 31,252
Ooma, Inc.* 2,215 26,026
Pagaya Technologies Ltd.,
Class A*(a) 4,172 80,895
PagerDuty, Inc.* 7,343 77,836
PAR Technology Corp.* 3,189 83,584
Porch Group, Inc.* 6,737 53,155
Progress Software Corp.* 3,584 146,657
Q2 Holdings, Inc.* 5,123 313,784
Qualys, Inc.* 2,992 394,645
Rapid7, Inc.* 5,156 61,460
Red Violet, Inc.*(a) 907 41,250
ReposiTrak, Inc. 1,047 11,119
Rezolve AI plc*(a) 15,169 39,136
Rimini Street, Inc.* 4,202 14,497
Riot Platforms, Inc.*(a) 28,474 440,493
SEMrush Holdings, Inc., Class
A* 4,044 48,083
Silvaco Group, Inc.* 1,252 5,609
SoundHound AI, Inc., Class
A*(a) 30,782 260,416
SoundThinking, Inc.* 841 5,870
Sprinklr, Inc., Class A* 9,154 58,403
Sprout Social, Inc., Class A* 4,076 36,888
SPS Commerce, Inc.* 3,060 273,136
Synchronoss Technologies,
Inc.*(a) 1,083 9,530
Telos Corp.* 4,101 22,391
Tenable Holdings, Inc.* 9,632 212,482
Terawulf, Inc.*(a) 24,939 333,434
Varonis Systems, Inc., Class
B* 9,341 278,735
Vertex, Inc., Class A* 5,837 108,276
Via Transportation, Inc., Class
A* 822 19,112
Viant Technology, Inc., Class
A* 1,242 14,680

96 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
Weave Communications, Inc.* 5,137 33,390
WM Technology, Inc.* 7,278 5,625
Workiva, Inc., Class A* 4,134 318,401
Xperi, Inc.* 3,978 22,515
Yext, Inc.* 7,953 56,943
Zeta Global Holdings Corp.,
Class A*(a) 15,185 282,137
12,388,239
Specialized REITs 0 .3%
Farmland Partners, Inc. 3,383 39,277
Four Corners Property Trust,
Inc. 8,280 204,102
Gladstone Land Corp. 2,630 29,324
Outfront Media, Inc. 12,208 296,899
Safehold, Inc. 4,577 64,581
Smartstop Self Storage REIT,
Inc. 2,496 78,474
712,657
Specialty Retail 2 .1%
1-800-Flowers.com, Inc.,
Class A*(a) 2,125 9,180
Abercrombie & Fitch Co.,
Class A* 3,823 373,239
Academy Sports & Outdoors,
Inc. 5,431 298,759
Advance Auto Parts, Inc.(a) 4,883 234,433
American Eagle Outfitters, Inc. 13,148 306,480
America's Car-Mart, Inc.* 558 14,352
Arhaus, Inc., Class A* 4,178 42,532
Arko Corp.(a) 5,751 30,538
Asbury Automotive Group,
Inc.* 1,564 366,774
BARK, Inc.* 9,910 8,820
Barnes & Noble Education,
Inc.*(a) 1,302 11,653
Bed Bath & Beyond, Inc.*(a) 5,586 33,013
Boot Barn Holdings, Inc.* 2,475 441,738
Buckle, Inc. (The) 2,545 120,378
Build-A-Bear Workshop, Inc.
(a) 1,014 60,516
Caleres, Inc. 2,678 32,725
Camping World Holdings, Inc.,
Class A 4,920 64,895
Citi Trends, Inc.* 487 21,014
Designer Brands, Inc., Class
A(a) 3,410 21,619
Envela Corp.* 344 4,692
EVgo, Inc., Class A* 10,514 31,647
Genesco, Inc.* 867 25,082
Group 1 Automotive, Inc. 991 351,072
Haverty Furniture Cos., Inc. 914 23,142
J Jill, Inc. 431 6,728
Lands' End, Inc.* 787 13,977
MarineMax, Inc.* 1,687 45,600
Monro, Inc.(a) 2,583 48,354
National Vision Holdings, Inc.* 6,363 167,665
OneWater Marine, Inc., Class
A* 1,039 13,798
Outdoor Holding Co.* 8,211 13,384
Petco Health & Wellness Co.,
Inc., Class A* 5,865 15,777
Common Stocks
Shares Value ($)
Specialty Retail
RealReal, Inc. (The)*(a) 8,237 120,837
Revolve Group, Inc., Class A* 3,194 88,314
Sally Beauty Holdings, Inc.* 7,802 118,746
Shoe Carnival, Inc.(a) 1,571 29,943
Signet Jewelers Ltd.(a) 3,281 302,738
Sleep Number Corp.*(a) 1,336 15,551
Sonic Automotive, Inc., Class
A 1,188 71,232
Stitch Fix, Inc., Class A* 9,342 44,842
ThredUp, Inc., Class A* 8,828 44,846
Torrid Holdings, Inc.*(a) 1,398 1,608
Upbound Group, Inc. 4,274 80,779
Urban Outfitters, Inc.* 5,030 356,376
Victoria's Secret & Co.* 5,574 303,839
Warby Parker, Inc., Class A* 7,869 200,738
Winmark Corp. 241 108,616
Zumiez, Inc.* 1,093 26,899
5,169,480
Technology Hardware, Storage & Peripherals 0 .6%
Corsair Gaming, Inc.* 4,289 21,874
CPI Card Group, Inc.* 403 5,235
Diebold Nixdorf, Inc.* 1,989 137,261
Eastman Kodak Co.* 3,944 28,870
GPGI, Inc.* 4,642 109,412
Immersion Corp.(a) 1,832 12,311
IonQ, Inc.*(a) 27,420 1,096,252
Quantum Computing, Inc.*(a) 16,204 150,211
Turtle Beach Corp.* 1,441 17,234
Xerox Holdings Corp.(a) 9,925 21,736
1,600,396
Textiles, Apparel & Luxury Goods 0 .5%
Capri Holdings Ltd.* 9,243 208,615
Carter's, Inc.(a) 2,890 100,023
Ermenegildo Zegna NV(a) 4,751 41,286
Figs, Inc., Class A* 7,154 77,335
G-III Apparel Group Ltd. 2,927 85,907
Kontoor Brands, Inc. 4,522 270,099
Lakeland Industries, Inc.(a) 776 7,310
Movado Group, Inc. 1,414 32,239
Oxford Industries, Inc.(a) 1,053 38,803
Rocky Brands, Inc.(a) 643 20,698
Steven Madden Ltd. 5,778 253,539
Superior Group of Cos., Inc. 677 6,743
Wolverine World Wide, Inc. 6,785 120,230
1,262,827
Tobacco 0 .1%
Ispire Technology, Inc.* 1,515 5,575
Turning Point Brands, Inc. 1,418 171,791
Universal Corp. 1,966 111,256
288,622
Trading Companies & Distributors 1 .1%
Alta Equipment Group, Inc. 1,515 10,241
BlueLinx Holdings, Inc.* 615 42,779
Boise Cascade Co. 3,037 245,420
Custom Truck One Source,
Inc.* 4,656 29,426
Distribution Solutions Group,
Inc.*(a) 828 23,507
DNOW, Inc.* 14,993 227,744
DXP Enterprises, Inc.* 1,077 140,064

Nationwide Small Cap Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
Trading Companies & Distributors
EVI Industries, Inc. 449 11,539
GATX Corp. 2,923 531,723
Global Industrial Co. 1,246 38,078
Herc Holdings, Inc.(a) 2,679 384,008
Hudson Technologies, Inc.* 3,101 22,234
Karat Packaging, Inc. 869 21,265
McGrath RentCorp 1,973 220,364
NPK International, Inc.* 6,409 88,508
Rush Enterprises, Inc., Class A 4,988 320,180
Rush Enterprises, Inc., Class
B 732 43,195
Titan Machinery, Inc.* 1,612 26,227
Transcat, Inc.* 783 47,223
Willis Lease Finance Corp.(a) 238 43,383
Xometry, Inc., Class A*(a) 3,602 205,782
2,722,890
Transportation Infrastructure 0 .0%
†
Sky Harbour Group Corp.* 1,814 16,761
Water Utilities 0 .3%
American States Water Co. 3,096 225,884
Cadiz, Inc.*(a) 3,838 21,646
California Water Service
Group 4,814 215,186
Consolidated Water Co. Ltd.(a) 1,214 45,986
Global Water Resources, Inc. 791 6,858
H2O America 2,774 144,359
Middlesex Water Co. 1,495 78,308
Pure Cycle Corp.* 1,661 19,234
York Water Co. (The)(a) 1,187 39,860
797,321
Wireless Telecommunication Services 0 .2%
Gogo, Inc.* 6,041 27,728
Spok Holdings, Inc. 1,682 23,161
Telephone & Data Systems,
Inc. 8,088 365,012
415,901
Total Common Stocks
(cost $158,668,771) 247,157,861
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞ 1,489 0
Akero Therapeutics, Inc.,
CVR*∞ 5,687 0
Chinook Therapeutics, Inc.,
CVR*^∞ 5,489 0
Icosavax, Inc., CVR*^∞ 2,263 0
Inhibrx, Inc., CVR*^∞ 3,024 0
Oncternal Therapeutics, Inc.,
CVR*^∞ 95 0
0
Life Sciences Tools & Services 0 .0%
†
OmniAb, Inc.*^∞ 1,082 0
Total Rights
(cost $3,780) 0
Repurchase Agreements 10 .6%
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $11,591,132,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050;
total market value
$11,822,957.(b) 11,587,598 11,587,598
Natixis Securities Americas
LLC,
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $10,003,050,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
3/31/2026 - 11/15/2055;
total market value
$10,203,111.(b) 10,000,000 10,000,000
Santander US Capital
Markets,
3.67%, dated 1/30/2026,
due 2/2/2026, repurchase
price $5,001,529,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.00%, maturing
8/25/2036 - 1/25/2056;
total market value
$5,101,560.(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $26,587,598) 26,587,598
Total Investments
(cost $185,294,334) — 109.6% 273,762,425
Liabilities in excess of other assets — (9.6)% (24,011,983)
NET ASSETS — 100.0%
$ 249,750,442
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $45,091,414, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $26,587,598 and by $21,391,978 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 2/5/2026 - 5/15/2055, a total value of
$47,979,576.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $26,587,598.

98 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
ADR American Depositary Receipt
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of January 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index 168 3/2026 USD 2,204,664 (54,901)
Net contracts (54,901)
Currency:
USD United States Dollar

Nationwide Small Cap Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 99
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

100 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 16,966 $ – $ – $ 16,966
Common Stocks
Aerospace & Defense 5,622,492 – – 5,622,492
Air Freight & Logistics 294,750 – – 294,750
Automobile Components 2,722,958 – – 2,722,958
Automobiles 126,326 – – 126,326
Banks 24,310,148 – – 24,310,148
Beverages 307,507 – – 307,507
Biotechnology 22,031,151 – – 22,031,151
Broadline Retail 216,410 – – 216,410
Building Products 3,811,363 – – 3,811,363
Capital Markets 4,555,255 – – 4,555,255
Chemicals 3,785,395 – – 3,785,395
Commercial Services & Supplies 3,567,763 – – 3,567,763
Communications Equipment 2,380,639 – – 2,380,639
Construction & Engineering 6,258,901 – – 6,258,901
Construction Materials 462,523 – – 462,523
Consumer Finance 2,344,095 – – 2,344,095
Consumer Staples Distribution & Retail 1,127,927 – – 1,127,927
Containers & Packaging 584,399 – – 584,399
Distributors 172,911 – – 172,911
Diversified Consumer Services 2,733,848 – – 2,733,848
Diversified REITs 1,293,253 – – 1,293,253
Diversified Telecommunication Services 1,439,915 – – 1,439,915
Electric Utilities 2,400,999 – – 2,400,999
Electrical Equipment 7,852,966 – – 7,852,966
Electronic Equipment, Instruments &
Components 8,851,080 – – 8,851,080
Energy Equipment & Services 5,081,979 – – 5,081,979
Entertainment 1,245,043 – – 1,245,043
Financial Services 5,127,384 – – 5,127,384
Food Products 1,756,159 – – 1,756,159
Gas Utilities 2,527,485 – – 2,527,485
Ground Transportation 779,389 – – 779,389
Health Care Equipment & Supplies 6,221,220 – – 6,221,220
Health Care Providers & Services 7,791,202 – – 7,791,202
Health Care REITs 2,489,710 – – 2,489,710
Health Care Technology 667,106 – – 667,106
Hotel & Resort REITs 1,385,906 – – 1,385,906
Hotels, Restaurants & Leisure 4,004,893 – – 4,004,893
Household Durables 3,963,703 – – 3,963,703
Household Products 682,530 – – 682,530
Independent Power and Renewable
Electricity Producers 675,090 – – 675,090
Industrial Conglomerates 64,616 – – 64,616
Industrial REITs 916,823 – – 916,823
Insurance 4,592,102 – – 4,592,102
Interactive Media & Services 1,114,367 – – 1,114,367
IT Services 1,650,028 – – 1,650,028
Leisure Products 1,095,334 – – 1,095,334
Life Sciences Tools & Services 1,140,697 – – 1,140,697
Machinery 9,684,398 – – 9,684,398
Marine Transportation 614,586 – – 614,586
Media 2,354,718 – – 2,354,718
Metals & Mining 6,358,285 – – 6,358,285
Mortgage Real Estate Investment Trusts
(REITs) 2,024,690 – – 2,024,690
Multi-Utilities 1,114,976 – – 1,114,976
Office REITs 1,188,025 – – 1,188,025
Oil, Gas & Consumable Fuels 8,438,416 – – 8,438,416

Nationwide Small Cap Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 101
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against
Level 1 Level 2 Level 3 Total
Assets:
Paper & Forest Products $ 194,133 $ – $ – $ 194,133
Passenger Airlines 1,066,385 – – 1,066,385
Personal Care Products 544,074 – – 544,074
Pharmaceuticals 6,086,699 – – 6,086,699
Professional Services 4,204,264 – – 4,204,264
Real Estate Management & Development 1,764,124 – – 1,764,124
Residential REITs 742,579 – – 742,579
Retail REITs 2,774,240 – – 2,774,240
Semiconductors & Semiconductor
Equipment 8,400,435 – – 8,400,435
Software 12,388,239 – – 12,388,239
Specialized REITs 712,657 – – 712,657
Specialty Retail 5,169,480 – – 5,169,480
Technology Hardware, Storage &
Peripherals 1,600,396 – – 1,600,396
Textiles, Apparel & Luxury Goods 1,262,827 – – 1,262,827
Tobacco 288,622 – – 288,622
Trading Companies & Distributors 2,722,890 – – 2,722,890
Transportation Infrastructure 16,761 – – 16,761
Water Utilities 797,321 – – 797,321
Wireless Telecommunication Services 415,901 – – 415,901
Total Common Stocks $ 247,157,861 $ – $ – $ 247,157,861
Repurchase Agreements – 26,587,598 – 26,587,598
Rights   – – – –
Total Assets $ 247,174,827 $ 26,587,598 $ – $ 273,762,425
Liabilities:
Futures Contracts $ (54,901) $ – $ – $ (54,901)
Total Liabilities $ (54,901) $ – $ – $ (54,901)
Total $ 247,119,926 $ 26,587,598 $ – $ 273,707,524
As of January 31, 2026, the Fund held one common stock investment and six rights investments that were categorized as Level
3 investments which were each valued at $0.
Warrants Total
Balance as of 10/31/2025 $ 486 $ 486
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Distributions — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation (486) (486)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 1/31/2026 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 1/31/2026 $ — $ —

102 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide Small Cap Index Fund
the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2026:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (54,901)
Total $ (54,901)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide NYSE Arca Tech 100 Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 103
Common Stocks 99 .7%
Shares Value ($)
Aerospace & Defense 8 .1%
Boeing Co. (The)* 32,836 7,674,430
General Dynamics Corp. 32,848 11,532,604
L3Harris Technologies, Inc. 32,846 11,261,251
Lockheed Martin Corp. 32,842 20,829,053
RTX Corp. 32,830 6,596,532
57,893,870
Automobiles 2 .0%
Tesla, Inc.* 32,834 14,132,082
Biotechnology 3 .1%
Amgen, Inc. 32,837 11,226,314
Biogen, Inc.* 32,824 5,904,709
Gilead Sciences, Inc. 32,814 4,657,947
Myriad Genetics, Inc.* 32,927 185,050
21,974,020
Broadline Retail 2 .4%
Alibaba Group Holding Ltd.,
ADR-CN(a) 32,823 5,565,468
Amazon.com, Inc.* 32,837 7,857,894
eBay, Inc. 32,850 2,996,577
JD.com, Inc., ADR-CN(a) 32,927 937,761
17,357,700
Chemicals 0 .2%
DuPont de Nemours, Inc. 32,762 1,438,907
Communications Equipment 7 .4%
Ciena Corp.* 32,837 8,268,685
Cisco Systems, Inc. 32,839 2,571,950
F5, Inc.* 32,840 9,051,032
Motorola Solutions, Inc. 32,829 13,214,986
NETGEAR, Inc.* 32,927 688,504
Nokia OYJ, ADR-FI(a) 32,927 211,721
Ubiquiti, Inc. 32,841 18,109,184
Viavi Solutions, Inc.* 32,927 805,394
52,921,456
Diversified Telecommunication Services 0 .1%
AT&T, Inc. 32,927 863,017
Electrical Equipment 0 .2%
Sensata Technologies Holding
plc 32,713 1,131,543
Electronic Equipment, Instruments & Components 1 .1%
Amphenol Corp., Class A 32,823 4,729,138
Corning, Inc. 32,850 3,391,762
8,120,900
Energy Equipment & Services 0 .5%
Halliburton Co. 32,927 1,103,713
NOV, Inc. 32,927 604,211
SLB Ltd. 32,751 1,584,493
3,292,417
Entertainment 1 .0%
Electronic Arts, Inc. 32,867 6,702,239
Financial Services 4 .0%
Mastercard, Inc., Class A 32,839 17,693,325
Visa, Inc., Class A 32,845 10,570,506
28,263,831
Health Care Equipment & Supplies 1 .0%
Baxter International, Inc.(a) 32,927 660,845
Boston Scientific Corp.* 32,856 3,073,021
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 32,856 3,382,854
7,116,720
Health Care Technology 0 .9%
Veeva Systems, Inc., Class A* 32,834 6,695,509
Household Durables 0 .9%
Garmin Ltd. 32,831 6,620,043
Industrial Conglomerates 1 .1%
Honeywell International, Inc. 32,834 7,470,392
Interactive Media & Services 5 .0%
Alphabet, Inc., Class A 32,845 11,101,610
Meta Platforms, Inc., Class A 32,832 23,524,128
Ziff Davis, Inc.* 32,742 1,251,399
35,877,137
IT Services 3 .4%
Akamai Technologies, Inc.*(a) 32,849 3,191,280
Amdocs Ltd. 32,842 2,691,073
DXC Technology Co.* 32,927 475,137
International Business
Machines Corp. 32,842 10,072,641
VeriSign, Inc. 32,838 8,020,025
24,450,156
Life Sciences Tools & Services 5 .0%
Agilent Technologies, Inc. 32,815 4,392,288
Danaher Corp. 32,837 7,187,691
Illumina, Inc.* 32,867 4,759,470
Thermo Fisher Scientific, Inc. 32,843 19,003,288
35,342,737
Pharmaceuticals 1 .4%
AstraZeneca plc, ADR-UK 32,852 3,047,680
Bausch Health Cos., Inc.*(a) 32,927 189,001
Bristol-Myers Squibb Co. 32,800 1,805,640
Novartis AG, ADR 32,867 4,886,666
9,928,987
Professional Services 1 .1%
Automatic Data Processing,
Inc. 32,839 8,105,322
Semiconductors & Semiconductor Equipment 29 .4%
Advanced Micro Devices, Inc.* 32,836 7,773,266
Analog Devices, Inc. 32,843 10,210,232
Applied Materials, Inc. 32,844 10,586,278
ASML Holding NV
(Registered), ADR-NL 32,837 46,727,051
Broadcom, Inc. 32,846 10,881,880
FormFactor, Inc.* 32,806 2,312,495
Intel Corp.* 32,779 1,523,240
KLA Corp. 32,838 46,890,694
Lam Research Corp. 32,836 7,665,893
Microchip Technology, Inc. 32,821 2,491,770
Micron Technology, Inc. 32,846 13,627,148
NVIDIA Corp. 32,828 6,274,416
NXP Semiconductors NV 32,836 7,425,533
ON Semiconductor Corp.* 32,797 1,964,212
QUALCOMM, Inc. 32,820 4,975,184
Synaptics, Inc.* 32,836 2,709,298
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 32,847 10,857,904
Teradyne, Inc. 32,835 7,914,877

104 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc. 32,830 7,076,507
209,887,878
Software 15 .4%
Adeia, Inc. 32,927 595,649
Adobe, Inc.* 32,843 9,631,210
Check Point Software
Technologies Ltd.*(a) 32,828 5,892,954
Gen Digital, Inc. 32,927 789,919
InterDigital, Inc.(a) 32,845 10,721,922
Intuit, Inc. 32,841 16,385,032
LiveRamp Holdings, Inc.* 32,927 801,773
Microsoft Corp. 32,835 14,128,572
Open Text Corp. 32,927 840,626
Oracle Corp. 32,824 5,402,174
Palantir Technologies, Inc.,
Class A* 32,823 4,811,524
Progress Software Corp.* 32,753 1,340,253
PTC, Inc.* 32,821 5,124,343
Salesforce, Inc. 32,836 6,970,754
SAP SE, ADR-DE(a) 32,836 6,601,349
ServiceNow, Inc.* 32,811 3,839,215
Synopsys, Inc.* 32,837 15,272,981
Teradata Corp.* 32,927 939,078
110,089,328
Technology Hardware, Storage & Peripherals 4 .8%
Apple, Inc. 32,838 8,520,804
HP, Inc. 32,927 640,101
NetApp, Inc. 32,863 3,166,350
Seagate Technology Holdings
plc(a) 32,843 13,389,763
Western Digital Corp.(a) 32,838 8,217,053
Xerox Holdings Corp. 32,927 72,110
34,006,181
Wireless Telecommunication Services 0 .2%
Telephone & Data Systems,
Inc. 32,762 1,478,549
Total Common Stocks
(cost $137,839,470) 711,160,921
Repurchase Agreements 5 .0%
Principal
Amount ($)
CF Secured, LLC,
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $17,515,227,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
1/31/2026 - 8/15/2050;
total market value
$17,865,535.(b) 17,509,887 17,509,887
Repurchase Agreements
Principal
Amount ($) Value ($)
ING Financial Services LLC,
3.67%, dated 1/30/2026,
due 2/6/2026, repurchase
price $1,000,714,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
2/19/2026 - 8/15/2050;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Marex Capital Markets, Inc.,
3.72%, dated 1/30/2026,
due 2/2/2026, repurchase
price $13,004,030,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.25%, maturing
4/15/2026 - 2/15/2055;
total market value
$13,264,114.(b) 13,000,000 13,000,000
Nomura Securities
International, Inc.,
3.66%, dated 1/30/2026,
due 2/2/2026, repurchase
price $4,001,220,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.63%, maturing
2/15/2026 - 5/15/2053;
total market value
$4,081,245.(b) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $35,509,887) 35,509,887
Total Investments
(cost $173,349,357) — 104.7% 746,670,808
Liabilities in excess of other assets — (4.7)% (33,621,897)
NET ASSETS — 100.0%
$ 713,048,911

Nationwide NYSE Arca Tech 100 Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 105
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2026. The total value of securities on loan as of
January 31, 2026 was $36,982,004, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $35,509,887 and by $3,763,804 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.50% - 4.63%, and maturity
dates ranging from 7/31/2026 - 2/15/2052, a total value of
$39,273,691.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2026 was $35,509,887.
ADR American Depositary Receipt
CN China
DE Germany
FI Finland
NL Netherlands
TW Taiwan
UK United Kingdom

106 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Futures contracts outstanding as of January 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 4 3/2026 USD 2,053,600 2,396
Net contracts 2,396
Currency:
USD United States Dollar

Nationwide NYSE Arca Tech 100 Index Fund - January 31, 2026 (Unaudited) - Statement of Investments - 107
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

108 - Statement of Investments - January 31, 2026 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of
January 31, 2026
:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2026:
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 711,160,921 $ – $ – $ 711,160,921
Futures Contracts 2,396 – – 2,396
Repurchase Agreements – 35,509,887 – 35,509,887
Total $ 711,163,317 $ 35,509,887 $ – $ 746,673,204
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 2,396
Total $ 2,396
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.